AS FILED WITH THE SEC ON _____________________________ REGISTRATION NO. 2-80896

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 33                     [X]


                                       AND


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                                AMENDMENT NO. 36                             [X]
                        (Check appropriate box or boxes)


                                ----------------

                        THE PRUDENTIAL SERIES FUND, INC.
                        --------------------------------
                           (Exact Name of Registrant)


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   -------------------------------------------
                               (Name of Depositor)


                                PRUDENTIAL PLAZA
                          NEWARK, NEW JERSEY 07102-3777
                                 (800) 445-4571
          -------------------------------------------------------------
          (Address and telephone number of principal executive offices)

                                ----------------

                                  THOMAS EARLY
                                    SECRETARY
                        THE PRUDENTIAL SERIES FUND, INC.
                                PRUDENTIAL PLAZA
                          NEWARK, NEW JERSEY 07102-3777
                     ---------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                JEFFREY C. MARTIN
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                ----------------


The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for fiscal year 1996 was filed on February 28, 1997.


It is proposed that this filing will become effective (check appropriate space):

    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

    [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485


    [ ] on  May 1, 1997  pursuant to paragraph (b) of Rule 485
         -------------

    [ ] on _________________ pursuant to paragraph (a)(1) of Rule 485


    [ ] on _________________ pursuant to paragraph (a)(2) of Rule 485


================================================================================



                              CROSS REFERENCE SHEET
                   (AS REQUIRED BY 495(A) UNDER THE 1933 ACT)

N-1A ITEM NUMBER AND CAPTION                                        LOCATION
----------------------------                                        --------
PART A

         1.   Cover Page .......................................    Cover Page

         2.   Synopsis .........................................    Not Applicable

         3.   Condensed Financial Information...................    Financial Highlights; Portfolio Rates of Return;
                                                                    Investment Objectives and Policies of the Portfolios

         4.   General Description of Registrant.................    The Series Fund; Investment Objectives and Policies
                                                                    of the Portfolios; Investment Restrictions Applicable
                                                                    to the Portfolios

         5.   Management of the Fund............................    Investment Manager; Investment Management
                                                                    Arrangements and Expenses; Portfolio Brokerage and
                                                                    Related Practices; Portfolio Transactions and
                                                                    Brokerage; Custodian, Transfer Agent and Dividend
                                                                    Disbursing Agent; Monitoring for Possible Conflict

         6.   Capital Stock and Other Securities...............     Investment Objectives and Policies of the Portfolios;
                                                                    Dividends, Distributions and Taxes; Voting Rights;
                                                                    Additional Information

         7.   Purchase of Securities Being Offered.............     Purchase and Redemption of Shares; Determination
                                                                    of Net Asset Value

         8.   Redemption or Repurchase.........................     Purchase and Redemption of Shares; Other
                                                                    Information Concerning the Series Fund

         9.   Pending Legal Proceedings........................     Not Applicable

PART B

        10.   Cover Page.......................................     Cover Page

        11.   Table of Contents................................     Contents

        12.   General Information and History..................     Not Applicable

        13.   Investment Objectives and Policies...............     Investment Objectives and Policies of the Portfolios;
                                                                    Investment Restrictions

        14.   Management of the Fund...........................     Management of the Series Fund

        15.   Control Persons and Principal Holders
              of Securities....................................     Not Applicable

        16.   Investment Advisory and Other Services...........     Investment Management Arrangements and
                                                                    Expenses; Custodian, Transfer Agent, and Dividend
                                                                    Disbursing Agent; Experts

        17.   Brokerage Allocation.............................     Portfolio Transactions and Brokerage

        18.   Capital Stock and Other Securities...............     Not Applicable



N-1A ITEM NUMBER AND CAPTION                                        LOCATION
----------------------------                                        --------

        19.   Purchase, Redemption and Pricing of
              Securities Being Offered.........................     Determination of Net Asset Value

        20.   Tax Status.......................................     Not Applicable

        21.   Underwriters.....................................     Determination of Net Asset Value

        22.   Calculations of Performance Data.................     Not Applicable

        23.   Financial Statements.............................     Financial Statements of The Prudential Series Fund, Inc.

PART C

           Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS

MAY 1, 1997

THE PRUDENTIAL
SERIES FUND, INC.

The Prudential Series Fund, Inc. (the "Series Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its fifteen separate portfolios, each of which is, for investment purposes, in effect a separate fund. The portfolios are: the Money Market Portfolio, the Diversified Bond Portfolio, the Government Income Portfolio, two Zero Coupon Bond Portfolios with different liquidation dates--2000 and 2005, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the High Yield Bond Portfolio, the Stock Index Portfolio, the Equity Income Portfolio, the Equity Portfolio, the Prudential Jennison Portfolio, the Small Capitalization Stock Portfolio, the Global Portfolio, and the Natural Resources Portfolio. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts (the "Accounts") of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts (the "Contracts") issued by those Companies. The Accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The Accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

NOT EVERY PORTFOLIO IS AVAILABLE UNDER ALL OF THE VARIABLE CONTRACTS. THE PROSPECTUS FOR EACH CONTRACT LISTS THE PORTFOLIOS CURRENTLY AVAILABLE UNDER THAT PARTICULAR CONTRACT.

SHARES OF THE MONEY MARKET PORTFOLIO AND THE GOVERNMENT INCOME PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A STABLE PRICE PER SHARE, THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO DO SO.

                            ------------------------

    THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS CAN BE FOUND ON THE NEXT PAGE

                            ------------------------

Information contained in this prospectus should be read carefully by a prospective investor before an investment is made. Additional information about the Series Fund has been filed with the Securities and Exchange Commission in a statement of additional information, dated May 1, 1997 which information is incorporated herein by reference and is available without charge upon written request to The Prudential Series Fund, Inc., Prudential Plaza, Newark, New Jersey 07102-3777, or by telephoning (800) 445-4571.

                            ------------------------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        THE PRUDENTIAL SERIES FUND, INC.
                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 445-4571

PSF-1 Ed 5-97

             INVESTMENT OBJECTIVES OF THE PORTFOLIOS ARE AS FOLLOWS:

FIXED INCOME PORTFOLIOS

MONEY MARKET PORTFOLIO. The maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality short-term debt obligations.

DIVERSIFIED BOND PORTFOLIO. A high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

GOVERNMENT INCOME PORTFOLIO. Achievement of a high level of income over the longer term consistent with the preservation of capital through investment primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

ZERO COUPON BOND PORTFOLIOS 2000 AND 2005. Achievement of the highest predictable compounded investment return for a specific period of time, consistent with the safety of invested capital, by investing primarily in debt obligations of the United States Treasury and investment-grade corporations that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons.

To obtain the predicted investment return an investor must plan to retain his or her investment in the selected portfolio until the designated year in which the portfolio will be liquidated. Redemption prior to that time may result in a loss. Moreover, since the portfolios will be actively managed with the objective of obtaining a yield higher than the predicted yield, there is a risk that the actual yield may be lower.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

HIGH YIELD BOND PORTFOLIOS

HIGH YIELD BOND PORTFOLIO. Achievement of a high total return through investment in high yield/high risk fixed income securities in the medium to lower quality ranges. SUCH SECURITIES MAY HAVE SPECULATIVE CHARACTERISTICS AND GENERALLY INVOLVE GREATER RISKS OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES.

DIVERSIFIED STOCK PORTFOLIOS

STOCK INDEX PORTFOLIO. Achievement of investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate by following a policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.


EQUITY INCOME PORTFOLIO. Both current income and capital appreciation through investment primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the Standard & Poor's 500 Composite Stock Price Index or the NYSE Composite Index.


EQUITY PORTFOLIO. Capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

PRUDENTIAL JENNISON PORTFOLIO. Long-term growth of capital through investment primarily in equity securities of established companies with above-average growth prospects. Current income, if any, is incidental.

SMALL CAPITALIZATION STOCK PORTFOLIO. Long-term growth of capital through investment primarily in equity securities of publicly-traded companies with small market capitalization. Current income, if any, is incidental.

GLOBAL PORTFOLIO. Long-term growth of capital through investment primarily in common stock and common stock equivalents of foreign and domestic issuers. Current income, if any, is incidental.

SPECIALIZED PORTFOLIOS

NATURAL RESOURCES PORTFOLIO. Long-term growth of capital through investment primarily in common stocks and convertible securities of "natural resource companies" (as defined in this prospectus) and in securities (typically debt securities and preferred stock) the terms of which are related to the market value of a natural resource.

There can be no assurance that the objectives of any portfolio will be realized. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS, page 10. The Series Fund may in the future establish other portfolios with different investment objectives.

                                    CONTENTS

                                                                           Page
                                                                           -----
FINANCIAL HIGHLIGHTS...................................................      1

PORTFOLIO RATES OF RETURN..............................................      9

THE SERIES FUND........................................................     10

THE ACCOUNTS AND THE CONTRACTS.........................................     10

INVESTMENT MANAGER.....................................................     10

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS...................     10
         FIXED INCOME PORTFOLIOS.......................................     11
         Money Market Portfolio........................................     11
         Diversified Bond Portfolio....................................     11
         Government Income Portfolio...................................     12
         Zero Coupon Bond Portfolios  2000 and 2005....................     14
         BALANCED PORTFOLIOS...........................................     15
         Conservative Balanced Portfolio...............................     15
         Flexible Managed Portfolio....................................     16
         HIGH YIELD BOND PORTFOLIOS....................................     17
         High Yield Bond Portfolio.....................................     17
         DIVERSIFIED STOCK PORTFOLIOS..................................     19
         Stock Index Portfolio.........................................     19
         Equity Income Portfolio.......................................     21
         Equity Portfolio..............................................     22
         Prudential Jennison Portfolio.................................     22
         Small Capitalization Stock Portfolio..........................     23
         Global Portfolio..............................................     24
         SPECIALIZED PORTFOLIOS........................................     25
         Natural Resources Portfolio...................................     25
         CONVERTIBLE SECURITIES........................................     26
         LOAN PARTICIPATIONS...........................................     27
         FOREIGN SECURITIES............................................     27
         OPTIONS ON EQUITY SECURITIES..................................     28
         OPTIONS ON DEBT SECURITIES....................................     29
         OPTIONS ON STOCK INDICES......................................     30
         OPTIONS ON FOREIGN CURRENCIES.................................     30
         FUTURES CONTRACTS.............................................     31
         OPTIONS ON FUTURES CONTRACTS..................................     31
         REPURCHASE AGREEMENTS.........................................     32
         REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS................     32
         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES...................     32
         SHORT SALES...................................................     33
         SHORT SALES AGAINST THE BOX...................................     33
         INTEREST RATE SWAPS...........................................     33
         LOANS OF PORTFOLIO SECURITIES.................................     33

INVESTMENT RESTRICTIONS APPLICABLE TO THE PORTFOLIOS...................     34

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES........................     34

PURCHASE AND REDEMPTION OF SHARES......................................     35

DETERMINATION OF NET ASSET VALUE.......................................     35

DIVIDENDS, DISTRIBUTIONS, AND TAXES....................................     36

OTHER INFORMATION CONCERNING THE SERIES FUND...........................     37
         INCORPORATION AND AUTHORIZED STOCK............................     37
         VOTING RIGHTS.................................................     38
         MONITORING FOR POSSIBLE CONFLICT..............................     38
         PERIODIC REPORTS..............................................     38
         PORTFOLIO BROKERAGE AND RELATED PRACTICES.....................     38
         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..................     39
         ADDITIONAL INFORMATION........................................     39

APPENDIX: SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
            MAY CURRENTLY INVEST.......................................     A1

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (For a share outstanding throughout the periods indicated)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                        MONEY MARKET
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  10.00   $  10.00  $  10.00  $  10.00  $  10.00   $  10.00  $  10.00  $  10.00   $   10.00  $   10.00
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Income From Investment
  Operations:
Net investment income and
  net realized gains.....      0.51       0.56      0.40      0.29      0.37       0.60      0.78      0.88        0.72       0.63
Dividends and
  distributions..........     (0.51)     (0.56)    (0.40)    (0.29)    (0.37)     (0.60)    (0.78)    (0.88)      (0.72)     (0.63)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  10.00   $  10.00  $  10.00  $  10.00  $  10.00   $  10.00  $  10.00  $  10.00   $   10.00  $   10.00
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT RATE OF
  RETURN:(B).............      5.22%      5.80%     4.05%     2.95%     3.79%      6.16%     8.16%     9.25%       7.35%      6.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........    $668.8     $613.3    $583.3    $474.7    $528.7     $529.6    $434.2    $236.1      $155.9     $107.2
Ratios to average net
  assets:
  Expenses...............      0.44%      0.44%     0.47%     0.45%     0.47%      0.46%     0.50%     0.55%       0.57%      0.53%
  Net investment
  income.................      5.10%      5.64%     4.02%     2.90%     3.72%      5.96%     7.80%     8.77%       7.17%      6.30%

                                                                      DIVERSIFIED BOND
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  11.31   $  10.04  $  11.10  $  10.83  $  11.00   $  10.33  $  10.32  $   9.94   $   10.04  $   11.05
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.76       0.76      0.68      0.68      0.76       0.80      0.83      0.89        0.88       0.86
Net realized and
  unrealized gains
  (losses) on
  investments............     (0.27)      1.29     (1.04)     0.40      0.01       0.84     (0.01)     0.42       (0.07)     (0.82)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      0.49       2.05     (0.36)     1.08      0.77       1.64      0.82      1.31        0.81       0.04
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net
  investment income......     (0.73)     (0.75)    (0.68)    (0.66)    (0.72)     (0.78)    (0.81)    (0.85)      (0.91)     (0.99)
Distributions from net
  realized gains.........        --      (0.03)    (0.02)    (0.15)    (0.22)     (0.19)       --     (0.08)         --      (0.06)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (0.73)     (0.78)    (0.70)    (0.81)    (0.94)     (0.97)    (0.81)    (0.93)      (0.91)     (1.05)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  11.07   $  11.31  $  10.04  $  11.10  $  10.83   $  11.00  $  10.33  $  10.32   $    9.94  $   10.04
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............      4.40%     20.73%    (3.23%)    10.13%     7.19%    16.44%     8.32%    13.49%       8.19%      0.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........    $720.2     $655.8    $541.6    $576.2    $428.8     $318.7    $227.7    $191.1      $148.8     $139.5
Ratios to average net
  assets:
  Expenses...............      0.45%      0.44%     0.45%     0.46%     0.47%      0.49%     0.47%     0.53%       0.53%      0.53%
  Net investment
  income.................      6.89%      7.00%     6.41%     6.05%     6.89%      7.43%     8.06%     8.56%       8.52%      8.15%
Portfolio turnover
  rate...................       210%       199%       32%       41%       61%       131%       42%      273%        222%       238%

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                1 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS


           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                           GOVERNMENT INCOME
                           ---------------------------------------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                           ---------------------------------------------------------------------------------
                                                                                                     MAY 1,
                                                                                                    1989(D)
                                                                                                       TO
                                                                                                    DECEMBER
                                                                                                      31,
                             1996     1995(A)   1994(A)    1993(A)   1992(A)    1991(A)   1990(A)   1989(A)
                           --------   --------  --------   --------  --------   --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $  11.72   $  10.46  $  11.78   $  11.09  $  11.13   $  10.15  $  10.32  $10.02
                           --------   --------  --------   --------  --------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.75       0.74      0.70       0.70      0.73       0.73      0.79  0.54
Net realized and
  unrealized gains
  (losses) on
  investments............     (0.51)      1.28     (1.31)      0.68     (0.09)      0.85     (0.17) 0.61
                           --------   --------  --------   --------  --------   --------  --------  --------
    Total from investment
    operations...........      0.24       2.02     (0.61)      1.38      0.64       1.58      0.62  1.15
                           --------   --------  --------   --------  --------   --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment income......     (0.74)     (0.76)    (0.71)     (0.64)    (0.59)     (0.60)    (0.77) (0.49)
Distributions from net
  realized gains.........        --         --        --      (0.05)    (0.09)        --     (0.02) (0.36)
                           --------   --------  --------   --------  --------   --------  --------  --------
    Total
    distributions........     (0.74)     (0.76)    (0.71)     (0.69)    (0.68)     (0.60)    (0.79) (0.85)
                           --------   --------  --------   --------  --------   --------  --------  --------
Net Asset Value, end of
  period.................  $  11.22   $  11.72  $  10.46   $  11.78  $  11.09   $  11.13  $  10.15  $10.32
                           --------   --------  --------   --------  --------   --------  --------  --------
                           --------   --------  --------   --------  --------   --------  --------  --------
TOTAL INVESTMENT
  RETURN:(B).............      2.22%     19.48%    (5.16%)    12.56%     5.85%     16.11%     6.34%  11.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........    $482.0     $501.8    $487.6     $540.1    $315.5      $95.0     $23.7   $17.0
Ratios to average net
  assets:
  Expenses...............      0.46%      0.45%     0.45%      0.46%     0.53%      0.58%     0.74%   0.50%(c)
  Net investment
  income.................      6.38%      6.55%     6.30%      5.91%     6.58%      6.97%     7.86%   5.06%(c)
Portfolio turnover
  rate...................        95%       195%       34%        19%       81%       127%      379%    209%

                                                                    ZERO COUPON BOND 2000
                           --------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                           --------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)    1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------   --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  13.27   $  11.86  $  13.72   $  12.55  $  12.40   $  11.28  $  11.88  $  11.00   $   10.69  $   12.48
                           --------   --------  --------   --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.55       0.59      0.92       0.85      0.89       0.91      1.11      0.92        0.92       0.93
Net realized and
  unrealized gains
  (losses) on
  investments............     (0.36)      1.95     (1.91)      1.16      0.14       1.30     (0.59)     1.28        0.29      (1.62)
                           --------   --------  --------   --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      0.19       2.54     (0.99)      2.01      1.03       2.21      0.52      2.20        1.21      (0.69)
                           --------   --------  --------   --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net
  investment income......     (0.54)     (0.60)    (0.85)     (0.84)    (0.88)     (0.94)    (1.12)    (0.92)      (0.90)     (1.10)
Distributions from net
  realized gains.........        --      (0.53)    (0.02)     (0.01)       --      (0.15)       --     (0.40)         --         --
                           --------   --------  --------   --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (0.54)     (1.13)    (0.87)     (0.84)    (0.88)     (1.09)    (1.12)    (1.32)      (0.90)     (1.10)
                           --------   --------  --------   --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  12.92   $  13.27  $  11.86   $  13.72  $  12.55   $  12.40  $  11.28  $  11.88   $   11.00  $   10.69
                           --------   --------  --------   --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------   --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............      1.53%     21.56%    (7.18%)    16.15%     8.59%     20.71%     5.11%    20.38%      11.56%    (5.51%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........     $44.7      $25.3     $20.6      $22.2     $16.7      $14.6     $13.9     $13.1       $10.9       $9.0
Ratios to average net
  assets:
  Expenses...............      0.52%      0.48%     0.51%      0.62%     0.66%      0.68%     0.75%     0.75%       0.75%      0.64%
  Net investment
  income.................      4.88%      4.53%     6.69%      6.21%     7.24%      7.77%     9.99%     7.73%       8.24%      8.19%
Portfolio turnover
  rate...................        13%        71%        9%         1%       --         --        --        39%         --         --

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.
(c) Annualized.
(d) Commencement of investment operations.
This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.
Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                2 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS


           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                         ZERO COUPON BOND 2005
                           ---------------------------------------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                           ---------------------------------------------------------------------------------
                                                                                                     MAY 1,
                                                                                                    1989(D)
                                                                                                       TO
                                                                                                    DECEMBER
                                                                                                      31,
                             1996     1995(A)   1994(A)    1993(A)   1992(A)    1991(A)   1990(A)   1989(A)
                           --------   --------  --------   --------  --------   --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $  13.19   $  10.74  $  12.68   $  11.03  $  10.87   $   9.80  $  10.46  $10.02
                           --------   --------  --------   --------  --------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.66       0.66      0.75       0.77      0.80       0.82      0.85  0.56
Net realized and
  unrealized gains
  (losses) on
  investments............     (0.82)      2.73     (1.97)      1.62      0.21       1.14     (0.65) 0.60
                           --------   --------  --------   --------  --------   --------  --------  --------
    Total from investment
    operations...........     (0.16)      3.39     (1.22)      2.39      1.01       1.96      0.20  1.16
                           --------   --------  --------   --------  --------   --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.64)     (0.65)    (0.72)     (0.74)    (0.79)     (0.83)    (0.86) (0.53)
Distributions from net
  realized gains.........     (0.14)     (0.29)       --         --     (0.06)     (0.06)       --  (0.19)
                           --------   --------  --------   --------  --------   --------  --------  --------
    Total
    distributions........     (0.78)     (0.94)    (0.72)     (0.74)    (0.85)     (0.89)    (0.86) (0.72)
                           --------   --------  --------   --------  --------   --------  --------  --------
Net Asset Value, end of
  period.................  $  12.25   $  13.19  $  10.74   $  12.68  $  11.03   $  10.87  $   9.80  $10.46
                           --------   --------  --------   --------  --------   --------  --------  --------
                           --------   --------  --------   --------  --------   --------  --------  --------
TOTAL INVESTMENT
  RETURN:(B).............     (1.01%)    31.85%    (9.61%)    21.94%     9.66%     21.16%     2.56%  11.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........     $25.8      $23.6     $16.5      $14.5      $9.8       $8.7      $7.3    $7.2
Ratios to average net
  assets:
  Expenses...............      0.53%      0.49%     0.60%      0.66%     0.75%      0.75%     0.75%   0.49%(c)
  Net investment
  income.................      5.42%      5.32%     6.53%      6.17%     7.46%      8.08%     8.83%   5.25%(c)
Portfolio turnover
  rate...................        10%        69%        6%         4%       11%         6%        4%     60%

                                                                    CONSERVATIVE BALANCED
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  15.31   $  14.10  $  14.91  $  14.24  $  14.32   $  13.06  $  13.36  $  12.30   $   11.89  $   12.57
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.66       0.63      0.53      0.49      0.56       0.69      0.82      0.89        0.77       0.66
Net realized and
  unrealized gains
  (losses) on
  investments............      1.24       1.78     (0.68)     1.23      0.41       1.74     (0.14)     1.15        0.43      (0.40)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      1.90       2.41     (0.15)     1.72      0.97       2.43      0.68      2.04        1.20       0.26
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.66)     (0.64)    (0.51)    (0.47)    (0.54)     (0.67)    (0.81)    (0.89)      (0.79)     (0.71)
Distributions from net
  realized gains.........     (1.03)     (0.56)    (0.15)    (0.58)    (0.51)     (0.50)    (0.17)    (0.09)         --      (0.23)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (1.69)     (1.20)    (0.66)    (1.05)    (1.05)     (1.17)    (0.98)    (0.98)      (0.79)     (0.94)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  15.52   $  15.31  $  14.10  $  14.91  $  14.24   $  14.32  $  13.06  $  13.36   $   12.30  $   11.89
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............     12.63%     17.27%    (0.97%)    12.20%     6.95%    19.07%     5.27%    16.99%      10.19%      1.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,478.8   $3,940.8  $3,501.1  $3,103.2  $2,114.0   $1,500.0  $1,100.2    $976.0      $815.6     $803.9
Ratios to average net
  assets:
  Expenses...............      0.59%      0.58%     0.61%     0.60%     0.62%      0.63%     0.65%     0.64%       0.65%      0.66%
  Net investment
  income.................      4.13%      4.19%     3.61%     3.22%     3.88%      4.89%     6.21%     6.81%       6.22%      5.05%
Portfolio turnover
  rate...................       295%       201%      125%       79%       62%       115%       44%      154%        111%       141%
Average commission rate
  paid per share.........   $0.0554        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A        N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.
(c) Annualized.
(d) Commencement of investment operations.
This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.
Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                3 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                      FLEXIBLE MANAGED
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  17.86   $  15.50  $  16.96  $  16.01  $  16.29   $  14.00  $  14.45  $  13.12   $   12.33  $   13.56
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.57       0.56      0.47      0.57      0.58       0.65      0.72      0.82        0.72       0.57
Net realized and
  unrealized gains
  (losses) on
  investments............      1.79       3.15     (1.02)     1.88      0.61       2.81     (0.47)     1.99        0.84      (0.75)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      2.36       3.71     (0.55)     2.45      1.19       3.46      0.25      2.81        1.56      (0.18)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.58)     (0.56)    (0.45)    (0.57)    (0.56)     (0.66)    (0.70)    (0.81)      (0.77)     (0.67)
Distributions from net
  realized gains.........     (1.85)     (0.79)    (0.46)    (0.93)    (0.91)     (0.51)       --     (0.67)         --      (0.38)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (2.43)     (1.35)    (0.91)    (1.50)    (1.47)     (1.17)    (0.70)    (1.48)      (0.77)     (1.05)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  17.79   $  17.86  $  15.50  $  16.96  $  16.01   $  16.29  $  14.00  $  14.45   $   13.12  $   12.33
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............     13.64%     24.13%    (3.16%)    15.58%     7.61%    25.43%     1.91%    21.77%      12.83%     (1.83%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,896.9   $4,261.2  $3,481.5  $3,292.2  $2,435.6   $1,990.7  $1,507.8  $1,386.5    $1,103.9   $1,062.4
Ratios to average net
  assets:
  Expenses...............      0.64%      0.63%     0.66%     0.66%     0.67%      0.67%     0.69%     0.69%       0.70%      0.71%
  Net investment
  income.................      3.07%      3.30%     2.90%     3.30%     3.63%      4.23%     5.13%     5.66%       5.52%      4.09%
Portfolio turnover
  rate...................       233%       173%      124%       63%       59%        93%       52%      141%        128%       124%
Average commission rate
  paid per share.........   $0.0563        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A        N/A

                                                                      HIGH YIELD BOND
                          -------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED
                                                                       DECEMBER 31,
                          -------------------------------------------------------------------------------------------------------
                                                                                                                        FEBRUARY
                                                                                                                           23,
                                                                                                                         1987(D)
                                                                                                                           TO
                                                                                                                        DECEMBER
                                                                                                                           31,
                            1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                          --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period.... $   7.80   $   7.37  $   8.41  $   7.72  $   7.21   $   5.84  $   7.67  $   8.90   $    8.74  $10.00
                          --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....     0.80       0.81      0.87      0.82      0.82       0.83      0.94      1.07        1.07  0.97
Net realized and
  unrealized gains
  (losses) on
  investments............     0.06       0.46     (1.10)     0.63      0.42       1.40     (1.79)    (1.22)       0.06  (1.43)
                          --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........     0.86       1.27     (0.23)     1.45      1.24       2.23     (0.85)    (0.15)       1.13  (0.46)
                          --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......    (0.78)     (0.84)    (0.81)    (0.76)    (0.73)     (0.86)    (0.98)    (1.08)      (0.97) (0.80)
Dividends in excess of
  net investment
  income.................    (0.01)        --        --        --        --         --        --        --          --    --
                          --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........    (0.79)     (0.84)    (0.81)    (0.76)    (0.73)     (0.86)    (0.98)    (1.08)      (0.97) (0.80)
                          --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  period................. $   7.87   $   7.80  $   7.37  $   8.41  $   7.72   $   7.21  $   5.84  $   7.67   $    8.90  $8.74
                          --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                          --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............    11.39%     17.56%    (2.72%)    19.27%    17.54%    39.71%   (11.84%)    (2.05%)    13.17%  (4.91%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........   $432.9     $367.9    $306.2     $282.9    $153.7     $78.7     $49.8      $60.0      $65.8   $40.4
Ratios to average net
  assets:
  Expenses...............     0.63%      0.61%     0.65%     0.65%     0.70%      0.75%     0.75%      0.71%      0.75%   0.73%(c)
  Net investment
  income.................     9.89%     10.34%     9.88%     9.91%    10.67%     12.05%    13.42%     12.29%     11.60%  10.13%(c)
Portfolio turnover
  rate...................       88%       139%       69%       96%       75%        57%       35%        61%        71%     17%

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.
(c) Annualized.
(d) Commencement of investment operations.
This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.
Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                4 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                          STOCK INDEX
                            -------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                            -------------------------------------------------------------------------------------------------------
                                                                                                                           OCTOBER
                                                                                                                             19,
                                                                                                                           1987(D)
                                                                                                                             TO
                                                                                                                          DECEMBER
                                                                                                                             31,
                              1996    1995(A)    1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....   $  19.96  $  14.96   $  15.20  $  14.22  $  13.61   $  10.76  $  11.73  $   9.45   $    8.53  $8.07
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....       0.40      0.40       0.38      0.36      0.35       0.35      0.36      0.33        0.36  0.05
Net realized and
  unrealized gains
  (losses) on
  investments............       4.06      5.13      (0.23)     1.00      0.60       2.82     (0.79)     2.57        0.95  0.55
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........       4.46      5.53       0.15      1.36      0.95       3.17     (0.43)     2.90        1.31  0.60
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......      (0.40)    (0.38)     (0.37)    (0.35)    (0.33)     (0.31)    (0.31)    (0.35)      (0.39) (0.14)
Distributions from net
  realized gains.........      (0.28)    (0.15)     (0.02)    (0.03)    (0.01)     (0.01)    (0.23)    (0.27)         --    --
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........      (0.68)    (0.53)     (0.39)    (0.38)    (0.34)     (0.32)    (0.54)    (0.62)      (0.39) (0.14)
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  period.................   $  23.74  $  19.96   $  14.96  $  15.20  $  14.22   $  13.61  $  10.76  $  11.73   $    9.45  $8.53
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............      22.57%    37.06%      1.01%     9.66%     7.13%     29.72%    (3.63%)    30.93%     15.44%  7.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........   $1,581.4  $1,031.3     $664.5    $615.1    $433.5     $236.9    $104.5     $53.8       $36.0  $24.5
Ratios to average net
  assets:
  Expenses...............       0.40%     0.38%      0.42%     0.42%     0.46%      0.47%     0.60%     0.69%       0.78%  0.45%(c)
  Net investment
  income.................       1.95%     2.27%      2.50%     2.43%     2.56%      2.82%     3.23%     2.95%       3.87%  0.53%(c)
Portfolio turnover
  rate...................          1%        1%         2%        1%        1%         1%       18%       15%         16%   --
Average commission rate
  paid per share.........    $0.0250       N/A        N/A       N/A       N/A        N/A       N/A       N/A         N/A    N/A

                                                                  EQUITY INCOME
                           --------------------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,
                           --------------------------------------------------------------------------------------------
                                                                                                              FEBRUARY
                                                                                                                 19,
                                                                                                               1988(D)
                                                                                                                 TO
                                                                                                              DECEMBER
                                                                                                                 31,
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period      $  16.27   $  14.48  $  15.66  $  13.67  $  13.21   $  11.24  $  12.25  $  10.62   $10.13
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.58       0.64      0.67      0.55      0.58       0.58      0.51      0.54   0.45
Net realized and
  unrealized gains
  (losses) on
  investments............      2.88       2.50     (0.45)     2.46      0.72       2.43     (0.98)     1.84   0.69
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
    Total from investment
    operations...........      3.46       3.14      0.22      3.01      1.30       3.01     (0.47)     2.38   1.14
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.71)     (0.62)    (0.56)    (0.50)    (0.52)     (0.54)    (0.46)    (0.46)  (0.42)
Distributions from net
  realized gains.........     (0.51)     (0.73)    (0.82)    (0.52)    (0.32)     (0.50)    (0.08)    (0.29)  (0.23)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
    Total
    distributions........     (1.22)     (1.35)    (1.38)    (1.02)    (0.84)     (1.04)    (0.54)    (0.75)  (0.65)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
Net Asset Value, end of
  period.................  $  18.51   $  16.27  $  14.48  $  15.66  $  13.67   $  13.21  $  11.24  $  12.25   $10.62
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
TOTAL INVESTMENT
  RETURN:(B).............     21.74%     21.70%     1.44%    22.28%    10.14%     27.50%    (3.73%)   22.67%   11.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........  $1,363.5   $1,110.0    $859.7    $602.8    $234.4     $106.9     $55.5     $34.9    $11.3
Ratios to average net
  assets:
  Expenses...............      0.45%      0.43%     0.52%     0.54%     0.57%      0.57%     0.60%     0.74%    0.64%(c)
  Net investment
  income.................      3.36%      4.00%     3.92%     3.56%     4.32%      4.53%     4.53%     4.48%    4.08%(c)
Portfolio turnover
  rate...................        21%        64%       63%       41%       40%        60%       55%       57%      61%
Average commission rate
  paid per share.........   $0.0553        N/A       N/A       N/A       N/A        N/A       N/A       N/A      N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.
(c) Annualized.
(d) Commencement of investment operations.
This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.
Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                5 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                           EQUITY
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  25.64   $  20.66  $  21.49  $  18.90  $  17.91   $  15.45  $  18.54  $  15.46   $   13.62  $   14.82
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.71       0.55      0.51      0.42      0.44       0.48      0.58      0.47        0.40       0.39
Net realized and
  unrealized gains
  (losses) on
  investments............      3.88       5.89      0.05      3.67      2.05       3.42     (1.58)     4.07        1.91      (0.07)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      4.59       6.44      0.56      4.09      2.49       3.90     (1.00)     4.54        2.31       0.32
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.67)     (0.52)    (0.49)    (0.40)    (0.44)     (0.48)    (0.56)    (0.50)      (0.47)     (0.50)
Distributions from net
  realized gains.........     (2.60)     (0.94)    (0.90)    (1.10)    (1.06)     (0.96)    (1.53)    (0.96)         --      (1.02)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (3.27)     (1.46)    (1.39)    (1.50)    (1.50)     (1.44)    (2.09)    (1.46)      (0.47)     (1.52)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  26.96   $  25.64  $  20.66  $  21.49  $  18.90   $  17.91  $  15.45  $  18.54   $   15.46  $   13.62
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............     18.52%     31.29%     2.78%    21.87%    14.17%     26.01%    (5.21%)    29.73%     17.05%      1.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,814.0   $3,813.8  $2,617.8  $2,186.5  $1,416.6   $1,032.8    $700.5    $675.5      $500.1     $451.0
Ratios to average net
  assets:
  Expenses...............      0.50%      0.48%     0.55%     0.53%     0.53%      0.51%     0.56%     0.56%       0.57%      0.51%
  Net investment
  income.................      2.54%      2.28%     2.39%     1.99%     2.33%      2.66%     3.37%     2.66%       2.67%      2.34%
Portfolio turnover
  rate...................        20%        18%        7%       13%       16%        21%       85%       74%         62%        80%
Average commission rate
  paid per share.........   $0.0524        N/A       N/A       N/A       N/A

                           PRUDENTIAL JENNISON
                           -------------------
                                       APRIL
                                        25,
                                      1995(D)
                             YEAR        TO
                            ENDED     DECEMBER
                           DECEMBER     31,
                           31, 1996   1995(A)
                           --------   --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $12.55     $10.00
                           --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....   0.02      0.02
Net realized and
  unrealized gains
  (losses) on
  investments............   1.78      2.54
                           --------   --------
    Total from investment
    operations...........   1.80      2.56
                           --------   --------
LESS DISTRIBUTIONS
Dividends from net
  investment income......  (0.03)     (0.01)
Distributions from net
  realized gains.........     --        --
                           --------   --------
    Total
    distributions........  (0.03)     (0.01)
                           --------   --------
Net Asset Value, end of
  period.................  $14.32     $12.55
                           --------   --------
                           --------   --------
TOTAL INVESTMENT
  RETURN:(B).............   14.41%      24.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........  $226.5      $63.1
Ratios to average net
  assets:
  Expenses...............    0.66%      0.79%(c)
  Net investment
  income.................    0.20%      0.15%(c)
Portfolio turnover
  rate...................      46%        37%
Average commission rate
  paid per share......... $0.0603        N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.
(c) Annualized.
(d) Commencement of operations.
This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.
Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                6 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                  SMALL
                             CAPITALIZATION
                                  STOCK
                           -------------------
                                       APRIL
                                        25,
                                      1995(D)
                             YEAR        TO
                            ENDED     DECEMBER
                           DECEMBER     31,
                           31, 1996   1995(A)
                           --------   --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....   $11.83     $10.00
                           --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....    0.09      0.08
Net realized and
  unrealized gains
  (losses) on
  investments............    2.23      1.91
                           --------   --------
    Total from investment
    operations...........    2.32      1.99
                           --------   --------
LESS DISTRIBUTIONS
Dividends from net
  investment income......   (0.09)     (0.04)
Distributions from net
  realized gains.........   (0.27)     (0.12)
                           --------   --------
    Total
    distributions........   (0.36)     (0.16)
                           --------   --------
Net Asset Value, end of
  period.................  $13.79     $11.83
                           --------   --------
                           --------   --------
TOTAL INVESTMENT
  RETURN:(B).............   19.77%     19.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........  $147.9      $47.5
Ratios to average net
  assets:
  Expenses...............    0.56%      0.60%(c)
  Net investment
  income.................    0.87%      0.68%(c)
Portfolio turnover
  rate...................      13%        32%
Average commission rate
  paid per share......... $0.0307        N/A

                                                                      GLOBAL
                           --------------------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,
                           --------------------------------------------------------------------------------------------
                                                                                                              SEPTEMBER
                                                                                                                 19,
                                                                                                               1988(D)
                                                                                                                 TO
                                                                                                              DECEMBER
                                                                                                                 31,
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $  15.53   $  13.88  $  14.64  $  10.37  $  10.79   $   9.87  $  11.55  $  10.51    $9.82
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.11       0.06      0.02      0.02      0.05       0.09      0.20      0.08     0.05
Net realized and
  unrealized gains
  (losses) on
  investments............      2.94       2.14     (0.74)     4.44     (0.42)      1.02     (1.80)     1.81     0.79
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
    Total from investment
    operations...........      3.05       2.20     (0.72)     4.46     (0.37)      1.11     (1.60)     1.89     0.84
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.11)     (0.24)    (0.02)    (0.08)    (0.05)     (0.10)    (0.07)    (0.07)   (0.15)
Distributions from net
  realized gains.........     (0.62)     (0.31)    (0.02)    (0.11)       --      (0.09)    (0.01)    (0.78)     --
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
    Total
    distributions........     (0.73)     (0.55)    (0.04)    (0.19)    (0.05)     (0.19)    (0.08)    (0.85)   (0.15)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
Net Asset Value, end of
  period.................  $  17.85   $  15.53  $  13.88  $  14.64  $  10.37   $  10.79  $   9.87  $  11.55   $10.51
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
TOTAL INVESTMENT
  RETURN:(B).............     19.97%     15.88%    (4.89%)   43.14%    (3.42%)    11.39%   (12.91%)   18.82%    8.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........    $580.6     $400.1    $345.7    $129.1     $34.0      $34.3     $26.2     $29.4    $26.9
Ratios to average net
  assets:
  Expenses...............      0.92%      1.06%     1.23%     1.44%     1.87%      1.62%     1.67%     1.47%    0.42%(c)
  Net investment
  income.................      0.64%      0.44%     0.20%     0.18%     0.49%      0.92%     1.92%     0.70%    0.51%(c)
Portfolio turnover
  rate...................        41%        59%       37%       55%       78%       136%       43%       48%       6%
Average commission rate
  paid per share.........   $0.0358        N/A       N/A       N/A       N/A        N/A       N/A       N/A      N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.
(c) Annualized.
(d) Commencement of operations.
This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.
Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                7 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                NATURAL RESOURCES
                           --------------------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,
                           --------------------------------------------------------------------------------------------
                                                                                                              FEBRUARY
                                                                                                                 19,
                                                                                                               1988(D)
                                                                                                                 TO
                                                                                                              DECEMBER
                                                                                                                 31,
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $  17.27   $  14.44  $  15.56  $  12.95  $  12.45   $  11.62  $  12.71  $  10.14    $9.91
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.15       0.21      0.18      0.23      0.32       0.37      0.41      0.36     0.26
Net realized and
  unrealized gains
  (losses) on
  investments............      5.11       3.66     (0.85)     3.00      0.59       0.82     (1.14)     3.22     0.27
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
    Total from investment
    operations...........      5.26       3.87     (0.67)     3.23      0.91       1.19     (0.73)     3.58     0.53
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.14)     (0.21)    (0.15)    (0.21)    (0.31)     (0.36)    (0.34)    (0.36)   (0.25)
Distributions from net
  realized gains.........     (2.62)     (0.83)    (0.30)    (0.41)    (1.00)        --     (0.02)    (0.65)   (0.05)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
    Total
    distributions........     (2.76)     (1.04)    (0.45)    (0.62)    (0.41)     (0.36)    (0.36)    (1.01)   (0.30)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
Net Asset Value, end of
  period.................  $  19.77   $  17.27  $  14.44  $  15.56  $  12.95   $  12.45  $  11.62  $  12.71   $10.14
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
TOTAL INVESTMENT
  RETURN:(B).............     30.88%     26.92%    (4.30%)    25.15%     7.30%    10.30%    (5.76%)   35.64%    5.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........    $438.4     $293.2    $227.3    $158.8     $77.5      $62.6     $50.6     $17.9     $9.5
Ratios to average net
  assets:
  Expenses...............      0.52%      0.50%     0.61%     0.60%     0.72%      0.68%     0.75%     0.86%    0.58%(c)
  Net investment
  income.................      0.75%      1.25%     1.09%     1.50%     2.44%      2.97%     3.45%     3.04%    2.46%(c)
Portfolio turnover
  rate...................        36%        46%       18%       20%       29%        21%       42%       49%      59%
Average commission rate
  paid per share.........   $0.0454        N/A       N/A       N/A       N/A        N/A       N/A       N/A      N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.

(c) Annualized.

(d) Commencement of investment operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                8 - SERIES FUND

                           PORTFOLIO RATES OF RETURN

The following table, based upon the immediately preceding financial highlights for the Series Fund, shows first the average annual compounded net rates of return for each Portfolio for the year ended December 31, 1996, for the 5 year and 10 year periods ending on that date, and from the inception date of each Portfolio to December 31, 1996. These rates of return should not be regarded as an estimate or prediction of future performance. They may be useful in assessing the competence and performance of the Series Fund's investment advisor and in helping you to decide which portfolios to choose. THIS INFORMATION RELATES ONLY TO THE SERIES FUND AND DOES NOT REFLECT THE VARIOUS OTHER CHARGES MADE UNDER THE CONTRACTS.

                                                          5 YEARS     10 YEARS      INCEPTION
                              INCEPTION    YEAR ENDED      ENDED        ENDED        DATE TO
        PORTFOLIO               DATE        12/31/96     12/31/96     12/31/96      12/31/96
--------------------------  -------------  -----------  -----------  -----------  -------------
MONEY MARKET                       5/83          5.22%        4.36%        5.91%         6.53%
DIVERSIFIED BOND                   5/83          4.40%        7.56%        8.38%         9.45%
GOVERNMENT INCOME                  5/89          2.22%        6.65%         N/A          8.74%
ZERO COUPON BOND 2000              2/86          1.53%        7.64%        8.81%        10.60%
ZERO COUPON BOND 2005              5/89         -1.01%        9.55%         N/A         10.76%
CONSERVATIVE BALANCED              5/83         12.63%        9.43%        9.92%        10.60%
FLEXIBLE MANAGED                   5/83         13.64%       11.18%       11.35%        11.77%
HIGH YIELD BOND                    2/87         11.39%       12.27%         N/A          8.85%
STOCK INDEX                       10/87         22.57%       14.80%         N/A         16.40%
EQUITY INCOME                      2/88         21.74%       15.15%         N/A         14.77%
EQUITY                             5/83         18.52%       17.34%       15.16%        14.91%
PRUDENTIAL JENNISON                5/95         14.41%         N/A          N/A         24.20%
SMALL CAPITALIZATION STOCK         5/95         19.77%         N/A          N/A         24.10%
GLOBAL                             9/88         19.97%       12.82%         N/A         10.48%
NATURAL RESOURCES                  5/88         30.88%       16.38%         N/A         14.25%

                                9 - SERIES FUND

                                 THE SERIES FUND

The Prudential Series Fund, Inc. (the "Series Fund"), a diversified open-end management investment company, is a Maryland corporation organized on November 15, 1982. The Series Fund is currently made up of fifteen separate portfolios: the Money Market Portfolio, the Diversified Bond Portfolio, the Government Income Portfolio, the Zero Coupon Bond Portfolios 2000 and 2005, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the High Yield Bond Portfolio, the Stock Index Portfolio, the Equity Income Portfolio, the Equity Portfolio, the Prudential Jennison Portfolio, the Small Capitalization Stock Portfolio, the Global Portfolio, and the Natural Resources Portfolio. Each portfolio is, for investment purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each portfolio. In other respects the Series Fund is treated as one entity. Each share of capital stock issued with respect to a portfolio has a pro-rata interest in the assets of that portfolio and has no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Series Fund. The Series Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Series Fund's management or its investment policies or practices.

                         THE ACCOUNTS AND THE CONTRACTS

Shares in the Series Fund are currently sold only to separate accounts of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund benefits under variable life insurance and variable annuity contracts issued by those Companies. All the separate accounts are referred to as the "Accounts," and all the contracts are referred to as the "Contracts." Each Contract owner allocates the net premiums and the assets relating to the Contract, within the limitations described in the Contracts, among the subaccounts of the Accounts which in turn invest in the corresponding portfolios of the Series Fund. Not all portfolios of the Series Fund are currently available to all Contracts. The attached prospectus for the Contracts lists the portfolios that are currently available and describes the particular type of Contract selected and the relationship between changes in the value of shares of each portfolio and changes in the benefits payable under the Contracts. The rights of the Accounts as shareholders should be distinguished from the rights of a Contract owner which are described in the Contracts. The terms "shareholder" or "shareholders" in this prospectus refer to the Accounts.

                               INVESTMENT MANAGER

Prudential is the investment advisor of the Series Fund. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777.


Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Series Fund. One of PIC's business groups is Prudential Investments. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. See INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 34.


Prudential will continue to have responsibility for all investment advisory services under its Investment Advisory Agreement with respect to the Series Fund.

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

Each portfolio of the Series Fund has a different investment objective which it pursues through separate investment policies as described below. Since each portfolio has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. The Series Fund may in the future establish other portfolios with different investment objectives.

The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected (which for this purpose and under the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares). The policies by which a portfolio seeks to achieve its investment objectives, however, are not fundamental. They may be changed by the Board of Directors of the Series Fund without the approval of the shareholders.

                                10 - Series Fund

The portfolio turnover rate of the portfolios that were available for investment as of December 31, 1996 can be found in the FINANCIAL HIGHLIGHTS table on pages 1 through 8. The portfolio turnover rate is, generally, the percentage computed by dividing the lesser of portfolio purchases or sales by the average value of the portfolio, in each case excluding securities with maturities of 1 year or less. Generally, the higher the portfolio turnover rate, the greater the brokerage costs incurred by a portfolio.

The following paragraphs describe the investment objectives and policies of each portfolio. There is no guarantee that any of these objectives will be met.

FIXED INCOME PORTFOLIOS

MONEY MARKET PORTFOLIO. The objective of this portfolio is to achieve, through investment in high-quality short-term debt obligations, the maximum current income that is consistent with stability of capital and maintenance of liquidity.

The portfolio seeks to achieve this objective by following the policy of investing primarily in money market instruments denominated in U.S. dollars that mature in 397 days or less from the date the portfolio acquires them. Money market instruments include short-term obligations of the United States and foreign governments, their agencies, instrumentalities, and political subdivisions, and of domestic and foreign banks and corporations. They also include commercial paper, other corporate obligations, obligations of savings and loan associations and savings banks, and variable amount demand master notes. The portfolio may also enter into repurchase and reverse repurchase agreements and may purchase and sell securities on a when-issued and delayed delivery basis. These investment techniques may involve additional risks. A detailed description of the money market instruments in which the portfolio may invest, of the repurchase and reverse repurchase agreements it may enter into, and of the risks associated with those instruments and agreements may be found in the Appendix to this prospectus.

Because of the high quality, short-term nature of the portfolio's holdings, increases in the value of an investment in the portfolio will be derived almost entirely from interest on the securities held by it. Accordingly, the results for the portfolio are subject to the risk of fluctuation in short-term interest rates.

DIVERSIFIED BOND PORTFOLIO. The objective of this portfolio is to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

The portfolio seeks to achieve this objective by following the policies of purchasing primarily debt securities of investment grade or, if not rated, of comparable quality in the opinion of the portfolio manager and of investing from time to time a portion of its assets in high quality money market instruments of the kind held in the Money Market Portfolio as described in the Appendix to this prospectus. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Diversified Bond Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the proportions of intermediate or longer-term securities and short-term debt obligations held in the portfolio will vary to reflect Prudential's assessment of prospective changes in interest rates, so that the portfolio may benefit from relative price appreciation when interest rates decline and suffer lesser declines in value when interest rates rise. The success of this strategy will depend on Prudential's ability to forecast changes in interest rates, and there is a corresponding risk that the value of the securities held in the portfolio will decline.

At least 80% of the portfolio's holdings (including short-term debt obligations) will generally consist of debt securities that at the time of purchase have a rating within the four highest grades determined by Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or a similar nationally-recognized rating service. The portfolio may retain a security whose rating has dropped below the four highest grades as determined by a commercial rating service. Without limitation, the portfolio may invest in obligations of the U.S. Government and its agencies and instrumentalities. The Appendix to the statement of additional information defines the ratings that are given to debt securities by Moody's and S&P and describes the standards applied by them in assigning these ratings.

The remaining assets of the portfolio may be invested in, among other things, debt securities that are not rated within the four highest grades or convertible debt securities, preferred stocks or convertible preferred stocks of any quality. On occasion, however, the portfolio may acquire common stock, not through direct investment but by the conversion of convertible debt securities or the exercise of warrants. For additional information regarding warrants, see INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the statement of additional information. No more than 10% of the value of the total assets of the portfolio will be held in common stocks, and those will usually be sold as soon as a favorable opportunity is available.

                                11 - Series Fund

The portfolio may invest up to 20% of its total assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. For additional information regarding such securities, see FOREIGN SECURITIES on page 27.

In addition, the portfolio may: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis;
(iv) use interest rate swaps; and (v) make short sales. These techniques are described on pages 29 through 33, and further information about some of them is included in the statement of additional information.


Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Diversified Bond Portfolio since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Government Income and Zero Coupon Bond Portfolios 2000 and 2005 of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.


GOVERNMENT INCOME PORTFOLIO. The objective of this portfolio is to achieve a high level of income over the longer term consistent with the preservation of capital through investment primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

The portfolio seeks to achieve this objective by investing at least 65% of its assets in U.S. Treasury securities, obligations issued or guaranteed by U.S. Government agencies and instrumentalities, mortgage-related securities issued by U.S. Government instrumentalities or non-governmental corporations, or related collateralized mortgage obligations. These instruments are described below. The portfolio may invest up to a total of 35% of its assets in the following three categories: (1) money market instruments of the kind held in the Money Market Portfolio; (2) securities of issuers other than the U.S. Government and related entities, usually foreign governments, where the principal and interest are substantially guaranteed (generally to the extent of 90% thereof) by U.S. Government agencies whose guarantee is backed by the full faith and credit of the United States and where an assurance of payment on the unguaranteed portion is provided for in a comparable way; (3) Foreign Government Securities including debt securities issued or guaranteed, as to payment of principal and interest, by governments, governmental agencies, supranational entities and other governmental entities denominated in U.S. dollars. A supranational entity is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank; and (4) asset-backed securities rated in either of the top two ratings by Moody's or Standard & Poor's, or if not rated, determined by the portfolio manager to be of comparable quality. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. When conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Government Income Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

U.S. Treasury Securities. U.S. Treasury securities include bills, notes, and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their coupons, the lengths of their maturities, and the dates of their issuances.

Obligations Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government include securities that are guaranteed by federal agencies or instrumentalities, and may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration, and the Export-Import Bank are backed by the full faith and credit of the United States. Securities in which the portfolio may invest that are not backed by the full faith and credit of the United States include obligations issued by the Tennessee Valley Authority, The Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. In the case of securities not backed by the full faith and credit of the U.S. Government, the portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government if the agency or instrumentality does not meet its commitments.

U.S. Government Securities are considered among the most creditworthy of fixed income investments. The yields available from U.S. Government Securities are generally lower than the yields available from corporate debt securities. The values of U.S. Government Securities (like those of fixed income securities, generally) will change as interest rates fluctuate. During periods of falling U.S. interest rates, the values of outstanding long-term U.S.

                                12 - Series Fund

Government Securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. Government Securities will not affect investment income from those securities, they will affect the portfolio's net asset value. The proportions of intermediate and long-term securities held in the portfolio will vary to reflect Prudential's assessment of prospective changes in interest rates, so that the portfolio may benefit from relative price appreciation when interest rates decline and suffer lesser declines in value when interest rates rise. The success of this strategy will depend on Prudential's ability to forecast changes in interest rates, and there is a corresponding risk that the value of the securities held in the portfolio will decline.

Mortgage-Related Securities Issued by U.S. Government Instrumentalities or by Non-Governmental Corporations. The portfolio may invest in the following three types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) and Federal Home Loan Mortgage Corporation (FHLMC); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without government guarantee but usually having some form of private credit enhancement. The portfolio may invest in adjustable rate and fixed rate mortgage securities. With respect to private mortgage-backed securities not collateralized by securities of the U.S. Government or its agencies, the portfolio will only purchase such securities rated not lower than Aa by Moody's or AA by Standard & Poor's or similarly rated by another nationally recognized rating service or, if unrated, of comparable quality in the opinion of the portfolio manager. The mortgages backing these securities include conventional 30 year fixed rate mortgages, 15 year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages ("ARMs"). The mortgage-backed securities may include those representing an undivided ownership interest in a pool of mortgages, e.g. GNMA, FNMA and FHLMC certificates. The U.S. Government or the issuing agency guarantees the payment of interest and principal of mortgage-backed securities issued by the U.S. Government or its agencies/instrumentalities. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the portfolio's shares. Mortgage-backed securities are in most cases pass-through instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are often subject to more rapid repayment then their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. For example, securities backed by mortgages with 30 year maturities are customarily treated as prepaying fully in the 12th year and securities backed by mortgages with 15 year maturities are customarily treated as prepaying fully in the seventh year. While the timing of prepayments of graduated payment mortgages differs somewhat from that of conventional mortgages, the prepayment experience of graduated payment mortgages is basically the same as that of the conventional mortgages of the same maturity dates over the life of the pool. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the portfolio reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, the portfolio's ability to maintain a portfolio of high yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses. Mortgage-backed securities of the types described under (i) and (ii) above are considered to be U.S. Government Securities for purposes of meeting the requirement that at least 65% of the portfolio's assets be invested in U.S. Government Securities.

Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of pre-payment of principal. However, the major difference between ARMs and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular pre-specified, published interest rate index.

CMOs. The portfolio may also purchase collateralized mortgage obligations ("CMOs"). A CMO is a security issued by a corporation or a U.S. Government instrumentality that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are partitioned into several classes with a ranked priority by which the classes of obligations are redeemed. The portfolio may invest in CMOs issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the

                                13 - Series Fund
foregoing. With respect to privately issued CMOs, the portfolio will only purchase such securities rated not lower than Aa by Moody's or AA by Standard & Poor's or similarly rated by another nationally recognized rating service, or if unrated, of comparable quality in the opinion of the portfolio manager. Privately issued CMOs that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA, and CMOs issued by agencies or instrumentalities of the U.S. Government are considered to be U.S. Government Securities for purposes of meeting the requirement that at least 65% of the portfolio's assets be invested in U.S. Government Securities. Neither the United States Government nor any U.S. Government agency guarantees the payment of principal or interest on these securities.

Asset-Backed Securities. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as automobile or credit card receivables. Asset-backed securities present certain risks, including the risk that the underlying obligor on the asset, such as the automobile purchaser or the credit card holder, may default on his or her obligation. In addition, asset-backed securities often do not provide a security interest in the related collateral. For example, credit card receivables are generally unsecured, and for automobile receivables the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold.

In addition, the portfolio may: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis;
(iv) use interest rate swaps; and (v) make short sales. These techniques are described on pages 29 through 33, and further information about some of them is included in the statement of additional information.

Under normal circumstances, this portfolio's turnover rate is not expected to exceed 200%. Purchases of U.S. Government Securities are generally made from dealers at prices which usually include a profit to the dealer. See PORTFOLIO BROKERAGE AND RELATED PRACTICES, page 38.

Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Government Income Portfolio since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Diversified Bond and Zero Coupon Bond Portfolios 2000 and 2005 of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.

ZERO COUPON BOND PORTFOLIOS 2000 AND 2005. The objective of both of these portfolios is to achieve the highest predictable compounded investment return for a specific period of time, consistent with the safety of invested capital, by investing primarily in debt obligations of the United States Treasury and investment-grade corporations that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively "stripped securities"). The two portfolios differ only in their liquidation dates, which for each portfolio is November 15 of the specified year.

In pursuing this objective, each Zero Coupon Bond Portfolio invests only in readily marketable debt securities that do not involve substantial risk of loss of capital through default, although their value may vary because of changes in the general level of interest rates. It is the policy of each Zero Coupon Bond Portfolio to invest at least 70% of its assets in stripped securities that are obligations of the United States Government maturing within 2 years of the portfolio liquidation date. Up to 30% of the assets may be invested and held either in stripped securities issued by investment-grade corporations or in high-grade interest bearing corporate debt securities, in each case with a quality rating of Baa or better, provided that no more than 20% of the assets of the portfolio may be invested in interest bearing securities. However, as a defensive position, as the liquidation date of each portfolio draws near, more than 20% of assets may be invested in interest bearing securities when deemed appropriate in the view of the portfolio manager given prevailing market conditions and investment opportunities available at the time. Prudential will evaluate the creditworthiness of potential investments in corporate securities in order to determine whether such securities are suitable for purchase by the portfolios. A small portion of the portfolios may be invested in money market instruments of the kind held in the Money Market Portfolio in order to make effective use of cash reserves pending investments in the securities described above. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, each Zero Coupon Bond Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

At the beginning of each week, Prudential will calculate the anticipated compounded growth rate that investors purchasing shares of each portfolio that day are predicted to achieve if their investment is maintained until the portfolio liquidation date. That rate will change from day to day depending on various factors, including particularly the general level of interest rates, but daily changes will generally not be significant. If there is a significant change in interest rates (greater than a 0.30% change in the yield of a zero coupon Treasury bond maturing in the specified year), Prudential will recalculate the predicted yield. Prudential will furnish the anticipated compounded growth rate on request.

                                14 - Series Fund

In order to achieve a predictable compounded investment return to each portfolio's liquidation date that will be as little affected as possible by variations in the general level of interest rates, the composition of the securities held in each portfolio is such that the weighted average period of time until receipt of scheduled cash payments (whether of principal or interest)--sometimes referred to as the portfolio's "duration"--will be kept within 1 year of the period remaining until the portfolio liquidation date. When the portfolio's duration is thus maintained, differences between the market value and the face amount of unmatured bonds on the portfolio's liquidation date resulting from changes in the general level of interest rates will be approximately equal in magnitude to, but opposite in direction from, the difference between the amount of interest accumulated through the reinvestment of earlier coupon or principal payments and the amount that would have been accumulated at the originally predicted rate. Each portfolio is thus able to hold interest bearing securities and stripped securities with maturity dates before, during, and after the portfolio's liquidation date. The concept of "duration" is explained more fully in the statement of additional information.

On the liquidation date of a Zero Coupon Bond Portfolio, all of the securities held by the portfolio will be sold and all outstanding shares of the portfolio will be redeemed. The redemption proceeds will, except as otherwise directed by Contract owners, be used to purchase shares of the Money Market Portfolio.

Each portfolio seeks to realize a higher yield than would be obtained simply by maintaining the portfolio's initial investments. The portfolios are actively managed by Prudential to take advantage of trading opportunities that may exist from time to time due to price and yield distortions resulting from changes in the supply and demand characteristics or perceived differences in quality or liquidity characteristics of the securities available for purchase by the portfolio. There is a corresponding risk that, to the extent that this strategy is unsuccessful, the initial yield objective will not be met.

The stripping of interest coupons will cause the stripped securities to be purchased at a substantial (or "deep") discount from their principal amounts payable at maturity. If held to maturity, these obligations provide a predictable yield. But because interest on stripped securities is not paid in cash on a current basis but rather is in effect compounded until maturity (or the payment date in the case of a coupon), the market values of securities of this type are subject to greater fluctuations, as a result of changes in interest rates, than are the values of debt securities that provide for the periodic payment of interest; and the longer the term to maturity of a portfolio, the greater the risk of such fluctuations. In light of these factors, investors who desire to attain the anticipated growth rate on their investment expected at the time of purchase must plan to hold the portfolio's shares and to reinvest all dividends and distributions until the portfolio matures. Any investor who redeems his or her interest in the portfolio prior to the portfolio liquidation date or who fails to reinvest dividends is likely to achieve quite a different investment return than the return that was predicted on the date the investment was made, and may even suffer a loss.

Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Zero Coupon Bond Portfolios 2000 and 2005 since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Diversified Bond and Government Income Portfolios of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. The objective of this portfolio is to achieve a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

To achieve this objective, the Conservative Balanced Portfolio will follow a policy of maintaining a more conservative asset mix among stocks, bonds and money market instruments than the Flexible Managed Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

      Asset Type                       Minimum        Normal     Maximum
      ----------                       -------        ------     -------
        Stocks                           15%            35%        50%
Bonds and Money Market                   25%            65%        70%


The portfolio manager will make variations in the proportions of each investment category in accordance with its judgment about the expected returns and risks of the various investment categories, but will maintain at least 25% of the value of the portfolio's assets in fixed-income senior securities.

The bond portion of this portfolio will be invested primarily in securities with maturities of 2 to 10 years and ratings at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service or if unrated, of comparable quality in the opinion of the portfolio manager. However, the portfolio may purchase below-investment grade debt. The risks of medium to lower rated securities,

                                15 - Series Fund
also known as high risk securities, are described below in connection with the High Yield Bond Portfolio. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. Because of their shorter maturities, the value of the notes and bonds in this portfolio will be less sensitive to changes in interest rates than the longer-term bonds likely to be held in the Flexible Managed Portfolio. Thus, there will be less of a risk of loss of principal, but not as much of a likelihood for greater appreciation in value. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The stock portion of this portfolio will be invested primarily in the equity securities of major, established corporations in sound financial condition that appear to offer attractive prospects of a total return from dividends and capital appreciation that is superior to broadly based stock indices. The portfolio may also invest in preferred stock, including below investment grade preferred stock. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Conservative Balanced Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 27.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when-issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described on pages 28 through 33, and further information about some of them is included in the statement of additional information.


The Conservative Balanced Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Conservative Balanced Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, has been the portfolio manager of the equity portion of the portfolio since 1995. It is the intention of the portfolio to appoint Patricia Bannan, Managing Director, Prudential Investments, to manage a portion (to be determined by Mr. Stumpp) of the portfolio's equity holdings. Upon Ms. Bannan's appointment, Mr. Spitz will continue to manage the other portion of the portfolio's equity holdings. Tony Rodriguez, Vice President, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Flexible Managed Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Equity Income and Flexible Managed Portfolios of the Series Fund. Ms. Bannan has been portfolio manager of the equity portion of the Flexible Managed Portfolio since 1996. Prior to 1996, Ms. Bannan was President of Phoenix Investment Counsel where she personally managed $3 billion in assets, including a $2.5 billion balanced mutual fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Flexible Managed Portfolio of the Series Fund.


FLEXIBLE MANAGED PORTFOLIO. The objective of this portfolio is achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve this objective, the Flexible Managed Portfolio will follow a policy of maintaining a more aggressive asset mix among stocks, bonds and money market investments than the Conservative Balanced Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

          Asset Type              Minimum        Normal       Maximum
          ----------              -------        ------       -------
            Stocks                  25%            60%         100%
            Bonds                    0%            40%          75%
         Money Market                0%             0%          75%


The portfolio manager may make short-run, and sometimes substantial, variations in the asset mix based upon its judgment about the expected returns and risks of the various investment categories. In varying the asset mix in accordance with these judgments, Prudential will also seek to take advantage of imbalances in fundamental values among the different markets.

The bond component of this portfolio is expected under normal circumstances to have a weighted average maturity of greater than 10 years. The values of bonds with long maturities are generally more sensitive to changes in

                                16 - Series Fund
interest rates than those of shorter maturities. The bond portion of this portfolio will primarily be invested in securities that have a rating at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. However, up to 25% of the bond component of this portfolio may be invested in securities having ratings at the time of purchase of "BB," "Ba" or lower, or if not rated, of comparable quality in the opinion of the portfolio manager, also known as high risk securities. The risks of medium to lower rated securities, are described below in connection with the High Yield Bond Portfolio. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The established company common stock component of this portfolio will consist of the equity securities of major corporations that are believed to be in sound financial condition. In selecting stocks of smaller capitalization companies, the portfolio manager may invest in companies that show above average profitability (measured by return-on-equity, earnings, and dividend growth rates) with modest price/earnings ratios or alternatively, in companies whose stock is undervalued relative to other stocks in the market. The individual equity selections for this portfolio may have more volatile market values than the equity securities selected for the Equity Portfolio or the Conservative Balanced Portfolio. The portfolio may also invest in preferred stock, including below investment grade preferred stock. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Flexible Managed Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.


To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 27.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when- issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described on pages 28 through 33, and further information about some of them is included in the statement of additional information.


The facts that this portfolio will invest in a mix of common stocks regarded as having higher risks than the mix of common stocks that will be purchased by the Conservative Balanced Portfolio; that it will invest in bonds with longer maturities; and that the "normal" mix for this portfolio will include a higher percentage of stocks all combine to mean that the risk of investing in this portfolio is relatively higher--to the extent that each of these factors results in greater risks--than the risk of investing in the Conservative Balanced Portfolio.

The Flexible Managed Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Flexible Managed Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Patricia Bannan, Managing Director, Prudential Investments, has been the portfolio manager of the equity portion of the portfolio since 1996. It is the intention of the portfolio to appoint Warren Spitz, Managing Director, Prudential Investments, to manage a portion (to be determined by Mr. Stumpp) of the portfolio's equity holdings. Upon Mr. Spitz's appointment, Ms. Bannan will continue to manage the other portion of the portfolio's equity holdings. Tony Rodriguez, Vice President, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Conservative Balanced Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Prior to 1996, Ms. Bannan was President of Phoenix Investment Counsel where she personally managed $3 billion in assets including a $2.5 billion balanced mutual fund. Mr. Spitz has been portfolio manager of the equity portion of the Conservative Balanced Portfolio since 1995 and is also portfolio manager of the Prudential Equity Income Fund and the Equity Income Portfolio of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc., and the Flexible Managed Portfolio of the Series Fund.


HIGH YIELD BOND PORTFOLIOS

HIGH YIELD BOND PORTFOLIO. The objective of this portfolio is to achieve a high total return through investment in a diversified portfolio of high yield/high risk fixed income securities.

The portfolio seeks to achieve its objective by following a policy of generally investing in fixed income securities rated in the medium to lower categories by recognized rating services or in unrated fixed income securities of comparable quality. The portfolio expects to invest principally in fixed income securities rated Baa or lower by Moody's, or BBB or lower by S&P. These securities are sometimes known as "junk bonds." Corporate bonds

                                17 - Series Fund
which are rated Baa by Moody's are described by Moody's as being investment grade, but are also characterized as having speculative characteristics. Corporate bonds rated below Baa by Moody's and BBB by S&P are considered speculative. A description of corporate bond ratings is contained in the Appendix to the statement of additional information.

Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

The achievement of the portfolio's investment objectives will depend on Prudential's analytical and portfolio management skills. These skills are more important in connection with the investment in medium to lower rated and comparable unrated securities and to the portfolio's performance than would be the case if the portfolio invested in higher quality fixed income securities. In selecting securities for the portfolio, Prudential will evaluate, among other things, an issuer's financial history, condition, prospects and management. A credit rating assigned by a commercial rating service will not measure the market risk of high yield/high risk bonds and may not be a timely reflection of the condition and economic viability of an individual issuer. In its credit analysis, Prudential therefore will not rely principally on the ratings assigned by the ratings services (e.g., Moody's and S&P), although such ratings will be considered. Through careful selection and by investment in a diversified mix of securities, Prudential will seek to reduce the risks that are associated with investing in medium to lower rated and comparable unrated debt securities.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The value of the fixed income securities in the portfolio will be directly impacted by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. Prudential considers both credit risk and market risk in selecting securities for the portfolio. By holding a diversified selection of such securities, the portfolio seeks to reduce this volatility.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Prudential could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities therefore may be less than the prices used in calculating the portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Series Fund's Board of Directors using a method that, in the good faith belief of the Board, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board's judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

From time to time, federal laws have been enacted which have required the divestiture by companies of their investments in high yield bonds and have limited the deductibility of interest by certain corporate issuers of high yield bonds. These types of laws could adversely affect the portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. There is currently no legislation pending that would adversely impact the market for high yield/high risk securities. However, there can be no assurance that such legislation will not be proposed or enacted in the future.

During the fiscal year ended December 31, 1996, the monthly dollar weighted average ratings of the debt obligations held by the High Yield Bond Portfolio, expressed as a percentage of the portfolio's total investments, were as follows:

                                18 - Series Fund

--------------------------------------------------------------------------------
                                        |            PERCENTAGE OF TOTAL
            RATINGS                     |                INVESTMENTS
----------------------------------------|---------------------------------------
            AAA/Aaa                     |                   0%
            AA/Aa                       |                   0%
            A/A                         |                   0%
            BBB/Baa                     |                 0.3%
            BB/Ba                       |                18.5%
            B/B                         |                60.0%
            CCC/Caa or lower            |                 8.3%
            Unrated                     |                12.9%
--------------------------------------------------------------------------------

Consistent with its investment objective, the portfolio anticipates that under normal conditions at least 80% of the value of its total assets will be invested in high yield/high risk, medium to lower rated fixed income securities. Fixed income securities appropriate for the portfolio may include both convertible and nonconvertible debt securities and preferred stock. The portfolio will not acquire common stocks, except when attached to or included in a unit with fixed income securities which otherwise would be attractive to the portfolio.

The portfolio may invest up to 20% of its total assets in United States currency denominated fixed-income securities issued outside the United States by foreign and domestic issuers. For additional information regarding such securities, see FOREIGN SECURITIES on page 27.

The portfolio may, when it has temporary cash available, invest in money market instruments of the kind held by the Money Market Portfolio. The portfolio may also invest in commercial paper of domestic corporations that does not meet the quality restrictions applicable to the investments of the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the High Yield Bond Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. The portfolio may also: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis; (iv) use interest rate swaps; and
(v) make short sales. These techniques are described on pages 29 through 33, and further information about some of them is included in the statement of additional information.

Although the portfolio is not expected to engage in substantial short-term trading, it may sell securities it owns without regard to the length of time they have been held. The portfolio's turnover rate is not expected to exceed 150%.


Lars Berkman, Managing Director, Prudential Investments, and Michael Snyder, Vice President, Prudential Investments, have been co-managers of the High Yield Bond Portfolio since 1995. Mr. Berkman is also portfolio manager of the Prudential High Yield Fund and has been employed as a portfolio manager in the mutual fund unit since 1990. Mr. Snyder is also the portfolio manager of the High Yield Income Fund, Inc. for Prudential and has been employed as a portfolio manager in the mutual fund unit since 1993.


DIVERSIFIED STOCK PORTFOLIOS

STOCK INDEX PORTFOLIO. The objective of this portfolio is to achieve investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate.

The portfolio seeks to achieve this objective by following the policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), an index which represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed among investors as representative of the performance of publicly-traded common stocks as a whole. The S&P 500 Index is composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange ("NYSE"). Standard & Poor's Corporation chooses the stocks to be included in the index on a statistical basis taking into account market values and industry diversification. Inclusion in the index in no way implies an opinion by Standard & Poor's Corporation as to a stock's attractiveness as an investment. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill, Inc. and have been licensed for use by The Prudential Insurance Company of America and its affiliates and subsidiaries. The Series Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Series Fund. Reference is made to the statement of additional information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The S&P 500 Index is a "weighted" index in which the weighting of each stock depends on its relative total market value: its market price per share times the number of shares outstanding. Because of this weighting, approximately 11% of the S&P 500 Index's value is accounted for by the stocks of the five largest companies by relative market

                                19 - Series Fund
value. As of December 31, 1996 those companies were: General Electric Co., Coca-Cola Co., Exxon Corp., Intel, and Microsoft Corp.

This portfolio will not be "managed" in the traditional sense of using economic, financial or market analysis to determine the stocks to be purchased by the portfolio. Rather, the portfolio manager will purchase stocks for the portfolio in proportion to their weighting in the S&P 500 Index. Thus, adverse financial performance by a company will not result in reduction or elimination of the portfolio's holdings of its stock and, conversely, superior financial performance by a company will not lead the portfolio to increase its holdings of the company's stock. If a stock held by this portfolio is eliminated from the S&P 500 Index, the portfolio will sell its holdings of the stock regardless of the prospects of the company. Because the portfolio will not be "managed" in the traditional sense, portfolio turnover is expected to be low and is generally not expected to exceed 10%. A 10% portfolio turnover rate would occur if one-tenth of the portfolio's securities were sold and either repurchased or replaced within 1 year. Because of the expected low turnover, transaction costs, such as brokerage commissions, are also expected to be relatively low.

The following table shows the performance of the S&P 500 Index for the 25 years ending in 1996. The period covered by this table is one of generally rising stock prices, and the performance of the S&P 500 Index in this period should not be viewed as a representation of any future performance by that index. In addition, the fees and costs involved in the operation of the Stock Index Portfolio mean that the performance of a share of stock in the portfolio may not equal the performance of the S&P 500 Stock Index even if the assets held by the portfolio do equal that performance.

--------------------------------------------------------------------------------
                       *S&P 500 WITH DIVIDENDS REINVESTED
                            ANNUAL PERCENTAGE CHANGE
--------------------------------------------------------------------------------
                                  |
1972          +18.90              |                     1985       +31.57
1973          -14.77              |                     1986       +18.56
1974          -26.39              |                     1987        +5.10
1975          +37.16              |                     1988       +16.61
1976          +23.57              |                     1989       +31.69
1977           -7.42              |                     1990        -3.10
1978           +6.38              |                     1991       +30.47
1979          +18.20              |                     1992        +7.61
1980          +32.27              |                     1993       +10.08
1981           -5.01              |                     1994        +1.32
1982          +21.44              |                     1995       +37.58
1983          +22.38              |                     1996       +22.96
1984           +6.10              |
--------------------------------------------------------------------------------
Source: Standard & Poor's Corporation. Percentage change calculated in accordance with specifications of Sec release number IA-327.

In the nine full years since this portfolio was established its total return, compared to that of the S&P 500 Index, was as follows:

--------------------------------------------------------------------------------
                 Annual Percentage Change                    Total Return
                       S&P 500 with                      Stock Index Portfolio
                   Dividends Reinvested          (after deduction of expenses)
--------------------------------------------------------------------------------
    1988         |         +16.61             |                +15.44
    1989         |         +31.69             |                +30.93
    1990         |          -3.10             |                 -3.63
    1991         |         +30.47             |                +29.72
    1992         |          +7.61             |                 +7.13
    1993         |         +10.08             |                 +9.66
    1994         |          +1.32             |                 +1.01
    1995         |         +37.58             |                +37.06
    1996         |         +22.96             |                +22.57
--------------------------------------------------------------------------------

Under normal circumstances, the portfolio generally intends to purchase all 500 stocks represented in the S&P 500 Index and to invest its assets as fully in those stocks (in proportion to their weighting in the index) as is feasible in light of cash flows into and out of the portfolio. In order to reduce transaction costs, a weighted investment in the 500 stocks comprising the S&P 500 Index is most efficiently made in relatively large amounts. As additional cash is received from the purchase of shares in the portfolio, it may be held temporarily in short-term, high quality

                                20 - Series Fund

Investments of the sort in which the Money Market Portfolio invests, until the portfolio has a sufficient amount of assets in such investments to make an efficient weighted investment in the 500 stocks comprising the S&P 500 Index. If net cash outflows from the portfolio are anticipated, the portfolio may sell stocks (in proportion to their weighting in the S&P 500 Index) in amounts in excess of those needed to satisfy the cash outflows and hold the balance of the proceeds in short-term investments if such a transaction appears, taking into account transaction costs, to be more efficient than selling only the amount of stocks needed to meet the cash requirements. The portfolio will not, however, increase its holdings of cash in anticipation of any decline in the value of the S&P 500 Index or of the stock markets generally. The portfolio will instead remain as fully invested in the S&P 500 Index stocks as feasible in light of its cash flow patterns during periods of market declines as well as advances, and investors in the portfolio thus run the risk of remaining fully invested in common stocks during a period of general decline in the stock markets.

Tracking accuracy is measured by the difference between total return for the S&P Index with dividends reinvested and total return for the portfolio with dividends reinvested before deductions of portfolio fees and expenses. Tracking accuracy is monitored by the portfolio manager on a daily basis. All tracking accuracy deviations are reviewed to determine the effectiveness of investment policies and techniques.

If the portfolio does hold short-term investments as a result of the patterns of cash flows to and from the portfolio, such holdings may cause its performance to differ from that of the S&P 500 Index. the portfolio will attempt to minimize any such difference in performance through transactions involving stock index futures contracts, options on stock indices, and/or options on stock index future contracts. These derivative investment instruments are described under OPTIONS ON STOCK INDICES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 30 through 31. The portfolio will not use such instruments for speculative purposes or to hedge against any decline in the value of the stocks held in the portfolio, but instead will employ them only as a temporary substitute for investment of cash holdings directly in the 500 stocks when the portfolio's cash holdings are too small to make such an investment in an efficient manner.

For example, if the portfolio's cash reserves are insufficient to invest efficiently in another unit of the basket of stocks comprising the S&P 500 Index, the portfolio may purchase S&P 500 futures contracts to hedge against a rise in the value of the stocks the portfolio intends to acquire. In its attempt to minimize any difference in performance between the portfolio and the S&P 500 Index, the portfolio currently intends to engage in transactions involving the S&P 500 Index futures contracts, the NYSE Composite Index futures contracts, options on the S&P 500 Index, the S&P 100 Index, and the NYSE Composite Index, and options on the S&P 500 Index futures contracts and the NYSE Composite Index futures contracts. There can be no assurance that the portfolio's attempt to minimize such performance difference through the use of any of these instruments will succeed. See the statement of additional information for a more detailed discussion of the manner in which the portfolio will employ these instruments and for a description of other risks involved in the use of such instruments.

The above described investment policies and techniques of the Stock Index Portfolio are non-fundamental and may be changed without shareholder approval if it is determined that alternative investment techniques would be more effective in achieving the portfolio's objective.

EQUITY INCOME PORTFOLIO. The objective of this portfolio is both current income and capital appreciation through investment primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the Standard & Poor's 500 Stock Index or the NYSE Composite Index. In selecting these securities, the portfolio will put emphasis on earnings, balance sheet and cash flow analysis, and the relationships that these factors have to the price and return of a given security. Under normal circumstances, the portfolio intends to invest at least 65% of its total assets in such securities.

The portfolio may invest the balance of its assets in other stocks, other securities convertible into common stocks, debt securities (including money market instruments), options on stocks and stock indices, and stock index futures. The portfolio may under normal circumstances invest up to 35% of its total assets in money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Equity Income Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

In addition, up to 35% of the portfolio's total assets may be invested in other fixed-income obligations including convertible and nonconvertible preferred stock. The portfolio anticipates that these will primarily be rated A or better by Moody's or S&P. However, the portfolio may also invest in lower-rated fixed-income securities, although it will not invest in securities rated lower than CC or Ca by Moody's or S&P, respectively. The risks of medium to lower rated securities, also known as high risk securities, are described above in connection with the High Yield Bond Portfolio. A description of debt ratings is contained in the Appendix to the statement of additional information. The portfolio may also invest in non-rated fixed-income securities which, in the opinion of the manager, are of a quality comparable to rated securities in which the portfolio may invest.

                                21 - Series Fund

To the extent permitted by applicable insurance law, the portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 27.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.

As a result of its investment policies, the portfolio's turnover rate may exceed 100%, although it is not expected to exceed 200%.


Warren Spitz, Managing Director, Prudential Investments, has been portfolio manager of the Equity Income Portfolio since 1988. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Conservative Balanced and Flexible Managed Portfolios of the Series Fund.


EQUITY PORTFOLIO. The objective of this portfolio is to achieve capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices.
Current income, if any, is incidental.

Although the portfolio will be invested primarily in common stocks, it may also invest to a limited extent in short, intermediate or long term debt, either convertible or nonconvertible into common stock, as well as in nonconvertible preferred stock. In addition, it may also invest up to 5% of its assets in below investment grade debt securities. The risks of medium to lower rated securities, also known as high risk securities, are described above in connection with the High Yield Bond Portfolio. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. The portfolio will attempt to maintain a flexible approach to the selection of common stocks of various types of companies whose valuations appear to offer opportunities for above-average appreciation. Thus, the portfolio may invest in securities of companies whose estimated growth in earnings exceeds that projected for the market as a whole because of factors such as expanding market share, new products or changes in market environment. Or it may invest in "undervalued" securities which are often characterized by a lack of investor recognition of the basic value of a company's assets. Securities of companies with sales and earnings trends which are currently unfavorable but which are expected to reverse may also be in the portfolio. The effort to achieve price appreciation that is superior to broadly based stock indices necessarily involves accepting a greater risk of declining values. During periods when stock prices decline generally, it can be expected that the value of the portfolio will also decline.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 27.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.

A portion of the portfolio may be invested in money market instruments of the kind held by the Money Market Portfolio in order to make effective use of cash reserves pending investment in common stocks. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Equity Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

Thomas Jackson, Managing Director, Prudential Investments, has been portfolio manager of the Equity Portfolio since 1990. Mr. Jackson is also portfolio manager of the Prudential Equity Fund, Inc.

PRUDENTIAL JENNISON PORTFOLIO. The objective of the Prudential Jennison Portfolio is to achieve long-term growth of capital through investment primarily in equity securities of established companies with above-average growth prospects. Current income, if any, is incidental.

In order to achieve this objective, the Prudential Jennison Portfolio will follow a policy of selecting stocks on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager will look for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics, and in the opinion of the portfolio manager, are attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management. Under normal market

                                22 - Series Fund
conditions, at least 65% of the value of the total assets of the portfolio will be invested in common stocks and preferred stocks of companies which exceed $1 billion in market capitalization.

The portfolio may invest up to 35% of its total assets in: (i) common stocks, preferred stocks, and other equity- related securities of companies that are undergoing changes in management or product and marketing dynamics which have not yet been reflected in reported earnings but which are expected to impact earnings in the intermediate term -- these securities often lack investor recognition and are often favorably valued; (ii) other equity-related securities; (iii) with respect to a maximum of 30% of its total assets, common stocks, preferred stocks and other equity-related securities of non-United States currency denominated issuers or American Depository Receipts ("ADRs");
(iv) investment grade fixed income securities and mortgage-backed securities, including lower rated securities [rated in the fourth highest rating category by a nationally recognized rating service (e.g. Baa by Moody's Investor Services or BBB by Standard & Poor's)] or, if not rated, determined by the portfolio manager to be of comparable quality to securities so rated (a description of debt ratings is contained in the Appendix to the statement of additional information); and (v) obligations issued or guaranteed by the U.S.
Government, its agencies and instrumentalities.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices, and foreign currencies; (ii) lend its portfolio securities; (iii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iv) enter into forward foreign currency exchange contracts; and (v) enter into repurchase agreements and purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.

The effort to achieve superior investment returns necessarily involves a risk of exposure to declining values. Securities in which the portfolio may primarily invest have historically been more volatile than the Standard & Poor's 500 Composite Stock Price Index. Accordingly, during periods when stock prices decline generally, it can be expected that the value of the portfolio will decline more than the market indices.

David Poiesz, Director and Senior Vice President of Jennison Associates Capital Corp. ("Jennison"), is the portfolio manager, and Peter Reinemann, Director and Senior Vice President of Jennison, is the associate portfolio manager of the Prudential Jennison Portfolio. Mr. Poiesz is responsible for the day to day management of the portfolio and has been portfolio manager of the Prudential Jennison Portfolio since its inception in 1995. Mr. Poiesz also manages the Prudential Jennison Growth Fund. Mr. Poiesz joined Jennison in 1983 as an equity research analyst and has been an equity portfolio manager since 1991. Mr. Reinemann is also the associate portfolio manager for the Prudential Jennison Growth Fund, the Prudential Jennison Growth & Income Fund, and the Prudential Active Balanced Fund. Mr. Reinemann has been with Jennison since 1992 as an associate portfolio manager. Prior to 1992, he served as a Vice President at Paribas Asset Management, Inc.

SMALL CAPITALIZATION STOCK PORTFOLIO. The objective of this portfolio is to achieve long-term growth of capital through investment primarily in equity securities of publicly-traded companies with small market capitalization. Current income, if any, is incidental.

The portfolio seeks to achieve this objective by following the policy of attempting to duplicate the price and yield performance of the Standard & Poor's Small Capitalization Stock Index (the "S&P SmallCap 600 Index"), an index which consists of six-hundred smaller capitalization domestic stocks chosen for market size, liquidity, and industry group representation. Stocks in the index have market capitalizations between $35 million and $1.215 billion. However, to be included in the index, stock selections are also screened for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The initial sector weightings were selected to reflect the industry distribution of all small capitalization stocks followed by S&P. The S&P SmallCap 600 Index has above average risk and may fluctuate more than the S&P 500 Index which invests in stocks of larger, more established firms.

The S&P SmallCap 600 Index is a market weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. Standard & Poor's Corporation is responsible for selecting and maintaining the list of stocks to be included in the index. Inclusion in the index in no way implies an opinion by Standard & Poor's Corporation as to a stock's attractiveness as an investment. "Standard & Poor's," "Standard & Poor's Small Capitalization Stock Index" and "Standard & Poor's SmallCap 600" are trademarks of McGraw Hill, Inc. The Series Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Series Fund. Reference is made to the statement of additional information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The following table shows the performance of the S&P SmallCap 600 Index for the 10 years ending in 1996. Although the index was first published in 1994, S&P reconstructed its performance for earlier years. The performance of the S&P SmallCap 600 Index in this period should not be viewed as a representation of any future performance by that index. In addition, the fees and costs involved in the operation of the Small Capitalization

                                23 - Series Fund

Stock Portfolio mean that the performance of a share of stock in the portfolio may not equal the performance of the S&P SmallCap 600 Stock Index even if the assets held by the portfolio do equal that performance.

                   S&P SMALLCAP 600 WITH DIVIDENDS REINVESTED
                            ANNUAL PERCENTAGE CHANGE
                   ------------------------------------------

                   1987                                -13.50
                   1988                                +19.49
                   1989                                +13.89
                   1990                                 -9.90
                   1991                                +48.49
                   1992                                +21.04
                   1993                                +18.79
                   1994                                 -4.77
                   1995                                +29.96
                   1996                                +21.32

Source: Standard & Poor's Corporation. Percentage change calculated in accordance with specifications of SEC release number IA-327.


Under normal circumstances, this portfolio intends to be invested in all or a representative sample of the stocks in the S&P SmallCap 600 Index. The portfolio may hold cash or its equivalent, which may cause its performance to differ from that of the S&P SmallCap 600 Index. The portfolio will attempt to minimize any such differences in performance through transactions involving stock index futures contracts, options on stock indices, and/or options on stock index future contracts. These investment instruments are described under OPTIONS ON STOCK INDICES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 30 through 31.


In addition, the portfolio may: (i) purchase and sell options on equity securities; (ii) lend its portfolio securities; and (iii) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 32, and further information about some of them is included in the statement of additional information.

The investment policies and techniques of the Small Capitalization Stock Portfolio are not fundamental and may be changed without shareholder approval if it is determined that alternative investment techniques would be more effective in achieving the portfolio's objective.


Wai Chiang, Vice President, Prudential Investments, has been portfolio manager of the Small Capitalization Stock Portfolio since its inception in 1995. Mr. Chiang also manages the unregistered commingled domestic equity index separate accounts, Pridex and Pridex 500 for Prudential. Mr. Chiang has been employed by Prudential as a portfolio manager since 1986.


GLOBAL PORTFOLIO. The objective of this portfolio is long-term growth of capital through investment primarily in common stocks and common stock equivalents (such as convertible debt securities) of foreign and domestic issuers. Current income, if any, is incidental.

The portfolio is intended to provide investors with the opportunity to invest in a portfolio of securities of companies located throughout the world. In making the allocation of assets among the various countries and geographic regions, the portfolio manager ordinarily considers such factors as: prospects for relative economic growth between foreign countries; expected levels of inflation and interest rates; government policies influencing business conditions; the range of individual investment opportunities available to international investors; and other pertinent financial, tax, social, political and national factors--all in relation to the prevailing prices of the securities in each country or region.

There are, generally, no geographic limitations on companies in which the portfolio may invest. Depending upon market conditions, the portfolio may be invested primarily in foreign securities. Investments may be made in companies based in the Pacific Basin (for example, Japan, Australia, New Zealand, Singapore, Malaysia, and Hong Kong) and Western Europe (for example, the United Kingdom, Spain, Germany, Switzerland, the Netherlands, France, and Scandinavia), as well as the United States, Canada, and such other areas and countries as the portfolio manager may determine from time to time. The portfolio may seek to hedge its position in foreign currencies as more fully described herein.

The portfolio is not required to maintain any particular geographic or currency mix of its investments. The portfolio intends to maintain investments in at least three countries (including the United States), but may, when market

                                24 - Series Fund
conditions warrant, invest up to 35% of its assets in companies located in any one country (other than the United States).

In analyzing companies for investment, the portfolio manager ordinarily looks for one or more of the following characteristics: prospects for above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their marketplace--all in relation to the prevailing prices of the securities of such companies.

Investing in securities of foreign companies and countries involves special risks. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 27.

When conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Global Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon;
(iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 27 through 32, and further information about some of them is included in the statement of additional information.

The operating expense ratio of the portfolio can be expected to be significantly higher than that of a fund investing exclusively in domestic securities since the expenses of the portfolio, such as custodial, valuation and communication costs, as well as the rate of the investment management fee (0.75% of the portfolio's average daily net assets), though similar to such expenses of other global funds, are higher than those generally incurred by funds investing solely in the securities of U.S. issuers.

As a result of its investment policies, the portfolio's turnover rate may exceed 100% although it is not expected to exceed 200%.

Daniel Duane, Managing Director, Prudential Investments, has been the portfolio manager of the Global Portfolio since 1990. Mr. Duane also manages several mutual funds including the Prudential Global Fund, Inc.

SPECIALIZED PORTFOLIOS

NATURAL RESOURCES PORTFOLIO. The objective of this portfolio is long-term growth of capital through investment primarily in common stocks and convertible securities of "natural resource companies" (as defined below) and in securities (typically debt securities and preferred stocks) the terms of which are related to the market value of some natural resource ("asset-indexed securities"). Under normal circumstances, the portfolio will invest at least 65% of its total assets in such securities.

Companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services primarily to such companies, will be considered "natural resource companies." Natural resources generally include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), timber land, undeveloped real property and agricultural commodities.

The value of equity securities of natural resource companies (including those companies that are primarily involved in providing goods and services to natural resource companies) will fluctuate pursuant to market conditions generally, as well as to the market for the particular natural resource in which the issuer is involved. In addition, the values of natural resources are affected by numerous factors including events occurring in nature, inflationary pressures and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in such natural resources. In addition, rising interest rates (i.e., inflationary pressures) may affect the demand for natural resources such as timber. The portfolio manager will seek securities that are attractively priced relative to the intrinsic values of the relevant natural resource or that are of companies which are positioned to benefit under existing or anticipated economic conditions. Accordingly, the portfolio may shift its emphasis from one natural resource industry to another depending upon prevailing trends or developments, provided that the portfolio will not invest 25% or more of its total assets in the securities of companies in any one natural resource industry. See INVESTMENT RESTRICTIONS in the statement of additional information for information concerning the industry classifications. The portfolio is not required to maintain any particular mix of investments among the natural resource industries.

In addition to common stocks and common stock equivalents, the portfolio may invest in securities, the principal amount, redemption terms or conversion terms of which are related to the market price of a natural resource asset,

                                25 - Series Fund
referred to herein as "asset-indexed securities." The portfolio expects to purchase asset-indexed securities which are rated, or are issued by issuers that have outstanding obligations which are rated, at least BBB or Baa by S&P or Moody's, respectively, or commercial paper rated at least A-2 or P-2 by S&P or Moody's, respectively, or in unrated securities that the portfolio manager has determined to be of comparable quality. The portfolio reserves the right, however, to invest in asset-indexed securities rated as low as CC or Ca by Moody's or S&P, respectively, or in unrated securities of comparable quality, also known as high risk securities. A description of security ratings is set forth in the Appendix to the statement of additional information. If the asset-indexed security is backed by a letter of credit or other similar instrument, the manager may take such backing into account in determining the quality of the security.

Although it is expected that the market prices of the asset-indexed securities will fluctuate on the basis of the natural resources on which such securities are based, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying natural resources. Asset-indexed securities are not always secured with a security interest in the underlying natural resource asset. Further, asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). Although the value of asset-indexed securities that bear interest may fluctuate inversely with market interest rates, such fluctuations are anticipated generally to be minimal since the value of such securities is typically based on the natural resources on which the securities are based.

Certain asset-indexed securities may be payable at maturity in cash, or, at the option of the holder, directly in a stated amount of the asset to which the securities are related. The portfolio does not intend to invest directly in natural resources and, therefore, would elect to be paid in cash or would attempt to sell the asset-indexed security prior to maturity to realize the appreciation in the underlying asset.

As indicated above, the portfolio intends to invest primarily in common stocks and convertible securities of natural resource companies and asset-indexed securities. The portfolio may invest the balance of its assets in other stocks, other securities convertible into common stocks, debt securities (including money market instruments), and options on stocks and on natural resource-related stock indices. The portfolio may under normal circumstances invest up to 35% of its total assets in money market instruments of the type held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Natural Resources Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. In addition, up to 35% of the portfolio's total assets may be invested in other fixed-income obligations. The portfolio anticipates that these will primarily be rated A or better by Moody's or S&P. However, the portfolio may also invest in lower-rated fixed-income securities, also known as high risk securities, although it will not invest in securities rated lower than CC or Ca by Moody's or S&P, respectively. The portfolio may also invest in non-rated fixed-income securities which, in the opinion of the manager, are of a quality comparable to rated securities in which the portfolio may invest.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 27.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 28 through 33, and further information about some of them is included in the statement of additional information.

As a result of its investment policies, the portfolio's turnover rate may exceed 100%, although it is not expected to exceed 200%.

Leigh Goehring, Vice President, Prudential Investments, has been portfolio manager of the Natural Resources Portfolio since 1992. Mr. Goehring also manages the Prudential Natural Resources Fund, Inc. Prior to 1992, Mr. Goehring was portfolio manager of The Prudential-Bache Option Growth Fund.

CONVERTIBLE SECURITIES

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may invest in convertible securities and such securities may constitute a major part of the holdings of the Equity Income, Global and Natural Resources Portfolios. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible

                                26 - Series Fund
security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS


The Diversified Bond, Conservative Balanced, Flexible Managed, and High Yield Bond Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"). The portfolios may invest in such Loans generally in the form of participations in Loans ("Participations"). Participations typically will result in the Series Fund having a contractual relationship only with the Lender, not with the borrower. The Series Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.


FOREIGN SECURITIES

The Global Portfolio may invest up to 100% of its total assets in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers. The Diversified Bond and High Yield Bond Portfolios may each invest up to 20% of their assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. In addition, the bond components of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in such securities. To the extent permitted by applicable law, the Conservative Balanced, Flexible Managed, and Equity Income Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. Further, to the extent permitted by applicable insurance law, the Equity, Prudential Jennison, and Natural Resources Portfolios may invest up to 30% of their total assets in non-United States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. Securities issued outside the United States and not publicly traded in the United States, as well as American Depository Receipts ("ADRs"), and securities denominated in a foreign currency are referred to collectively in this prospectus as "foreign securities."

ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting, and financial reporting standards as domestic issuers.

Foreign securities involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in United States currency, the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than domestic securities. Under certain market conditions, foreign securities may be less liquid than domestic securities. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a portfolio to obtain or to enforce a judgment against the issuers of such securities.

If the security is denominated in foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The portfolios that may invest in foreign securities may, but need not, enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking-in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by the portfolio; and protecting the

                                27 - Series Fund

U.S. dollar value of such securities which are held by the portfolio. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the portfolio to deliver an amount of foreign currency in excess of the value of the portfolio's portfolio securities or other assets denominated in that currency. See FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS in the statement of additional information. In addition, the portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts. See OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 30 through 31.

OPTIONS ON EQUITY SECURITIES

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may purchase and write (i.e., sell) put and call options on equity securities that are traded on securities exchanges, are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the exercise price upon exercise by the holder of the put.

A portfolio will write only "covered" options on stocks. A call option is covered if: (1) the portfolio owns the security underlying the option; or (2) the portfolio has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or (3) the portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian. A put option is covered if: (1) the portfolio deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) the portfolio holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by the portfolio in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian.

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value). In exchange for the premium paid for the put option, the portfolio acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on debt securities and stock indices, as described under OPTIONS ON DEBT SECURITIES, page 29 and OPTIONS ON STOCK INDICES, page 30.

These portfolios may purchase call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks. These portfolios may also purchase putable and callable equity securities, which are securities coupled with a put or a call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an exchange-traded option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. A portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the portfolio. Unlike exchange-traded options, OTC options generally

                                28 - Series Fund
do not have a continuous liquid market. Consequently, the portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

There are certain special risks associated with the portfolios' transactions in stock options, in addition to a risk that the market value of the security will move adversely to the portfolio's option position. These risks, which relate primarily to liquidity, are discussed in the statement of additional information.

OPTIONS ON DEBT SECURITIES

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, and High Yield Bond Portfolios may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on U.S. securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A portfolio will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, the portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a portfolio to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of Prudential, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

These portfolios may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the portfolio will also segregate or deposit for the benefit of the portfolio's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is "in the money." It is contemplated that each portfolio's use of straddles will be limited to 5% of the portfolio's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the portfolio's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

These portfolios may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 28. A portfolio may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. A portfolio may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which the portfolio purchases a put option on an underlying security it owns.

These portfolios may also purchase call options on debt securities for hedging or investment purposes. No portfolio currently intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities. A portfolio may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" or a "closing sale transaction" in a manner similar to that discussed above in connection with options on equity securities.

The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid for purposes of a portfolio's 15% limitation on investment in illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the portfolio sells OTC options only to qualified dealers who agree that the portfolio may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

                                29 - Series Fund

There are certain risks associated with the portfolios' transactions in debt options, in addition to a risk that the market value of the security will move adversely to the portfolio's option position. These risks, which relate primarily to liquidity, are discussed in the statement of additional information.

OPTIONS ON STOCK INDICES

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may purchase and sell put and call options on stock indices traded on securities exchanges, listed on NASDAQ or that result from privately negotiated transactions with broker-dealers ("OTC options"). The Stock Index and Small Capitalization Stock Portfolios may utilize options on stock indices by constructing "put/call" combinations that are economically comparable to a long stock index futures position, as described in the statement of additional information. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per Contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

A portfolio will write only "covered" options on stock indices. The manner in which these options are covered is discussed in the statement of additional information.

These portfolios may purchase put and call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any time in the purchase of puts and calls on stock indices. A portfolio may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

OPTIONS ON FOREIGN CURRENCIES

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts (discussed under FOREIGN SECURITIES, page 27 and futures contracts on foreign currencies (discussed under FUTURES CONTRACTS, page 31) will be employed. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A portfolio may purchase and write options to hedge the portfolio's securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the portfolio's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a portfolio may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the portfolio's securities. Alternatively, a portfolio may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A portfolio's successful use of currency exchange options on foreign currencies depends upon the manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange

                                30 - Series Fund
rate does not change, the portfolio net income would be less than if the portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the portfolio to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

FUTURES CONTRACTS

The Conservative Balanced, Flexible Managed, Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may, to the extent permitted by applicable regulations, attempt to reduce the risk of investment in equity securities by hedging a portion of their equity portfolios through the use of stock index futures contracts. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond, and Global Portfolios may, to the extent permitted by applicable regulations, purchase and sell for hedging purpose futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or interest rate indices (referred to collectively as "interest rate futures contracts").

The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on foreign currencies or groups of foreign currencies for hedging purposes.

When the futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated custodial account) approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the futures commission merchant, called the "variation margin," will be made on a daily basis as the underlying security, index or rate fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market." The Board of Directors currently intends to limit futures trading for hedging purposes so that a portfolio will not enter into futures contracts or related options if the aggregate initial margins and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options.

In addition, as permitted by applicable regulations, the Conservative Balanced and Flexible Managed Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to adjust the portfolio's asset mix. For example, if the investment manager expects bonds to outperform stocks, it may purchase interest rate futures contracts rather than actually selling stocks and buying bonds. Neither portfolio will enter into futures contracts or related options for this purpose if the aggregate initial margins and premiums for futures and options for this purpose exceed 5% of the fair market of that portfolio's assets, taking into account unrealized profits and unrealized losses on any such futures and options.

A portfolio's successful use of futures contracts depends upon the investment manager's ability to predict the direction of the relevant market. The correlation between movement in the price of the futures contract and the price of the securities or currencies being hedged is imperfect. The ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time.

OPTIONS ON FUTURES CONTRACTS

To the extent permitted by applicable insurance law and federal regulations, the Conservative Balanced, Flexible Managed, Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios may enter into certain transactions involving options on stock index futures contracts; the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond and Global Portfolios may enter into certain transactions involving options on interest rate futures contracts; and the Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global and Natural Resources Portfolios may enter into certain transactions involving options on foreign currency futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will

                                31 - Series Fund
be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Stock Index and Small Capitalization Stock Portfolios intend to utilize options on stock index futures contracts by constructing "put/call" combinations that are economically comparable to a long stock index futures position, as described in the statement of additional information. The other portfolios intend to utilize options on futures contracts for the same purposes that they use the underlying futures contracts.

REPURCHASE AGREEMENTS

The portfolios may enter into repurchase agreements, subject to each portfolio's investment limit in short-term debt obligations, whereby the seller of a security agrees to repurchase that security from the portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the portfolio's money is invested in the repurchase agreement. The repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the portfolio may incur a loss. All portfolios, except the Global Portfolio, participate in a joint repurchase account pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the portfolios may be aggregated and invested in one or more repurchase agreements. Each portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The Diversified Bond, Government Income and High Yield Bond Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may use reverse repurchase agreements and dollar rolls. The Money Market Portfolio and the money market portion of any portfolio may use reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a portfolio with an agreement by the portfolio to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, the portfolio often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have the characteristics of borrowing by the portfolio. Dollar rolls involve sales by a portfolio of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities (same type and coupon) from the same party at an agreed upon price and date. During the roll period, the portfolio forgoes principal and interest paid on the securities. A portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the portfolio may decline below the price of the securities the portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the portfolio's obligation to repurchase the securities. The Diversified Bond, Government Income and High Yield Bond Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, will not obligate more than 30% of their net assets in connection with reverse repurchase agreements and dollar rolls. No other portfolio will obligate more than 10% of its net assets in connection with reverse repurchase agreements.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, High Yield Bond, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. A portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. A portfolio's custodian will maintain, in a separate account, cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than such commitments. If a portfolio chooses to

                                32 - Series Fund
dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

In addition, the Money Market Portfolio and short-term portions of the other portfolios may purchase money market securities on when-issued or delayed delivery basis on the terms set forth in the Appendix to this prospectus.

SHORT SALES


The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed and High Yield Bond Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). To complete such a transaction, the portfolio will borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security the portfolio may be required to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the portfolio replaces the borrowed security, it will (a) maintain in a segregated account cash, U.S. Government securities or other liquid unencumbered assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale. No more than 25% of any portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales.


SHORT SALES AGAINST THE BOX

All portfolios (other than the Money Market and Zero Coupon Bond Portfolios) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.

INTEREST RATE SWAPS

The Diversified Bond, Government Income and High Yield Bond Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps to increase or decrease a portfolio's exposure to long- or short-term interest rates. No portfolio currently intends to invest more than 5% of its net assets at any one time in interest rate swaps. For more information, see the statement of additional information.

LOANS OF PORTFOLIO SECURITIES

All of the portfolios except the Money Market Portfolio may from time to time lend the securities they hold to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The portfolio will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower

                                33 - Series Fund
would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

No portfolio will lend securities to broker-dealers affiliated with Prudential, including Prudential Securities Incorporated. This will not affect a portfolio's ability to maximize its securities lending opportunities.

                       INVESTMENT RESTRICTIONS APPLICABLE
                                TO THE PORTFOLIOS

The Series Fund is subject to certain investment restrictions which are fundamental to the operations of the Series Fund and may not be changed except with the approval of a majority vote (as defined under INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS on page 10) of the persons participating in the affected portfolio.

The investments of the various portfolios are generally subject to certain additional restrictions under state laws. In the event of future amendments to the applicable statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified.

For a detailed discussion of investment restrictions applicable to the Series Fund, see INVESTMENT RESTRICTIONS in the statement of additional information.

                       INVESTMENT MANAGEMENT ARRANGEMENTS
                                  AND EXPENSES

The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. The directors, in addition to reviewing the actions of the Series Fund's investment advisor, decide upon matters of general policy. The Series Fund's officers conduct and supervise the daily business operations of the Series Fund.

Prudential, founded in 1875 under the laws of New Jersey, is subject to regulation by the Department of Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential is registered both as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisers Act of 1940. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777.



Subject to Prudential's supervision, substantially all of the investment advisory services provided to the Series Fund by Prudential are furnished, with respect to fourteen of the Series Fund's fifteen portfolios, by its wholly-owned subsidiary PIC, pursuant to the Service Agreement between Prudential and PIC. The Agreement provides that a portion of the fee received by Prudential for providing investment advisory services will be paid to PIC. Investment advisory services with respect to the Prudential Jennison Portfolio provided by Prudential are furnished by another wholly-owned subsidiary, Jennison Associates Capital Corp. ("Jennison"), pursuant to an Investment Subadvisory Agreement between Prudential and Jennison. That Agreement provides that a portion of the fee received by Prudential for providing investment advisory services to the Prudential Jennison Portfolio will be paid to Jennison. PIC and Jennison are both registered as investment advisors under the Investment Advisers Act of 1940.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.


The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the portfolio. For the Money Market, Diversified Bond, Government Income, Equity Income, Zero Coupon Bond, and Small Capitalization Stock Portfolios that fee is equal to an annual rate of 0.4% of the average daily net assets of each of the portfolios. For the Equity and Natural Resources Portfolios, the fee is equal to an annual rate of 0.45% of the average daily net assets of each of the portfolios. The fee for the Conservative Balanced and the High Yield Bond Portfolios is equal to an annual rate of 0.55% of the average daily net assets of each of the portfolios. For the Flexible Managed and Prudential Jennison Portfolios, the fee is equal to an annual rate of 0.6% of the average daily net assets of each of the portfolios. The fee for the Global Portfolio is equal to an annual rate of 0.75% of the average daily net assets of the portfolio. For further information about the expenses of the Series Fund, see INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the statement of additional information.


                                34 - Series Fund

                        PURCHASE AND REDEMPTION OF SHARES

Shares in the Series Fund are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolios, only to the Accounts to fund benefits payable under the Contracts. The Series Fund may at some later date also offer its shares to other separate accounts of Prudential or other insurers. Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Series Fund. Prusec's principal business address is 213 Washington Street, Newark, New Jersey 07102-2992.

The Series Fund is required to redeem all full and fractional shares of the Series Fund for cash within 7 days of receipt of proper notice of redemption. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

The right to redeem shares or to receive payment with respect to any redemption may be suspended only for any period during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission or when such exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of a portfolio's securities or determination of the net asset value of each portfolio is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each portfolio.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each portfolio is determined once daily, as of 4:15 p.m. New York City time (12:00 noon New York City time in the case of the Money Market Portfolio) on each day during which the NYSE is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event the New York Stock Exchange closes early on any business day, the net asset value of each portfolio shall be determined at a time between such closing and 4:15 p.m. New York City time. The net asset value per share of each portfolio except the Money Market Portfolio is computed by adding the sum of the value of the securities held by that portfolio plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that portfolio at such time. Expenses, including the investment management fee payable to Prudential, are accrued daily.

In determining the net asset value of the Diversified Bond, Government Income and High Yield Bond Portfolios, securities (other than debt obligations with remaining maturities of less than 60 days, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

The net asset value of shares of the Money Market Portfolio will normally remain at $10 per share, because the net investment income of this portfolio (including realized and unrealized gains and losses on portfolio holdings) will be declared as a dividend each time the portfolio's net income is determined, see DIVIDENDS, DISTRIBUTIONS, AND TAXES, page 36. If in the view of the Board of Directors of the Series Fund it is inadvisable to continue to maintain the net asset value of the Money Market Portfolio at $10 per share, the Board reserves the right to alter the procedure. The Series Fund will notify shareholders of any such alteration.

All short-term debt obligations in the Money Market Portfolio of 397 days' maturity or less are valued on an amortized cost basis. This means that each obligation will be valued initially at its purchase price and thereafter by amortizing any discount or premium uniformly to maturity, regardless of the impact of fluctuating interest rates on the market value of the obligation. This highly practical method of valuation is in widespread use and almost always results in a value that is extremely close to the actual market value. In order to continue to utilize the amortized cost method of valuation, the Money Market Portfolio may not purchase any security with a remaining maturity of more than 397 days and must maintain a dollar-weighted average of portfolio maturity of 90 days or less. In the event of sizeable changes in interest rates, however, the value determined by this method may be higher or lower than the price that would be received if the obligation were sold. The Board of Directors has established procedures to determine whether, on these occasions, if any should occur, the deviation might be enough to affect the value of shares in the portfolio by more than 1/2 of one percent, and, if it does, an appropriate adjustment will be made in the value of the obligations. The portfolio may only be invested in securities of high quality as described in detail in the Appendix to this prospectus.

The net asset value of the Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources Portfolios will be determined in the following manner. Any security for which the primary market is on an exchange is generally valued at the last sale price on such exchange as of the close of the

                                35 - Series Fund

NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Corporate bonds (other than convertible debt securities) and Government bonds held by the Equity Income and Natural Resources Portfolios are valued on the same basis as securities in the Diversified Bond and High Yield Bond Portfolios, as described above. Short-term debt instruments which mature in less than 60 days are valued at amortized cost. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents.


In determining the net asset value of each of the Balanced Portfolios, the method of valuation of a security depends on the type of investment involved. Intermediate or long-term fixed income securities are valued in the same way as such securities in the Diversified Bond Portfolio, and common stocks and convertible debt securities are valued in the same way as such securities are valued in the Equity Portfolio. Short-term debt obligations with a maturity of 12 months or less are valued on an amortized cost basis in accordance with an order obtained from the Securities and Exchange Commission. Each Balanced Portfolio must maintain a dollar-weighted average maturity for its short-term debt obligations of 120 days or less. As discussed above in connection with the Money Market Portfolio, the values determined by the amortized cost method may deviate from market value under certain circumstances. The Board of Directors has established procedures to monitor whether any material deviation occurs and, if so, will promptly consider what action, if any, should be initiated to prevent unfair results to Contract owners. The short-term portion of these portfolios may be invested only in high quality instruments, as described in the Appendix to this prospectus.

In determining the net asset value of shares of Zero Coupon Bond Portfolios 2000 and 2005, securities (other than debt obligations with maturities of less than 60 days, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

With respect to all the portfolios which utilize such investments, options on stock and stock indices traded on national securities exchanges are valued at the average of the bid and asked prices as of the close of the respective exchange (which is currently 4:10 p.m. New York City time). Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchanges or board of trade (which is currently 4:15 p.m. New York City time) or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by Prudential under the direction of the Board of Directors of the Series Fund.

At the beginning of each week, after the net asset value of each Zero Coupon Bond Portfolio has been determined, Prudential will calculate the compounded annual yield that would result if all securities in the portfolio were held until the liquidation date or until their maturity dates, if earlier (with the proceeds reinvested until the liquidation date). This is the predicted yield for that date. It can also be expressed as the amount to which a premium payment of $10,000 is predicted to grow by the portfolio's liquidation date. Prudential will furnish both of these numbers on request. Unless there is a significant change in the general level of interest rates--in which case a recalculation will be made--the predicted yield is not likely to vary materially over the course of each week.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Series Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, the Series Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to the Accounts. The Series Fund intends to meet the requirements for treatment as a regulated investment company both on a portfolio-by-portfolio basis and for the Series Fund as a whole. The Series Fund's compliance with those requirements may prevent a portfolio from utilizing options and futures contracts as much as the portfolio manager might otherwise believe to be desirable.

The Series Fund intends to distribute as dividends substantially all the net investment income, if any, of each portfolio. For dividend purposes, net investment income of each portfolio, other than the Money Market Portfolio and the Zero Coupon Bond Portfolios, will consist of all payments of dividends (other than stock dividends) or interest received by such portfolio less the estimated expenses of such portfolio (including fees payable to the Investment Manager). Net investment income of the Money Market Portfolio consists of: (i) interest accrued and/or

                                36 - Series Fund
discount earned (including both original issue and market discount); (ii) plus or minus all realized and unrealized gains and losses; (iii) less the expenses of the portfolio (including the fees payable to the Investment Manager). The Internal Revenue Service has ruled that the owner of a zero coupon bond, for federal income tax purposes, realizes taxable interest each year equal to a portion of the difference between the face value of the zero coupon bond and its purchase price. For dividend purposes, the net investment income of each Zero Coupon Bond Portfolio will be equal to the sum of such taxable interest realized by such portfolio and the interest upon the interest-bearing securities less the estimated expenses of the portfolio. Therefore, each portfolio may be required to distribute more cash than it actually has received. Each portfolio will raise the cash necessary to make such distributions by selling securities or from interest income. This may require the portfolio to sell securities when it would not do so for investment reasons, and may cause the portfolio to realize additional gains. The Contract owner is not subject to federal or state income taxes on distributions from the Series Fund portfolios to the corresponding subaccounts.

Dividends on the Money Market Portfolio will be declared and reinvested daily in additional full and fractional shares of the portfolio. Shares will begin accruing dividends on the day following the date on which they are issued. Dividends from investment income of the other portfolios will normally be declared and reinvested in additional full and fractional shares quarter-annually.

The Series Fund will also declare and distribute annually all net realized capital gains of the Series Fund, other than short-term gains of the Money Market Portfolio, which are declared as dividends daily.

The Code generally imposes a 4% excise tax on a portion of the undistributed income of a regulated investment company if that company fails to distribute required percentages of its ordinary income and capital gain net income. The Series Fund intends to employ practices that will eliminate or minimize the imposition of this excise tax.

In addition, Section 817(h) of the Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification requirements ordinarily must be met within 1 year after Contract owner funds are first allocated to the particular portfolio, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each portfolio must meet one of two alternative tests. Under the first test, no more than 55% of the portfolio's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the portfolio must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the portfolio's assets can be invested in cash, cash items, Government securities, and securities of other regulated investment companies. A third test is available for portfolios that underlie only variable life insurance contracts, such as the Zero Coupon Bond Portfolios. Under this test, such portfolios can be invested without limit in Treasury securities and, where the portfolio is invested in part in Treasury securities, the percentages of the first test are revised and applied to the portion of the portfolio not invested in Treasury securities.

For purposes of determining whether a variable account is adequately diversified, each United States Government agency or instrumentality is treated as a separate issuer for purposes of determining whether a variable account is adequately diversified. The Series Fund's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States Government agency or instrumentality.

The Global Portfolio may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the portfolio's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15%. While Contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the portfolio.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative actions.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

INCORPORATION AND AUTHORIZED STOCK


The Series Fund was incorporated under Maryland law on November 15, 1982. The authorized Capital Stock of the Series Fund consists of 2 billion shares, par value $0.01 per share. As of the date of this prospectus, the shares of Capital Stock are divided into fifteen classes: Money Market Portfolio Capital Stock (225 million shares), Diversified Bond Portfolio Capital Stock (200 million shares), Government Income Portfolio Capital Stock (100 million shares), Zero Coupon Bond Portfolio 2000 Capital Stock (25 million shares), Zero Coupon Bond Portfolio


                                37 - Series Fund

2005 Capital Stock (50 million shares), Conservative Balanced Portfolio Capital Stock (300 million shares), Flexible Managed Portfolio Capital Stock (300 million shares), High Yield Bond Portfolio Capital Stock (100 million shares), Stock Index Portfolio Capital Stock (100 million shares), Equity Income Portfolio Capital Stock (100 million shares), Common Stock Portfolio Capital Stock (200 million shares), Prudential Jennison Portfolio Capital Stock (50 million shares), Small Capitalization Stock Portfolio Capital Stock (50 million shares), Global Portfolio Capital Stock (100 million shares), Natural Resources Portfolio Capital Stock (100 million shares). The shares of each portfolio, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable.

Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that class relates and will have no interest in the assets of any other portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under PURCHASE AND REDEMPTION OF SHARES, page 35.


From time to time, Prudential has purchased Series Fund shares to provide initial capital for the Series Fund and to enable portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment were too small. Prudential will not redeem any of its shares until a portfolio is large enough so that redemption will not have an adverse effect upon investment performance. As of December 31, 1996, Prudential held $14,361,824 worth of shares in the Prudential Jennison Portfolio, and $14,367,378 worth of shares in the Small Capitalization Stock Portfolio. Prudential will vote its shares in the same manner and in the same proportion as the shares held in the Accounts, which generally are voted in accordance with instructions of Contract owners.


VOTING RIGHTS

The voting rights of Contract owners, and limitations on those rights, are explained in the accompanying prospectus for the Contracts. Prudential and certain other insurers with separate accounts which invest in the Series Fund, as the owners of the assets in the Accounts, vote all of the shares of the Series Fund, but they will generally do so in accordance with the instructions of Contract owners pursuant to the current SEC requirements and staff interpretations regarding pass-through voting. Under certain circumstances, however, the Companies may disregard voting instructions received from Contract owners. The Series Fund does not hold annual meetings of shareholders in any year in which it is not required to do so either under Maryland law or the Investment Company Act of 1940. For additional information describing how the Companies will vote the shares of the Series Fund, see VOTING RIGHTS in the accompanying prospectus for the Contracts.

MONITORING FOR POSSIBLE CONFLICT

As stated above, Series Fund shares will be sold to separate accounts of Prudential and certain other insurers to fund both variable life insurance and variable annuity contracts. The Board of Directors of the Series Fund intends to monitor events for the existence of any material conflict between the interests of variable life insurance and variable annuity contract owners. The Companies have agreed to be responsible for reporting any potential or existing conflicts to the Board of Directors. Moreover, the Companies have agreed to be responsible, at their cost, to remedy any material irreconcilable conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable life insurance and variable annuity contracts.

PERIODIC REPORTS


The Series Fund will send each shareholder, at least annually, statements showing as of a specified date the number of shares in each portfolio credited to the shareholder. The Series Fund will also send Contract owners annual and semi-annual reports showing the financial condition of the portfolios and the investments held in each. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual or semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the cover page of this prospectus. The annual report may take the form of an updated copy of this prospectus and its accompanying statement of additional information.


PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for the portfolios, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the portfolio. The Money Market, Diversified Bond, High Yield Bond, Government Income, and Zero Coupon Bond Portfolios, on the other hand, will not normally incur any brokerage commissions. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting

                                38 - Series Fund
as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain of these securities may also be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

An affiliated broker may be employed to execute brokerage transactions on behalf of the portfolios, as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Series Fund may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal. Additional information about portfolio brokerage and related transactions is included in the statement of additional information.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Prudential is the transfer agent and dividend disbursing agent for the Series Fund. Prudential as transfer agent issues and redeems shares of the Series Fund and maintains records of ownership for the shareholders. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777.


ADDITIONAL INFORMATION

This prospectus and the statement of additional Information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

For further information, shareholders may also contact the Series Fund's office, the address and phone number of which are set forth on the cover of this prospectus.

                                39 - Series Fund

                                                                     APPENDIX

                 SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
                              MAY CURRENTLY INVEST

The Money Market Portfolio, and the other portfolios to the extent their investment policies so provide, may invest in the following liquid, short-term, debt securities regularly bought and sold by financial institutions:

1. U.S. Treasury Bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees or to the backing solely of the issuing instrumentality itself. Securities which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank are examples of securities that are backed by the full faith and credit of the United States.

2. Obligations (including certificates of deposit, bankers' acceptances, and time deposits) of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign offices of foreign banks provided that such bank has, at the time of the portfolio's investment, total assets of at least $1 billion or the equivalent. Obligations of any savings and loan association or savings bank organized under the laws of the United States or any state thereof, provided that such association or savings bank has, at the time of the portfolio's investment, total assets of at least $1 billion. The term "certificates of deposit" includes both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers, including future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.

3. Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies, instrumentalities or political subdivisions, denominated in U.S. dollars, and, at the date of investment, rated at least A or A-2 by Standard & Poor's Rating Group ("S&P"), A or Prime-2 by Moody's Investors Service ("Moody's") or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least A or A-2 by S&P or A or Prime-2 by Moody's. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph 2 above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Series Fund's investment advisor under the supervision of the Series Fund's Board of Directors.

As stated above in paragraphs 2 and 3, the Money Market Portfolio and short-term portions of the other portfolios may contain obligations of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper, bills, notes, and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies, and instrumentalities. This involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series Fund, the possible seizure or nationalization of foreign deposits, and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards, and requirements as domestic issuers. Securities issued by foreign issuers may

                                A1 - Series Fund
be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Series Fund to obtain or to enforce a judgment against the issuers of such securities.

4. Repurchase Agreements. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Series Fund will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the "loan" including accrued interest). The Series Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Series Fund has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Series Fund may incur a loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Series Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Series Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

The Series Fund will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated. This will not affect the Series Fund's ability to maximize its opportunities to engage in repurchase agreements.

5. Reverse Repurchase Agreements. The Money Market Portfolio may use reverse repurchase agreements, which are described on page 32 of the prospectus. No portfolio may obligate more than 10% of its net assets in connection with reverse repurchase agreements, except that the Diversified Bond, High Yield Bond, and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may obligate up to 30% of their net assets in connection with reverse repurchase agreements and dollar rolls.

6. When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the portfolio until delivery and payment take place. At the time the portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value. The portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Series Fund's custodian bank will maintain in a separate account securities of the portfolio having a value equal to or greater than such commitments. On delivery dates for such transactions, the portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the portfolio chooses to dispose of the right to acquire a when issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the portfolio's net assets would be so committed.

The Board of Directors of the Series Fund has adopted policies for the Money Market Portfolio to conform to amendments of an SEC rule applicable to money market funds, like the portfolio. These policies do not apply to any other portfolio. The policies are as follows: (1) The portfolio will not invest more than 5% of its assets in the securities of any one issuer (except U.S. Government securities); however, the portfolio may exceed the 5% limit with respect to a single security rated in the highest rating category for up to three business days after the purchase thereof; (2) To be eligible for investment, a security must be a United States dollar-denominated instrument that the Series Fund's Board has determined to present minimal credit risks and must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") assigning a rating to the security or issue, or if only one NRSRO has assigned a rating, that NRSRO. An unrated security must be deemed to be of comparable quality as determined by the Series Fund's Board. In other words, the portfolio will invest in only first tier or second tier securities. First tier securities are securities which are rated by at least two NRSROs, or by the only NRSRO that has rated the security, in the highest short-term rating category, or unrated securities of comparable quality as determined by the Series Fund's Board.

                                A2 - Series Fund

Second tier securities are eligible securities that are not first tier securities; (3) The portfolio will not invest more than 5% of its total assets in second tier securities; (4) The portfolio may not invest more than 1% of its assets in second tier securities of any one issuer; (5) In the event a first tier security held by the portfolio is downgraded and becomes a second tier security, or in the case of an unrated security the Series Fund's Board determines it is no longer of comparable quality to a first tier security, or in the event Prudential becomes aware that a NRSRO has rated a second tier security or an unrated portfolio security below its second highest rating, the Board will reassess promptly whether the security presents minimal credit risks and shall cause the portfolio to take such action as the Board determines is in the best interests of the portfolio and its shareholders; (6) In the event of a default or because of a rating downgrade a security held in the portfolio is no longer an eligible investment, the portfolio will sell the security as soon as practicable unless the Series Fund's Board makes a specific finding that such action would not be in the best interest of the portfolio; and (7) The portfolio's dollar-weighted average maturity will be no more than 90 days. The Series Fund's Board of Directors has adopted written procedures delegating to the investment advisor under certain guidelines the responsibility to make several of the above-described determinations, including certain credit quality determinations.

                                A3 - Series Fund

PROSPECTUS

MAY 1, 1997

THE PRUDENTIAL
SERIES FUND, INC.

THIS PROSPECTUS IS FOR USE ONLY WITH THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24, AS IT DESCRIBES ONLY THE PORTFOLIOS AVAILABLE FOR INVESTMENT THROUGH THAT ACCOUNT. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUS FOR THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24.

The Prudential Series Fund, Inc. (the "Series Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its fifteen separate portfolios, each of which is, for investment purposes, in effect a separate fund. Seven of the Series Fund's Portfolios are currently available for investment by Participants in Prudential's MEDLEY(SM) Program through corresponding subaccounts of The Prudential Variable Contract Account-24. The Portfolios are: the Diversified Bond Portfolio, the Government Income Portfolio, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the Stock Index Portfolio, the Equity Portfolio, and the Global Portfolio. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts (the "Accounts") of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts (the "Contracts") issued by those Companies. The Accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The Accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

                             ----------------------

            THE INVESTMENT OBJECTIVES OF THE SEVEN PORTFOLIOS CAN BE
                            FOUND ON THE NEXT PAGE.

                             ----------------------

Information contained in this prospectus should be read carefully by a prospective investor before an investment is made. Additional information about the Series Fund has been filed with the Securities and Exchange Commission in a statement of additional information, dated May 1, 1997, which information is incorporated herein by reference and is available without charge upon written request to The Prudential Insurance Company of America, c/o Prudential Defined Contribution Services, 30 Scranton Office Park, Moosic, Pennsylvania 18507-1789, or by telephoning 1 (800) 458-6333.

                             -----------------------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        THE PRUDENTIAL SERIES FUND, INC.
                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 445-4571

PSF-1A Ed 5-97

             INVESTMENT OBJECTIVES OF THE PORTFOLIOS ARE AS FOLLOWS:

FIXED INCOME PORTFOLIOS

DIVERSIFIED BOND PORTFOLIO. A high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

GOVERNMENT INCOME PORTFOLIO. Achievement of a high level of income over the longer term consistent with the preservation of capital through investment primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

DIVERSIFIED STOCK PORTFOLIOS

STOCK INDEX PORTFOLIO. Achievement of investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate by following a policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

EQUITY PORTFOLIO. Capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

GLOBAL PORTFOLIO. Long-term growth of capital through investment primarily in common stock and common stock equivalents of foreign and domestic issuers. Current income, if any, is incidental.

There can be no assurance that the objectives of any portfolio will be realized. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS, page 5. The Series Fund may in the future establish other portfolios with different investment objectives.

                                    CONTENTS

                                                                            PAGE

FINANCIAL HIGHLIGHTS.................................................         1

THE SERIES FUND......................................................         5

THE ACCOUNTS AND THE CONTRACTS.......................................         5

INVESTMENT MANAGER...................................................         5

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.................         5
         FIXED INCOME PORTFOLIOS.....................................         6
         Diversified Bond Portfolio..................................         6
         Government Income Portfolio.................................         6
         BALANCED PORTFOLIOS.........................................         9
         Conservative Balanced Portfolio.............................         9
         Flexible Managed Portfolio..................................        10
         DIVERSIFIED STOCK PORTFOLIOS................................        11
         Stock Index Portfolio.......................................        11
         Equity Portfolio............................................        13
         Global Portfolio............................................        13
         CONVERTIBLE SECURITIES......................................        14
         LOAN PARTICIPATIONS.........................................        15
         FOREIGN SECURITIES..........................................        15

         RISK FACTORS RELATING TO INVESTING IN FIXED INCOME
           SECURITIES RATED BELOW INVESTMENT GRADE...................        16

         OPTIONS ON EQUITY SECURITIES................................        16
         OPTIONS ON DEBT SECURITIES..................................        17
         OPTIONS ON STOCK INDICES....................................        18
         OPTIONS ON FOREIGN CURRENCIES...............................        19
         FUTURES CONTRACTS...........................................        19
         OPTIONS ON FUTURES CONTRACTS................................        20
         REPURCHASE AGREEMENTS.......................................        20
         REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS..............        21
         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.................        21
         SHORT SALES.................................................        21
         SHORT SALES AGAINST THE BOX.................................        22
         INTEREST RATE SWAPS.........................................        22
         LOANS OF PORTFOLIO SECURITIES...............................        22

INVESTMENT RESTRICTIONS APPLICABLE TO THE PORTFOLIOS.................        22

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES......................        23

PURCHASE AND REDEMPTION OF SHARES....................................        23

DETERMINATION OF NET ASSET VALUE.....................................        23

DIVIDENDS, DISTRIBUTIONS, AND TAXES..................................        24

OTHER INFORMATION CONCERNING THE SERIES FUND.........................        25
         INCORPORATION AND AUTHORIZED STOCK..........................        25
         VOTING RIGHTS...............................................        25
         MONITORING FOR POSSIBLE CONFLICT............................        26
         PERIODIC REPORTS............................................        26
         PORTFOLIO BROKERAGE AND RELATED PRACTICES...................        26

         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT................        26

         ADDITIONAL INFORMATION......................................        26

APPENDIX: SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
          MAY CURRENTLY INVEST.......................................        A1

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (For a share outstanding throughout the periods indicated)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                      DIVERSIFIED BOND
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)    1991(a)   1990(a)   1989(a)     1988(a)    1987(a)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  11.31   $  10.04  $  11.10  $  10.83  $  11.00   $  10.33  $  10.32  $   9.94   $   10.04  $   11.05
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.76       0.76      0.68      0.68      0.76       0.80      0.83      0.89        0.88       0.86
Net realized and
  unrealized gains
  (losses) on
  investments............     (0.27)      1.29     (1.04)     0.40      0.01       0.84     (0.01)     0.42       (0.07)     (0.82)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      0.49       2.05     (0.36)     1.08      0.77       1.64      0.82      1.31        0.81       0.04
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net
  investment income......     (0.73)     (0.75)    (0.68)    (0.66)    (0.72)     (0.78)    (0.81)    (0.85)      (0.91)     (0.99)
Distributions from net
  realized gains.........        --      (0.03)    (0.02)    (0.15)    (0.22)     (0.19)       --     (0.08)         --      (0.06)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (0.73)     (0.78)    (0.70)    (0.81)    (0.94)     (0.97)    (0.81)    (0.93)      (0.91)     (1.05)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  11.07   $  11.31  $  10.04  $  11.10  $  10.83   $  11.00  $  10.33  $  10.32   $    9.94  $   10.04
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(b).............      4.40%     20.73%    (3.23%)    10.13%     7.19%    16.44%     8.32%    13.49%       8.19%      0.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........    $720.2     $655.8    $541.6    $576.2    $428.8     $318.7    $227.7    $191.1      $148.8     $139.5
Ratios to average net
  assets:
  Expenses...............      0.45%      0.44%     0.45%     0.46%     0.47%      0.49%     0.47%     0.53%       0.53%      0.53%
  Net investment
  income.................      6.89%      7.00%     6.41%     6.05%     6.89%      7.43%     8.06%     8.56%       8.52%      8.15%
Portfolio turnover
  rate...................       210%       199%       32%       41%       61%       131%       42%      273%        222%       238%

                                                           GOVERNMENT INCOME
                           ---------------------------------------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                           ---------------------------------------------------------------------------------
                                                                                                     MAY 1,
                                                                                                    1989(d)
                                                                                                       TO
                                                                                                    DECEMBER
                                                                                                      31,
                             1996     1995(a)   1994(a)    1993(a)   1992(a)    1991(a)   1990(a)   1989(a)
                           --------   --------  --------   --------  --------   --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $  11.72   $  10.46  $  11.78   $  11.09  $  11.13   $  10.15  $  10.32  $ 10.02
                           --------   --------  --------   --------  --------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.75       0.74      0.70       0.70      0.73       0.73      0.79     0.54
Net realized and
  unrealized gains
  (losses) on
  investments............     (0.51)      1.28     (1.31)      0.68     (0.09)      0.85     (0.17)    0.61
                           --------   --------  --------   --------  --------   --------  --------  -------
    Total from investment
    operations...........      0.24       2.02     (0.61)      1.38      0.64       1.58      0.62     1.15
                           --------   --------  --------   --------  --------   --------  --------  -------
LESS DISTRIBUTIONS:
Dividends from net
  investment income......     (0.74)     (0.76)    (0.71)     (0.64)    (0.59)     (0.60)    (0.77)   (0.49)
Distributions from net
  realized gains.........        --         --        --      (0.05)    (0.09)        --     (0.02)   (0.36)
                           --------   --------  --------   --------  --------   --------  --------  -------
    Total
    distributions........     (0.74)     (0.76)    (0.71)     (0.69)    (0.68)     (0.60)    (0.79)   (0.85)
                           --------   --------  --------   --------  --------   --------  --------  -------
Net Asset Value, end of
  period.................  $  11.22   $  11.72  $  10.46   $  11.78  $  11.09   $  11.13  $  10.15  $ 10.32
                           --------   --------  --------   --------  --------   --------  --------  -------
                           --------   --------  --------   --------  --------   --------  --------  -------
TOTAL INVESTMENT
  RETURN:(b).............      2.22%     19.48%    (5.16%)    12.56%     5.85%     16.11%     6.34%   11.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........    $482.0     $501.8    $487.6     $540.1    $315.5      $95.0     $23.7    $17.0
Ratios to average net
  assets:
  Expenses...............      0.46%      0.45%     0.45%      0.46%     0.53%      0.58%     0.74%    0.50%(c)
  Net investment
  income.................      6.38%      6.55%     6.30%      5.91%     6.58%      6.97%     7.86%    5.06%(c)
Portfolio turnover
  rate...................        95%       195%       34%        19%       81%       127%      379%     209%

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.
(c)  Annualized.
(d)  Commencement of investment operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                1 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                    CONSERVATIVE BALANCED
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)    1991(a)   1990(a)   1989(a)     1988(a)    1987(a)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  15.31   $  14.10  $  14.91  $  14.24  $  14.32   $  13.06  $  13.36  $  12.30   $   11.89  $   12.57
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.66       0.63      0.53      0.49      0.56       0.69      0.82      0.89        0.77       0.66
Net realized and
  unrealized gains
  (losses) on
  investments............      1.24       1.78     (0.68)     1.23      0.41       1.74     (0.14)     1.15        0.43      (0.40)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      1.90       2.41     (0.15)     1.72      0.97       2.43      0.68      2.04        1.20       0.26
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.66)     (0.64)    (0.51)    (0.47)    (0.54)     (0.67)    (0.81)    (0.89)      (0.79)     (0.71)
Distributions from net
  realized gains.........     (1.03)     (0.56)    (0.15)    (0.58)    (0.51)     (0.50)    (0.17)    (0.09)         --      (0.23)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (1.69)     (1.20)    (0.66)    (1.05)    (1.05)     (1.17)    (0.98)    (0.98)      (0.79)     (0.94)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  15.52   $  15.31  $  14.10  $  14.91  $  14.24   $  14.32  $  13.06  $  13.36   $   12.30  $   11.89
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(b).............     12.63%     17.27%    (0.97%)    12.20%     6.95%    19.07%     5.27%    16.99%      10.19%      1.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,478.8   $3,940.8  $3,501.1  $3,103.2  $2,114.0   $1,500.0  $1,100.2    $976.0      $815.6     $803.9
Ratios to average net
  assets:
  Expenses...............      0.59%      0.58%     0.61%     0.60%     0.62%      0.63%     0.65%     0.64%       0.65%      0.66%
  Net investment
  income.................      4.13%      4.19%     3.61%     3.22%     3.88%      4.89%     6.21%     6.81%       6.22%      5.05%
Portfolio turnover
  rate...................       295%       201%      125%       79%       62%       115%       44%      154%        111%       141%
Average commission rate
  paid per share.........   $0.0554        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A        N/A

                                                                      FLEXIBLE MANAGED
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)    1991(a)   1990(a)   1989(a)     1988(a)    1987(a)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  17.86   $  15.50  $  16.96  $  16.01  $  16.29   $  14.00  $  14.45  $  13.12   $   12.33  $   13.56
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.57       0.56      0.47      0.57      0.58       0.65      0.72      0.82        0.72       0.57
Net realized and
  unrealized gains
  (losses) on
  investments............      1.79       3.15     (1.02)     1.88      0.61       2.81     (0.47)     1.99        0.84      (0.75)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      2.36       3.71     (0.55)     2.45      1.19       3.46      0.25      2.81        1.56      (0.18)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.58)     (0.56)    (0.45)    (0.57)    (0.56)     (0.66)    (0.70)    (0.81)      (0.77)     (0.67)
Distributions from net
  realized gains.........     (1.85)     (0.79)    (0.46)    (0.93)    (0.91)     (0.51)       --     (0.67)         --      (0.38)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (2.43)     (1.35)    (0.91)    (1.50)    (1.47)     (1.17)    (0.70)    (1.48)      (0.77)     (1.05)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  17.79   $  17.86  $  15.50  $  16.96  $  16.01   $  16.29  $  14.00  $  14.45   $   13.12  $   12.33
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(b).............     13.64%     24.13%    (3.16%)    15.58%     7.61%    25.43%     1.91%    21.77%      12.83%     (1.83%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,896.9   $4,261.2  $3,481.5  $3,292.2  $2,435.6   $1,990.7  $1,507.8  $1,386.5    $1,103.9   $1,062.4
Ratios to average net
  assets:
  Expenses...............      0.64%      0.63%     0.66%     0.66%     0.67%      0.67%     0.69%     0.69%       0.70%      0.71%
  Net investment
  income.................      3.07%      3.30%     2.90%     3.30%     3.63%      4.23%     5.13%     5.66%       5.52%      4.09%
Portfolio turnover
  rate...................       233%       173%      124%       63%       59%        93%       52%      141%        128%       124%
Average commission rate
  paid per share.........   $0.0563        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A        N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                2 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                          STOCK INDEX
                            -------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                            -------------------------------------------------------------------------------------------------------
                                                                                                                           OCTOBER
                                                                                                                             19,
                                                                                                                           1987(d)
                                                                                                                             TO
                                                                                                                          DECEMBER
                                                                                                                             31,
                              1996    1995(A)    1994(a)   1993(a)   1992(a)    1991(a)   1990(a)   1989(a)     1988(a)    1987(a)
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....   $  19.96  $  14.96   $  15.20  $  14.22  $  13.61   $  10.76  $  11.73  $   9.45   $    8.53  $ 8.07
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....       0.40      0.40       0.38      0.36      0.35       0.35      0.36      0.33        0.36    0.05
Net realized and
  unrealized gains
  (losses) on
  investments............       4.06      5.13      (0.23)     1.00      0.60       2.82     (0.79)     2.57        0.95    0.55
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ------
    Total from investment
    operations...........       4.46      5.53       0.15      1.36      0.95       3.17     (0.43)     2.90        1.31    0.60
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ------
LESS DISTRIBUTIONS
Dividends from net
  investment income......      (0.40)    (0.38)     (0.37)    (0.35)    (0.33)     (0.31)    (0.31)    (0.35)      (0.39)  (0.14)
Distributions from net
  realized gains.........      (0.28)    (0.15)     (0.02)    (0.03)    (0.01)     (0.01)    (0.23)    (0.27)         --      --
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ------
    Total
    distributions........      (0.68)    (0.53)     (0.39)    (0.38)    (0.34)     (0.32)    (0.54)    (0.62)      (0.39)  (0.14)
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ------
Net Asset Value, end of
  period.................   $  23.74  $  19.96   $  14.96  $  15.20  $  14.22   $  13.61  $  10.76  $  11.73   $    9.45  $ 8.53
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ------
                            --------  --------   --------  --------  --------   --------  --------  --------   ---------  ------
TOTAL INVESTMENT
  RETURN:(b).............      22.57%    37.06%      1.01%     9.66%     7.13%     29.72%    (3.63%)    30.93%     15.44%   7.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........   $1,581.4  $1,031.3     $664.5    $615.1    $433.5     $236.9    $104.5     $53.8       $36.0   $24.5
Ratios to average net
  assets:
  Expenses...............       0.40%     0.38%      0.42%     0.42%     0.46%      0.47%     0.60%     0.69%       0.78%   0.45%(c)
  Net investment
  income.................       1.95%     2.27%      2.50%     2.43%     2.56%      2.82%     3.23%     2.95%       3.87%   0.53%(c)
Portfolio turnover
  rate...................          1%        1%         2%        1%        1%         1%       18%       15%         16%    --
Average commission rate
  paid per share.........    $0.0250       N/A        N/A       N/A       N/A        N/A       N/A       N/A         N/A     N/A

                                                                           EQUITY
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)    1991(a)   1990(a)   1989(a)     1988(a)    1987(a)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  25.64   $  20.66  $  21.49  $  18.90  $  17.91   $  15.45  $  18.54  $  15.46   $   13.62  $   14.82
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.71       0.55      0.51      0.42      0.44       0.48      0.58      0.47        0.40       0.39
Net realized and
  unrealized gains
  (losses) on
  investments............      3.88       5.89      0.05      3.67      2.05       3.42     (1.58)     4.07        1.91      (0.07)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      4.59       6.44      0.56      4.09      2.49       3.90     (1.00)     4.54        2.31       0.32
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.67)     (0.52)    (0.49)    (0.40)    (0.44)     (0.48)    (0.56)    (0.50)      (0.47)     (0.50)
Distributions from net
  realized gains.........     (2.60)     (0.94)    (0.90)    (1.10)    (1.06)     (0.96)    (1.53)    (0.96)         --      (1.02)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (3.27)     (1.46)    (1.39)    (1.50)    (1.50)     (1.44)    (2.09)    (1.46)      (0.47)     (1.52)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  26.96   $  25.64  $  20.66  $  21.49  $  18.90   $  17.91  $  15.45  $  18.54   $   15.46  $   13.62
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(b).............     18.52%     31.29%     2.78%    21.87%    14.17%     26.01%    (5.21%)    29.73%     17.05%      1.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,814.0   $3,813.8  $2,617.8  $2,186.5  $1,416.6   $1,032.8    $700.5    $675.5      $500.1     $451.0
Ratios to average net
  assets:
  Expenses...............      0.50%      0.48%     0.55%     0.53%     0.53%      0.51%     0.56%     0.56%       0.57%      0.51%
  Net investment
  income.................      2.54%      2.28%     2.39%     1.99%     2.33%      2.66%     3.37%     2.66%       2.67%      2.34%
Portfolio turnover
  rate...................        20%        18%        7%       13%       16%        21%       85%       74%         62%        80%
Average commission rate
  paid per share.........   $0.0524        N/A       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.

(c)  Annualized.

(d)  Commencement of investment operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                3 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                      GLOBAL
                           --------------------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,
                           --------------------------------------------------------------------------------------------
                                                                                                              SEPTEMBER
                                                                                                                 19,
                                                                                                               1988(d)
                                                                                                                 TO
                                                                                                              DECEMBER
                                                                                                                 31,
                             1996     1995(a)   1994(a)   1993(a)   1992(a)    1991(a)   1990(a)   1989(a)     1988(a)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $  15.53   $  13.88  $  14.64  $  10.37  $  10.79   $   9.87  $  11.55  $  10.51   $    9.82
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.11       0.06      0.02      0.02      0.05       0.09      0.20      0.08        0.05
Net realized and
  unrealized gains
  (losses) on
  investments............      2.94       2.14     (0.74)     4.44     (0.42)      1.02     (1.80)     1.81        0.79
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
    Total from investment
    operations...........      3.05       2.20     (0.72)     4.46     (0.37)      1.11     (1.60)     1.89        0.84
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.11)     (0.24)    (0.02)    (0.08)    (0.05)     (0.10)    (0.07)    (0.07)      (0.15)
Distributions from net
  realized gains.........     (0.62)     (0.31)    (0.02)    (0.11)       --      (0.09)    (0.01)    (0.78)         --
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
    Total
    distributions........     (0.73)     (0.55)    (0.04)    (0.19)    (0.05)     (0.19)    (0.08)    (0.85)      (0.15)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
Net Asset Value, end of
  period.................  $  17.85   $  15.53  $  13.88  $  14.64  $  10.37   $  10.79  $   9.87  $  11.55   $   10.51
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------
TOTAL INVESTMENT
  RETURN:(b).............     19.97%     15.88%    (4.89%)    43.14%    (3.42%)    11.39%   (12.91%)    18.82%     8.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........    $580.6     $400.1    $345.7    $129.1     $34.0      $34.3     $26.2     $29.4       $26.9
Ratios to average net
  assets:
  Expenses...............      0.92%      1.06%     1.23%     1.44%     1.87%      1.62%     1.67%     1.47%       0.42%(c)
  Net investment
  income.................      0.64%      0.44%     0.20%     0.18%     0.49%      0.92%     1.92%     0.70%       0.51%(c)
Portfolio turnover
  rate...................        41%        59%       37%       55%       78%       136%       43%       48%          6%
Average commission rate
  paid per share.........   $0.0358        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than one year are not annualized.

(c)  Annualized.

(d) Commencement of operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                4 - SERIES FUND

                                 THE SERIES FUND

The Prudential Series Fund, Inc. (the "Series Fund"), a diversified open-end management investment company, is a Maryland corporation organized on November 15, 1982. The Prudential Variable Contract Account-24 may currently invest in seven of the Series Fund's Portfolios: the Diversified Bond Portfolio, the Government Income Portfolio, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the Stock Index Portfolio, the Equity Portfolio, and the Global Portfolio. Each portfolio is, for investment purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each portfolio. In other respects the Series Fund is treated as one entity. Each share of capital stock issued with respect to a portfolio has a pro-rata interest in the assets of that portfolio and has no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Series Fund. The Series Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Series Fund's management or its investment policies or practices.

                         THE ACCOUNTS AND THE CONTRACTS

Shares in the Series Fund are currently sold only to separate accounts of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund benefits under variable life insurance and variable annuity contracts issued by those Companies. All the separate accounts are referred to as the "Accounts," and all the contracts are referred to as the "Contracts." Each Contract owner or Participant allocates the net premiums and the assets relating to the Contract, within the limitations described in the Contracts, among the subaccounts of the Accounts which in turn invest in the corresponding portfolios of the Series Fund. The attached prospectus for the Contracts describes the particular type of Contract selected and the relationship between changes in the value of shares of each portfolio and changes in the benefits payable under the Contracts. The rights of the Accounts as shareholders should be distinguished from the rights of a Contract owner or Participant which are described in the Contracts. The terms "shareholder" or "shareholders" in this prospectus refer to the Accounts.

                               INVESTMENT MANAGER

Prudential is the investment advisor of the Series Fund. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777.


Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Series Fund. One of PIC's business groups is Prudential Investments. See INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 23.


Prudential will continue to have responsibility for all investment advisory services under its Investment Advisory Agreement with respect to the Series Fund.

              INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

Each portfolio of the Series Fund has a different investment objective which it pursues through separate investment policies as described below. Since each portfolio has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. The Series Fund may in the future establish other portfolios with different investment objectives.

The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected (which for this purpose and under the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares). The policies by which a portfolio seeks to achieve its investment objectives, however, are not fundamental. They may be changed by the Board of Directors of the Series Fund without the approval of the shareholders.

The portfolio turnover rate of the portfolios that were available for investment as of December 31, 1996 can be found in the FINANCIAL HIGHLIGHTS table on pages 1 through 4. The portfolio turnover rate is, generally, the percentage computed by dividing the lesser of portfolio purchases or sales by the average value of the portfolio, in each case excluding securities with maturities of 1 year or less. Generally, the higher the portfolio turnover rate, the greater the brokerage costs incurred by a portfolio.

                                 5 - Series Fund

The following paragraphs describe the investment objectives and policies of each portfolio available for investment by Participants in Prudential's MEDLEY Program through corresponding subaccounts of The Prudential Variable Contract Account-24. There is no guarantee that any of these objectives will be met.

FIXED INCOME PORTFOLIOS

DIVERSIFIED BOND PORTFOLIO. The objective of this portfolio is to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

The portfolio seeks to achieve this objective by following the policies of purchasing primarily debt securities of investment grade or, if not rated, of comparable quality in the opinion of the portfolio manager and of investing from time to time a portion of its assets in high quality money market instruments of the kind held by the Money Market Portfolio as described in the Appendix to this prospectus. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Diversified Bond Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the proportions of intermediate or longer-term securities and short-term debt obligations held in the portfolio will vary to reflect Prudential's assessment of prospective changes in interest rates, so that the portfolio may benefit from relative price appreciation when interest rates decline and suffer lesser declines in value when interest rates rise. The success of this strategy will depend on Prudential's ability to forecast changes in interest rates, and there is a corresponding risk that the value of the securities held in the portfolio will decline.

At least 80% of the portfolio's holdings (including short-term debt obligations) will generally consist of debt securities that at the time of purchase have a rating within the four highest grades determined by Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or a similar nationally-recognized rating service. The portfolio may retain a security whose rating has dropped below the four highest grades as determined by a commercial rating service. Without limitation, the portfolio may invest in obligations of the U.S. Government and its agencies and instrumentalities. The Appendix to the statement of additional information defines the ratings that are given to debt securities by Moody's and S&P and describes the standards applied by them in assigning these ratings.

The remaining assets of the portfolio may be invested in, among other things, debt securities that are not rated within the four highest grades or convertible debt securities, preferred stocks or convertible preferred stocks of any quality. On occasion, however, the portfolio may acquire common stock, not through direct investment but by the conversion of convertible debt securities or the exercise of warrants. For additional information regarding warrants, see INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the statement of additional information. No more than 10% of the value of the total assets of the portfolio will be held in common stocks, and those will usually be sold as soon as a favorable opportunity is available.

The portfolio may invest up to 20% of its total assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. For additional information regarding such securities, see FOREIGN SECURITIES on page 15.

In addition, the portfolio may: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis;
(iv) use interest rate swaps; and (v) make short sales. These techniques are described on pages 17 through 22, and further information about some of them is included in the statement of additional information.


Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Diversified Bond Portfolio since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Government Income and Zero Coupon Bond Portfolios 2000 and 2005 of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.


GOVERNMENT INCOME PORTFOLIO. The objective of this portfolio is to achieve a high level of income over the longer term consistent with the preservation of capital through investment primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

The portfolio seeks to achieve this objective by investing at least 65% of its assets in U.S. Treasury securities, obligations issued or guaranteed by U.S. Government agencies and instrumentalities, mortgage-related securities issued by U.S. Government instrumentalities or non-governmental corporations, or related collateralized mortgage

                                 6 - Series Fund
obligations. These instruments are described below. The portfolio may invest up to a total of 35% of its assets in the following three categories: (1) money market instruments of the kind held by the Money Market Portfolio as described in the Appendix to this prospectus; (2) securities of issuers other than the U.S. government and related entities, usually foreign governments, where the principal and interest are substantially guaranteed (generally to the extent of 90% thereof) by U.S. Government agencies whose guarantee is backed by the full faith and credit of the United States and where an assurance of payment on the unguaranteed portion is provided for in a comparable way; (3) Foreign Government Securities including debt securities issued or guaranteed, as to payment of principal and interest, by governments, governmental agencies, supranational entities and other governmental entities denominated in U.S. dollars. A supranational entity is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank; and (4) asset-backed securities rated in either of the top two ratings by Moody's or Standard & Poor's, or if not rated, determined by the portfolio manager to be of comparable quality. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. When conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Government Income Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

U.S. Treasury Securities. U.S. Treasury securities include bills, notes, and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their coupons, the lengths of their maturities, and the dates of their issuances.

Obligations Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government include securities that are guaranteed by federal agencies or instrumentalities, and may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration, and the Export-Import Bank are backed by the full faith and credit of the United States. Securities in which the portfolio may invest that are not backed by the full faith and credit of the United States include obligations issued by the Tennessee Valley Authority, The Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. In the case of securities not backed by the full faith and credit of the U.S. Government, the portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government if the agency or instrumentality does not meet its commitments.

U.S. Government Securities are considered among the most creditworthy of fixed income investments. The yields available from U.S. Government Securities are generally lower than the yields available from corporate debt securities. The values of U.S. Government Securities (like those of fixed income securities, generally) will change as interest rates fluctuate. During periods of falling U.S. interest rates, the values of outstanding long-term U.S. Government Securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. Government Securities will not affect investment income from those securities, they will affect the portfolio's net asset value. The proportions of intermediate and long-term securities held in the portfolio will vary to reflect Prudential's assessment of prospective changes in interest rates, so that the portfolio may benefit from relative price appreciation when interest rates decline and suffer lesser declines in value when interest rates rise. The success of this strategy will depend on Prudential's ability to forecast changes in interest rates, and there is a corresponding risk that the value of the securities held in the portfolio will decline.

Mortgage-Related Securities Issued by U.S. Government Instrumentalities or by Non-Governmental Corporations. The portfolio may invest in the following three types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) and Federal Home Loan Mortgage Corporation (FHLMC); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without government guarantee but usually having some form of private credit enhancement. The portfolio may invest in adjustable rate and fixed rate mortgage securities. With respect to private mortgage-backed securities not collateralized by securities of the U.S. Government or its agencies, the portfolio will only purchase such securities rated not lower than As by Moody's or AA by Standard & Poor's or similarly rated by another

                                 7 - Series Fund
nationally recognized rating service or, if unrated, of comparable quality in the opinion of the portfolio manager. The mortgages backing these securities include conventional 30 year fixed rate mortgages, 15 year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages ("ARMs"). The mortgage-backed securities may include those representing an undivided ownership interest in a pool of mortgages, e.g. GNMA, FNMA and FHLMC certificates. The U.S. Government or the issuing agency guarantees the payment of interest and principal of mortgage-backed securities issued by the U.S. Government or its agencies/instrumentalities. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the portfolio's shares. Mortgage-backed securities are in most cases pass-through instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are often subject to more rapid repayment then their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. For example, securities backed by mortgages with 30 year maturities are customarily treated as prepaying fully in the 12th year and securities backed by mortgages with 15 year maturities are customarily treated as prepaying fully in the seventh year. While the timing of prepayments of graduated payment mortgages differs somewhat from that of conventional mortgages, the prepayment experience of graduated payment mortgages is basically the same as that of the conventional mortgages of the same maturity dates over the life of the pool. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the portfolio reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, the portfolio's ability to maintain a portfolio of high yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses. Mortgage-backed securities of the types described under (i) and (ii) above are considered to be U.S. Government Securities for purposes of meeting the requirement that at least 65% of the portfolio's assets be invested in U.S. Government Securities.

Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of pre-payment of principal. However, the major difference between ARMs and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular pre-specified, published interest rate index.

CMOs. The portfolio may also purchase collateralized mortgage obligations ("CMOs"). A CMO is a security issued by a corporation or a U.S. Government instrumentality that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are partitioned into several classes with a ranked priority by which the classes of obligations are redeemed. The portfolio may invest in CMOs issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. With respect to privately issued CMOs, the portfolio will only purchase such securities rated not lower than Aa by Moody's or AA by Standard & Poor's or similarly rated by another nationally recognized rating service, or if unrated, of comparable quality in the opinion of the portfolio manager. Privately issued CMOs that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA, and CMOs issued by agencies or instrumentalities of the U.S. Government are considered to be U.S. Government Securities for purposes of meeting the requirement that at least 65% of the portfolio's assets be invested in U.S. Government Securities. Neither the United States Government nor any U.S. Government agency guarantees the payment of principal or interest on these securities.

Asset-Backed Securities. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as automobile or credit card receivables. Asset-backed securities present certain risks, including the risk that the underlying obligor on the asset, such as the automobile purchaser or the credit card holder, may default on his or her obligation. In addition, asset-backed securities often do not provide a security interest in the related collateral. For example, credit card receivables are generally unsecured, and for automobile receivables the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold.

In addition, the portfolio may: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis;
(iv) use interest rate swaps; and (v) make short sales. These techniques are described on pages 17 through 22, and further information about some of them is included in the statement of additional information.

                                 8 - Series Fund

Under normal circumstances, this portfolio's turnover rate is not expected to exceed 200%. Purchases of U.S. Government Securities are generally made from dealers at prices which usually include a profit to the dealer. See PORTFOLIO BROKERAGE AND RELATED PRACTICES, page 26.

Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Government Income Portfolio since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Diversified Bond and Zero Coupon Bond Portfolios 2000 and 2005 of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. The objective of this portfolio is to achieve a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

To achieve this objective, the Conservative Balanced Portfolio will follow a policy of maintaining a more conservative asset mix among stocks, bonds and money market instruments than the Flexible Managed Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

      Asset Type                  Minimum           Normal             Maximum
      ----------                  -------           ------             -------
        Stocks                      15%               35%                50%
Bonds and Money Market              25%               65%                70%


The portfolio manager will make variations in the proportions of each investment category in accordance with its judgment about the expected returns and risks of the various investment categories, but will maintain at least 25% of the value of the portfolio's assets in fixed-income senior securities.

The bond portion of this portfolio will be invested primarily in securities with maturities of 2 to 10 years and ratings at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service or if unrated, of comparable quality in the opinion of the portfolio manager. However, the portfolio may purchase below-investment grade debt, also known as high risk securities. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. Because of their shorter maturities, the value of the notes and bonds in this portfolio will be less sensitive to changes in interest rates than the longer-term bonds likely to be held in the Flexible Managed Portfolio. Thus, there will be less of a risk of loss of principal, but not as much of a likelihood for greater appreciation in value. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The stock portion of this portfolio will be invested primarily in the equity securities of major, established corporations in sound financial condition that appear to offer attractive prospects of a total return from dividends and capital appreciation that is superior to broadly based stock indices. The portfolio may also invest in preferred stock, including below investment grade preferred stock. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio as described in the Appendix to this prospectus. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Conservative Balanced Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 15.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when-issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described on pages 16 through 22, and further information about some of them is included in the statement of additional information.


The Conservative Balanced Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Conservative Balanced Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, has been the portfolio manager of the equity portion of the portfolio since 1995. It is the intention of the portfolio to appoint Patricia Bannan, Managing Director, Prudential Investments, to manage a portion (to be determined by Mr. Stumpp) of the


                                 9 - Series Fund
portfolio's equity holdings. Upon Ms. Bannan's appointment, Mr. Spitz will continue to manage the other portion of the portfolio's equity holdings. Tony Rodriguez, Vice President, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Flexible Managed Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Equity Income and Flexible Managed Portfolios of the Series Fund. Ms. Bannan has been portfolio manager of the equity portion of the Flexible Managed Portfolio since 1996. Prior to 1996, Ms. Bannan was President of Phoenix Investment Counsel where she personally managed $3 billion in assets, including a $2.5 billion balanced mutual fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Flexible Managed Portfolio of the Series Fund.


FLEXIBLE MANAGED PORTFOLIO. The objective of this portfolio is achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve this objective, the Flexible Managed Portfolio will follow a policy of maintaining a more aggressive asset mix among stocks, bonds and money market investments than the Conservative Balanced Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

 Asset Type                  Minimum           Normal              Maximum
 ----------                  -------           ------              -------
   Stocks                      25%               60%                100%
   Bonds                        0%               40%                 75%
Money Market                    0%                0%                 75%


The portfolio manager may make short-run, and sometimes substantial, variations in the asset mix based upon its judgment about the expected returns and risks of the various investment categories. In varying the asset mix in accordance with these judgments, Prudential will also seek to take advantage of imbalances in fundamental values among the different markets.


The bond component of this portfolio is expected under normal circumstances to have a weighted average maturity of greater than 10 years. The values of bonds with long maturities are generally more sensitive to changes in interest rates than those of shorter maturities. The bond portion of this portfolio will primarily be invested in securities that have a rating at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. However, up to 25% of the bond component of this portfolio may be invested in securities having ratings at the time of purchase of "BB," "Ba" or lower, or if not rated, of comparable quality in the opinion of the portfolio manager, also known as high risk securities. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The established company common stock component of this portfolio will consist of the equity securities of major corporations that are believed to be in sound financial condition. In selecting stocks of smaller capitalization companies, the portfolio manager may invest in companies that show above average profitability (measured by return-on-equity, earnings, and dividend growth rates) with modest price/earnings ratios or alternatively, in companies whose stock is undervalued relative to other stocks in the market. The individual equity selections for this portfolio may have more volatile market values than the equity securities selected for the Equity Portfolio or the Conservative Balanced Portfolio. The portfolio may also invest in preferred stock, including below investment grade preferred stock. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio as described in the Appendix to this prospectus. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Flexible Managed Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.


To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 15.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when-issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described on pages 16 through 22, and further information about some of them is included in the statement of additional information.

                                10 - Series Fund

The facts that this portfolio will invest in a mix of common stocks regarded as having higher risks than the mix of common stocks that will be purchased by the Conservative Balanced Portfolio; that it will invest in bonds with longer maturities; and that the "normal" mix for this portfolio will include a higher percentage of stocks all combine to mean that the risk of investing in this portfolio is relatively higher--to the extent that each of these factors results in greater risks--than the risk of investing in the Conservative Balanced Portfolio.

The Flexible Managed Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Flexible Managed Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Patricia Bannan, Managing Director, Prudential Investments, has been the portfolio manager of the equity portion of the portfolio since 1996. It is the intention of the portfolio to appoint Warren Spitz, Managing Director, Prudential Investments, to manage a portion (to be determined by Mr. Stumpp) of the portfolio's equity holdings. Upon Mr. Spitz's appointment, Ms. Bannan will continue to manage the other portion of the portfolio's equity holdings. Tony Rodriguez, Vice President, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Conservative Balanced Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Prior to 1996, Ms. Bannan was President of Phoenix Investment Counsel where she personally managed $3 billion in assets including a $2.5 billion balanced mutual fund. Mr. Spitz has been portfolio manager of the equity portion of the Conservative Balanced Portfolio since 1995 and is also portfolio manager of the Prudential Equity Income Fund and the Equity Income Portfolio of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc., and the Flexible Managed Portfolio of the Series Fund.


DIVERSIFIED STOCK PORTFOLIOS

STOCK INDEX PORTFOLIO. The objective of this portfolio is to achieve investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate.

The portfolio seeks to achieve this objective by following the policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), an index which represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed among investors as representative of the performance of publicly-traded common stocks as a whole. The S&P 500 Index is composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange ("NYSE"). Standard & Poor's Corporation chooses the stocks to be included in the index on a statistical basis taking into account market values and industry diversification. Inclusion in the index in no way implies an opinion by Standard & Poor's Corporation as to a stock's attractiveness as an investment. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill, Inc. and have been licensed for use by The Prudential Insurance Company of America and its affiliates and subsidiaries. The Series Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Series Fund. Reference is made to the statement of additional information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The S&P 500 Index is a "weighted" index in which the weighting of each stock depends on its relative total market value: its market price per share times the number of shares outstanding. Because of this weighting, approximately 11% of the S&P 500 Index's value is accounted for by the stocks of the five largest companies by relative market value. As of December 31, 1996 those companies were: General Electric Co., Coca-Cola Co., Exxon Corp., Intel, and Microsoft Corp.

This portfolio will not be "managed" in the traditional sense of using economic, financial or market analysis to determine the stocks to be purchased by the portfolio. Rather, the portfolio manager will purchase stocks for the portfolio in proportion to their weighting in the S&P 500 Index. Thus, adverse financial performance by a company will not result in reduction or elimination of the portfolio's holdings of its stock and, conversely, superior financial performance by a company will not lead the portfolio to increase its holdings of the company's stock. If a stock held by this portfolio is eliminated from the S&P 500 Index, the portfolio will sell its holdings of the stock regardless of the prospects of the company. Because the portfolio will not be "managed" in the traditional sense, portfolio turnover is expected to be low and is generally not expected to exceed 10%. A 10% portfolio turnover rate would occur if one-tenth of the portfolio's securities were sold and either repurchased or replaced within 1 year. Because of the expected low turnover, transaction costs, such as brokerage commissions, are also expected to be relatively low.

The following table shows the performance of the S&P 500 Index for the 25 years ending in 1996. The period covered by this table is one of generally rising stock prices, and the performance of the S&P 500 Index in this period should not be viewed as a representation of any future performance by that index. In addition, the fees and costs involved in the operation of the Stock Index Portfolio mean that the performance of a share of stock in the

                                11 - Series Fund
portfolio may not equal the performance of the S&P 500 Stock Index even if the assets held by the portfolio do equal that performance.

                       *S&P 500 WITH DIVIDENDS REINVESTED
                            ANNUAL PERCENTAGE CHANGE
--------------------------------------------------------------------------------

          1972        +18.90                   1985         +31.57
          1973        -14.77                   1986         +18.56
          1974        -26.39                   1987          +5.10
          1975        +37.16                   1988         +16.61
          1976        +23.57                   1989         +31.69
          1977         -7.42                   1990          -3.10
          1978         +6.38                   1991         +30.47
          1979        +18.20                   1992          +7.61
          1980        +32.27                   1993         +10.08
          1981         -5.01                   1994          +1.32
          1982        +21.44                   1995         +37.58
          1983        +22.38                   1996         +22.96
          1984         +6.10

Source: Standard & Poor's corporation. Percentage change calculated in accordance with specifications of sec release number IA-327.

In the nine full years since this portfolio was established its total return, compared to that of the S&P 500 Index, was as follows:

                 Annual Percentage Change                Total Return
                       S&P 500 with                   Stock Index Portfolio
                   Dividends Reinvested          (After Deduction of Expenses)
                 -------------------------       -----------------------------
    1988                +16.61                             +15.44
    1989                +31.69                             +30.93
    1990                 -3.10                              -3.63
    1991                +30.47                             +29.72
    1992                 +7.61                              +7.13
    1993                +10.08                              +9.66
    1994                 +1.32                              +1.01
    1995                +37.58                             +37.06
    1996                +22.96                             +22.57

Under normal circumstances, the portfolio generally intends to purchase all 500 stocks represented in the S&P 500 Index and to invest its assets as fully in those stocks (in proportion to their weighting in the index) as is feasible in light of cash flows into and out of the portfolio. In order to reduce transaction costs, a weighted investment in the 500 stocks comprising the S&P 500 Index is most efficiently made in relatively large amounts. As additional cash is received from the purchase of shares in the portfolio, it may be held temporarily in the types of money market instruments described in the appendix to this prospectus, until the portfolio has a sufficient amount of assets in such investments to make an efficient weighted investment in the 500 stocks comprising the S&P 500 Index. If net cash outflows from the portfolio are anticipated, the portfolio may sell stocks (in proportion to their weighting in the S&P 500 Index) in amounts in excess of those needed to satisfy the cash outflows and hold the balance of the proceeds in short-term investments if such a transaction appears, taking into account transaction costs, to be more efficient than selling only the amount of stocks needed to meet the cash requirements. The portfolio will not, however, increase its holdings of cash in anticipation of any decline in the value of the S&P 500 Index or of the stock markets generally. The portfolio will instead remain as fully invested in the S&P 500 Index stocks as feasible in light of its cash flow patterns during periods of market declines as well as advances, and investors in the portfolio thus run the risk of remaining fully invested in common stocks during a period of general decline in the stock markets.

Tracking accuracy is measured by the difference between total return for the S&P Index with dividends reinvested and total return for the portfolio with dividends reinvested before deductions of portfolio fees and expenses. Tracking accuracy is monitored by the portfolio manager on a daily basis. All tracking accuracy deviations are reviewed to determine the effectiveness of investment policies and techniques.

If the portfolio does hold short-term investments as a result of the patterns of cash flows to and from the portfolio, such holdings may cause its performance to differ from that of the S&P 500 Index. The portfolio will attempt to minimize any such difference in performance through transactions involving stock index futures contracts, options

                                12 - Series Fund
on stock indices, and/or options on stock index future contracts. These derivative investment instruments are described under OPTIONS ON STOCK INDICES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 18 through 20. The portfolio will not use such instruments for speculative purposes or to hedge against any decline in the value of the stocks held in the portfolio, but instead will employ them only as a temporary substitute for investment of cash holdings directly in the 500 stocks when the portfolio's cash holdings are too small to make such an investment in an efficient manner.

For example, if the portfolio's cash reserves are insufficient to invest efficiently in another unit of the basket of stocks comprising the S&P 500 Index, the portfolio may purchase S&P 500 futures contracts to hedge against a rise in the value of the stocks the portfolio intends to acquire. In its attempt to minimize any difference in performance between the portfolio and the S&P 500 Index, the portfolio currently intends to engage in transactions involving the S&P 500 Index futures contracts, the NYSE Composite Index futures contracts, options on the S&P 500 Index, the S&P 100 Index, and the NYSE Composite Index, and options on the S&P 500 Index futures contracts and the NYSE Composite Index futures contracts. There can be no assurance that the portfolio's attempt to minimize such performance difference through the use of any of these instruments will succeed. See the statement of additional information for a more detailed discussion of the manner in which the portfolio will employ these instruments and for a description of other risks involved in the use of such instruments.

The above described investment policies and techniques of the Stock Index Portfolio are non-fundamental and may be changed without shareholder approval if it is determined that alternative investment techniques would be more effective in achieving the portfolio's objective.

EQUITY PORTFOLIO. The objective of this portfolio is to achieve capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices.
Current income, if any, is incidental.

Although the portfolio will be invested primarily in common stocks, it may also invest to a limited extent in short, intermediate or long-term debt, either convertible or nonconvertible into common stock, as well as in nonconvertible preferred stock. In addition, it may also invest up to 5% of its assets in below investment grade debt securities, also known as high risk securities. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. The portfolio will attempt to maintain a flexible approach to the selection of common stocks of various types of companies whose valuations appear to offer opportunities for above-average appreciation. Thus, the portfolio may invest in securities of companies whose estimated growth in earnings exceeds that projected for the market as a whole because of factors such as expanding market share, new products or changes in market environment. Or it may invest in "undervalued" securities which are often characterized by a lack of investor recognition of the basic value of a company's assets. Securities of companies with sales and earnings trends which are currently unfavorable but which are expected to reverse may also be in the portfolio. The effort to achieve price appreciation that is superior to broadly based stock indices necessarily involves accepting a greater risk of declining values. During periods when stock prices decline generally, it can be expected that the value of the portfolio will also decline.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 15.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 16 through 22, and further information about some of them is included in the statement of additional information.

A portion of the portfolio may be invested in money market instruments of the kind held by the Money Market Portfolio as described in the Appendix to this prospectus in order to make effective use of cash reserves pending investment in common stocks. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Equity Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

Thomas Jackson, Managing Director, Prudential Investments, has been portfolio manager of the Equity Portfolio since 1990. Mr. Jackson is also portfolio manager of the Prudential Equity Fund, Inc.

GLOBAL PORTFOLIO. The objective of this portfolio is long-term growth of capital through investment primarily in common stocks and common stock equivalents (such as convertible debt securities) of foreign and domestic issuers. Current income, if any, is incidental.

                                13 - Series Fund

The portfolio is intended to provide investors with the opportunity to invest in a portfolio of securities of companies located throughout the world. In making the allocation of assets among the various countries and geographic regions, the portfolio manager ordinarily considers such factors as prospects for relative economic growth between foreign countries; expected levels of inflation and interest rates; government policies influencing business conditions; the range of individual investment opportunities available to international investors; and other pertinent financial, tax, social, political and national factors--all in relation to the prevailing prices of the securities in each country or region.

There are, generally, no geographic limitations on companies in which the portfolio may invest. Depending upon market conditions, the portfolio may be invested primarily in foreign securities. Investments may be made in companies based in the Pacific Basin (for example, Japan, Australia, New Zealand, Singapore, Malaysia, and Hong Kong) and Western Europe (for example, the United Kingdom, Spain, Germany, Switzerland, the Netherlands, France, and Scandinavia), as well as the United States, Canada, and such other areas and countries as the portfolio manager may determine from time to time. The portfolio may seek to hedge its position in foreign currencies as more fully described herein.

The portfolio is not required to maintain any particular geographic or currency mix of its investments. The portfolio intends to maintain investments in at least three countries (including the United States), but may, when market conditions warrant, invest up to 35% of its assets in companies located in any one country (other than the United States).

In analyzing companies for investment, the portfolio manager ordinarily looks for one or more of the following characteristics: prospects for above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their marketplace--all in relation to the prevailing prices of the securities of such companies.

Investing in securities of foreign companies and countries involves special risks. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 15.

When conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Global Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio as described in the Appendix to this prospectus.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon;
(iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 15 through 22, and further information about some of them is included in the statement of additional information.

The operating expense ratio of the portfolio can be expected to be significantly higher than that of a fund investing exclusively in domestic securities since the expenses of the portfolio, such as custodial, valuation and communication costs, as well as the rate of the investment management fee (0.75% of the portfolio's average daily net assets), though similar to such expenses of other global funds, are higher than those generally incurred by funds investing solely in the securities of U.S. issuers.

As a result of its investment policies, the portfolio's turnover rate may exceed 100% although it is not expected to exceed 200%.

Daniel Duane, Managing Director, Prudential Investments, has been the portfolio manager of the Global Portfolio since 1990. Mr. Duane also manages several mutual funds including the Prudential Global Fund, Inc.

CONVERTIBLE SECURITIES

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may invest in convertible securities and such securities may constitute a major part of the holdings of the Global Portfolio. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk,

                                14 - Series Fund
investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS


The Diversified Bond, Conservative Balanced and Flexible Managed Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"). The portfolios may invest in such Loans generally in the form of participations in Loans ("Participations"). Participations typically will result in the Series Fund having a contractual relationship only with the Lender, not with the borrower. The Series Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.


FOREIGN SECURITIES

The Global Portfolio may invest up to 100% of its total assets in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers. The Diversified Bond Portfolio may invest up to 20% of its assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. In addition, the bond components of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in such securities. To the extent permitted by applicable law, the Conservative Balanced, and Flexible Managed Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. Further, to the extent permitted by applicable insurance law, the Equity Portfolio may invest up to 30% of its total assets in non-United States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. Securities issued outside the United States and not publicly traded in the United States, as well as American Depository Receipts ("ADRs"), and securities denominated in a foreign currency are referred to collectively in this prospectus as "foreign securities."

ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting, and financial reporting standards as domestic issuers.

Foreign securities involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in United States currency, the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than domestic securities. Under certain market conditions, foreign securities may be less liquid than domestic securities. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a portfolio to obtain or to enforce a judgment against the issuers of such securities.

If the security is denominated in foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The portfolios that may invest in foreign securities may, but need not, enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking-in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by the portfolio; and protecting the U.S. dollar value of such securities which are held by the portfolio. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the portfolio to deliver an amount of foreign currency in excess of the value of the portfolio's portfolio securities or other assets denominated in that currency. See FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS in the statement of additional information. In addition, the portfolios may, for hedging purposes, enter into certain transactions

                                15 - Series Fund
involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts. See OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 19 through 20.


RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE

The Conservative Balanced, Flexible Managed and Equity Portfolios may invest in below investment grade fixed income securities. Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The value of the fixed income securities in the portfolio will be directly impacted by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. Prudential considers both credit risk and market risk in selecting securities for the portfolio. By holding a diversified selection of such securities, the portfolio seeks to reduce this volatility.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Prudential could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities therefore may be less than the prices used in calculating the portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Series Fund's Board of Directors using a method that, in the good faith belief of the Board, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board's judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

From time to time, federal laws have been enacted which have required the divestiture by companies of their investments in high yield bonds and have limited the deductibility of interest by certain corporate issuers of high yield bonds. These types of laws could adversely affect the portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. There is currently no legislation pending that would adversely impact the market for high yield/high risk securities. However, there can be no assurance that such legislation will not be proposed or enacted in the future.



OPTIONS ON EQUITY SECURITIES

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase and write (i.e., sell) put and call options on equity securities that are traded on securities exchanges, are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified price during the term of the option. The

                                16 - Series Fund
writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the exercise price upon exercise by the holder of the put.

A portfolio will write only "covered" options on stocks. A call option is covered if: (1) the portfolio owns the security underlying the option; or (2) the portfolio has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or (3) the portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian. A put option is covered if: (1) the portfolio deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) the portfolio holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by the portfolio in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian.

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value). In exchange for the premium paid for the put option, the portfolio acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on debt securities and stock indices, as described under OPTIONS ON DEBT SECURITIES, below and OPTIONS ON STOCK INDICES, page 18.

These portfolios may purchase call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks. These portfolios may also purchase putable and callable equity securities, which are securities coupled with a put or a call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an exchange-traded option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. A portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the portfolio. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

There are certain special risks associated with the portfolios' transactions in stock options, in addition to a risk that the market value of the security will move adversely to the portfolio's option position. These risks, which relate primarily to liquidity, are discussed in the statement of additional information.

OPTIONS ON DEBT SECURITIES

The Diversified Bond, Government Income, Conservative Balanced, and Flexible Managed Portfolios may purchase and write (i.e. sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on U.S. securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A portfolio will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, the portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable

                                17 - Series Fund
under the call option. The principal reason for a portfolio to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of Prudential, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

These portfolios may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the portfolio will also segregate or deposit for the benefit of the portfolio's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is "in the money." It is contemplated that each portfolio's use of straddles will be limited to 5% of the portfolio's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the portfolio's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

These portfolios may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 16. A portfolio may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. A portfolio may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which the portfolio purchases a put option on an underlying security it owns.

These portfolios may also purchase call options on debt securities for hedging or investment purposes. No portfolio currently intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities. A portfolio may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" or a "closing sale transaction" in a manner similar to that discussed above in connection with options on equity securities.

The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid for purposes of a portfolio's 15% limitation on investment in illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the portfolio sells OTC options only to qualified dealers who agree that the portfolio may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

There are certain risks associated with the portfolios' transactions in debt options, in addition to a risk that the market value of the security will move adversely to the portfolio's option position. These risks, which relate primarily to liquidity, are discussed in the statement of additional information.

OPTIONS ON STOCK INDICES

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase and sell put and call options on stock indices traded on securities exchanges, listed on NASDAQ or that result from privately negotiated transactions with broker-dealers ("OTC options"). The Stock Index Portfolio may utilize options on stock indices by constructing "put/call" combinations that are economically comparable to a long stock index futures position, as described in the statement of additional information. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per Contract of each point in the difference between the exercise price of an option and the

                                18 - Series Fund
current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

A portfolio will write only "covered" options on stock indices. The manner in which these options are covered is discussed in the statement of additional information.

These portfolios may purchase put and call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any time in the purchase of puts and calls on stock indices. A portfolio may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

OPTIONS ON FOREIGN CURRENCIES

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts (discussed under FOREIGN SECURITIES, page 15 and futures contracts on foreign currencies (discussed under FUTURES CONTRACTS, below) will be employed. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A portfolio may purchase and write options to hedge the portfolio's securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the portfolio's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a portfolio may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the portfolio's securities. Alternatively, a portfolio may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A portfolio's successful use of currency exchange options on foreign currencies depends upon the manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the portfolio net income would be less than if the portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the portfolio to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

FUTURES CONTRACTS

The Conservative Balanced, Flexible Managed, Stock Index, Equity, and Global Portfolios may, to the extent permitted by applicable regulations, attempt to reduce the risk of investment in equity securities by hedging a portion of their equity portfolios through the use of stock index futures contracts. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, and Global Portfolios may, to the extent permitted by applicable regulations, purchase and sell for hedging purpose futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or interest rate indices (referred to collectively as "interest rate futures contracts").

                                19 - Series Fund

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on foreign currencies or groups of foreign currencies for hedging purposes.

When the futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated custodial account) approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the futures commission merchant, called the "variation margin," will be made on a daily basis as the underlying security, index or rate fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market." The Board of Directors currently intends to limit futures trading for hedging purposes so that a portfolio will not enter into futures contracts or related options if the aggregate initial margins and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options.

In addition, as permitted by applicable regulations, the Conservative Balanced and Flexible Managed Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to adjust the portfolio's asset mix. For example, if the investment manager expects bonds to outperform stocks, it may purchase interest rate futures contracts rather than actually selling stocks and buying bonds. Neither portfolio will enter into futures contracts or related options for this purpose if the aggregate initial margins and premiums for futures and options for this purpose exceed 5% of the fair market of that portfolio's assets, taking into account unrealized profits and unrealized losses on any such futures and options.

A portfolio's successful use of futures contracts depends upon the investment manager's ability to predict the direction of the relevant market. The correlation between movement in the price of the futures contract and the price of the securities or currencies being hedged is imperfect. The ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time.

OPTIONS ON FUTURES CONTRACTS

To the extent permitted by applicable insurance law and federal regulations, the Conservative Balanced, Flexible Managed, Stock Index, Equity, and Global Portfolios may enter into certain transactions involving options on stock index futures contracts; the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, and Global Portfolios may enter into certain transactions involving options on interest rate futures contracts; and the Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may enter into certain transactions involving options on foreign currency futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Stock Index Portfolio intends to utilize options on stock index futures contracts by constructing "put/call" combinations that are economically comparable to a long stock index futures position, as described in the statement of additional information. The other portfolios intend to utilize options on futures contracts for the same purposes that they use the underlying futures contracts.

REPURCHASE AGREEMENTS

The portfolios may enter into repurchase agreements, subject to each portfolio's investment limit in short-term debt obligations, whereby the seller of a security agrees to repurchase that security from the portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the portfolio's money is invested in the repurchase agreement. The repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the portfolio may incur a loss. All portfolios, except the Global Portfolio, participate in a joint repurchase account pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the portfolios may be aggregated and invested in one or more repurchase agreements. Each portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

                                20 - Series Fund

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may use reverse repurchase agreements and dollar rolls. The money market portion of any portfolio may use reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a portfolio with an agreement by the portfolio to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, the portfolio often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have the characteristics of borrowing by the portfolio. Dollar rolls involve sales by a portfolio of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities (same type and coupon) from the same party at an agreed upon price and date. During the roll period, the portfolio forgoes principal and interest paid on the securities. A portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the portfolio may decline below the price of the securities the portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the portfolio's obligation to repurchase the securities. The Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, will not obligate more than 30% of their net assets in connection with reverse repurchase agreements and dollar rolls. No other portfolio will obligate more than 10% of its net assets in connection with reverse repurchase agreements.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, Equity and Global Portfolios may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. A portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. A portfolio's custodian will maintain, in a separate account, cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than such commitments. If a portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

In addition, the short-term portions of any of the portfolios may purchase money market securities on when-issued or delayed delivery basis on the terms set forth in the Appendix to this prospectus.

SHORT SALES

The Diversified Bond, Government Income, Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). To complete such a transaction, the portfolio will borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security the portfolio may be required to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the portfolio replaces the borrowed security, it will (a) maintain in a segregated account cash, U.S. Government securities or other liquid unencumbered assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale. No more

                                21 - Series Fund
than 25% of any portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales.

SHORT SALES AGAINST THE BOX

All portfolios available to The Prudential Variable Contract Account-24 may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.

INTEREST RATE SWAPS

The Diversified Bond and Government Income Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps to increase or decrease a portfolio's exposure to long- or short-term interest rates. No portfolio currently intends to invest more than 5% of its net assets at any one time in interest rate swaps. For more information, see the statement of additional information.

LOANS OF PORTFOLIO SECURITIES

All of the portfolios available to The Prudential Variable Contract Account-24 may from time to time lend the securities they hold to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The portfolio will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

No portfolio will lend securities to broker-dealers affiliated with Prudential, including Prudential Securities Incorporated. This will not affect a portfolio's ability to maximize its securities lending opportunities.

                       INVESTMENT RESTRICTIONS APPLICABLE
                                TO THE PORTFOLIOS

The Series Fund is subject to certain investment restrictions which are fundamental to the operations of the Series Fund and may not be changed except with the approval of a majority vote (as defined under INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS on page 5) of the persons participating in the affected portfolio.

The investments of the various portfolios currently available to The Prudential Variable Contract Account-24 are generally subject to certain additional restrictions under state laws. In the event of future amendments to the applicable statutes, each of these portfolios will comply, without the approval of the shareholders, with the statutory requirements as so modified.

For a detailed discussion of investment restrictions applicable to the Series Fund, see INVESTMENT RESTRICTIONS in the statement of additional information.

                                22 - Series Fund

                 INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES

The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. The directors, in addition to reviewing the actions of the Series Fund's investment advisor, decide upon matters of general policy. The Series Fund's officers conduct and supervise the daily business operations of the Series Fund.

Prudential, founded in 1875 under the laws of New Jersey, is subject to regulation by the Department of Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential is registered both as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisers Act of 1940. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777.

Subject to Prudential's supervision, substantially all of the investment advisory services provided to the Series Fund by Prudential, with respect to the portfolios currently available to The Prudential Variable Contract Account-24, are furnished by its wholly-owned subsidiary, PIC, pursuant to the Service Agreement between Prudential and PIC which provides that a portion of the fee received by Prudential for providing investment advisory services will be paid to PIC. PIC is registered as an investment advisor under the Investment Advisers Act of 1940.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.


The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the portfolio. The investment management fee for the Diversified Bond and Government Income Portfolios is equal to an annual rate of 0.4% of the average daily net assets of each of the portfolios. For the Equity Portfolio, the fee is equal to an annual rate of 0.45% of the average daily net assets of the portfolio. The fee for the Conservative Balanced is equal to an annual rate of 0.55% of the average daily net assets of the portfolio. For the Flexible Managed Portfolio, the fee is equal to an annual rate of 0.6% of the average daily net assets of the portfolio. The fee for the Global Portfolio is equal to an annual rate of 0.75% of the average daily net assets of the portfolio. For further information about the expenses of the Series Fund, see INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the statement of additional information.


                        PURCHASE AND REDEMPTION OF SHARES

Shares in the Series Fund are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolios, only to the Accounts to fund benefits payable under the Contracts. The Series Fund may at some later date also offer its shares to other separate accounts of Prudential or other insurers. Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Series Fund. Prusec's principal business address is 213 Washington Street, Newark, New Jersey 07102-2992.

The Series Fund is required to redeem all full and fractional shares of the Series Fund for cash within 7 days of receipt of proper notice of redemption. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

The right to redeem shares or to receive payment with respect to any redemption may be suspended only for any period during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission or when such exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of a portfolio's securities or determination of the net asset value of each portfolio is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each portfolio.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each portfolio available to The Prudential Variable Contract Account-24 is determined once daily, as of 4:15 p.m. New York City time on each day during which the NYSE is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event the New York Stock Exchange closes early on any

                                23 - Series Fund
business day, the net asset value of each portfolio shall be determined at a time between such closing and 4:15 p.m. New York City time. The net asset value per share of each such portfolio is computed by adding the sum of the value of the securities held by that portfolio plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that portfolio at such time. Expenses, including the investment management fee payable to Prudential, are accrued daily.

In determining the net asset value of the Diversified Bond and Government Income Portfolios, securities (other than debt obligations with remaining maturities of less than 60 days, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

The net asset value of the Stock Index, Equity, and Global Portfolios will be determined in the following manner. Any security for which the primary market is on an exchange is generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Short-term debt instruments which mature in less than 60 days are valued at amortized cost. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents.

In determining the net asset value of each of the Balanced Portfolios, the method of valuation of a security depends on the type of investment involved. Intermediate or long-term fixed income securities are valued in the same way as such securities in the Diversified Bond Portfolio, and common stocks and convertible debt securities are valued in the same way as such securities are valued in the Equity Portfolio. With respect to the money market portion of the Conservative Balanced and Flexible Managed Portfolios, all short-term debt obligations with a maturity of 12 months or less are valued on an amortized cost basis in accordance with an order obtained from the Securities and Exchange Commission. Each Balanced Portfolio must maintain a dollar-weighted average maturity for its short-term debt obligations of 120 days or less. The values determined by the amortized cost method may deviate from market value under certain circumstances. The Board of Directors has established procedures to monitor whether any material deviation occurs and, if so, will promptly consider what action, if any, should be initiated to prevent unfair results to Contract owners. The short-term portion of these portfolios may be invested only in high quality instruments, as described in the Appendix to this prospectus.

With respect to all the portfolios which utilize such investments, options on stock and stock indices traded on national securities exchanges are valued at the average of the bid and asked prices as of the close of the respective exchange (which is currently 4:10 p.m. New York City time). Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchanges or board of trade (which is currently 4:15 p.m. New York City time) or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by Prudential under the direction of the Board of Directors of the Series Fund.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Series Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, the Series Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to the Accounts. The Series Fund intends to meet the requirements for treatment as a regulated investment company both on a portfolio-by-portfolio basis and for the Series Fund as a whole. The Series Fund's compliance with those requirements may prevent a portfolio from utilizing options and futures contracts as much as the portfolio manager might otherwise believe to be desirable.

The Series Fund intends to distribute as dividends substantially all the net investment income, if any, of each portfolio. For dividend purposes, net investment income of each portfolio available to The Prudential Variable Contract Account-24 will consist of all payments of dividends (other than stock dividends) or interest received by such portfolio less the estimated expenses of such portfolio (including fees payable to the Investment Manager). Dividends from investment income of the portfolios will normally be declared and reinvested in additional full and fractional shares quarter-annually.

                                24 - Series Fund

The Series Fund will also declare and distribute annually all net realized capital gains of the portfolios available to The Prudential Variable Contract Account-24.

The Code generally imposes a 4% excise tax on a portion of the undistributed income of a regulated investment company if that company fails to distribute required percentages of its ordinary income and capital gain net income. The Series Fund intends to employ practices that will eliminate or minimize the imposition of this excise tax.

In addition, Section 817(h) of the Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification requirements ordinarily must be met within 1 year after Contract owner funds are first allocated to the particular portfolio, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each portfolio must meet one of two alternative tests. Under the first test, no more than 55% of the portfolio's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the portfolio must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the portfolio's assets can be invested in cash, cash items, Government securities, and securities of other regulated investment companies.

For purposes of determining whether a variable account is adequately diversified, each United States Government agency or instrumentality is treated as a separate issuer for purposes of determining whether a variable account is adequately diversified. The Series Fund's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States Government agency or instrumentality.

The Global Portfolio may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the portfolio's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15%. While Contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the portfolio.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative actions.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

INCORPORATION AND AUTHORIZED STOCK


The Series Fund was incorporated under Maryland law on November 15, 1982. The authorized Capital Stock of the Series Fund consists of 2 billion shares, par value $0.01 per share. As of the date of this prospectus, the shares of Capital Stock are divided into fifteen classes: Money Market Portfolio Capital Stock (225 million shares), Diversified Bond Portfolio Capital Stock (200 million shares), Government Income Portfolio Capital Stock (100 million shares), Zero Coupon Bond Portfolio 2000 Capital Stock (25 million shares), Zero Coupon Bond Portfolio 2005 Capital Stock (50 million shares), Conservative Balanced Portfolio Capital Stock (300 million shares), Flexible Managed Portfolio Capital Stock (300 million shares), High Yield Bond Portfolio Capital Stock (100 million shares), Stock Index Portfolio Capital Stock (100 million shares), Equity Income Portfolio Capital Stock (100 million shares), Equity Portfolio Capital Stock (200 million shares), Prudential Jennison Portfolio Capital Stock (50 million shares), Small Capitalization Stock Portfolio Capital Stock (50 million shares), Global Portfolio Capital Stock (100 million shares), Natural Resources Portfolio Capital Stock (100 million shares). The shares of each portfolio, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable.


Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that class relates and will have no interest in the assets of any other portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under PURCHASE AND REDEMPTION OF SHARES, page 23.



VOTING RIGHTS

The voting rights of Contract owners or Participants, and limitations on those rights, are explained in the accompanying prospectus for the Contracts. Prudential and certain other insurers with separate accounts which invest in the Series Fund, as the owners of the assets in the Accounts, vote all of the shares of the Series Fund, but they will generally do so in accordance with the instructions of Contract owners or Participants pursuant to the current SEC requirements and staff interpretations regarding pass-through voting. Under certain circumstances, however, the Companies may disregard voting instructions received from Contract owners or Participants. The

                                25 - Series Fund

Series Fund does not hold annual shareholders meetings in any year in which it is not required to do so either under Maryland law or the Investment Company Act of 1940. For additional information describing how the Companies will vote the shares of the Series Fund, see VOTING RIGHTS in the accompanying prospectus for the Contracts.

MONITORING FOR POSSIBLE CONFLICT

As stated above, Series Fund shares will be sold to separate accounts of Prudential and certain other insurers to fund both variable life insurance and variable annuity contracts. The Board of Directors of the Series Fund intends to monitor events for the existence of any material conflict between the interests of variable life insurance and variable annuity contract owners. The Companies have agreed to be responsible for reporting any potential or existing conflicts to the Board of Directors. Moreover, the Companies have agreed to be responsible, at their cost, to remedy any material irreconcilable conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable life insurance and variable annuity contracts.

PERIODIC REPORTS


The Series Fund will send each shareholder, at least annually, statements showing as of a specified date the number of shares in each portfolio credited to the shareholder. The Series Fund will also send Contract owners and Participants semi-annual reports showing the financial condition of the portfolios in which they may invest and the investments held in each. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual or semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the cover page of this prospectus. The annual report may take the form of an updated copy of this prospectus and its accompanying statement of additional information.


PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for the portfolios, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the portfolio. The Diversified Bond and Government Income Portfolios, on the other hand, will not normally incur any brokerage commissions. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain of these securities may also be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

An affiliated broker may be employed to execute brokerage transactions on behalf of the portfolios, as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Series Fund may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal. Additional information about portfolio brokerage and related transactions is included in the statement of additional information.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT




Prudential is the transfer agent and dividend disbursing agent for the Series Fund. Prudential as transfer agent issues and redeems shares of the Series Fund and maintains records of ownership for the shareholders. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777.

ADDITIONAL INFORMATION

This prospectus and the statement of additional information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

For further information, shareholders may also contact the Series Fund's office, the address and phone number of which are set forth on the cover of this prospectus.

                                26 - Series Fund

                                                                     APPENDIX

                 SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
                              MAY CURRENTLY INVEST*

The Money Market Portfolio, and the other portfolios to the extent their investment policies so provide, may invest in the following liquid, short-term, debt securities regularly bought and sold by financial institutions:

1. U.S. Treasury Bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees or to the backing solely of the issuing instrumentality itself. Securities which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank are examples of securities that are backed by the full faith and credit of the United States.

2. Obligations (including certificates of deposit, bankers' acceptances, and time deposits) of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign offices of foreign banks provided that such bank has, at the time of the portfolio's investment, total assets of at least $1 billion or the equivalent. Obligations of any savings and loan association or savings bank organized under the laws of the United States or any state thereof, provided that such association or savings bank has, at the time of the portfolio's investment, total assets of at least $1 billion. The term "certificates of deposit" includes both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers, including future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.

3. Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies, instrumentalities or political subdivisions, denominated in U.S. dollars, and, at the date of investment, rated at least A or A-2 by Standard & Poor's Rating Service ("S&P"), A or Prime-2 by Moody's Investors Service ("Moody's") or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least A or A-2 by S&P or A or Prime-2 by Moody's. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph 2 above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Series Fund's investment advisor under the supervision of the Series Fund's Board of Directors.

As stated above in paragraphs 2 and 3, the Money Market Portfolio and short-term portions of the other portfolios may contain obligations of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper, bills, notes, and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies, and instrumentalities. This involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series Fund, the possible seizure or nationalization of foreign deposits, and the possible establishment of exchange controls or other foreign

*Although the Money Market Portfolio is not available to The Prudential Variable Contract Account-24, any short-term portion of the various portfolios available through subaccounts of that Account may be invested in the types of securities described in this Appendix.

                                A1 - Series Fund
governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards, and requirements as domestic issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Series Fund to obtain or to enforce a judgment against the issuers of such securities.

4. Repurchase Agreements. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Series Fund will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the "loan" including accrued interest). The Series Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Series Fund has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Series Fund may incur a loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Series Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Series Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

The Series Fund will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated. This will not affect the Series Fund's ability to maximize its opportunities to engage in repurchase agreements.

5. Reverse Repurchase Agreements. The Money Market Portfolio may use reverse repurchase agreements, which are described on page 21 of the prospectus. No portfolio may obligate more than 10% of its net assets in connection with reverse repurchase agreements, except that the Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may obligate up to 30% of their net assets in connection with reverse repurchase agreements and dollar rolls.

6. When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the portfolio until delivery and payment take place. At the time the portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value. The portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Series Fund's custodian bank will maintain in a separate account securities of the portfolio having a value equal to or greater than such commitments. On delivery dates for such transactions, the portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the portfolio chooses to dispose of the right to acquire a when issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the portfolio's net assets would be so committed.

*Although the Money Market Portfolio is not available to The Prudential Variable Contract Account-24, any short-term portion of the various portfolios available through subaccounts of that Account may be invested in the types of securities described in this Appendix.

                                A2 - Series Fund

                      PRUvider Variable
                      Appreciable Life(R)
                      Insurance

                      May 1, 1997

                      PROSPECTUS

                      THE PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT AND THE PRUDENTIAL SERIES FUND, INC.

                      PRUCO LIFE INSURANCE COMPANY

SVAL-1 ED 5/97

CATALOG NO. 6469898

PROSPECTUS

MAY 1, 1997

PRUCO LIFE INSURANCE COMPANY
PRUVIDER VARIABLE APPRECIABLE ACCOUNT

PRUVIDER(SM)

VARIABLE APPRECIABLE LIFE(R)
INSURANCE CONTRACT

This prospectus describes a variable life insurance contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Pruco Life calls this contract its PRUVIDER(SM) Variable APPRECIABLE LIFE(R) Insurance Contract* (the "Contract"). The Contract provides whole-life insurance protection. The death benefit varies daily with investment experience but will never be less than a guaranteed minimum amount (the face amount specified in the Contract). The Contract also generally provides a cash surrender value which does not have a guaranteed minimum amount.

The assets held for the purpose of paying benefits under these and other similar contracts are segregated from the other assets of Pruco Life and are invested in one or both of the current subaccounts of the Pruco Life PRUVIDER Variable Appreciable Account (from now on, the "Account"). In this case, the assets will be invested in the corresponding portfolio of The Prudential Series Fund, Inc. (from now on, the "Series Fund"). The two portfolios of the Series Fund currently available to Contract owners are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. The contract owner may also choose to have the assets invested in a FIXED-RATE OPTION. This prospectus describes the Contract generally, the Pruco Life PRUVIDER Variable Appreciable Account and the securities issued by the Series Fund.

Although it is advantageous to the purchaser to pay a Scheduled Premium amount on the dates due, which are at least once a year but may be more often, purchasers have flexibility as to when and in what amounts they pay premiums.

Before you sign an application to purchase this life insurance contract, you should read this prospectus with care and have any questions you may have answered by your Pruco Life representative. If you do purchase the Contract, you should retain this prospectus for future reference, together with the Contract itself that you will receive.

Additional information about the contract and the Series Fund is set forth in a separate Statement of Additional Information which is incorporated by reference into this prospectus. It is available without charge upon request to the Pruco Life Insurance Company at the address shown below.


THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN THE INTEREST OF THE CUSTOMER. IN MOST CASES, WHEN A CUSTOMER REQUIRES ADDITIONAL COVERAGE, A NEW POLICY SUPPLEMENTING THE EXISTING POLICY SHOULD BE REQUESTED, THEREBY PROTECTING THE BENEFITS OF THE ORIGINAL POLICY. IF YOU ARE CONSIDERING REPLACING A POLICY, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING POLICY WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT WITH A QUALIFIED TAX ADVISOR.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                       Telephone: (800) 437-4016, Ext. 46

*PRUVIDER is a service mark of Prudential.
 APPRECIABLE LIFE is a registered mark of Prudential.

SVAL-1 Ed. 5-97

                                TABLE OF CONTENTS

                                                                                                      PAGE
                                                                                                      ----
INTRODUCTION AND SUMMARY................................................................................1
        BRIEF DESCRIPTION OF THE CONTRACT...............................................................1
        BALANCED PORTFOLIOS.............................................................................3
               CONSERVATIVE BALANCED PORTFOLIO..........................................................3
               FLEXIBLE MANAGED PORTFOLIO...............................................................3
        FIXED-RATE OPTION...............................................................................3
        TRANSFERS BETWEEN INVESTMENT OPTIONS............................................................3
        THE SCHEDULED PREMIUM...........................................................................3
        PAYMENT OF HIGHER PREMIUMS......................................................................3
        CONTRACT LOANS..................................................................................3
        PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACTS..........................................3

FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF THE SERIES FUND...............................................4

PORTFOLIO RATES OF RETURN...............................................................................6

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED PREMIUMS.........................7

GENERAL INFORMATION ABOUT PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT
    AND THE FIXED RATE OPTION...........................................................................8
        PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT................................................8
        THE FIXED-RATE OPTION...........................................................................8

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS....................................................9
        REQUIREMENTS FOR ISSUANCE OF A CONTRACT.........................................................9
        SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"....................................................9
        CONTRACT FEES AND CHARGES.......................................................................9
               Deductions from Premiums.................................................................9
               Deductions from Portfolios...............................................................9
               Monthly Deductions from Contract Fund...................................................10
               Daily Deduction from the Contract Fund..................................................11
               Surrender or Withdrawal Charges.........................................................11
               Transaction Charges.....................................................................12
        CONTRACT DATE..................................................................................12
        PREMIUMS.......................................................................................12
        ALLOCATION OF PREMIUMS.........................................................................13
        TRANSFERS......................................................................................13
        HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE.......................................14
        HOW A CONTRACT'S DEATH BENEFIT WILL VARY.......................................................14
        CONTRACT LOANS.................................................................................15
        SURRENDER OF A CONTRACT........................................................................15
        LAPSE AND REINSTATEMENT........................................................................15
               Fixed Extended Term Insurance...........................................................16
               Fixed Reduced Paid-Up Insurance.........................................................16
               Variable Reduced Paid-Up Insurance......................................................16
               What Happens If No Request Is Made?.....................................................16
        PAID-UP INSURANCE OPTION.......................................................................16
        WHEN PROCEEDS ARE PAID.........................................................................17
        LIVING NEEDS BENEFIT...........................................................................17
               Terminal Illness Option.................................................................17
               Nursing Home Option.....................................................................17
        VOTING RIGHTS..................................................................................18
        REPORTS TO CONTRACT OWNERS.....................................................................18
        TAX TREATMENT OF CONTRACT BENEFITS.............................................................19
               Treatment as Life Insurance.............................................................19
               Pre-Death Distributions.................................................................19
               Other Tax Consequences..................................................................19
        OTHER CONTRACT PROVISIONS......................................................................20

FURTHER INFORMATION ABOUT THE SERIES FUND..............................................................20


                                                                                                     PAGE
                                                                                                     ----

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS...................................................20
        BALANCED PORTFOLIOS............................................................................20
               Conservative Balanced Portfolio.........................................................20
               Flexible Managed Portfolio..............................................................21
        FOREIGN SECURITIES.............................................................................23
        RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE.....23
        OPTIONS, FUTURES CONTRACTS AND SWAPS...........................................................24
        SHORT SALES....................................................................................24
        REPURCHASE AGREEMENTS..........................................................................24
        REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.................................................25
        LOANS OF PORTFOLIO SECURITIES..................................................................25

INVESTMENT RESTRICTIONS APPLICABLE TO THE PORTFOLIOS...................................................25

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES........................................................25
        PORTFOLIO BROKERAGE AND RELATED PRACTICES......................................................26

STATE REGULATION.......................................................................................26

EXPERTS ...............................................................................................26

LITIGATION.............................................................................................27

EXPANDED TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................................27

ADDITIONAL INFORMATION.................................................................................28

FINANCIAL STATEMENTS...................................................................................28

FINANCIAL STATEMENTS OF THE PRUCO LIFE PRUvider VARIABLE APPRECIABLE ACCOUNT...........................A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES.....................B1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE SERIES FUND.

                            INTRODUCTION AND SUMMARY

This section provides only an overview of the more significant provisions of the Contract. It omits details which are provided in the rest of this prospectus, as well as in a Statement of Additional Information which is available to you upon request without charge. A description of the contents of that Statement of Additional Information is on page 27.

As you read this prospectus you should keep in mind that you are considering the purchase of a life insurance contract. Because it is VARIABLE LIFE INSURANCE - and variable life insurance has significant investment aspects and requires you to make investment decisions - it is also a "security." That is why you have been given this prospectus. Securities which are offered to the public must be registered with the Securities and Exchange Commission, and the prospectus that is a part of the registration statement must be given to all prospective buyers. But because a substantial part of your premium pays for life insurance that will pay to your beneficiary, in the event of your death, an amount far exceeding your total premium payments, you should not buy this contract unless a major reason for the purchase is to provide life insurance protection. Because the contract provides whole-life or permanent insurance, it also serves a second important objective. It can be expected to provide an increasing cash surrender value that can be used during your lifetime.

BRIEF DESCRIPTION OF THE CONTRACT

The PRUVIDER Variable APPRECIABLE LIFE Contract (referred to from now on as the "Contract") is issued and sold by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. These Contracts are not offered in any state in which the necessary approvals have not yet been obtained.


Pruco Life is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. As of December 31, 1996, Prudential has invested over $442 million in Pruco Life in connection with Pruco Life's organization and operation. Prudential intends from time to time to make additional capital contributions to Pruco Life as needed to enable it to meet its reserve requirements and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life's consolidated financial statements begin on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.


The Contract is a form of flexible premium variable life insurance. It is built around a Contract Fund, the amount of which changes every business day. That amount represents the value of your Contract on that day although you will have to pay a surrender charge if you decide to surrender the Contract during the first ten Contract years.

A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. Pruco Life has established a separate account, like a separate division within the Company, called the Pruco Life PRUVIDER Variable Appreciable Account. Whenever you pay a premium, Pruco Life first deducts certain charges (described below) and, unless you decide otherwise puts the remainder - often called the "net premium" - into the Account, where it is combined with the net premiums from all other contracts like this one. The money in the Account, including your Contract Fund, is then invested in the following way. The Account is divided into 2 subaccounts and you must decide which one[s] will hold the assets of your Contract Fund. The money allocated to each subaccount is immediately invested in a corresponding portfolio of The Prudential Series Fund, Inc. Those two portfolios -- called the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO -- differ in the amount of risk associated with them and are described in more detail below.

Because the assets that relate to the Contract may be invested in these variable investment options, the Contract offers an opportunity for your cash surrender value to appreciate more rapidly than it would under comparable fixed-benefit whole-life insurance. You, however, must accept the risk that if investment performance is unfavorable the cash surrender value may not appreciate as rapidly and, indeed, may decrease in value. If you prefer to avoid this risk you may elect to allocate part or all of the net premiums in a fixed-rate option under which a stated interest rate is credited to the amount of your Contract Fund allocated to that option. See THE FIXED-RATE OPTION, page 8.

Pruco Life deducts certain charges from each premium payment and from the amounts held in the designated investment options. In addition, Pruco Life makes certain additional charges if a Contract lapses or is surrendered during the first 10 Contract years. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CONTRACT FEES AND CHARGES on page 9. In brief, and subject to that fuller description, the following diagram outlines the charges which may be made:

                                 PREMIUM PAYMENT

                           o  less charge for taxes
                              attributable to premiums

                           o  less $2 processing fee



                             INVESTED PREMIUM AMOUNT

o To be invested in one or a combination of:

    o   The Conservative Balanced Portfolio

    o   The Flexible Managed Portfolio

    o   The Fixed-Rate Option


                                  DAILY CHARGES

    o A daily charge equivalent to an annual rate of up to 0.9% is deducted from the assets of the subaccounts for mortality and expense risks.

    o Management fees and expenses are deducted from the assets of the Series Fund. See DEDUCTIONS FROM PORTFOLIOS, page 9.


                                 MONTHLY CHARGES

    o A sales charge is deducted from the Contract Fund in the amount of 1/2 of 1% of the primary annual premium.

    o The Contract Fund is reduced by a guaranteed minimum death benefit risk charge of not more than $0.01 per $1,000 of the face amount of insurance.

    o The Contract Fund is reduced by an administrative charge of up to $6 per Contract and up to $0.19 per $1,000 of face amount of insurance (currently, on a non-guaranteed basis, the $0.19 charge is decreased to $0.09 per $1,000); if the face amount of the Contract is less than $10,000, there is an additional charge of $0.30 per $1,000 of face amount.

    o A charge for anticipated mortality is deducted, with the maximum charge based on the non-smoker/smoker 1980 CSO Tables.

    o If the Contract includes riders, a deduction from the Contract Fund will be made for charges applicable to those riders; a deduction will also be made if the rating class of the insured results in an extra charge.



                           POSSIBLE ADDITIONAL CHARGES

    o If the Contract lapses or is surrendered during the first 10 years, a contingent deferred sales charge is assessed; the maximum contingent deferred sales charge during the first 5 years is 50% of the first year's primary annual premium but this charge is both subject to other important limitations and reduced for Contracts that have been in force for more than 5 years.

    o If the Contract lapses or is surrendered during the first 10 years, a contingent deferred administrative charge is assessed; during the first 5 years, this charge equals $5 per $1,000 of face amount and it begins to decline uniformly after the fifth Contract year so that it disappears on the tenth Contract anniversary.

    o An administrative processing charge of $15 will be made in connection with each withdrawal of excess cash surrender value.

Because of the charges listed above, and in particular because of the significant charges deducted upon early surrender or lapse, you should purchase a Contract only if you intend and have the financial capability to keep it in force for a substantial period.

When you first buy the Contract you give instructions to Pruco Life as to what combination of the three investment options you wish your Contract Fund invested. Thereafter you may make changes in these allocations either in writing or by telephone. The investment objectives of the portfolios, described more fully starting on page 20 of this prospectus, and of the fixed-rate option are as follows:

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor who desires diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total investment return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

FIXED-RATE OPTION

Guarantee against loss of principal plus income at a rate which may change at yearly intervals, but will never be lower than an effective annual rate of 4%.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may at any time change the instructions for the allocation of your premiums to the various investment options. You may also transfer amounts held in one option to another. There are restrictions upon transfers out of the fixed-rate option which under certain circumstances Pruco Life may waive.

THE SCHEDULED PREMIUM

Your Contract sets forth an annual Scheduled Premium, or one that is payable more frequently, such as monthly. Pruco Life guarantees that, if the Scheduled Premiums are paid when due (or if missed premiums are paid later, with interest), the death benefit will be paid upon the death of the insured. The Contract will not lapse even if investment experience is unexpectedly so unfavorable that the Contract Fund value drops to below zero.

The amount of the scheduled premium depends on the Contract's face amount, the insured's sex (except where unisex rates apply) and age at issue, the insured's risk classification, the rate for taxes attributable to premiums, and the frequency of premium payments selected. Under certain low face amount Contracts issued on younger insureds, the payment of the Scheduled Premium may cause the Contract to be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 19. The scheduled premium will not be increased (except to reflect changes in the rate for taxes attributable to premiums). See PREMIUMS, page 12.

PAYMENT OF HIGHER PREMIUMS

The payment of premiums in excess of Scheduled Premiums may cause the Contract to be classified as a Modified Endowment Contract. See PREMIUMS, page 12 and TAX TREATMENT OF CONTRACT BENEFITS, page 19.

CONTRACT LOANS

The Contract permits the owner to borrow up to 90% of the amount of the cash surrender value (100% of the portion allocated to the fixed-rate option) on favorable terms. See CONTRACT LOANS, page 15. When a loan is made, the amount held under the investment options described above is reduced, proportionately, by the amount of the loan.

PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACTS

Pruco Life's PRUVIDER Variable APPRECIABLE LIFE Insurance Contract is a form of life insurance that provides much of the flexibility of variable universal life. However, it differs in two important ways. First, Pruco Life guarantees that if the Scheduled Premiums are paid when due or within the grace period (or missed premiums are paid later with interest), the Contract will not lapse and the face amount of insurance will be paid upon the death of the insured even if, because of unfavorable investment experience, the Contract Fund value should drop to below zero. Second, if all premiums are not paid when due (or made up), the Contract will not lapse as long as the Contract Fund is higher than a stated amount set forth in a table in the Contract - an amount that increases each year and in later years becomes quite high; it is called the "Tabular Contract Fund." The Contract lapses when the Contract Fund falls to below this stated amount, rather than when it drops to zero. Thus, when a PRUVIDER Variable APPRECIABLE LIFE Contract lapses, it may still have considerable value and you will, therefore, have a substantial incentive to reinstate it, as well as an opportunity to make a considered decision whether to do so or to take, in one form or another, the cash surrender value. In effect, Pruco Life provides an early and timely warning against the imprudent use of the flexibility provided by the Contract.

In the following pages of this prospectus we describe in much greater detail all of the provisions of the Contract. That description is preceded by two sets of tables. The first set provides, in condensed form, financial information about the portfolios of the Series Fund, beginning on the date each of them was first established. The second set shows what the cash surrender values and death benefits would be under a Contract issued on a hypothetical person, making certain assumptions. These tables show generally how the values under the Contract would vary, with different investment performances.

                    FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF
                                 THE SERIES FUND

The tables that follow provide information about the annual investment income, capital appreciation and expenses of the 2 available portfolios of the Series Fund for each year, beginning with the year after the Series Fund was established. They are prepared on a per share basis and therefore provide useful information about the investment performance of each portfolio.

NOTE, HOWEVER, THAT THESE TABLES DO NOT TELL YOU HOW YOUR CONTRACT FUND WOULD HAVE CHANGED DURING THIS PERIOD BECAUSE THEY DO NOT REFLECT THE DEDUCTIONS FROM THE CONTRACT FUND OTHER THAN THE PORTFOLIO DEDUCTIONS.

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS


           (For a share outstanding throughout the periods indicated)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                    CONSERVATIVE BALANCED
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  15.31   $  14.10  $  14.91  $  14.24  $  14.32   $  13.06  $  13.36  $  12.30   $   11.89  $   12.57
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.66       0.63      0.53      0.49      0.56       0.69      0.82      0.89        0.77       0.66
Net realized and
  unrealized gains
  (losses) on
  investments............      1.24       1.78     (0.68)     1.23      0.41       1.74     (0.14)     1.15        0.43      (0.40)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      1.90       2.41     (0.15)     1.72      0.97       2.43      0.68      2.04        1.20       0.26
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.66)     (0.64)    (0.51)    (0.47)    (0.54)     (0.67)    (0.81)    (0.89)      (0.79)     (0.71)
Distributions from net
  realized gains.........     (1.03)     (0.56)    (0.15)    (0.58)    (0.51)     (0.50)    (0.17)    (0.09)         --      (0.23)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (1.69)     (1.20)    (0.66)    (1.05)    (1.05)     (1.17)    (0.98)    (0.98)      (0.79)     (0.94)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  15.52   $  15.31  $  14.10  $  14.91  $  14.24   $  14.32  $  13.06  $  13.36   $   12.30  $   11.89
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............     12.63%     17.27%    (0.97%)    12.20%     6.95%    19.07%     5.27%    16.99%      10.19%      1.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,478.8   $3,940.8  $3,501.1  $3,103.2  $2,114.0   $1,500.0  $1,100.2    $976.0      $815.6     $803.9
Ratios to average net
  assets:
  Expenses...............      0.59%      0.58%     0.61%     0.60%     0.62%      0.63%     0.65%     0.64%       0.65%      0.66%
  Net investment
  income.................      4.13%      4.19%     3.61%     3.22%     3.88%      4.89%     6.21%     6.81%       6.22%      5.05%
Portfolio turnover
  rate...................       295%       201%      125%       79%       62%       115%       44%      154%        111%       141%
Average commission rate
  paid per share.........   $0.0554        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A        N/A

                                                                      FLEXIBLE MANAGED
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  17.86   $  15.50  $  16.96  $  16.01  $  16.29   $  14.00  $  14.45  $  13.12   $   12.33  $   13.56
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.57       0.56      0.47      0.57      0.58       0.65      0.72      0.82        0.72       0.57
Net realized and
  unrealized gains
  (losses) on
  investments............      1.79       3.15     (1.02)     1.88      0.61       2.81     (0.47)     1.99        0.84      (0.75)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      2.36       3.71     (0.55)     2.45      1.19       3.46      0.25      2.81        1.56      (0.18)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.58)     (0.56)    (0.45)    (0.57)    (0.56)     (0.66)    (0.70)    (0.81)      (0.77)     (0.67)
Distributions from net
  realized gains.........     (1.85)     (0.79)    (0.46)    (0.93)    (0.91)     (0.51)       --     (0.67)         --      (0.38)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (2.43)     (1.35)    (0.91)    (1.50)    (1.47)     (1.17)    (0.70)    (1.48)      (0.77)     (1.05)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  17.79   $  17.86  $  15.50  $  16.96  $  16.01   $  16.29  $  14.00  $  14.45   $   13.12  $   12.33
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............     13.64%     24.13%    (3.16%)    15.58%     7.61%    25.43%     1.91%    21.77%      12.83%     (1.83%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,896.9   $4,261.2  $3,481.5  $3,292.2  $2,435.6   $1,990.7  $1,507.8  $1,386.5    $1,103.9   $1,062.4
Ratios to average net
  assets:
  Expenses...............      0.64%      0.63%     0.66%     0.66%     0.67%      0.67%     0.69%     0.69%       0.70%      0.71%
  Net investment
  income.................      3.07%      3.30%     2.90%     3.30%     3.63%      4.23%     5.13%     5.66%       5.52%      4.09%
Portfolio turnover
  rate...................       233%       173%      124%       63%       59%        93%       52%      141%        128%       124%
Average commission rate
  paid per share.........   $0.0563        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A        N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.
This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.
Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                           PORTFOLIO RATES OF RETURN


The following table, based upon the immediately preceding financial highlights for the Series Fund, shows first the average annual compounded net rates of return for each Portfolio for the year ended December 31, 1996, for the 5 year and 10 year periods ending on that date, and from the inception date of each Portfolio to December 31, 1996. These rates of return should not be regarded as an estimate or prediction of future performance. They may be useful in assessing the competence and performance of the Series Fund's investment advisor and in helping you to decide which portfolios to choose. THIS INFORMATION RELATES ONLY TO THE SERIES FUND AND DOES NOT REFLECT THE VARIOUS OTHER CHARGES MADE UNDER THE CONTRACTS.

                                                          5 YEARS     10 YEARS      INCEPTION
                              INCEPTION    YEAR ENDED      ENDED        ENDED        DATE TO
        PORTFOLIO               DATE        12/31/96     12/31/96     12/31/96      12/31/96
--------------------------  -------------  -----------  -----------  -----------  -------------
CONSERVATIVE BALANCED              5/83         12.63%        9.43%        9.92%        10.60%
FLEXIBLE MANAGED                   5/83         13.64%       11.18%       11.35%        11.77%

             ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS
                            AND ACCUMULATED PREMIUMS

The following tables have been prepared to help show how values under the Contract change with investment performance of the Account. The tables assume that no portion of the Contract Fund is allocated to the fixed-rate option. The tables illustrate how cash surrender values (reflecting the deduction of deferred sales load and administrative charges, if any) and death benefits of Contracts issued on an insured of a given age would vary over time if the gross investment return on the assets held in the selected Series Fund portfolios were a uniform, after tax, annual rate of 0%, 4%, 8%, and 12% and minimum scheduled premiums were paid. The death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 4%, 8%, and 12% but fluctuated over and under those averages throughout the years.

The death benefits and cash surrender values shown in the first two tables on pages T1 and T2 reflect Pruco Life's current charges. The values shown in these tables are calculated upon the assumption that Pruco Life will continue to use the administrative charges and mortality rates that it is currently using, even though it is permitted under the Contract to use higher administrative charges and the higher mortality charges specified in the 1980 CSO Table. While Pruco Life does not currently intend to withdraw or modify these reductions in charges, it reserves the right to do so.

The death benefits and cash surrender values shown in the next two tables on pages T3 and T4 are calculated upon the assumption that the maximum administrative charges allowable under the Contract and the maximum mortality charges specified by the 1980 CSO Table are made throughout the life of the Contract; they do not reflect Pruco Life's current practice of reducing the administrative and mortality charges.

The amounts shown for the death benefit and cash surrender value as of each Contract year reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax return of the Series Fund's portfolios. This is because these tables assume an investment management fee and other estimated Series Fund expenses totaling 0.62% and also reflect the daily charge to the Account for assuming mortality and expense risks, which is equivalent to an effective annual rate of 0.9%. The 0.62% figure is based on an average of the current management fees of the two available portfolios and an analysis of historical operating expenses other than management fees, taking into account any applicable expense offsets. Actual fees and expenses of the portfolios associated with a Contract may be more or less than 0.62%, will vary from year to year, and will depend on how the Contract Fund is allocated. Based on the above assumptions, gross annual rates of return of 0%, 4%, 8%, and 12% correspond in the tables to approximate net annual rates of return of -1.52%, 2.48%, 6.48%, and 10.48%, respectively. The tables reflect the fact that no charges for federal or state income taxes are currently made against the Account (other than "taxes attributable to premiums"). If such a charge is made in the future, it will take higher gross rates of return to produce the same net after-tax returns. The tables assume that the insured is in the preferred rating class, and the charge for federal, state and local taxes attributable to premiums is 3.25%.

Upon request, Pruco Life will furnish a comparable hypothetical illustration based on the proposed insured's age and sex (except where unisex rates apply) and on the face amount or premium amount requested. The illustrations can be prepared upon the assumptions that the insured is in the preferred or standard rating class or in a different risk classification, and can assume that annual, semi-annual, quarterly or monthly premiums are paid.

                                  ILLUSTRATIONS
                                  -------------

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                       MALE SELECT PREFERRED ISSUE AGE 35
                         $5,000 GUARANTEED DEATH BENEFIT
                           $173.70 ANNUAL PREMIUM (1)
                        USING CURRENT CONTRACTUAL CHARGES

                                               Death Benefit (2)                                   Cash Surrender Value (2)
                             -------------------------------------------------  ----------------------------------------------------
                                    Assuming Hypothetical Gross (and Net)               Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                        Annual Investment Return of
  End of    Accumulated    ---------------------------------------------------  ----------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross    0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net) (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net)
  ------   --------------  ------------  -----------  -----------  -----------  ------------  -----------  -----------  ------------
     1        $   181         $5,003       $5,007      $ 5,011       $ 5,016        $  0         $    0     $     2       $     6
     2        $   369         $5,002       $5,013      $ 5,024       $ 5,036        $ 48         $   59     $    70       $    82
     3        $   564         $5,000       $5,019      $ 5,040       $ 5,063        $101         $  121     $   142       $   165
     4        $   767         $5,000       $5,024      $ 5,058       $ 5,096        $153         $  185     $   219       $   256
     5        $   978         $5,000       $5,028      $ 5,079       $ 5,136        $204         $  249     $   300       $   357
     6        $ 1,198         $5,000       $5,033      $ 5,104       $ 5,186        $268         $  329     $   400       $   482
     7        $ 1,427         $5,000       $5,038      $ 5,133       $ 5,247        $330         $  410     $   506       $   619
     8        $ 1,665         $5,000       $5,042      $ 5,166       $ 5,318        $392         $  493     $   617       $   769
     9        $ 1,912         $5,000       $5,046      $ 5,204       $ 5,403        $452         $  577     $   735       $   934
    10        $ 2,169         $5,000       $5,049      $ 5,246       $ 5,501        $510         $  662     $   859       $ 1,114
    15        $ 3,617         $5,000       $5,055      $ 5,539       $ 6,264        $718         $1,044     $ 1,528       $ 2,253
    20        $ 5,379         $5,000       $5,042      $ 6,017       $ 9,081        $879         $1,452     $ 2,427       $ 4,105
    25        $ 7,523         $5,000       $5,007      $ 6,949       $13,482        $965         $1,873     $ 3,625       $ 7,034
30 (Age 65)   $10,132         $5,000       $5,000      $ 8,696       $19,488        $934         $2,290     $ 5,171       $11,589
    35        $13,305         $5,000       $5,000      $10,646       $27,770        $691         $2,674     $ 7,108       $18,540
    40        $17,166         $5,000       $5,000      $12,868       $39,313        $ 41         $2,983     $ 9,482       $28,970
    45        $21,864         $5,000       $5,000      $15,463       $55,611        $  0         $3,125     $12,331       $44,348

-----------

(1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2) Assumes no Contract loan has been made.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T1

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                       MALE SELECT PREFERRED ISSUE AGE 35
                        $20,000 GUARANTEED DEATH BENEFIT
                           $390.90 ANNUAL PREMIUM (1)
                        USING CURRENT CONTRACTUAL CHARGES

                                             Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                         Annual Investment Return of
  End of    Accumulated    ---------------------------------------------------- ----------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net) (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net)
  ------   --------------  ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------

     1         $   407        $20,012      $20,024      $20,036      $ 20,048       $   38      $    50      $    62      $     74
     2         $   829        $20,013      $20,046      $20,080      $ 20,115       $  243      $   276      $   310      $    345
     3         $ 1,269        $20,001      $20,065      $20,132      $ 20,204       $  441      $   505      $   572      $    644
     4         $ 1,726        $20,000      $20,081      $20,194      $ 20,316       $  635      $   739      $   851      $    973
     5         $ 2,202        $20,000      $20,094      $20,265      $ 20,455       $  832      $   985      $ 1,155      $  1,346
     6         $ 2,697        $20,000      $20,111      $20,355      $ 20,634       $1,082      $ 1,294      $ 1,538      $  1,818
     7         $ 3,211        $20,000      $20,125      $20,458      $ 20,850       $1,333      $ 1,615      $ 1,947      $  2,339
     8         $ 3,746        $20,000      $20,138      $20,576      $ 21,106       $1,580      $ 1,941      $ 2,379      $  2,909
     9         $ 4,302        $20,000      $20,148      $20,710      $ 21,410       $1,821      $ 2,272      $ 2,834      $  3,534
    10         $ 4,881        $20,000      $20,156      $20,861      $ 21,765       $2,056      $ 2,608      $ 3,313      $  4,217
    15         $ 8,140        $20,000      $20,153      $21,933      $ 24,565       $2,893      $ 4,108      $ 5,887      $  8,520
    20         $12,106        $20,000      $20,071      $23,703      $ 34,368       $3,536      $ 5,709      $ 9,341      $ 15,537
    25         $16,931        $20,000      $20,000      $26,728      $ 51,066       $3,882      $ 7,357      $13,944      $ 26,641
30 (Age 65)    $22,801        $20,000      $20,000      $33,481      $ 73,847       $3,750      $ 8,976      $19,911      $ 43,915
    35         $29,942        $20,000      $20,000      $41,021      $105,266       $2,769      $10,425      $27,387      $ 70,280
    40         $38,631        $20,000      $20,000      $49,613      $149,051       $  140      $11,484      $36,561      $109,838
    45         $49,203        $20,000      $20,000      $59,648      $210,877       $    0      $11,674      $47,568      $168,168

----------

(1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2) Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T2

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                       MALE SELECT PREFERRED ISSUE AGE 35
                         $5,000 GUARANTEED DEATH BENEFIT
                           $173.70 ANNUAL PREMIUM (1)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                           Death Benefit (2)                                   Cash Surrender Value (2)
                             --------------------------------------------------  ---------------------------------------------------
                                   Assuming Hypothetical Gross (and Net)               Assuming Hypothetical Gross (and Net)
                Premiums                Annual Investment Return of                        Annual Investment Return of
    End of    Accumulated    --------------------------------------------------  ---------------------------------------------------
    Policy   at 4% Interest   0% Gross     4% Gross     8% Gross     12% Gross    0% Gross     4% Gross     8% Gross     12% Gross
     Year     Per Year      (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net) (-1.52% Net) (2.48% Net)  (6.48% Net)  (10.48% Net)
    ------   -------------- ------------  -----------  -----------  -----------  ------------  -----------  -----------  -----------

       1         $   181       $5,000       $5,000      $ 5,004       $ 5,009        $  0       $    0       $    0       $     0
       2         $   369       $5,000       $5,000      $ 5,010       $ 5,022        $ 35       $   45       $   56       $    67
       3         $   564       $5,000       $5,000      $ 5,018       $ 5,039        $ 82       $  100       $  120       $   142
       4         $   767       $5,000       $5,000      $ 5,028       $ 5,063        $128       $  157       $  189       $   224
       5         $   978       $5,000       $5,000      $ 5,039       $ 5,092        $172       $  214       $  261       $   314
       6         $ 1,198       $5,000       $5,000      $ 5,053       $ 5,129        $228       $  284       $  349       $   425
       7         $ 1,427       $5,000       $5,000      $ 5,070       $ 5,173        $283       $  355       $  442       $   546
       8         $ 1,665       $5,000       $5,000      $ 5,089       $ 5,227        $336       $  427       $  540       $   677
       9         $ 1,912       $5,000       $5,000      $ 5,111       $ 5,290        $388       $  500       $  642       $   821
      10         $ 2,169       $5,000       $5,000      $ 5,136       $ 5,364        $438       $  573       $  749       $   977
      15         $ 3,617       $5,000       $5,000      $ 5,316       $ 5,948        $601       $  885       $1,305       $ 1,936
      20         $ 5,379       $5,000       $5,000      $ 5,619       $ 7,671        $711       $1,200       $2,029       $ 3,468
      25         $ 7,523       $5,000       $5,000      $ 6,094       $11,185        $738       $1,495       $2,960       $ 5,835
  30 (Age 65)    $10,132       $5,000       $5,000      $ 6,978       $15,837        $630       $1,732       $4,150       $ 9,418
      35         $13,305       $5,000       $5,000      $ 8,391       $22,060        $278       $1,834       $5,602       $14,728
      40         $17,166       $5,000       $5,000      $ 9,931       $30,451        $  0       $1,641       $7,318       $22,439
      45         $21,864       $5,000       $5,000      $11,640       $41,854        $  0       $  713       $9,283       $33,377

----------

(1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2) Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T3

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                       MALE SELECT PREFERRED ISSUE AGE 35
                        $20,000 GUARANTEED DEATH BENEFIT
                           $390.90 ANNUAL PREMIUM (1)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                           Death Benefit (2)                                     Cash Surrender Value (2)
                           ----------------------------------------------------  ---------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                 Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                          Annual Investment Return of
  End of    Accumulated    ----------------------------------------------------  ---------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross      0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net)  (-1.52% Net)  (2.48% Net)  (6.48% Net) (10.48% Net)
  ------   --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  -----------

     1         $   407        $20,000      $20,000      $20,009      $ 20,020        $   12       $   24      $    35      $     46
     2         $   829        $20,000      $20,000      $20,024      $ 20,056        $  190       $  221      $   253      $    286
     3         $ 1,269        $20,000      $20,000      $20,045      $ 20,110        $  364       $  422      $   485      $    551
     4         $ 1,726        $20,000      $20,000      $20,073      $ 20,185        $  532       $  627      $   730      $    842
     5         $ 2,202        $20,000      $20,000      $20,108      $ 20,282        $  704       $  843      $   999      $  1,173
     6         $ 2,697        $20,000      $20,000      $20,152      $ 20,406        $  923       $1,115      $ 1,336      $  1,589
     7         $ 3,211        $20,000      $20,000      $20,205      $ 20,558        $1,143       $1,396      $ 1,695      $  2,047
     8         $ 3,746        $20,000      $20,000      $20,268      $ 20,742        $1,358       $1,680      $ 2,071      $  2,545
     9         $ 4,302        $20,000      $20,000      $20,341      $ 20,963        $1,566       $1,967      $ 2,465      $  3,087
    10         $ 4,881        $20,000      $20,000      $20,426      $ 21,225        $1,768       $2,255      $ 2,878      $  3,677
    15         $ 8,140        $20,000      $20,000      $21,056      $ 23,325        $2,427       $3,477      $ 5,010      $  7,280
    20         $12,106        $20,000      $20,000      $22,139      $ 28,833        $2,870       $4,707      $ 7,777      $ 13,035
    25         $16,931        $20,000      $20,000      $23,868      $ 42,092        $2,979       $5,844      $11,330      $ 21,959
30 (Age 65)    $22,801        $20,000      $20,000      $26,688      $ 59,647        $2,546       $6,726      $15,871      $ 35,471
    35         $29,942        $20,000      $20,000      $32,133      $ 83,129        $1,129       $7,031      $21,453      $ 55,500
    40         $38,631        $20,000      $20,000      $38,071      $114,786        $    0       $6,070      $28,055      $ 84,587
    45         $49,203        $20,000      $20,000      $44,659      $157,809        $    0       $1,945      $35,614      $125,848

-------------

1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

2) Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T4

                            GENERAL INFORMATION ABOUT
                PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT
                            AND THE FIXED RATE OPTION

PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT

Pruco Life PRUVIDER Variable Appreciable Account was established on July 10, 1992 under Arizona law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life. Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Before making any such transfer, Pruco Life will consider any possible adverse impact the transfer might have on the Account.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life. There are currently two subaccounts within the Account, one of which invests in the Conservative Balanced Portfolio and the other of which invests in the Flexible Managed Portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A1.

THE FIXED-RATE OPTION

Because of exemptive and exclusionary provisions, interests in the fixed-rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed-rate option are not subject to the provisions of these Acts, and Pruco Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed-rate option. Any inaccurate or misleading disclosure regarding the fixed-rate option may, however, subject Pruco Life and its directors to civil liability if that results in any damage.

As explained earlier, you may elect to allocate, either initially or by transfer, all or part of the amount credited under the Contract to the fixed-rate option, and the amount so allocated or transferred becomes part of The Pruco Life's general assets. Sometimes this is referred to as Pruco Life's general account, which consists of all assets owned by Pruco Life other than those in the Account and in other separate accounts that have been or may be established by Pruco Life. Subject to applicable law, Pruco Life has sole discretion over the investment of the assets of the general account, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life declares periodically. This rate may not be less than an effective annual rate of 4%. Currently, declared interest rates remain in effect from the date money is allocated to the fixed-rate option until the Monthly date in the same month in the following year. See CONTRACT DATE, page 12. Thereafter, a new crediting rate will be declared each year and will remain in effect for the calendar year. Pruco Life reserves the right to change this practice. Pruco Life is not obligated to credit interest at a higher rate than 4%, although in its sole discretion it may do so. Different crediting rates may be declared for different portions of the Contract Fund allocated to the fixed-rate option. At least annually and on request, a Contract owner will be advised of the interest rates that currently apply to his or her Contract.

Transfers from the fixed-rate option are subject to strict limits. (See TRANSFERS, page 13). The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to 6 months (see WHEN PROCEEDS ARE PAID, page 17).

                      DETAILED INFORMATION FOR PROSPECTIVE
                                 CONTRACT OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Generally, the minimum initial guaranteed death benefit that can be applied for is $5,000 and the maximum that can be applied for is $25,000. For proposed insureds 21 years of age or younger, the minimum initial guaranteed death benefit that can be applied for is $10,000. The Contract may generally be issued on insureds below the age of 76. Before issuing any Contract, Pruco Life requires evidence of insurability which may include a medical examination. Non-smokers who meet preferred underwriting requirements are offered the most favorable premium rate. A higher premium is charged if an extra mortality risk is involved. These are the current underwriting requirements. The Company reserves the right to change these requirements on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, you may return the Contract for a refund within 10 days after you receive it, within 45 days after Part I of the application for insurance is signed, or within 10 days after Pruco Life mails or delivers a Notice of Withdrawal Right, whichever is latest. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, if you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience.

CONTRACT FEES AND CHARGES

This section provides a detailed description of each charge that is described briefly in the chart on page 2, and an explanation of the purpose of the charge.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, will be the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life is now charging. However, if circumstances change, Pruco Life reserves the right to increase each current charge, up to but to no more than the maximum charge, without giving any advance notice.

A Contract owner may add several "riders" to the Contract which provide additional benefits, which are charged for separately. The statement and description of charges that follows assumes there are no riders to the Contract.

Deductions from Premiums


(a) A charge for taxes attributable to premiums is deducted from each premium. That charge is currently made up of two parts. The first part is in an amount equal to the state or local premium tax. It varies from jurisdiction to jurisdiction and generally ranges from 0.75% to 5% (but in some instances it may exceed 5%) of the premium received by Pruco Life. The second part is for federal income taxes measured by premiums and it is equal to 1.25% of the premium. Pruco Life believes that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1996, 1995 and 1994, Pruco Life received a total of approximately $2,187,535, $2,003,387 and $2,412,598, respectively, in taxes attributable to premiums.

(b) A charge of $2 is deducted from each premium payment to cover the cost of collecting and processing premiums. Thus, if you pay premiums annually, this charge will be $2 per year. If you pay premiums monthly, the charge will be $24 per year. If you pay premiums more frequently, for example under a payroll deduction plan with your employer, the charge may be more than $24 per year. During 1996, 1995 and 1994, Pruco Life received a total of approximately $1,155,021, $965,634 and $753,128, respectively, in processing charges.


Deductions from Portfolios

(a) An investment advisory fee is deducted daily from each portfolio at an annual rate of 0.55% for the Conservative Balanced Portfolio and 0.6% for the Flexible Managed Portfolio.

(b) The expenses incurred in conducting the investment operations of the portfolios (such as investment advisory fees, custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio. The total expenses of each portfolio for the year 1996 expressed as a percentage of the average assets during the year are shown as follows:

--------------------------------------------------------------------------------
                                      ADVISORY           OTHER            TOTAL
             PORTFOLIO                  FEE            EXPENSES         EXPENSES
--------------------------------------------------------------------------------
Conservative Balanced                   0.55%           0.04%            0.59%
Flexible Managed                        0.60%           0.04%            0.64%

--------------------------------------------------------------------------------

For the years 1996, 1995 and 1994, Prudential received a total of $94,962,866, $77,610,207 and $66,413,206, respectively, in investment management fees for all of the Series Fund's portfolios.


Monthly Deductions from Contract Fund

The following monthly charges are deducted proportionately from the dollar amounts held in each of the chosen investment option[s].

(a) A sales charge, often called a sales load, is deducted to pay part of the costs Pruco Life incurs in selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. The charge is equal to 0.5% of the "primary annual premium" which is equal to the Scheduled Premium that would be payable if premiums were being paid annually, less the two deductions from premiums (taxes attributable to premiums and the $2 processing charge), and less the $6 part of the monthly deduction described in (c) below, the $0.30 per $1,000 of face amount for Contracts with a face amount of less than $10,000, and any extra premiums for riders or substandard risks. The deduction is made whether the Contract owner is paying premiums annually or more frequently. It is lower on Contracts issued on insureds over 60 years of age. To summarize, this charge is somewhat less than (significantly less for Contracts with small face amounts) 6% of the annual Scheduled Premium.


There is a second sales load, which will be charged only if a Contract lapses or is surrendered before the end of the 10th Contract year. It is often described as a contingent deferred sales load ("CDSL") and is described later under SURRENDER OR WITHDRAWAL CHARGES. During 1996, 1995 and 1994, Pruco Life received a total of approximately $3,685,080, $3,035,533 and $1,785,222, respectively, in sales load charges.

(b) A charge of not more than $0.01 per $1000 of face amount of insurance is made to compensate Pruco Life for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, the death benefit will never be less than the guaranteed minimum death benefit so long as Scheduled Premiums are paid on or before the due date or during the grace period. This charge will not be made if the Contract has been continued in force pursuant to an option on lapse. During 1996, 1995 and 1994, Pruco Life received a total of approximately $147,942, $120,813 and $92,140, respectively, for this risk charge.

(c) An administrative charge of $6 plus up to $0.19 per $1,000 per month of face amount of insurance is deducted each month. Currently, on a non-guaranteed basis, this charge is reduced from $0.19 to $0.09 per $1,000. The charge is intended to pay for processing claims, keeping records, and communicating with Contract owners. If premiums are paid by automatic transfer under the Pru-Matic Plan, as described on page 12, the current charge is further reduced to $0.07 per $1,000 of face amount. There is an additional charge of $0.30 per $1,000 of face amount if the face amount of the Contract is less than $10,000. This monthly administrative charge will not be made if the Contract has been continued in force pursuant to an option on lapse. During 1996, 1995 and 1994, Pruco Life received a total of approximately $8,169,343, $6,876,677 and $5,161,744, respectively, in monthly administrative charges.


(d) A mortality charge is deducted that is intended to be used to pay death benefits. When an insured dies, the amount payable to the beneficiary is larger than the Contract Fund and significantly larger if the insured dies in the early years of a Contract. The mortality charges collected from all Contract owners enables Pruco Life to pay the death benefit for the few insureds who die. The maximum mortality charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit, computed as if there were neither riders nor Contract debt, exceeds the Contract Fund) by a rate based upon the insured's current attained age and sex (except where unisex rates apply) and the anticipated mortality for that class of persons. The anticipated mortality is based upon mortality tables published by The National Association of Insurance Commissioners called the Non-Smoker/Smoker 1980 CSO Tables. Pruco Life may determine that a lesser amount than that called for by these mortality tables will be adequate for insureds of particular ages and may thus make a lower mortality charge for such persons. Any lower current mortality charges are not applicable to Contracts in force pursuant to an option on lapse. See LAPSE AND REINSTATEMENT, page 15.

(e) If the Contract includes riders, Pruco Life deducts any charges applicable to those riders from the Contract Fund on each Monthly date. In addition, Pruco Life will deduct on each Monthly date any extra charge incurred because of the rating class of the insured.

(f) A charge may be deducted to cover federal, state or local taxes (other than "taxes attributable to premiums" described above) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made. Pruco Life will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any company federal income taxes that would be attributable to the Account.

Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.

Daily Deduction from the Contract Fund


Each day a charge is deducted from the assets of each of the subaccounts in an amount equivalent to an effective annual rate of up to 0.9%. This charge is intended to compensate Pruco Life for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than Pruco Life estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life estimated in fixing its administrative charges. This charge is not assessed against amounts allocated to the fixed-rate option. During 1996, 1995 and 1994, Pruco Life received a total of approximately $1,391,951, $976,867 and $576,113, respectively, in mortality and expense risk charges.


Surrender or Withdrawal Charges

(a) An additional sales load (the CDSL) is charged if a Contract is surrendered for its cash surrender value or lapses during the first 10 Contract years. It is not deducted from the death benefit if the insured should die during this period. This maximum contingent deferred charge is equal to 50% of the first year's primary annual premium upon Contracts that lapse during the first 5 Contract years. That percentage is reduced uniformly on a daily basis starting from the Contract's fifth anniversary until it disappears on the tenth anniversary. Other important limitations apply. They are described more fully in the Statement of Additional Information. The amount of this charge can be more easily understood by reference to the following table which shows the sales loads that would be paid by a 35 year old man with $20,000 face amount of insurance, both through the monthly deductions from the Contract Fund described above and upon the surrender of the Contract.

-----------------------------------------------------------------------------------------------------
                                                                                           CUMULATIVE
                                                                                          TOTAL SALES
                                           CUMULATIVE                                       LOAD AS
                                           SALES LOAD                                         PER-
    SURRENDER,          CUMULATIVE          DEDUCTED          CONTINGENT                   CENTAGE OF
     LAST DAY           SCHEDULED             FROM             DEFERRED        TOTAL       SCHEDULED
        OF               PREMIUMS           CONTRACT             SALES         SALES        PREMIUMS
     YEAR NO.              PAID               FUND               LOAD          LOAD           PAID
-----------------------------------------------------------------------------------------------------
         1               $ 390.90           $ 18.24             $ 87.22      $105.46         26.98%
         2                781.80              36.48              104.16       140.64         17.99%
         3               1,172.70             54.72              121.10       175.82         14.99%
         4               1,563.60             72.96              138.04       211.00         13.49%
         5               1,954.50             91.20              146.55       237.75         12.16%
         6               2,345.40            109.44              121.80       231.24          9.86%
         7               2,736.30            127.68               91.40       219.08          8.01%
         8               3,127.20            145.92               60.80       206.72          6.61%
         9               3,518.10            164.16               30.40       194.56          5.53%
        10               3,909.00            182.40                0.00       182.40          4.67%
-----------------------------------------------------------------------------------------------------

The percentages shown in the last column will not be appreciably different for insureds of different ages.


(b) An administrative charge of $5 per $1,000 of face amount of insurance is deducted upon lapse or surrender to cover the cost of processing applications, conducting medical examinations, determining insurability and the insured's rating class, and establishing records. However, this charge is reduced beginning on the Contract's fifth anniversary and declines daily at a constant rate until it disappears entirely on the tenth Contract anniversary. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, a proportionate amount of the charge will be deducted from the Contract Fund. During 1996, 1995 and 1994, Pruco Life received a total of approximately $269,611, $219,895 and $94,251, respectively, for surrendered or lapsed Contracts. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.


Transaction Charges

An administrative processing charge of $15 will be made in connection with each withdrawal of excess cash surrender value of a Contract. This charge is described in more detail in the Statement of Additional Information.

CONTRACT DATE

When the first premium payment is paid with the application for a Contract, the Contract date will ordinarily be the later of the date of the application or the date of any medical examination. In most cases no medical examination will be necessary. If the first premium is not paid with the application, the Contract date will ordinarily be the date the first premium was paid and the Contract was delivered. Under certain circumstances, Pruco Life will permit a Contract to be back-dated but only to a date not earlier than 6 months prior to the date of the application. It may be advantageous for a Contract owner to have an earlier Contract date since that will result in the use by Pruco Life of a lower issue age in determining the amount of the scheduled premium. Pruco Life will require the payment of all premiums that would have been due had the application date coincided with the back-dated Contract date. The death benefit and cash surrender value under the Contract will be equal to what they would have been had the Contract been issued on the Contract date, all scheduled premiums been received on their due dates, and all Contract charges been made.

PREMIUMS

The Contract provides for a Scheduled Premium which, if paid when due or within a 61 day grace period, ensures that the Contract will not lapse. If you pay premiums other than on a monthly basis, you will receive a notice that a premium is due about 3 weeks before each due date. If you pay premiums monthly, you will receive a book each year with 12 coupons that will serve as a reminder. With Pruco Life's consent, you may change the frequency of premium payments.

You may elect to have monthly premiums paid automatically under the "Pru-Matic Premium Plan" by pre-authorized transfers from a bank checking account. If you select the Pru-Matic Premium Plan, one of the current monthly charges will be reduced. See MONTHLY DEDUCTIONS FROM CONTRACT FUND, page 10. Some Contract owners may also be eligible to have monthly premiums paid by pre-authorized deductions from an employer's payroll.

The following table shows, for two face amounts, representative preferred and standard annual premium amounts under Contracts issued on insureds who are not substandard risks. These premiums do not reflect any additional riders or supplementary benefits.

--------------------------------------------------------------------------------
                       $10,000 FACE AMOUNT                $20,000 FACE AMOUNT
                       -------------------                -------------------
                   PREFERRED         STANDARD         PREFERRED       STANDARD
--------------------------------------------------------------------------------
  Male, age 35      $233.70           $274.01          $390.90        $ 471.52
    at issue
--------------------------------------------------------------------------------
 Female, age 45     $278.04           $308.53          $479.59        $ 540.57
    at issue
--------------------------------------------------------------------------------
  Male, age 55      $450.96           $562.17          $825.43        $1047.86
    at issue
--------------------------------------------------------------------------------

The following table compares annual and monthly premiums for insureds who are in the preferred rating class. Note that in these examples the sum of 12 monthly premiums for a particular Contract is approximately 110% to 116% of the annual scheduled premium for that Contract.

--------------------------------------------------------------------------------
                         $10,000 FACE AMOUNT              $20,000 FACE AMOUNT
                      ------------------------         -------------------------
                      MONTHLY           ANNUAL         MONTHLY         ANNUAL
--------------------------------------------------------------------------------
  Male, age 35         $22.43           $233.70         $36.59         $390.90
    at issue
--------------------------------------------------------------------------------
 Female, age 45        $26.46           $278.04         $44.65         $479.59
    at issue
--------------------------------------------------------------------------------
  Male, age 55         $41.96           $450.96         $75.66         $825.43
    at issue
--------------------------------------------------------------------------------

A significant feature of this Contract is that it permits you to pay greater than Scheduled Premiums. This may be done by making occasional unscheduled premium payments or on a periodic basis. If you wish, you may select a higher contemplated premium than the Scheduled Premium. Pruco Life will then bill you for the chosen premium. In general, the regular payment of higher premiums will result in higher cash surrender values and higher death benefits. Conversely, payment of a Scheduled Premium need not be made if the Contract Fund is sufficiently large to enable the charges due under the Contract to be made without causing the Contract to lapse. See LAPSE AND REINSTATEMENT, page 15. The payment of premiums in excess of Scheduled Premiums may cause the Contract to become a Modified Endowment Contract. If this happens, loans and other distributions which would otherwise not be taxable events will be subject to federal income taxation. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

Pruco Life will generally accept any premium payment if the payment is at least $25. Pruco Life does reserve the right, however, to limit unscheduled premiums to a total of $5,000 in any Contract year, and to refuse to accept premiums that would immediately result in more than a dollar-for-dollar increase in the death benefit. See HOW A CONTRACT'S DEATH BENEFIT WILL VARY, page 14. The privilege of making large or additional premium payments offers a way of investing amounts which accumulate without current income taxation, but again, there are tax consequences if the Contract becomes a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

ALLOCATION OF PREMIUMS


On the Contract date, a $2 processing charge and the charge for taxes attributable to premiums are deducted from the initial premium. The remainder is allocated on the Contract date among the subaccount[s] or the fixed-rate option according to the desired allocation specified in the application form. From this invested portion of the initial premium, the first monthly deductions are made. See CONTRACT FEES AND CHARGES, page 9. The invested portion of any part of the initial premium in excess of the Scheduled Premium is placed in the selected investment option[s] on the date of receipt at a Home Office, but not earlier than the Contract date. Thus, to the extent that the receipt of the first premium precedes the Contract date, there will be a period during which the Contract owner's initial premium will not be invested. All subsequent premium payments, after the deduction from premiums, will be invested as of the end of the valuation period in which it is received at a Home Office in accordance with the allocation previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office. You may also change the way in which subsequent premiums are allocated by telephoning the Home Office, provided you are enrolled to use the Telephone Transfer system. There is no charge for reallocating future premiums. If any part of the invested portion of a premium is allocated to a particular investment option, that portion must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33-1/3% cannot. Of course, the total allocation of all selected investment options must equal 100%.


TRANSFERS

If the Contract is not in default, or if the Contract is in force as variable reduced paid-up insurance (see LAPSE AND REINSTATEMENT, page 15), you may, up to four times in each Contract year, transfer amounts from one subaccount to the other subaccount or to the fixed-rate option. Currently you may make additional transfers with Pruco Life's consent. There is no charge. All or a portion of the amount credited to a subaccount may be transferred.

In addition, the total amount credited to a Contract held in the subaccounts may be transferred to the fixed-rate option at any time during the first two Contract years. If you wish to convert your variable Contract to a fixed-benefit Contract in this manner, you must request a complete transfer of funds to the fixed-rate option and should also change your allocation instructions regarding any future premiums.

Transfers between subaccounts will take effect as of the end of the valuation period (usually the business day) in which a proper transfer request is received at a Home Office. The valuation period is defined as the period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open. The request may be in terms of dollars, such as a request to transfer $1,000 from one subaccount to the other, or may be in terms of a percentage reallocation between subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on policies that are assigned, depending on the terms of the assignment. Pruco Life has adopted procedures designed to ensure that requests by telephone are genuine and will require appropriate identification for that purpose. Pruco Life will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Transfers from the fixed-rate option are subject to restrictions and may only be made with Pruco Life's consent. Transfers from the fixed-rate option to the subaccounts are currently permitted once each Contract year and only during the 30-day period beginning on the Contract anniversary. The maximum amount which may be transferred out of the fixed-rate option each year is currently the greater of: (a) 25% of the amount in the fixed-rate option, or (b) $2,000. Such transfer requests received prior to the Contract anniversary will be effected on the Contract anniversary. Transfer requests received within the 30-day period beginning on the Contract anniversary will be effected as of the end of the valuation period in which a proper transfer request is received at a Home Office.

These limits are subject to change in the future.

HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE

As previously stated, after the tenth Contract year, there will no longer be a surrender charge and, if there is no Contract loan, the cash surrender value will be equal to the Contract Fund. This section, therefore, also describes how the cash surrender value of the Contract will change with investment experience.

On the Contract Date, the Contract Fund value is the initial premium less the deductions from premiums and the first monthly deductions. See CONTRACT FEES AND CHARGES, page 9. This amount is placed in the investment options designated by the owner. Thereafter the Contract Fund value changes daily, reflecting increases or decreases in the value of the securities in which the assets of the subaccount have been invested, and interest credited on any amounts allocated to the fixed-rate option. It is also reduced by the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also increases to reflect the receipt of additional premium payments and is decreased by the monthly deductions.

A Contract's cash surrender value on any date will be the Contract Fund value reduced by the withdrawal charges, if any, and by any Contract debt. Upon request, Pruco Life will tell a Contract owner the cash surrender value of his or her Contract. It is possible, although highly unlikely, that the cash surrender value of a Contract could decline to zero because of unfavorable investment performance, even if a Contract owner continues to pay Scheduled Premiums when due.

The tables on pages T1 through T4 of this prospectus illustrate what the death benefit and cash surrender values would be for a representative Contract, assuming uniform hypothetical investment results in the selected portfolio[s], and also provide information about the aggregate premiums payable under the Contract.

HOW A CONTRACT'S DEATH BENEFIT WILL VARY

The death benefit will change from the outset with investment experience. The precise way in which that will occur is complicated and is described in the Statement of Additional Information. In general, and assuming the optional paid-up benefit is not in effect, see PAID-UP INSURANCE OPTION, on page 16, if the net investment performance is 4% per year or higher, the death benefit will increase; if it is below 4%, it will decrease. Pruco Life guarantees, however, that it will not decrease below the face amount of insurance. If unfavorable experience of that kind should occur, it must be offset by favorable experience before the death benefit begins to increase again.

If the Contract is kept in force for several years and if investment performance is relatively favorable, the Contract Fund value may grow to the point where, to meet certain provisions of the Internal Revenue Code which require that the death benefit always be greater than the Contract Fund value, the death benefit must be increased. The required difference between the death benefit and Contract Fund value is higher at younger ages than at older ages. A precise description is in the Statement of Additional Information.

CONTRACT LOANS

The owner may borrow from Pruco Life up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value is equal to
(1) 90% of an amount equal to the portion of the Contract Fund value attributable to the variable investment options and to any prior loan[s] supported by the variable investment options, minus the portion of any charges attributable to variable investment options that would be payable upon an immediate surrender; plus (2) 100% of an amount equal to the portion of the Contract Fund value attributable to the fixed-rate option and to any prior loan[s] supported by the fixed-rate option, minus the portion of any charges attributable to the fixed-rate option that would be payable upon an immediate surrender. The minimum amount that may be borrowed at any one time is $200 unless the proceeds are used to pay premiums on the Contract.

Interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The term "Contract debt" means the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt exceeds what the cash surrender value would be if there were no Contract debt, Pruco Life will notify you of its intent to terminate the Contract in 61 days, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract in force for a limited time. If you fail to keep the Contract in force, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS, page 19, and LAPSE AND REINSTATEMENT, page 15.

When a loan is made, an amount equal to the loan proceeds will be transferred out of the variable investment options and/or the fixed-rate option, as applicable. The reduction will normally be made in the same proportions as the value in each subaccount and the fixed-rate option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund but it will be credited with the assumed rate of return of 4% rather than with the actual rate of return of the subaccount[s] or fixed-rate option.

A loan will not affect the amount of the premiums due. Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, any Contract debt will be deducted from the death benefit or the cash surrender value.

A loan will have an effect on a Contract's cash surrender value and may have an effect on the death benefit, even if the loan is fully repaid, because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. A loan that is repaid will not have any effect upon the guaranteed minimum death benefit.

Consider the Contract issued on a 35 year old male insured illustrated in the table on page T2 with an 8% gross investment return. Assume a $1,500 loan was made under this Contract at the end of Contract year 8 and repaid at the end of Contract year 10 and loan interest was paid when due. Upon repayment, the cash surrender value would be $3,237.44. This amount is lower than the cash surrender value shown on that page for the end of Contract year 10 because the loan amount was credited with the 4% assumed rate of return rather than the 6.48% net return for the designated subaccount[s] resulting from the 8% gross return in the underlying Series Fund. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

SURRENDER OF A CONTRACT

You may surrender a Contract for its cash surrender value while the insured is living. To surrender a Contract, you must deliver or mail it, together with a written request in a form that meets our needs, to a Home Office. The cash surrender value of a surrendered Contract (taking into account the deferred sales and administrative charges, if any) will be determined as of the end of the valuation period in which such a request is received in the Home Office. We are currently allowing partial surrenders of Contracts, but we reserve the right to cancel this administrative practice. Surrender of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

LAPSE AND REINSTATEMENT

If Scheduled Premiums are paid on or before each due date, or within the grace period after each due date, and there are no withdrawals, a Contract will remain in force even if the investment results of that Contract's variable investment option[s] have been so unfavorable that the Contract Fund has decreased to zero or less.

In addition, even if a Scheduled Premium is not paid, the Contract will remain in force as long as the Contract Fund on any Monthly Date is equal to or greater than the Tabular Contract Fund value on the following Monthly Date. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains in force.) This could occur because of such factors as favorable investment experience, deduction of current rather than maximum charges, or the previous payment of greater than Scheduled Premiums.

However, if a Scheduled Premium is not paid, and the Contract Fund is insufficient to keep the Contract in force, the Contract will go into default. Should this happen, Pruco Life will send you a notice of default setting forth the payment necessary to keep the Contract in force on a premium paying basis. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

A Contract that has lapsed may be reinstated within 5 years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life requires renewed evidence of insurability, and submission of certain payments due under the Contract.

If your Contract does lapse, it will still provide some benefits. You can receive the cash surrender value by making a request of Pruco Life prior to the end of the 61 day grace period. You may also choose one of the three forms of insurance described below for which no further premiums are payable.

Fixed Extended Term Insurance. The amount of insurance that would have been paid on the date of default will continue for a stated period of time. You will be told in writing how long that will be. The insurance amount will not change. There will be a diminishing cash surrender value but no loan value. Extended term insurance is not available to insureds in high risk classifications or under Contracts issued in connection with tax-qualified pension plans.

Fixed Reduced Paid-Up Insurance. This insurance continues for the lifetime of the insured but at an insurance amount that is generally lower than that provided by fixed extended term insurance. It will decrease only if a Contract loan is taken. You will be told, if you ask, what the amount of the insurance will be. Fixed paid-up insurance has a cash surrender value and a loan value. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised during the first 7 Contract years. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

Variable Reduced Paid-Up Insurance. This is similar to fixed paid-up insurance and will initially be in the same amount. The Contract Fund will continue to vary to reflect the experience of the selected investment options. There will be a new guaranteed minimum death benefit. Variable reduced paid-up insurance has cash surrender and loan values.

Variable reduced paid-up insurance is the automatic option provided upon lapse, if the amount of variable reduced paid-up insurance is at least as great as the amount of fixed extended term insurance which would have been provided upon lapse. Variable reduced paid-up insurance will be available only if the insured is not in one of the high risk rating classes for which Pruco Life does not offer fixed extended term insurance. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised during the first 7 Contract years. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

What Happens If No Request Is Made? Except in the two situations described below, if no request is made the "automatic option" will be fixed extended term insurance. If that is not available to the insured, then fixed reduced paid-up insurance will be provided. However, if variable reduced paid-up insurance is available and the amount is at least as great as the amount of fixed extended term insurance, then the automatic option will be variable reduced paid-up insurance. This could occur when there is a Contract debt outstanding when the Contract lapses.

PAID-UP INSURANCE OPTION

In certain circumstances you may elect to stop paying premiums and to have guaranteed insurance coverage for the lifetime of the insured. This benefit is available only if the following conditions are met: (1) the Contract is not in default; (2) Pruco Life is not paying premiums in accordance with any payment of premium benefit that may be included in the Contract; and (3) the Contract Fund is sufficiently large so that the calculated guaranteed paid-up insurance amount is at least equal to the face amount of insurance plus the excess, if any, of the Contract Fund over the tabular Contract Fund. The amount of guaranteed paid-up insurance coverage may be greater. It will be equal to the difference between the Contract Fund and the present value of future monthly charges from the Contract Fund (other than charges for anticipated mortality costs and for payment of premium riders) multiplied by the attained age factor. This option will generally be available only when the Contract has been in force for many years and the Contract Fund has grown because of favorable investment experience or the payment of unscheduled premiums or both. Once the paid-up insurance option is exercised, the actual death benefit is equal to the greater of the guaranteed paid-up insurance amount and the Contract Fund multiplied by the attained age factor. Upon request, Pruco Life will quote the amount needed to pay up the Contract and to guarantee the paid-up insurance amount as long as a payment equal to or greater than the quoted amount is received within two weeks of the quote. There is no guarantee if the remittance is received within the two week period and is less than the quoted amount or if the remittance is received outside the two week period. In this case, Pruco Life will add the remittance to the Contract Fund and recalculate the guaranteed paid-up insurance amount. If the guaranteed paid-up insurance amount is equal to or greater than the face amount, the paid-up request will be processed. If the guaranteed paid-up insurance amount is calculated below the face amount, the insured will be notified that the amount is insufficient to process the request. In some cases, the quoted amount, if paid, would increase the death benefit by more than it increases the Contract Fund. In these situations, underwriting might be required to accept the premium payment and to process the paid-up request. Pruco Life reserves the right to change this procedure in the future. After the first Contract year, you must make a proper written request for the Contract to become fully paid-up and send the Contract to a Home Office to be endorsed. If this option is exercised during the first 7 Contract years, the Contract may be classified as a "Modified Endowment Contract," see TAX TREATMENT OF CONTRACT BENEFITS, page 19. A Contract in effect under a paid-up insurance option will have cash surrender and loan values.

WHEN PROCEEDS ARE PAID


Pruco Life will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within 7 days after receipt at a Home Office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the sale or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.


With respect to the amount of any cash surrender value allocated to the fixed-rate option, and with respect to a Contract in force as fixed reduced paid-up insurance or as extended term insurance, Pruco Life expects to pay the cash surrender value promptly upon request. However, Pruco Life has the right to delay payment of such cash surrender value for up to 6 months (or a shorter period if required by applicable law). Pruco Life will pay interest of at least 3% a year if it delays such a payment for more than 30 days (or a shorter period if required by applicable law).

LIVING NEEDS BENEFIT

Contract applicants may elect to add the LIVING NEEDS BENEFIT(SM) to their Contracts at issue. The benefit may vary state-by-state. It can generally be added only when the aggregate face amounts of the insured's eligible contracts equal $50,000 or more. There is no charge for adding the benefit to the Contract. However, an administrative charge (not to exceed $150) will be made at the time the LIVING NEEDS BENEFIT is paid.

Subject to state regulatory approval, the LIVING NEEDS BENEFIT allows the Contract owner to elect to receive an accelerated payment of all or part of the Contract's death benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted death benefit will always be less than the death benefit, but will generally be greater than the Contract's cash surrender value. One or both of the following options may be available. A Pruco Life representative should be consulted as to whether additional options may be available.

Terminal Illness Option. This option is available if the insured is diagnosed as terminally ill with a life expectancy of 6 months or less. When satisfactory evidence is provided, Pruco Life will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a LIVING NEEDS BENEFIT. You may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for 6 months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

Nursing Home Option. This option is available after the insured has been confined to an eligible nursing home for 6 months or more. When satisfactory evidence is provided, including certification by a licensed physician, that the insured is expected to remain in the nursing home until death, Pruco Life will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a LIVING NEEDS BENEFIT. You may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than 2), depending upon the age of the insured. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

All or part of the Contract's death benefit may be accelerated under the LIVING NEEDS BENEFIT. If the benefit is only partially accelerated, a death benefit of at least $25,000 must remain under the Contract. Pruco Life reserves the right to determine the minimum amount that may be accelerated.

No benefit will be payable if the Contract owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit. Pruco Life can furnish details about the amount of LIVING NEEDS BENEFIT that is available to an eligible Contract owner under a particular Contract, and the adjusted premium payments that would be in effect if less than the entire death benefit is accelerated.

The Contract owner should consider whether adding this settlement option is appropriate in his or her given situation. Adding the LIVING NEEDS BENEFIT to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related policies, the recently enacted Health Insurance Portability and Accountability Act of 1996 excludes from income the Living Needs Benefit if the insured is terminally ill or chronically ill as defined by the tax law (although the exclusion in the latter case may be limited). Contract owners should consult a qualified tax advisor before electing to receive this benefit. Receipt of a LIVING NEEDS BENEFIT payment may also affect a Contract owner's eligibility for certain government benefits or entitlements.

VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Pruco Life is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Pruco Life will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings it is required to hold in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life will be voted in the same proportion as shares in the respective portfolios for which instructions are received.

Matters on which Contract owners may give voting instructions including the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of shares in a portfolio for which you may give instructions is determined by dividing the portion of your Contract Fund attributable to the portfolio, by the value of one share of the portfolio. The number of votes for which each Contract owner may give Pruco Life instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Pruco Life will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Series Fund's portfolios, or to approve or disapprove an investment advisory contract for the Series Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Series Fund's portfolios, provided that Pruco Life reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is in force as fixed extended term insurance or fixed reduced paid-up insurance), you will be sent a statement that provides certain information pertinent to your own Contract. These statements show all transactions during the year that affected the value of your Contract Fund, including monthly changes attributable to investment experience. That statement will also show the current death benefit, cash surrender value, and loan values of your Contract. On request, you will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

You will also be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in both. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual or semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the inside front cover page of this prospectus.


TAX TREATMENT OF CONTRACT BENEFITS

The tax treatment of life insurance is complex and may change. Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life believes the tax laws apply in the most commonly occurring circumstances. A more technical discussion of what follows is contained in the Statement of Additional Information.


Treatment as Life Insurance. Pruco Life believes that the Contract should qualify as "life insurance" under the Internal Revenue Code. This means that:
(1) except as noted below, the Contract owner should not be taxed on any part of the Contract Fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and (2) the death benefit should be excludable from the gross income of the beneficiary under section 101(a) of the Code.


Although Pruco Life believes the Contract should qualify as "life insurance" for federal tax purposes, there are uncertainties, particularly because the Secretary of the Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we have reserved the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will continue to qualify as life insurance.

Pre-Death Distributions. The tax treatment of any distribution received by an owner prior to an insured's death will depend upon whether the Contract is classified as a Modified Endowment Contract.

If the Contract is not classified as a Modified Endowment Contract, proceeds received in the event of a lapse, surrender of the Contract, or withdrawal of part of the cash surrender value will generally not be taxable unless the total amount received exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. In certain limited circumstances, all or a portion of a withdrawal during the first 15 contract years may be taxable even if total withdrawals do not exceed total premiums paid to date. The proceeds of any loan will be treated as indebtedness of the owner and will not be treated as taxable income.

If the Contract is classified as a Modified Endowment Contract, pre-death distributions, including loans and withdrawals (even those made during the 2 year period before the Contract became a Modified Endowment Contract), will be taxed first as investment income to the extent of gain in the Contract, and then as a return of the Contract owner's investment in the Contract. In addition, pre-death distributions (including full surrenders) will be subject to a penalty of 10% of the amount includible in income unless the amount is distributed on or after the owner reaches age 59 1/2, on account of the owner's disability, or as a life annuity.

A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. More generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or the face amount of insurance is decreased during the first seven Contract years, or if the face amount of insurance is increased or if a rider is added or removed from the Contract. You should consult with your tax advisor before making any of these policy changes.

Other Tax Consequences. There may be federal estate taxes and state and local estate and inheritance taxes payable if either the owner or the insured dies. The transfer or assignment of the Contract to a new owner may also have tax consequences. The individual situation of each Contract owner or beneficiary will be significant.

Withholding. The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes will be withheld or in certain other circumstances.

OTHER CONTRACT PROVISIONS

There are several other Contract provisions that are of less significance to you than those already described in detail either because they relate to options that you may choose under the Contract but are not likely to exercise for several years after you first purchase it or because they are of a routine nature not likely to influence your decision to buy the Contract. These provisions are summarized in the Expanded Table of Contents of the Statement of Additional Information, page 27 and described in greater detail in the Statement of Additional Information.

                    FURTHER INFORMATION ABOUT THE SERIES FUND

The Prudential Series Fund, Inc. (the "Series Fund") is a Maryland corporation organized on November 15, 1982. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Series Fund's management or its investment policies or practices.

The Series Fund is currently made up of fifteen separate portfolios, two of which, the Conservative Balanced and Flexible Managed Portfolios are available to Contract owners. Each portfolio is, for many purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each portfolio. Each share of capital stock issued with respect to a portfolio has a pro-rata interest in the assets of that portfolio and has no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Series Fund. In other respects the Series Fund is treated as one entity. For example, the Series Fund has only one Board of Directors and owners of the shares of each portfolio are entitled to vote for members of the Board.

Shares in the Series Fund are currently sold and redeemed at the close of each business day, at their net asset value, determined in the manner described in the Statement of Additional Information, only to separate accounts of Prudential and its subsidiaries. They may, in the future, be sold to other insurers to fund benefits under variable life insurance and variable annuity contracts issued by those companies.


Prudential is the investment advisor of the Series Fund. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Series Fund. One of PIC's business groups is Prudential Investments. See INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 25.

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

Each portfolio of the Series Fund has a different objective which it pursues through separate investment policies as described below. Since each portfolio has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. Those risks, as explained above, are borne by the Contract owner. The Series Fund may in the future establish other portfolios with different investment objectives.

The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected (which for this purpose and under the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares). The policies by which a portfolio seeks to achieve its investment objectives, however, are not fundamental. They may be changed by the Board of Directors of the Series Fund without the approval of the shareholders.

The investment objectives of both portfolios available to PRUVIDER Contract owners are set forth on page 3. For the sake of convenience, they are repeated here, followed in each case by a brief description of the policies of both portfolios. In some cases a fuller description of those policies is in the Statement of Additional Information. There is no guarantee that any of these objectives will be met.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. The objective of this portfolio is to achieve a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

To achieve this objective, the Conservative Balanced Portfolio will follow a policy of maintaining a more conservative asset mix among stocks, bonds and money market instruments than the Flexible Managed Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

               Asset Type              Minimum           Normal          Maximum
               ----------              -------           ------          -------
                 Stocks                  15%               35%             50%
         Bonds and Money Market          25%               65%             70%


The portfolio manager will make variations in the proportions of each investment category in accordance with its judgment about the expected returns and risks of the various investment categories, but will maintain at least 25% of the value of the portfolio's assets in fixed-income senior securities.

The bond portion of this portfolio will be invested primarily in securities with maturities of 2 to 10 years and ratings at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service or if unrated, of comparable quality in the opinion of the portfolio manager. However, the portfolio may purchase below-investment grade debt. A description of corporate bond ratings is contained in the Statement of Additional Information. Because of their shorter maturities, the value of the notes and bonds in this portfolio will be less sensitive to changes in interest rates than the longer-term bonds likely to be held in the Flexible Managed Portfolio. Thus, there will be less of a risk of loss of principal, but not as much of a likelihood for greater appreciation in value. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The stock portion of this portfolio will be invested primarily in the equity securities of major, established corporations in sound financial condition that appear to offer attractive prospects of a total return from dividends and capital appreciation that is superior to broadly based stock indices. The portfolio may also invest in preferred stock, including below investment grade preferred stock. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Conservative Balanced Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. See SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST in the Statement of Additional Information.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 23.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when-issued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described briefly under OPTIONS, FUTURES CONTRACTS AND SWAPS and SHORT SALES, beginning on page 24, and in detail in the Statement of Additional Information.


The Conservative Balanced Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Conservative Balanced Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, has been the portfolio manager of the equity portion of the portfolio since 1995. It is the intention of the portfolio to appoint Patricia Bannan, Managing Director, Prudential Investments, to manage a portion (to be determined by Mr. Stumpp) of the portfolio's equity holdings. Upon Ms. Bannan's appointment, Mr. Spitz will continue to manage the other portion of the portfolio's equity holdings. Tony Rodriguez, Vice President, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Flexible Managed Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Equity Income and Flexible Managed Portfolios of the Series Fund. Ms. Bannan has been portfolio manager of the equity portion of the Flexible Managed Portfolio since 1996. Prior to 1996, Ms. Bannan was President of Phoenix Investment Counsel where she personally managed $3 billion in assets, including a $2.5 billion balanced mutual fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Flexible Managed Portfolio of the Series Fund.

FLEXIBLE MANAGED PORTFOLIO. The objective of this portfolio is achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve this objective, the Flexible Managed Portfolio will follow a policy of maintaining a more aggressive asset mix among stocks, bonds and money market investments than the Conservative Balanced Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

    ASSET TYPE              MINIMUM              NORMAL              MAXIMUM
    ----------              -------              ------              -------
      Stocks                  25%                  60%                100%
      Bonds                    0%                  40%                 75%
   Money Market                0%                   0%                 75%


The portfolio manager may make short-run, and sometimes substantial, variations in the asset mix based upon its judgment about the expected returns and risks of the various investment categories. In varying the asset mix in accordance with these judgments, Prudential will also seek to take advantage of imbalances in fundamental values among the different markets.

The bond component of this portfolio is expected under normal circumstances to have a weighted average maturity of greater than 10 years. The values of bonds with longer maturities are generally more sensitive to changes in interest rates than those of shorter maturities. The bond portion of this portfolio will primarily be invested in securities that have a rating at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service. A description of corporate bond ratings is contained in the Statement of Additional Information. However, up to 25% of the bond component of this portfolio may be invested in securities having ratings at the time of purchase of "BB," "Ba" or lower, or if not rated, of comparable quality in the opinion of the portfolio manager, also known as high risk securities. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The established company common stock component of this portfolio will consist of the equity securities of major corporations that are believed to be in sound financial condition. In selecting stocks of smaller capitalization companies, the portfolio manager may invest in companies that show above average profitability (measured by return-on-equity, earnings, and dividend growth rates) with modest price/earnings ratios or alternatively, in companies whose stock is undervalued relative to other stocks in the market. The individual equity selections for this portfolio may have more volatile market values than the equity securities selected for the Conservative Balanced Portfolio. The portfolio may also invest in preferred stock, including below investment grade preferred stock. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Flexible Managed Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. See SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST in the Statement of Additional Information.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, below.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a whenissued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described briefly under OPTIONS, FUTURES CONTRACTS AND SWAPS and SHORT SALES, below, and in detail in the Statement of Additional Information.

The facts that this portfolio will invest in a mix of common stocks regarded as having higher risks than the mix of common stocks that will be purchased by the Conservative Balanced Portfolio; that it will invest in bonds with longer maturities; and that the "normal" mix for this portfolio will include a higher percentage of stocks all combine to mean that the risk of investing in this portfolio is relatively higher--to the extent that each of these factors results in greater risks--than the risk of investing in the Conservative Balanced Portfolio.

The Flexible Managed Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Flexible Managed Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Patricia Bannan, Managing Director, Prudential Investments, has been the portfolio manager of the equity portion of the portfolio since 1996. It is the intention of the portfolio to appoint Warren Spitz, Managing Director, Prudential Investments, to manage a portion (to be determined by Mr. Stumpp) of the portfolio's equity holdings. Upon Mr. Spitz's appointment, Ms. Bannan will continue to manage the other portion of the portfolio's equity holdings. Tony Rodriguez, Vice President, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Conservative Balanced Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Prior to 1996, Ms. Bannan was President of Phoenix Investment Counsel where she personally managed $3 billion in assets including a $2.5 billion balanced mutual fund. Mr. Spitz has been portfolio manager of the equity portion of the Conservative Balanced Portfolio since 1995 and is also portfolio manager of the Prudential Equity Income Fund and the Equity Income Portfolio of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc., and the Flexible Managed Portfolio of the Series Fund.


FOREIGN SECURITIES

The bond components of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. To the extent permitted by applicable insurance law, the Conservative Balanced and Flexible Managed Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. Securities issued outside the United States and not publicly traded in the United States, as well as American Depository Receipts ("ADRs") and securities denominated in a foreign currency are referred to collectively in this prospectus as "foreign securities."

ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting, and financial reporting standards as domestic issuers.

Foreign securities involve risks of political and economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in United States currency, the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than domestic securities. Under certain market conditions, foreign securities may be less liquid than domestic securities. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. If the security is denominated in foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a portfolio to obtain or to enforce a judgment against the issuers of such securities. See FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS in the Statement of Additional Information.


RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE

The Conservative Balanced and Flexible Managed Portfolios may invest in below investment grade fixed income securities. Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The value of the fixed income securities in the portfolio will be directly impacted by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. Prudential considers both credit risk and market risk in selecting securities for the portfolio. By holding a diversified selection of such securities, the portfolio seeks to reduce this volatility.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Prudential could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities therefore may be less than the prices used in calculating the portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Series Fund's Board of Directors using a method that, in the good faith belief of the Board, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board's judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

From time to time, federal laws have been enacted which have required the divestiture by companies of their investments in high yield bonds and have limited the deductibility of interest by certain corporate issuers of high yield bonds. These types of laws could adversely affect the portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. There is currently no legislation pending that would adversely impact the market for high yield/high risk securities. However, there can be no assurance that such legislation will not be proposed or enacted in the future.


OPTIONS, FUTURES CONTRACTS AND SWAPS

The description of the portfolios' investment policies also state whether they will invest in what are sometimes called derivative securities. These include options (which may be to buy or sell equity securities, debt securities, stock indices, foreign currencies and stock index futures contracts); futures contracts on interest bearing securities, stock and interest rate indices, and foreign currencies; and interest rate swaps. These investments have not in the past represented more than a very minor part of the investments of any portfolio but may increase in the future.

A call option gives the owner the right to buy and a put option the right to sell a designated security or index at a predetermined price for a given period of time. They will be used primarily to hedge or minimize fluctuations in the principal value of a portfolio or to generate additional income. They involve risks which differ, depending upon the particular option. But they often offer an attractive alternative to the purchase or sale of the related security.

Futures contracts represent a contractual obligation to buy or sell a designated security or index within a stated period. They can be used as a hedge against or to minimize fluctuations of a portfolio or as an efficient way of establishing certain positions more quickly than direct purchase of the securities. They can also be used to speculate, but this will not be done by any of the portfolios. They involve risks of various kinds, all of which could result in losses rather than in achieving the intended objective of any particular purchase.

Because options, futures and swaps are now used to such a limited extent, a full description of these investments and the risks associated with them is in the Statement of Additional Information.

SHORT SALES


The Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale.


REPURCHASE AGREEMENTS

The portfolios may enter into repurchase agreements, subject to each portfolio's investment limit in short-term debt obligations, whereby the seller of a security agrees to repurchase that security from the portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the portfolio's money is invested in the repurchase agreement. The repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the portfolio may incur a loss. Both portfolios participate in a joint repurchase account pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the portfolios may be aggregated and invested in one or more repurchase agreements. Each portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use reverse repurchase agreements and dollar rolls. The money market portion of these portfolios may use reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a portfolio with an agreement by the portfolio to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, the portfolio often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have the characteristics of borrowing by the portfolio. Dollar rolls involve sales by a portfolio of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities (same type and coupon) from the same party at an agreed upon price and date. During the roll period, the portfolio forgoes principal and interest paid on the securities. A portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the portfolio may decline below the price of the securities the portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the portfolio's obligation to repurchase the securities. No portfolio will obligate more than 30% of its net assets in connection with reverse repurchase agreements and dollar rolls.

LOANS OF PORTFOLIO SECURITIES

Both of the portfolios may from time to time lend the securities they hold to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government Securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities, while receiving a fee from the borrower or earning interest on the investment of the cash collateral.

There is a slight risk that the borrower may become insolvent, which might delay carrying out a decision to sell the loaned security. This risk can be minimized by careful selection of borrowers and requiring and monitoring the adequacy of capital. No loans will be made to any broker affiliated with Prudential.

                      INVESTMENT RESTRICTIONS APPLICABLE TO
                                 THE PORTFOLIOS

The Series Fund is subject to certain investment restrictions which are fundamental to the operations of the Series Fund and may not be changed except with the approval of a majority vote of the persons participating in the affected portfolio.

The investments of the various portfolios are generally subject to certain additional restrictions under state laws. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified.

A detailed discussion of investment restrictions applicable to the Series Fund is in the Statement of Additional Information.

                     INVESTMENT MANAGEMENT ARRANGEMENTS AND
                                    EXPENSES

The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the

Series Fund, and provide investment advice and related services to each portfolio. Prudential manages the assets that it owns as well as those of various separate accounts established by Prudential and those held by other investment companies for which it acts as investment advisor.

Subject to Prudential's supervision, substantially all of the investment advisory services provided to the Series Fund by Prudential with respect to the Conservative Balanced and Flexible Managed Portfolios, are furnished by its wholly-owned subsidiary, PIC, pursuant to the Service Agreement between Prudential and PIC which provides that a portion of the fee received by Prudential for providing investment advisory services will be paid to PIC. PIC is registered as an investment advisor under the Investment Advisers Act of 1940.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio. It is set forth on page 9. Further information about the investment management arrangements and the expenses of the Series Fund is in the Statement of Additional Information.


PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for the portfolios, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

An affiliated broker may be employed to execute brokerage transactions on behalf of the portfolios, as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Series Fund may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal. Additional information about portfolio brokerage and related transactions is in the Statement of Additional Information.

                                STATE REGULATION

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

                                     EXPERTS

The financial statements included in this prospectus for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements included in this prospectus for the years prior to 1996 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.

On March 12, 1996, Deloitte & Touche LLP was dismissed as the independent accountants of Pruco Life. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statements disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.

Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

                                   LITIGATION


Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.


                   EXPANDED TABLE OF CONTENTS OF STATEMENT OF
                             ADDITIONAL INFORMATION

Included in the registration statements for the Contracts and the Series Fund is a Statement of Additional Information which is available without charge by writing to Pruco Life at 213 Washington Street, Newark, New Jersey 07102-2992. The following table of contents of that Statement provides a brief summary of what is included in each section.

I.     MORE DETAILED INFORMATION ABOUT THE CONTRACT.

       SALES LOAD UPON SURRENDER. A description is given of exactly how Pruco Life determines the amount of the part of the sales load that is imposed only upon surrenders or withdrawals during the first 10 Contract years.

       REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS. Where the Contract is sold at the same time to several individuals who are members of an associated class and Pruco Life's expenses will be reduced, some of the charges under those Contracts may be reduced.

       PAYING PREMIUMS BY PAYROLL DEDUCTION. Your employer may pay monthly premiums for you with deductions from your salary.

       UNISEX PREMIUMS AND BENEFITS. In some states and under certain circumstances, premiums and benefits will not vary with the sex of the insured.

       HOW THE DEATH BENEFIT WILL VARY. A description is given of exactly how the death benefit may increase to satisfy Internal Revenue Code requirements.

       WITHDRAWAL OF EXCESS CASH SURRENDER VALUE. If the Contract Fund value is high enough you may be able to withdraw part of the cash surrender value while keeping the Contract in effect. There will be a transaction charge. The death benefit will change. There may be tax consequences. You should consult your Pruco Life representative to discuss whether a withdrawal or a loan is preferable.

       TAX TREATMENT OF CONTRACT BENEFITS. A fuller account is provided of how Contract owners may be affected by federal income taxes.

       SALE OF THE CONTRACT AND SALES COMMISSIONS. The Contract is sold primarily by agents of Prudential who are also registered representatives of one of its subsidiaries, Pruco Securities Corporation, a broker and dealer registered under the Securities and Exchange Act of 1934. Generally, selling agents receive a commission of 50% of the Scheduled Premium in the first year, no more than 6% of the Scheduled Premiums for the second through tenth years and smaller commissions thereafter.

       RIDERS. Various extra fixed-benefits may be obtained for an extra premium. They are described in what are known as "riders" to the Contract.

       OTHER STANDARD CONTRACT PROVISIONS. The Contract contains several provisions commonly included in all life insurance policies. They include provisions relating to beneficiaries, misstatement of age or sex, suicide, assignment, incontestability, and settlement options.

II.    INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.

              General
              Convertible Securities
              Loan Participations
              Warrants
              Options and Futures
              When-Issued and Delayed Delivery Securities
              Short Sales
              Short Sales Against the Box

              Interest Rate Swaps
              Loans of Portfolio Securities
              Illiquid Securities

              Forward Foreign Currency Exchange Contracts

       A more detailed description is given of these investments and the policies of these portfolios.

III.   INVESTMENT RESTRICTIONS.

       There are many restrictions upon the investments the portfolios may make and the practices in which they may engage; these are fundamental, meaning they may not be changed without Contract owner approval.

IV.    INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES.

       A fuller description than that in the prospectus is given.

V.     PORTFOLIO TRANSACTIONS AND BROKERAGE.

       A description is given of how securities transactions are effected and how Prudential selects the brokers.

VI.    DETERMINATION OF NET ASSET VALUE.

       A full description is given of how the daily net asset value of each portfolio is determined.

VII.   SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST.

       A full description is given.

VIII.  DEBT RATINGS.

       A description is given of how Moody's Investors Services, Inc. and Standard & Poor's Corporation describe the creditworthiness of debt securities.

IX.    POSSIBLE REPLACEMENT OF THE SERIES FUND.

       Although it is most unlikely, it is conceivable that Pruco Life might wish to replace the Series Fund portfolios with other investment options. SEC approval will be needed.

X.     OTHER INFORMATION CONCERNING THE SERIES FUND.

              Incorporation and Authorized Stock
              Dividends, Distributions and Taxes
              Custodian and Transfer Agent
              Experts
              License

       More detail is provided about these matters.

XI.    DIRECTORS AND OFFICERS OF PRUCO LIFE AND MANAGEMENT OF THE SERIES FUND.

       The names and recent affiliations of Pruco Life's directors and executive officers are given. The same information is given for the Series Fund.

XII.   FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.

XIII.  THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.

                             ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus and the Statement of Additional Information do not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life. Its address and telephone number are on the inside front cover of this prospectus.

                              FINANCIAL STATEMENTS

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts. The financial statements of the Series Fund are in the Statement of Additional Information.

                            FINANCIAL STATEMENTS OF
                PRUCO LIFE PRUvider VARIABLE APPRECIABLE ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 1996

                                                             SUBACCOUNTS
                                                    ------------------------------
                                                       FLEXIBLE      CONSERVATIVE
                                                       MANAGED         BALANCED
                                                    --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc.
    Portfolios at net asset value [Note 3]........  $   87,335,747  $   92,307,986
                                                    --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners.......................  $   87,026,102  $   91,993,875
  Equity of Pruco Life Insurance Company..........         309,645         314,111
                                                    --------------  --------------
                                                    $   87,335,747  $   92,307,986
                                                    --------------  --------------
                                                    --------------  --------------
  Number of Contract owner units outstanding......  33,924,601.712  41,638,622.847
                                                    --------------  --------------
                                                    --------------  --------------
  Unit Value......................................  $      2.56528  $      2.20934
                                                    --------------  --------------
                                                    --------------  --------------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                             SUBACCOUNTS
                                                    ------------------------------
                                                       FLEXIBLE      CONSERVATIVE
                                                       MANAGED         BALANCED
                                                    --------------  --------------
INVESTMENT INCOME
  Dividend distributions received.................  $    2,436,249  $    3,515,191
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 4A].....         662,587         729,364
                                                    --------------  --------------
NET INVESTMENT INCOME.............................       1,773,662       2,785,827
                                                    --------------  --------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Capital gains distributions received............       8,045,666       5,586,889
  Realized gain on shares redeemed
    [average cost basis]..........................               0           3,248
  Net unrealized (loss) gain on investments.......        (782,631)        771,969
                                                    --------------  --------------
NET GAIN ON INVESTMENTS...........................       7,263,035       6,362,106
                                                    --------------  --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......................  $    9,036,697  $    9,147,933
                                                    --------------  --------------
                                                    --------------  --------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A3 AND A4.

                                       A1

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996, 1995 and 1994

                                                                               SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                         FLEXIBLE                                      CONSERVATIVE
                                                         MANAGED                                         BALANCED
                                      ----------------------------------------------  ----------------------------------------------
                                           1996            1995            1994            1996            1995            1994
                                      --------------  --------------  --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income.............  $    1,773,662  $    1,286,436  $      690,992  $    2,785,827  $    2,140,247  $    1,178,335
  Capital gains distributions
    received........................       8,045,666       2,529,393         951,248       5,586,889       2,376,572         488,108
  Realized gain (loss) on shares
    redeemed
    [average cost basis]............               0               0          (1,569)          3,248               0           (508)
  Net unrealized gain (loss) on
    investments.....................        (782,631)      6,464,304      (2,528,354)        771,969       4,408,774     (2,217,215)
                                      --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS........................       9,036,697      10,280,133        (887,683)      9,147,933       8,925,593       (551,280)
                                      --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE IN NET ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6]..........................      16,291,683      13,702,273      21,856,622      12,500,355      13,523,927      27,067,880
                                      --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM EQUITY
  TRANSFERS [NOTE 7]................         302,045        (910,613)        327,110         285,561        (963,325)        311,412
                                      --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE IN NET ASSETS........      25,630,425      23,071,793      21,296,049      21,933,849      21,486,195      26,828,012

NET ASSETS:
  Beginning of year.................      61,705,322      38,633,529      17,337,480      70,374,137      48,887,942      22,059,930
                                      --------------  --------------  --------------  --------------  --------------  --------------
  End of year.......................  $   87,335,747  $   61,705,322  $   38,633,529  $   92,307,986  $   70,374,137  $   48,887,942
                                      --------------  --------------  --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------  --------------  --------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A3 AND A4.

                                       A2

                        NOTES TO FINANCIAL STATEMENTS OF
                PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT
                      FOR THE YEAR ENDED DECEMBER 31, 1996

NOTE 1:  GENERAL

Pruco Life PRUvider Variable Appreciable Account (the "Account") was established on July 10, 1992 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are two subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on ex-dividend date.

Equity of Pruco Life Insurance Company--Pruco Life maintains a position in the Account for the purpose of administering activity in the Account. The activity includes unit transactions, fund share transactions, and expense processing. Pruco Life monitors the balance daily and transfers funds based upon anticipated activity. At times, Pruco Life may owe an amount to the Account, which is reflected in Pruco Life's equity as a negative balance. The position does not have an effect on the Contract owner's account or the related unit value.

NOTE 3:  INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1996 were as follows:

                                           PORTFOLIOS
                                 ------------------------------
                                    FLEXIBLE      CONSERVATIVE
                                    MANAGED         BALANCED
                                 --------------  --------------
Number of shares:                   4,909,915        5,948,806
Net asset value per share:        $  17.78763      $  15.51706
Cost:                             $84,538,137      $89,765,498

NOTE 4:  CHARGES AND EXPENSES

A.   Mortality Risk and Expense Risk Charges

     The mortality risk and expense risk charges at an effective annual rate of 0.90% are applied daily against the net assets representing equity of Contract owners held in each subaccount. Mortality risk is that contract holders may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For 1996, the amount of these charges paid to Pruco Life was $1,391,951.

                                       A3

B.   Deferred Sales Charge

     Subsequent to a Contract owner redemption, a deferred sales charge is imposed upon surrenders of certain variable life insurance contracts to compensate Pruco Life for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the Contract was issued. No sales charge will be imposed after the tenth year of the Contract. No sales charge will be imposed on death benefits. For 1996, the amount of these charges paid to Pruco Life was $269,611.

C.   Cost of Insurance Charges

     Contract holder contributions are applied to the Account net of the following charges: transaction costs, premium taxes, sales loads, administrative charges, and death benefit risk charges. During 1996, Pruco Life received a total of $1,155,021, $2,187,535, $3,685,080, $8,169,343 and
     $147,942, respectively for these charges.

NOTE 5:  TAXES

Pruco Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Pruco Life. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded.

NOTE 6: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

Contract owner activity in the subaccounts of the Account, for the year ended December 31, 1996, was as follows:

                                                                                 SUBACCOUNTS
                                                                        ------------------------------
                                                                           FLEXIBLE      CONSERVATIVE
                                                                           MANAGED         BALANCED
                                                                        --------------  --------------
Contract Owner Contributions, net:                                       $ 33,219,329    $ 28,765,171
Contract Owner Redemptions:                                              $(17,425,707)   $(15,930,323)
Net Transfers from(to) other subaccounts or fixed rate option:           $    498,061    $   (334,493)

NOTE 7:  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Pruco Life to (from) the Account.

NOTE 8:  UNIT ACTIVITY

Transactions in units (including transfers among subaccounts), for the year ended December 31, 1996, were as follows:

                                                 SUBACCOUNTS
                                     ------------------------------------
             PORTFOLIO                   FLEXIBLE         CONSERVATIVE
            INFORMATION                   MANAGED           BALANCED
-----------------------------------  -----------------  -----------------
Contract Owner Contributions:          14,116,349.476     13,901,186.920
Contract Owner Redemptions:            (7,281,504.623)    (7,840,673.413)

NOTE 9:  PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Series Fund, Inc. were as follows:

                                                        PORTFOLIOS
                                               -----------------------------
                  PORTFOLIO                      FLEXIBLE      CONSERVATIVE
                 INFORMATION                      MANAGED        BALANCED
---------------------------------------------  -------------  --------------
For the year ended December 31, 1996
Purchases....................................   $15,321,000      $11,473,000
Sales........................................   $         0      $   (59,000)

                                       A4

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
Pruco Life PRUvider Variable Appreciable Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Flexible Managed Subaccount and Conservative Balanced Subaccount of Pruco Life PRUvider Variable Appreciable Account at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1996, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
March 31, 1997

                                       A5

INDEPENDENT AUDITORS' REPORT

To the Contract Owners of
Pruco Life PRUvider Variable Appreciable
Account and the Board of Directors
of Pruco Life Insurance Company
Newark, New Jersey

We have audited the accompanying statements of changes in net assets of Pruco Life PRUvider Variable Appreciable Account of Pruco Life Insurance Company (comprising, respectively, the Flexible Managed and Conservative Balanced subaccounts) for the periods presented for each of the two years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the changes in net assets of each of the respective subaccounts constituting the Pruco Life PRUvider Variable Appreciable Account for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                                       A6


                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION



                                                              DECEMBER 31,
                                                      1996                   1995
                                                   -----------            ------------
                                                                (000'S)
ASSETS
Fixed maturities
    Held to maturity                               $  405,731             $   437,727
    Available for sale                              2,236,817               2,144,854
Equity securities                                       3,748                   4,036
Mortgage loans                                         46,915                  64,464
Investment real estate                                      -                   4,059
Policy loans                                          639,782                 569,273
Other long term investments                             4,528                   4,159
Short term investments                                169,830                 228,016
                                                   -----------            ------------
    Total invested assets                           3,507,351               3,456,588
                                                   -----------            ------------
Cash                                                   73,766                  41,435
Deferred policy acquisition costs                     633,159                 566,976
Premiums due                                            9,084                   6,367
Accrued investment income                              62,110                  59,862
Receivable from affiliates                              1,901                   8,275
Federal income tax receivable                           7,191                   6,375
Reinsurance recoverable on unpaid losses               27,014                  27,914
Other assets                                           20,000                  12,578
Separate Account assets                             5,336,851               4,285,268
                                                   -----------            ------------
TOTAL ASSETS                                       $9,678,427              $8,471,638
                                                   ===========            ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Future policy benefits and other policyholders'
   liabilities                                     $  557,351             $   501,200
Policyholders' account balances                     2,188,862               2,218,330
Deferred federal income tax payable                   148,960                 141,048
Payable to affiliate                                   51,729                  41,584
Other liabilities                                      55,090                  37,387
Separate Account liabilities                        5,277,454               4,263,896
                                                   -----------            ------------
Total Liabilities                                   8,279,446               7,203,445
                                                   -----------            ------------
Contingencies - Note 9
Stockholder's Equity
Common Stock, $10 par value;
        1,000,000 shares, authorized;
        250,000 shares, issued and outstanding at
        December 31, 1996 and 1995                      2,500                   2,500
Paid-in-capital                                       439,582                 439,582
Net unrealized investment gains (less deferred
   income tax)                                         12,402                  30,836
Retained earnings                                     944,497                 795,275
                                                   -----------            ------------
Total Stockholder's Equity                          1,398,981               1,268,193
                                                   -----------            ------------
TOTAL LIABILITIES AND
STOCKHOLDER'S EQUITY                               $9,678,427              $8,471,638
                                                   ===========            ============





               SEE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS





                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                      1996       1995        1994
                                                   -----------------------------------
                                                                (000'S)
REVENUES
Premiums                                           $   51,525  $  42,089   $   22,689
Policy charges and fee income                         324,976    319,012      308,753
Net investment income                                 247,328    246,618      241,132
Realized investment gains (losses)                     10,835     13,200     (41,074)
Other income                                           20,818     26,986       13,259
                                                   -----------------------------------

Total Revenues                                        655,482    647,905      544,759
                                                   -----------------------------------

BENEFITS AND EXPENSES

Policyholders' benefits                               186,873    153,987      121,949
Interest credited to policyholders' account
   balances                                           118,246    126,926      113,711
Other operating costs and expenses                    122,006    134,790      179,173
                                                   -----------------------------------

Total Benefits and Expenses                           427,125    415,703      414,833
                                                   -----------------------------------

Income before income tax provision                    228,357    232,202      129,926
                                                   -----------------------------------

Income tax provision                                   79,135     79,558       48,031
                                                   -----------------------------------

NET INCOME                                         $  149,222  $ 152,644     $ 81,895
                                                   ===================================






                        SEE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY



                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                       1996       1995        1994
                                                   -----------------------------------
                                                                (000'S)
Common Stock

Balance, beginning of year                         $    2,500   $   2,500   $   2,500
Issued during year                                          -           -           -
                                                   -----------------------------------

Balance, end of year                                    2,500       2,500       2,500
                                                   -----------------------------------

Paid in Capital

Balance, beginning of year                            439,582     439,582     439,582
Paid in during year                                         -           -           -
                                                   -----------------------------------

Balance, end of year                                  439,582     439,582     439,582
                                                   -----------------------------------

Net Unrealized Investment Gains (Losses)
   (Less Deferred Income Tax)

Balance, beginning of year                             30,836      (1,349)          -
Adoption of SFAS 115                                        -     (39,762)          -
Net change in unrealized investment
   gains (losses)                                     (18,434)     71,947      (1,349)
                                                   -----------------------------------

Balance, end of year                                   12,402      30,836      (1,349)
                                                   -----------------------------------

RETAINED EARNINGS

Balance, beginning of year                            795,275     642,631     560,736
Net income                                            149,222     152,644      81,895
                                                   -----------------------------------

Balance, end of year                                  944,497     795,275     642,631
                                                   -----------------------------------

TOTAL STOCKHOLDER'S EQUITY                         $1,398,981  $1,268,193  $1,083,364
                                                   ===================================






                        SEE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED
                                                                                     DECEMBER 31,
                                                                          1996           1995            1994
                                                                    ------------------------------------------
                                                                                        (000'S)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                           $   149,222    $   152,644    $    81,895
Adjustments to reconcile net income to net cash from
     operating activities:
     Increase in future policy benefits and other policyholders'
         liabilities                                                      56,151         22,877         31,932
     General account policy fee income                                   (50,286)       (56,637)       (48,401)
     Interest credited to policyholders' account balances                118,246        126,926        113,711
     Net decrease (increase) in Separate Accounts                        (38,025)        (3,520)        (4,121)
     Net realized investment (gains) losses                              (10,835)       (13,200)        41,074
     Amortization and other non-cash items                                26,709         (8,106)         6,228
     Change in:
         Accrued investment income                                        (2,248)          (480)        (2,597)
         Premiums due                                                     (2,717)        (1,957)        (1,374)
         Receivable from affiliates                                        6,374           (758)          (637)
         Note receivable from affiliate                                     --             --           50,000
         Deferred policy acquisition costs                               (66,183)        31,318         34,124
         Federal income tax receivable                                      (816)        12,031        (28,908)
         Other assets                                                     (6,522)       (12,689)       (11,121)
         Payable to affiliate                                             10,145         11,327        (24,029)
         Deferred federal income tax payable                               7,912         30,779           --
         Other liabilities                                                17,703        (61,306)        (5,293)
                                                                     -----------------------------------------
Cash Flows From Operating Activities                                     214,830        229,249        232,483
                                                                     -----------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Held to maturity                                          138,127        144,898      2,710,423
               Available for sale                                      3,886,254      1,886,687           --
         Equity securities                                                 7,527          5,557          1,910
         Mortgage loans                                                   19,226          7,395         10,821
         Other long term investments                                         288          1,559            607
         Investment real estate                                            4,488          2,926          8,677
     Payments for the purchase of:
         Fixed maturities:
               Held to maturity                                         (114,494)      (135,092)    (2,561,082)
               Available for sale                                     (4,008,810)    (1,741,139)          --
         Equity securities                                                (4,697)        (4,279)        (2,436)
         Mortgage loans                                                     --             --          (35,276)
         Other long term investments                                        (657)        (1,674)        (1,584)
     Policy loans                                                        (70,509)       (75,411)       (73,591)
     Net proceeds (payments) of short term investments                    58,186        (36,482)         9,845
                                                                     -----------------------------------------
Cash Flows From Investing Activities                                     (85,071)        54,945         68,314
                                                                     -----------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                       536,370         95,039        114,105
          Withdrawals (net of transfers to/from separate accounts)      (633,798)      (365,578)      (387,793)
                                                                     -----------------------------------------
Cash Flows From Financing Activities                                     (97,428)      (270,539)      (273,688)
                                                                     -----------------------------------------
     Net increase in Cash                                                 32,331         13,655         27,109
     Cash, beginning of year                                              41,435         27,780            671
                                                                     -----------------------------------------
CASH, END OF YEAR                                                    $    73,766    $    41,435    $    27,780
                                                                     =========================================
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes paid                                              $    61,760    $    53,107    $    56,089
                                                                     =========================================



               SEE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994

    1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRINCIPLES

    A.  Principles of Consolidation

    The accompanying consolidated financial statements include the accounts of Pruco Life Insurance Company (Pruco Life), a stock life insurance company, and its subsidiaries (collectively, the Company). Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual life insurance company. The Company markets individual life insurance and deferred annuities primarily through Prudential's sales force in the United States, and in Taiwan. All significant intercompany balances and transactions have been eliminated in consolidation.

    B.  Basis of Presentation

    The Financial Accounting Standards Board (FASB) issued Interpretation No. 40 "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", as amended by Statement of Financial Accounting Standards (SFAS) No. 120 "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", effective for fiscal years beginning after December 15, 1995. Financial statements of mutual life insurance companies, and their wholly owned stock life insurance subsidiaries, for periods beginning after December 15, 1995 which are prepared on the basis of statutory accounting practices will no longer be characterized as in conformity with generally accepted accounting principles (GAAP). As a result, the Company has prepared its 1996 consolidated financial statements in accordance with all applicable GAAP pronouncements. The 1995 and 1994 consolidated financial statements, which were previously prepared on the statutory basis of accounting, have been restated in accordance with GAAP. The cumulative effect of adopting GAAP as of January 1, 1994 was an increase in retained earnings of $378.3 million. See Note 7 for a reconciliation of the Company's surplus and net income determined in accordance with statutory accounting practices with equity and net income determined on a GAAP basis.

    On January 1, 1995, the Company adopted SFAS 115, "Accounting for Certain Investments in Debt and Equity Securities," which expanded the use of fair value accounting for those securities that a company does not have positive intent and ability to hold to maturity. Implementation of this statement decreased stockholder's equity by $39.8 million net of deferred income tax benefit of $21.4 million. In 1994 prior to the adoption of SFAS 115, all fixed maturities were carried at amortized cost.

    C.  Investments

    Fixed Maturities - Securities held to maturity are those that the Company has the positive intent and ability to hold to maturity and are principally reported at amortized cost. Amortized cost is adjusted to estimated fair value for impairments which are deemed to be other than temporary.

    Where the Company may not have the positive intent to hold fixed maturities until maturity, the securities are classified as "Available for Sale." These securities are reported at market value based principally on their quoted market prices. The associated unrealized gains and losses, net of income taxes and deferred policy acquisition costs, are included as a component of equity or if deemed to be other than temporary, are included as a realized loss.

    Equity Securities consist primarily of common and preferred stocks. Marketable equity securities are reported at market value based principally on their quoted market prices. Cost basis of the equity securities is $3.9 million and $5.3 million as of December 31, 1996 and 1995, respectively. The associated unrealized gains and losses are included as a component of equity.

    Mortgage Loans and Policy Loans are stated primarily at unpaid principal balances, net of unamortized discounts. Interest income is recognized as net investment income earned.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


    Investment Real Estate acquired through foreclosure during 1994 was sold in 1996 for $4.5 million.

    Other Long Term Investments, which consist of limited partnerships, are valued at the aggregate net equity in the partnerships. Certain investments in this category were non-income producing at December 31, 1995. These investments were $.3 million at December 31, 1995. There were no non-income producing investments at December 31, 1996 and 1994.

    Partnership and joint venture interests in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting. Non real estate related interests of $4.5 million and $4.1 million are included in other long term investments, at December 31, 1996 and 1995, respectively. The Company's share of net income from such entities was $1.4 million, $.3 million, and $1.9 million for the years ended December 31, 1996, 1995, and 1994, respectively, and is reported in net investment income.

    Realized investment gains and losses are reported based on specific identification of the investments sold.

    Short-term investments are fixed maturities that mature within one year, and are reported at estimated fair value.

    D.  Revenue Recognition and Related Expenses

    Universal life contracts are long duration life insurance contracts that involve significant mortality and morbidity risk with both fixed and guaranteed terms. Investment contracts are long duration contracts that do not subject the insurance enterprise to risks arising from policyholder mortality or morbidity. Amounts received as payments for these contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist primarily of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration fees and surrender charges. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums, policy benefits and claims from traditional life and annuity policies, generally are recognized in operations when due.

    E.  Deferred Policy Acquisition Costs

    Acquisition costs consist of commissions and other costs which vary with and are primarily related to the production or acquisition of new business. Acquisition costs related to universal life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality, expense margins and surrender charges based on historical and anticipated future experience. Amortization of deferred policy acquisition costs was $9.3 million, $54.4 million, and $76.0 million for the years ended December 31, 1996, 1995, and 1994, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect on the deferred policy acquisition asset that would result from realization of unrealized investment gains (losses) is recognized with an offset to unrealized investment gains (losses) in consolidated stockholder's equity.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


    F.   Future Policy Benefits and Policyholders' Account Balances

    Benefit reserve liabilities for payout annuities such as matured deferred annuities and supplementary contracts represent the present values of estimated future benefits payments and related expenses. Present values for these contracts are computed using interest rates ranging from 6.5% to 11%. The mortality assumption for these contracts is the 83 IAM tables. Reserves for supplementary benefits are stated at interest rates that vary from 4% to 6.5% using mortality and morbidity assumptions either from company experience or various actuarial tables.

    When liabilities for future policy benefits plus the present value of expected future gross deposits are insufficient to provide expected future policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter, if required, a premium deficiency reserve is established as a charge to income.

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross deposits plus interest credited less expense and mortality charges and withdrawals.

    Interest crediting rates on life insurance products range from 3.35% to 7%.


    G.  Separate Accounts

    Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

    All Separate Account assets are carried at market value. Deposits to all Separate Accounts are reported as increases in Separate Account liabilities, which equal the Separate Account policy account fund values. Charges assessed against Policyholders' account balances for mortality, policy administration and surrender charges are included in policy charges and fee income. Mortality and expense risk charges are applied against the Policyholders' account balance. The Separate Account assets are legally segregated and are not subject to claims that arise out of any other business of the Company.

    H.  Estimates

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994



2.  FIXED MATURITIES

Gross unrealized gains and losses for securities classified as Held to Maturity and Available for Sale, by major security type, are as follows:

                                                DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------
                                                        Gross           Gross
                                       Amortized      Unrealized      Unrealized            Fair
(000's)                                  Cost           Gains           Losses             Value
---------------------------------------------------------------------------------------------------
Held to Maturity
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies                $       -       $       -       $       -       $       -

Foreign government bonds                         -               -               -               -

Corporate securities                       405,731          10,947             576         416,102

Mortgage-backed securities                       -               -               -               -

Other fixed maturities                           -               -               -               -

---------------------------------------------------------------------------------------------------
Total                                    $ 405,731       $  10,947       $     576       $ 416,102
---------------------------------------------------------------------------------------------------





                                                DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------
                                                        Gross           Gross
                                       Amortized      Unrealized      Unrealized            Fair
(000's)                                  Cost           Gains           Losses             Value
---------------------------------------------------------------------------------------------------
Available For Sale
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies              $    32,055       $      30        $    174    $     31,911

Foreign government bonds                    90,447             857             205          91,099

Corporate securities                     2,087,250          30,365           4,206       2,113,409

Mortgage-backed securities                     398               -               -             398

Other fixed maturities                           -               -               -               -

---------------------------------------------------------------------------------------------------
Total                                  $ 2,210,150       $  31,252        $  4,585    $  2,236,817
---------------------------------------------------------------------------------------------------


                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994




                                                DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------
                                                        Gross           Gross
                                       Amortized      Unrealized      Unrealized            Fair
(000's)                                  Cost           Gains           Losses             Value
---------------------------------------------------------------------------------------------------
Held to Maturity
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies              $         -     $         -     $         -      $        -

Foreign government bonds                         -               -               -               -

Corporate securities                       437,727          18,629           1,805         454,551

Mortgage-backed securities                       -               -               -               -

Other fixed maturities                           -               -               -               -

---------------------------------------------------------------------------------------------------
Total                                  $   437,727     $    18,629     $     1,805      $  454,551
---------------------------------------------------------------------------------------------------





                                                DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------
                                                        Gross           Gross
                                       Amortized      Unrealized      Unrealized            Fair
(000's)                                  Cost           Gains           Losses             Value
---------------------------------------------------------------------------------------------------
Available For Sale
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies             $    324,854     $     6,830     $        61    $    331,623

Foreign government bonds                    73,042           3,055               -          76,097

Corporate securities                     1,507,248          54,545           2,168       1,559,625

Mortgage-backed securities                 169,190           8,717             398         177,509

Other fixed maturities                           -               -               -               -

---------------------------------------------------------------------------------------------------
Total                                 $  2,074,334     $    73,147     $     2,627    $  2,144,854
---------------------------------------------------------------------------------------------------


                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994



The amortized cost and estimated fair value of fixed maturities at December 31, 1996, categorized by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties.



                                DECEMBER 31, 1996
------------------------------------------------------------------------------
                                                                     Estimated
                                                        Amortized       Fair
(000's)                                                    Cost        Value
------------------------------------------------------------------------------
Held to Maturity

Due in one year or less                                $   28,653   $   28,762

Due after one year through five years                     156,013      158,183

Due after five years through ten years                    194,765      202,766

Due after ten years                                        26,300       26,391

Mortgage-backed securities                                   --           --
------------------------------------------------------------------------------

Total                                                  $  405,731   $  416,102
------------------------------------------------------------------------------




                                DECEMBER 31, 1996
------------------------------------------------------------------------------
                                                                     Estimated
                                                        Amortized       Fair
(000's)                                                    Cost        Value
------------------------------------------------------------------------------
Available For Sale

Due in one year or less                                $  130,400   $  131,301

Due after one year through five years                   1,561,854    1,578,979

Due after five years through ten years                    398,090      404,920

Due after ten years                                       119,408      121,219

Mortgage-backed securities                                    398          398
------------------------------------------------------------------------------

Total                                                  $2,210,150   $2,236,817
------------------------------------------------------------------------------


Proceeds from the sale of fixed maturities during 1996, 1995, and 1994 were $3.8 billion, $1.8 billion, and $2.6 billion, respectively. Gross gains of $28.7 million, $28.8 million, and $16.8 million and gross losses of $19.7 million, $17.5 million, and $49.8 million were realized on those sales during 1996, 1995, and 1994, respectively.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994

3.  Net Investment Income                                         YEAR ENDED
                                                                  DECEMBER 31,
                                                        1996         1995         1994
                                             -------------------------------------------
                                                                    (000'S)
Net investment income consists of:
  Gross investment income
       Fixed maturities
            Held to maturity                         $  33,419    $  33,458    $ 196,909
            Available for sale                         152,445      160,740         --
       Equity securities                                    44          104           14
       Mortgage loans                                    5,669        7,757        4,041
       Investment real estate                              613          647        2,146
       Policy loans                                     33,449       29,775       25,692
       Short term investments                           16,780       15,092       12,676
       Other                                             9,438        3,949        5,075
                                             -------------------------------------------
                                                       251,857      251,522      246,553
  Investment expenses                                   (4,529)      (4,904)      (5,421)
                                             ===========================================
  Net investment income                              $ 247,328    $ 246,618    $ 241,132
                                             ===========================================


4.  Investment Gains (Losses)
                                                                  YEAR ENDED
                                                                  DECEMBER 31,
                                                        1996         1995         1994
                                             -------------------------------------------
                                                                    (000'S)
Realized investment gains (losses)
       Fixed maturities - Available for sale         $   9,036    $  11,359    $ (38,180)
       Equity securities                                   781        2,020          503
       Mortgage loans                                    1,677          (90)      (4,581)
       Investment real estate                              487          (99)       1,184
       Other                                            (1,146)          10         --
                                             -------------------------------------------

Realized investment gains (losses)                   $  10,835    $  13,200    $ (41,074)
                                             ===========================================


                                                                  YEAR ENDED
                                                                  DECEMBER 31,
                                                          1996         1995         1994
                                             -------------------------------------------
                                                                    (000'S)
Net unrealized investment gains
    (losses), beginning of period                    $  30,836    $  (1,349)   $    --

Net unrealized investment gains (losses)
    Fixed maturities - Available for sale              (43,853)     131,712         --
    Equity securities                                    1,403          827       (2,108)
                                             -------------------------------------------
                                                       (42,450)     132,539       (2,108)

Deferred income tax benefit (provision)                 15,398      (47,714)         759
Deferred policy acquisition costs
    (net of deferred income taxes)                       8,618      (12,878)        --
                                             -------------------------------------------
Net change in unrealized
    investment gains (losses)                          (18,434)      71,947       (1,349)

Adoption of SFAS 115                                      --        (39,762)        --

                                             -------------------------------------------
Net unrealized investment gains
    (losses), end of period                          $  12,402    $  30,836       (1,349)
                                             ===========================================

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


5.  Fair Value Information

The fair value amounts have been determined by the Company using available information and reasonable valuation methodologies. Considerable judgment is applied, as necessary, in interpreting data to develop the estimates of fair value. Accordingly, the estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values.

The following methods and assumptions were used in calculating the fair values.

Fixed Maturities - Fair values for fixed maturities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve adjusted for the type of issue, its current quality and its remaining average life.

Equity Securities - Fair value is based on quoted market prices.

Mortgage Loans - The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

Policy Loans - The estimated fair value is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

Policyholders' Account Balances - Fair values for policyholders' account balances are equal to the policy account values.

Short-term Investments - Fair values for short-term investments are based on quoted market prices or estimates from independent pricing services.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995:

                                                           1996                                1995
                                            CARRYING VALUE      FAIR VALUE        CARRYING VALUE      FAIR VALUE
                                            --------------      ----------        --------------      ----------
                                                                         (000'S)
Financial Assets:
     Fixed maturities:
          Held to maturity                 $     405,731   $     416,102         $     437,727   $     454,551
          Available for sale                   2,236,817       2,236,817             2,144,854       2,144,854
     Mortgage loans                               46,915          46,692                64,464          63,635
     Policy loans                                639,782         623,218               569,273         577,975
     Equity securities                             3,748           3,748                 4,036           4,036
     Short-term investments                      169,830         169,830               228,016         228,016

Financial Liabilities:
     Policyholders'
        account balances                   $   2,188,862   $   2,188,862         $   2,218,330   $   2,218,330

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


6.  Income Taxes

The Company is a member of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. The Internal Revenue Code limits the amount of nonlife insurance losses that may offset life insurance company taxable income. Companies operating outside the United States are taxed under applicable foreign statutes.

Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. The Company has a net receivable from Prudential of $7.2 million and $6.4 million as of December 31, 1996 and 1995, respectively.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes.


The components of income taxes are as follows:

                                                     YEAR ENDED
                                                    DECEMBER 31,
                                             1996       1995       1994
                                    -------------------------------------
                                                       (000'S)
Current income tax provision:
   Federal income tax                      $ 59,489   $ 65,131   $ 59,641
   State and local income tax                   703      1,876      3,036
   Foreign income tax                             4          7          7
                                    -------------------------------------
   Total current income tax                  60,196     67,014     62,684
Deferred income tax provision
     (benefit):
   Federal income tax                        18,413     12,196    (14,246)
   State and local income tax                   526        348       (407)
                                    -------------------------------------
   Total deferred income tax                 18,939     12,544    (14,653)
                                    -------------------------------------
Total income tax provision                 $ 79,135   $ 79,558   $ 48,031
                                    =====================================



The income tax provision is different from the amount computed using the expected federal income tax rate of 35% for the following reasons:

                                                      YEAR ENDED
                                                     DECEMBER 31,
                                              1996       1995       1994
                                      -------------------------------------
                                                        (000'S)

Expected federal income tax expense        $ 79,926    $ 81,271    $ 45,474
State income taxes                            1,229       2,224       2,629
Other                                        (2,020)     (3,937)        (72)
                                      =====================================
Total income tax provision                 $ 79,135    $ 79,558    $ 48,031
                                      =====================================

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994



The components of net deferred income taxes payable are as follows:

                                                    YEAR ENDED
                                                   DECEMBER 31,
                                              1996              1995
                                        ------------------------------
                                                      (000'S)
Deferred Income Tax Assets
Insurance liabilities                      $  38,532         $  40,732
Other                                           --                --
                                        ------------------------------
Total deferred income tax assets           $  38,532         $  40,732
                                        ==============================

Deferred Income Tax Liabilities
Deferred acquisition costs                 $ 173,785         $ 153,526
Net investment gains                          12,502            28,157
Other                                          1,205                97
                                        ------------------------------
Total deferred income tax liabilities        187,492           181,780
                                        ------------------------------
Deferred federal income tax payable        $ 148,960         $ 141,048
                                        ==============================



The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service is examining the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


    7.  Stockholder's Equity Reconciliation

    The reconciliation of statutory net income to GAAP net income, and statutory surplus to GAAP equity as of December 31, 1996, 1995, and 1994 are as follows:

                                                   1996               1995               1994
                                        ---------------------------------------------------------
                                                                 (000'S)
Statutory net income                           $    73,847        $   157,751        $    52,955
     Deferred acquisition costs                     48,862             (6,103)           (34,124)
     Deferred premium                                1,295               (743)             1,122
     Insurance liabilities                          10,211             22,890             31,780
     Income taxes                                   (7,780)           (27,669)            42,755
     Interest maintenance reserve                      365              5,480            (24,704)
     Separate accounts and other                    22,422              1,038             12,111
                                        ---------------------------------------------------------
GAAP net income                                $   149,222        $   152,644        $    81,895
                                        =========================================================


Statutory surplus                              $   901,645        $   829,022        $   676,087
     Investment valuation                           26,678             70,776                  -
     Deferred acquisition costs                    633,159            566,976            598,294
     Deferred premium                              (11,859)           (13,154)           (12,412)
     Insurance liabilities                        (124,781)          (153,995)           (71,076)
     Income taxes                                 (124,823)          (128,070)           (82,167)
     Asset valuation reserve and interest
           maintenance reserve                      68,733             64,551             23,690
     Other                                          30,229             32,087            (49,052)
                                        ---------------------------------------------------------
GAAP stockholder's equity                      $ 1,398,981        $ 1,268,193        $ 1,083,364
                                        =========================================================



    The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


    8.  Related Party Transactions

    A.  Service Agreements

    The Company, Prudential, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $102 million, $98 million and $78 million for the years ended December 31, 1996, 1995, and 1994, respectively.

    B.  Pension Plans

    The Company is a wholly-owned subsidiary of Prudential which sponsors several defined benefit pension plans that cover substantially all of its employees. Benefits are generally based on career average earnings and credited length of service. Prudential's funding policy is to contribute annually the amount necessary to satisfy the Internal Revenue Service contribution guidelines.

    No pension expense for contributions to the plan was allocated to the Company in 1996, 1995, or 1994 because the plan was subject to the full funding limitation under the Internal Revenue Code.

    C.  Postretirement Life and Health Benefits

    Prudential also sponsors certain life insurance and health care benefits for its retired employees. Substantially all employees may become eligible to receive a benefit if they retire after age 55 with at least 10 years of service. Prudential elected to amortize its obligation over twenty years. A provision for contributions to the postretirement fund is included in the net cost of services allocated to the Company discussed above for the years ended December 31, 1996, 1995, and 1994.

    D.  Reinsurance

    The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically: reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1996, 1995, and 1994.

    9.  Contingencies

    Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

    10.  Dividends

    The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1996, the Company would be permitted a maximum of $48 million in dividend distribution in 1997, all of which could be paid in cash, without approval from The State of Arizona Department of Insurance.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of
Pruco Life Insurance Company


In our opinion, the accompanying consolidated statement of financial position and the related consolidated statements of operations, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1996, and the results of their operations and their cash flows for the year in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP
--------------------------
PRICE WATERHOUSE LLP
New York, New York
March 21, 1997

INDEPENDENT AUDITORS' REPORT


To The Board of Directors of
Pruco Life Insurance Company
Newark, New Jersey


We have audited the accompanying consolidated statement of financial position of Pruco Life Insurance Company and subsidiaries as of December 31, 1995, and the related consolidated statements of operations, stockholder's equity and cash flows for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements presents fairly, in all material respects, the consolidated financial position of Pruco Life Insurance Company and subsidiaries as of December 31, 1995, and the consolidated results of operations and cash flows for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company has retroactively adopted all applicable generally accepted accounting principles relating to stock life insurance subsidiaries of mutual life insurance companies and has changed, as of January 1, 1995, the method of accounting for fixed maturity investments.


/s/ DELOITTE & TOUCHE LLP
Parsippany, N.J.
December 19, 1996

PRUVIDER(SM)
VARIABLE APPRECIABLE LIFE(R)
INSURANCE CONTRACT




PRUDENTIAL

PRUCO LIFE INSURANCE COMPANY
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 437-4016, Extension 46

A Subsidiary of The Prudential Insurance Company of America

                  PRUVIDER VARIABLE

                  APPRECIABLE LIFE(R)

                  INSURANCE

                  MAY 1, 1997

                  PROSPECTUS

                  THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT AND THE PRUDENTIAL SERIES FUND, INC.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

SVAL-2 ED 5/97
CATALOG NO. 640189U

PROSPECTUS

MAY 1, 1997

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

PRUVIDER(SM)
VARIABLE APPRECIABLE LIFE(R)
INSURANCE CONTRACT

This prospectus describes a variable life insurance contract issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Pruco Life of New Jersey calls this contract its PRUVIDER(sm) Variable APPRECIABLE LIFE(R) Insurance Contract* (the "Contract"). The Contract provides whole-life insurance protection. The death benefit varies daily with investment experience but will never be less than a guaranteed minimum amount (the face amount specified in the Contract). The Contract also generally provides a cash surrender value which does not have a guaranteed minimum amount.

The assets held for the purpose of paying benefits under these and other similar contracts are segregated from the other assets of Pruco Life of New Jersey and are invested in one or both of the current subaccounts of the Pruco Life of New Jersey Variable Appreciable Account (from now on, the "Account"). In this case, the assets will be invested in the corresponding portfolio of The Prudential Series Fund, Inc. (from now on, the "Series Fund"). The two portfolios of the Series Fund currently available to Contract owners are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. The Contract owner may also choose to have the assets invested in a FIXED-RATE OPTION. This prospectus describes the Contract generally, the Pruco Life of New Jersey Variable Appreciable Account and the securities issued by the Series Fund.

Although it is advantageous to the purchaser to pay a Scheduled Premium amount on the dates due, which are at least once a year but may be more often, purchasers have flexibility as to when and in what amounts they pay premiums.

Before you sign an application to purchase this life insurance contract, you should read this prospectus with care and have any questions you may have answered by your Pruco Life of New Jersey representative. If you do purchase the Contract, you should retain this prospectus for future reference, together with the Contract itself that you will receive.

Additional information about the contract and the Series Fund is set forth in a separate Statement of Additional Information which is incorporated by reference into this prospectus. It is available without charge upon request to the Pruco Life Insurance Company of New Jersey at the address shown below.


THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN THE INTEREST OF THE CUSTOMER. IN MOST CASES, WHEN A CUSTOMER REQUIRES ADDITIONAL COVERAGE, A NEW POLICY SUPPLEMENTING THE EXISTING POLICY SHOULD BE REQUESTED, THEREBY PROTECTING THE BENEFITS OF THE ORIGINAL POLICY. IF YOU ARE CONSIDERING REPLACING A POLICY, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING POLICY WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT WITH A QUALIFIED TAX ADVISOR.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                              213 Washington Street
                          Newark, New Jersey 07102-2992

                       Telephone: (800) 437-4016, Ext. 46

*PRUVIDER is a service mark of Prudential.
 APPRECIABLE LIFE is a registered mark of Prudential.
SVAL-2 Ed. 5-97

                                TABLE OF CONTENTS

                                                                                   Page
                                                                                   ----

INTRODUCTION AND SUMMARY..............................................................1
      BRIEF DESCRIPTION OF THE CONTRACT...............................................1
      BALANCED PORTFOLIOS.............................................................3
            CONSERVATIVE BALANCED PORTFOLIO...........................................3
            FLEXIBLE MANAGED PORTFOLIO................................................3
      FIXED-RATE OPTION...............................................................3
      TRANSFERS BETWEEN INVESTMENT OPTIONS............................................3
      THE SCHEDULED PREMIUM...........................................................3
      PAYMENT OF HIGHER PREMIUMS......................................................3
      CONTRACT LOANS..................................................................3
      PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACTS..........................3

FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS OF THE SERIES FUND.............................4

PORTFOLIO RATES OF RETURN.............................................................6

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED PREMIUMS.......7

GENERAL INFORMATION ABOUT PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
      AND THE FIXED-RATE OPTION.......................................................8
      PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT...........................8
      THE FIXED-RATE OPTION...........................................................8

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS..................................9
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT.........................................9
      SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"....................................9
      CONTRACT FEES AND CHARGES.......................................................9
            Deductions from Premiums..................................................9
            Deductions from Portfolios................................................9
            Monthly Deductions from Contract Fund....................................10
            Daily Deduction from the Contract Fund...................................11
            Surrender or Withdrawal Charges..........................................11
            Transaction Charges......................................................12
      CONTRACT DATE..................................................................12
      PREMIUMS.......................................................................12
      ALLOCATION OF PREMIUMS.........................................................13
      TRANSFERS......................................................................13
      HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE.......................14
      HOW A CONTRACT'S DEATH BENEFIT WILL VARY.......................................14
      CONTRACT LOANS.................................................................15
      SURRENDER OF A CONTRACT........................................................15
      LAPSE AND REINSTATEMENT........................................................15
            Fixed Extended Term Insurance............................................16
            Fixed Reduced Paid-Up Insurance..........................................16
            Variable Reduced Paid-Up Insurance.......................................16
            What Happens If No Request Is Made?......................................16
      PAID-UP INSURANCE OPTION.......................................................16
      REDUCED PAID-UP INSURANCE OPTION...............................................17
      WHEN PROCEEDS ARE PAID.........................................................17
      LIVING NEEDS BENEFIT...........................................................17
            Terminal Illness Option..................................................18
      VOTING RIGHTS..................................................................18
      REPORTS TO CONTRACT OWNERS.....................................................19
      TAX TREATMENT OF CONTRACT BENEFITS.............................................19
            Treatment as Life Insurance..............................................19
            Pre-Death Distributions..................................................19
            Other Tax Consequences...................................................20
      OTHER CONTRACT PROVISIONS......................................................20

FURTHER INFORMATION ABOUT THE SERIES FUND............................................20


                                                                                   PAGE
                                                                                   ----


INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.................................20
      BALANCED PORTFOLIOS............................................................21
            Conservative Balanced Portfolio..........................................21
            Flexible Managed Portfolio...............................................22
      FOREIGN SECURITIES.............................................................23
      RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED BELOW
      INVESTMENT GRADE...............................................................23
      OPTIONS, FUTURES CONTRACTS AND SWAPS...........................................24
      SHORT SALES....................................................................24
      REPURCHASE AGREEMENTS..........................................................25
      REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.................................25
      LOANS OF PORTFOLIO SECURITIES..................................................25

INVESTMENT RESTRICTIONS APPLICABLE TO THE PORTFOLIOS.................................25

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES......................................26
      PORTFOLIO BROKERAGE AND RELATED PRACTICES......................................26

STATE REGULATION.....................................................................26

EXPERTS..............................................................................26

LITIGATION...........................................................................27

EXPANDED TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....................27

ADDITIONAL INFORMATION...............................................................28

FINANCIAL STATEMENTS.................................................................29

FINANCIAL STATEMENTS OF THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT....A1

FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY ..................B1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE SERIES FUND.

                            INTRODUCTION AND SUMMARY

This section provides only an overview of the more significant provisions of the Contract. It omits details which are provided in the rest of this prospectus, as well as in a Statement of Additional Information which is available to you upon request without charge. A description of the contents of that Statement of Additional Information is on page 27.

As you read this prospectus you should keep in mind that you are considering the purchase of a life insurance contract. Because it is VARIABLE LIFE INSURANCE - and variable life insurance has significant investment aspects and requires you to make investment decisions - it is also a "security." That is why you have been given this prospectus. Securities which are offered to the public must be registered with the Securities and Exchange Commission, and the prospectus that is a part of the registration statement must be given to all prospective buyers. But because a substantial part of your premium pays for life insurance that will pay to your beneficiary, in the event of your death, an amount far exceeding your total premium payments, you should not buy this contract unless a major reason for the purchase is to provide life insurance protection. Because the contract provides whole-life or permanent insurance, it also serves a second important objective. It can be expected to provide an increasing cash surrender value that can be used during your lifetime.

BRIEF DESCRIPTION OF THE CONTRACT

The PRUVIDER Variable APPRECIABLE LIFE Contract (referred to from now on as the "Contract") is issued and sold by the Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities only in the States of New Jersey and New York. These Contracts are not offered in any state in which the necessary approvals have not yet been obtained.


Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which in turn is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. As of December 31, 1996, Prudential has invested $127 million in Pruco Life of New Jersey through its subsidiary Pruco Life Insurance Company in connection with Pruco Life of New Jersey's organization and operation. Prudential intends from time to time to make additional capital contributions to Pruco Life of New Jersey as needed to enable it to meet its reserve requirements and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life of New Jersey's financial statements begin on page B1 and should be considered only as bearing upon Pruco Life of New Jersey's ability to meet its obligations under the Contracts.


The Contract is a form of flexible premium variable life insurance. It is built around a Contract Fund, the amount of which changes every business day. That amount represents the value of your Contract on that day although you will have to pay a surrender charge if you decide to surrender the Contract during the first ten Contract years.

A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. Pruco Life of New Jersey has established a separate account, like a separate division within the Company, called the Pruco Life of New Jersey Variable Appreciable Account. Whenever you pay a premium, Pruco Life of New Jersey first deducts certain charges (described below) and, unless you decide otherwise puts the remainder - often called the "net premium" - into the Account, where it is combined with the net premiums from all other contracts like this one. The money in the Account, including your Contract Fund, is then invested in the following way. The Account is divided into 2 subaccounts and you must decide which one[s] will hold the assets of your Contract Fund. The money allocated to each subaccount is immediately invested in a corresponding portfolio of The Prudential Series Fund, Inc. Those two portfolios -- called the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO -- differ in the amount of risk associated with them and are described in more detail below.

Because the assets that relate to the Contract may be invested in these variable investment options, the Contract offers an opportunity for your cash surrender value to appreciate more rapidly than it would under comparable fixed-benefit whole-life insurance. You, however, must accept the risk that if investment performance is unfavorable the cash surrender value may not appreciate as rapidly and, indeed, may decrease in value. If you prefer to avoid this risk you may elect to allocate part or all of the net premiums in a fixed-rate option under which a stated interest rate is credited to the amount of your Contract Fund allocated to that option. See THE FIXED-RATE OPTION, page 8.

Pruco Life of New Jersey deducts certain charges from each premium payment and from the amounts held in the designated investment options. In addition, Pruco Life of New Jersey makes certain additional charges if a Contract lapses or is surrendered during the first 10 Contract years. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CONTRACT

FEES AND CHARGES on page 9. In brief, and subject to that fuller description, the following diagram outlines the charges which may be made:

                                   PREMIUM PAYMENT


                             o less charge for taxes
                               attributable to premiums

                             o less $2 processing fee



                               INVESTED PREMIUM AMOUNT

o To be invested in one or a combination of:
  o The Conservative Balanced Portfolio
  o The Flexible Managed Portfolio
  o The Fixed-Rate Option


                                    DAILY CHARGES

   o A daily charge equivalent to an annual rate of up to 0.9% is deducted from the assets of the subaccounts for mortality and expense risks.

   o Management fees and expenses are deducted from the assets of the Series Fund. See DEDUCTIONS FROM PORTFOLIOS, page 9.



                                   MONTHLY CHARGES

   o A sales charge is deducted from the Contract Fund in the amount of 1/2 of 1% of the primary annual premium.

   o The Contract Fund is reduced by a guaranteed minimum death benefit risk charge of not more than $0.01 per $1,000 of the face amount of insurance.

   o The Contract Fund is reduced by an administrative charge of up to $6 per Contract and up to $0.19 per $1,000 of face amount of insurance (currently, on a non-guaranteed basis, the $0.19 charge is decreased to $0.09 per $1,000); if the face amount of the Contract is less than $10,000, there is an additional charge of $0.30 per $1,000 of face amount.

   o A charge for anticipated mortality is deducted, with the maximum charge based on the non-smoker/smoker 1980 CSO Tables.

   o If the Contract includes riders, a deduction from the Contract Fund will be made for charges applicable to those riders; a deduction will also be made if the rating class of the insured results in an extra charge.



                             POSSIBLE ADDITIONAL CHARGES

   o If the Contract lapses or is surrendered during the first 10 years, a contingent deferred sales charge is assessed; the maximum contingent deferred sales charge during the first 5 years is 50% of the first year's primary annual premium but this charge is both subject to other important limitations and reduced for Contracts that have been in force for more than 5 years.

   o If the Contract lapses or is surrendered during the first 10 years, a contingent deferred administrative charge is assessed; during the first 5 years, this charge equals $5 per $1,000 of face amount and it begins to decline uniformly after the fifth Contract year so that it disappears on the tenth Contract anniversary.

   o An administrative processing charge of $15 will be made in connection with each withdrawal of excess cash surrender value.

Because of the charges listed above, and in particular because of the significant charges deducted upon early surrender or lapse, you should purchase a Contract only if you intend and have the financial capability to keep it in force for a substantial period.

When you first buy the Contract you give instructions to Pruco Life of New Jersey as to what combination of the three investment options you wish your Contract Fund invested. Thereafter you may make changes in these allocations either in writing or by telephone. The investment objectives of the portfolios, described more fully starting on page 20 of this prospectus, and of the fixed-rate option are as follows:

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor who desires diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total investment return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

FIXED-RATE OPTION

Guarantee against loss of principal plus income at a rate which may change at yearly intervals, but will never be lower than an effective annual rate of 4%.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may at any time change the instructions for the allocation of your premiums to the various investment options. You may also transfer amounts held in one option to another. There are restrictions upon transfers out of the fixed-rate option which under certain circumstances Pruco Life of New Jersey may waive.

THE SCHEDULED PREMIUM

Your Contract sets forth an annual Scheduled Premium, or one that is payable more frequently, such as monthly. Pruco Life of New Jersey guarantees that, if the Scheduled Premiums are paid when due (or if missed premiums are paid later, with interest), the death benefit will be paid upon the death of the insured. The Contract will not lapse even if investment experience is unexpectedly so unfavorable that the Contract Fund value drops to below zero.

The amount of the scheduled premium depends on the Contract's face amount, the insured's sex (except where unisex rates apply) and age at issue, the insured's risk classification, the rate for taxes attributable to premiums, and the frequency of premium payments selected. Under certain low face amount Contracts issued on younger insureds, the payment of the Scheduled Premium may cause the Contract to be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 19. The scheduled premium will not be increased (except to reflect changes in the rate for taxes attributable to premiums). See PREMIUMS, page 12.

PAYMENT OF HIGHER PREMIUMS

The payment of premiums in excess of Scheduled Premiums may cause the Contract to be classified as a Modified Endowment Contract. See PREMIUMS, page 12 and TAX TREATMENT OF CONTRACT BENEFITS, page 19.

CONTRACT LOANS

The Contract permits the owner to borrow up to 90% of the amount of the cash surrender value (100% of the portion allocated to the fixed-rate option) on favorable terms. See CONTRACT LOANS, page 15. When a loan is made, the amount held under the investment options described above is reduced, proportionately, by the amount of the loan.

PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACTS

Pruco Life of New Jersey's PRUVIDER Variable APPRECIABLE LIFE Insurance Contract is a form of life insurance that provides much of the flexibility of variable universal life. However, it differs in two important ways. First, Pruco Life of New Jersey guarantees that if the Scheduled Premiums are paid when due or within the grace period (or missed premiums are paid later with interest), the Contract will not lapse and the face amount of insurance will be paid upon the death of the insured even if, because of unfavorable investment experience, the Contract Fund value should drop to below zero. Second, if all premiums are not paid when due (or made up), the Contract will not lapse as long as the Contract Fund is higher than a stated amount set forth in a table in the Contract - an amount that increases each year and in later years becomes quite high; it is called the "Tabular Contract Fund." The Contract lapses when the Contract Fund falls to below this stated amount, rather than when it drops to zero. Thus, when a PRUVIDER Variable APPRECIABLE LIFE Contract lapses, it may still have considerable value and you will, therefore, have a substantial incentive to reinstate it, as well as an opportunity to make a considered decision whether to do so or to take, in one form or another, the cash surrender value. In effect, Pruco Life of New Jersey provides an early and timely warning against the imprudent use of the flexibility provided by the Contract.

In the following pages of this prospectus we describe in much greater detail all of the provisions of the Contract. That description is preceded by two sets of tables. The first set provides, in condensed form, financial information about the portfolios of the Series Fund, beginning on the date each of them was first established. The second set shows what the cash surrender values and death benefits would be under a Contract issued on a hypothetical person, making certain assumptions. These tables show generally how the values under the Contract would vary, with different investment performances.

                     FINANCIAL HIGHLIGHTS OF THE PORTFOLIOS
                               OF THE SERIES FUND

The tables that follow provide information about the annual investment income, capital appreciation and expenses of the 2 available portfolios of the Series Fund for each year, beginning with the year after the Series Fund was established. They are prepared on a per share basis and therefore provide useful information about the investment performance of each portfolio.

NOTE, HOWEVER, THAT THESE TABLES DO NOT TELL YOU HOW YOUR CONTRACT FUND WOULD HAVE CHANGED DURING THIS PERIOD BECAUSE THEY DO NOT REFLECT THE DEDUCTIONS FROM THE CONTRACT FUND OTHER THAN THE PORTFOLIO DEDUCTIONS.

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS

           (For a share outstanding throughout the periods indicated)

The following highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in the Statement of Additional Information.

                                                                    CONSERVATIVE BALANCED
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  15.31   $  14.10  $  14.91  $  14.24  $  14.32   $  13.06  $  13.36  $  12.30   $   11.89  $   12.57
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.66       0.63      0.53      0.49      0.56       0.69      0.82      0.89        0.77       0.66
Net realized and
  unrealized gains
  (losses) on
  investments............      1.24       1.78     (0.68)     1.23      0.41       1.74     (0.14)     1.15        0.43      (0.40)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      1.90       2.41     (0.15)     1.72      0.97       2.43      0.68      2.04        1.20       0.26
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.66)     (0.64)    (0.51)    (0.47)    (0.54)     (0.67)    (0.81)    (0.89)      (0.79)     (0.71)
Distributions from net
  realized gains.........     (1.03)     (0.56)    (0.15)    (0.58)    (0.51)     (0.50)    (0.17)    (0.09)         --      (0.23)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (1.69)     (1.20)    (0.66)    (1.05)    (1.05)     (1.17)    (0.98)    (0.98)      (0.79)     (0.94)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  15.52   $  15.31  $  14.10  $  14.91  $  14.24   $  14.32  $  13.06  $  13.36   $   12.30  $   11.89
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............     12.63%     17.27%    (0.97%)    12.20%     6.95%    19.07%     5.27%    16.99%      10.19%      1.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,478.8   $3,940.8  $3,501.1  $3,103.2  $2,114.0   $1,500.0  $1,100.2    $976.0      $815.6     $803.9
Ratios to average net
  assets:
  Expenses...............      0.59%      0.58%     0.61%     0.60%     0.62%      0.63%     0.65%     0.64%       0.65%      0.66%
  Net investment
  income.................      4.13%      4.19%     3.61%     3.22%     3.88%      4.89%     6.21%     6.81%       6.22%      5.05%
Portfolio turnover
  rate...................       295%       201%      125%       79%       62%       115%       44%      154%        111%       141%
Average commission rate
  paid per share.........   $0.0554        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A        N/A

                                                                      FLEXIBLE MANAGED
                           -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
                             1996     1995(A)   1994(A)   1993(A)   1992(A)    1991(A)   1990(A)   1989(A)     1988(A)    1987(A)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  17.86   $  15.50  $  16.96  $  16.01  $  16.29   $  14.00  $  14.45  $  13.12   $   12.33  $   13.56
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.57       0.56      0.47      0.57      0.58       0.65      0.72      0.82        0.72       0.57
Net realized and
  unrealized gains
  (losses) on
  investments............      1.79       3.15     (1.02)     1.88      0.61       2.81     (0.47)     1.99        0.84      (0.75)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total from investment
    operations...........      2.36       3.71     (0.55)     2.45      1.19       3.46      0.25      2.81        1.56      (0.18)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.58)     (0.56)    (0.45)    (0.57)    (0.56)     (0.66)    (0.70)    (0.81)      (0.77)     (0.67)
Distributions from net
  realized gains.........     (1.85)     (0.79)    (0.46)    (0.93)    (0.91)     (0.51)       --     (0.67)         --      (0.38)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
    Total
    distributions........     (2.43)     (1.35)    (0.91)    (1.50)    (1.47)     (1.17)    (0.70)    (1.48)      (0.77)     (1.05)
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
Net Asset Value, end of
  year...................  $  17.79   $  17.86  $  15.50  $  16.96  $  16.01   $  16.29  $  14.00  $  14.45   $   13.12  $   12.33
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
                           --------   --------  --------  --------  --------   --------  --------  --------   ---------  ---------
TOTAL INVESTMENT
  RETURN:(B).............     13.64%     24.13%    (3.16%)    15.58%     7.61%    25.43%     1.91%    21.77%      12.83%     (1.83%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,896.9   $4,261.2  $3,481.5  $3,292.2  $2,435.6   $1,990.7  $1,507.8  $1,386.5    $1,103.9   $1,062.4
Ratios to average net
  assets:
  Expenses...............      0.64%      0.63%     0.66%     0.66%     0.67%      0.67%     0.69%     0.69%       0.70%      0.71%
  Net investment
  income.................      3.07%      3.30%     2.90%     3.30%     3.63%      4.23%     5.13%     5.66%       5.52%      4.09%
Portfolio turnover
  rate...................       233%       173%      124%       63%       59%        93%       52%      141%        128%       124%
Average commission rate
  paid per share.........   $0.0563        N/A       N/A       N/A       N/A        N/A       N/A       N/A         N/A        N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.
(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.
This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.
Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                           PORTFOLIO RATES OF RETURN

The following table, based upon the immediately preceding financial highlights for the Series Fund, shows first the average annual compounded net rates of return for each Portfolio for the year ended December 31, 1996, for the 5 year and 10 year periods ending on that date, and from the inception date of each Portfolio to December 31, 1996. These rates of return should not be regarded as an estimate or prediction of future performance. They may be useful in assessing the competence and performance of the Series Fund's investment advisor and in helping you to decide which portfolios to choose. THIS INFORMATION RELATES ONLY TO THE SERIES FUND AND DOES NOT REFLECT THE VARIOUS OTHER CHARGES MADE UNDER THE CONTRACTS.

                                                          5 YEARS     10 YEARS      INCEPTION
                              INCEPTION    YEAR ENDED      ENDED        ENDED        DATE TO
        PORTFOLIO               DATE        12/31/96     12/31/96     12/31/96      12/31/96
--------------------------  -------------  -----------  -----------  -----------  -------------
CONSERVATIVE BALANCED              5/83         12.63%        9.43%        9.92%        10.60%
FLEXIBLE MANAGED                   5/83         13.64%       11.18%       11.35%        11.77%

             ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS
                            AND ACCUMULATED PREMIUMS

The following tables have been prepared to help show how values under the Contract change with investment performance of the Account. The tables assume that no portion of the Contract Fund is allocated to the fixed-rate option. The tables illustrate how cash surrender values (reflecting the deduction of deferred sales load and administrative charges, if any) and death benefits of Contracts issued on an insured of a given age would vary over time if the gross investment return on the assets held in the selected Series Fund portfolios were a uniform, after tax, annual rate of 0%, 4%, 8%, and 12% and minimum scheduled premiums were paid. The death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 4%, 8%, and 12% but fluctuated over and under those averages throughout the years.

The death benefits and cash surrender values shown in the first two tables on pages T1 and T2 reflect Pruco Life of New Jersey's current charges. The values shown in these tables are calculated upon the assumption that Pruco Life of New Jersey will continue to use the administrative charges and mortality rates that it is currently using, even though it is permitted under the Contract to use higher administrative charges and the higher mortality charges specified in the 1980 CSO Table. While Pruco Life of New Jersey does not currently intend to withdraw or modify these reductions in charges, it reserves the right to do so.

The death benefits and cash surrender values shown in the next two tables on pages T3 and T4 are calculated upon the assumption that the maximum administrative charges allowable under the Contract and the maximum mortality charges specified by the 1980 CSO Table are made throughout the life of the Contract; they do not reflect Pruco Life of New Jersey's current practice of reducing the administrative and mortality charges.

The amounts shown for the death benefit and cash surrender value as of each Contract year reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax return of the Series Fund's portfolios. This is because these tables assume an investment management fee and other estimated Series Fund expenses totaling 0.62% and also reflect the daily charge to the Account for assuming mortality and expense risks, which is equivalent to an effective annual rate of 0.9%. The 0.62% figure is based on an average of the current management fees of the two available portfolios and an analysis of historical operating expenses other than management fees, taking into account any applicable expense offsets. Actual fees and expenses of the portfolios associated with a Contract may be more or less than 0.62%, will vary from year to year, and will depend on how the Contract Fund is allocated. Based on the above assumptions, gross annual rates of return of 0%, 4%, 8%, and 12% correspond in the tables to approximate net annual rates of return of -1.52%, 2.48%, 6.48%, and 10.48%, respectively. The tables reflect the fact that no charges for federal or state income taxes are currently made against the Account (other than "taxes attributable to premiums"). If such a charge is made in the future, it will take higher gross rates of return to produce the same net after-tax returns. The tables assume that the insured is in the preferred rating class, and the charge for federal, state and local taxes attributable to premiums is 3.25%.

Upon request, Pruco Life of New Jersey will furnish a comparable hypothetical illustration based on the proposed insured's age and sex (except where unisex rates apply) and on the face amount or premium amount requested. The illustrations can be prepared upon the assumptions that the insured is in the preferred or standard rating class or in a different risk classification, and can assume that annual, semi-annual, quarterly or monthly premiums are paid.

                                  ILLUSTRATIONS
                                  -------------

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                       MALE SELECT PREFERRED ISSUE AGE 35
                         $5,000 GUARANTEED DEATH BENEFIT
                           $173.70 ANNUAL PREMIUM (1)
                        USING CURRENT CONTRACTUAL CHARGES

                                               Death Benefit (2)                                   Cash Surrender Value (2)
                             -------------------------------------------------  ----------------------------------------------------
                                    Assuming Hypothetical Gross (and Net)               Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                        Annual Investment Return of
  End of    Accumulated    ---------------------------------------------------  ----------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross    0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net) (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net)
  ------   --------------  ------------  -----------  -----------  -----------  ------------  -----------  -----------  ------------
     1        $   181         $5,003       $5,007      $ 5,011       $ 5,016        $  0         $    0     $     2       $     6
     2        $   369         $5,002       $5,013      $ 5,024       $ 5,036        $ 48         $   59     $    70       $    82
     3        $   564         $5,000       $5,019      $ 5,040       $ 5,063        $101         $  121     $   142       $   165
     4        $   767         $5,000       $5,024      $ 5,058       $ 5,096        $153         $  185     $   219       $   256
     5        $   978         $5,000       $5,028      $ 5,079       $ 5,136        $204         $  249     $   300       $   357
     6        $ 1,198         $5,000       $5,033      $ 5,104       $ 5,186        $268         $  329     $   400       $   482
     7        $ 1,427         $5,000       $5,038      $ 5,133       $ 5,247        $330         $  410     $   506       $   619
     8        $ 1,665         $5,000       $5,042      $ 5,166       $ 5,318        $392         $  493     $   617       $   769
     9        $ 1,912         $5,000       $5,046      $ 5,204       $ 5,403        $452         $  577     $   735       $   934
    10        $ 2,169         $5,000       $5,049      $ 5,246       $ 5,501        $510         $  662     $   859       $ 1,114
    15        $ 3,617         $5,000       $5,055      $ 5,539       $ 6,264        $718         $1,044     $ 1,528       $ 2,253
    20        $ 5,379         $5,000       $5,042      $ 6,017       $ 9,081        $879         $1,452     $ 2,427       $ 4,105
    25        $ 7,523         $5,000       $5,007      $ 6,949       $13,482        $965         $1,873     $ 3,625       $ 7,034
30 (Age 65)   $10,132         $5,000       $5,000      $ 8,696       $19,488        $934         $2,290     $ 5,171       $11,589
    35        $13,305         $5,000       $5,000      $10,646       $27,770        $691         $2,674     $ 7,108       $18,540
    40        $17,166         $5,000       $5,000      $12,868       $39,313        $ 41         $2,983     $ 9,482       $28,970
    45        $21,864         $5,000       $5,000      $15,463       $55,611        $  0         $3,125     $12,331       $44,348

-----------

(1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2) Assumes no Contract loan has been made.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T1

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                       MALE SELECT PREFERRED ISSUE AGE 35
                        $20,000 GUARANTEED DEATH BENEFIT
                           $390.90 ANNUAL PREMIUM (1)
                        USING CURRENT CONTRACTUAL CHARGES

                                             Death Benefit (2)                                    Cash Surrender Value (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                         Annual Investment Return of
  End of    Accumulated    ---------------------------------------------------- ----------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross     0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net) (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net)
  ------   --------------  ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------

     1         $   407        $20,012      $20,024      $20,036      $ 20,048       $   38      $    50      $    62      $     74
     2         $   829        $20,013      $20,046      $20,080      $ 20,115       $  243      $   276      $   310      $    345
     3         $ 1,269        $20,001      $20,065      $20,132      $ 20,204       $  441      $   505      $   572      $    644
     4         $ 1,726        $20,000      $20,081      $20,194      $ 20,316       $  635      $   739      $   851      $    973
     5         $ 2,202        $20,000      $20,094      $20,265      $ 20,455       $  832      $   985      $ 1,155      $  1,346
     6         $ 2,697        $20,000      $20,111      $20,355      $ 20,634       $1,082      $ 1,294      $ 1,538      $  1,818
     7         $ 3,211        $20,000      $20,125      $20,458      $ 20,850       $1,333      $ 1,615      $ 1,947      $  2,339
     8         $ 3,746        $20,000      $20,138      $20,576      $ 21,106       $1,580      $ 1,941      $ 2,379      $  2,909
     9         $ 4,302        $20,000      $20,148      $20,710      $ 21,410       $1,821      $ 2,272      $ 2,834      $  3,534
    10         $ 4,881        $20,000      $20,156      $20,861      $ 21,765       $2,056      $ 2,608      $ 3,313      $  4,217
    15         $ 8,140        $20,000      $20,153      $21,933      $ 24,565       $2,893      $ 4,108      $ 5,887      $  8,520
    20         $12,106        $20,000      $20,071      $23,703      $ 34,368       $3,536      $ 5,709      $ 9,341      $ 15,537
    25         $16,931        $20,000      $20,000      $26,728      $ 51,066       $3,882      $ 7,357      $13,944      $ 26,641
30 (Age 65)    $22,801        $20,000      $20,000      $33,481      $ 73,847       $3,750      $ 8,976      $19,911      $ 43,915
    35         $29,942        $20,000      $20,000      $41,021      $105,266       $2,769      $10,425      $27,387      $ 70,280
    40         $38,631        $20,000      $20,000      $49,613      $149,051       $  140      $11,484      $36,561      $109,838
    45         $49,203        $20,000      $20,000      $59,648      $210,877       $    0      $11,674      $47,568      $168,168

----------

(1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2) Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T2

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                       MALE SELECT PREFERRED ISSUE AGE 35
                         $5,000 GUARANTEED DEATH BENEFIT
                           $173.70 ANNUAL PREMIUM (1)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                           Death Benefit (2)                                   Cash Surrender Value (2)
                             --------------------------------------------------  ---------------------------------------------------
                                   Assuming Hypothetical Gross (and Net)               Assuming Hypothetical Gross (and Net)
                Premiums                Annual Investment Return of                        Annual Investment Return of
    End of    Accumulated    --------------------------------------------------  ---------------------------------------------------
    Policy   at 4% Interest   0% Gross     4% Gross     8% Gross     12% Gross    0% Gross     4% Gross     8% Gross     12% Gross
     Year     Per Year      (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net) (-1.52% Net) (2.48% Net)  (6.48% Net)  (10.48% Net)
    ------   -------------- ------------  -----------  -----------  -----------  ------------  -----------  -----------  -----------

       1         $   181       $5,000       $5,000      $ 5,004       $ 5,009        $  0       $    0       $    0       $     0
       2         $   369       $5,000       $5,000      $ 5,010       $ 5,022        $ 35       $   45       $   56       $    67
       3         $   564       $5,000       $5,000      $ 5,018       $ 5,039        $ 82       $  100       $  120       $   142
       4         $   767       $5,000       $5,000      $ 5,028       $ 5,063        $128       $  157       $  189       $   224
       5         $   978       $5,000       $5,000      $ 5,039       $ 5,092        $172       $  214       $  261       $   314
       6         $ 1,198       $5,000       $5,000      $ 5,053       $ 5,129        $228       $  284       $  349       $   425
       7         $ 1,427       $5,000       $5,000      $ 5,070       $ 5,173        $283       $  355       $  442       $   546
       8         $ 1,665       $5,000       $5,000      $ 5,089       $ 5,227        $336       $  427       $  540       $   677
       9         $ 1,912       $5,000       $5,000      $ 5,111       $ 5,290        $388       $  500       $  642       $   821
      10         $ 2,169       $5,000       $5,000      $ 5,136       $ 5,364        $438       $  573       $  749       $   977
      15         $ 3,617       $5,000       $5,000      $ 5,316       $ 5,948        $601       $  885       $1,305       $ 1,936
      20         $ 5,379       $5,000       $5,000      $ 5,619       $ 7,671        $711       $1,200       $2,029       $ 3,468
      25         $ 7,523       $5,000       $5,000      $ 6,094       $11,185        $738       $1,495       $2,960       $ 5,835
  30 (Age 65)    $10,132       $5,000       $5,000      $ 6,978       $15,837        $630       $1,732       $4,150       $ 9,418
      35         $13,305       $5,000       $5,000      $ 8,391       $22,060        $278       $1,834       $5,602       $14,728
      40         $17,166       $5,000       $5,000      $ 9,931       $30,451        $  0       $1,641       $7,318       $22,439
      45         $21,864       $5,000       $5,000      $11,640       $41,854        $  0       $  713       $9,283       $33,377

----------

(1) If premiums are paid more frequently than annually, the payments would be $89.46 semi-annually, $46.15 quarterly or $16.90 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

(2) Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T3

            THE PRUVIDER VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                       MALE SELECT PREFERRED ISSUE AGE 35
                        $20,000 GUARANTEED DEATH BENEFIT
                           $390.90 ANNUAL PREMIUM (1)
                        USING MAXIMUM CONTRACTUAL CHARGES

                                           Death Benefit (2)                                     Cash Surrender Value (2)
                           ----------------------------------------------------  ---------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)                 Assuming Hypothetical Gross (and Net)
              Premiums                 Annual Investment Return of                          Annual Investment Return of
  End of    Accumulated    ----------------------------------------------------  ---------------------------------------------------
  Policy   at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross      0% Gross     4% Gross     8% Gross     12% Gross
   Year     Per Year       (-1.52% Net)  (2.48% Net)  (6.48% Net)  (10.48% Net)  (-1.52% Net)  (2.48% Net)  (6.48% Net) (10.48% Net)
  ------   --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  -----------

     1         $   407        $20,000      $20,000      $20,009      $ 20,020        $   12       $   24      $    35      $     46
     2         $   829        $20,000      $20,000      $20,024      $ 20,056        $  190       $  221      $   253      $    286
     3         $ 1,269        $20,000      $20,000      $20,045      $ 20,110        $  364       $  422      $   485      $    551
     4         $ 1,726        $20,000      $20,000      $20,073      $ 20,185        $  532       $  627      $   730      $    842
     5         $ 2,202        $20,000      $20,000      $20,108      $ 20,282        $  704       $  843      $   999      $  1,173
     6         $ 2,697        $20,000      $20,000      $20,152      $ 20,406        $  923       $1,115      $ 1,336      $  1,589
     7         $ 3,211        $20,000      $20,000      $20,205      $ 20,558        $1,143       $1,396      $ 1,695      $  2,047
     8         $ 3,746        $20,000      $20,000      $20,268      $ 20,742        $1,358       $1,680      $ 2,071      $  2,545
     9         $ 4,302        $20,000      $20,000      $20,341      $ 20,963        $1,566       $1,967      $ 2,465      $  3,087
    10         $ 4,881        $20,000      $20,000      $20,426      $ 21,225        $1,768       $2,255      $ 2,878      $  3,677
    15         $ 8,140        $20,000      $20,000      $21,056      $ 23,325        $2,427       $3,477      $ 5,010      $  7,280
    20         $12,106        $20,000      $20,000      $22,139      $ 28,833        $2,870       $4,707      $ 7,777      $ 13,035
    25         $16,931        $20,000      $20,000      $23,868      $ 42,092        $2,979       $5,844      $11,330      $ 21,959
30 (Age 65)    $22,801        $20,000      $20,000      $26,688      $ 59,647        $2,546       $6,726      $15,871      $ 35,471
    35         $29,942        $20,000      $20,000      $32,133      $ 83,129        $1,129       $7,031      $21,453      $ 55,500
    40         $38,631        $20,000      $20,000      $38,071      $114,786        $    0       $6,070      $28,055      $ 84,587
    45         $49,203        $20,000      $20,000      $44,659      $157,809        $    0       $1,945      $35,614      $125,848

-------------

1) If premiums are paid more frequently than annually, the payments would be $202.79 semi-annually, $103.98 quarterly or $36.59 monthly. The death benefits and cash surrender values would be slightly different for a Contract with more frequent premium payments.

2) Assumes no Contract loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T4

                            GENERAL INFORMATION ABOUT
                  PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE
                        ACCOUNT AND THE FIXED RATE OPTION

PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

The Pruco Life of New Jersey Variable Appreciable Account was established on January 13, 1984 under New Jersey law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life of New Jersey's other assets.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life of New Jersey. Pruco Life of New Jersey is also the legal owner of the assets in the Account. Pruco Life of New Jersey will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life of New Jersey conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life of New Jersey to commence operation of the Account and may include accumulations of the charges Pruco Life of New Jersey makes against the Account. From time to time these additional assets will be transferred to Pruco Life of New Jersey's general account. Before making any such transfer, Pruco Life of New Jersey will consider any possible adverse impact the transfer might have on the Account.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life of New Jersey. There are currently two subaccounts within the Account, one of which invests in the Conservative Balanced Portfolio and the other of which invests in the Flexible Managed Portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A1.

THE FIXED-RATE OPTION

Because of exemptive and exclusionary provisions, interests in the fixed-rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed-rate option are not subject to the provisions of these Acts, and Pruco Life of New Jersey has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed-rate option. Any inaccurate or misleading disclosure regarding the fixed-rate option may, however, subject Pruco Life of New Jersey and its directors to civil liability if that results in any damage.

As explained earlier, you may elect to allocate, either initially or by transfer, all or part of the amount credited under the Contract to the fixed-rate option, and the amount so allocated or transferred becomes part of Pruco Life of New Jersey's general assets. Sometimes this is referred to as Pruco Life of New Jersey's general account, which consists of all assets owned by Pruco Life of New Jersey other than those in the Account and in other separate accounts that have been or may be established by Pruco Life of New Jersey. Subject to applicable law, Pruco Life of New Jersey has sole discretion over the investment of the assets of the general account, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life of New Jersey guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco Life of New Jersey declares periodically. This rate may not be less than an effective annual rate of 4%. Currently, declared interest rates remain in effect from the date money is allocated to the fixed-rate option until the Monthly date in the same month in the following year. See CONTRACT DATE, page
12. Thereafter, a new crediting rate will be declared each year and will remain in effect for the calendar year. Pruco Life of New Jersey reserves the right to change this practice. Pruco Life of New Jersey is not obligated to credit interest at a higher rate than 4%, although in its sole discretion it may do so. Different crediting rates may be declared for different portions of the Contract Fund allocated to the fixed-rate option. At least annually and on request, a Contract owner will be advised of the interest rates that currently apply to his or her Contract.

Transfers from the fixed-rate option are subject to strict limits. (See TRANSFERS, page 13). The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to 6 months (see WHEN PROCEEDS ARE PAID, page 17).

                      DETAILED INFORMATION FOR PROSPECTIVE
                                 CONTRACT OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

The Contract may generally be issued on insureds below the age of 76. Generally, the minimum initial guaranteed death benefit that can be applied for is $5,000 and the maximum that can be applied for is $25,000. For proposed insureds 21 years of age or younger, the minimum initial guaranteed death benefit that can be applied for is $10,000. Before issuing any Contract, Pruco Life of New Jersey requires evidence of insurability which may include a medical examination. Non-smokers who meet preferred underwriting requirements are offered the most favorable premium rate. A higher premium is charged if an extra mortality risk is involved. These are the current underwriting requirements. The Company reserves the right to change these requirements on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, you may return the Contract for a refund within 10 days after you receive it, within 45 days after Part I of the application for insurance is signed, or within 10 days after Pruco Life of New Jersey mails or delivers a Notice of Withdrawal Right, whichever is latest. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, if you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience.

CONTRACT FEES AND CHARGES

This section provides a detailed description of each charge that is described briefly in the chart on page 2, and an explanation of the purpose of the charge.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, will be the highest charge that Pruco Life of New Jersey is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life of New Jersey is now charging. However, if circumstances change, Pruco Life of New Jersey reserves the right to increase each current charge, up to but to no more than the maximum charge, without giving any advance notice.

A Contract owner may add several "riders" to the Contract which provide additional benefits, which are charged for separately. The statement and description of charges that follows assumes there are no riders to the Contract.

Deductions from Premiums


(a) A charge for taxes attributable to premiums is deducted from each premium. That charge is currently made up of two parts. The first part is in an amount equal to the state or local premium tax. It varies from jurisdiction to jurisdiction and generally ranges from 0.75% to 5% (but in some instances it may exceed 5%) of the premium received by Pruco Life of New Jersey. The second part is for federal income taxes measured by premiums and it is equal to 1.25% of the premium. Pruco Life of New Jersey believes that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $168,923, $153,339 and $149,988, respectively, in charges for payment of taxes attributable to premiums.

(b) A charge of $2 is deducted from each premium payment to cover the cost of collecting and processing premiums. Thus, if you pay premiums annually, this charge will be $2 per year. If you pay premiums monthly, the charge will be $24 per year. If you pay premiums more frequently, for example under a payroll deduction plan with your employer, the charge may be more than $24 per year. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $205,362, $169,672 and $116,312, respectively, in processing charges.


Deductions from Portfolios

(a) An investment advisory fee is deducted daily from each portfolio at an annual rate of 0.55% for the Conservative Balanced Portfolio and 0.6% for the Flexible Managed Portfolio.

(b) The expenses incurred in conducting the investment operations of the portfolios (such as investment advisory fees, custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income.

These expenses also vary from portfolio to portfolio. The total expenses of each portfolio for the year 1996 expressed as a percentage of the average assets during the year are shown below:

                               ADVISORY       OTHER         TOTAL
         PORTFOLIO                FEE        EXPENSES      EXPENSES
         ---------                ---        --------      --------

Conservative Balanced            0.55%         0.04%         0.59%
Flexible Managed                 0.60%         0.04%         0.64%


For the years 1996, 1995 and 1994, Prudential received a total of $94,962,866, $77,610,207, and $66,413,206, respectively, in investment management fees for all of the Series Fund's portfolios.


Monthly Deductions from Contract Fund

The following monthly charges are deducted proportionately from the dollar amounts held in each of the chosen investment option[s].

(a) A sales charge, often called a sales load, is deducted to pay part of the costs Pruco Life of New Jersey incurs in selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. The charge is equal to 0.5% of the "primary annual premium" which is equal to the Scheduled Premium that would be payable if premiums were being paid annually, less the two deductions from premiums (taxes attributable to premiums and the $2 processing charge), and less the $6 part of the monthly deduction described in (c) below, the $0.30 per $1,000 of face amount for Contracts with a face amount of less than $10,000, and any extra premiums for riders or substandard risks. The deduction is made whether the Contract owner is paying premiums annually or more frequently. It is lower on Contracts issued on insureds over 60 years of age. To summarize, this charge is somewhat less than (significantly less for Contracts with small face amounts) 6% of the annual Scheduled Premium.



There is a second sales load, which will be charged only if a Contract lapses or is surrendered before the end of the 10th Contract year. It is often described as a contingent deferred sales load ("CDSL") and is described later under SURRENDER OR WITHDRAWAL CHARGES, page 11. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $468,823, $351,003 and $203,885, respectively, in sales load charges.


(b) A charge of not more than $0.01 per $1000 of face amount of insurance is made to compensate Pruco Life of New Jersey for the risk it assumes by guaranteeing that, no matter how unfavorable investment experience may be, the death benefit will never be less than the guaranteed minimum death benefit so long as Scheduled Premiums are paid on or before the due date or during the grace period. This charge will not be made if the Contract has been continued in force pursuant to an option on lapse. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $24,222, $19,558 and $12,917, respectively, for this risk charge.

(c) An administrative charge of $6 plus up to $0.19 per $1,000 per month of face amount of insurance is deducted each month. Currently, on a non-guaranteed basis, this charge is reduced from $0.19 to $0.09 per $1,000. The charge is intended to pay for processing claims, keeping records, and communicating with Contract owners. If premiums are paid by automatic transfer under the Pru-Matic Plan, as described on page 12, the current charge is further reduced to $0.07 per $1,000 of face amount. There is an additional charge of $0.30 per $1,000 of face amount if the face amount of the Contract is less than $10,000. This monthly administrative charge will not be made if the Contract has been continued in force pursuant to an option on lapse. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $1,263,734, $1,028,516 and $680,579, respectively, in monthly administrative charges.


(d) A mortality charge is deducted that is intended to be used to pay death benefits. When an insured dies, the amount payable to the beneficiary is larger than the Contract Fund and significantly larger if the insured dies in the early years of a Contract. The mortality charges collected from all Contract owners enables Pruco Life of New Jersey to pay the death benefit for the few insureds who die. The maximum mortality charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit, computed as if there were neither riders nor Contract debt, exceeds the Contract Fund) by a rate based upon the insured's current attained age and sex (except where unisex rates apply) and the anticipated mortality for that class of persons. The anticipated mortality is based upon mortality tables published by The National Association of Insurance Commissioners called the Non-Smoker/Smoker 1980 CSO Tables. Pruco Life of New Jersey may determine that a lesser amount than that called for by these mortality tables will be adequate for insureds of particular ages and may thus make a lower mortality charge for such persons. Any lower current mortality charges are not applicable to Contracts in force pursuant to an option on lapse. See LAPSE AND REINSTATEMENT, page 15.

(e) If the Contract includes riders, Pruco Life of New Jersey deducts any charges applicable to those riders from the Contract Fund on each Monthly date. In addition, Pruco Life of New Jersey will deduct on each Monthly date any extra charge incurred because of the rating class of the insured.

(f) A charge may be deducted to cover federal, state or local taxes (other than "taxes attributable to premiums" described above) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made. Pruco Life of New Jersey will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any company federal income taxes that would be attributable to the Account.

Under current law, Pruco Life of New Jersey may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life of New Jersey that are attributable to the Account may result in a corresponding charge against the Account.

Daily Deduction from the Contract Fund


Each day a charge is deducted from the assets of each of the subaccounts in an amount equivalent to an effective annual rate of up to 0.9%. This charge is intended to compensate Pruco Life of New Jersey for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than Pruco Life of New Jersey estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life of New Jersey estimated in fixing its administrative charges. This charge is not assessed against amounts allocated to the fixed-rate option. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $113,587, $71,857 and $31,792, respectively, in mortality and expense risk charges.


Surrender or Withdrawal Charges

(a) An additional sales load (the CDSL) is charged if a Contract is surrendered for its cash surrender value or lapses during the first 10 Contract years. It is not deducted from the death benefit if the insured should die during this period. This maximum contingent deferred charge is equal to 50% of the first year's primary annual premium upon Contracts that lapse during the first 5 Contract years. That percentage is reduced uniformly on a daily basis starting from the Contract's fifth anniversary until it disappears on the tenth anniversary. Other important limitations apply. They are described more fully in the Statement of Additional Information. The amount of this charge can be more easily understood by reference to the following table which shows the sales loads that would be paid by a 35 year old man with $20,000 face amount of insurance, both through the monthly deductions from the Contract Fund described above and upon the surrender of the Contract.

                                                                           CUMULATIVE
                                CUMULATIVE                                 TOTAL SALES
                                SALES LOAD                                 LOAD AS PER-
                 CUMULATIVE      DEDUCTED                                   CENTAGE OF
 SURRENDER,       SCHEDULED        FROM         CONTINGENT      TOTAL       SCHEDULED
LAST DAY OF       PREMIUMS       CONTRACT        DEFERRED       SALES       PREMIUMS
  YEAR NO.          PAID           FUND         SALES LOAD      LOAD          PAID
  --------          ----           ----         ----------      ----          ----

      1            $ 390.90       $ 18.24        $ 87.22       $105.46       26.98%
      2              781.80         36.48         104.16        140.64       17.99%
      3            1,172.70         54.72         121.10        175.82       14.99%
      4            1,563.60         72.96         138.04        211.00       13.49%
      5            1,954.50         91.20         146.55        237.75       12.16%
      6            2,345.40        109.44         121.80        231.24        9.86%
      7            2,736.30        127.68          91.40        219.08        8.01%
      8            3,127.20        145.92          60.80        206.72        6.61%
      9            3,518.10        164.16          30.40        194.56        5.53%
     10            3,909.00        182.40           0.00        182.40        4.67%

The percentages shown in the last column will not be appreciably different for insureds of different ages.

(b) An administrative charge of $5 per $1,000 of face amount of insurance is deducted upon lapse or surrender to cover the cost of processing applications, conducting medical examinations, determining insurability and the insured's rating class, and establishing records. However, this charge is reduced beginning on the Contract's fifth anniversary and declines daily at a constant rate until it disappears entirely on the tenth Contract anniversary. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, a proportionate amount of the charge will be deducted from the Contract Fund. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $33,452, $22,963 and $10,806, respectively, for surrendered or lapsed Contracts. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.


Transaction Charges

An administrative processing charge of $15 will be made in connection with each withdrawal of excess cash surrender value of a Contract. This charge is described in more detail in the Statement of Additional Information.

CONTRACT DATE

When the first premium payment is paid with the application for a Contract, the Contract date will ordinarily be the later of the date of the application or the date of any medical examination. In most cases no medical examination will be necessary. If the first premium is not paid with the application, the Contract date will ordinarily be the date the first premium was paid and the Contract was delivered. Under certain circumstances, Pruco Life of New Jersey will permit a Contract to be back-dated but only to a date not earlier than 6 months prior to the date of the application. It may be advantageous for a Contract owner to have an earlier Contract date since that will result in the use by Pruco Life of New Jersey of a lower issue age in determining the amount of the scheduled premium. Pruco Life of New Jersey will require the payment of all premiums that would have been due had the application date coincided with the back-dated Contract date. The death benefit and cash surrender value under the Contract will be equal to what they would have been had the Contract been issued on the Contract date, all scheduled premiums been received on their due dates, and all Contract charges been made.

PREMIUMS

As already explained, the Contract provides for a Scheduled Premium which, if paid when due or within a 61 day grace period, ensures that the Contract will not lapse. If you pay premiums other than on a monthly basis, you will receive a notice that a premium is due about 3 weeks before each due date. If you pay premiums monthly, you will receive a book each year with 12 coupons that will serve as a reminder. With Pruco Life of New Jersey's consent, you may change the frequency of premium payments.

You may elect to have monthly premiums paid automatically under the "Pru-Matic Premium Plan" by pre-authorized transfers from a bank checking account. If you select the Pru-Matic Premium Plan, one of the current monthly charges will be reduced. See MONTHLY DEDUCTIONS FROM CONTRACT FUND, page 10. Some Contract owners may also be eligible to have monthly premiums paid by pre-authorized deductions from an employer's payroll.

The following table shows, for two face amounts, representative preferred and standard annual premium amounts under Contracts issued on insureds who are not substandard risks. These premiums do not reflect any additional riders or supplementary benefits.

                   $10,000 FACE AMOUNT          $20,000 FACE AMOUNT
                 -----------------------      -----------------------
                 PREFERRED      STANDARD      PREFERRED      STANDARD
                 ---------      --------      ---------      --------

 Male, age 35     $233.70        $274.01       $390.90       $ 471.52
   at issue

Female, age 45    $278.04        $308.53       $479.59       $ 540.57
   at issue

Male, age 55      $450.96        $562.17       $825.43       $1047.86
   at issue


The following table compares annual and monthly premiums for insureds who are in the preferred rating class. Note that in these examples the sum of 12 monthly premiums for a particular Contract is approximately 110% to 116% of the annual scheduled premium for that Contract.

                   $10,000 FACE AMOUNT          $20,000 FACE AMOUNT
                  ---------------------        ---------------------
                  MONTHLY        ANNUAL        MONTHLY        ANNUAL
                  -------        ------        -------        ------

 Male, age 35      $22.43        $233.70        $36.59        $390.90
   at issue

Female, age 45     $26.46        $278.04        $44.65        $479.59
   at issue

 Male, age 55      $41.96        $450.96        $75.66        $825.43
   at issue


A significant feature of this Contract is that it permits you to pay greater than Scheduled Premiums. This may be done by making occasional unscheduled premium payments or on a periodic basis. If you wish, you may select a higher contemplated premium than the Scheduled Premium. Pruco Life of New Jersey will then bill you for the chosen premium. In general, the regular payment of higher premiums will result in higher cash surrender values and higher death benefits. Conversely, payment of a Scheduled Premium need not be made if the Contract Fund is sufficiently large to enable the charges due under the Contract to be made without causing the Contract to lapse. See LAPSE AND REINSTATEMENT, page 15. The payment of premiums in excess of Scheduled Premiums may cause the Contract to become a Modified Endowment Contract. If this happens, loans and other distributions which would otherwise not be taxable events will be subject to federal income taxation. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

Pruco Life of New Jersey will generally accept any premium payment if the payment is at least $25. Pruco Life of New Jersey does reserve the right, however, to limit unscheduled premiums to a total of $5,000 in any Contract year, and to refuse to accept premiums that would immediately result in more than a dollar-for-dollar increase in the death benefit. See HOW A CONTRACT'S DEATH BENEFIT WILL VARY, page 14. The privilege of making large or additional premium payments offers a way of investing amounts which accumulate without current income taxation, but again, there are tax consequences if the Contract becomes a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

ALLOCATION OF PREMIUMS


On the Contract date, a $2 processing charge and the charge for taxes attributable to premiums are deducted from the initial premium. The remainder is allocated on the Contract date among the subaccount[s] or the fixed-rate option according to the desired allocation specified in the application form. From this invested portion of the initial premium, the first monthly deductions are made. See CONTRACT FEES AND CHARGES, page 9. The invested portion of any part of the initial premium in excess of the Scheduled Premium is placed in the selected investment option[s] on the date of receipt at a Home Office, but not earlier than the Contract date. Thus, to the extent that the receipt of the first premium precedes the Contract date, there will be a period during which the Contract owner's initial premium will not be invested. All subsequent premium payments, after the deduction from premiums, will be invested as of the end of the valuation period in which it is received at a Home Office in accordance with the allocation previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office. You may also change the way in which subsequent premiums are allocated by telephoning the Home Office, provided you are enrolled to use the Telephone Transfer system. There is no charge for reallocating future premiums. If any part of the invested portion of a premium is allocated to a particular investment option, that portion must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 331/3% cannot. Of course, the total allocation of all selected investment options must equal 100%.


TRANSFERS

If the Contract is not in default, or if the Contract is in force as variable reduced paid-up insurance (see LAPSE AND REINSTATEMENT , page 15), you may, up to four times in each Contract year, transfer amounts from one subaccount to the other subaccount or to the fixed-rate option. Currently, you may make additional transfers with Pruco Life of New Jersey's consent. There is no charge. All or a portion of the amount credited to a subaccount may be transferred.

In addition, the total amount credited to a Contract held in the subaccounts may be transferred to the fixed-rate option at any time during the first two Contract years. If you wish to convert your variable Contract to a fixed-benefit Contract in this manner, you must request a complete transfer of funds to the fixed-rate option and should also change your allocation instructions regarding any future premiums.

Transfers between subaccounts will take effect as of the end of the valuation period (usually the business day) in which a proper transfer request is received at a Home Office. The valuation period is defined as the period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open. The request may be in terms of dollars, such as a request to transfer $1,000 from one subaccount to the other, or may be in terms of a percentage reallocation between subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on policies that are assigned, depending on the terms of the assignment. Pruco Life of New Jersey has adopted procedures designed to ensure that requests by telephone are genuine and will require appropriate identification for that purpose. Pruco Life of New Jersey will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life of New Jersey cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

Transfers from the fixed-rate option are subject to restrictions and may only be made with Pruco Life of New Jersey's consent. Transfers from the fixed-rate option to the subaccounts are currently permitted once each Contract year and only during the 30-day period beginning on the Contract anniversary. The maximum amount which may be transferred out of the fixed-rate option each year is currently the greater of: (a) 25% of the amount in the fixed-rate option, or (b) $2,000. Such transfer requests received prior to the Contract anniversary will be effected on the Contract anniversary. Transfer requests received within the 30-day period beginning on the Contract anniversary will be effected as of the end of the valuation period in which a proper transfer request is received at a Home Office. These limits are subject to change in the future.

HOW THE CONTRACT FUND CHANGES WITH INVESTMENT EXPERIENCE

As explained above, after the tenth Contract year, there will no longer be a surrender charge and, if there is no Contract loan, the cash surrender value will be equal to the Contract Fund. This section, therefore, also describes how the cash surrender value of the Contract will change with investment experience.

On the Contract Date, the Contract Fund value is the initial premium less the deductions from premiums and the first monthly deductions. See CONTRACT FEES AND CHARGES, page 9. This amount is placed in the investment options designated by the owner. Thereafter the Contract Fund value changes daily, reflecting increases or decreases in the value of the securities in which the assets of the subaccount have been invested, and interest credited on any amounts allocated to the fixed-rate option. It is also reduced by the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also increases to reflect the receipt of additional premium payments and is decreased by the monthly deductions.

A Contract's cash surrender value on any date will be the Contract Fund value reduced by the withdrawal charges, if any, and by any Contract debt. Upon request, Pruco Life of New Jersey will tell a Contract owner the cash surrender value of his or her Contract. It is possible, although highly unlikely, that the cash surrender value of a Contract could decline to zero because of unfavorable investment performance, even if a Contract owner continues to pay Scheduled Premiums when due.

The tables on pages T1 through T4 of this prospectus illustrate what the death benefit and cash surrender values would be for a representative Contract, assuming uniform hypothetical investment results in the selected portfolio[s], and also provide information about the aggregate premiums payable under the Contract.

HOW A CONTRACT'S DEATH BENEFIT WILL VARY

The death benefit will change from the outset with investment experience. The precise way in which that will occur is complicated and is described in the Statement of Additional Information. In general, and assuming the optional paid-up benefit is not in effect, see PAID-UP INSURANCE OPTION, page 16, if the net investment performance is 4% per year or higher, the death benefit will increase; if it is below 4%, it will decrease. Pruco Life of New Jersey guarantees, however, that it will not decrease below the face amount of insurance. If unfavorable experience of that kind should occur, it must be offset by favorable experience before the death benefit begins to increase again.

If the Contract is kept in force for several years and if investment performance is relatively favorable, the Contract Fund value may grow to the point where, to meet certain provisions of the Internal Revenue Code which require that the death benefit always be greater than the Contract Fund value, the death benefit must be increased. The required difference between the death benefit and Contract Fund value is higher at younger ages than at older ages. A precise description is in the Statement of Additional Information.

CONTRACT LOANS

The owner may borrow from Pruco Life of New Jersey up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value is equal to (1) 90% of an amount equal to the portion of the Contract Fund value attributable to the variable investment options and to any prior loan[s] supported by the variable investment options, minus the portion of any charges attributable to variable investment options that would be payable upon an immediate surrender; plus (2) 100% of an amount equal to the portion of the Contract Fund value attributable to the fixed-rate option and to any prior loan[s] supported by the fixed-rate option, minus the portion of any charges attributable to the fixed-rate option that would be payable upon an immediate surrender. The minimum amount that may be borrowed at any one time is $200 unless the proceeds are used to pay premiums on the Contract.

Interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The term "Contract debt" means the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt exceeds what the cash surrender value would be if there were no Contract debt, Pruco Life of New Jersey will notify you of its intent to terminate the Contract in 61 days, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract in force for a limited time. If you fail to keep the Contract in force, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS, page 19, and LAPSE AND REINSTATEMENT, page 15.

When a loan is made, an amount equal to the loan proceeds will be transferred out of the variable investment options and/or the fixed-rate option, as applicable. The reduction will normally be made in the same proportions as the value in each subaccount and the fixed-rate option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund but it will be credited with the assumed rate of return of 4% rather than with the actual rate of return of the subaccount[s] or fixed-rate option.

A loan will not affect the amount of the premiums due. Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, any Contract debt will be deducted from the death benefit or the cash surrender value.

A loan will have an effect on a Contract's cash surrender value and may have an effect on the death benefit, even if the loan is fully repaid, because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. A loan that is repaid will not have any effect upon the guaranteed minimum death benefit.

Consider the Contract issued on a 35 year old male insured illustrated in the table on page T2 with an 8% gross investment return. Assume a $1,500 loan was made under this Contract at the end of Contract year 8 and repaid at the end of Contract year 10 and loan interest was paid when due. Upon repayment, the cash surrender value would be $3,237.44. This amount is lower than the cash surrender value shown on that page for the end of Contract year 10 because the loan amount was credited with the 4% assumed rate of return rather than the 6.48% net return for the designated subaccount[s] resulting from the 8% gross return in the underlying Series Fund. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

SURRENDER OF A CONTRACT

You may surrender a Contract for its cash surrender value while the insured is living. To surrender a Contract, you must deliver or mail it, together with a written request in a form that meets our needs, to a Home Office. The cash surrender value of a surrendered Contract (taking into account the deferred sales and administrative charges, if any) will be determined as of the end of the valuation period in which such a request is received in the Home Office. We are currently allowing partial surrenders of Contracts, but we reserve the right to cancel this administrative practice. Surrender of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

LAPSE AND REINSTATEMENT

As has already been explained, if Scheduled Premiums are paid on or before each due date, or within the grace period after each due date, and there are no withdrawals, a Contract will remain in force even if the investment results of that Contract's variable investment option[s] have been so unfavorable that the Contract Fund has decreased to zero or less.

In addition, even if a Scheduled Premium is not paid, the Contract will remain in force as long as the Contract Fund on any Monthly Date is equal to or greater than the Tabular Contract Fund value on the following Monthly Date. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains in force.) This could occur because of such factors as favorable investment experience, deduction of current rather than maximum charges, or the previous payment of greater than Scheduled Premiums.

However, if a Scheduled Premium is not paid, and the Contract Fund is insufficient to keep the Contract in force, the Contract will go into default. Should this happen, Pruco Life of New Jersey will send you a notice of default setting forth the payment necessary to keep the Contract in force on a premium paying basis. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

A Contract that has lapsed may be reinstated within 5 years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life of New Jersey requires renewed evidence of insurability, and submission of certain payments due under the Contract.

If your Contract does lapse, it will still provide some benefits. You can receive the cash surrender value by making a request of Pruco Life of New Jersey prior to the end of the 61 day grace period. You may also choose one of the three forms of insurance described below for which no further premiums are payable.

Fixed Extended Term Insurance. The amount of insurance that would have been paid on the date of default will continue for a stated period of time. You will be told in writing how long that will be. The insurance amount will not change. There will be a diminishing cash surrender value but no loan value. Extended term insurance is not available to insureds in high risk classifications or under Contracts issued in connection with tax-qualified pension plans.

Fixed Reduced Paid-Up Insurance. This insurance continues for the lifetime of the insured but at an insurance amount that is generally lower than that provided by fixed extended term insurance. It will decrease only if a Contract loan is taken. You will be told, if you ask, what the amount of the insurance will be. Fixed paid-up insurance has a cash surrender value and a loan value. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised during the first 7 Contract years. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

Variable Reduced Paid-Up Insurance. This is similar to fixed paid-up insurance and will initially be in the same amount. The Contract Fund will continue to vary to reflect the experience of the selected investment options. There will be a new guaranteed minimum death benefit. Variable reduced paid-up insurance has cash surrender and loan values.

Variable reduced paid-up insurance is the automatic option provided upon lapse, if the amount of variable reduced paid-up insurance is at least as great as the amount of fixed extended term insurance which would have been provided upon lapse. Variable reduced paid-up insurance will be available only if the insured is not in one of the high risk rating classes for which Pruco Life of New Jersey does not offer fixed extended term insurance. It is possible for this Contract to be classified as a Modified Endowment Contract if this option is exercised during the first 7 Contract years. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

What Happens If No Request Is Made? Except in the two situations described below, if no request is made the "automatic option" will be fixed extended term insurance. If that is not available to the insured, then fixed reduced paid-up insurance will be provided. However, if variable reduced paid-up insurance is available and the amount is at least as great as the amount of fixed extended term insurance, then the automatic option will be variable reduced paid-up insurance. This could occur when there is a Contract debt outstanding when the Contract lapses.

PAID-UP INSURANCE OPTION

In certain circumstances you may elect to stop paying premiums and to have guaranteed insurance coverage for the lifetime of the insured. This benefit is available only if the following conditions are met: (1) the Contract is not in default; (2) Pruco Life of New Jersey is not paying premiums in accordance with any payment of premium benefit that may be included in the Contract; and (3) the Contract Fund is sufficiently large so that the calculated guaranteed paid-up insurance amount is at least equal to the face amount of insurance plus the excess, if any, of the Contract Fund over the tabular Contract Fund. The amount of guaranteed paid-up insurance coverage may be greater. It will be equal to the difference between the Contract Fund and the present value of future monthly charges from the Contract Fund (other than charges for anticipated mortality costs and for payment of premium riders) multiplied by the attained age factor. This option will generally be available only when the Contract has been in force for many years and the Contract Fund has grown because of favorable investment experience or the payment of unscheduled premiums or both. Once the paid-up insurance option is exercised, the actual death benefit is equal to the greater of the guaranteed paid-up insurance amount and the Contract Fund multiplied by the attained age factor. Upon request, Pruco Life of New Jersey will quote the amount needed to pay up the Contract and to guarantee the paid-up insurance amount as long as a payment equal to or greater than the quoted amount is received within two weeks of the quote. There is no guarantee if the remittance is received within the two week period and is less than the quoted amount or if the remittance is received outside the two week period. In this case, Pruco Life of New Jersey will add the remittance to the Contract Fund and recalculate the guaranteed paid-up insurance amount. If the guaranteed paid-up insurance amount is equal to or greater than the face amount, the paid-up request will be processed. If the guaranteed paid-up insurance amount is calculated below the face amount, the insured will be notified that the amount is insufficient to process the request. In some cases, the quoted amount, if paid, would increase the death benefit by more than it increases the Contract Fund. In these situations, underwriting might be required to accept the premium payment and to process the paid-up request. Pruco Life of New Jersey reserves the right to change this procedure in the future. After the first Contract year, you must make a proper written request for the Contract to become fully paid-up and send the Contract to a Home Office to be endorsed. If this option is exercised during the first 7 Contract years, the Contract may be classified as a "Modified Endowment Contract," see TAX TREATMENT OF CONTRACT BENEFITS, page 19. A Contract in effect under a paid-up insurance option will have cash surrender and loan values.

REDUCED PAID-UP INSURANCE OPTION

Like the paid-up insurance option, reduced paid-up insurance provides the insured with lifetime insurance coverage without the payment of additional premiums. However, reduced paid-up insurance provides insurance coverage which is generally lower than the death benefit of the Contract. Reduced paid-up insurance is based upon a Contract's current net cash value and can be requested at any time. This option is available only when the Contract is not in default and Pruco Life of New Jersey is not paying any premiums in accordance with any payment of premium benefit that may be included in the Contract. In order to receive reduced paid-up insurance, a Contract owner must make a proper written request, and Pruco Life of New Jersey may request that the owner send the Contract to a Home Office to be endorsed. Acquisition of reduced paid-up insurance within the first 7 Contract years may result in the Contract becoming a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 19.

WHEN PROCEEDS ARE PAID


Pruco Life of New Jersey will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within 7 days after receipt at a Home Office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life of New Jersey may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the sale or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.


With respect to the amount of any cash surrender value allocated to the fixed-rate option, and with respect to a Contract in force as fixed reduced paid-up insurance or as extended term insurance, Pruco Life of New Jersey expects to pay the cash surrender value promptly upon request. However, Pruco Life of New Jersey has the right to delay payment of such cash surrender value for up to 6 months (or a shorter period if required by applicable law). Pruco Life of New Jersey will pay interest of at least 3% a year if it delays such a payment for more than 30 days (or a shorter period if required by applicable law).

LIVING NEEDS BENEFIT

Contract applicants may elect to add the LIVING NEEDS BENEFIT(SM) to their Contracts at issue. The benefit may vary state-by-state. It can generally be added only when the aggregate face amounts of the insured's eligible contracts equal $50,000 or more. There is no charge for adding the benefit to the Contract. However, an administrative charge (not to exceed $150) will be made at the time the LIVING NEEDS BENEFIT is paid.

Subject to state regulatory approval, the LIVING NEEDS BENEFIT allows the Contract owner to elect to receive an accelerated payment of all or part of the Contract's death benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted death benefit will always be less than the death benefit, but will generally be greater than the Contract's cash surrender value. The following option may be available. A Pruco Life of New Jersey representative should be consulted as to whether additional options may be available.

Terminal Illness Option. This option is available if the insured is diagnosed as terminally ill with a life expectancy of 6 months or less. When satisfactory evidence is provided, Pruco Life of New Jersey will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a LIVING NEEDS BENEFIT. You may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for 6 months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the LIVING NEEDS BENEFIT claim form in a single sum.

All or part of the Contract's death benefit may be accelerated under the LIVING NEEDS BENEFIT. If the benefit is only partially accelerated, a death benefit of at least $25,000 must remain under the Contract. Pruco Life of New Jersey reserves the right to determine the minimum amount that may be accelerated.

No benefit will be payable if the Contract owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit. Pruco Life of New Jersey can furnish details about the amount of LIVING NEEDS BENEFIT that is available to an eligible Contract owner under a particular Contract, and the adjusted premium payments that would be in effect if less than the entire death benefit is accelerated.

The Contract owner should consider whether adding this settlement option is appropriate in his or her given situation. Adding the LIVING NEEDS BENEFIT to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related policies, the recently enacted Health Insurance Portability and Accountability Act of 1996 excludes from income the LIVING NEEDS BENEFIT if the insured is terminally ill or chronically ill as defined by the tax law (although the exclusion in the latter case may be limited). Contract owners should consult a qualified tax advisor before electing to receive this benefit. Receipt of a LIVING NEEDS BENEFIT payment may also affect a Contract owner's eligibility for certain government benefits or entitlements.

VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Pruco Life of New Jersey is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Pruco Life of New Jersey will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings it is required to hold in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life of New Jersey will be voted in the same proportion as shares in the respective portfolios for which instructions are received.

Matters on which Contract owners may give voting instructions including the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of shares in a portfolio for which you may give instructions is determined by dividing the portion of your Contract Fund attributable to the portfolio, by the value of one share of the portfolio. The number of votes for which each Contract owner may give Pruco Life of New Jersey instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Pruco Life of New Jersey will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life of New Jersey reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life of New Jersey may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Series Fund's portfolios, or to approve or disapprove an investment advisory contract for the Series Fund. In addition, Pruco Life of New Jersey itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Series Fund's portfolios, provided that Pruco Life of New Jersey reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life of New Jersey does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is in force as fixed extended term insurance or fixed reduced paid-up insurance), you will be sent a statement that provides certain information pertinent to your own Contract. These statements show all transactions during the year that affected the value of your Contract Fund, including monthly changes attributable to investment experience. That statement will also show the current death benefit, cash surrender value, and loan values of your Contract. On request, you will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life of New Jersey may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.


You will also be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in both. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual or semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the inside front cover page of this prospectus.


TAX TREATMENT OF CONTRACT BENEFITS

The tax treatment of life insurance is complex and may change. Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life of New Jersey believes the tax laws apply in the most commonly occurring circumstances. A more technical discussion of what follows is contained in the Statement of Additional Information.


Treatment as Life Insurance. Pruco Life of New Jersey believes that the Contract should qualify as "life insurance" under the Internal Revenue Code. This means that: (1) except as noted below, the Contract owner should not be taxed on any part of the Contract Fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and
(2) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code.


Although Pruco Life of New Jersey believes the Contract should qualify as "life insurance" for federal tax purposes, there are uncertainties, particularly because the Secretary of the Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we have reserved the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will continue to qualify as life insurance.

Pre-Death Distributions. The tax treatment of any distribution received by an owner prior to an insured's death will depend upon whether the Contract is classified as a Modified Endowment Contract.

If the Contract is not classified as a Modified Endowment Contract, proceeds received in the event of a lapse, surrender of the Contract, or withdrawal of part of the cash surrender value will generally not be taxable unless the total amount received exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. In certain limited circumstances, all or a portion of a withdrawal during the first 15 contract years may be taxable even if total withdrawals do not exceed total premiums paid to date. The proceeds of any loan will be treated as indebtedness of the owner and will not be treated as taxable income.

If the Contract is classified as a Modified Endowment Contract, pre-death distributions, including loans and withdrawals (even those made during the 2 year period before the Contract became a Modified Endowment Contract), will be taxed first as investment income to the extent of gain in the Contract, and then as a return of the Contract owner's investment in the Contract. In addition, pre-death distributions (including full surrenders) will be subject to a penalty of 10% of the amount includible in income unless the amount is distributed on or after the owner reaches age 59 1/2, on account of the owner's disability, or as a life annuity.

A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. More generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or the face amount of insurance is decreased during the first seven Contract years, or if the face amount of insurance is increased or if a rider is added or removed from the Contract. You should consult with your tax advisor before making any of these policy changes.

Other Tax Consequences. There may be federal estate taxes and state and local estate and inheritance taxes payable if either the owner or the insured dies. The transfer or assignment of the Contract to a new owner may also have tax consequences. The individual situation of each Contract owner or beneficiary will be significant.

Withholding. The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes will be withheld or in certain other circumstances.

OTHER CONTRACT PROVISIONS

There are several other Contract provisions that are of less significance to you than those already described in detail either because they relate to options that you may choose under the Contract but are not likely to exercise for several years after you first purchase it or because they are of a routine nature not likely to influence your decision to buy the Contract. These provisions are summarized in the EXPANDED TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION, page 27 and described in greater detail in the Statement of Additional Information.

                    FURTHER INFORMATION ABOUT THE SERIES FUND

The Prudential Series Fund, Inc. (the "Series Fund") is a Maryland corporation organized on November 15, 1982. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Series Fund's management or its investment policies or practices.

The Series Fund is currently made up of fifteen separate portfolios, two of which, the Conservative Balanced and Flexible Managed Portfolios are available to Contract owners. Each portfolio is, for many purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each portfolio. Each share of capital stock issued with respect to a portfolio has a pro-rata interest in the assets of that portfolio and has no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Series Fund. In other respects the Series Fund is treated as one entity. For example, the Series Fund has only one Board of Directors and owners of the shares of each portfolio are entitled to vote for members of the Board.

Shares in the Series Fund are currently sold and redeemed at the close of each business day, at their net asset value, determined in the manner described in the Statement of Additional Information, only to separate accounts of Prudential and its subsidiaries. They may, in the future, be sold to other insurers to fund benefits under variable life insurance and variable annuity contracts issued by those companies.

Prudential is the investment advisor of the Series Fund. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Series Fund. One of PIC's business groups is Prudential Investments.

See INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 26.

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

Each portfolio of the Series Fund has a different objective which it pursues through separate investment policies as described below. Since each portfolio has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. Those risks, as explained above, are borne by the Contract owner. The Series Fund may in the future establish other portfolios with different investment objectives.

The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected (which for this purpose and under the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares). The policies by which a portfolio seeks to achieve its investment objectives, however, are not fundamental. They may be changed by the Board of Directors of the Series Fund without the approval of the shareholders.

The investment objectives of both portfolios available to PRUVIDER Contract owners are set forth on page 3. For the sake of convenience, they are repeated here, followed in each case by a brief description of the policies of both portfolios. In some cases a fuller description of those policies is in the Statement of Additional Information. There is no guarantee that any of these objectives will be met.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. The objective of this portfolio is to achieve a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

To achieve this objective, the Conservative Balanced Portfolio will follow a policy of maintaining a more conservative asset mix among stocks, bonds and money market instruments than the Flexible Managed Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

            Asset Type          Minimum           Normal            Maximum
            ----------          -------           ------            -------
              Stocks              15%               35%               50%
      Bonds and Money Market      25%               65%               70%


The portfolio manager will make variations in the proportions of each investment category in accordance with its judgment about the expected returns and risks of the various investment categories, but will maintain at least 25% of the value of the portfolio's assets in fixed-income senior securities.

The bond portion of this portfolio will be invested primarily in securities with maturities of 2 to 10 years and ratings at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service or if unrated, of comparable quality in the opinion of the portfolio manager. However, the portfolio may purchase below-investment grade debt. A description of corporate bond ratings is contained in the Statement of Additional Information. Because of their shorter maturities, the value of the notes and bonds in this portfolio will be less sensitive to changes in interest rates than the longer-term bonds likely to be held in the Flexible Managed Portfolio. Thus, there will be less of a risk of loss of principal, but not as much of a likelihood for greater appreciation in value. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The stock portion of this portfolio will be invested primarily in the equity securities of major, established corporations in sound financial condition that appear to offer attractive prospects of a total return from dividends and capital appreciation that is superior to broadly based stock indices. The portfolio may also invest in preferred stock, including below investment grade preferred stock. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Conservative Balanced Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. See SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST in the Statement of Additional Information.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES on page 23.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a whenissued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described briefly under OPTIONS, FUTURES CONTRACTS AND SWAPS and SHORT SALES, beginning on page 24, and in detail in the Statement of Additional Information.


The Conservative Balanced Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Conservative Balanced Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, has been the portfolio manager of the equity portion of the portfolio since 1995. It is the intention of the portfolio to appoint Patricia Bannan, Managing Director, Prudential Investments, to manage a portion (to be determined by Mr. Stumpp) of the portfolio's equity holdings. Upon Ms. Bannan's appointment, Mr. Spitz will continue to manage the other portion of the portfolio's equity holdings. Tony Rodriguez, Vice President, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Flexible Managed Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Equity Income and Flexible Managed Portfolios of the Series Fund. Ms. Bannan has been portfolio manager of the equity portion of the Flexible Managed Portfolio since 1996. Prior to 1996, Ms. Bannan was President of Phoenix Investment

Counsel where she personally managed $3 billion in assets, including a $2.5 billion balanced mutual fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Flexible Managed Portfolio of the Series Fund.

FLEXIBLE MANAGED PORTFOLIO. The objective of this portfolio is achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve this objective, the Flexible Managed Portfolio will follow a policy of maintaining a more aggressive asset mix among stocks, bonds and money market investments than the Conservative Balanced Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

            Asset Type          Minimum           Normal            Maximum
            ----------          -------           ------            -------
              Stocks              25%               60%              100%
               Bonds              0%                40%               75%
           Money Market           0%                0%                75%


The portfolio manager may make short-run, and sometimes substantial, variations in the asset mix based upon its judgment about the expected returns and risks of the various investment categories. In varying the asset mix in accordance with these judgments, Prudential will also seek to take advantage of imbalances in fundamental values among the different markets.


The bond component of this portfolio is expected under normal circumstances to have a weighted average maturity of greater than 10 years. The values of bonds with longer maturities are generally more sensitive to changes in interest rates than those of shorter maturities. The bond portion of this portfolio will primarily be invested in securities that have a rating at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service. A description of corporate bond ratings is contained in the Statement of Additional Information. However, up to 25% of the bond component of this portfolio may be invested in securities having ratings at the time of purchase of "BB," "Ba" or lower, or if not rated, of comparable quality in the opinion of the portfolio manager, also known as high risk securities. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The established company common stock component of this portfolio will consist of the equity securities of major corporations that are believed to be in sound financial condition. In selecting stocks of smaller capitalization companies, the portfolio manager may invest in companies that show above average profitability (measured by return-on-equity, earnings, and dividend growth rates) with modest price/earnings ratios or alternatively, in companies whose stock is undervalued relative to other stocks in the market. The individual equity selections for this portfolio may have more volatile market values than the equity securities selected for the Conservative Balanced Portfolio. The portfolio may also invest in preferred stock, including below investment grade preferred stock. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Flexible Managed Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio. See SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST in the Statement of Additional Information.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, below.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a whenissued or delayed delivery basis; (v) use interest rate swaps; and (vi) make short sales. These techniques are described briefly under OPTIONS, FUTURES CONTRACTS AND SWAPS and SHORT SALES, beginning on page 24, and in detail in the Statement of Additional Information.

The facts that this portfolio will invest in a mix of common stocks regarded as having higher risks than the mix of common stocks that will be purchased by the Conservative Balanced Portfolio; that it will invest in bonds with longer maturities; and that the "normal" mix for this portfolio will include a higher percentage of stocks all combine to mean that the risk of investing in this portfolio is relatively higher--to the extent that each of these factors results in greater risks--than the risk of investing in the Conservative Balanced Portfolio.

The Flexible Managed Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Flexible Managed Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Patricia Bannan, Managing Director, Prudential Investments, has been the portfolio manager of the equity portion of the portfolio since 1996. It is the intention of the portfolio to appoint Warren Spitz, Managing Director, Prudential Investments, to manage a portion (to be determined by Mr. Stumpp) of the portfolio's equity holdings. Upon Mr. Spitz's appointment, Ms. Bannan will continue to manage the other portion of the portfolio's equity holdings. Tony Rodriguez, Vice President, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Conservative Balanced Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Prior to 1996, Ms. Bannan was President of Phoenix Investment Counsel where she personally managed $3 billion in assets including a $2.5 billion balanced mutual fund. Mr. Spitz has been portfolio manager of the equity portion of the Conservative Balanced Portfolio since 1995 and is also portfolio manager of the Prudential Equity Income Fund and the Equity Income Portfolio of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc., and the Flexible Managed Portfolio of the Series Fund.


FOREIGN SECURITIES

The bond components of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. To the extent permitted by applicable insurance law, the Conservative Balanced and Flexible Managed Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. Securities issued outside the United States and not publicly traded in the United States, as well as American Depository Receipts ("ADRs") and securities denominated in a foreign currency are referred to collectively in this prospectus as "foreign securities."

ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting, and financial reporting standards as domestic issuers.

Foreign securities involve risks of political and economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in United States currency, the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than domestic securities. Under certain market conditions, foreign securities may be less liquid than domestic securities. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. If the security is denominated in foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a portfolio to obtain or to enforce a judgment against the issuers of such securities. See FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS in the Statement of Additional Information.


RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE

The Conservative Balanced and Flexible Managed Portfolios may invest in below investment grade fixed income securities. Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The value of the fixed income securities in the portfolio will be directly impacted by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. Prudential considers both credit risk and market risk in selecting securities for the portfolio. By holding a diversified selection of such securities, the portfolio seeks to reduce this volatility.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Prudential could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities therefore may be less than the prices used in calculating the portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Series Fund's Board of Directors using a method that, in the good faith belief of the Board, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board's judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

From time to time, federal laws have been enacted which have required the divestiture by companies of their investments in high yield bonds and have limited the deductibility of interest by certain corporate issuers of high yield bonds. These types of laws could adversely affect the portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. There is currently no legislation pending that would adversely impact the market for high yield/high risk securities. However, there can be no assurance that such legislation will not be proposed or enacted in the future.


OPTIONS, FUTURES CONTRACTS AND SWAPS

The description of the portfolios' investment policies also state whether they will invest in what are sometimes called derivative securities. These include options (which may be to buy or sell equity securities, debt securities, stock indices, foreign currencies and stock index futures contracts); futures contracts on interest bearing securities, stock and interest rate indices, and foreign currencies; and interest rate swaps. These investments have not in the past represented more than a very minor part of the investments of any portfolio but may increase in the future.

A call option gives the owner the right to buy and a put option the right to sell a designated security or index at a predetermined price for a given period of time. They will be used primarily to hedge or minimize fluctuations in the principal value of a portfolio or to generate additional income. They involve risks which differ, depending upon the particular option. But they often offer an attractive alternative to the purchase or sale of the related security.

Futures contracts represent a contractual obligation to buy or sell a designated security or index within a stated period. They can be used as a hedge against or to minimize fluctuations of a portfolio or as an efficient way of establishing certain positions more quickly than direct purchase of the securities. They can also be used to speculate, but this will not be done by any of the portfolios. They involve risks of various kinds, all of which could result in losses rather than in achieving the intended objective of any particular purchase.

Because options, futures and swaps are now used to such a limited extent, a full description of these investments and the risks associated with them is in the Statement of Additional Information.

SHORT SALES


The Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale.

REPURCHASE AGREEMENTS

The portfolios may enter into repurchase agreements, subject to each portfolio's investment limit in short-term debt obligations, whereby the seller of a security agrees to repurchase that security from the portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the portfolio's money is invested in the repurchase agreement. The repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the portfolio may incur a loss. Both portfolios participate in a joint repurchase account pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the portfolios may be aggregated and invested in one or more repurchase agreements. Each portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use reverse repurchase agreements and dollar rolls. The money market portion of these portfolios may use reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a portfolio with an agreement by the portfolio to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, the portfolio often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have the characteristics of borrowing by the portfolio. Dollar rolls involve sales by a portfolio of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities (same type and coupon) from the same party at an agreed upon price and date. During the roll period, the portfolio forgoes principal and interest paid on the securities. A portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the portfolio may decline below the price of the securities the portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the portfolio's obligation to repurchase the securities. No portfolio will obligate more than 30% of its net assets in connection with reverse repurchase agreements and dollar rolls.

LOANS OF PORTFOLIO SECURITIES

Both of the portfolios may from time to time lend the securities they hold to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government Securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities, while receiving a fee from the borrower or earning interest on the investment of the cash collateral.

There is a slight risk that the borrower may become insolvent, which might delay carrying out a decision to sell the loaned security. This risk can be minimized by careful selection of borrowers and requiring and monitoring the adequacy of capital. No loans will be made to any broker affiliated with Prudential.

                    INVESTMENT RESTRICTIONS APPLICABLE TO THE
                                   PORTFOLIOS

The Series Fund is subject to certain investment restrictions which are fundamental to the operations of the Series Fund and may not be changed except with the approval of a majority vote of the persons participating in the affected portfolio.

The investments of the various portfolios are generally subject to certain additional restrictions under state laws. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified.

A detailed discussion of investment restrictions applicable to the Series Fund is in the Statement of Additional Information.

                     INVESTMENT MANAGEMENT ARRANGEMENTS AND
                                    EXPENSES


The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. Prudential manages the assets that it owns as well as those of various separate accounts established by Prudential and those held by other investment companies for which it acts as investment advisor.

Subject to Prudential's supervision, substantially all of the investment advisory services provided to the Series Fund by Prudential, with respect to the Conservative Balanced and Flexible Managed Portfolios, are furnished by its wholly-owned subsidiary PIC, pursuant to the Service Agreement between Prudential and PIC which provides that a portion of the fee received by Prudential for providing investment advisory services will be paid to PIC. PIC is registered as an investment advisor under the Investment Advisers Act of 1940.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio. It is set forth on page 9. Further information about the investment management arrangements and the expenses of the Series Fund is in the Statement of Additional Information.


PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for the portfolios, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

An affiliated broker may be employed to execute brokerage transactions on behalf of the portfolios, as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Series Fund may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal. Additional information about portfolio brokerage and related transactions is in the Statement of Additional Information.

                                STATE REGULATION

Pruco Life of New Jersey is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life of New Jersey is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life of New Jersey is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

                                        EXPERTS

The financial statements included in this prospectus for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements included in this prospectus for the years prior to 1996 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.

On March 12, 1996, Deloitte & Touche LLP was dismissed as the independent accountants of Pruco Life of New Jersey. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statements disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.

Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

                                   LITIGATION


Several actions have been brought against Pruco Life of New Jersey alleging that Pruco Life of New Jersey and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life of New Jersey for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life of New Jersey that would have a material effect on its financial position.


                      EXPANDED TABLE OF CONTENTS OF STATEMENT OF
                                ADDITIONAL INFORMATION

Included in the registration statements for the Contracts and the Series Fund is a Statement of Additional Information which is available without charge by writing to Pruco Life of New Jersey at 213 Washington Street, Newark, New Jersey 07102-2992. The following table of contents of that Statement provides a brief summary of what is included in each section.

I.    MORE DETAILED INFORMATION ABOUT THE CONTRACT.

      SALES LOAD UPON SURRENDER. A description is given of exactly how Pruco Life of New Jersey determines the amount of the part of the sales load that is imposed only upon surrenders or withdrawals during the first 10 Contract years.

      REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS. Where the Contract is sold at the same time to several individuals who are members of an associated class and Pruco Life of New Jersey's expenses will be reduced, some of the charges under those Contracts may be reduced.

      PAYING PREMIUMS BY PAYROLL DEDUCTION. Your employer may pay monthly premiums for you with deductions from your salary.

      UNISEX   PREMIUMS  AND   BENEFITS.   In  some  states  and  under  certain
      circumstances, premiums and benefits will not vary with the sex of the insured.

      HOW THE DEATH BENEFIT WILL VARY. A description is given of exactly how the death benefit may increase to satisfy Internal Revenue Code requirements.

      WITHDRAWAL OF EXCESS CASH SURRENDER VALUE. If the Contract Fund value is high enough you may be able to withdraw part of the cash surrender value while keeping the Contract in effect. There will be a transaction charge. The death benefit will change. There may be tax consequences. You should consult your Pruco Life of New Jersey representative to discuss whether a withdrawal or a loan is preferable.

      TAX TREATMENT OF CONTRACT BENEFITS. A fuller account is provided of how Contract owners may be affected by federal income taxes.

      SALE OF THE CONTRACT AND SALES COMMISSIONS. The Contract is sold primarily by agents of Prudential who are also registered representatives of one of its subsidiaries, Pruco Securities Corporation, a broker and dealer registered under the Securities and Exchange Act of 1934. Generally, selling agents receive a commission of 50% of the Scheduled Premium in the first year, no more than 6% of the scheduled premiums for the second through tenth years and smaller commissions thereafter.

      RIDERS. Various extra fixed-benefits may be obtained for an extra premium. They are described in what are known as "riders" to the Contract.

      OTHER STANDARD CONTRACT PROVISIONS. The Contract contains several provisions commonly included in all life insurance policies. They include provisions relating to beneficiaries, misstatement of age or sex, suicide, assignment, incontestability, and settlement options.

II.   INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.

            General
            Convertible Securities
            Loan Participations
            Warrants
            Options and Futures
            When-Issued and Delayed Delivery Securities
            Short Sales
            Short Sales Against the Box
            Interest Rate Swaps
            Loans of Portfolio Securities
            Illiquid Securities
            Forward Foreign Currency Exchange Contracts

      A more detailed description is given of these investments and the policies of these portfolios.

III.  INVESTMENT RESTRICTIONS.

      There are many restrictions upon the investments the portfolios may make and the practices in which they may engage; these are fundamental, meaning they may not be changed without Contract owner approval.

IV.   INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES.

      A fuller description than that in the prospectus is given.

V.    PORTFOLIO TRANSACTIONS AND BROKERAGE.

      A description is given of how securities transactions are effected and how Prudential selects the brokers.

VI.   DETERMINATION OF NET ASSET VALUE.

      A full description is given of how the daily net asset value of each portfolio is determined.

VII.  SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST.

      A full description is given.

VIII. DEBT RATINGS.

      A description is given of how Moody's Investors Services, Inc. and Standard & Poor's Corporation describe the creditworthiness of debt securities.

IX.   POSSIBLE REPLACEMENT OF THE SERIES FUND.

      Although it is most unlikely, it is conceivable that Pruco Life of New Jersey might wish to replace the Series Fund portfolios with other investment options. SEC approval will be needed.

X.    OTHER INFORMATION CONCERNING THE SERIES FUND.

            Incorporation and Authorized Stock
            Dividends, Distributions and Taxes
            Custodian and Transfer Agent
            Experts
            License

      More detail is provided about these matters.

XI. DIRECTORS AND OFFICERS OF PRUCO LIFE NEW JERSEY AND MANAGEMENT OF THE SERIES FUND.

      The names and recent affiliations of Pruco Life of New Jersey's directors and executive officers are given. The same information is given for the Series Fund.

XII.  FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.

XIII. THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.

                             ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus and the Statement of Additional Information do not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life of New Jersey. Its address and telephone number are on the inside front cover of this prospectus.

                                 FINANCIAL STATEMENTS

The financial statements of the Account should be distinguished from the financial statements of Pruco Life of New Jersey which should be considered only as bearing upon the ability of Pruco Life of New Jersey to meet its obligations under the Contracts. The financial statements of the Series Fund are in the Statement of Additional Information.

                          FINANCIAL STATEMENTS OF THE
                 PRUVIDER VARIABLE APPRECIABLE LIFE SUBACCOUNTS
            OF PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1996

                                                             SUBACCOUNTS
                                                    ------------------------------
                                                       FLEXIBLE      CONSERVATIVE
                                                       MANAGED         BALANCED
                                                    --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value [Note
    3]............................................  $  332,374,136  $  103,313,807
                                                    --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners.......................  $  332,222,571  $  102,839,654
  Equity of Pruco Life Insurance Company of New
    Jersey........................................         151,565         474,153
                                                    --------------  --------------
                                                    $  332,374,136  $  103,313,807
                                                    --------------  --------------
                                                    --------------  --------------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                             SUBACCOUNTS
                                                    ------------------------------
                                                       FLEXIBLE      CONSERVATIVE
                                                       MANAGED         BALANCED
                                                    --------------  --------------
INVESTMENT INCOME
  Dividend distributions received.................  $    9,673,291  $    4,036,315
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 5A].....       1,886,931         603,268
  Reimbursement for excess expenses [Note 5D].....        (768,611)       (184,407)
                                                    --------------  --------------
NET EXPENSES......................................       1,118,320         418,861
                                                    --------------  --------------
NET INVESTMENT INCOME.............................       8,554,971       3,617,454
                                                    --------------  --------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received............      31,237,057       6,285,583
  Realized gain on shares redeemed
    [average cost basis]..........................       1,665,484         631,625
  Net unrealized gain (loss) on investments.......      (2,307,005)        818,813
                                                    --------------  --------------
NET GAIN ON INVESTMENTS...........................      30,595,536       7,736,021
                                                    --------------  --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......................  $   39,150,507  $   11,353,475
                                                    --------------  --------------
                                                    --------------  --------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A3 THROUGH A5.

                                       A1

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996, 1995 and 1994

                                                                               SUBACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                       FLEXIBLE                                      CONSERVATIVE
                                                       MANAGED                                         BALANCED
                                    ----------------------------------------------  ----------------------------------------------
                                         1996            1995            1994            1996            1995            1994
                                    --------------  --------------  --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income............ $    8,554,971  $    7,690,078  $    5,619,063  $    3,617,454  $    3,339,301  $    2,486,229
  Capital gains distributions
    received.......................     31,237,057      12,349,890       6,536,164       6,285,583       3,199,302         863,296
  Realized gain on shares redeemed
    [average cost basis]...........      1,665,484         862,723         469,942         631,625         395,934          84,451
  Net unrealized gain (loss) on
    investments....................     (2,307,005)     35,084,463     (20,633,412)        818,813       6,759,491      (4,531,190)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS........     39,150,507      55,987,154      (8,008,243)     11,353,475      13,694,028      (1,097,214)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7].........................     (4,012,445)      7,645,276      10,588,266      (2,779,707)       (668,617)      1,744,736
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8].........................        (30,235)        (84,390)         28,940         307,568        (183,597)        139,892
                                    --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE IN NET ASSETS.......     35,107,827      63,548,040       2,608,963       8,881,336      12,841,814         787,414

NET ASSETS:
  Beginning of year................    297,266,309     233,718,269     231,109,306      94,432,471      81,590,657      80,803,243
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year...................... $  332,374,136  $  297,266,309     233,718,269  $  103,313,807  $   94,432,471      81,590,657
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                    --------------  --------------  --------------  --------------  --------------  --------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A3 THROUGH A5.

                                       A2

                      NOTES TO FINANCIAL STATEMENTS OF THE
                       PRUVIDER VARIABLE APPRECIABLE LIFE
      SUBACCOUNTS OF PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
                      FOR THE YEAR ENDED DECEMBER 31, 1996

NOTE 1:  GENERAL

Pruco Life of New Jersey Variable Appreciable Account (the "Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. The two products that invest in the Account are Pruco Life of New Jersey Variable Appreciable Life ("VAL") and Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider").

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are two subaccounts within the Account available to Contract owners of PRUvider. Each of the subaccounts invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

New sales of the VAL product, which invests in the Account, were discontinued as of May 1, 1992. However, premium payments made by current Contract owners will continue to be received by the Account.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

Distributions Received--Dividend and the capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

Equity of Pruco Life Insurance Company of New Jersey--Pruco Life of New Jersey maintains a position in the Account for the purpose of administering activity in the Account. The activity includes unit transactions, fund share transactions, and expense processing. Pruco Life of New Jersey monitors the balance daily and transfers funds based upon anticipated activity. At times, Pruco Life of New Jersey may owe an amount to the Account, which is reflected in Pruco Life of New Jersey's equity as a negative balance. The position does not have an effect on the Contract owner's account or the related unit value.

NOTE 3:  INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1996 were as follows:

                                           PORTFOLIOS
                                 ------------------------------
                                    FLEXIBLE      CONSERVATIVE
                                    MANAGED         BALANCED
                                 --------------  --------------
Number of shares:                    18,685,690       6,658,079
Net asset value per share:       $     17.78763  $     15.51706
Cost:                            $  290,510,240  $   91,751,530

                                       A3

NOTE 4:  CONTRACT OWNER UNIT INFORMATION

Outstanding Contract owner units, unit values and total value of Contract owner equity for the year ended December 31, 1996 were as follows:

                                                              SUBACCOUNTS
                                                  ------------------------------------
                                                      FLEXIBLE         CONSERVATIVE
                                                       MANAGED           BALANCED
                                                  -----------------  -----------------
Contract Owner Units Outstanding (VAL):.........     87,958,937.501     30,989,074.232
Unit value (VAL):...............................  $         3.68167  $         3.09975
                                                  -----------------  -----------------
Contract Owner Equity (VAL):....................  $     323,835,781  $      96,058,382
                                                  -----------------  -----------------
Contract Owner Units Outstanding (PRUvider):....      3,269,346.631      3,069,365.344
Unit value (PRUvider):..........................  $         2.56528  $         2.20934
                                                  -----------------  -----------------
Contract Owner Equity (PRUvider):...............  $       8,386,790  $       6,781,272
                                                  -----------------  -----------------
TOTAL CONTRACT OWNER EQUITY:....................  $     332,222,571  $     102,839,654
                                                  -----------------  -----------------
                                                  -----------------  -----------------

NOTE 5:  CHARGES AND EXPENSES

A.  Mortality Risk and Expense Risk Charges

    The mortality risk and expense risk charges at an effective annual rate of 0.60% and 0.90% are applied daily against the net assets representing equity of VAL and PRUvider Contract owners held in each subaccount, respectively. Mortality risk is that contract holders may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For 1996, the amount of these charges paid to Pruco Life of New Jersey was $3,627,280 for VAL and $113,587 for PRUvider.

B.  Deferred Sales Charge

    Subsequent to a Contract owner redemption, a deferred sales charge is imposed upon surrenders of certain variable life insurance contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the Contract was issued. No sales charge will be imposed after the tenth year of the Contract. No sales charge will be imposed on death benefits. For 1996, the amount of these charges paid to Pruco Life of New Jersey was $33,452.

C.  Partial Withdrawal Charge

    A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. For 1996, the amount of these charges paid to Pruco Life of New Jersey was $17,194.

D.  Expense Reimbursement

    Pursuant to a prior merger agreement, the Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Flexible Managed and Conservative Balanced Portfolios of the Series Fund. PRUvider contracts do not provide for reimbursement by Pruco Life of New Jersey. For 1996, the amount of those reimbursements totaled $953,018.

E.  Cost of Insurance Charges

    Contract holder contributions are applied to the Account net of the following charges: transaction costs, premium taxes, sales loads, monthly administration charges, and death benefit risk charges. During 1996, Pruco Life Insurance Company of New Jersey, received a total of $205,362, $168,923, $468,823, $1,263,734, and $24,222, respectively, for these charges.

NOTE 6:  TAXES

Pruco Life of New jersey is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Pruco Life of New Jersey. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded.

                                       A4

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

Contract owner activity in the subaccounts of the Account for the year ended December 31, 1996, was as follows:

                                                                                 SUBACCOUNTS
                                                                        ------------------------------
                                                                           FLEXIBLE      CONSERVATIVE
                                                                           MANAGED         BALANCED
                                                                        --------------  --------------
Contract Owner Contributions, net:                                      $   32,612,223  $   15,200,979
Contract Owner Redemptions:                                             $  (35,135,228) $  (16,449,929)
Net Transfers from(to) other subaccounts or fixed rate option:          $   (1,489,440) $   (1,530,757)

NOTE 8:  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Pruco Life of New Jersey to (from) the Account.

NOTE 9:  UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) for the year ended December 31, 1996, were as follows:

                                                 SUBACCOUNTS
                                     ------------------------------------
                                         FLEXIBLE         CONSERVATIVE
                                          MANAGED           BALANCED
                                     -----------------  -----------------
Contract Owner Contributions:           10,117,095.280      5,634,628.443
Contract Owner Redemptions:            (10,999,911.624)    (6,423,986.641)

NOTE 10:  PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Series Fund, Inc. were as follows:

                                                        PORTFOLIOS
                                               -----------------------------
                                                 FLEXIBLE      CONSERVATIVE
                                                  MANAGED        BALANCED
                                               -------------  --------------
For the year ended December 31, 1996
Purchases....................................  $   3,974,000  $    1,320,000
Sales........................................  $  (9,135,000) $   (4,211,000)

NOTE 11:  RELATED PARTY TRANSACTIONS

Prudential has purchased multiple individual VAL contracts of the Account insuring the lives of certain employees. Prudential is the owner and beneficiary of the contracts. Net premium payments of approximately $2.9 million for the year ended December 31, 1996 were directed to the Flexible Managed subaccount. Equity of Contract owners in that subaccount at December 31, 1996 includes approximately $119.4 million owned by Prudential.

                                       A5

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
PRUvider Variable Appreciable Life Subaccounts of
Pruco Life of New Jersey Variable Appreciable Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Flexible Managed Subaccount and Conservative Balanced Subaccount of Pruco Life of New Jersey Variable Appreciable Account at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1996, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
March 31, 1997

                                       A6

INDEPENDENT AUDITORS' REPORT

To the Contract Owners of
Pruco Life of New Jersey Variable Appreciable
Account and the Board of Directors
of Pruco Life Insurance Company of New Jersey
Newark, New Jersey

We have audited the accompanying statements of changes in net assets of the Flexible Managed and Conservative Balanced subaccounts of the Pruco Life of New Jersey Variable Appreciable Account of Pruco Life Insurance Company of New Jersey for the periods presented for each of the two years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the changes in net assets of the Flexible Managed and Conservative Balanced subaccounts of the Pruco Life of New Jersey Variable Appreciable Account for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                                       A7

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        STATEMENTS OF FINANCIAL POSITION

                                                               DECEMBER 31,
                                                          1996          1995
                                                       ----------    ----------
                                                                (000'S)
ASSETS
Fixed maturities - Available for sale                  $  555,898    $  513,433
Policy loans                                              113,918        98,194
Short term investments                                     17,002        45,308
                                                       ----------    ----------
               Total invested assets                      686,818       656,935
                                                       ----------    ----------
Cash                                                        3,928          --
Deferred policy acquisition costs                         106,965        96,031
Premiums due                                                  401           344
Accrued investment income                                  12,908        11,579
Receivable from affiliates                                   --           3,616
Federal income tax receivable                                --              69
Other assets                                                1,335           281
Separate Account assets                                   883,261       789,427
                                                       ----------    ----------
TOTAL ASSETS                                           $1,695,616    $1,558,282
                                                       ==========    ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits and other policyholders'        $  100,663    $   92,045
 liabilities
Policyholders' account balances                           375,448       375,193
Federal income tax payable                                  1,970          --
Deferred federal income tax payable                        24,175        23,809
Payable to affiliate                                        6,059         5,375
Other liabilities                                          11,990         6,279
Separate Account liabilities                              880,065       787,566
                                                       ----------    ----------
TOTAL LIABILITIES                                       1,400,370     1,290,267
                                                       ----------    ----------
CONTINGENCIES - NOTE 9
STOCKHOLDER'S EQUITY
Common Stock, $5 par value;
        400,000 shares,
        authorized; issued and
        outstanding at December 31, 1996 and 1995           2,000         2,000
Paid-in-capital                                           125,000       125,000
Net unrealized investment gains (less deferred income       2,032         6,588
tax)
Retained earnings                                         166,214       134,427
                                                       ----------    ----------
TOTAL STOCKHOLDER'S EQUITY                                295,246       268,015
                                                       ----------    ----------
TOTAL LIABILITIES AND
STOCKHOLDER'S EQUITY                                   $1,695,616    $1,558,282
                                                       ==========    ==========

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                            STATEMENTS OF OPERATIONS

                                                           YEAR ENDED
                                                           DECEMBER 31,
                                                    1996      1995      1994
                                                  ----------------------------
                                                             (000'S)
REVENUES

Premiums                                          $  1,345  $  1,042  $  1,869
Policy charges and fee income                       58,571    59,515    55,021
Net investment income                               43,784    43,530    42,357
Realized investment gains(losses)                    1,221     3,592    (8,310)
Other income                                         4,047     3,900     3,201
                                                  ----------------------------

TOTAL REVENUES                                     108,968   111,579    94,138
                                                  ----------------------------

BENEFITS AND EXPENSES

Policyholders' benefits                             28,653    26,331    22,788
Interest credited to policyholders' account         20,069    21,364    22,151
  balances
Other operating costs and expenses                  12,848    21,881    23,716
                                                  ----------------------------

TOTAL BENEFITS AND EXPENSES                         61,570    69,576    68,655
                                                  ----------------------------

Income before income tax provision                  47,398    42,003    25,483

Income tax provision                                15,611    15,002     9,483
                                                  ----------------------------

NET INCOME                                        $ 31,787  $ 27,001  $ 16,000
                                                  ============================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                              YEAR ENDED
                                                              DECEMBER 31,
                                                      1996       1995        1994
                                                   --------------------------------
                                                                (000'S)
COMMON STOCK

Balance, beginning of year                         $   2,000   $   2,000   $  2,000
Issued during year                                      --          --         --
                                                   --------------------------------

Balance, end of year                                   2,000       2,000      2,000
                                                   --------------------------------

PAID IN CAPITAL

Balance, beginning of year                           125,000     125,000    125,000
Paid in during year                                     --          --         --
                                                   --------------------------------

Balance, end of year                                 125,000     125,000    125,000
                                                   --------------------------------

NET UNREALIZED INVESTMENT GAINS (LESS DEFERRED
     INCOME TAX)

Balance, beginning of year                             6,588        --         --
Adoption of SFAS 115                                    --       (11,189)      --
Net change in unrealized investment gains(losses)     (4,556)     17,777       --
                                                   --------------------------------

Balance, end of year                                   2,032       6,588       --
                                                   --------------------------------

RETAINED EARNINGS

Balance, beginning of year                           134,427     107,426     91,426
Net income                                            31,787      27,001     16,000
                                                   --------------------------------

Balance, end of year                                 166,214     134,427    107,426
                                                   --------------------------------

TOTAL STOCKHOLDER'S EQUITY                         $ 295,246   $ 268,015   $234,426
                                                   ================================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                            STATEMENTS OF CASH FLOWS

                                                                               YEAR ENDED
                                                                               DECEMBER 31,
                                                                      1996        1995        1994
                                                                    ---------------------------------
                                                                                 (000'S)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                          $  31,787   $  27,001   $  16,000
Adjustments to reconcile net income to net cash from
     operating activities:
     Increase in future policy benefits and other policyholders'        8,618         900       3,936
       liabilities
     General account policy fee income                                 (9,963)    (11,931)     (7,744)
     Interest credited to policyholders' account balances              20,069      21,364      22,151
     Net decrease (increase) in Separate Accounts                      (1,335)        260        (310)
     Net realized investment (gains)losses                             (1,221)     (3,592)      8,310
     Amortization and other non-cash items                              8,908      (6,839)      3,778
     Change in:
         Accrued investment income                                     (1,329)       (317)       (679)
         Premiums due                                                     (57)         41          26
         Receivable from affiliates                                     3,616      (1,789)       (132)
         Deferred policy acquisition costs                            (10,934)      9,074       4,727
         Other assets                                                    (985)      1,287       2,759
         Payable to affiliate                                             684         807      (3,798)
         Federal income tax payable                                     1,970       8,328      (7,869)
         Deferred federal income tax payable                              366       3,460      (1,183)
         Other liabilities                                              5,711        (304)      2,988
                                                                    ---------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES                                   55,905      47,750      42,960
                                                                    ---------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
             Held to maturity                                            --          --       705,888
             Available for sale                                       901,775     553,681        --
     Payments for the purchase of:
         Fixed maturities:
             Held to maturity                                            --          --      (658,008)
             Available for sale                                      (956,483)   (522,757)       --
     Policy loans                                                     (15,724)    (12,917)    (15,511)
     Net proceeds (payments) of short term investments                 28,306      (3,613)    (12,095)
                                                                    ---------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES                                  (42,126)     14,394      20,274
                                                                    ---------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                     16,754      18,348      22,336
          Withdrawals (net of transfers to/from separate accounts)    (26,605)    (80,509)    (85,590)
                                                                    ---------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES                                   (9,851)    (62,161)    (63,254)
                                                                    ---------------------------------
     Net increase(decrease) in Cash                                     3,928         (17)        (20)
     Cash, beginning of year                                             --            17          37
                                                                    ---------------------------------
CASH , END OF YEAR                                                  $   3,928   $       0   $      17
                                                                    =================================
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes paid                                             $  11,673   $   7,900   $  17,679
                                                                    =================================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRINCIPLES

A. GENERAL

Pruco Life Insurance Company of New Jersey (the Company), a stock life insurance company domiciled in New Jersey, is an indirect subsidiary of The Prudential Insurance Company of America (Prudential), a mutual life insurance company, and a direct subsidiary of Pruco Life Insurance Company (Pruco Life), a stock life insurance company domiciled in the state of Arizona. The Company markets individual life insurance and annuities through Prudential's sales force.

B. BASIS OF PRESENTATION

The Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", as amended by Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", effective for fiscal years beginning after December 15, 1995. Financial statements of mutual life insurance companies, and their wholly owned stock life insurance subsidiaries, for periods beginning after December 15, 1995 which are prepared on the basis of statutory accounting practices will no longer be characterized as in conformity with generally accepted accounting principles (GAAP). As a result, the Company has prepared its 1996 financial statements in accordance with all applicable GAAP pronouncements. The 1995 and 1994 financial statements, which were previously prepared on the statutory basis of accounting, have been restated in accordance with GAAP. The cumulative effect of adopting GAAP as of January 1, 1994 was an increase in retained earnings of $63.6 million. See Note 7 for a reconciliation of the Company's surplus and net income determined in accordance with statutory accounting practices with equity and net income determined on a GAAP basis.

On January 1, 1995, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which expanded the use of fair value accounting for those securities that a company does not have positive intent and ability to hold to maturity. Implementation of this statement decreased stockholder's equity by $11.2 million net of deferred income tax benefit of $6.3 million. In 1994 prior to the adoption of SFAS 115, all fixed maturities were carried at amortized cost.

C. INVESTMENTS

Fixed Maturities - Where the Company may not have the positive intent to hold fixed maturities until maturity, the securities are classified as "Available for Sale." These securities are reported at market value based principally on their quoted market prices. The associated unrealized gains and losses, net of income taxes and deferred policy acquisition costs, are included as a component of equity or if deemed to be other than temporary, are included as a realized loss.

Policy Loans are stated primarily at unpaid principal balances.

Realized Investment Gains and Losses are reported based on specific identification of the investments sold.

Short-term investments are fixed maturities that mature within one year, and are reported at estimated fair value.

D. REVENUE RECOGNITION AND RELATED EXPENSES

Universal life contracts are long duration life insurance contracts that involve significant mortality and morbidity risk with both fixed and guaranteed terms. Investment contracts, such as deferred annuities, are long duration contracts that do not subject the insurance enterprise to risks arising from policyholder mortality or morbidity. Amounts received as payments for these contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist primarily of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration fees and surrender charges. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

Premiums, policy benefits and claims from individual life policies and payout annuities, generally are recognized in operations when due.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

E. DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions and other costs which vary with and are primarily related to the production or acquisition of new business. Acquisition costs related to universal life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality, expense margins and surrender charges based on historical and anticipated future experience. As required, amortization expense also includes the impact of revised estimates to expected gross profits, which is the basis for amortizing deferred policy acquisition costs. Amortization of deferred policy acquisition costs, including the impact of revised estimates of gross profits, was $(2.2) million, $8.9 million, and $11.0 million for the years ended December 31, 1996, 1995, and 1994, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect on the deferred policy acquisition asset that would result from realization of unrealized investment gains(losses) is recognized with an offset to unrealized investment gains(losses) in stockholder's equity.

F. FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES

Benefit reserve liabilities for payout annuities such as matured deferred annuities and supplementary contracts represent the present values of estimated future benefits payments and related expenses. Present values for matured deferred annuity contracts are computed using interest rates ranging from 6.5% to 8.75%. The mortality assumption for these contracts is the 83 IAM tables. Reserves for supplementary contracts are stated at interest rates that vary from 7.25% to 8.25% using mortality and morbidity assumptions either from company experience or various actuarial tables.

When liabilities for future policy benefits plus the present value of expected future gross deposits are insufficient to provide expected future policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter, if required, a premium deficiency reserve is established as a charge to income.

Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross deposits plus interest credited less expense and mortality charges and withdrawals.

Interest crediting rates on life insurance products range from 3.4% to 6.6%.

G. SEPARATE ACCOUNTS

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders. All Separate Account assets are carried at market value. Deposits to all Separate Accounts are reported as increases in Separate Account liabilities, which equal the Separate Account policy account fund values. Charges assessed against policyholders' account balances for mortality, policy administration and surrender charges are included in policy charges and fee income. Mortality and expense risk charges are applied against the policyholders' account balance. The Separate Account assets are legally segregated and are not subject to claims that arise out of any other business of the Company.

H. ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

2. FIXED MATURITIES

Gross unrealized gains and losses for securities, by major security type, are as follows:

                               DECEMBER, 31, 1996
------------------------------------------------------------------------------------------------------
                                                                   Gross         Gross
                                                  Amortized      Unrealized    Unrealized        Fair
(000's)                                             Cost           Gains         Losses          Value
------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE
U.S. Treasury securities and obligations
of U.S. government corporations and               $ 29,386        $     1        $  174        $ 29,213
agencies

Foreign government bonds                            38,853            420            52          39,221

Corporate securities                               483,439          5,108         1,133         487,414

Mortgage-backed securities                              50           --            --                50

------------------------------------------------------------------------------------------------------
Total                                             $551,728        $ 5,529        $1,359        $555,898
------------------------------------------------------------------------------------------------------

                                DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------
                                                                   Gross         Gross
                                                  Amortized      Unrealized    Unrealized        Fair
(000's)                                             Cost           Gains         Losses          Value
------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE
U.S. Treasury securities and obligations
of U.S. government corporations and               $ 81,806        $ 1,287        $ --          $ 83,093
agencies

Foreign government bonds                            25,849          1,128          --            26,977

Corporate securities                               353,514         11,130           340         364,304

Mortgage-backed securities                          36,872          2,192             5          39,059

------------------------------------------------------------------------------------------------------
Total                                             $498,041        $15,737        $  345        $513,433
------------------------------------------------------------------------------------------------------

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

The amortized cost and estimated fair value of fixed maturities at December 31, 1996, categorized by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties.

                                DECEMBER 31, 1996
---------------------------------------------------------------------------
                                                                Estimated
                                                Amortized         Fair
(000's)                                           Cost            Value
---------------------------------------------------------------------------
AVAILABLE FOR SALE

Due in one year or less                         $ 43,723        $ 43,951

Due after one year through five years            444,883         448,048

Due after five years through ten years            57,989          58,586

Due after ten years                                5,083           5,263

Mortgage-backed securities                            50              50
---------------------------------------------------------------------------

Total                                           $551,728        $555,898
---------------------------------------------------------------------------

Proceeds from the sale of fixed maturities during 1996, 1995, and 1994 were $869.6 million, $535.3 million, and $672.8 million, respectively. Gross gains of $5.2 million, $6.8 million, and $3.3 million and gross losses of $4.0 million, $3.2 million, and $11.6 million were realized on those sales during 1996, 1995, and 1994, respectively.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994


3. NET INVESTMENT INCOME

                                                                         YEAR ENDED
                                                                         DECEMBER 31,
Net investment income consists of:                             1996         1995         1994
                                                             ----------------------------------
  Gross investment income                                                  (000'S)
       Fixed maturities                                      $ 36,193     $ 36,861     $ 36,565
       Policy loans                                             5,761        5,029        4,290
       Short term investments                                   2,504        2,290        2,364
       Other                                                       28           51           44
                                                             ----------------------------------
                                                               44,486       44,231       43,263
  Investment expenses                                            (702)        (701)        (906)
                                                             ----------------------------------
  Net investment income                                      $ 43,784     $ 43,530     $ 42,357
                                                             ==================================

4. INVESTMENT GAINS(LOSSES)

                                                                         YEAR ENDED
                                                                         DECEMBER 31,
                                                               1996         1995         1994
                                                             ----------------------------------
                                                                           (000'S)
Fixed maturities:
        Realized investment gains                            $  5,232     $  6,785     $  3,327
        Realized investment losses                             (4,011)      (3,193)     (11,637)
                                                             ----------------------------------

Realized investment gains(losses)                            $  1,221     $  3,592     ($ 8,310)
                                                             ==================================



                                                                         YEAR ENDED
                                                                         DECEMBER 31,
                                                               1996         1995           1994
                                                             ----------------------------------
                                                                           (000'S)
Net unrealized investment gains, beginning of period         $  6,588   $   --           $ --

Net unrealized investment gains(losses) on fixed maturities   (11,222)      32,875         --

Deferred income tax benefit(provision)                          4,040      (11,835)        --
Deferred policy acquisition costs (net of deferred income       2,626       (3,263)        --
taxes)
                                                             ----------------------------------
Net change in unrealized investment gains(losses)              (4,556)      17,777         --

Adoption of SFAS 115                                             --        (11,189)        --
                                                             ----------------------------------

Net unrealized investment gains, end of period               $  2,032     $  6,588       $ --
                                                             ==================================

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

5.  FAIR VALUE INFORMATION

The fair value amounts have been determined by the Company using available information and reasonable valuation methodologies. Considerable judgment is applied, as necessary, in interpreting data to develop the estimates of fair value. Accordingly, the estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values.

The following methods and assumptions were used in calculating the fair values.

Fixed Maturities - Fair values for fixed maturities are based on quoted market prices or estimates from independent pricing services.

Policy Loans - The estimated fair value is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment.

Policyholders' Account Balances - Fair values for policyholders' account balances are equal to the policy account values.

Short-term Investments - Fair values for short-term investments are based on quoted market prices or estimates from independent pricing services.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995:

                                             1996                            1995
                                CARRYING VALUE    FAIR VALUE    CARRYING VALUE    FAIR VALUE
                                --------------    ----------    --------------    ----------
                                                           (000'S)
Financial Assets:
   Fixed maturities -- Available
      for sale                     $555,898        $555,898        $513,433        $513,433
   Policy loans                     113,918         110,262          98,194          99,057
   Short-term investments            17,002          17,002          45,308          45,308

Financial Liabilities:
   Policyholders'
    account balances               $375,448        $375,448        $375,193        $375,193

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

6. INCOME TAXES

The Company is a member of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. The Internal Revenue Code limits the amount of nonlife insurance losses that may offset life insurance company taxable income. Companies operating outside the United States are taxed under applicable foreign statutes.

Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes.

The components of income taxes are as follows:

                                                           YEAR ENDED
                                                           DECEMBER 31,
                                                   1996       1995       1994
                                                 ------------------------------
                                                             (000'S)
Current income tax provision:
   Federal income tax                            $ 13,589   $ 13,868   $  9,431
   State and local income tax                        (907)     1,380      1,235
                                                 ------------------------------
   Total current income tax                        12,682     15,248     10,666
Deferred income tax provision (benefit):
   Federal income tax                               2,848       (239)    (1,150)
   State and local income tax                          81         (7)       (33)
                                                 ------------------------------
   Total deferred income tax                        2,929       (246)    (1,183)
                                                 ------------------------------
Total income tax provision                       $ 15,611   $ 15,002   $  9,483
                                                 ==============================

The income tax provision is different from the amount computed using the expected federal income tax rate of 35% for the following reasons:

                                                          YEAR ENDED
                                                          DECEMBER 31,
                                                1996         1995        1994
                                              ---------------------------------
                                                            (000'S)

Expected federal income tax expense           $ 16,589     $ 14,702     $ 8,919
State income taxes                                (826)       1,373       1,202
Other                                             (152)      (1,073)       (638)
                                              ---------------------------------
Total income tax provision                    $ 15,611     $ 15,002     $ 9,483
                                              =================================

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

The components of net deferred income taxes payable are as follows:

                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                            1996          1995
                                                           -------       -------
DEFERRED INCOME TAX ASSETS                                        (000'S)
Insurance liabilities                                      $ 6,189       $ 6,966
Other                                                         --             276
                                                           -------       -------
Total deferred income tax assets                           $ 6,189       $ 7,242
                                                           -------       -------

DEFERRED INCOME TAX LIABILITIES
Deferred acquisition costs                                 $28,424       $25,322
Net investment gains                                         1,940         5,729
                                                           -------       -------
Total deferred income tax liabilities                       30,364        31,051
                                                           -------       -------
Deferred federal income tax payable                        $24,175       $23,809
                                                           =======       =======

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service is examining the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

7. STOCKHOLDER'S EQUITY RECONCILIATION

The reconciliation of statutory net income to GAAP net income, and statutory surplus to GAAP equity as of December 31, 1996, 1995, and 1994 are as follows:

                                                 1996        1995        1994
                                              ---------------------------------
                                                            (000'S)
Statutory net income                          $  24,774   $  25,567   $  16,309
     Deferred acquisition costs                   5,656      (2,589)     (4,727)
     Deferred premium                               221         (58)        241
     Insurance liabilities                        1,154       4,366       4,614
     Income taxes                                (2,883)        510       8,518
     Interest maintenance reserve                  (765)      1,285     (10,327)
     Separate accounts and other                  3,630      (2,080)      1,372
                                              ---------------------------------
GAAP net income                               $  31,787   $  27,001   $  16,000
                                              =================================

Statutory surplus                             $ 216,019   $ 191,607   $ 163,066
     Investment valuation                         4,170      15,392        --
     Deferred acquisition costs                 106,965      96,031     105,105
     Deferred premium                            (2,205)     (2,426)     (2,368)
     Insurance liabilities                      (21,501)    (25,062)    (23,882)
     Income taxes                               (21,829)    (21,510)    (13,015)
     Asset valuation reserve and interest
      maintenance reserve                        13,598      13,966       5,512
     Other                                           29          17           8
                                              ---------------------------------
GAAP stockholder's equity                     $ 295,246   $ 268,015   $ 234,426
                                              =================================

The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

8. RELATED PARTY TRANSACTIONS

A. SERVICE AGREEMENTS

The Company, Prudential, Pruco Life, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $12 million, $16 million, and $15 million for the years ended December 31, 1996, 1995, and 1994, respectively.

B. PENSION PLANS

The Company is an indirect wholly-owned subsidiary of Prudential which sponsors several defined benefit pension plans that cover substantially all of its employees. Benefits are generally based on career average earnings and credited length of service. Prudential's funding policy is to contribute annually the amount necessary to satisfy the Internal Revenue Service contribution guidelines.

No pension expense for contributions to the plan was allocated to the Company in 1996, 1995, or 1994 because the plan was subject to the full funding limitation under the Internal Revenue Code.

C. POSTRETIREMENT LIFE AND HEALTH BENEFITS

Prudential also sponsors certain life insurance and health care benefits for its retired employees. Substantially all employees may become eligible to receive a benefit if they retire after age 55 with at least 10 years of service. Prudential elected to amortize its obligation over twenty years. A provision for contributions to the postretirement fund is included in the net cost of services allocated to the Company discussed above for the years ended December 31, 1996, 1995, and 1994.

D. REINSURANCE

The Company currently has one reinsurance agreement in place with Prudential (the reinsurer). This contract is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention of $2.5 million. The Company is not relieved of its primary obligation to the policyholder as a result of this reinsurance transaction. This agreement had no material effect on net income for the years ended December 31, 1996, 1995, and 1994.

9. CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

10. DIVIDENDS

The Company is subject to New Jersey law which limits the amount of dividends that insurance companies may pay to stockholders. The maximum dividend which may be paid in any twelve month period without prior approval of the New Jersey Commissioner of Insurance is limited to the greater of 10% of surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1996, the Company would be permitted a maximum of $25 million in dividend distributions in 1997, all of which could be paid in cash, without approval from The State of New Jersey Department of Insurance.

                        Report of Independent Accountants

To the Board of Directors of
Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statement of financial position and the related statements of operations, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey at December 31, 1996, and the results of its operations and its cash flows for the year in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


/s/

PRICE WATERHOUSE LLP
New York, New York
April 11, 1997

INDEPENDENT AUDITORS' REPORT

To The Board of Directors of
Pruco Life Insurance Company of New Jersey
Newark, New Jersey

We have audited the accompanying statement of financial position of Pruco Life Insurance Company of New Jersey as of December 31, 1995, and the related statements of operations, stockholder's equity and cash flows for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements presents fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey as of December 31, 1995, and the results of operations and cash flows for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company has retroactively adopted all applicable generally accepted accounting principles relating to stock life insurance subsidiaries of mutual life insurance companies and has changed, as of January 1, 1995, the method of accounting for fixed maturity investments.


/s/

Deloitte & Touche LLP
Parsippany, NJ
December 19, 1996

PRUVIDER(SM)

VARIABLE APPRECIABLE LIFE(R)

INSURANCE CONTRACT

PRUDENTIAL

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 437-4016, Extension 46

A Subsidiary of The Prudential Insurance Company of America

                                     PART B


                       INFORMATION REQUIRED IN STATEMENT

                           OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1997

THE PRUDENTIAL -------------------

SERIES FUND, INC.

The Prudential Series Fund, Inc. (the "Series Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its fifteen separate portfolios, each of which is, for investment purposes, in effect a separate fund. A separate class of capital stock is issued for each portfolio.

Shares of the Series Fund are currently sold only to separate accounts (the "Accounts") of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts (the "Contracts") issued by those Companies. The Accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The Accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

NOT EVERY PORTFOLIO IS AVAILABLE UNDER ALL OF THE VARIABLE CONTRACTS. THE PROSPECTUS FOR EACH CONTRACT LISTS THE PORTFOLIOS CURRENTLY AVAILABLE UNDER THAT PARTICULAR CONTRACT.

This statement of additional information is not a prospectus and should be read in conjunction with the Series Fund's prospectus dated May 1, 1997, which is available without charge upon written request to The Prudential Series Fund, Inc., Prudential Plaza, Newark, New Jersey 07102-3777 or by telephoning (800) 445-4571.

                                       CONTENTS

                                                                         CROSS-REFERENCE TO
                                                               PAGE      PAGE IN PROSPECTUS
                                                               ----      ------------------
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
  GENERAL....................................................    1               10
  WARRANTS...................................................    1
  OPTIONS ON STOCK, OPTIONS ON DEBT SECURITIES, OPTIONS ON
    STOCK INDICES, OPTIONS ON FOREIGN CURRENCIES, FUTURES
    CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS..............    1               31
  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS................    4               27
  INTEREST RATE SWAPS........................................    6
  ILLIQUID SECURITIES........................................    6

INVESTMENT RESTRICTIONS......................................    7               34

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES..............   10               34

FURTHER INFORMATION ABOUT THE ZERO COUPON BOND PORTFOLIOS....   11               14

OTHER INFORMATION CONCERNING THE SERIES FUND
  PORTFOLIO TRANSACTIONS AND BROKERAGE.......................   12               38
  CUSTODIANS.................................................   13
  EXPERTS....................................................   14
  LICENSES...................................................   14

MANAGEMENT OF THE SERIES FUND................................   15               10

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC......   A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.....   B1

APPENDIX: DEBT RATINGS.......................................   C1

                        THE PRUDENTIAL SERIES FUND, INC.
                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 445-4571

PSF-2 Ed 5-97    Catalog No. 646674P

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

GENERAL

The Prudential Series Fund, Inc. (the "Series Fund") is made up of fifteen separate portfolios: the Money Market Portfolio, the Diversified Bond Portfolio, the Government Income Portfolio, the Zero Coupon Bond Portfolios 2000 and 2005, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the High Yield Bond Portfolio, the Stock Index Portfolio, the Equity Income Portfolio, the Equity Portfolio, the Prudential Jennison Portfolio, the Small Capitalization Stock Portfolio, the Global Portfolio, and the Natural Resources Portfolio. Not every portfolio is available under all of the variable contracts. The prospectus for each Contract lists the portfolios currently available under that particular Contract. The portfolios are managed by The Prudential Insurance Company of America ("Prudential") as discussed in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 10.

Each of the fifteen portfolios seeks to achieve a different investment objective. Accordingly, each portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Series Fund's portfolios can be found in INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the prospectus. The policies employed to manage the Zero Coupon Bond Portfolios are discussed in greater detail in a separate section below.

WARRANTS


The Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global, and Natural Resources Portfolios may invest in warrants on common stocks. Warrants are options to buy a number of shares of stock at a predetermined price during a specified period. The risk associated with the purchase of a warrant is that the purchase price will be lost if the market price of the stock does not reach a level that justifies the exercise or sale of the warrant before it expires. From time to time, the Diversified Bond and the High Yield Bond Portfolios may invest in debt securities that are offered together with warrants but only when the debt security meets the portfolio's investment criteria and the value of the warrant is relatively very small. If the warrant later becomes valuable, it may be sold or exercised.


OPTIONS ON STOCK, OPTIONS ON DEBT SECURITIES, OPTIONS ON STOCK INDICES, OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS

A. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE DIVERSIFIED BOND, GOVERNMENT INCOME, CONSERVATIVE BALANCED, FLEXIBLE MANAGED, HIGH YIELD BOND, EQUITY INCOME, EQUITY, PRUDENTIAL JENNISON, SMALL CAPITALIZATION STOCK, GLOBAL, AND NATURAL RESOURCES PORTFOLIOS.

A portfolio will write only "covered" options on stock indices. A call option is covered if the portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a portfolio writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, cash equivalents or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, at least five "qualified securities", all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a portfolio writes a call on an index which is in-the-money at the time the call is written, the portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a securities exchange or listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") against which the portfolio has not written a stock call option and which has not been hedged by the portfolio by the sale of stock index futures. However, if the portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put option is covered if: (1) the portfolio holds in a segregated account cash, Treasury bills or other high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or
(2) the portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the portfolio in cash, Treasury bills or other liquid unencumbered assets in a segregated account with its custodian. In instances involving the purchase of futures contracts by a portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.

B. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE STOCK INDEX AND SMALL CAPITALIZATION STOCK PORTFOLIOS.

As explained in the prospectus, the Stock Index Portfolio seeks to duplicate the performance of the S&P 500 Index and the Small Capitalization Stock Portfolio seeks to duplicate the performance of the S&P SmallCap 600 Index. The portfolios will be as fully invested in the S&P Indices stocks as is feasible in light of cash flow patterns and the cash requirements for efficiently investing in a unit of the basket of stocks comprising the S&P 500 and S&P SmallCap 600 Indices, respectively. When the portfolios do have short-term investments, they may purchase stock index futures contracts in an effort to have the portfolio better mimic the performance of a fully invested portfolio. When a portfolio purchases stock index futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of futures is unleveraged. As with the other portfolios, the Board of Directors currently intends to limit futures trading so that the Stock Index and Small Capitalization Stock Portfolios will not enter into futures contracts or related options if the aggregate initial margins and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options.

As an alternative to the purchase of a stock index futures contract, the portfolio may construct synthetic positions involving options on stock indices and options on stock index futures that are equivalent to such a long futures position. In particular, the portfolio may utilize "put/call combinations" as synthetic long stock index futures positions. A put/call combination is the simultaneous purchase of a call and the sale of a put with the same strike price and maturity. It is equivalent to a forward position and, if settled every day, is equivalent to a long futures position. When constructing put/call combinations, the portfolio will segregate cash or cash equivalents in a segregated account equal to the market value of the portfolio's forward position to collateralize the position and ensure that it is unleveraged.

C. RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.

A portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although these portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of options that result from privately negotiated transactions with broker-dealers ("OTC options") will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. While the portfolios will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Series Fund enters into OTC option transactions under the Board of Directors' general supervision.

D. RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDICES.

A portfolio's purchase and sale of options on stock indices will be subject to the same risks as stock options, described in the previous section. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the portfolio. It is the policy of the portfolios to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A portfolio will not purchase or sell any index option contract unless and until, in its manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are certain special risks associated with writing calls on stock indices. Because exercises of index options are settled in cash, a call writer such as a portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the portfolios will follow the "cover" procedures described in item A above.

Price movements in a portfolio's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a portfolio bears the risk that the price of the securities held by the portfolio may not increase as much as the index. In such event, the portfolio would bear a loss on the call which is not completely offset by movement in the price of the portfolio's equity securities. It is also possible that the index may rise when the portfolio's securities do not rise in value. If this occurred, the portfolio would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a portfolio has written a call, there is also a risk that the market may decline between the time the portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the portfolio is able to sell stocks in its portfolio. As with stock options, a portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the portfolio would be able to deliver the underlying securities in settlement, the portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options. For example, even if an index call which a portfolio has written is "covered" by an index call held by the portfolio with the same strike price, the portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the portfolio exercises the call it holds or the time the portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indices. If a portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

E. RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. Risks include those described in the prospectus under FOREIGN SECURITIES and OPTIONS ON FOREIGN CURRENCIES. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

F. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

There are several risks associated with a portfolio's use of futures contracts for hedging purposes. One such risk arises because of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indices, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in historical volatility, a portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. In addition, temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. Further, each portfolio's successful use of futures contracts is to some extent dependent on the ability of the portfolio manager to predict correctly movements in the direction of the market, interest rates and/or currency exchange rates.

The hours of trading of futures contracts may not conform to the hours during which the portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

G. RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS.

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indices, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As explained in the prospectus, the Conservative Balanced, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, and Natural Resources Portfolios may purchase debt and equity securities denominated in foreign currencies. To address the currency fluctuation risk that such investments entail, these portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the portfolios will thereby be served.

The portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

The High Yield Bond Portfolio may also invest up to 10% of its total assets in foreign currency denominated debt securities of foreign or domestic issuers; however, the portfolio will not engage in such investment activity unless it has been first authorized to do so by the Series Fund's Board of Directors. If the portfolio does engage in such investment activity, it may also enter into forward foreign currency exchange contracts.

INTEREST RATE SWAPS

The Diversified Bond, Government Income, and High Yield Bond Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a portfolio's exposure to long- or short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

ILLIQUID SECURITIES

Each portfolio, other than the Money Market Portfolio, may hold up to 15% of its net assets in illiquid securities. The Money Market Portfolio may hold up to 10% of its net assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the portfolio has valued them. Repurchase agreements with a maturity of greater than seven days are considered illiquid.

The portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the adviser must determine that the security is of equivalent quality; and (3) the adviser must consider the trading market for the specific security, taking into account all relevant factors. The adviser will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

                                INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

None of the portfolios will:

 1. Buy or sell real estate and mortgages, although the portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Diversified Stock, Balanced, and Specialized Portfolios may purchase and sell stock index futures contracts and related options; the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios), the Global Portfolio, and the Balanced Portfolios may purchase and sell interest rate futures contracts and related options; and all portfolios (other than the Money Market, Government Income, Zero Coupon Bond, and Small Capitalization Stock Portfolios) may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.


 2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

 3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

 4. Make short sales of securities or maintain a short position, except that the Diversified Bond, High Yield Bond, Government Income, Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and except that the portfolios (other than the Money Market and Zero Coupon Bond Portfolios) may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

 5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the Diversified Bond, High Yield Bond and Government Income Portfolios, as well as the fixed income portions of the Balanced Portfolios, may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the Money Market Portfolio and the money market portion of any portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Equity, Prudential Jennison, Small Capitalization Stock, Equity Income, Natural Resources, Global, Flexible Managed and Conservative Balanced Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Series Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of the following options by the following portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin: Diversified Stock and Specialized Portfolios other than the Stock Index Portfolio (options on equity securities, stock indices, foreign currencies) and the Small Capitalization Stock Portfolio (options on equity securities, stock indices); Balanced Portfolios (options on debt securities, equity securities, stock indices, foreign currencies); Diversified Bond and High Yield Bond Portfolios (options on debt securities, foreign currencies); Government Income Portfolio (options on debt securities). Collateral arrangements entered into by the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios) and the Balanced Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.


 6. Enter into reverse repurchase agreements if, as a result, the portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Diversified Bond, High Yield Bond, and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may enter into reverse repurchase agreements and dollar rolls provided that the portfolio's obligations with respect to those instruments do not exceed 30% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

 7. Pledge or mortgage assets, except that no more than 10% of the value of any portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

 8. Lend money, except that loans of up to 10% of the value of each portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a portfolio in accordance with its investment objectives and policies.

 9. Underwrite the securities of other issuers, except where the Series Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that a portfolio may make pursuant to item 8 above.

10. Make an investment unless, when considering all its other investments, 75% of the value of a portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Series Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.


11. Purchase securities of a company in any industry if, as a result of the purchase, a portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).


12. Invest more than 15% of its net assets in illiquid securities. (The Money Market Portfolio will not invest more than 10% of its net assets in illiquid securities.) For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

The Natural Resources Portfolio will generally invest a substantial majority of its total assets in securities of natural resource companies. With respect to item 11 above, as it relates to the Natural Resources Portfolio, the following categories will be considered separate and distinct industries: integrated oil/domestic, integrated oil/international, crude oil production, natural gas production, gas pipeline, oil service, coal, forest products, paper, foods (including corn and wheat), tobacco, fertilizers, aluminum, copper, iron and steel, all other basic metals (e.g., nickel, lead), gold, silver, platinum, mining finance, plantations (e.g., edible oils), mineral sands, and diversified resources. A company will be deemed to be in a particular industry if the majority of its revenues is derived from or the majority of its assets is dedicated to one of the categories described in the preceding sentence. The Board of Directors of the Series Fund will review these industry classifications from time to time to determine whether they are reasonable under the circumstances and may change such classifications, without shareholder approval, to the extent necessary.

Certain additional non-fundamental investment policies are applicable only to the Money Market Portfolio. That portfolio will not:

 1. Invest in oil and gas interests, common stock, preferred stock, warrants or other equity securities.

 2. Write or purchase any put or call option or combination of them, except that it may purchase putable or callable securities.

 3. Invest in any security with a remaining maturity in excess of 397 days, except that securities held pursuant to repurchase agreements may have a remaining maturity of more than 397 days.

Certain additional non-fundamental investment policies are applicable only to the High Yield Bond Portfolio. That portfolio will not:

 1. Invest in any non-fixed income equity securities, including warrants, except when attached to or included in a unit with fixed income securities, but not including preferred stock.

 2. Invest more than 20% of the market or other fair value of its total assets in United States currency denominated issues of foreign governments and other foreign issuers; or invest more than 10% of the market or other fair value of its total assets in securities which are payable in currencies other than United States dollars. The portfolio will not engage in investment activity in non-U.S. dollar denominated issues without first obtaining authorization to do so from the Series Fund's Board of Directors. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS, page 1.

The investments of the various portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

 1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

 2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

 3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

 4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Series Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the portfolio.

Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios. For example, the Series Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries enumerated in item 2 of the Appendix to the prospectus. In addition, the Series Fund adheres to additional restrictions relating to such practices as the lending of securities, borrowing, and the purchase of put and call options, futures contracts, and derivative instruments on securities to comply with investment guidelines issued by the California Department of Insurance.

Current federal income tax laws require that the assets of each portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Series Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. See

DIVIDENDS, DISTRIBUTIONS, AND TAXES in the prospectus. Prudential intends to maintain the assets of each portfolio pursuant to those diversification requirements.

                       INVESTMENT MANAGEMENT ARRANGEMENTS
                                  AND EXPENSES

Prudential is the investment advisor of the Series Fund. It is the largest insurance company in the United States. The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison") under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. More detailed information about Prudential and its role as investment advisor can be found in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the prospectus.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.

The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the portfolio. For the Money Market, Diversified Bond, Government Income, Zero Coupon Bond, Equity Income, and Small Capitalization Stock Portfolios that fee is equal to an annual rate of 0.4% of the average daily net assets of each of the portfolios. For the Equity and Natural Resources Portfolios, the fee is equal to an annual rate of 0.45% of the average daily net assets of each of the portfolios. The fee for the Conservative Balanced and High Yield Bond Portfolios is equal to an annual rate of 0.55% of the average daily net assets of each of the portfolios. For the Flexible Managed and Prudential Jennison Portfolios, the fee is equal to an annual rate of 0.6% of the average daily net assets of the portfolio. The fee for the Global Portfolio is equal to an annual rate of 0.75% of the average daily net assets of the portfolio. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment advisory services. Prudential pays Jennison a portion of the fee it receives for providing investment advisory services to the Prudential Jennison Portfolio.


For the years 1996, 1995, and 1994, Prudential received a total of $94,962,866, $77,610,207, and $66,413,206, respectively, in investment management fees for all of the Series Fund's portfolios.


The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Series Fund, other than investor services and any daily Series Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Series Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.

Each portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective portfolios. Expenses that will be borne directly by the portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the Custodian and Transfer Agent, and other expenses attributable to a particular portfolio. Expenses that will be allocated among all portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, Securities and Exchange Commission fees, accounting costs, the fees and expenses of directors of the Series Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Series Fund. If the Series Fund is sued, litigation costs may be directly applicable to one or more portfolio or allocated on the basis of the size of the respective portfolios, depending upon the nature of the lawsuit. The Series Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to a portfolio (except the Global Portfolio) the portion of the investment management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses of that portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the portfolio's average daily net assets. There is no expense limitation or reimbursement provision for the Global Portfolio.

The Investment Advisory Agreement with Prudential was most recently approved by the Series Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on February 12, 1997 with respect to all portfolios. The Investment Advisory Agreement was most recently approved by the shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to all portfolios except the Prudential Jennison and Small Capitalization Stock Portfolios. A Supplemental Advisory Agreement regarding the Prudential Jennison and Small Capitalization Stock Portfolios was approved by the Series Fund Board of Directors on December 20, 1994 and by the sole shareholder of the Prudential Jennison and Small Capitalization Stock Portfolios on April 5, 1995. The Investment Advisory and Supplemental Investment Advisory Agreements will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Series Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each portfolio. The required shareholder approval of the Agreements shall be effective with respect to any portfolio if a majority of the voting shares of that portfolio vote to approve the Agreements, even if the Agreements are not approved by a majority of the voting shares of any other portfolio or by a majority of the voting shares of the entire Series Fund. The Agreements provide that they may not be assigned by Prudential and that they may be terminated upon 60 days' notice by the Series Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreements upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Series Fund at their 1989 annual meeting with respect to all portfolios except for the Prudential Jennison and Small Capitalization Stock Portfolios, which had not yet been established. The Service Agreement with respect to those portfolios and the Investment Subadvisory Agreement with Jennison were ratified by the sole shareholder of those portfolios, April 5, 1995. The Service Agreement between Prudential and PIC will continue in effect as to the Series Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Series Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Series Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Series Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.

Prudential also serves as the investment advisor to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment advisor, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment advisor have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

                            FURTHER INFORMATION ABOUT THE
                              ZERO COUPON BOND PORTFOLIOS

As stated in the prospectus, the objective of Zero Coupon Bond Portfolios 2000 and 2005 is to achieve the highest predictable compounded investment return for a specified period of time, consistent with the safety of invested capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage these portfolios.

If each Zero Coupon Bond Portfolio held only stripped securities that were obligations of the United States Government, maturing on the liquidation date, the compounded yield of the portfolio from the date of initial investment until the liquidation date could be calculated arithmetically to a high degree of accuracy. By: (i) including stripped corporate obligations and interest bearing debt securities; (ii) including securities with maturity dates within 2 years of the liquidation date; and (iii) more actively managing the portfolio, the accuracy of the predicted yield is reduced somewhat with the objective of achieving an increased yield. The reduction in accuracy is kept to an acceptably small amount, however, by an investment technique known as "immunization." By purchasing securities with maturity dates or with interest payment dates prior to the liquidation date, a risk is incurred that the payments received will not be able to be reinvested at interest rates as high as or higher than the yield initially predicted. This is known as "reinvestment risk." By including securities with maturity dates after the liquidation date, a risk is incurred that, because interest rates have increased, the market value of such securities will be lower than had been anticipated. This is known as "market risk." It is also possible, conversely, that payments received prior to the liquidation date can be reinvested at higher rates than the predicted yield and that the value of unmatured securities on the liquidation date will be greater than anticipated. Reinvestment risk and market risk are thus reciprocal in that any change in the general level of interest rates has an opposite effect on the two classes of securities described above.

The portfolios' investment advisor seeks to balance these risks by making use of the concept of "duration." A bond's duration is the average weighted period of time until receipt of all scheduled cash payments under the bond (whether principal or interest), where the weights are the present value of the amounts to be received on each payment date. Unlike the concept of a bond's "term to maturity," therefore, duration takes into account both the amount and timing of a bond's interest payments, in addition to its maturity date and yield to maturity. The duration of a zero coupon bond is the product of the face amount of the bond and the time until maturity. As applied to a portfolio of bonds, a portfolio's "duration" is the average weighted period of time until receipt of all scheduled payments, whether principal or interest, from all bonds in the portfolio.

When a portfolio's duration is equal to the length of time remaining until its liquidation date, fluctuations in the amount of income accumulated by the portfolio through reinvestment of coupon or principal payments received prior to the liquidation date (i.e., fluctuations caused by reinvestment risk) will, over the period ending on the liquidation date, be approximately equal in magnitude to, but opposite in direction from, fluctuations in the market value on the liquidation date of the portfolio's unmatured bonds (i.e., fluctuations caused by market risk). By maintaining each portfolio's duration within 1 year of the length of time remaining until its liquidation date, Prudential believes that each portfolio's value on its liquidation date, and hence an investor's compounded investment return to that date, will largely be immunized against changes in the general level of interest rates. The success of this technique could be affected, however, by such factors as changes in the relationship between long-term and short-term interest rates and changes in the difference between the yield on corporate and Treasury securities.

Prudential will also calculate a projected yield for each Zero Coupon Bond Portfolio. At the beginning of each week, after the net asset value of each Zero Coupon Bond Portfolio has been determined, Prudential will calculate the compounded annual yield that will result if all securities in the portfolio are held until the liquidation date or, if earlier, until their maturity dates (with the proceeds reinvested until the liquidation date). This is the predicted yield for that date. It can also be expressed as the amount to which a premium of $10,000 is predicted to grow by the portfolio's liquidation date. Both of these numbers will be furnished upon request. Unless there is a significant change in the general level of interest rates--in which case a recalculation will be made--the predicted yield is not likely to vary materially over the course of each week.

As stated in the prospectus, as much as 30% of each portfolio's assets may be invested in zero coupon debt securities issued by United States corporations or in high grade interest bearing debt securities, provided that no more than 20% of the assets of the portfolio may be invested in interest bearing securities. The extent to which the portfolio invests in interest bearing securities may rise above 20% as the portfolio moves closer to its liquidation date since both reinvestment risk and market risk become smaller as the period to the liquidation date decreases.

                     OTHER INFORMATION CONCERNING THE SERIES FUND

PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential is responsible for decisions to buy and sell securities, options on securities and indices, and futures and related options for the Series Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Series Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential.

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Series Fund will not deal with Prudential Securities Incorporated in any transaction in which Prudential Securities Incorporated acts as principal. Thus, it will not deal with Prudential Securities Incorporated if execution involves Prudential Securities Incorporated's acting as principal with respect to any part of the Series Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities Incorporated, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the Securities and Exchange Commission. This limitation, in the opinion of the Series Fund, will not significantly affect the portfolios' current ability to pursue their respective investment objectives.

However, in the future it is possible that the Series Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities of the Series Fund, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Series Fund, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Series Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Series Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than Prudential Securities Incorporated, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Series Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Series Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, Prudential Securities Incorporated may act as a securities broker or futures commission merchant for the Series Fund. In order for Prudential Securities Incorporated to effect any portfolio transactions for the Series Fund, the commissions received by Prudential Securities Incorporated must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities Incorporated to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Series Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities Incorporated are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, Prudential Securities Incorporated may not retain compensation for effecting transactions on a national securities exchange for the Series Fund unless the Series Fund has expressly authorized the retention of such compensation in a written contract executed by the Series Fund and Prudential Securities Incorporated. Rule 11a2-2(T) provides that Prudential Securities Incorporated must furnish to the Series Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities Incorporated from transactions effected for the Series Fund during the applicable period. Brokerage and futures transactions with Prudential Securities Incorporated are also subject to such fiduciary standards as may be imposed by applicable law.


For the years 1996, 1995, and 1994, the Series Fund paid a total of $12,197,982, $11,607,197, and $11,579,886, respectively, in brokerage commissions. Of those amounts, $961,524, $899,739, and $560,155, for 1996, 1995, and 1994,
respectively, was paid out to Prudential Securities Incorporated. For 1996, the commissions paid to this affiliated broker constituted 7.9% of the total commissions paid by the Series Fund for that year. Transactions through this affiliated broker accounted for 7.9% of the aggregate dollar amount of transactions for the Series Fund involving the payment of commissions.

CUSTODIANS

Chase Manhattan Bank, Chase Metro Tech Center, Brooklyn, NY 11245, is currently the custodian of the assets held by all the portfolios, except the Global Portfolio. On or about May 31, 1997, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, will become the custodian of the assets held by all the portfolios except the Global Portfolio. IFTC will also be the custodian of the assets held in connection with repurchase agreements entered into by the portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these portfolios. Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Series Fund's custodians employs subcustodians, who were approved by the directors of the Series Fund in accordance with regulations of the Securities and Exchange Commission, for the purpose of providing custodial service for the Series Fund's foreign assets held outside the United States. The directors of the Series Fund monitor the activities of the custodians and the subcustodians.


EXPERTS


The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the Series Fund's prospectus for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.

The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the Series Fund's prospectus for the years ended prior to 1996 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, NJ 07054-0319.


LICENSES

As part of the Investment Advisory Agreement, Prudential has granted the Series Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Series Fund's investment advisor. Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Series Fund of such notice, unless a majority of the outstanding voting securities of the Series Fund vote to continue the Agreement notwithstanding termination of the license.

The Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Series Fund particularly or the ability of the S&P 500 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Series Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index. The S&P 500 Index and the S&P SmallCap 600 Index are determined, composed and calculated by S&P without regard to the Series Fund, the Stock Index Portfolio or the Small Capitalization Stock Portfolio. S&P has no obligation to take the needs of the Series Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Series Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Series Fund Shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE SERIES FUND, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                          MANAGEMENT OF THE SERIES FUND

The names of all directors and major officers of the Series Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is Prudential Plaza, Newark, New Jersey 07102-3777.

                          DIRECTORS OF THE SERIES FUND

MENDEL A. MELZER*, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993:
Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, President and Director--Chief Executive Officer of Prudential Investments since 1995; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.


W. SCOTT MCDONALD, JR., Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address:
9 Zamrok Way, Morristown, New Jersey 07960.


JOSEPH WEBER, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                            OFFICERS WHO ARE NOT DIRECTORS

SUSAN COTE, Vice President--Vice President Prudential Investments since 1996; 1995 to 1996: Chief Operating Officer and Managing Director, Prudential Mutual Fund Investment Management; Prior to 1995: Senior Vice
President and Treasurer of Prudential Mutual Funds.

THOMAS EARLY, Secretary--General Counsel, Mutual Funds and Annuities, Prudential Investments since 1996; 1994 to 1996: General Counsel, Prudential Retirement Services, Prudential Investments; Prior to 1994: Associate General Counsel and Chief Financial Services Counsel, Frank Russell Company.

I. EDWARD PRICE, Vice President--Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance; Prior to 1993: Senior Vice President and Company Actuary of Prudential.

EUGENE STARK, Comptroller, Principal Financial Officer and Treasurer--Vice President, Prudential Investments.

No director or officer of the Series Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Series Fund for services as one of its directors or officers. Each director of the Series Fund who is not an interested person of the Series Fund will receive a fee of $2,000 per year plus $200 per portfolio for each meeting of the Board attended and will be reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Series Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Series Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Series Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Series Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Series Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Series Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments (amortized cost:
      $663,894,267)............................  $  663,894,267
    Cash.......................................             864
    Interest receivable........................       5,663,807
                                                 --------------
      Total Assets.............................     669,558,938
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         653,175
    Accrued expenses...........................         137,642
                                                 --------------
      Total Liabilities........................         790,817
                                                 --------------
  NET ASSETS...................................  $  668,768,121
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      668,768
      Paid-in capital in excess of par.........     668,099,353
                                                 --------------
    Net assets, December 31, 1996..............  $  668,768,121
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 66,876,812 outstanding shares of
      common stock (authorized 200,000,000
      shares)..................................  $        10.00
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $    34,610,969
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,495,613
    Shareholders' reports......................          140,000
    Accounting fees............................           87,000
    Custodian expense..........................           32,000
    Audit fees.................................           10,700
    Directors' fees............................            2,000
    Legal fees.................................              400
    Miscellaneous expenses.....................               21
                                                 ---------------
                                                       2,767,734
                                                 ---------------
  NET INVESTMENT INCOME........................       31,843,235
                                                 ---------------
  NET REALIZED GAIN ON INVESTMENTS
    Net realized gain on investments...........            1,246
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    31,844,481
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     31,843,235     $    33,920,243
    Net realized gain on investments.......................................................              1,246                  --
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         31,844,481          33,920,243
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (31,843,235)        (33,920,243)
    Distributions from net realized capital gains..........................................             (1,246)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (31,844,481)        (33,920,243)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [18,464,400 and 13,987,392 shares, respectively]....................        184,644,000         139,873,920
    Capital stock issued in reinvestment of dividends and distributions [3,184,448 and
     3,392,024 shares, respectively].......................................................         31,844,481          33,920,243
    Capital stock repurchased [(16,104,000) and (14,375,600) shares, respectively].........       (161,040,000)       (143,756,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         55,448,481          30,038,163
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         55,448,481          30,038,163
  NET ASSETS:
    Beginning of year......................................................................        613,319,640         583,281,477
                                                                                             ------------------  -------------------
    End of year............................................................................   $    668,768,121     $   613,319,640
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $729,261,513)............................  $  743,439,495
    Cash.......................................             457
    Interest and dividends receivable..........      11,451,464
    Receivable for investments sold short (Note
      2).......................................      26,546,678
                                                 --------------
      Total Assets.............................     781,438,094
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      33,940,503
    Investments sold short at value (proceeds
      $26,546,678 including accrued interest)
      (Note 2).................................      26,310,748
    Payable to investment adviser..............         721,625
    Accrued expenses...........................         150,054
    Payable for capital stock repurchased......          98,583
                                                 --------------
      Total Liabilities........................      61,221,513
                                                 --------------
  NET ASSETS...................................  $  720,216,581
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      650,871
      Paid-in capital, in excess of par........     699,963,944
                                                 --------------
                                                    700,614,815
    Undistributed net investment income........       2,057,193
    Accumulated net realized gains on
      investments..............................       3,130,661
    Net unrealized appreciation on
      investments..............................      14,413,912
                                                 --------------
    Net assets, December 31, 1996..............  $  720,216,581
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 65,087,090 outstanding shares of
      common stock (authorized 200,000,000
      shares)..................................  $        11.07
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $    49,692,559
    Dividends..................................           89,819
                                                 ---------------
                                                      49,782,378
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,713,429
    Shareholders' reports......................          205,000
    Accounting fees............................           85,000
    Custodian expense..........................           43,000
    Audit fees.................................           11,600
    Directors' fees............................            2,000
    Legal fees.................................              500
    Miscellaneous expenses.....................              332
                                                 ---------------
      Total expenses...........................        3,060,861
    Less: custodian fee credit.................           (5,308)
                                                 ---------------
      Net expenses.............................        3,055,553
                                                 ---------------
  NET INVESTMENT INCOME........................       46,726,825
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........        3,227,785
    Net change in unrealized appreciation on:
      Investments..............................      (19,084,958)
      Short sales..............................          235,930
                                                 ---------------
                                                     (18,849,028)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................      (15,621,243)
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    31,105,582
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     46,726,825     $    41,106,435
    Net realized gain on investments.......................................................          3,227,785           3,945,376
    Net change in unrealized appreciation on investments and short sales...................        (18,849,028)         65,195,088
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         31,105,582         110,246,899
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (44,766,756)        (40,773,047)
    Distributions from net realized capital gains..........................................                 --          (1,426,845)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (44,766,756)        (42,199,892)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [7,068,417 and 3,596,587 shares, respectively]......................         78,594,183          39,971,262
    Capital stock issued in reinvestment of dividends and distributions [4,117,675 and
     3,793,654 shares, respectively].......................................................         44,766,756          42,199,892
    Capital stock repurchased [(4,070,327) and (3,376,822) shares, respectively]...........        (45,319,610)        (36,030,334)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         78,041,329          46,140,820
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         64,380,155         114,187,827
  NET ASSETS:
    Beginning of year......................................................................        655,836,426         541,648,599
                                                                                             ------------------  -------------------
    End of year............................................................................   $    720,216,581     $   655,836,426
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A2

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $474,449,592)............................  $  476,801,502
    Cash.......................................             228
    Interest receivable........................       5,874,562
                                                 --------------
      Total Assets.............................     482,676,292
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         494,508
    Accrued expenses...........................         122,431
    Payable for capital stock repurchased......          23,913
                                                 --------------
      Total Liabilities........................         640,852
                                                 --------------
  NET ASSETS...................................  $  482,035,440
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      429,580
      Paid-in capital in excess of par.........     487,138,074
                                                 --------------
                                                    487,567,654
    Undistributed net investment income........          33,167
    Accumulated net realized losses on
      investments..............................      (7,917,291)
    Net unrealized appreciation on
      investments..............................       2,351,910
                                                 --------------
    Net assets, December 31, 1996..............  $  482,035,440
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 42,957,973 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        11.22
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $    33,508,051
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,957,623
    Shareholders' reports......................          175,000
    Accounting fees............................           95,000
    Custodian expense..........................           42,000
    Audit fees.................................            8,100
    Directors' fees............................            2,000
    Legal fees.................................              300
    Miscellaneous expenses.....................               37
                                                 ---------------
      Total expenses...........................        2,280,060
    Less: custodian fee credit.................          (14,020)
                                                 ---------------
      Net expenses.............................        2,266,040
                                                 ---------------
  NET INVESTMENT INCOME........................       31,242,011
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........       14,328,542
    Net change in unrealized appreciation on
      investments..............................      (35,068,717)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................      (20,740,175)
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    10,501,836
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     31,242,011     $    31,463,453
    Net realized gain (loss) on investments................................................         14,328,542         (12,819,604)
    Net change in unrealized appreciation on investments...................................        (35,068,717)         66,364,196
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         10,501,836          85,008,045
                                                                                             ------------------  -------------------
  DIVIDENDS:
    Dividends from net investment income...................................................        (30,988,878)        (31,133,859)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [778,426 and 863,496 shares, respectively]..........................          8,926,475           9,888,081
    Capital stock issued in reinvestment of dividends [2,790,002 and 2,693,392 shares,
     respectively].........................................................................         30,988,878          31,133,859
    Capital stock repurchased [(3,428,037) and (7,346,525) shares, respectively]...........        (39,168,176)        (80,695,126)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............            747,177         (39,673,186)
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        (19,739,865)         14,201,000
  NET ASSETS:
    Beginning of year......................................................................        501,775,305         487,574,305
                                                                                             ------------------  -------------------
    End of year............................................................................   $    482,035,440     $   501,775,305
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A3

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        ZERO COUPON BOND 2000 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $42,593,668).............................  $   44,802,353
    Interest receivable........................             109
                                                 --------------
      Total Assets.............................      44,802,462
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............          45,050
    Accrued expenses...........................          18,242
                                                 --------------
      Total Liabilities........................          63,292
                                                 --------------
  NET ASSETS...................................  $   44,739,170
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $       34,636
      Paid-in capital in excess of par.........      42,136,569
                                                 --------------
                                                     42,171,205
    Undistributed net investment income........           8,384
    Accumulated net realized gains on
      investments..............................         350,896
    Net unrealized appreciation on
      investments..............................       2,208,685
                                                 --------------
    Net assets, December 31, 1996..............  $   44,739,170
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 3,463,608 outstanding shares of
      common stock (authorized 25,000,000
      shares)..................................  $        12.92
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $     1,613,482
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          119,545
    Custodian expense..........................           13,000
    Shareholders' reports......................           11,000
    Accounting fees............................           10,000
    Directors' fees............................            2,000
    Audit fees.................................              400
    Legal fees.................................              100
                                                 ---------------
                                                         156,045
                                                 ---------------
  NET INVESTMENT INCOME........................        1,457,437
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........          350,896
    Net change in unrealized appreciation on
      investments..............................         (913,982)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................         (563,086)
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $       894,351
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,457,437     $     1,045,991
    Net realized gain on investments.......................................................            350,896             945,638
    Net change in unrealized appreciation on investments...................................           (913,982)          2,457,617
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................            894,351           4,449,246
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (1,464,562)         (1,046,055)
    Distributions from net realized capital gains..........................................                 --            (945,910)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................         (1,464,562)         (1,991,965)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [1,886,245 and 111,200 shares, respectively]........................         24,377,000           1,481,434
    Capital stock issued in reinvestment of dividends and distributions [114,738 and
     151,186 shares, respectively].........................................................          1,464,562           1,991,965
    Capital stock repurchased [(440,396) and (89,987) shares, respectively]................         (5,791,000)         (1,195,434)
    Initial capitalization repurchased by The Prudential [-0- and (8,965) shares,
     respectively].........................................................................                 --            (111,423)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         20,050,562           2,166,542
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         19,480,351           4,623,823
  NET ASSETS:
    Beginning of year......................................................................         25,258,819          20,634,996
                                                                                             ------------------  -------------------
    End of year............................................................................   $     44,739,170     $    25,258,819
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A4

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        ZERO COUPON BOND 2005 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $23,876,529).............................  $   25,784,167
    Cash.......................................          69,821
                                                 --------------
      Total Assets.............................      25,853,988
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............          26,141
    Accrued expenses...........................          13,117
                                                 --------------
      Total Liabilities........................          39,258
                                                 --------------
  NET ASSETS...................................  $   25,814,730
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $       21,066
      Paid-in capital in excess of par.........      23,825,693
                                                 --------------
                                                     23,846,759
    Undistributed net investment income........          60,333
    Net unrealized appreciation on
      investments..............................       1,907,638
                                                 --------------
    Net assets, December 31, 1996..............  $   25,814,730
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 2,106,585 outstanding shares of
      common stock (authorized 50,000,000
      shares)..................................  $        12.25
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $     1,442,897
                                                 ---------------
  EXPENSES
    Investment advisory fee....................           97,040
    Custodian expense..........................           10,613
    Accounting fees............................           10,000
    Shareholders' reports......................            9,000
    Directors' fees............................            2,000
    Audit fees.................................              400
    Legal fees.................................              100
                                                 ---------------
      Total expenses...........................          129,153
    Less: custodian fee credit.................             (613)
                                                 ---------------
      Net expenses.............................          128,540
                                                 ---------------
  NET INVESTMENT INCOME........................        1,314,357
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........          278,534
    Net change in unrealized appreciation on
      investments..............................       (1,746,280)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................       (1,467,746)
                                                 ---------------
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  ($      153,389)
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      1,314,357     $     1,027,273
    Net realized gain on investments.......................................................            278,534             471,329
    Net change in unrealized appreciation on investments...................................         (1,746,280)          3,840,819
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................           (153,389)          5,339,421
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (1,273,302)         (1,031,193)
    Distributions from net realized capital gains..........................................           (278,534)           (471,329)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................         (1,551,836)         (1,502,522)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [205,219 and 292,895 shares, respectively]..........................          2,571,000           3,700,000
    Capital stock issued in reinvestment of dividends and distributions [128,813 and
     116,304 shares, respectively].........................................................          1,551,836           1,502,522
    Capital stock repurchased [20,262 and (152,641) shares, respectively]..................           (250,000)         (1,898,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................          3,872,836           3,304,522
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................          2,167,611           7,141,421
  NET ASSETS:
    Beginning of year......................................................................         23,647,119          16,505,698
                                                                                             ------------------  -------------------
    End of year............................................................................   $     25,814,730     $    23,647,119
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A5

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,188,354,768)..........................  $4,538,468,628
    Receivable for investments sold short (Note
      2).......................................     111,621,197
    Interest and dividends receivable..........      44,683,414
    Receivable for investments sold............       1,376,096
                                                 --------------
      Total Assets.............................   4,696,149,335
                                                 --------------
  LIABILITIES
    Investments sold short at value (proceeds
      $111,621,197 including accrued interest)
      (Note 2).................................     110,481,637
    Payable for investments purchased..........      99,447,868
    Payable to investment adviser..............       6,126,182
    Accrued expenses...........................         768,878
    Bank overdraft.............................         453,239
    Payable for capital stock repurchased......          62,998
                                                 --------------
      Total Liabilities........................     217,340,802
                                                 --------------
  NET ASSETS...................................  $4,478,808,533
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,886,377
      Paid-in capital in excess of par.........   4,094,460,572
                                                 --------------
                                                  4,097,346,949
    Accumulated net realized gains on
      investments..............................      30,208,164
    Net unrealized appreciation on
      investments..............................     351,253,420
                                                 --------------
    Net assets, December 31, 1996..............  $4,478,808,533
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 288,637,703 outstanding shares
      of common stock (authorized 300,000,000
      shares)..................................  $        15.52
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $   174,514,843
    Dividends (net of $488,736 foreign
      withholding tax).........................       23,515,755
                                                 ---------------
                                                     198,030,598
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       23,052,572
    Shareholders' reports......................        1,367,000
    Custodian expense..........................          228,000
    Accounting fees............................          127,000
    Audit fees.................................           70,400
    Legal fees.................................            2,900
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              736
                                                 ---------------
      Total expenses...........................       24,850,608
    Less: custodian fee credit.................         (103,584)
                                                 ---------------
      Net expenses.............................       24,747,024
                                                 ---------------
  NET INVESTMENT INCOME........................      173,283,574
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      270,207,375
      Short sales..............................         (100,129)
                                                 ---------------
                                                     270,107,246
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       60,263,761
      Short sales..............................        1,139,560
                                                 ---------------
                                                      61,403,321
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      331,510,567
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   504,794,141
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    173,283,574     $   155,293,990
    Net realized gain on investments and short sales.......................................        270,107,246         167,342,297
    Net change in unrealized appreciation on investments and short sales...................         61,403,321         264,773,974
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        504,794,141         587,410,261
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (174,034,704)       (154,987,434)
    Dividends in excess of net investment income...........................................            (41,632)                 --
    Distributions from net realized capital gains..........................................       (273,551,593)       (133,660,168)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (447,627,929)       (288,647,602)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [10,561,256 and 5,345,143 shares, respectively].....................        167,668,924          81,026,772
    Capital stock issued in reinvestment of dividends and distributions [29,086,855 and
     19,023,739 shares, respectively]......................................................        447,627,929         288,647,602
    Capital stock repurchased [(8,429,995) and (15,343,313) shares, respectively]..........       (134,428,797)       (228,767,054)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        480,868,056         140,907,320
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        538,034,268         439,669,979
  NET ASSETS:
    Beginning of year......................................................................      3,940,774,265       3,501,104,286
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,478,808,533     $ 3,940,774,265
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A6

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,400,135,497)..........................  $4,981,429,094
    Cash.......................................          52,238
    Receivable for securities sold short (Note
      2).......................................     113,630,151
    Interest and dividends receivable..........      33,277,907
    Receivable for investments sold............      31,241,005
                                                 --------------
      Total Assets.............................   5,159,630,395
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........     141,168,642
    Investments sold short, at value (proceeds
      $113,630,151 including accrued interest)
      (Note 2).................................     112,461,581
    Payable to investment adviser..............       7,374,729
    Accrued expenses...........................       1,390,075
    Payable for capital stock repurchased......         312,681
                                                 --------------
      Total Liabilities........................     262,707,708
                                                 --------------
  NET ASSETS...................................  $4,896,922,687
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,751,892
      Paid-in capital in excess of par.........   4,273,689,804
                                                 --------------
                                                  4,276,441,696
    Distributions in excess of net investment
      income...................................        (576,929)
    Accumulated net realized gains on
      investments..............................      38,595,752
    Net unrealized appreciation on
      investments..............................     582,462,168
                                                 --------------
    Net assets, December 31, 1996..............  $4,896,922,687
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 275,189,159 shares of common stock
      outstanding (300,000,000 shares
      authorized)..............................  $        17.79
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $   127,494,108
    Dividends (net of $553,612 foreign
      withholding tax).........................       40,857,296
                                                 ---------------
                                                     168,351,404
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       27,247,674
    Shareholders' reports......................        1,423,000
    Custodian expense..........................          397,050
    Accounting fees............................          122,000
    Audit fees.................................           75,600
    Legal fees.................................            3,100
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              165
                                                 ---------------
      Total expenses...........................       29,270,589
    Less: custodian fee credit.................         (131,050)
                                                 ---------------
      Net expenses.............................       29,139,539
                                                 ---------------
  NET INVESTMENT INCOME........................      139,211,865
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................      408,037,782
      Foreign currencies.......................          (69,542)
      Short sales..............................           77,891
                                                 ---------------
                                                     408,046,131
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       40,562,155
      Foreign currencies.......................           (1,902)
      Short sales..............................        1,168,570
                                                 ---------------
                                                      41,728,823
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      449,774,954
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   588,986,819
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    139,211,865     $   126,640,661
    Net realized gain on investments, foreign currencies and short sales...................        408,046,131         292,267,835
    Net change in unrealized appreciation on investments, foreign currencies and short
     sales.................................................................................         41,728,823         410,041,102
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        588,986,819         828,949,598
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (142,089,785)       (124,621,227)
    Distributions from net realized capital gains..........................................       (458,909,559)       (176,844,671)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (600,999,344)       (301,465,898)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [8,998,637 and 8,486,525 shares, respectively]......................        166,455,957         146,641,074
    Capital stock issued in reinvestment of dividends and distributions [34,012,173 and
     17,050,711 shares, respectively]......................................................        600,999,344         301,465,898
    Capital stock repurchased [(6,420,074) and (11,612,102) shares, respectively]..........       (119,724,926)       (195,926,134)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        647,730,375         252,180,838
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        635,717,850         779,664,538
  NET ASSETS:
    Beginning of year......................................................................      4,261,204,837       3,481,540,299
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,896,922,687     $ 4,261,204,837
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A7

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $415,325,778)............................  $  426,625,805
    Interest and dividends receivable..........       7,497,949
    Receivable for investments sold............       1,000,000
                                                 --------------
      Total Assets.............................     435,123,754
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       1,250,766
    Payable to investment adviser..............         584,614
    Accrued expenses and other liabilities.....         421,499
                                                 --------------
      Total Liabilities........................       2,256,879
                                                 --------------
  NET ASSETS...................................  $  432,866,875
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      550,197
      Paid-in capital in excess of par.........     442,651,885
                                                 --------------
                                                    443,202,082
    Accumulated net realized losses on
      investments..............................     (21,635,234)
    Net unrealized appreciation on
      investments..............................      11,300,027
                                                 --------------
    Net assets, December 31, 1996..............  $  432,866,875
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 55,019,693 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $         7.87
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $    41,382,142
    Dividends..................................          574,685
                                                 ---------------
                                                      41,956,827
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,192,765
    Accounting fees............................          166,000
    Shareholders' reports......................          141,000
    Custodian expense..........................           61,200
    Audit fees.................................            6,800
    Directors' fees............................            2,000
    Legal fees.................................              300
    Miscellaneous expenses.....................               53
                                                 ---------------
      Total expenses...........................        2,570,118
    Less: custodian fee credit.................          (38,238)
                                                 ---------------
      Net expenses.............................        2,531,880
                                                 ---------------
  NET INVESTMENT INCOME........................       39,424,947
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized loss on investments...........       (1,288,395)
    Net change in unrealized appreciation on
      investments..............................        4,580,936
                                                 ---------------
  NET GAIN ON INVESTMENTS......................        3,292,541
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    42,717,488
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     39,424,947     $    34,801,907
    Net realized loss on investments.......................................................         (1,288,395)        (14,399,977)
    Net change in unrealized appreciation on investments...................................          4,580,936          33,692,744
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         42,717,488          54,094,674
                                                                                             ------------------  -------------------
  DIVIDENDS:
    Dividends from net investment income...................................................        (39,126,995)        (36,032,307)
    Dividends in excess of net investment income...........................................           (495,859)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS........................................................................        (39,622,854)        (36,032,307)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [5,685,336 and 4,596,182 shares, respectively]......................         45,754,000          36,443,000
    Capital stock issued in reinvestment of dividends [5,088,084 and 4,650,470 shares,
     respectively].........................................................................         39,622,854          36,032,307
    Capital stock repurchased [(2,919,156) and (3,656,896) shares, respectively]...........        (23,514,000)        (28,853,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         61,862,854          43,622,307
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         64,957,488          61,684,674
  NET ASSETS:
    Beginning of year......................................................................        367,909,387         306,224,713
                                                                                             ------------------  -------------------
    End of year............................................................................   $    432,866,875     $   367,909,387
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A8

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $1,054,471,251)..........................  $1,587,648,210
    Cash.......................................           1,473
    Interest and dividends receivable..........       2,655,364
    Receivable for investments sold............       1,824,157
                                                 --------------
      Total Assets.............................   1,592,129,204
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       8,163,338
    Payable to investment adviser..............       1,337,596
    Due to broker -- variation margin..........         937,100
    Accrued expenses...........................         259,878
    Payable for capital stock repurchased......          50,985
                                                 --------------
      Total Liabilities........................      10,748,897
                                                 --------------
  NET ASSETS...................................  $1,581,380,307
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      665,994
      Paid-in capital in excess of par.........   1,047,578,597
                                                 --------------
                                                  1,048,244,591
    Distributions in excess of net realized
      gains on investments.....................        (757,443)
    Net unrealized appreciation on
      investments..............................     533,893,159
                                                 --------------
    Net assets, December 31, 1996..............  $1,581,380,307
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 66,599,412 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        23.74
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $136,635 foreign
      withholding tax).........................  $    27,163,285
    Interest...................................        2,879,860
                                                 ---------------
                                                      30,043,145
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        4,488,042
    Shareholders' reports......................          445,000
    Accounting fees............................           73,000
    Custodian expense..........................           43,000
    Audit fees.................................           21,700
    Directors' fees............................            2,000
    Legal fees.................................              900
    Miscellaneous expenses.....................               48
                                                 ---------------
                                                       5,073,690
                                                 ---------------
  NET INVESTMENT INCOME........................       24,969,455
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................        6,152,350
      Futures..................................        6,312,835
                                                 ---------------
                                                      12,465,185
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      225,458,987
      Futures..................................        1,063,850
                                                 ---------------
                                                     226,522,837
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      238,988,022
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   263,957,477
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     24,969,455     $    18,865,378
    Net realized gain on investments.......................................................         12,465,185          12,159,728
    Net change in unrealized gain on investments...........................................        226,522,837         225,882,882
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        263,957,477         256,907,988
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (25,100,782)        (18,734,051)
    Distributions from net realized capital gains..........................................        (17,273,757)         (7,293,493)
    Distributions in excess of net realized capital gains..................................           (196,333)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (42,570,872)        (26,027,544)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [14,156,009 and 7,147,197 shares, respectively].....................        310,087,550         130,752,103
    Capital stock issued in reinvestment of dividends and distributions [1,875,670 and
     1,331,092 shares, respectively].......................................................         42,570,872          26,027,544
    Capital stock repurchased [(1,109,676) and (1,230,332) shares, respectively]...........        (23,942,788)        (20,916,230)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        328,715,634         135,863,417
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        550,102,239         366,743,861
  NET ASSETS:
    Beginning of year......................................................................      1,031,278,068         664,534,207
                                                                                             ------------------  -------------------
    End of year............................................................................   $  1,581,380,307     $ 1,031,278,068
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       A9

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $1,104,105,583)..........................  $1,352,232,781
    Receivable for investments sold............       7,458,659
    Interest and dividends receivable..........       6,009,058
    Other assets...............................           6,336
                                                 --------------
      Total Assets.............................   1,365,706,834
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       1,320,276
    Bank overdraft.............................         591,012
    Accrued expenses...........................         233,969
    Payable for investments purchased..........          86,962
                                                 --------------
      Total Liabilities........................       2,232,219
                                                 --------------
  NET ASSETS...................................  $1,363,474,615
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      736,622
      Paid-in capital in excess of par.........   1,108,759,148
                                                 --------------
                                                  1,109,495,770
    Undistributed net investment income........         135,860
    Accumulated net realized gains on
      investments..............................       5,715,787
    Net unrealized appreciation on
      investments..............................     248,127,198
                                                 --------------
    Net assets, December 31, 1996..............  $1,363,474,615
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 73,662,222 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        18.51
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $421,846 foreign
      withholding tax).........................  $    41,128,940
    Interest...................................        5,218,900
                                                 ---------------
                                                      46,347,840
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        4,863,078
    Shareholders' reports......................          472,000
    Accounting fees............................           92,000
    Audit fees.................................           20,000
    Custodian expense..........................           10,000
    Directors' fees............................            2,000
    Legal fees.................................              800
    Miscellaneous expenses.....................              356
                                                 ---------------
      Total expenses...........................        5,460,234
    Less: custodian fee credit.................           (1,112)
                                                 ---------------
      Net expenses.............................        5,459,122
                                                 ---------------
  NET INVESTMENT INCOME........................       40,888,718
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........       35,305,154
    Net change in unrealized appreciation on
      investments..............................      167,448,548
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      202,753,702
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   243,642,420
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     40,888,718     $    39,916,318
    Net realized gain on investments.......................................................         35,305,154          61,266,793
    Net change in unrealized appreciation on investments...................................        167,448,548          90,522,832
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        243,642,420         191,705,943
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (49,702,706)        (38,782,405)
    Distributions from net realized capital gains..........................................        (35,958,853)        (46,564,566)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (85,661,559)        (85,346,971)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [3,768,657 and 4,803,598 shares, respectively]......................         65,526,000          76,990,000
    Capital stock issued in reinvestment of dividends and distributions [4,848,028 and
     5,213,794 shares, respectively].......................................................         85,661,559          85,346,971
    Capital stock repurchased [(3,172,167) and (1,152,259) shares, respectively]...........        (55,657,000)        (18,404,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         95,530,559         143,932,971
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        253,511,420         250,291,943
  NET ASSETS:
    Beginning of year......................................................................      1,109,963,195         859,671,252
                                                                                             ------------------  -------------------
    End of year............................................................................   $  1,363,474,615     $ 1,109,963,195
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      A10

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $3,719,947,601)..........................  $4,801,952,766
    Cash.......................................          12,981
    Interest and dividends receivable..........      12,084,765
    Receivable for investments sold............       6,185,603
                                                 --------------
      Total Assets.............................   4,820,236,115
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       5,284,247
    Accrued expenses...........................         815,009
    Payable for capital stock repurchased......         167,783
                                                 --------------
      Total Liabilities........................       6,267,039
                                                 --------------
  NET ASSETS...................................  $4,813,969,076
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,785,273
      Paid-in capital in excess of par.........   3,694,408,950
                                                 --------------
                                                  3,696,194,223
    Undistributed net investment income........       3,240,354
    Accumulated net realized gains on
      investments..............................      32,529,334
    Net unrealized appreciation on
      investments..............................   1,082,005,165
                                                 --------------
    Net assets, December 31, 1996..............  $4,813,969,076
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 178,527,300 outstanding shares
      of common stock (authorized 200,000,000
      shares)..................................  $        26.96
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $912,241 foreign
      withholding tax).........................  $    71,930,568
    Interest...................................       57,390,582
                                                 ---------------
                                                     129,321,150
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       19,216,733
    Shareholders' reports......................        1,485,000
    Custodian expense..........................          136,400
    Accounting fees............................           93,000
    Audit fees.................................           71,800
    Legal fees.................................            2,900
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              173
                                                 ---------------
      Total expenses...........................       21,008,006
    Less: custodian fee credit.................          (65,416)
                                                 ---------------
      Net expenses.............................       20,942,590
                                                 ---------------
  NET INVESTMENT INCOME........................      108,378,560
                                                 ---------------
  NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES
    Net realized gain (loss) on:
      Investments..............................      344,166,641
      Foreign currencies.......................          (16,774)
                                                 ---------------
                                                     344,149,867
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      282,404,303
      Foreign currencies.......................            6,569
                                                 ---------------
                                                     282,410,872
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      626,560,739
                                                 ---------------
  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS....................  $   734,939,299
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    108,378,560     $    73,682,361
    Net realized gain on investments and foreign currencies................................        344,149,867         234,571,951
    Net change in unrealized appreciation on investments and foreign currencies............        282,410,872         553,122,748
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        734,939,299         861,377,060
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (107,745,221)        (71,456,482)
    Distributions from net realized capital gains..........................................       (422,203,368)       (132,219,093)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (529,948,589)       (203,675,575)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [13,547,538 and 15,687,254 shares, respectively]....................        368,210,773         374,478,697
    Capital stock issued in reinvestment of dividends and distributions [20,011,095 and
     8,038,373 shares, respectively].......................................................        529,948,589         203,675,575
    Capital stock repurchased [(3,776,507) and (1,673,110) shares, respectively]...........       (102,985,123)        (39,823,647)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        795,174,239         538,330,625
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................      1,000,164,949       1,196,032,110
  NET ASSETS:
    Beginning of year......................................................................      3,813,804,127       2,617,772,017
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,813,969,076     $ 3,813,804,127
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      A11

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                              PRUDENTIAL JENNISON

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $204,769,558)............................  $  230,427,402
    Cash.......................................         397,490
    Receivable for investments sold............         646,413
    Interest and dividends receivable..........         189,641
                                                 --------------
      Total Assets.............................     231,660,946
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       4,759,087
    Payable to investment adviser..............         311,027
    Accrued expenses...........................          47,684
                                                 --------------
      Total Liabilities........................       5,117,798
                                                 --------------
  NET ASSETS...................................  $  226,543,148
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      158,165
      Paid-in capital in excess of par.........     203,756,863
                                                 --------------
                                                    203,915,028
    Undistributed net investment income........          62,787
    Accumulated net realized losses on
      investments..............................      (3,092,511)
    Net unrealized appreciation on
      investments..............................      25,657,844
                                                 --------------
    Net assets, December 31, 1996..............  $  226,543,148
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 15,816,529 outstanding shares of
      common stock (authorized 50,000,000
      shares)..................................  $        14.32
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $22,553 foreign
      withholding tax).........................  $       922,433
    Interest...................................          252,927
                                                 ---------------
                                                       1,175,360
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          821,423
    Shareholders' reports......................           40,000
    Accounting fees............................           28,000
    Custodian expense..........................           14,000
    Audit fees.................................            2,700
    Directors' fees............................            2,000
    Miscellaneous expenses.....................            1,143
    Legal fees.................................              100
                                                 ---------------
      Total expenses...........................          909,366
    Less: custodian fee credit.................           (4,670)
                                                 ---------------
      Net expenses.............................          904,696
                                                 ---------------
  NET INVESTMENT INCOME........................          270,664
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized loss on investments...........       (3,092,511)
    Net change in unrealized appreciation on
      investments..............................       21,613,425
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       18,520,914
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    18,791,578
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                                   APRIL 25, 1995
                                                                                                                  (COMMENCEMENT OF
                                                                                                 YEAR ENDED      OPERATIONS) THROUGH
                                                                                             DECEMBER 31, 1996    DECEMBER 31, 1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $        270,664     $        42,553
    Net realized gain (loss) on investments................................................         (3,092,511)            130,598
    Net change in unrealized appreciation on investments...................................         21,613,425           4,044,419
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         18,791,578           4,217,570
                                                                                             ------------------  -------------------
  DIVIDENDS:
    Dividends from net investment income...................................................           (373,490)             (7,538)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Initial capitalization issued to The Prudential [-0- and 990,000 shares,
     respectively].........................................................................                 --           9,900,000
    Capital stock sold [11,292,685 and 4,215,890 shares, respectively].....................        151,529,000          51,219,000
    Capital stock issued in reinvestment of dividends [27,287 and 667 shares,
     respectively].........................................................................            373,490               7,538
    Capital stock repurchased [(531,868) and (188,132) shares, respectively]...............         (6,868,000)         (2,346,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        145,034,490          58,780,538
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        163,452,578          62,990,570
  NET ASSETS:
    Beginning of period....................................................................         63,090,570             100,000*
                                                                                             ------------------  -------------------
    End of period..........................................................................   $    226,543,148     $    63,090,570
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

*Prior to April 25, 1995 (commencement of operations), the Portfolio issued 10,000 shares to The Prudential for $100,000.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      A12

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           SMALL CAPITALIZATION STOCK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996
  ASSETS
    Investments, at value (cost:
      $136,007,075)............................  $  151,296,795
    Receivable from broker -- variation
      margin...................................         215,925
    Interest and dividends receivable..........          87,031
                                                 --------------
      Total Assets.............................     151,599,751
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       3,231,906
    Bank overdraft.............................         276,946
    Payable to investment adviser..............         129,958
    Accrued expenses...........................          62,618
                                                 --------------
      Total Liabilities........................       3,701,428
                                                 --------------
  NET ASSETS...................................  $  147,898,323
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      107,236
      Paid-in capital in excess of par.........     131,907,629
                                                 --------------
                                                    132,014,865
    Accumulated net realized gains on
      investments..............................         636,788
    Net unrealized appreciation on
      investments..............................      15,246,670
                                                 --------------
    Net assets, December 31, 1996..............  $  147,898,323
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 10,723,586 outstanding shares of
      common stock (authorized 50,000,000
      shares)..................................  $        13.79
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $350 foreign withholding
      tax).....................................  $       867,358
    Interest...................................          426,763
                                                 ---------------
                                                       1,294,121
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          362,830
    Custodian expense..........................           70,866
    Accounting fees............................           35,000
    Shareholders' reports......................           33,000
    Directors' fees............................            2,000
    Audit fees.................................            1,700
    Miscellaneous expenses.....................              945
    Legal fees.................................              100
                                                 ---------------
      Total expenses...........................          506,441
    Less: custodian fee credit.................             (866)
                                                 ---------------
      Net expenses.............................          505,575
                                                 ---------------
  NET INVESTMENT INCOME........................          788,546
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................        2,466,425
      Futures..................................          377,916
                                                 ---------------
                                                       2,844,341
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       12,692,785
      Futures..................................          (54,275)
                                                 ---------------
                                                      12,638,510
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       15,482,851
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    16,271,397
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                                   APRIL 25, 1995
                                                                                                                  (COMMENCEMENT OF
                                                                                                 YEAR ENDED      OPERATIONS) THROUGH
                                                                                             DECEMBER 31, 1996    DECEMBER 31, 1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $        788,546     $       175.519
    Net realized gain on investments.......................................................          2,844,340             801,247
    Net change in unrealized gain on investments...........................................         12,638,511           2,608,160
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS OPERATIONS..................................................         16,271,397           3,584,926
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................           (821,179)           (142,886)
    Distributions from net realized capital gains..........................................         (2,604,153)           (404,647)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................         (3,425,332)           (547,533)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Initial capitalization issued to The Prudential [-0- and 990,000 shares,
     respectively].........................................................................                 --           9,900,000
    Capital stock sold [7,144,721 and 3,181,402 shares, respectively]......................         92,968,000          36,389,000
    Capital stock issued in reinvestment of dividends and distributions [259,822 and 46,817
     shares, respectively].................................................................          3,425,332             547,533
    Capital stock repurchased [(692,228) and (216,949) shares, respectively]...............         (8,808,000)         (2,507,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         87,585,332          44,329,533
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        100,431,397          47,366,926
  NET ASSETS:
    Beginning of period....................................................................         47,466,926             100,000*
                                                                                             ------------------  -------------------
    End of period..........................................................................   $    147,898,323     $    47,466,926
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

*Prior to April 25, 1995 (commencement of operations), the Portfolio issued 10,000 shares to The Prudential for $100,000.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      A13

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996
  ASSETS
    Investments, at value (cost:
      $460,602,835)............................  $  571,212,501
    Foreign currency, at value (cost:
      $14,787,117).............................      14,798,221
    Receivable for investments sold............       4,069,896
    Forward currency contracts -- amount
      receivable from counterparties...........         692,778
    Dividends and interest receivable..........         483,593
    Other assets...............................         320,523
                                                 --------------
      Total Assets.............................     591,577,512
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       9,399,505
    Payable to investment adviser..............       1,044,630
    Accrued expenses and other liabilities.....         411,684
    Payable for capital stock repurchased......          91,654
                                                 --------------
      Total Liabilities........................      10,947,473
                                                 --------------
  NET ASSETS...................................  $  580,630,039
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      325,197
      Paid-in capital in excess of par.........     467,274,634
                                                 --------------
                                                    467,599,831
    Undistributed net investment income........       1,317,330
    Accumulated net realized gains on
      investments..............................         489,279
    Net unrealized appreciation on investments
      and foreign currencies...................     111,223,599
                                                 --------------
    Net assets, December 31, 1996..............  $  580,630,039
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 32,519,654 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        17.85
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $555,343 foreign
      withholding tax).........................  $     6,536,733
    Interest...................................        1,063,491
                                                 ---------------
                                                       7,600,224
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        3,671,568
    Custodian expense..........................          400,000
    Shareholders' reports......................          190,000
    Accounting fees............................          177,000
    Audit fees.................................           41,000
    Directors' fees............................            2,000
    Legal fees.................................              200
    Miscellaneous expenses.....................            8,534
                                                 ---------------
                                                       4,490,302
                                                 ---------------
  NET INVESTMENT INCOME........................        3,109,922
                                                 ---------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:
      Investments..............................       15,872,383
      Foreign currencies.......................        3,900,113
                                                 ---------------
                                                      19,772,496
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       67,917,996
      Foreign currencies.......................       (2,616,550)
                                                 ---------------
                                                      65,301,446
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................       85,073,942
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    88,183,864
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      3,109,922     $     1,620,950
    Net realized gain on investments and foreign currencies................................         19,772,496          13,763,168
    Net change in unrealized appreciation on investments and foreign currencies............         65,301,446          39,034,318
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         88,183,864          54,418,436
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (3,109,922)         (5,982,859)
    Distributions from net realized capital gains..........................................        (19,019,488)         (7,583,630)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (22,129,410)        (13,566,489)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [7,307,979 and 2,817,622 shares, respectively]......................        123,508,873          42,294,857
    Capital stock issued in reinvestment of dividends and distributions [1,310,966 and
     872,571 shares, respectively].........................................................         22,129,410          13,566,489
    Capital stock repurchased [1,820,909 and (2,794,423) shares, respectively].............        (30,587,232)        (41,558,737)
    Initial capitalization repurchased by The Prudential [(36,088) and (48,679) shares,
     respectively].........................................................................           (575,000)           (789,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        114,476,051          13,513,609
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        180,530,505          54,365,556
  NET ASSETS:
    Beginning of year......................................................................        400,099,534         345,733,978
                                                                                             ------------------  -------------------
    End of year............................................................................   $    580,630,039     $   400,099,534
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      A14

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $359,799,612)............................  $  437,988,179
    Cash.......................................           8,706
    Interest and dividends receivable..........         692,813
    Receivable for investments sold............         471,770
                                                 --------------
      Total Assets.............................     439,161,468
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         479,571
    Payable for investments purchased..........         200,315
    Accrued expenses and other liabilities.....          96,344
                                                 --------------
      Total Liabilities........................         776,230
                                                 --------------
  NET ASSETS...................................  $  438,385,238
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      221,794
      Paid-in capital in excess of par.........     348,190,815
                                                 --------------
                                                    348,412,609
    Undistributed net investment income........          48,572
    Accumulated net realized gain on
      investments and foreign currencies.......      11,735,510
    Net unrealized appreciation on investments
      and foreign currencies...................      78,188,547
                                                 --------------
    Net assets, December 31, 1996..............  $  438,385,238
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share (22,179,414 shares of common stock
      outstanding 100,000,000 shares
      authorized)..............................  $        19.77
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $326,414 foreign
      withholding tax).........................  $     3,873,474
    Interest...................................          830,445
                                                 ---------------
                                                       4,703,919
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,662,931
    Shareholders' reports......................          140,000
    Accounting fees............................           84,000
    Custodian expense..........................           28,900
    Audit fees.................................            6,400
    Directors' fees............................            2,000
    Legal fees.................................              300
    Miscellaneous expenses.....................              168
                                                 ---------------
      Total expenses...........................        1,924,699
    Less: custodian fee credit.................           (5,847)
                                                 ---------------
      Net expenses.............................        1,918,852
                                                 ---------------
  NET INVESTMENT INCOME........................        2,785,067
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................       55,014,870
      Options written..........................          189,896
      Foreign currencies.......................          (91,558)
                                                 ---------------
                                                      55,113,208
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       36,084,029
      Options written..........................          (31,675)
      Foreign currencies.......................              (20)
                                                 ---------------
                                                      36,052,334
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................       91,165,542
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    93,950,609
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      2,785,067     $     3,291,987
    Net realized gain on investments and foreign currencies................................         55,113,208          19,734,447
    Net change in unrealized appreciation on investments and foreign currencies............         36,052,334          39,062,266
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         93,950,609          62,088,700
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (2,609,058)         (3,370,234)
    Distributions from net realized capital gains..........................................        (50,936,196)        (13,348,694)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (53,545,254)        (16,718,928)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [2,914,136 and 1,205,152 shares, respectively]......................         60,203,000          19,186,000
    Capital stock issued in reinvestment of dividends and distributions [2,739,322 and
     981,450 shares, respectively].........................................................         53,545,254          16,718,928
    Capital stock repurchased [448,045 and (948,328) shares, respectively].................         (8,940,000)        (15,377,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        104,808,254          20,527,928
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        145,213,609          65,897,700
  NET ASSETS:
    Beginning of year......................................................................        293,171,629         227,273,929
                                                                                             ------------------  -------------------
    End of year............................................................................   $    438,385,238     $   293,171,629
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      A15

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                        (000)         (NOTE 2)
                                                    -------------  --------------
COMMERCIAL PAPER -- 52.9%
  ABN-Amro Bank North America,
    5.300%, 02/28/97..............................  $       2,000  $    1,983,217
  American Brands, Inc.,
    5.320%, 01/14/97..............................          3,900       3,893,084
    5.340%, 02/11/97-03/12/97.....................          2,000       1,983,832
    6.000%, 01/22/97..............................          1,000         996,667
  American Express Credit Corp.,
    5.300%, 02/28/97..............................         14,482      14,360,472
  Aristar, Inc.,
    5.410%, 03/14/97..............................          2,000       1,978,661
    5.590%, 02/28/97..............................          4,500       4,460,171
  Avco Financial Services Inc,
    5.600%, 03/06/97..............................          5,000       4,951,000
  Avco Financial Services Inc.,
    5.440%, 02/28/97..............................          6,000       5,948,320
  Barton Capital Corp.,
    5.360%, 01/15/97..............................          1,300       1,297,484
    5.370%, 01/10/97..............................         13,000      12,984,487
    5.400%, 02/21/97..............................          2,000       1,985,000
    5.600%, 02/28/97..............................          1,000         991,133
  BHF Finance, Inc.,
    5.310%, 01/30/97..............................          7,000       6,971,090
  Bradford & Bingley Building Society,
    5.350%, 01/15/97..............................          5,000       4,990,340
  Caterpillar Financial Services Corp.,
    5.350%, 05/16/97-06/16/97.....................          5,000       4,886,610
  Ciba-Geigy Corp.,
    5.750%, 02/06/97..............................          1,000         994,410
  CIT Group Holdings, Inc.,
    5.350%, 03/31/97..............................          4,000       3,947,689
  Coca Cola Enterprises, Inc.,
    5.340%, 02/03/97..............................          4,000       3,981,013
  Colonial Pipeline Co.,
    5.750%, 01/27/97..............................          6,100       6,075,642
  Countrywide Home Loan,
    6.050%, 01/21/97..............................          2,000       1,993,614
    6.200%, 01/15/97..............................         13,000      12,970,894
    6.350%, 01/15/97-01/21/97.....................         18,000      17,956,603
  CXC, Inc.,
    7.000%, 01/02/97..............................         21,862      21,862,000
  Engelhard Corp.,
    5.580%, 02/24/97..............................          4,000       3,967,140
  Enterprise Funding Corp.,
    5.340%, 03/18/97..............................          5,000       4,944,375
  Falcon Asset Securitization Corp.,
    5.450%, 01/22/97..............................          2,975       2,965,992
  First Data Corp.,
    5.400%, 03/18/97-03/25/97.....................          3,000       2,965,200
    5.460%, 03/25/97..............................         10,000       9,875,633
  Ford Motor Credit Co.,
    5.350%, 03/03/97..............................          3,000       2,973,250
  General Electric Capital Corp.,
    5.440%, 02/25/97..............................         30,000      29,755,200
  General Motors Acceptance Corp.,
    5.390%, 03/31/97..............................          1,000         986,824
  General Signal Corp.,
    5.800%, 02/06/97..............................          6,300       6,264,475
    5.900%, 02/05/97..............................          3,500       3,480,497
  GTE Corp.,
    5.500%, 01/14/97..............................          1,000         998,167
  Heller Financial, Inc.,
    5.570%, 01/13/97-01/14/97.....................          2,000       1,996,441
    5.800%, 01/21/97..............................          5,000       4,984,694
  Indosuez N. A., Inc.,
    5.500%, 02/14/97..............................          5,000       4,967,153
  ITT Hartford Group, Inc.,
    5.320%, 02/18/97..............................          2,000       1,986,109
    5.500%, 01/21/97..............................          2,000       1,994,194
  Johnson Controls, Inc.,
    5.390%, 01/24/97..............................          5,000       4,983,531

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                        (000)         (NOTE 2)
                                                    -------------  --------------
  Kredietbank NA Financial Corp.,
    5.320%, 01/16/97..............................  $       3,000  $    2,993,793
  Lehman Brothers Holding, Inc.,
    6.700%, 01/07/97..............................         33,000      32,969,292
  Merrill Lynch & Co., Inc.,
    5.310%, 02/27/97..............................          8,000       7,933,920
    5.330%, 01/24/97..............................          7,000       6,977,199
    5.350%, 01/29/97..............................          9,000       8,963,887
    5.450%, 01/22/97..............................          1,000         996,972
  Mitsubishi International Corp.,
    5.450%, 01/15/97..............................          4,000       3,992,128
    5.750%, 02/10/97..............................            900         894,394
  Morgan Stanley Group, Inc.,
    5.320%, 01/21/97-01/29/97.....................         12,000      11,956,849
  Nationwide Building Society,
    5.310%, 02/19/97..............................          4,000       3,971,680
    5.375%, 02/26/97..............................          1,000         991,788
    5.550%, 02/26/97..............................          5,000       4,957,604
  NYNEX Corp.,
    5.410%, 02/13/97..............................          2,000       1,987,377
    6.800%, 01/06/97..............................          4,760       4,756,404
  PNC Funding Corp.,
    5.360%, 01/22/97..............................          1,000         997,022
  Preferred Receivables Funding Corp.,
    5.320%, 02/06/97..............................          3,000       2,984,483
    5.370%, 03/20/97..............................          1,000         988,514
    5.450%, 01/14/97..............................          1,000         998,183
    5.600%, 02/25/97..............................          5,000       4,958,000
  Sears Roebuck Acceptance Corp.,
    5.470%, 02/26/97..............................          5,000       4,958,215
  Triple-A One Funding Corp.,
    5.400%, 02/14/97..............................          2,000       1,987,100
    5.500%, 01/24/97..............................          1,208       1,203,940
  Union Pacific Resources,
    6.000%, 01/27/97..............................          1,855       1,847,271
  WCP Funding, Inc.,
    5.400%, 02/20/97..............................          4,000       3,970,600
                                                                   --------------
                                                                      353,768,923
                                                                   --------------
OTHER CORPORATE OBLIGATIONS -- 22.5%
  Abbey National Treasury Services, PLC,
    5.500%, 11/26/97..............................         10,000       9,990,924
  Associates Corp. of North America,
    9.700%, 05/01/97..............................          3,450       3,491,185
  Beneficial Corp.,
    5.57%, 08/05/97 (a)...........................          9,000       9,003,377
    7.250%, 06/09/97..............................            750         753,620
    9.050%, 03/14/97..............................          1,100       1,106,958
  Capital Equipment Receivable Trust,
    5.600%, 10/15/97..............................          9,268       9,268,366
  Ford Motor Credit Co.,
    5.625%, 03/03/97..............................          1,000         999,287
    6.300%, 04/23/97..............................          1,000       1,000,733
    6.450%, 07/21/97..............................            500         500,812
  General Electric Capital Corp.,
    8.300%, 06/02/97..............................          2,005       2,023,440
  General Motors Acceptance Corp.,
    5.520%, 02/02/97 (a)..........................         11,000      10,999,035
    5.520%, 02/21/97 (a)..........................          1,000         999,963
    5.650%, 06/02/97 (a)..........................         11,000      11,005,887
    5.750%, 06/09/97..............................          1,000       1,000,599
    6.750%, 07/10/97..............................          5,000       5,028,923
    7.875%, 02/27/97-02/28/97.....................          2,250       2,259,052
  Goldman Sachs Group, L.P.,
    5.805%, 12/15/97 (a)..........................         30,000      30,000,000
  International Lease Finance Corp.,
    5.938%, 10/15/97 (a)..........................          3,000       3,009,300

                                       B1

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                        (000)         (NOTE 2)
                                                    -------------  --------------
  John Deere Capital Corp.,
    7.200%, 05/15/97..............................  $         250  $      250,977
  Merrill Lynch & Co., Inc.,
    5.533%, 10/01/97 (a)..........................          5,000       4,998,912
  Morgan Stanley Group, Inc.,
    5.625%, 12/15/97 (a)..........................          4,000       4,000,000
    5.688%, 01/15/98 (a)..........................          5,000       5,000,000
    6.070%, 01/15/97 (a)..........................          2,000       2,000,000
  Nationsbank Auto Owner,
    5.776%, 08/15/97..............................          1,681       1,680,604
  Short Term Repack Asset,
    6.000%, 12/15/97 (a)..........................          9,000       8,998,169
  SMM Trust 1995-Q,
    5.605%, 01/08/97 (a)..........................         19,000      18,999,971
  Transamerica Financial Corp.,
    6.750%, 08/15/97..............................          1,750       1,756,207
                                                                   --------------
                                                                      150,126,301
                                                                   --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 2.4%
  Chase Manhattan Bank (USA),
    5.750%, 03/24/97..............................         15,000      15,000,000
  Mellon Bank, N.A.,
    5.550%, 02/18/97..............................          1,000       1,000,080
                                                                   --------------
                                                                       16,000,080
                                                                   --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 5.2%
  Abbey National Treasury Services, PLC,
    5.410%, 01/30/97..............................          5,000       5,000,093
  Banco Bilbao Vizcaya S.A.,
    5.410%, 03/05/97..............................          1,000       1,000,017
  Bank of Nova Scotia,
    6.050%, 06/25/97..............................          2,000       2,004,196
  Bank of Scotland,
    5.430%, 06/05/97..............................         15,000      14,999,802
  Bayerische Hypotheken,
    5.740%, 05/27/97..............................         11,000      11,004,501
  Creditanstalt Bankverein,
    5.430%, 04/07/97..............................          1,000       1,000,017
                                                                   --------------
                                                                       35,008,626
                                                                   --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 10.6%
  Abbey National, PLC,
    5.420%, 05/27/97..............................         10,000       9,998,273
  Bank of Montreal,
    5.450%, 01/07/97..............................          5,000       5,000,000
  Banque Nationale De Paris,
    5.440%, 03/17/97..............................          2,000       1,999,959
    5.580%, 04/02/97..............................         30,000      29,991,911
  Landesbank Hessen-Thuringen,
    6.050%, 06/13/97..............................          3,000       3,006,041
  Midland Bank, PLC,
    5.500%, 04/10/97..............................          1,000         999,920
  National Bank of Canada,
    5.438%, 03/10/97..............................          5,000       5,000,000
  Societe Generale Bank,
    5.600%, 04/03/97..............................         15,000      15,003,658
                                                                   --------------
                                                                       70,999,762
                                                                   --------------
BANK NOTES -- 3.7%
  American Express Centurian Bank,
    5.532%, 10/09/97 (a)..........................          1,000         999,923
    5.575%, 01/14/97 (a)..........................          2,000       1,999,932
    5.575%, 04/15/97 (a)..........................          2,000       1,999,887
    5.595%, 03/19/97 (a)..........................          3,000       2,999,879
    5.595%, 12/22/97 (a)..........................          1,000         999,904
  FCC National Bank,
    5.770%, 04/15/97..............................          4,000       3,999,351
  First Bank N.A., Minneapolis,
    5.518%, 10/24/97 (a)..........................          2,000       1,998,881
  First National Bank of Seattle,
    5.800%, 05/09/97..............................          5,000       4,999,001
  Morgan Guaranty Trust Co.,
    5.375%, 11/14/97 (a)..........................          4,000       3,997,475

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                        (000)         (NOTE 2)
                                                    -------------  --------------
  PNC Bank N.A.,
    5.564%, 02/20/97 (a)..........................  $       1,000  $      999,897
                                                                   --------------
                                                                       24,994,130
                                                                   --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 2.0%
  Student Loan Marketing Association,
    5.870%, 06/30/97..............................         13,000      12,996,445
                                                                   --------------
TOTAL INVESTMENTS -- 99.3%
  (amortized cost: $663,894,267 (b)).............................     663,894,267
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.7%............................................       4,873,854
                                                                   --------------
TOTAL NET ASSETS -- 100%.........................................  $  668,768,121
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    PLC     Public Limited Company (British Corporation)

    S.A. Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a) Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.


The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 1996 was as follows:

Commercial Banks....................................       31.2%
Security Brokers & Dealers..........................       17.5
Asset Backed Securities.............................       12.7
Short-Term Business Credit..........................       11.2
Mortgage Banks......................................        4.9
Finance Lessors.....................................        4.8
Personal Credit Institutions........................        4.7
Computer Rental & Leasing...........................        1.9
Federal Credit Agencies.............................        1.9
Electric Industry Apparatus.........................        1.5
Telephone & Communications..........................        1.2
Tobacco.............................................        1.0
Gas Pipelines.......................................        0.9
Commodity Trading...................................        0.7
Regulating Controls.................................        0.7
Beverages...........................................        0.6
Fire & Marine Casualty Insurance....................        0.6
Specialty Chemical..................................        0.6
Equipment & Rental & Leasing........................        0.4
Crude Petroleum & Natural Gas.......................        0.3
                                                      ---------
                                                           99.3
Other assets in excess of liabilities...............        0.7
                                                      ---------
                                                          100.0%
                                                      ---------
                                                      ---------

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       B2

                           DIVERSIFIED BOND PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 99.0%
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
                                                    (UNAUDITED)     (000)        VALUE
LONG-TERM BONDS -- 98.7%                                                        (NOTE 2)

                                                    ------------  ---------  --------------
DOMESTIC CORPORATE BONDS -- 62.8%
AGRICULTURAL EQUIPMENT -- 0.7%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3       $   5,000  $    5,059,000
                                                                             --------------
AIRLINES -- 5.2%
  Boeing Co.,
    8.75%, 08/15/21...............................       A1           6,250       7,356,125
  Delta Air Lines, Inc.,
    7.79%, 12/01/98...............................      Baa3          1,000       1,020,710
    8.38%, 06/12/98...............................      Baa3          2,000       2,054,340
    9.875%, 05/15/00..............................      Baa3          6,000       6,499,320
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa3          4,500       5,333,580
    10.67%, 05/01/04..............................      Baa3          7,000       8,278,830
    11.21%, 05/01/14..............................      Baa3          5,000       6,555,850
                                                                             --------------
                                                                                 37,098,755
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.5%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Baa2          3,500       3,728,445
  Tele-Communications, Inc.,
    10.125%, 04/15/22.............................      Ba1           6,300       6,917,526
                                                                             --------------
                                                                                 10,645,971
                                                                             --------------
COMPUTERS -- 0.5%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1           4,000       3,817,000
                                                                             --------------
ENTERTAINMENT -- 0.7%
  Royal Caribbean Cruises Ltd.,
    11.375%, 05/15/02.............................      Ba2           5,000       5,325,000
                                                                             --------------
FINANCIAL SERVICES -- 27.7%
  Advanta Mortgage Loan Trust, Series 1994-3
    8.49%, 01/25/26...............................      Aaa           8,500       8,802,812
  Aristar, Inc.,
    5.75%, 07/15/98...............................       A3           2,000       1,987,160
    7.50%, 07/01/99...............................      Baa1          2,000       2,050,740
  Associates Corp. of North America,
    8.375%, 01/15/98..............................      Aa3             500         511,570
  Bank of New York,
    7.97%, 12/31/26...............................       A1           5,000       5,049,700
  BankAmerica Corp.,
    6.031%, 05/17/99..............................       A           10,000      10,075,000
  Chase Manhattan Corp.,
    8.00%, 06/15/99...............................       A2           2,000       2,071,620
  Chemical Bank,
    6.625%, 08/15/05..............................       A1           2,000       1,942,880
  Chrysler Financial Corp.,
    9.50%, 12/15/99...............................       A3           5,000       5,406,550
  Conseco, Inc.,
    8.70%, 11/15/26...............................      BBB          10,500      10,590,510
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       A1          10,000      10,000,600
  Enterprise Rent-A-Car USA Finance Co.,
    7.00%, 06/15/00...............................      Baa3          9,000       9,108,900
    7.875%, 03/15/98..............................      Baa2          5,000       5,111,250
    8.75%, 12/15/99...............................      Baa2          3,000       3,177,300

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       A3       $   4,500  $    4,474,800
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          10,000       9,908,750
  Ford Motor Credit Co.,
    5.75%, 01/25/01...............................       A1           4,000       3,872,240
    6.25%, 02/26/98...............................       A1           3,000       3,007,470
  General Motors Acceptance Corp.,
    8.40%, 10/15/99...............................       A3           3,700       3,887,627
  Lehman Brothers Holdings, Inc.,
    6.84%, 09/25/98...............................      Baa1          5,000       5,037,850
  Liberty Mutual Insurance Co.,
    8.20%, 05/04/07...............................       A2           8,250       8,761,005
  Mellon Bank Corp.,
    7.995%, 01/15/27..............................       A2          10,000       9,875,000
  Nationwide CSN Trust,
    9.875%, 02/15/25..............................       A1           5,000       5,559,500
  Principal Mutual Life Insurance,
    7.875%, 03/01/24..............................      Aa3           5,000       4,901,550
  Reliastar Financial Corp.,
    6.625%, 09/15/03..............................       A3           5,000       4,912,500
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       A1           5,000       4,900,615
  Salomon, Inc.,
    5.98%, 02/02/98...............................      Baa1         10,000       9,995,100
    7.00%, 05/15/99...............................      Baa1         10,000      10,079,000
    7.25%, 05/01/01...............................      Baa1          2,250       2,271,285
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       A1          12,000      11,952,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          5,000       4,975,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      BB+           5,000       4,950,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          10,000      10,100,000
                                                                             --------------
                                                                                199,307,884
                                                                             --------------
FOREST PRODUCTS -- 1.0%
  Boise Cascade Corp.,
    9.875%, 02/15/01..............................      Baa3          1,000       1,058,790
  Westvaco Corp.,
    9.75%, 06/15/20...............................       A1           5,000       6,269,800
                                                                             --------------
                                                                                  7,328,590
                                                                             --------------
HEALTH CARE -- 2.9%
  Columbia/HCA Healthcare Corp.,
    7.69%, 06/15/25...............................       A2          12,000      12,355,680
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba1           6,500       6,857,500
    9.625%, 09/01/02..............................      Ba1           1,500       1,642,500
                                                                             --------------
                                                                                 20,855,680
                                                                             --------------
MACHINERY & EQUIPMENT -- 0.4%
  Crane Co.,
    7.25%, 06/15/99...............................      Baa2          3,000       3,028,560
                                                                             --------------

                                       B3

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
MEDIA -- 7.8%
  News America Holdings, Inc.,
    7.50%, 03/01/00...............................      Baa3      $   6,000  $    6,137,160
    7.75%, 12/01/45...............................      Baa3          7,000       6,518,330
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           5,000       4,995,850
  Time Warner, Inc.,
    7.75%, 06/15/05...............................      Ba1           9,800       9,858,114
    8.18%, 08/15/07...............................      Ba1           4,000       4,104,280
    8.375%, 07/15/33..............................      Baa3          6,000       6,021,540
  Turner Broadcasting System, Inc.,
    7.40%, 02/01/04...............................      Ba1          13,500      13,374,855
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2           5,000       4,923,350
                                                                             --------------
                                                                                 55,933,479
                                                                             --------------
MISCELLANEOUS-CONSUMER GROWTH -- 0.4%
  Whitman Corp.,
    7.50%, 08/15/01...............................      Baa2          3,000       3,075,540
                                                                             --------------
OIL & GAS -- 2.3%
  Occidental Petroleum Corp.,
    10.125%, 11/15/01.............................      Baa2          5,000       5,695,150
    11.125%, 08/01/10.............................      Baa2          5,000       6,535,300
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          4,000       4,300,600
                                                                             --------------
                                                                                 16,531,050
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 1.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           5,000       4,859,550
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,000       3,225,000
                                                                             --------------
                                                                                  8,084,550
                                                                             --------------
RESTAURANTS -- 1.3%
  Darden Restaurants, Inc.,
    7.125%, 02/01/16..............................      Baa1         10,000       9,021,700
                                                                             --------------
RETAIL -- 3.7%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           9,000       9,225,000
    8.50%, 06/15/03...............................      Ba1          11,000      11,440,000
  Kmart Corp.,
    9.80%, 06/15/98...............................      Ba3           2,000       2,035,000
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           4,000       3,986,000
                                                                             --------------
                                                                                 26,686,000
                                                                             --------------
TELECOMMUNICATIONS -- 2.6%
  Impsat Corp.,
    12.125%, 07/15/03.............................       B2           3,000       3,180,000
  MFS Communications Co., Inc., Sr. Disc. Notes,
    Zero Coupon (until 01/15/99)
    9.375%, 01/15/04..............................       B1           9,000       6,547,500
  TCI Communications, Inc.,
    6.875%, 02/15/06..............................      Ba1          10,000       9,087,400
                                                                             --------------
                                                                                 18,814,900
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
UTILITIES -- 3.0%
  Arkla, Inc.,
    9.32%, 12/18/00...............................      Ba3       $   2,000  $    2,136,280
  El Paso Electric Company,
    9.40%, 05/01/11...............................      Ba3           4,000       4,240,000
  Pennsylvania Power & Light Co.,
    9.375%, 07/01/21..............................       A3           1,150       1,288,840
  Texas Utilities Electric Co.,
    5.875%, 04/01/98..............................      Baa2          4,000       3,991,560
  Transco Energy Co.,
    9.125%, 05/01/98..............................      Baa2          3,000       3,113,820
    9.375%, 08/15/01..............................      Baa2          6,000       6,613,920
                                                                             --------------
                                                                                 21,384,420
                                                                             --------------
FOREIGN CORPORATE BONDS -- 8.1%
  Australia & New Zealand Banking Group, Ltd.,
    (Australia)
    6.25%, 02/01/04...............................       A1           3,000       2,889,780
  Banco de Commercio Exterior de Colombia, SA,
    (Colombia)
    8.625%, 06/02/00..............................      Baa3          2,000       2,077,500
  Banco Ganadero, SA, (Colombia)
    9.75%, 08/26/99...............................      Baa3          4,100       4,315,250
  Canadian Pacific Forest Products Ltd., (Canada)
    10.25%, 01/15/03..............................      Baa1          4,000       4,360,000
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................      BBB           3,000       2,955,000
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................      Aa1           4,350       4,280,248
  Kansallis-Osake Pankki, N.Y., (Finland)
    8.65%, 01/01/49...............................       A3           5,000       5,220,750
    10.00%, 05/01/02..............................       A3           5,000       5,674,500
  National Australia Bank, Ltd., (Australia)
    9.70%, 10/15/98...............................       A1           1,700       1,801,609
  National Power Corp., (Philipines)
    8.40%, 12/15/16...............................      Ba2           4,900       4,875,500
  Ontario, Province of Canada, (Canada)
    15.75%, 03/15/12..............................      Aa3           3,475       3,756,127
  Polysindo Int'l Finance Co., (Netherlands)
    11.375%, 06/15/06.............................      Ba3           5,000       5,462,500
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba1           5,750       6,286,187
  Rogers Cablesystems, Inc., (Canada)
    10.00%, 03/15/05..............................      Ba3           4,000       4,260,000
                                                                             --------------
                                                                                 58,214,951
                                                                             --------------

                                       B4

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.0%
  Federal Farm Credit Bank,
    8.65%, 10/01/99...............................                $     150  $      159,258
  International Bank for Reconstruction and
    Development,
    12.375%, 10/15/02.............................                      750         956,708
  Resolution Funding Corp.,
    Zero Coupon, 10/15/15.........................                   17,100       4,670,694
    8.125%, 10/15/19..............................                      700         791,434
    8.625%, 01/15/21..............................                      200         237,562
  United States Treasury Bonds,
    6.75%, 8/15/26 (b)............................                      940         947,050
    11.25%, 02/15/15..............................                    4,000       5,906,880
    12.00%, 08/15/13..............................                   20,000      28,609,400
  United States Treasury Notes,
    5.75%, 08/15/03...............................                   10,450      10,136,500
    5.875%, 11/30/01..............................                    3,600       3,547,692
    6.50%, 10/15/06...............................                   13,100      13,171,657
    6.625%, 06/30/01..............................                   14,430      14,662,179
    7.25%, 02/15/98...............................                    5,000       5,082,050
    7.75%, 12/31/99...............................                    5,750       6,014,155
    7.875%, 11/15/04..............................                    3,600       3,928,500
    12.50%, 08/15/14..............................                    1,500       2,241,795
                                                                             --------------
                                                                                101,063,514
                                                                             --------------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 4.6%
  Federal National Mortgage Association,
    Zero Coupon, 07/24/06.........................                    9,000       4,748,940
    9.00%, 10/01/16-09/01/21......................                      623         663,006
  Government National Mortgage Association,
    7.50%, 05/20/02-02/15/26......................                   27,222      27,613,035
                                                                             --------------
                                                                                 33,024,981
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 9.2%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1           4,900       4,293,625
  Republic of Colombia, (Colombia)
    8.00%, 06/14/01...............................      Baa3          1,600       1,624,000
    8.75%, 10/06/99...............................      Baa3          3,500       3,657,500
  Republic of Philippines, (The Philippines)
    8.75%, 10/07/16...............................       B1           4,675       4,819,925
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98)
    5.00%, (until 10/27/99)
    6.00%, (until 10/27/02)
    7.00%, 10/27/14...............................      Baa3         16,000      13,540,000
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07 (a)...........................      Ba2           3,000       2,640,000
  Rio de Janeiro, (Brazil)
    10.375%, 07/12/99.............................       B1           5,000       5,137,500
  United Mexican States, (Mexico)
    7.562%, 08/06/01 (a)..........................      Baa3         25,000      25,058,750
    11.50%, 05/15/26..............................      Ba2           5,000       5,287,500
                                                                             --------------
                                                                                 66,058,800
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $696,315,713)......................................................     710,360,325
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S
                                                       RATING                    VALUE
PREFERRED STOCK -- 0.3%                             (UNAUDITED)    SHARES       (NOTE 2)
                                                    ------------  ---------  --------------
GAS PIPELINES -- 0.3%
  TransCanada Pipelines, Ltd.
    (cost $2,000,000 )............................                   80,000  $    2,080,000
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $698,315,713)......................................................     712,440,325
                                                                             --------------

                                                                  PRINCIPAL
                                                                   AMOUNT
SHORT-TERM INVESTMENTS -- 4.3%                                      (000)
                                                                  ---------
CERTIFICATES OF DEPOSIT -- DOMESTIC -- 0.7%
  Advanta National Bank, C.D.,
    6.26%, 09/01/97...............................      Baa       $   5,000       5,005,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 1.4%
  Citicorp,
    8.50%, 02/24/97...............................       A1           3,000       3,010,410
  General Motors Acceptance Corp.,
    7.50%, 11/04/97...............................       A3           2,000       2,027,180
  Mellon Bank Corp.,
    6.50%, 12/01/97...............................       A2           2,000       2,007,580
  Potomac Capital Investment Corp.,
    6.19%, 04/28/97...............................       A3           3,500       3,535,000
                                                                             --------------
                                                                                 10,580,170
                                                                             --------------
REPURCHASE AGREEMENT -- 2.2%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................                   15,414      15,414,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $30,945,800).......................................................      30,999,170
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT SALE -- 103.3%
  (cost $729,261,513; Note 6)..............................................     743,439,495
                                                                             --------------

INVESTMENT SOLD SHORT -- (3.6%)
 United States Treasury Bond,
    6.75%, 8/15/26
    (proceeds $26,546,678; Note 2)................         25,450     (26,310,748)
                                                                   --------------
TOTAL INVESTMENTS, NET OF SHORT SALES -- 99.7%...................
                                                                      717,128,747
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%............................................       3,087,834
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  720,216,581
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    B.A.                Bankers'
                        Acceptances
    C.D.                Certificates of Deposit
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

(a)          Indicates
             a
             variable
             rate
             security.

(b) Deposited with the custodian to cover an open short sale transaction.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       B5

                          GOVERNMENT INCOME PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 97.6%
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                        (000)         (NOTE 2)
LONG-TERM BONDS

                                                    -------------  --------------
ASSET BACKED SECURITIES -- 3.2%
  Chase Manhattan Credit Card Trust,
    5.735%, 08/15/01, Series 1995-2 (a)...........  $      12,500  $   12,507,750
  Equicon Home Equity Loan Trust,
    7.850%, 03/18/14, Series 1994-2...............          2,693       2,751,498
                                                                   --------------
                                                                       15,259,248
                                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATION -- 2.1%
  Main Place Funding,
    5.877%, 07/17/98 (a)..........................         10,000      10,018,750
                                                                   --------------
FOREIGN -- 4.6%
  United Mexican States,
    7.563%, 08/06/01..............................         22,000      22,051,700
                                                                   --------------
MORTGAGE PASS-THROUGHS -- 26.3%
  Federal Home Loan Mortgage Corp.,
    7.387%, 06/01/25 (a)..........................         11,981      12,310,286
  Federal National Mortgage Association,
    8.000%, 03/01/22-05/01/26.....................         25,403      25,909,961
    8.500%, 05/01/24-04/01/25.....................         30,853      32,075,358
    9.000%, 02/01/25-04/01/25.....................         13,122      13,859,399
  Government National Mortgage Association,
    7.500%, 12/15/25-02/15/26.....................         19,696      19,729,369
    8.000%, 09/15/23-10/15/25.....................         22,291      22,794,555
                                                                   --------------
                                                                      126,678,928
                                                                   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 61.4%
  Israel AID,
    Zero Coupon, 03/15/06-08/15/09................         38,272      18,501,606
  Resolution Funding Corp.,
    Zero Coupon, 07/15/16.........................         30,000       7,764,600
    8.125%, 10/15/19..............................          4,200       4,748,604
  Small Business Administration Participation
    Certificate,
    7.200%, 10/01/16..............................         20,000      20,097,600
  Student Loan Marketing Association,
    5.880%, 02/06/01..............................         19,290      18,861,955
  United States Treasury Bonds,
    8.125%, 08/15/19..............................         35,000      40,485,200
    12.000%, 08/15/13.............................         24,100      34,474,327
  United States Treasury Notes,
    6.250%, 04/30/01..............................         15,000      15,032,850
    6.250%, 10/31/01..............................         14,600      14,613,724
    6.500%, 05/31/01..............................          5,000       5,054,700
    6.500%, 08/31/01..............................         25,000      25,273,500
    6.500%, 11/15/26..............................          5,000       4,907,050
    6.875%, 03/31/00..............................         20,000      20,450,000
    7.750%, 12/31/99..............................         55,000      57,526,700
    10.625%, 08/15/15.............................          6,000       8,483,460
                                                                   --------------
                                                                      296,275,876
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $467,932,592)............................................     470,284,502
                                                                   --------------

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENT -- 1.3%                           (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (cost $6,517,000) (Note 5)...  $       6,517  $    6,517,000
                                                                   --------------

TOTAL INVESTMENTS -- 98.9%
  (cost $474,449,592; Note 6)....................................     476,801,502
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%............................................       5,233,938
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  482,035,440
                                                                   --------------
                                                                   --------------

(a) The interest rate shown reflects the current rate of variable rate instruments.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       B6

                        ZERO COUPON BOND 2000 PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 99.5%
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                        (000)         (NOTE 2)
LONG-TERM BONDS

                                                    -------------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
  Federal National Mortgage Association,
    Zero Coupon, 01/24/02.........................  $       7,777  $    5,661,423
    Zero Coupon, 07/24/02.........................          5,527       3,887,028
  United States Treasury Bonds,
    Zero Coupon, 02/15/00.........................          5,000       4,145,350
    Zero Coupon, 11/15/00.........................         21,630      17,106,302
    Zero Coupon, 02/15/02.........................         18,750      13,706,250
                                                                   --------------
                                                                       44,506,353
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $42,297,668).............................................      44,506,353
                                                                   --------------

SHORT-TERM INVESTMENT -- 0.6%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (cost $296,000) (Note 5).....            296         296,000
                                                                   --------------
TOTAL INVESTMENTS -- 100.1%
  (cost $42,593,668; Note 6).....................................      44,802,353
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)...............................................         (63,183)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $   44,739,170
                                                                   --------------
                                                                   --------------

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       B7

                        ZERO COUPON BOND 2005 PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 99.9%
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                        (000)         (NOTE 2)
LONG-TERM BONDS

                                                    -------------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 99.9%
  Federal National Mortgage Association,
    Zero Coupon, 07/24/05.........................  $       5,100  $    2,906,184
  Financing Corp.,
    Zero Coupon, 03/07/04.........................          3,350       2,102,393
  Resolution Funding Corp.,
    Zero Coupon, 07/15/07.........................          5,000       2,497,100
  United States Treasury Bonds,
    Zero Coupon, 11/15/04.........................         11,000       6,662,920
    Zero Coupon, 11/15/05.........................          3,000       1,699,860
    Zero Coupon, 02/15/06.........................          7,000       3,895,850
    Zero Coupon, 05/15/06.........................         11,000       6,019,860
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $23,876,529; Note 6).....................................      25,784,167
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%....................
                                                                           30,563
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $   25,814,730
                                                                   --------------
                                                                   --------------

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                       B8

                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 91.2%
                                                                       VALUE
COMMON STOCKS -- 36.7%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE/DEFENSE -- 0.6%
  GenCorp, Inc....................................        629,100  $   11,402,438
  Litton Industries, Inc. (a).....................        241,400      11,496,675
  UNC, Inc. (a)...................................        278,800       3,345,600
                                                                   --------------
                                                                       26,244,713
                                                                   --------------
AIRLINES -- 1.2%
  AMR Corp. (a)...................................        378,700      33,372,937
  USAir Group, Inc. (a)...........................        776,100      18,141,337
                                                                   --------------
                                                                       51,514,274
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.5%
  A.O. Smith Corp.................................        450,000      13,443,750
  Ford Motor Co...................................        295,900       9,431,812
                                                                   --------------
                                                                       22,875,562
                                                                   --------------
AUTOMOBILES & TRUCKS -- 1.8%
  Chrysler Corp...................................        929,500      30,673,500
  General Motors Corp.............................        464,700      25,907,025
  Goodyear Tire & Rubber Co.......................        250,800      12,884,850
  Mascotech, Inc..................................        604,200       9,893,775
                                                                   --------------
                                                                       79,359,150
                                                                   --------------
CHEMICALS -- 0.1%
  Millenium Chemicals, Inc. (a)...................        188,227       3,341,029
                                                                   --------------
CHEMICALS - SPECIALTY -- 1.0%
  Ferro Corp......................................        609,100      17,283,212
  M.A. Hanna Co...................................        689,950      15,092,656
  OM Group, Inc...................................        435,400      11,755,800
                                                                   --------------
                                                                       44,131,668
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  BW/IP, Inc. (Class 'A' Stock)...................        365,600       6,032,400
  IMO Industries, Inc. (a)........................        575,600       1,798,750
  Parker-Hannifin Corp............................        197,450       7,651,187
                                                                   --------------
                                                                       15,482,337
                                                                   --------------
COMPUTER HARDWARE -- 1.4%
  Amdahl Corp. (a)................................        836,600      10,143,775
  Digital Equipment Corp. (a).....................        293,500      10,676,063
  International Business Machines Corp............        278,900      42,113,900
                                                                   --------------
                                                                       62,933,738
                                                                   --------------
CONSTRUCTION -- 0.2%
  McDermott International, Inc....................        481,900      10,601,800
                                                                   --------------
CONSUMER SERVICES -- 0.4%
  ADT Ltd. (a)....................................        576,300      13,182,863
  SPS Transaction Services, Inc. (a)..............        185,900       2,834,975
                                                                   --------------
                                                                       16,017,838
                                                                   --------------
CONTAINERS & PACKAGING -- 0.2%
  Sealed Air Corp. (a)............................        183,600       7,642,350
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 1.0%
  RJR Nabisco Holdings Corp.......................        791,400      26,907,600
  Whitman Corp....................................        849,000      19,420,875
                                                                   --------------
                                                                       46,328,475
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 0.3%
  United States Surgical Corp.....................        339,700      13,375,688
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.0%
  Belden, Inc.....................................        457,600      16,931,200
  Westinghouse Electric Corp......................      1,487,300      29,560,087
                                                                   --------------
                                                                       46,491,287
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
ELECTRONICS -- 1.3%
  National Semiconductor Corp. (a)................        964,000  $   23,497,500
  Texas Instruments, Inc..........................        557,700      35,553,375
                                                                   --------------
                                                                       59,050,875
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.2%
  Giant Cement Holdings, Inc. (a).................        400,400       6,456,450
                                                                   --------------
FINANCIAL SERVICES -- 2.9%
  Alex Brown, Inc.................................        278,100      20,162,250
  Lehman Brothers Holdings, Inc...................      1,597,400      50,118,425
  Merrill Lynch & Co., Inc........................        185,900      15,150,850
  Morgan Stanley Group, Inc.......................        209,200      11,950,550
  Salomon, Inc....................................        650,700      30,664,237
                                                                   --------------
                                                                      128,046,312
                                                                   --------------
FOREST PRODUCTS -- 1.7%
  Champion International Corp.....................        650,700      28,142,775
  Louisiana-Pacific Corp..........................        650,700      13,746,037
  Mead Corp.......................................        326,100      18,954,562
  Willamette Industries, Inc......................        238,100      16,577,712
                                                                   --------------
                                                                       77,421,086
                                                                   --------------
GAS PIPELINES -- 0.3%
  Western Gas Resources, Inc......................        659,000      12,685,750
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.3%
  Jan Bell Marketing, Inc. (a)....................        964,200       1,988,663
  Leggett & Platt, Inc............................        366,600      12,693,525
                                                                   --------------
                                                                       14,682,188
                                                                   --------------
HOUSING RELATED -- 1.1%
  Hanson, PLC, ADR, (United Kingdom)..............      2,540,300      17,147,025
  Owens Corning...................................        620,800      26,461,600
                                                                   --------------
                                                                       43,608,625
                                                                   --------------
INSURANCE -- 3.0%
  Allstate Corp...................................        124,999       7,234,317
  Equitable of Iowa Companies.....................        346,500      15,895,687
  Financial Security Assurance Holdings, Ltd......        218,100       7,170,037
  PennCorp Financial Group, Inc...................        513,500      18,486,000
  Provident Companies, Inc........................        170,900       8,267,287
  Reinsurance Group of America, Inc...............        487,800      22,987,575
  TIG Holdings, Inc...............................        546,900      18,526,237
  Trenwick Group, Inc.............................        273,300      12,640,125
  W.R. Berkley Corp...............................        180,100       9,140,075
  Western National Corp...........................        836,600      16,104,550
                                                                   --------------
                                                                      136,451,890
                                                                   --------------
INTEGRATED PRODUCERS -- 0.2%
  Murphy Oil Corp.................................        177,400       9,867,875
                                                                   --------------
MACHINERY -- 1.4%
  Case Corp.......................................        597,500      32,563,750
  DT Industries, Inc..............................        226,100       7,913,500
  Paxar Corp......................................      1,232,660      21,263,385
                                                                   --------------
                                                                       61,740,635
                                                                   --------------
MEDIA -- 1.6%
  Central Newspapers, Inc. (Class 'A' Stock)......        319,800      14,071,200
  Gannett Co., Inc................................        185,900      13,919,262
  Hollinger International, Inc....................        155,600       1,789,400
  Houghton Mifflin Co.............................        185,900      10,526,587
  Knight-Ridder, Inc..............................        371,800      14,221,350
  Lee Enterprises, Inc............................        325,300       7,563,225

                                       B9

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MEDIA -- CONT'D
  McGraw-Hill, Inc................................        185,500  $    8,556,187
  Media General, Inc. (Class 'A' Stock)...........         59,000       1,784,750
                                                                   --------------
                                                                       72,431,961
                                                                   --------------
METALS-NON FERROUS -- 1.1%
  Aluminum Company of America.....................        750,500      47,844,375
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 2.0%
  Danaher Corp....................................        435,800      20,319,175
  Donaldson, Inc..................................        372,200      12,468,700
  IDEX Corp.......................................        275,300      10,977,587
  Mark IV Industries, Inc.........................        558,793      12,642,692
  Trinity Industries, Inc.........................        358,300      13,436,250
  Wolverine Tube, Inc. (a)........................        259,800       9,157,950
  York International Corp.........................        185,000      10,336,875
                                                                   --------------
                                                                       89,339,229
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.8%
  Coltec Industries, Inc. (a).....................        299,900       5,660,613
  Global Industrial Technologies, Inc. (a)........        390,700       8,644,238
  Material Sciences Corp. (a).....................        649,600      11,692,800
  Titan Wheel International, Inc..................        695,550       8,868,263
                                                                   --------------
                                                                       34,865,914
                                                                   --------------
OIL - EXPLORATION & PRODUCTION -- 1.9%
  Basin Exploration, Inc. (a).....................        142,700         891,875
  Cabot Oil & Gas Corp. (Class 'A' Stock).........        552,500       9,461,563
  Enron Oil & Gas Co..............................        309,300       7,809,825
  Mesa, Inc. (a)..................................      2,711,400      14,234,850
  Noble Affiliates, Inc...........................        325,300      15,573,738
  Oryx Energy Co. (a).............................        789,500      19,540,125
  Parker & Parsley Petroleum Co...................        248,600       9,136,050
  Seagull Energy Corp. (a)........................        373,400       8,214,800
                                                                   --------------
                                                                       84,862,826
                                                                   --------------
OIL & GAS -- 1.2%
  Societe Nationale Elf Aquitaine, ADR,
    (France)......................................      1,199,200      54,263,800
                                                                   --------------
OIL SERVICES -- 0.6%
  Coflexip, ADR, (France).........................        650,700      17,080,875
  Weatherford Enterra, Inc. (a)...................        298,653       8,959,590
                                                                   --------------
                                                                       26,040,465
                                                                   --------------
PETROLEUM SERVICES -- 0.1%
  ICO, Inc........................................        492,100       3,014,112
                                                                   --------------
RAILROADS -- 0.2%
  Burlington Northern, Inc........................        117,900      10,183,612
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.4%
  Crescent Real Estate Equities, Inc..............        339,400      17,903,350
                                                                   --------------
RETAIL -- 1.6%
  Bombay Company, Inc. (a)........................        890,300       4,117,638
  Charming Shoppes, Inc. (a)......................      2,788,600      14,117,288
  Dillard Department Stores, Inc. (a).............        202,900       6,264,538
  K mart Corp. (a)................................      1,913,600      19,853,600
  Toys 'R' Us, Inc. (a)...........................        557,700      16,731,000
  Woolworth Corp. (a).............................        557,700      12,199,688
                                                                   --------------
                                                                       73,283,752
                                                                   --------------
STEEL -- 0.9%
  Bethlehem Steel Corp. (a).......................        929,500       8,365,500
  LTV Corp........................................      1,408,200      16,722,375

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  National Steel Corp. (Class 'B' Stock) (a)......        289,300  $    2,676,025
  USX-U.S. Steel Group............................        418,300      13,124,163
                                                                   --------------
                                                                       40,888,063
                                                                   --------------
TELECOMMUNICATIONS -- 0.1%
  Deutsche Telekom, ADR, (Germany) (a)............        309,500       6,306,063
                                                                   --------------
TEXTILES -- 1.3%
  Farah, Inc. (a).................................        249,300       1,932,075
  Fieldcrest Cannon, Inc. (a).....................        427,500       6,840,000
  Fruit of the Loom, Inc. (Class 'A' Stock) (a)...        464,700      17,600,513
  Owens-Illinois, Inc. (a)........................        513,700      11,686,675
  Phillips-Van Heusen Corp........................        578,500       8,315,938
  Tultex Corp. (a)................................        558,300       3,908,100
  V.F. Corp.......................................        143,700       9,699,750
                                                                   --------------
                                                                       59,983,051
                                                                   --------------
TOBACCO -- 0.4%
  Philip Morris Companies, Inc....................         87,300       9,832,163
  UST, Inc........................................        250,400       8,106,700
                                                                   --------------
                                                                       17,938,863
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Yellow Corp.....................................        482,100       6,930,188
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $1,310,419,852)..........................................   1,642,431,219
                                                                   --------------

PREFERRED STOCKS -- 1.0%
FINANCIAL SERVICES -- 0.8%
  Central Hispano Corp............................        225,900       5,986,350
  Central Hispano Financial Services..............      1,000,000      25,200,000
                                                                   --------------
                                                                       31,186,350
                                                                   --------------
GAS PIPELINES -- 0.1%
  TransCanada Pipelines, Ltd......................        140,000       3,640,000
                                                                   --------------
MEDIA -- 0.0%
  Times Mirror Co. (Cum. Conv.), Series B.........              1              28
                                                                   --------------
PETROLEUM -- 0.1%
  Mesa, Inc. (Conv. Pfd.).........................        914,929       5,832,671
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $36,848,291).............................................      40,659,049
                                                                   --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 53.5%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
DOMESTIC CORPORATE BONDS -- 36.6%
AEROSPACE -- 0.2%
  Northrop Grumman Corp.,
    7.875%, 03/01/26..............................      Baa3      $   7,500       7,517,475
                                                                             --------------
AGRICULTURAL EQUIPMENT -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3           6,500       6,576,700
                                                                             --------------
AIRLINES -- 2.9%
  Delta Air Lines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      24,145,800
    10.375%, 02/01/11.............................      Ba1          28,405      34,799,534

                                      B10

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa2      $  10,125  $   12,000,555
    10.67%, 05/01/04..............................      Baa3         29,665      35,084,499
    11.21%, 05/01/14..............................      Baa3         18,433      24,168,797
                                                                             --------------
                                                                                130,199,185
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.2%
  Banc One Credit Card Master Trust,
    7.75%, 12/15/99...............................       A2           5,100       5,178,081
  Standard Credit Card Master Trust,
    5.95%, 10/07/04...............................      Aaa           4,650       4,469,813
                                                                             --------------
                                                                                  9,647,894
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.9%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Ba2          11,200      11,931,024
    8.625%, 08/15/03..............................      Ba2          27,050      29,271,076
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      Baa3          2,500       2,301,450
    9.25%, 04/15/02...............................      Baa3         21,425      22,694,860
    9.80%, 02/01/12...............................       B2           7,000       7,575,400
    9.875%, 06/15/22..............................      Baa3          7,900       8,507,668
    10.125%, 04/15/22.............................      Baa3          2,000       2,196,040
                                                                             --------------
                                                                                 84,477,518
                                                                             --------------
COMPUTERS -- 0.2%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1          10,000       9,542,500
                                                                             --------------
FINANCIAL SERVICES -- 19.1%
  Associates Corp. of North America,
    6.625%, 05/15/01..............................      Aa3          34,500      34,485,510
    6.68%, 09/17/99...............................      Aa3          34,050      34,299,927
    8.375%, 01/15/98..............................       A1           1,100       1,125,454
  Bank of New York,
    7.97%, 12/31/26...............................       A1          26,000      26,258,440
  Barnett Banks,
    8.06%, 12/01/26...............................       A2           3,500       3,540,775
  Bayerische Landes,
    6.20%, 09/30/99...............................      Aaa          30,000      29,970,000
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         10,050      10,085,677
    6.73%, 06/04/98...............................      Baa2         16,000      16,094,400
    6.90%, 04/15/99...............................      Baa3         11,000      11,073,590
    7.20%, 07/19/99...............................      Baa3         11,250      11,376,112
  CIT Group Holdings, M.T.N.,
    5.85%, 03/16/98...............................      Aa3          25,000      25,009,750
    5.875%, 11/09/98..............................      Aa3          33,900      33,795,588
  Conseco, Inc.,
    8.70%, 11/15/26...............................       NR          18,200      18,356,884
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       A1          24,250      24,251,455
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         11,500      11,195,250
    7.00%, 06/15/00...............................      Baa3         30,000      30,363,000
    7.50%, 06/15/03...............................      Baa3          5,000       5,139,300
    7.875%, 03/15/98..............................      Baa3          9,925      10,145,831
    8.75%, 12/15/99...............................      Baa3          5,000       5,295,500
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       NR          11,150      11,087,560
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          43,500      43,103,062
    9.45%, 06/15/99...............................      Baa2          4,000       4,274,280

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3      $  14,575  $   14,878,306
  Ford Motor Credit,
    7.00%, 09/25/01...............................       A1          37,000      37,551,670
  General Motors Acceptance Corp., M.T.N.,
    5.395%, 02/02/99..............................       P1           2,000       1,999,825
    7.375%, 07/20/98..............................      Baa1          4,650       4,742,209
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1          6,000       6,008,100
    6.84%, 09/25/98...............................      Baa1         30,000      30,227,100
    6.89%, 10/10/00...............................      Baa1         10,545      10,581,380
  Liberty Mutual Insurance Co.,
    7.875%, 10/15/26..............................       A2           2,500       2,526,985
    8.20%, 05/04/07...............................       A2          51,005      54,164,250
  Lumbermens Mutual Casualty Co.,
    9.15%, 07/01/26...............................      Baa1         28,750      31,265,625
  Mellon Bank Corp.,
    7.72%, 12/01/26...............................       A2          15,635      15,151,097
    7.995%, 01/15/27..............................       A2          38,500      38,018,750
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       NR          21,000      20,582,583
  Salomon, Inc., M.T.N.,
    5.98%, 02/02/98...............................      Baa1         35,000      34,982,850
    7.00%, 05/15/99...............................      Baa1         42,000      42,331,800
    7.25%, 05/01/01...............................      Baa1          8,625       8,706,592
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       NR          10,000       9,960,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       8,955,000
  Travelers Capital, Inc.,
    7.75%, 12/01/36...............................       A1          20,000      19,350,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      Baa1         20,750      20,542,500
  USAA Capital Corp.,
    6.34%, 09/18/98...............................      Aa1          10,000      10,040,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          32,500      31,974,429
                                                                             --------------
                                                                                854,868,396
                                                                             --------------
FOOD & BEVERAGE -- 0.1%
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          4,000       4,018,000
                                                                             --------------
HEALTH CARE -- 0.0%
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba2           2,000       2,110,000
                                                                             --------------
HOSPITAL MANAGEMENT -- 0.0%
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,530,950
                                                                             --------------
MEDIA -- 5.8%
  News America Holdings, Inc.,
    7.375%, 10/17/08..............................      Baa3         28,000      27,784,960
    7.75%, 12/01/45...............................      Baa3         61,000      56,802,590
    9.25%, 02/01/13...............................      Baa3         24,050      26,942,975
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           6,425       6,419,667
  Time Warner, Inc.,
    7.75%, 06/15/05...............................      Ba1          15,000      15,088,950
    8.11%, 08/15/06...............................      Ba1          13,250      13,583,503
    8.18%, 08/15/07...............................      Ba1          24,500      25,138,715

                                      B11

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Time Warner, Inc., (Con't)
    8.375%, 07/15/33..............................      Baa3      $  37,450  $   37,584,446
    9.125%, 01/15/13..............................      Ba1          14,270      15,578,559
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1           5,325       5,435,813
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2           8,545       8,178,931
    7.75%, 06/01/05...............................      Ba2          22,275      21,933,524
                                                                             --------------
                                                                                260,472,633
                                                                             --------------
OIL & GAS -- 0.1%
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Ba2           3,000       3,225,450
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 0.2%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,887,640
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,500       3,762,500
                                                                             --------------
                                                                                  7,650,140
                                                                             --------------
RETAIL -- 3.1%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1          18,075      18,526,875
    8.50%, 06/15/03...............................      Ba1          36,750      38,220,000
    10.00%, 02/15/01..............................      Ba1           4,500       4,905,000
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           5,000       4,982,500
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.38%, 02/16/99...............................       A2          70,000      70,177,100
                                                                             --------------
                                                                                136,811,475
                                                                             --------------
TECHNOLOGY -- 1.8%
  Comdisco, Inc., M.T.N.,
    5.54%, 01/26/98...............................      Baa1         12,500      12,456,750
    6.09%, 11/09/98...............................      Baa1         34,000      34,034,000
    6.29%, 10/22/98...............................      Baa1          5,000       5,007,450
    6.375%, 11/30/01..............................      Baa1         21,500      21,153,850
    6.689%, 05/22/98..............................      Baa1          9,000       9,075,240
                                                                             --------------
                                                                                 81,727,290
                                                                             --------------
TELECOMMUNICATIONS -- 0.7%
  TCI Communications, Inc.,
    8.65%, 09/15/04...............................      Baa3         28,470      28,609,788
    8.75%, 08/01/15...............................      Baa3          5,450       5,383,946
                                                                             --------------
                                                                                 33,993,734
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp., M.T.N.,
    10.00%, 06/01/98..............................      Baa3          3,000       3,157,440
    10.05%, 06/15/99..............................      Baa3            500         539,080
                                                                             --------------
                                                                                  3,696,520
                                                                             --------------
UTILITIES -- 0.1%
  Arkla, Inc., M.T.N.,
    9.25%, 12/18/97...............................      Ba2           3,000       3,077,790
                                                                             --------------
FOREIGN CORPORATE BONDS -- 6.3%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N., (Colombia)
    8.625%, 06/02/00..............................       NR           5,500       5,713,125
  Banco Ganadero, SA, M.T.N., (Colombia)
    9.75%, 08/26/99...............................      Baa3          7,300       7,683,250

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Bangkok Bank, (Thailand)
    7.25%, 09/15/05...............................       A3       $  10,000  $    9,777,400
    8.25%, 03/15/16...............................       A3          15,000      15,258,750
  Central Hispano Financial Services, (Cayman
    Islands)
    6.031%, 04/28/05..............................       A3          10,000      10,005,000
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................       NR           7,600       7,486,000
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................      Aa1          12,500      12,299,562
  Domtar, Inc., (Canada)
    9.50%, 08/01/16...............................      Ba1           9,000       9,843,750
  Empresa Colombia de Petroleos, (Colombia)
    7.25%, 07/08/98...............................       NR           8,250       8,311,875
  Kansallis-Osake Pankki, N.Y., (Finland)
    6.125%, 05/15/98..............................       A3           6,160       6,163,758
    8.650%, 12/29/49 (b)..........................      Baa2         10,000      10,441,500
    9.75%, 12/15/98...............................      Baa1         16,950      17,990,730
  Okobank, (Finland)
    7.25%, 09/27/49...............................       A3          18,750      19,125,000
    7.325%, 10/29/49..............................       NR           9,000       9,220,500
    7.70%, 10/29/49...............................       NR           3,500       3,585,750
  Petroliam Nasional, (Malaysia)
    6.625%, 10/18/01..............................       NR          22,000      22,014,520
    7.125%, 10/18/06..............................       A1          66,400      66,830,936
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba2           8,950       9,784,588
  Royal Bank of Canada, (Canada)
    6.75%, 10/24/11...............................      Aa3          17,400      17,034,600
  Siam Commercila, (Thailand)
    7.50%, 03/15/06...............................       A3          14,500      14,282,500
                                                                             --------------
                                                                                282,853,094
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 5.4%
  Federal National Mortgage Association,
    9.05%, 04/10/00...............................                   14,000      15,148,420
  United States Treasury Bonds,
    5.875%, 11/15/99..............................                    5,000       4,980,450
  United States Treasury Notes,
    5.00%, 02/15/99...............................                   17,000      16,691,790
    5.625%, 11/30/98-11/30/00.....................                   86,500      85,271,755
    5.875%, 11/30/01-02/15/04.....................                   45,400      44,645,298
    6.00%, 08/15/99...............................                   10,000       9,998,400
    6.125%, 07/31/00-09/30/00.....................                   19,300      19,298,110
    6.25%, 04/30/01-02/15/03......................                   20,150      20,142,013
    6.375%, 09/30/01..............................                    7,000       7,041,580
    6.50%, 08/31/01-10/15/06......................                   16,500      16,625,810
    6.75%, 04/30/00...............................                    3,000       3,056,730
                                                                             --------------
                                                                                242,900,356
                                                                             --------------

                                      B12

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FOREIGN GOVERNMENT BONDS -- 5.2%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1       $   4,900  $    4,293,625
  Republic of Colombia, (Colombia)
    7.125%, 05/11/98..............................      Ba1           2,775       2,788,875
    8.00%, 06/14/01...............................      Baa3          2,250       2,283,750
    8.75%, 10/06/99...............................      Ba1          12,325      12,879,625
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98),
    5.00%, (until 10/27/99),
    6.00%, (until 10/27/02),
    7.00%, 10/27/14...............................      Baa3        129,500     109,589,375
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07...............................      Ba2           9,750       8,580,000
  United Mexican States, (Mexico)
    7.563%, 08/06/01..............................      Baa3         73,500      73,672,725
    9.75%, 02/06/01...............................      Ba2           4,000       4,130,000
    11.375%, 09/15/16.............................      Ba2          13,000      13,536,250
                                                                             --------------
                                                                                231,754,225
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,376,901,639)....................................................   2,399,651,325
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $3,724,169,782)....................................................   4,082,741,593
                                                                             --------------

SHORT-TERM INVESTMENTS -- 10.1%
BANK NOTES -- 0.2%
  First Bank N.A., Minneapolis,
    5.275%, 10/24/97..............................       P3           2,000       1,998,881
  PNC Bank N.A.,
    5.20%, 04/01/97...............................       NR           5,000       4,999,364
                                                                             --------------
                                                                                  6,998,245
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 1.5%
  Advanta National Bank,
    5.80%, 03/19/97...............................       NR          25,000      25,350,000
    5.84%, 03/14/97...............................       NR          21,500      21,457,000
    6.26%, 09/01/97...............................       NR          10,500      10,510,500
    8.18%, 02/09/97...............................      Baa3         10,000      10,100,000
                                                                             --------------
                                                                                 67,417,500
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Abbey National Treasury Services, PLC,
    5.41%, 01/30/97...............................       P1           5,000       5,000,093
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 1.0%
  Bank of Montreal (Canada),
    5.39%, 01/22/97...............................       P1          18,000      18,000,000
  Bank of Nova Scotia (Canada),
    5.39%, 03/04/97...............................       P3           4,000       4,000,000
  Banque Nationale De Paris (France),
    5.42%, 01/15/97...............................       NR          10,000       9,999,961
    5.58%, 04/02/97...............................       NR           3,000       2,999,191
  Commerzbank (Germany),
    5.42%, 06/10/97...............................       P1           1,000         999,631
  Deutsche Bank (Germany),
    5.69%, 10/28/97...............................       P3           3,000       2,999,261

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  National Bank of Canada (Canada),
    5.438%, 03/10/97..............................       P3       $   2,000  $    2,000,000
  Norddeutsche Landesbank (Germany),
    5.75%, 04/11/97...............................       NR           5,000       5,001,784
  Societe Generale (France),
    5.78%, 08/20/97...............................       P1           2,000       2,001,590
                                                                             --------------
                                                                                 48,001,418
                                                                             --------------
COMMERCIAL PAPER -- 3.8%
  Aetna Services, Inc.,
    5.42%, 03/14/97...............................       NR           5,000       4,946,553
  American Brands, Inc.,
    5.45%, 02/06/97...............................       P3           1,000         994,701
    6.00%, 01/22/97...............................       P3           2,000       1,993,333
  American Express Credit Corp.,
    5.30%, 02/28/97...............................       P1           5,000       4,958,042
  Aristar, Inc.,
    5.40%, 01/28/97...............................       P2           2,000       1,992,200
    5.47%, 03/17/97...............................       P2           3,000       2,966,268
  Bank Austria,
    5.35%, 01/15/97...............................       NR           8,000       7,984,544
  Barton Capital Corp.,
    5.35%, 02/27/97...............................       NR           2,000       1,983,356
    5.40%, 02/21/97...............................       NR           8,000       7,940,000
  BHF Finance, Inc.,
    5.31%, 01/30/97...............................       NR           1,000         995,870
  Bradford & Bingley Building Society,
    5.35%, 01/10/97-01/15/97......................       NR          28,000      27,960,767
  Caterpillar Financial Services Corp.,
    5.35%, 05/16/97-06/16/97......................       NR           2,000       1,955,565
    5.38%, 04/28/97...............................       P1           5,000       4,913,322
    5.50%, 02/27/97...............................       P1           1,380       1,368,193
  Cheltenham & Gloucester Building Society,
    5.325%, 02/24/97..............................       NR           7,000       6,945,123
  Coca Cola Enterprises, Inc.,
    5.34%, 02/03/97...............................       NR           2,000       1,990,507
  Colonial Pipeline Co.,
    5.75%, 01/27/97...............................       P3           2,000       1,992,014
  Commonwealth Bank of Austria,
    5.40%, 02/10/97...............................       NR           5,000       4,970,750
  Corporate Receivables Corp.,
    5.40%, 02/20/97...............................       NR           2,000       1,985,300
  Countrywide Home Loan, Inc.,
    6.05%, 01/21/97...............................       NR           1,000         996,807
    6.20%, 01/15/97...............................       NR           7,000       6,984,328
    6.35%, 01/15/97...............................       NR           6,000       5,986,242
  CXC, Inc.,
    7.00%, 01/02/97...............................       NR           3,662       3,662,000
  Dupont (EI) De Nemours,
    5.50%, 03/04/97...............................       P3           1,000         990,681
  Engelhard Corp.,
    5.58%, 02/24/97...............................       P2           2,000       1,983,570
  First Data Corp.,
    5.40%, 03/18/97-03/25/97......................       NR           8,617       8,512,061
    5.46%, 03/25/97...............................       NR           5,000       4,937,817
  Fleet Funding Corp,
    5.80%, 02/04/97...............................       NR           3,729       3,709,174
  ITT Hartford Group, Inc.,
    5.45%, 01/23/97...............................      P1+           1,000         996,821

                                      B13

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Kredietbank Na Finance Corp.,
    5.32%, 01/16/97...............................       NR       $   2,000  $    1,995,862
  Lehman Brothers Holdings, Inc.,
    6.70%, 01/07/97...............................       NR           5,000       4,995,347
  Merrill Lynch & Co., Inc.,
    5.35%, 01/29/97...............................       P1          12,000      11,951,850
    5.37%, 01/31/97...............................       P1           7,000       6,969,719
  NYNEX Corp.,
    6.80%, 01/06/97...............................       P3           3,000       2,997,733
  Preferred Receivables Funding Corp.,
    5.60%, 02/25/97...............................       P1           4,000       3,966,400
  Rank Xerox Capital PLC.,
    6.25%, 01/09/97...............................       NR           2,583       2,579,861
  Societe Generale,
    5.77%, 05/15/97...............................       P1           2,000       2,000,259
  Transamerica Financial Corp.,
    5.38%, 02/06/97...............................       P1           3,750       3,730,385
  WCP Funding, Inc.,
    5.40%, 02/20/97...............................       NR           2,000       1,985,300
                                                                             --------------
                                                                                172,768,625
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 3.0%
  American General Financial Corp.,
    7.75%, 01/15/97...............................       P1           3,700       3,702,664
    9.50%, 08/01/97...............................       P1           1,500       1,530,273
  Associates Corp. of North America,
    9.70%, 05/01/97...............................       P1           2,000       2,023,837
  Beneficial Corp.,
    9.35%, 02/03/97...............................       P1           3,500       3,510,736
  Capital Equipment Receivable Trust,
    5.60%, 10/15/97...............................       NR           3,862       3,862,223
  Capital One Bank,
    8.625%, 01/15/97..............................      Baa3         32,425      32,443,158
  Coca-Cola Enterprises, Inc.,
    6.50%, 11/15/97...............................       A3           3,750       3,765,600
  General Motors Acceptance Corp.,
    5.47%, 02/12/97...............................       P1          12,000      11,925,243
    6.30%, 09/10/97...............................      Aaa           5,000       5,017,600
    6.70%, 04/30/97...............................       A3          11,000      11,035,420
    7.60%, 02/10/97...............................       P1           2,000       2,004,629
    7.85%, 03/05/97...............................      Baa1          3,300       3,312,078
    7.85%, 03/05/97...............................       P1          10,050      10,080,742
  Kimberly Clark Corp.,
    9.125%, 06/01/97..............................       NR           1,000       1,013,822
  Mellon Bank Corp.,
    6.50%, 12/01/97...............................      Baa1          1,650       1,656,253
  Norwest Corp.,
    7.875%, 01/30/97..............................       P1           2,000       2,003,190
  Salomon, Inc.,
    5.89%, 11/10/97...............................      Baa1         30,000      29,962,500

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Short Term Repack Asset,
    6.00%, 12/15/97...............................       NR       $   4,000  $    3,999,186
                                                                             --------------
                                                                                132,849,154
                                                                             --------------
REPURCHASE AGREEMENT -- 0.5%
  Joint Repurchase Agreement Account
    6.613%, 01/02/97 (Note 5).....................                   22,692      22,692,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $464,184,986)......................................................     455,727,035
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT
  SALE -- 101.3%
  (cost $4,188,354,768; Note 6)............................................   4,538,468,628
                                                                             --------------

INVESTMENT SOLD SHORT -- (2.4%)
 United States Treasury Bond,
   6.75%, 8/15/26
   (proceeds $111,621,197; Note 2)..............................  (106,860)    (110,481,637)
                                                                             --------------

TOTAL INVESTMENTS, NET OF SHORT SALES -- 98.9%
                                                                              4,427,986,991
                                                                             --------------
OTHER ASSETS IN EXCESS OF OTHER
  LIABILITIES -- 1.1%......................................................      50,821,542
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,478,808,533
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    B.A.                Bankers' Acceptances
    C.D.                Certificates of Deposit
    M.T.N.              Medium Term Note
    PLC                 Public Limited Company
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)
    NR                  Not Rated

(a)          Non-income
             producing
             security.

(b)        Indicates a variable rate security.


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B14

                           FLEXIBLE MANAGED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 97.6%
                                                                       VALUE
COMMON STOCKS -- 61.3%                                 SHARES         (NOTE 2)

                                                    -------------  --------------
AEROSPACE -- 4.1%
  AlliedSignal, Inc...............................        600,000  $   40,200,000
  Boeing Co.......................................        530,500      56,431,937
  Lockheed Martin Corp............................        500,000      45,750,000
  Rockwell International Corp. (a)................        400,000      24,350,000
  United Technologies Corp........................        550,000      36,300,000
                                                                   --------------
                                                                      203,031,937
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 4.2%
  Banc One Corp...................................        775,000      33,325,000
  BankAmerica Corp................................        300,000      29,925,000
  Chase Manhattan Corp............................        550,000      49,087,500
  Citicorp........................................        310,000      31,930,000
  PNC Bank Corp...................................        750,000      28,218,750
  State Street Boston Corp........................        500,000      32,250,000
                                                                   --------------
                                                                      204,736,250
                                                                   --------------
BEVERAGES -- 0.9%
  Anheuser-Busch Companies, Inc...................      1,150,000      46,000,000
                                                                   --------------
CHEMICALS -- 0.6%
  E.I. du Pont de Nemours & Co....................        300,000      28,312,500
                                                                   --------------
CHEMICALS - SPECIALTY -- 1.8%
  IMC Global, Inc.................................        600,000      23,475,000
  Morton International, Inc.......................        600,000      24,450,000
  Praxair, Inc....................................        825,000      38,053,125
                                                                   --------------
                                                                       85,978,125
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  CUC International, Inc. (a).....................        600,000      14,250,000
                                                                   --------------
COMPUTER SERVICES -- 6.4%
  3Com Corp. (a)..................................        600,000      44,025,000
  Cadence Design Systems, Inc. (a)................        675,000      26,831,250
  Cascade Communications..........................        325,000      17,915,625
  Cisco Systems, Inc. (a).........................        750,000      47,718,750
  Computer Associates International, Inc..........        975,000      48,506,250
  Computer Sciences Corp. (a).....................        500,000      41,062,500
  First Data Corp.................................        500,000      18,250,000
  Gateway 2000, Inc. (a)..........................        275,000      14,729,687
  Microsoft Corp. (a).............................        250,000      20,656,250
  Oracle Corp. (a)................................        775,000      32,356,250
                                                                   --------------
                                                                      312,051,562
                                                                   --------------
CONSTRUCTION -- 0.7%
  Fluor Corp......................................        550,000      34,512,500
                                                                   --------------
COSMETICS & SOAPS -- 0.7%
  Procter & Gamble Co.............................        300,000      32,250,000
                                                                   --------------
DIVERSIFIED GAS -- 0.3%
  Cross Timbers Oil Co............................        530,000      13,316,250
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 1.8%
  Alco Standard Corp..............................        300,000      15,487,500
  Hewlett-Packard Co..............................        325,000      16,331,250
  Honeywell, Inc..................................        650,000      42,737,500
  Xerox Corp......................................        300,000      15,787,500
                                                                   --------------
                                                                       90,343,750
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 6.0%
  American Home Products Corp.....................        885,000      51,883,125
  Baxter International, Inc.......................        650,000      26,650,000
  Becton, Dickinson & Co..........................        800,000      34,700,000
  Boston Scientific Corp. (a).....................        700,000      42,000,000
  Medtronic, Inc..................................        400,000      27,200,000
  Novartis Corp., AG ADR (Switzerland)............        933,328      53,491,332
  Pfizer, Inc.....................................        700,000      58,012,500
                                                                   --------------
                                                                      293,936,957
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.9%
  Applied Materials, Inc. (a).....................        450,000      16,171,875
  Baldor Electric Co..............................              1              25

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Belden, Inc.....................................        425,000  $   15,725,000
  FORE Systems, Inc. (a)..........................        725,000      23,834,375
  Westinghouse Electric Corp......................      1,900,000      37,762,500
                                                                   --------------
                                                                       93,493,775
                                                                   --------------
ELECTRONICS -- 2.2%
  ADT Ltd. (a)....................................        750,000      17,156,250
  Intel Corp......................................        475,000      62,195,313
  Maxim Integrated Products, Inc. (a).............        700,000      30,275,000
                                                                   --------------
                                                                      109,626,563
                                                                   --------------
FINANCIAL SERVICES -- 0.9%
  MBNA Corp.......................................      1,075,000      44,612,500
                                                                   --------------
FOODS -- 0.4%
  Nabisco Holdings Corp.
    (Class 'A' Stock).............................        500,000      19,437,500
                                                                   --------------
FOREST PRODUCTS -- 1.2%
  Kimberly-Clark Corp.............................        350,000      33,337,500
  Willamette Industries, Inc......................        399,000      27,780,375
                                                                   --------------
                                                                       61,117,875
                                                                   --------------
GAS PIPELINES -- 0.7%
  Enron Corp......................................        850,000      36,656,250
                                                                   --------------
HEALTH CARE -- 0.2%
  Tenet Healthcare Corp. (a)......................        400,000       8,750,000
                                                                   --------------
HOSPITAL MANAGEMENT -- 1.1%
  Columbia/HCA Healthcare Corp....................        900,000      36,675,000
  Guidant Corp....................................        300,000      17,100,000
                                                                   --------------
                                                                       53,775,000
                                                                   --------------
INSURANCE -- 5.0%
  Aetna Inc.......................................        650,000      52,000,000
  Allstate Corp...................................        875,000      50,640,625
  American International Group, Inc...............        250,000      27,062,500
  Chubb Corp......................................        400,000      21,500,000
  CIGNA Corp......................................        250,000      34,156,250
  Travelers Group, Inc............................      1,266,666      57,474,970
                                                                   --------------
                                                                      242,834,345
                                                                   --------------
LEISURE -- 0.6%
  Carnival Corp. (Class 'A' Stock)................        900,000      29,700,000
                                                                   --------------
LODGING -- 0.2%
  Hilton Hotels Corp..............................        400,000      10,450,000
                                                                   --------------
MACHINERY -- 0.8%
  Case Corp.......................................        700,000      38,150,000
                                                                   --------------
MEDIA -- 0.4%
  Comcast Corp. (Class 'A' Stock).................      1,000,000      17,625,000
                                                                   --------------
MINERAL RESOURCES -- 0.5%
  Potash Corp. of Saskatchewan, Inc...............        270,000      22,950,000
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 4.5%
  Cognizant Corp..................................        735,700      24,278,100
  General Electric Co.............................        700,000      69,212,500
  Illinois Tool Works, Inc........................        400,000      31,950,000
  Tyco International, Ltd.........................      1,225,000      64,771,875
  York International Corp.........................        500,000      27,937,500
                                                                   --------------
                                                                      218,149,975
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.1%
  Unilever N.V., ADR (United Kingdom).............        300,000      52,575,000
                                                                   --------------
PETROLEUM -- 3.2%
  British Petroleum, PLC, ADR (United Kingdom)....        325,000      45,946,875
  Mobil Corp......................................        400,000      48,900,000
  Royal Dutch Petroleum Co., ADR (Netherlands)....        200,000      34,150,000
  Total SA, ADR (France)..........................        700,000      28,175,000
                                                                   --------------
                                                                      157,171,875
                                                                   --------------

                                      B15

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
PETROLEUM SERVICES -- 1.3%
  Baker Hughes, Inc...............................        581,700  $   20,068,650
  Halliburton Co..................................        700,000      42,175,000
                                                                   --------------
                                                                       62,243,650
                                                                   --------------
RETAIL -- 6.5%
  American Stores Co..............................        800,000      32,700,000
  Federated Department Stores, Inc. (a)...........      1,120,000      38,220,000
  The Gap, Inc....................................        500,000      15,062,500
  Home Depot, Inc.................................        750,000      37,593,750
  Koninklijke Ahold, ADR (Netherlands)............        250,000      15,437,500
  Nike, Inc. (Class 'B' Stock)....................        600,000      35,850,000
  Nine West Group.................................        775,000      35,940,625
  Price/Costco, Inc. (a)..........................      1,500,000      37,687,500
  Safeway, Inc. (a)...............................      1,000,000      42,750,000
  Staples, Inc. (a)...............................      1,601,500      28,927,094
                                                                   --------------
                                                                      320,168,969
                                                                   --------------
TELECOMMUNICATIONS -- 0.8%
  AT&T Corp.......................................        550,000      23,925,000
  Newbridge Networks Corp. (a)....................        500,000      14,125,000
                                                                   --------------
                                                                       38,050,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,434,484,264)..........................................   2,996,258,108
                                                                   --------------
PREFERRED STOCKS -- 1.5%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Financial Services..............      1,000,000      25,200,000
                                                                   --------------
GAS PIPELINES -- 0.1%
  TransCanada Pipelines, Ltd......................        140,000       3,640,000
                                                                   --------------
LEISURE -- 0.3%
  Hilton Hotels (Conv.)...........................        600,000      14,775,000
                                                                   --------------
TELECOMMUNICATIONS -- 0.6%
  Airtouch Communications (Conv.).................        700,000      31,675,000
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $75,571,505).............................................      75,290,000
                                                                   --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CONVERTIBLE BONDS -- 0.6%                           (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 0.6%
  Federated Department Stores, Inc.,
    5.00%, 10/01/03...............................      Ba3       $   8,000       9,180,000
  Home Depot, Inc.,
    3.25%, 10/01/01...............................       A1          19,000      18,715,000
                                                                             --------------
TOTAL CONVERTIBLE BONDS
  (cost $27,850,057).......................................................      27,895,000
                                                                             --------------

LONG-TERM BONDS -- 34.2%
DOMESTIC CORPORATE BONDS -- 22.3%
AEROSPACE -- 0.2%
  Northrop Grumman Corp.,
    7.875%, 03/01/26..............................       NR           7,500       7,517,475
                                                                             --------------
AGRICULTURAL EQUIPMENT -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3           6,500       6,576,700
                                                                             --------------
AIRLINES -- 2.3%
  Delta Air Lines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      23,342,952
    10.375%, 02/01/11.............................      Ba1          25,750      31,546,840

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa2      $  10,125  $   12,000,555
    10.67%, 05/01/04..............................      Baa3         19,500      23,062,455
    11.21%, 05/01/14..............................      Baa3         17,500      22,945,475
                                                                             --------------
                                                                                112,898,277
                                                                             --------------
ASSET BACKED -- 0.1%
  Standard Credit Card Master Trust
    5.95%, 10/07/04...............................      AAA           4,500       4,325,625
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.3%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Ba2          10,800      11,504,916
    8.625%, 08/15/03..............................      Ba2           7,500       8,115,825
  TCI Communications, Inc.,
    8.65%, 09/15/04...............................      Baa3          6,000       6,029,460
    8.75%, 08/01/15...............................      Baa3          5,950       5,877,886
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      Baa3         17,500      16,110,150
    9.80%, 02/01/12...............................       B2           7,000       7,575,400
    9.875%, 06/15/22..............................      Baa3          7,878       8,483,976
    10.125%, 04/15/22.............................      Baa3          2,000       2,196,040
                                                                             --------------
                                                                                 65,893,653
                                                                             --------------
COMPUTERS -- 0.3%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1          14,800      14,122,900
                                                                             --------------
FINANCIAL SERVICES -- 10.7%
  Bank of New York,
    7.97%, 12/31/26...............................       A1          26,000      26,258,440
  Barnett Banks,
    8.06%, 12/01/26...............................       NR           3,500       3,540,775
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         11,175      11,214,671
    6.73%, 06/04/98...............................      Baa2         26,000      26,153,400
    6.90%, 04/15/99...............................      Baa3         11,000      11,073,590
    7.20%, 07/19/99...............................      Baa3         11,250      11,376,112
  Conseco, Inc.,
    8.70%, 11/15/26...............................       NR          18,200      18,356,884
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       NR          24,250      24,251,455
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3          3,500       3,407,250
    7.00%, 06/15/00...............................      Baa3         13,500      13,663,350
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       NR          11,150      11,087,560
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          43,500      43,103,062
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         13,000      13,270,530
  Ford Motor Credit,
    7.00%, 09/25/01...............................       NR          13,000      13,193,830
  General Motors Acceptance Corp., M.T.N.,
    7.375%, 07/20/98..............................      Baa1          4,500       4,589,235
    7.875%, 03/15/00..............................       NR           5,000       5,202,100
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1         24,000      24,032,400
    6.84%, 09/25/98...............................      Baa1          5,000       5,037,850
  Liberty Mutual Insurance Co.,
    7.875%, 10/15/26..............................       A2           2,500       2,526,985
    8.20%, 05/04/07...............................       NR           5,000       5,309,700
  Lumbermens Mutual Casualty Co.,
    9.15%, 07/01/26...............................       NR          12,600      13,702,500

                                      B16

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Mellon Bank Corp.,
    7.72%, 12/01/26...............................       A2       $  15,500  $   15,020,275
    7.995%, 01/15/27..............................       A2          38,500      38,018,750
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       NR          21,000      20,582,583
  Salomon, Inc., M.T.N.,
    5.98%, 02/02/98...............................      Baa          23,500      23,488,485
    7.00%, 05/15/99...............................      Baa          34,600      34,873,340
    7.25%, 05/01/01...............................      Baa           8,625       8,706,593
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       NR           7,500       7,470,000
  Travelers Capital, Inc.,
    7.75%, 12/01/36...............................       A1          20,000      19,350,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................       NR          20,750      20,542,500
  USAA Capital Corp.,
    6.34%, 09/18/98...............................      Aa1          20,000      20,080,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          26,300      26,563,000
                                                                             --------------
                                                                                525,047,205
                                                                             --------------
FOOD & BEVERAGE -- 0.1%
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          3,000       3,013,500
                                                                             --------------
HEALTH CARE -- 0.9%
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba2          15,315      16,157,325
    9.625%, 09/01/02..............................      Ba1          23,750      26,006,250
                                                                             --------------
                                                                                 42,163,575
                                                                             --------------
INDUSTRIAL -- 0.1%
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,530,950
                                                                             --------------
MEDIA -- 3.9%
  News America Holdings, Inc.,
    7.375%, 10/17/08..............................      Baa3          2,000       1,984,640
    7.75%, 12/01/45...............................      Baa3         39,000      36,316,410
    9.25%, 02/01/13...............................      Baa3         36,200      40,554,498
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,092,447
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1          13,250      13,583,503
    8.18%, 08/15/07...............................      Ba1          13,000      13,338,910
    8.375%, 07/15/33..............................      Baa3         32,800      32,917,752
    9.125%, 01/15/13..............................      Ba1          12,040      13,144,068
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................       Ba           5,300       5,410,293
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2           7,350       7,035,126
    7.75%, 06/01/05...............................      Ba2          19,675      19,373,382
                                                                             --------------
                                                                                192,751,029
                                                                             --------------
OIL & GAS -- 0.4%
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Ba2           3,000       3,225,450
  Transco Energy Co.,
    9.125%, 05/01/98..............................      Ba3          14,000      14,531,160
                                                                             --------------
                                                                                 17,756,610
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 0.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,887,640
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,500       3,762,500
                                                                             --------------
                                                                                  7,650,140
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 1.6%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1       $   6,600  $    6,765,000
    8.50%, 06/15/03...............................      Ba1          66,000      68,640,000
    10.00%, 02/15/01..............................      Ba1           2,500       2,725,000
                                                                             --------------
                                                                                 78,130,000
                                                                             --------------
TECHNOLOGY -- 0.2%
  Comdisco, Inc., M.T.N.,
    6.375%, 11/30/01..............................      Baa1          2,700       2,656,530
    7.25%, 04/15/98...............................      Baa2         10,000      10,135,700
                                                                             --------------
                                                                                 12,792,230
                                                                             --------------
FOREIGN CORPORATE BONDS -- 7.0%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N.,(Colombia)
    8.625%, 06/02/00..............................       NR           5,500       5,713,125
  Banco Ganadero, SA, M.T.N., (Colombia)
    9.75%, 08/26/99...............................      Baa           7,300       7,683,250
  Bancomer, SA, (Mexico)
    8.00%, 07/07/98...............................       Ba           8,000       7,980,000
  Bangkok Bank, (Thailand)
    7.25%, 09/15/05...............................       A3          10,000       9,777,400
  Central Hispano Financial Services, (Cayman
    Islands)
    6.031%, 04/28/05..............................       A3           5,000       5,002,500
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................       NR           5,650       5,565,250
  Controladora Commercial Mexicana, SA, (Mexico)
    8.75%, 04/21/98...............................       NR          15,100      15,175,500
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................       Aa          17,500      17,219,388
  Dotmar, Inc., (Canada)
    9.50%, 08/01/16...............................       Ba          24,750      27,070,313
  Empresa Colombia de Petroleos, (Colombia)
    7.25%, 07/08/98...............................       NR           8,250       8,311,875
  Kansallis-Osake Pankki, N.Y., (Finland)
    8.65%, 01/01/49 (b)...........................      Baa1          9,000       9,397,350
    9.75%, 12/15/98...............................      Baa1         16,760      17,789,064
  Nacional Financie, (Cayman Islands)
    9.00%, 01/25/99...............................      Ba2          15,000      15,300,000
  National Power Co., (United Kingdom)
    7.875%, 12/15/06..............................      Ba2          22,500      22,612,500
    8.40%, 12/15/16...............................      Ba2          27,500      27,362,500
  Okobank, (Finalnd)
    7.70%, 10/29/49 (b)...........................       NR           3,500       3,585,750
    7.25%, 09/27/49...............................       A3          18,750      19,125,000
    7.325%, 10/29/49 (b)..........................       NR           9,000       9,220,500
  Petroliam Nasional, (Malaysia)
    7.125%, 10/18/06..............................       NR          63,100      63,509,519
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba2           7,600       8,308,700
  Rio de Janeiro, (Brazil)
    10.375%, 07/12/99.............................       NR           7,000       7,192,500
  Rogers Cablesystems, Inc., Sr. Sec'd Notes,
    (Canada)
    10.00%, 03/15/05..............................      Ba3           2,000       2,130,000

                                      B17

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Royal Bank of Canada, (Canada)
    6.75%, 10/24/11...............................      Aa3       $  15,000  $   14,685,000
  Siam Commercila, (Thailand)
    7.50%, 03/15/06...............................      Aa3          14,500      14,282,500
                                                                             --------------
                                                                                343,999,484
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................      Aaa          11,800       2,391,388
  United States Treasury Notes,
    6.375%, 08/15/02..............................      Aaa          10,000      10,065,600
                                                                             --------------
                                                                                 12,456,988
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 4.7%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1          32,340      28,337,925
  Republic of Colombia, (Colombia)
    7.125%, 05/11/98..............................      Ba1           2,700       2,713,500
    8.00%, 06/14/01...............................       NR           2,150       2,182,250
    8.75%, 10/06/99...............................      Ba1          12,300      12,853,500
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98).......................      Baa3        100,500      85,048,125
    5.00%, (until 10/27/99)
    6.00%, (until 10/27/02)
    7.00%, 10/27/14
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07...............................      Ba2          60,250      53,020,000
  United Mexican States, (Mexico)
    9.75%, 02/06/01...............................       NR          25,000      25,812,500
    11.375%, 09/15/16.............................       NR          21,000      21,866,250
                                                                             --------------
                                                                                231,834,050
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,657,819,992)....................................................   1,681,460,391
                                                                             --------------
TOTAL LONG TERM INVESTMENTS
  (cost $4,195,725,818)....................................................   4,780,903,499
                                                                             --------------

SHORT-TERM INVESTMENTS -- 4.1%
BANK NOTES -- 0.1%
  American Express Centurian Bank,
    5.625%, 01/14/97..............................       NR           1,000       1,000,001
  Comerica Bank of Detroit,
    6.585%, 02/14/97..............................       NR             569         568,948
  NBD Bank, N.A.,
    6.55%, 06/02/97...............................       NR           2,000       2,008,199
                                                                             --------------
                                                                                  3,577,148
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.5%
  Advanta National Bank,
    6.14%, 02/28/97...............................      Baa2         17,000      17,000,000
  Chase Manhattan Bank,
    5.43%, 05/06/97...............................       P3           6,000       6,000,000
                                                                             --------------
                                                                                 23,000,000
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Abbey National Treasury Services, PLC, (United
    Kingdom)
    5.41%, 01/30/97...............................       P1       $   2,000  $    2,000,037
  Bayerische Hypotheken, (Germany)
    5.74%, 05/27/97...............................       NR           1,000       1,000,409
                                                                             --------------
                                                                                  3,000,446
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 0.5%
  Bank of Montreal, (Canada)
    5.39%, 01/22/97...............................       P1           2,000       2,000,000
  Banque Nationale de Paris, (France)
    5.41%, 01/15/97...............................       NR           3,000       2,999,989
    5.58%, 04/02/97...............................       NR           2,000       1,999,461
  Barclays Bank, PLC, (United Kingdom)
    5.37%, 02/03/97-02/05/97......................       NR           6,000       6,000,000
  Deutsche Bank, (Germany)
    5.69%, 10/28/97...............................       P3           1,000         999,754
  Empresas La Moderna, SA, (Mexico)
    10.25%, 11/12/97..............................      Baa1          2,000       2,051,250
  Grupo Televisa, SA, (Mexico)
    10.00%, 11/09/97..............................      Ba2           4,000       4,100,000
  National Bank of Canada, (Canada)
    5.438%, 03/10/97..............................       P3           1,000       1,000,000
  Societe Generale, (France)
    5.77%, 05/15/97...............................       P1           1,000       1,000,130
                                                                             --------------
                                                                                 22,150,584
                                                                             --------------
COMMERCIAL PAPER -- 1.3%
  Aetna Services, Inc.,
    5.42%, 03/14/97...............................       NR           2,000       1,978,621
  American Brands Inc,
    5.33%, 01/31/97...............................       P3           1,000         995,706
    6.00%, 01/22/97...............................       P3           1,000         996,667
  American Express Credit Corp.,
    5.30%, 02/28/97...............................       P1           3,000       2,974,825
  Aristar, Inc.,
    5.59%, 02/28/97...............................       P2           1,000         991,149
  Bank Austria,
    5.35%, 01/15/97...............................       NR           2,000       1,996,136
  Barton Capital Corp.,
    5.35%, 02/27/97...............................       NR           1,000         991,678
  Bradford & Bingley Building Society,
    5.35%, 01/10/97-01/15/97......................       A1           5,550       5,542,659
  Caterpillar Financial Services Corp.,
    5.35%, 06/16/97...............................       P1           1,000         975,479
  Cheltenham & Gloucester Building Society,
    5.325%, 02/24/97..............................       NR           1,000         992,160
    5.35%, 01/15/97...............................       NR           1,000         998,068
  Coca Cola Enterprises, Inc.,
    5.34%, 02/03/97...............................       NR           1,000         995,253
  Colonial Pipeline Co.,
    5.75%, 01/27/97...............................       P3           1,000         996,007
  Commonwealth Bank of Australia,
    5.32%, 01/22/97...............................       NR           7,000       6,979,311
  Corporate Receivables Corp.,
    5.33%, 01/24/97...............................       NR           2,000       1,993,486

                                      B18

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Countrywide Home Loan, Inc.,
    6.20%, 01/15/97...............................       NR       $   3,000  $    2,993,283
  CXC, Inc.,
    5.60%, 01/16/97...............................       NR           1,005       1,002,811
    7.00%, 01/02/97...............................       NR             670         670,000
  Dakota Cert. Prog. of Stand. Cred.,
    5.34%, 01/23/97...............................       NR           2,000       1,993,770
  Engelhard Corp.,
    5.58%, 02/24/97...............................       P2           1,000         991,785
  Enterprise Funding Corp.,
    5.47%, 01/16/97...............................       NR           1,000         997,873
    5.50%, 01/15/97...............................       NR           2,000       1,996,028
  Fleet Funding Corp.,
    5.80%, 02/04/97...............................       NR           1,000         994,683
  General Motors Acceptance Corp.,
    5.47%, 02/12/97...............................       P1           3,000       2,981,311
    5.50%, 04/07/97...............................       P1           1,912       1,884,249
  Kredietbank Na Finance Corp.,
    5.32%, 01/16/97...............................       NR           1,000         997,931
  Merrill Lynch & Co., Inc.,
    5.31%, 02/27/97...............................       P1           1,000         991,740
    5.32%, 01/21/97...............................       P1           1,000         997,192
    5.33%, 01/24/97...............................       P1           2,000       1,993,486
    5.35%, 01/29/97...............................       P1           3,000       2,987,963
  Morgan Stanley Group, Inc.,
    5.32%, 01/29/97...............................       P1           5,000       4,980,050
  Nationwide Building Society,
    5.375%, 02/26/97..............................       NR           1,000         991,788
  Preferred Receivables Funding Corp.,
    5.45%, 01/15/97...............................       P1           1,000         998,032
    5.60%, 02/25/97...............................       P1           1,000         991,600
  Short Term Repack Asset Trust,
    6.006%, 12/15/97..............................       NR           1,000         999,797
  Societe Generale,
    5.57%, 04/04/97...............................       P1           1,000         999,676
  Transamerica Financial Corp.,
    5.34%, 02/03/97...............................       P1           1,000         995,253
                                                                             --------------
                                                                                 65,827,506
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.2%
  Associates Corp. of North America,
    6.625%, 11/15/97..............................       P1             600         604,890
  Beneficial Corp.,
    5.54%, 08/05/97...............................       P1           1,000       1,000,375
    9.70%, 05/30/97...............................       P1           2,000       2,031,498
  Capital Equipment Receivable Trust,
    5.60%, 10/15/97...............................       NR           1,545       1,544,889
  Dean Witter, Discover &,
    5.747%, 03/06/97..............................       P2           1,250       1,250,281
  Ford Motor Credit Corp.,
    5.625%, 03/03/97..............................       P1             500         499,927
    7.95%, 03/27/97...............................       P1             465         467,315
  General Electric Capital Corp.,
    8.00%, 02/01/97...............................       P1           1,500       1,503,055
  General Motors Acceptance Corp.,
    7.75%, 02/20/97-04/15/97......................       P1             825         828,464
    7.85%, 03/05/97...............................       P1           1,150       1,154,153
    7.90%, 03/13/97...............................       P1             500         501,804

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Household Finance Corp.,
    5.67%, 08/11/97...............................       P2       $     475  $      475,495
  Norwest Corp.,
    7.70%, 11/15/97...............................       P1             500         508,485
  Pfizer, Inc.,
    6.50%, 02/01/97...............................       P3             500         500,280
                                                                             --------------
                                                                                 12,870,911
                                                                             --------------
REPURCHASE AGREEMENT -- 1.4%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................                   70,099      70,099,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS -- 4.1%
  (cost $204,409,679)......................................................     200,525,595
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT SALE -- 101.7%
  (cost $4,400,135,497; Note 6)............................................   4,981,429,094
                                                                             --------------
INVESTMENT SOLD SHORT -- (2.2%)
  United States Treasury Bond,
    6.75% 8/15/26
    (proceeds $113,630,151; Note 2).............................    108,775    (112,461,581)
                                                                             --------------
TOTAL INVESTMENTS, NET OF SHORT SALES -- 99.5%.............................
                                                                              4,868,967,513
OTHER ASSETS IN EXCESS OF OTHER
    LIABILITIES -- 0.5%....................................................      27,955,174
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,896,922,687
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    AG                  Aktiengesellschaft (West German Stock Company)
    B.A.                Bankers' Acceptances
    C.D.                Certificates of Deposit
    M.T.N.              Medium Term Note
    NR                  Not Rated
    PLC                 Public Limited Company (British Corporation)
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

(a)          Non-income
             producing
             security.

(b)        Indicates a variable rate security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B19

                           HIGH YIELD BOND PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 90.8%
                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT
                                                    (UNAUDITED)     (000)        VALUE
CORPORATE BONDS -- 87.8%                                                        (NOTE 2)

                                                    ------------  ---------  --------------
AEROSPACE -- 1.1%
  K & F Industries, Inc.,
    Sr. Notes,
    11.875%, 12/01/03.............................       B1       $   1,500  $    1,616,250
  Talley Manufacturing & Technology, Inc.,
    Sr. Notes,
    10.75%, 10/15/03..............................       B2           3,000       3,097,500
                                                                             --------------
                                                                                  4,713,750
                                                                             --------------
AUTOMOTIVE PARTS -- 2.1%
  Foamex, L.P.,
    Sr. Sub. Deb.,
    11.875%, 10/01/04.............................       B3           1,500       1,597,500
    Sr. Notes,
    11.25%, 10/01/02..............................       B1           1,500       1,590,000
    11.125%, 06/15/01.............................       B2           4,000       4,290,000
  Foamex-JPS Automotive L.P.,
    Sr. Disc. Notes,
    Zero Coupon (until 07/1/99), 14.0%,
      07/01/04....................................       NR           2,000       1,660,000
                                                                             --------------
                                                                                  9,137,500
                                                                             --------------
BROADCASTING & OTHER MEDIA -- 3.3%
  Benedek Broadcasting Corp., Sr. Notes,
    11.875%, 03/01/05.............................      Ba3           2,910       3,171,900
  Globo Communicacoes E Particip., Sr. Notes,
    10.50%, 12/20/06..............................       NR           1,040       1,049,100
  Outdoor Systems, Inc.,
    Sr. Sub. Notes,
    9.375%, 10/15/06..............................       B1           3,500       3,605,000
  Paxson Communications Corp., Sr. Sub. Notes,
    11.625%, 10/01/02.............................       B3           4,500       4,691,250
  Universal Outdoor, Inc.,
    Sr. Sub. Notes,
    9.75%, 10/15/06...............................       B1           1,750       1,806,875
                                                                             --------------
                                                                                 14,324,125
                                                                             --------------
BUILDING & RELATED INDUSTRIES -- 1.9%
  Building Materials Corp. of America, Sr. Notes,
    Zero Coupon (until 07/1/99), 11.75%,
      07/01/04....................................      Ba3           5,000       4,325,000
  Nortek, Inc., Sr. Sub. Notes,
    9.875%, 03/01/04..............................       B3           3,750       3,787,500
                                                                             --------------
                                                                                  8,112,500
                                                                             --------------
CABLE -- 18.6%
  Adelphia Communications Corp., Sr. Notes, PIK,
    9.50%, 02/15/04...............................       B2           1,707       1,476,923
    12.50%, 05/15/02..............................       B2             750         768,750
  American Telecasting, Inc., Sr. Disc. Notes,
    Zero Coupon, (until 08/15/00), 14.56%,
      08/15/05....................................      Caa           6,500       2,470,000
    Zero Coupon, (until 06/15/99), 14.5%,
      06/15/04....................................      Caa           3,000       1,230,000

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  CAI Wireless Systems, Inc., Sr. Notes,
    12.25%, 09/15/02..............................      Caa       $   5,550  $    2,553,000
  Cablevision Systems Corp., Sr. Sub. Deb.,
    9.25%, 11/01/05...............................       B3           4,825       4,776,750
    Sr. Sub. Notes,
    9.875%, 02/15/13..............................       B2           3,300       3,250,500
  Century Communications Corp., Sr. Notes,
    9.50%, 03/01/05...............................      Ba3           3,500       3,587,500
  Comcast Corp.,
    Sr. Sub. Deb.,
    9.375%, 05/15/05..............................       B1           5,000       5,187,500
    Sr. Sub. Notes,
    9.125%, 10/15/06..............................       B1           1,000       1,025,000
  Continental Cablevision, Inc.,
    Sr. Deb.,
    9.50%, 08/01/13...............................      Ba2           5,000       5,707,550
  Diamond Cable Co.,
    Sr. Disc. Notes,
    Zero Coupon, (until 12/15/00), 11.75%,
      12/15/05....................................       B3           1,250         900,000
    Zero Coupon, (until 09/30/99), 13.25%,
      09/30/04....................................       B3           2,000       1,640,000
  Echostar Communications Corp., Sr. Disc. Notes,
    Zero Coupon, (until 06/1/99), 12.875%,
      06/01/04....................................       B2           5,000       4,125,000
  Echostar Satellite,
    Sr. Disc. Notes,
    Zero Coupon, (until 03/15/00), 13.125%,
      03/15/04....................................      Caa           3,000       2,265,000
  Falcon Holdings Group, L.P., Series B, Sr. Sub.
    Notes, PIK,
    11.00%, 09/15/03..............................       NR           3,810       3,410,209
  Intermedia Capital Partners, Sr. Notes,
    11.25%, 08/01/06..............................       B            3,380       3,506,750
  International Cabletel, Inc.,
    Zero Coupon (until 10/15/98), 10.875%,
      10/15/03....................................       B3           1,500       1,260,000
    Zero Coupon (until 04/15/00), 12.75%,
      04/15/05....................................       B3           4,350       3,262,500
  Kabelmedia Holdings,
    Sr. Disc. Notes,
    Zero Coupon (until 08/1/01), 13.625%,
      08/01/06....................................       B3           2,000       1,120,000
  Lenfest Communications, Inc.,
    Sr. Notes,
    8.375%, 11/01/05..............................      Ba3           4,550       4,396,437

                                      B20

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Marcus Cable Operating Co., L.P.,
    Sr. Sub. Disc. Notes,
    Zero Coupon (until 08/1/99), 13.5%,
      08/01/04....................................      Ba3       $   5,750  $    4,715,000
  People's Choice TV Corp., Sr. Disc. Notes,
    Zero Coupon (until 06/1/00), 13.125%,
      06/01/04....................................      Caa           3,500       1,505,000
  Rogers Cablesystems, Inc., Sr. Sec'd 2nd Deb.,
    10.00%, 12/01/07..............................      Ba3           1,000       1,055,000
    10.00%, 03/15/05..............................      Ba3           4,250       4,526,250
  Tevecap S.A., Sr. Notes,
    12.625%, 11/26/04.............................       B2           1,500       1,533,750
  United International Holdings, Inc.,
    Sr. Disc. Notes,
    Zero Coupon, 11/15/99.........................       B3           4,800       3,417,000
  Videotron Holdings, PLC,
    Sr. Disc. Notes,
    Zero Coupon (until 07/1/99), 11.125%,
      07/01/04....................................       B3           4,175       3,632,250
    Zero Coupon (until 08/15/00), 11.00%,
      08/15/05....................................       B3           3,200       2,576,000
                                                                             --------------
                                                                                 80,879,619
                                                                             --------------
CASINOS -- 3.8%
  Boomtown, Inc.,
    First Mtge. Bonds,
    11.50%, 11/01/03..............................       B1           1,500       1,578,750
  Casino Magic Finance Corp., First Mtge. Bonds,
    11.50%, 10/15/01..............................       B1           1,300       1,176,500
  Colorado Gaming & Entertainment,
    Sr. Notes, PIK,
    12.00%, 06/01/03..............................       NR           2,645       2,539,200
  Empress River Casino,
    Sr. Notes,
    10.75%, 04/01/02..............................      Ba3           4,500       4,882,500
  Lady Luck Gaming,
    First Mtge. Notes,
    11.875%, 03/01/01.............................       B2           2,000       1,940,000
  Trump Atlantic City Assoc., First Mtge. Notes,
    11.25%, 05/01/06..............................       B1           4,300       4,257,000
                                                                             --------------
                                                                                 16,373,950
                                                                             --------------
CHEMICALS -- 1.3%
  ISP Holdings, Inc.,
    Sr. Notes,
    9.00%, 10/15/03...............................      Ba3           2,000       2,030,000
    9.75%, 02/15/02...............................      Ba3           2,319       2,376,975

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Sterling Chemical Holdings, Inc., Sr. Disc.
    Notes,
    Zero Coupon (until 08/15/01), 13.5%,
      08/15/08....................................      Caa       $     560  $      327,600
    Sr. Sub. Notes,
    11.75%, 08/15/06..............................       B3           1,000       1,060,000
                                                                             --------------
                                                                                  5,794,575
                                                                             --------------
COMPUTER SERVICES -- 0.5%
  Unisys Corp., Sr. Notes,
    11.75%, 10/15/04..............................       B1           2,000       2,135,000
                                                                             --------------
CONSUMER PRODUCTS -- 1.5%
  Radnor Holdings Corp.,
    Sr. Notes,
    10.00%, 12/01/03..............................       B2             840         856,800
  Revlon Worldwide Corp.,
    Sr. Disc. Notes,
    Zero Coupon, 03/15/98.........................       NR           2,000       1,720,000
  Sealy Corp., Sr. Sub. Notes,
    9.50%, 05/01/03...............................       B1             750         757,500
  Twin Labs, Inc., Gtd. Notes,
    10.25%, 05/15/06..............................       B3           3,000       3,090,000
                                                                             --------------
                                                                                  6,424,300
                                                                             --------------
DIVERSIFIED INDUSTRIES -- 0.4%
  Newflo Corp., Sub. Notes,
    13.25%, 11/15/02..............................       B3           1,500       1,655,625
                                                                             --------------
DRUGS & HEALTHCARE -- 4.4%
  Fresenius Med Care Capital Trust,
    9.00%, 12/01/06...............................      Ba3           1,600       1,628,000
  Imed Corp., Sr. Sub. Notes,
    9.75%, 12/01/06...............................       B3           1,960       1,994,300
  Owens & Minor, Inc.,
    Sr. Sub. Notes,
    10.875%, 06/01/06.............................       B1           3,450       3,700,125
  Paracelsus Health,
    Sr. Sub. Notes,
    10.00%, 08/15/06..............................       B1           2,250       2,115,000
  Tenet Healthcare Corp.,
    Sr. Sub. Notes,
    10.125%, 03/01/05.............................      Ba3           8,500       9,413,750
                                                                             --------------
                                                                                 18,851,175
                                                                             --------------
ENERGY -- 8.8%
  Calenergy, Inc., Sr. Notes,
    9.50%, 09/15/06...............................      Ba2           1,500       1,552,500
  California Energy Co., Inc., Disc. Notes,
    Zero Coupon (until 01/15/97), 10.25%,
      01/15/04....................................      Ba3           2,250       2,370,938
  Falcon Drilling Co., Inc., L.P., Series B,
    Sr. Notes,
    9.75%, 01/15/01...............................       B2             500         525,000
    Sr. Sub. Notes,
      12.50%, 03/15/05............................       NR           2,500       2,775,000
  Gulf Canada Resources,
    Ltd.,
    9.625%, 07/01/05..............................      Ba3           3,600       3,897,000
  KCS Energy, Inc., Sr. Notes,
    11.00%, 01/15/03..............................       B1           5,000       5,400,000

                                      B21

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Long Island Lighting Co.,
    Deb.,
    7.05%, 03/15/03...............................       B3       $   1,500  $    1,465,365
    9.00%, 11/01/22...............................      Ba3           4,000       4,210,000
  Maxus Energy Corp.,
    Sr. Notes,
    9.375%, 11/01/03..............................       B1           1,250       1,268,750
    M.T.N.,
    10.83%, 09/01/04..............................       B1           3,600       3,816,000
  McDermott J. Ray,
    Sr. Sub. Notes,
    9.375%, 07/15/06..............................      Ba3           2,750       2,887,500
  Parker Drilling Co.,
    Gtd. Notes,
    9.75%, 11/15/06...............................       B1           1,360       1,434,800
  Petroleum Heat & Power, Inc.,
    Sub. Deb.,
    9.375%, 02/01/06..............................       B2           2,000       1,900,000
    12.25%, 02/01/05..............................       B2             813         902,430
  Transtexas Gas Corp.,
    Sr. Sec'd Notes,
    11.50%, 06/15/02..............................       B2           3,525       3,807,000
                                                                             --------------
                                                                                 38,212,283
                                                                             --------------
FINANCIAL SERVICES -- 0.5%
  First Nationwide Holdings, Inc.,
    Sr. Notes,
    12.50%, 04/15/03..............................       Ba             450         504,000
    Sr. Sub. Notes,
    10.625%, 10/01/03.............................      Ba3           1,600       1,728,000
                                                                             --------------
                                                                                  2,232,000
                                                                             --------------
FOOD & BEVERAGE -- 2.9%
  Del Monte Corp.,
    Sub. Notes, PIK,
    12.25%, 09/01/02 (cost $2,041,800; purchased
      09/10/96) (b)...............................       B3           2,041       2,081,820
  Fresh Del Monte Produce, N.V., Sr. Notes,
    10.00%, 05/01/03..............................      Caa           5,500       5,307,500
  PM Holdings Corp.,
    Zero Coupon (until 09/01/00), 11.50%,
      09/01/05....................................       B3           2,981       1,922,745
  PSF Hldgs., LLC, PIK,
    Sr. Sec'd Notes,
    11.00%, 09/17/03 (cost $242,548; purchased
      11/21/96) (b)...............................       NR             243         251,037
  Specialty Foods Corp.,
    Sr. Notes,
    11.125%, 10/01/02.............................       B3           3,000       2,850,000
                                                                             --------------
                                                                                 12,413,102
                                                                             --------------
INDUSTRIAL -- 0.2%
  Clark Material Handling Corp., Sr. Notes,
    10.75%, 11/15/06..............................       B1             800         832,000
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
LEISURE & TOURISM -- 4.1%
  HMC Acquisition, Sr. Notes,
    9.00%, 12/15/07...............................      Ba3       $   3,000  $    3,045,000
  HMH Properties, Inc.,
    Sr. Notes,
    9.50%, 05/15/05...............................      Ba3           5,550       5,772,000
  Host Marriott Travel Plaza, Sr. Notes,
    9.50%, 05/15/05...............................       B1           4,600       4,801,250
  Plitt Theaters, Inc.,
    Sr. Sub. Notes,
    10.875%, 06/15/04.............................       B3           4,000       4,030,000
                                                                             --------------
                                                                                 17,648,250
                                                                             --------------
MEDIA -- 1.6%
  NewCity Communications, Inc., Sr. Sub. Notes,
    11.375%, 11/01/03.............................       B3           3,250       3,599,375
  Tele-Communications, Inc., Deb.,
    9.80%, 02/01/12...............................       B2           3,000       3,246,600
                                                                             --------------
                                                                                  6,845,975
                                                                             --------------
MISCELLANEOUS SERVICES -- 1.7%
  Coinstar, Inc.,
    Sr. Sub. Notes,
    Zero Coupon (until 10/1/99), 13.0%, 10/01/06
      (cost $621,351; purchased 10/17/96) (b).....       NR             900         639,000
  Interact Systems Inc.,
    Sr. Disc. Notes,
    Zero Coupon (until 08/1/99), 14.0%,
      08/01/03....................................       NR           4,400       2,200,000
  United Stationer Supply Co., Sr. Sub. Notes,
    12.75%, 05/01/05..............................       B3           4,000       4,420,000
                                                                             --------------
                                                                                  7,259,000
                                                                             --------------
PAPER & FOREST -- 2.8%
  Gaylord Container Corp.,
    Sr. Sub. Disc. Notes,
    12.75%, 05/15/05..............................      Caa           4,365       4,823,325
  Ivex Packaging Corp.,
    Sr. Sub Notes,
    12.50%, 12/15/02..............................       B3             740         801,050
  Pacific Lumber Co.,
    Sr. Notes,
    10.50%, 03/01/03..............................       B3           2,750       2,791,250
  Stone Consolidated, Inc.,
    Sr. Notes,
    10.25%, 12/15/00..............................      Ba1           3,500       3,727,500
                                                                             --------------
                                                                                 12,143,125
                                                                             --------------
PLASTIC PRODUCTS -- 0.4%
  Applied Extrusion Technology, Inc.,
    Sr. Notes,
    11.50%, 04/01/02..............................       B2           1,700       1,785,000
                                                                             --------------

                                      B22

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
PUBLISHING -- 0.5%
  Petersen Publishing,
    Sr. Sub. Notes,
    11.125%, 11/15/06 (cost $2,064,063; purchased
      11/20/96 & 12/05/96) (b)....................       B3       $   2,050  $    2,137,125
                                                                             --------------
RETAIL -- 2.4%
  Cole National Group, Inc., Sr. Sub Notes,
    9.875%, 12/31/06 (cost $1,916,100; purchased
      11/13/96 & 11/22/96) (b)....................       B2           1,920       1,977,600
  Kmart Corp., Deb.,
    8.25%, 01/01/22...............................      Ba3           3,250       2,730,000
    8.375%, 07/01/22..............................      Ba3           2,500       2,100,000
  Phar-Mor, Inc., Sr. Notes,
    11.72%, 09/11/02..............................      Ba3           3,400       3,570,000
                                                                             --------------
                                                                                 10,377,600
                                                                             --------------
STEEL & METAL -- 1.0%
  Maxxam Group Holdings, Inc.,
    Sr. Notes,
    12.00%, 08/01/03..............................       B3             800         816,000
  United States Can Corp.,
    Sr. Sub. Notes,
    10.125%, 10/15/06.............................       B2             800         841,000
  WCI Steel, Inc., Sr. Notes,
    10.00%, 12/01/04..............................       B2           2,500       2,531,250
                                                                             --------------
                                                                                  4,188,250
                                                                             --------------
SUPERMARKETS -- 2.4%
  Food 4 Less Holdings, Inc., Sr. Disc. Deb.,
    Zero Coupon, (until 06/15/00), 13.625%,
      07/15/05....................................      Caa           1,900       1,197,000
  Jitney-Jungle Stores America, Inc.,
    12.00%, 03/01/06..............................       B2           4,000       4,230,000
  Pathmark Stores, Inc.,
    Sub. Notes,
    11.625%, 06/15/02.............................      Caa           2,690       2,730,350
  Smiths Food & Drug,
    Sr. Sub. Notes,
    11.25%, 05/15/07..............................       B3           2,250       2,486,250
                                                                             --------------
                                                                                 10,643,600
                                                                             --------------
TELECOMMUNICATIONS -- 16.4%
  Brooks Fiber Properties, Inc., Sr. Disc. Notes,
    Zero Coupon (until 11/01/01), 11.875%,
      11/01/06....................................       NR           4,000       2,565,000
    Zero Coupon (until 03/01/01), 10.875%,
      03/01/06....................................       NR           2,250       1,440,000
  CellNet Data Systems, Inc., Sr. Disc. Notes,
    Zero Coupon (until 06/15/00), 13.00%, 06/15/05
      (cost $2,286,598; purchased 06/06/95 &
      11/17/95) (b)...............................       NR           4,250       3,336,250

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Centennial Cellular Corp., Sr. Notes,
    10.125%, 05/15/05.............................       B1       $   4,500  $    4,533,750
  Clearnet Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 12/15/00), 14.75%,
      12/15/05....................................       B3           7,940       4,922,800
  GST Telecommunications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 12/15/00), 13.875%,
      12/15/05....................................       NR           7,200       4,410,000
  Geotek Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 07/15/00), 15.00%,
      07/15/05....................................      Caa           5,000       3,175,000
  ICG Holdings, Inc.,
    Sr. Sub. Notes,
    Zero Coupon (until 09/15/00), 13.50%,
      09/15/05....................................       NR           6,300       4,441,500
  Impsat Corp., Sr. Notes,
    12.125%, 07/15/03.............................       B2           2,500       2,650,000
  Intermedia Communications of Florida, Inc.,
    Sr. Disc. Notes,
    Zero Coupon (until 05/15/01), 12.50%,
      05/15/06....................................       B3           2,000       1,360,000
    Sr. Notes,
    13.50%, 06/01/05..............................       B3           3,000       3,435,000
  International Wireless Commerce,
    Sr. Disc. Notes,
    Zero Coupon, 08/15/01.........................       NR           2,600       1,404,000
  Ionica PLC, Sr. Notes,
    13.50%, 08/15/06..............................       NR           4,000       4,080,000
  MFS Communications Co., Inc., Sr. Disc. Notes,
    Zero Coupon (until 01/15/99), 9.375%,
      01/15/04....................................       B1           6,500       5,638,750
  Metrocall, Inc.,
    Sr. Sub. Notes,
    10.375%, 10/01/07.............................       B3           5,500       4,730,000
  Omnipoint Corp., Sr. Notes,
    11.625%, 08/15/06.............................       B2           2,000       2,075,000
  Pagemart, Inc.,
    Zero Coupon (until 11/01/98), 12.25%,
      11/01/03....................................       NR           2,000       1,600,000
    Sr. Disc. Notes,
    Zero Coupon (until 02/01/00), 15.00%,
      02/01/05....................................       NR           6,500       4,468,750
  Paging Network, Inc.,
    Sr. Sub. Notes,
    10.125%, 08/01/07.............................       B2           5,250       5,355,000

                                      B23

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Rogers Cantel, Deb.,
    9.375%, 06/01/08..............................      Ba3       $   1,500  $    1,575,000
  Winstar Communications, Inc., Sr. Disc. Notes,
    Zero Coupon (until 10/15/00), 14.00%,
      10/15/05....................................       NR           5,850       3,583,125
                                                                             --------------
                                                                                 70,778,925
                                                                             --------------
TEXTILES -- 1.2%
  Dominion Textile (USA), Inc., Notes,
    9.25%, 04/01/06...............................      Ba2           3,500       3,556,875
  Polysindo Int'l Finance Co., Notes,
    11.375%, 06/15/06.............................      Ba3           1,500       1,638,750
                                                                             --------------
                                                                                  5,195,625
                                                                             --------------
TRANSPORTATION/AIRLINES -- 0.9%
  US Air, Inc., Series 89-A2,
    9.82%, 01/01/13...............................       B1           4,000       3,900,000
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.4%
  Ameritruck Distribution Corp., Sr. Sub. Notes,
    12.25%, 11/15/05..............................     B-(c)          1,740       1,744,350
                                                                             --------------
WASTE MANAGEMENT -- 0.7%
  Allied Waste North America, Inc., Sr. Sub.
    Notes,
    10.25%, 12/01/06..............................       B3           3,000       3,155,625
                                                                             --------------
TOTAL CORPORATE BONDS
  (cost $370,615,827)......................................................     379,893,954
                                                                             --------------

CONVERTIBLE BONDS -- 0.9%
TELECOMMUNICATIONS -- 0.9%
  Geotek Communications, Inc.,
    12.00%, 02/15/01
      (cost $2,000,000; purchased 03/05/96) (b)...      Caa           2,000       2,030,000
  GST Communications, Inc.,
    Sr. Disc. Notes
    Zero Coupon (until 12/15/00), 13.875%,
      12/15/05....................................       NR             650         513,500
  Winstar Communications, Inc.,
    Sr. Disc. Notes,
    Zero Coupon (until 10/15/00), 14.00%,
      10/15/05....................................       NR           2,025       1,458,000
                                                                             --------------
TOTAL CONVERTIBLE BONDS
  (cost $3,413,622)........................................................       4,001,500
                                                                             --------------

PREFERRED STOCKS -- 1.6%                               SHARES
                                                    -------------
  Cablevision Systems Corp., Series H, PIK........         11,579       1,082,678
    Series L, PIK.................................            299       2,683,166
  Silgan Holdings, Inc., PIK......................         28,870       3,089,090
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $7,100,626)..............................................       6,854,934
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (A) -- 0.1%                              SHARES         (NOTE 2)

                                                    -------------  --------------
  Dr. Pepper Bottling Holdings, Inc., (Class 'B'
    Stock)........................................          5,807  $       58,070
  Loehmann's Holdings, Inc........................          4,403         101,269
  PM Holdings Corp................................          1,103         386,050
  Pagemart Nationwide, Inc........................         13,125          91,875
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $5,226)..................................................         637,264
                                                                   --------------

COMMON TRUST UNITS -- 0.1%                              UNITS
                                                    -------------
  PSF Hldgs., LLC, (cost $757,452; purchased
    11/21/96) (b).................................         22,025         594,675
                                                                   --------------
WARRANTS (A) -- 0.3%
  American Telecasting, Inc., expiring 08/10/00...          6,500          39,000
  CellNet Data System, Inc., expiring 06/15/05
    (cost $0; purchased 06/06/95 &
    11/17/95) (b).................................         17,000             170
  Cellular Communications Int'l, Inc., expiring
    08/15/03......................................          4,375               0
  Clearnet Communications, Inc., expiring
    09/15/05......................................         26,202         189,964
  Coinstar, Inc., expiring 10/1/06 (cost $0;
    purchased 10/17/96) (b).......................            900               9
  Foamex - JPS Automotive, expiring 07/1/99.......          2,000          50,000
  ICG Communications, expiring 09/15/05...........         20,790         270,270
  Interact Systems, Inc., expiring 08/1/03........          4,400               0
  Intercel, Inc., expiring 02/1/06................          6,720          47,040
  Intermedia Communications of Florida, Inc.,
    expiring 06/1/00 (cost $0; purchased
    05/25/95) (b).................................          3,000         105,000
  International Wireless Commerce, expiring
    08/15/01......................................          2,600              26
  Ionica PLC, expiring 08/15/06...................          4,000         440,000
  Nextel Comm,
    expiring 12/15/98.............................          1,543              15
    expiring 04/25/99.............................          2,250              23
  Pagemart, Inc., expiring 11/1/03................          9,200          46,000
  People's Choice TV Corp., expiring 06/1/00......          3,500           3,500
  President Riverboat Casinos, expiring
    09/30/99......................................         22,075             221
  Sterling Chemical Holdings, Inc., expiring
    08/15/08......................................            560          19,600
                                                                   --------------
TOTAL WARRANTS...................................................       1,210,838
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $381,892,753)............................................     393,193,165
                                                                   --------------
                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS -- 7.8%                          (000)
                                                    -------------
REPURCHASE AGREEMENT -- 7.3%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................  $      31,450      31,450,000
                                                                   --------------

                                      B24

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)                      (000)         (NOTE 2)
                                                    -------------  --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.5%
  U.S. Treasury Bills,
    4.85%, 03/06/97...............................  $       2,000  $    1,982,640
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $33,433,025).............................................      33,432,640
                                                                   --------------
TOTAL INVESTMENTS -- 98.6%
  (cost $415,325,778; Note 6)....................................     426,625,805
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%....................
                                                                        6,241,070
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  432,866,875
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:
    LLC                 Limited
                        Liability
                        Company
    L.P.                Limited Partnership
    M.T.N.              Medium Term Note
    NR                  Not Rated by Moody's or Standard & Poor's
    PIK                 Payment in Kind securities
(a) PLC Non-income Public Limited Company (British Corporation) producing security.
(b) Indicates a restricted security; the aggregate cost of such securities is $11,929,912. The aggregate value is $13,152,686 and is approximately 3.0% of net assets.
(c)        Standard & Poor's Rating.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B25

                             STOCK INDEX PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 96.8%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 2.4%
  AlliedSignal, Inc...............................         77,300  $    5,179,100
  Boeing Co.......................................         98,028      10,427,728
  General Dynamics Corp...........................         17,400       1,226,700
  Lockheed Martin Corp............................         54,149       4,954,633
  McDonnell Douglas Corp..........................         57,300       3,667,200
  Northrop Grumman Corp...........................         15,300       1,266,075
  Raytheon Co.....................................         62,800       3,022,250
  Rockwell International Corp. (a)................         59,000       3,591,625
  United Technologies Corp........................         65,800       4,342,800
                                                                   --------------
                                                                       37,678,111
                                                                   --------------
AIRLINES -- 0.3%
  AMR Corp. (a)...................................         25,000       2,203,125
  Delta Air Lines, Inc............................         20,900       1,481,287
  Southwest Airlines Co...........................         39,600         876,150
  USAir Group, Inc. (a)...........................         16,100         376,337
                                                                   --------------
                                                                        4,936,899
                                                                   --------------
ALUMINUM -- 0.4%
  Alcan Aluminum, Ltd.............................         62,050       2,086,431
  Aluminum Co. of America.........................         46,500       2,964,375
  Reynolds Metals Co..............................         17,200         969,650
                                                                   --------------
                                                                        6,020,456
                                                                   --------------
AUTOS - CARS & TRUCKS -- 2.1%
  Chrysler Corp...................................        197,400       6,514,200
  Cummins Engine Co., Inc.........................         11,200         515,200
  Dana Corp.......................................         26,900         877,612
  Echlin, Inc.....................................         16,600         524,975
  Ford Motor Co...................................        322,100      10,266,937
  General Motors Corp.............................        204,900      11,423,175
  Genuine Parts Co................................         33,150       1,475,175
  Johnson Controls, Inc...........................         11,100         919,912
  Navistar International Corp. (a)................         20,500         187,062
  Safety Kleen Corp...............................         17,450         285,744
                                                                   --------------
                                                                       32,989,992
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 7.3%
  Banc One Corp...................................        117,694       5,060,842
  Bank of Boston Corp.............................         40,600       2,608,550
  Bank of New York Company, Inc...................        105,800       3,570,750
  BankAmerica Corp................................         97,448       9,720,438
  Bankers Trust NY Corp...........................         22,000       1,897,500
  Barnett Banks, Inc..............................         52,900       2,175,512
  Boatmen's Bancshares, Inc.......................         41,800       2,696,100
  Chase Manhattan Corp............................        119,147      10,633,870
  Citicorp........................................        129,500      13,338,500
  Comerica, Inc...................................         30,700       1,607,912
  CoreStates Financial Corp.......................         60,100       3,117,687
  First Bank System, Inc..........................         37,600       2,566,200
  First Chicago NBD Corp..........................         88,315       4,746,931
  First Union Corp................................         76,525       5,662,850
  Fleet Financial Group, Inc......................         71,100       3,546,112
  Golden West Financial Corp......................         15,000         946,875
  Great Western Financial Corp....................         37,100       1,075,900
  H.F. Ahmanson & Co..............................         29,400         955,500
  J.P. Morgan & Co., Inc..........................         50,250       4,905,656
  KeyCorp.........................................         62,600       3,161,300
  Mellon Bank Corp................................         34,550       2,453,050
  NationsBank Corp................................         78,139       7,638,087
  Norwest Corp....................................         99,100       4,310,850
  PNC Bank Corp...................................         90,800       3,416,350
  Suntrust Banks, Inc.............................         59,500       2,930,375
  U.S. Bancorp....................................         42,100       1,891,869

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Wachovia Corp...................................         44,900  $    2,536,850
  Wells Fargo & Co................................         25,266       6,815,503
                                                                   --------------
                                                                      115,987,919
                                                                   --------------
BEVERAGES -- 3.7%
  Adolph Coors Co. (Class 'B' Stock)..............          9,500         180,500
  Anheuser-Busch Companies, Inc...................        135,800       5,432,000
  Brown-Forman Corp. (Class 'B' Stock)............         19,500         892,125
  Coca-Cola Co....................................        676,000      35,574,500
  PepsiCo, Inc....................................        423,200      12,378,600
  Seagram Co., Ltd................................        101,100       3,917,625
                                                                   --------------
                                                                       58,375,350
                                                                   --------------
CHEMICALS -- 2.2%
  Air Products & Chemicals, Inc...................         30,000       2,073,750
  Dow Chemical Co.................................         65,700       5,149,237
  E.I. du Pont de Nemours & Co....................        152,600      14,401,625
  Eastman Chemical Co.............................         20,600       1,138,150
  FMC Corp. (a)...................................         10,600         743,325
  Hercules, Inc...................................         28,400       1,228,300
  Monsanto Co.....................................        160,500       6,239,437
  Nalco Chemical Co...............................         17,500         632,187
  Rohm & Haas Co..................................         17,900       1,461,087
  Sigma-Aldrich Corp..............................         13,600         849,150
  Union Carbide Corp..............................         34,500       1,410,187
                                                                   --------------
                                                                       35,326,435
                                                                   --------------
CHEMICALS - SPECIALTY -- 0.5%
  Engelhard Corp..................................         39,075         747,309
  Great Lakes Chemical Corp.......................         17,400         813,450
  Morton International, Inc.......................         39,500       1,609,625
  Praxair, Inc....................................         42,000       1,937,250
  Raychem Corp....................................         11,900         953,487
  W.R. Grace & Co.................................         25,000       1,293,750
                                                                   --------------
                                                                        7,354,871
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  CUC International, Inc. (a).....................        108,925       2,586,969
  Deluxe Corp.....................................         21,100         691,025
  Dun & Bradstreet Corp...........................         47,460       1,127,175
  John H. Harland Co..............................          8,200         270,600
  Moore Corp., Ltd................................         26,800         546,050
                                                                   --------------
                                                                        5,221,819
                                                                   --------------
COMPUTER SERVICES -- 5.2%
  3Com Corp. (a)..................................         46,800       3,433,950
  Amdahl Corp. (a)................................         33,100         401,337
  Autodesk, Inc...................................         13,900         389,200
  Automatic Data Processing, Inc..................         79,000       3,387,125
  Bay Networks, Inc. (a)..........................         51,300       1,070,887
  Cabletron Systems, Inc. (a).....................         42,600       1,416,450
  Ceridian Corp. (a)..............................         19,800         801,900
  Cisco Systems, Inc. (a).........................        176,200      11,210,725
  COMPAQ Computer Corp. (a).......................         73,400       5,449,950
  Computer Associates International, Inc..........         98,962       4,923,359
  Computer Sciences Corp. (a).....................         20,500       1,683,562
  EMC Corp. (a)...................................         64,400       2,133,250
  First Data Corp.................................        122,300       4,463,950
  Intergraph Corp. (a)............................         11,300         115,825
  Microsoft Corp. (a).............................        324,900      26,844,862
  Novell, Inc. (a)................................         92,500         875,859
  Oracle Corp. (a)................................        179,025       7,474,294
  Seagate Technology, Inc. (a)....................         68,100       2,689,950

                                      B26

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Silicon Graphics, Inc. (a)......................         47,600  $    1,213,800
  Sun Microsystems, Inc. (a)......................         98,800       2,537,925
  Tandem Computers, Inc. (a)......................         32,900         452,375
                                                                   --------------
                                                                       82,970,535
                                                                   --------------
CONSTRUCTION -- 0.2%
  Fluor Corp......................................         23,000       1,443,250
  Foster Wheeler Corp.............................         10,400         386,100
  Kaufman & Broad Home Corp.......................          8,366         107,712
  Owens Corning...................................         13,200         562,650
  Pulte Corp......................................          5,900         181,425
                                                                   --------------
                                                                        2,681,137
                                                                   --------------
CONTAINERS -- 0.2%
  Ball Corp.......................................          8,100         210,600
  Bemis Co., Inc..................................         14,200         523,625
  Crown Cork & Seal Co., Inc......................         34,400       1,870,500
                                                                   --------------
                                                                        2,604,725
                                                                   --------------
COSMETICS & SOAPS -- 2.4%
  Alberto Culver Co. (Class 'B' Stock)............          7,000         336,000
  Avon Products, Inc..............................         36,100       2,062,212
  Clorox Co.......................................         13,900       1,395,212
  Colgate Palmolive Co............................         41,600       3,837,600
  Gillette Co.....................................        121,000       9,407,750
  International Flavors & Fragrances, Inc.........         30,300       1,363,500
  Procter & Gamble Co.............................        185,252      19,914,590
                                                                   --------------
                                                                       38,316,864
                                                                   --------------
DIVERSIFIED GAS -- 0.2%
  Ashland, Inc....................................         18,000         789,750
  Coastal Corp....................................         28,000       1,368,500
  Eastern Enterprises.............................          5,100         180,412
  ENSERCH Corp....................................         19,000         437,000
  NICOR, Inc......................................         14,100         504,075
  ONEOK, Inc......................................          6,400         192,000
                                                                   --------------
                                                                        3,471,737
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 3.2%
  Alco Standard Corp..............................         36,176       1,867,586
  Avery Dennison Corp.............................         29,200       1,032,950
  Dell Computer Corp. (a).........................         48,600       2,581,875
  Hewlett-Packard Co..............................        276,200      13,879,050
  Honeywell, Inc..................................         35,900       2,360,425
  International Business Machines Corp............        141,100      21,306,100
  Pitney Bowes, Inc...............................         40,700       2,218,150
  Unisys Corp. (a)................................         46,100         311,175
  Xerox Corp......................................         88,246       4,643,946
                                                                   --------------
                                                                       50,201,257
                                                                   --------------
DRUGS AND HOSPITAL SUPPLIES -- 9.1%
  Abbott Laboratories.............................        210,700      10,693,025
  Allergan, Inc...................................         18,600         662,625
  ALZA Corp. (a)..................................         23,500         608,062
  American Home Products Corp.....................        173,400      10,165,575
  Amgen, Inc. (a).................................         72,000       3,915,000
  Bausch & Lomb, Inc..............................         15,600         546,000
  Baxter International, Inc.......................         74,200       3,042,200
  Becton, Dickinson & Co..........................         33,300       1,444,387
  Biomet, Inc.....................................         29,900         452,237
  Boston Scientific Corp. (a).....................         48,700       2,922,000
  Bristol-Myers Squibb Co.........................        135,840      14,772,600
  C.R. Bard, Inc..................................         14,400         403,200
  Eli Lilly & Co..................................        149,800      10,935,400

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Johnson & Johnson...............................        364,000  $   18,109,000
  Mallinckrodt, Inc...............................         20,600         908,975
  Medtronic, Inc..................................         65,100       4,426,800
  Merck & Co., Inc................................        327,750      25,974,187
  Pfizer, Inc.....................................        176,800      14,652,300
  Pharmacia & Upjohn, Inc.........................        138,225       5,477,166
  Schering-Plough Corp............................        100,300       6,494,425
  St. Jude Medical, Inc. (a)......................         22,600         963,325
  United States Surgical Corp.....................         17,500         689,062
  Warner-Lambert Co...............................         73,800       5,535,000
                                                                   --------------
                                                                      143,792,551
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.3%
  Applied Materials, Inc. (a).....................         52,100       1,872,344
  W.W. Grainger, Inc..............................         14,600       1,171,650
  Westinghouse Electric Corp......................        113,200       2,249,850
                                                                   --------------
                                                                        5,293,844
                                                                   --------------
ELECTRONICS -- 3.8%
  Advanced Micro Devices, Inc. (a)................         37,300         960,475
  AMP, Inc........................................         59,144       2,269,651
  Apple Computer, Inc.............................         32,900         686,787
  Data General Corp. (a)..........................          9,000         130,500
  Digital Equipment Corp. (a).....................         41,800       1,520,475
  EG&G, Inc.......................................         11,800         237,475
  Emerson Electric Co.............................         61,000       5,901,750
  Harris Corp.....................................         10,900         748,012
  Intel Corp......................................        223,000      29,199,062
  LSI Logic Corp. (a).............................         35,600         952,300
  Micron Technology, Inc..........................         56,000       1,631,000
  Motorola, Inc...................................        161,300       9,899,787
  National Semiconductor Corp. (a)................         37,100         904,312
  Perkin-Elmer Corp...............................         11,400         671,175
  Tandy Corp......................................         16,665         733,260
  Tektronix, Inc..................................          8,600         440,750
  Texas Instruments, Inc..........................         51,300       3,270,375
  Thomas & Betts Corp.............................         14,400         639,000
                                                                   --------------
                                                                       60,796,146
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.1%
  Laidlaw, Inc. (Class 'B' Stock).................         84,400         970,600
                                                                   --------------
FINANCIAL SERVICES -- 3.2%
  American Express Co.............................        128,900       7,282,850
  Beneficial Corp.................................         14,400         912,600
  Dean Witter Discover & Co.......................         43,545       2,884,856
  Federal Home Loan Mortgage Corp.................         48,750       5,368,594
  Federal National Mortgage Association...........        296,000      11,026,000
  Fifth Third Bancorp.............................         28,400       1,783,875
  Green Tree Financial Corp.......................         36,800       1,421,400
  H & R Block, Inc................................         28,400         823,600
  Household International , Inc...................         25,900       2,389,275
  MBIA, Inc.......................................         11,700       1,184,625
  MBNA Corp.......................................         60,250       2,500,375
  Merrill Lynch & Co., Inc........................         45,400       3,700,100
  Morgan Stanley Group, Inc.......................         41,100       2,347,837
  National City Corp..............................         59,800       2,683,525
  Republic New York Corp..........................         15,000       1,224,375
  Salomon, Inc....................................         29,800       1,404,325
  Transamerica Corp...............................         17,800       1,406,200
                                                                   --------------
                                                                       50,344,412
                                                                   --------------
FOODS -- 4.1%
  Archer-Daniels-Midland Co.......................        146,698       3,227,356
  Campbell Soup Co................................         60,500       4,855,125

                                      B27

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  ConAgra, Inc....................................         65,200  $    3,243,700
  CPC International, Inc..........................         39,200       3,038,000
  Fleming Companies, Inc..........................          9,400         162,150
  General Mills, Inc..............................         42,100       2,668,087
  Giant Food, Inc. (Class 'A' Stock)..............         15,500         534,750
  H.J. Heinz & Co.................................         99,550       3,558,912
  Hershey Foods Corp..............................         42,600       1,863,750
  Kellogg Co......................................         56,800       3,727,500
  Philip Morris Companies, Inc....................        220,800      24,867,600
  Pioneer Hi-Bred International, Inc..............         22,500       1,575,000
  Quaker Oats Co..................................         37,000       1,410,625
  Ralston Purina Company..........................         29,340       2,152,822
  Sara Lee Corp...................................        132,200       4,924,450
  Sysco Corp......................................         47,900       1,562,737
  W. M. Wrigley, Jr. Co...........................         31,100       1,749,375
                                                                   --------------
                                                                       65,121,939
                                                                   --------------
FOREST PRODUCTS -- 1.5%
  Boise Cascade Corp..............................         12,986         412,305
  Champion International Corp.....................         26,600       1,150,450
  Georgia-Pacific Corp............................         24,600       1,771,200
  International Paper Co..........................         81,534       3,291,935
  James River Corp. of Virginia...................         23,000         761,875
  Kimberly-Clark Corp.............................         76,594       7,295,578
  Louisiana-Pacific Corp..........................         29,800         629,525
  Mead Corp.......................................         13,700         796,312
  Potlatch Corp...................................          8,700         374,100
  Stone Container Corp............................         28,566         424,919
  Temple Inland, Inc..............................         14,400         779,400
  Union Camp Corp.................................         18,900         902,475
  Westvaco Corp...................................         27,300         784,875
  Weyerhaeuser Co.................................         54,000       2,558,250
  Willamette Industries, Inc......................         15,000       1,044,375
                                                                   --------------
                                                                       22,977,574
                                                                   --------------
GAS PIPELINES -- 0.5%
  Columbia Gas System, Inc........................         15,300         973,462
  Consolidated Natural Gas Co.....................         25,900       1,430,975
  El Paso Natural Gas Co..........................          4,259         215,100
  Enron Corp......................................         68,900       2,971,312
  NorAm Energy Corp...............................         35,700         548,887
  Peoples Energy Corp.............................          9,700         328,587
  Williams Companies, Inc.........................         42,300       1,586,250
                                                                   --------------
                                                                        8,054,573
                                                                   --------------
HOSPITAL MANAGEMENT -- 0.8%
  Beverly Enterprises, Inc. (a)...................         24,200         308,550
  Columbia/HCA Healthcare Corp....................        182,698       7,444,943
  Guidant Corp....................................         13,000         741,000
  Humana, Inc. (a)................................         43,500         831,937
  Manor Care, Inc.................................         15,850         427,950
  Service Corp. International.....................         64,400       1,803,200
  Shared Medical Systems Corp.....................          7,100         349,675
  Tenet Healthcare Corp. (a)......................         57,600       1,260,000
                                                                   --------------
                                                                       13,167,255
                                                                   --------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc.................         10,900         757,550
  Centex Corp.....................................          9,200         346,150
  Fleetwood Enterprises, Inc......................          9,500         261,250
  Lowe's Companies, Inc...........................         47,700       1,693,350
  Masco Corp......................................         44,000       1,584,000
  Maytag Corp.....................................         28,300         558,925
  Stanley Works...................................         25,600         691,200

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Tupperware Corporation..........................         16,300  $      874,087
  Whirlpool Corp..................................         20,300         946,487
                                                                   --------------
                                                                        7,712,999
                                                                   --------------
INSURANCE -- 4.0%
  Aetna Inc.......................................         41,512       3,320,960
  Alexander & Alexander Services, Inc.............         10,400         180,700
  Allstate Corp...................................        120,994       7,002,528
  American General Corp...........................         55,300       2,260,387
  American International Group, Inc...............        127,337      13,784,230
  Aon Corp........................................         28,700       1,782,987
  Chubb Corp......................................         49,400       2,655,250
  CIGNA Corp......................................         20,500       2,800,812
  General Re Corp.................................         22,250       3,509,937
  ITT Hartford Group, Inc. (a)....................         32,300       2,180,250
  Jefferson-Pilot Corp............................         18,575       1,051,809
  Lincoln National Corp...........................         27,600       1,449,000
  Marsh & McLennan Companies, Inc.................         19,500       2,028,000
  MGIC Investment Corp............................         17,400       1,322,400
  Providian Corp..................................         25,800       1,325,475
  SAFECO Corp.....................................         33,400       1,317,213
  St. Paul Companies, Inc.........................         23,400       1,371,825
  Torchmark Corp..................................         18,700         944,350
  Travelers Group, Inc............................        174,594       7,922,203
  United Healthcare Corp..........................         50,600       2,277,000
  UNUM Corp.......................................         20,000       1,445,000
  USF&G Corp......................................         32,400         676,350
  USLIFE Corp.....................................          8,500         282,625
                                                                   --------------
                                                                       62,891,291
                                                                   --------------
LEISURE -- 1.1%
  Brunswick Corp..................................         28,100         674,400
  Harrah's Entertainment, Inc. (a)................         26,650         529,669
  Hasbro, Inc.....................................         23,600         917,450
  King World Productions, Inc. (a)................         10,550         389,031
  Mattel, Inc.....................................         74,581       2,069,623
  Walt Disney Co..................................        184,267      12,829,590
                                                                   --------------
                                                                       17,409,763
                                                                   --------------
LODGING -- 0.6%
  HFS, Inc........................................         35,900       2,145,025
  Hilton Hotels Corp..............................         74,700       1,951,538
  Loews Corp......................................         31,500       2,968,875
  Marriott International, Inc.....................         35,300       1,950,325
                                                                   --------------
                                                                        9,015,763
                                                                   --------------
MACHINERY -- 1.1%
  Briggs & Stratton Corp..........................          7,700         338,800
  Case Corp.......................................         20,000       1,090,000
  Caterpillar, Inc................................         51,600       3,882,900
  Cincinnati Milacron, Inc........................         11,000         240,625
  Cooper Industries, Inc..........................         28,600       1,204,775
  Deere & Co......................................         69,500       2,823,438
  Dover Corp......................................         31,000       1,557,750
  Eaton Corp......................................         21,400       1,492,650
  Giddings & Lewis, Inc...........................          6,900          88,838
  Harnischfeger Industries, Inc...................         12,800         616,000
  Ingersoll-Rand Co...............................         29,900       1,330,550
  PACCAR, Inc.....................................         10,830         736,440
  Parker-Hannifin Corp............................         21,050         815,688
  Snap-On, Inc....................................         17,500         623,438
  Timken Co.......................................          8,300         380,763
                                                                   --------------
                                                                       17,222,655
                                                                   --------------

                                      B28

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
MEDIA -- 1.8%
  Comcast Corp. (Special Class 'A' Stock).........         85,900  $    1,530,094
  Dow Jones & Co., Inc............................         26,500         897,688
  Gannett Co., Inc................................         38,200       2,860,225
  Interpublic Group of Companies, Inc.............         21,200       1,007,000
  Knight-Ridder, Inc..............................         25,800         986,850
  McGraw-Hill, Inc................................         27,200       1,254,600
  Meredith Corp...................................          7,000         369,250
  New York Times Co. (Class 'A' Stock)............         26,800       1,018,400
  R. R. Donnelley & Sons Co.......................         41,300       1,295,788
  Tele-Communications, Inc. (Series 'A'
    Stock) (a)....................................        176,800       2,309,450
  Time Warner, Inc................................        154,440       5,791,500
  Times Mirror Co. (Class 'A' Stock)..............         28,200       1,402,950
  Tribune Co......................................         16,100       1,269,888
  US West Media Group (a).........................        169,300       3,132,050
  Viacom, Inc. (Class 'B' Stock) (a)..............         95,967       3,346,849
                                                                   --------------
                                                                       28,472,582
                                                                   --------------
MINERAL RESOURCES -- 0.9%
  ASARCO, Inc.....................................         12,200         303,475
  Barrick Gold Corporation........................         96,400       2,771,500
  Battle Mountain Gold Co.........................         59,000         405,625
  Burlington Resources, Inc.......................         34,300       1,727,863
  Cyprus Amax Minerals Co.........................         25,400         593,725
  Echo Bay Mines, Ltd.............................         37,200         246,450
  Freeport-McMoRan Copper & Gold, Inc. (Class 'B'
    Stock)........................................         51,700       1,544,538
  Homestake Mining Co.............................         42,000         598,500
  Inco, Ltd.......................................         46,100       1,469,438
  Newmont Mining Corp.............................         27,300       1,221,675
  Phelps Dodge Corp...............................         17,800       1,201,500
  Placer Dome, Inc................................         65,200       1,418,100
  Sante Fe Pacific Gold Corp......................         34,916         536,834
                                                                   --------------
                                                                       14,039,223
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 4.5%
  Browning-Ferris Industries, Inc.................         58,800       1,543,500
  Cognizant Corp..................................         46,460       1,533,180
  Crane Co........................................         11,850         343,650
  Ecolab, Inc.....................................         17,100         643,388
  General Electric Co.............................        449,200      44,414,650
  General Instrument Corp. (a)....................         36,900         797,963
  General Signal Corp.............................         13,962         596,876
  Illinois Tool Works, Inc........................         33,800       2,699,775
  ITT Corp. (a)...................................         31,200       1,353,300
  ITT Industries, Inc.............................         31,900         781,550
  Millipore Corp..................................         11,000         455,125
  NACCO Industries, Inc. (Class 'A' Stock)........          2,500         133,750
  Newport News Shipbuilding, Inc. (a).............          9,160         137,400
  Pall Corp.......................................         32,500         828,750
  PPG Industries Inc..............................         50,100       2,811,863
  Textron, Inc....................................         22,300       2,101,775
  Thermo Electron Corp. (a).......................         23,000         948,750
  Trinova Corp....................................          7,200         261,900
  TRW, Inc........................................         34,800       1,722,600
  Tyco International, Ltd.........................         42,200       2,231,325
  WMX Technologies, Inc...........................        132,300       4,316,288
                                                                   --------------
                                                                       70,657,358
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 2.0%
  American Greetings Corp. (Class 'A' Stock)......         20,600  $      584,525
  Black & Decker Corp.............................         23,500         707,938
  Corning, Inc....................................         62,800       2,904,500
  Eastman Kodak Co................................         91,000       7,302,750
  Jostens, Inc....................................          9,900         209,138
  Minnesota Mining & Manufacturing Co.............        113,300       9,389,738
  Polaroid Corp...................................         11,800         513,300
  Rubbermaid, Inc.................................         40,900         930,475
  Unilever N.V., ADR (United Kingdom).............         44,300       7,763,575
  Whitman Corp....................................         28,300         647,363
                                                                   --------------
                                                                       30,953,302
                                                                   --------------
PETROLEUM -- 8.0%
  Amerada Hess Corp...............................         25,200       1,458,450
  Amoco Corp......................................        135,030      10,869,915
  Atlantic Richfield Co...........................         43,785       5,801,513
  Chevron Corp....................................        178,000      11,570,000
  Exxon Corp......................................        337,400      33,065,200
  Kerr-McGee Corp.................................         13,200         950,400
  Louisiana Land & Exploration Co.................          9,300         498,713
  Mobil Corp......................................        106,900      13,068,525
  Occidental Petroleum Corp.......................         89,000       2,080,375
  PanEnergy Corp..................................         40,290       1,813,050
  Pennzoil Co.....................................         12,500         706,250
  Phillips Petroleum Co...........................         71,900       3,181,575
  Royal Dutch Petroleum Co., ADR (Netherlands)....        145,800      24,895,350
  Santa Fe Energy Resources, Inc. (a).............         22,970         318,709
  Sun Co., Inc....................................         19,000         463,125
  Tenneco, Inc....................................         45,800       2,066,725
  Texaco, Inc.....................................         71,700       7,035,563
  Union Pacific Resources Group, Inc..............         67,756       1,981,863
  Unocal Corp.....................................         67,500       2,742,188
  USX-Marathon Group..............................         78,100       1,864,638
                                                                   --------------
                                                                      126,432,127
                                                                   --------------
PETROLEUM SERVICES -- 1.0%
  Baker Hughes, Inc...............................         39,700       1,369,650
  Dresser Industries, Inc.........................         47,700       1,478,700
  Halliburton Co..................................         34,200       2,060,550
  Helmerich & Payne, Inc..........................          6,600         344,025
  McDermott International, Inc....................         13,700         227,763
  Oryx Energy Co. (a).............................         29,100         720,225
  Rowan Companies, Inc. (a).......................         25,400         574,675
  Schlumberger, Ltd...............................         67,200       6,711,600
  Sonat, Inc......................................         24,000       1,236,000
  Western Atlas, Inc. (a).........................         14,200       1,006,425
                                                                   --------------
                                                                       15,729,613
                                                                   --------------
RAILROADS -- 0.9%
  Burlington Northern, Inc........................         42,142       3,640,015
  Conrail Inc.....................................         16,534       1,647,200
  CSX Corp........................................         59,212       2,501,707
  Norfolk Southern Corp...........................         33,800       2,957,500
  Union Pacific Corp..............................         66,300       3,986,288
                                                                   --------------
                                                                       14,732,710
                                                                   --------------

                                      B29

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
RESTAURANTS -- 0.6%
  Darden Restaurants, Inc.........................         44,000  $      385,000
  McDonald's Corp.................................        189,100       8,556,775
  Wendy's International, Inc......................         33,700         690,850
                                                                   --------------
                                                                        9,632,625
                                                                   --------------
RETAIL -- 4.7%
  Albertson's, Inc................................         68,700       2,447,438
  American Stores Co..............................         40,100       1,639,088
  AutoZone, Inc. (a)..............................         23,000         632,500
  Charming Shoppes, Inc...........................         23,300         117,956
  Circuit City Stores, Inc........................         26,800         807,350
  CVS Corp........................................         28,700       1,187,463
  Dayton-Hudson Corp..............................         58,242       2,285,999
  Dillard Department Stores, Inc. (Class 'A'
    Stock)........................................         31,050         958,669
  Federated Department Stores, Inc. (a)...........         56,400       1,924,650
  Great Atlantic & Pacific Tea Co., Inc...........         10,100         321,938
  Harcourt General, Inc...........................         20,506         945,839
  Home Depot, Inc.................................        130,749       6,553,794
  J.C. Penney Co., Inc............................         62,200       3,032,250
  K mart Corp.....................................        128,900       1,337,338
  Kroger Co. (a)..................................         34,000       1,581,000
  Liz Claiborne, Inc..............................         19,300         745,463
  Longs Drug Stores, Inc..........................          6,200         304,575
  May Department Stores Co........................         68,300       3,193,025
  Mercantile Stores Co., Inc......................         10,200         503,625
  Newell Co.......................................         42,400       1,335,600
  Nike, Inc. (Class 'B' Stock)....................         78,000       4,660,500
  Nordstrom, Inc..................................         21,200         751,275
  Pep Boys-Manny, Moe & Jack......................         16,600         510,450
  Price/Costco, Inc. (a)..........................         53,666       1,348,358
  Reebok International, Ltd.......................         14,600         613,200
  Rite Aid Corp...................................         33,200       1,319,700
  Sears, Roebuck & Co.............................        107,100       4,939,988
  Sherwin-Williams Co.............................         23,400       1,310,400
  Stride Rite Corp................................         12,400         124,000
  Supervalu, Inc..................................         17,800         505,075
  The Gap, Inc....................................         76,700       2,310,588
  The Limited, Inc................................         72,448       1,331,232
  TJX Companies, Inc..............................         21,800       1,032,775
  Toys 'R' Us, Inc. (a)...........................         74,550       2,236,500
  Wal-Mart Stores, Inc............................        622,400      14,237,400
  Walgreen Co.....................................         67,600       2,704,000
  Winn Dixie Stores, Inc..........................         41,000       1,296,625
  Woolworth Corp..................................         34,900         763,438
                                                                   --------------
                                                                       73,851,064
                                                                   --------------
RUBBER -- 0.2%
  B.F. Goodrich Co................................         13,800         558,900
  Cooper Tire & Rubber Co.........................         23,200         458,200
  Goodyear Tire & Rubber Co.......................         43,000       2,209,125
                                                                   --------------
                                                                        3,226,225
                                                                   --------------
STEEL -- 0.3%
  Allegheny Teledyne, Inc.........................         48,380       1,112,740
  Armco, Inc. (a).................................         26,700         110,138
  Bethlehem Steel Corp. (a).......................         31,600         284,400
  Inland Steel Industries, Inc....................         12,000         240,000
  Nucor Corp......................................         23,900       1,218,900
  USX-U.S. Steel Group............................         23,740         744,843
  Worthington Industries, Inc.....................         23,600         427,750
                                                                   --------------
                                                                        4,138,771
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
TELECOMMUNICATIONS -- 4.5%
  Airtouch Communications, Inc. (a)...............        137,000  $    3,459,250
  Alltel Corp.....................................         51,400       1,612,675
  Ameritech Corp..................................        148,900       9,027,063
  Andrew Corp. (a)................................         15,975         847,673
  AT&T Corp.......................................        439,573      19,121,426
  DSC Communications Corp. (a)....................         32,000         572,000
  Frontier Corp...................................         23,000         520,375
  Lucent Technologies, Inc........................        173,760       8,036,400
  MCI Communications Corp.........................        187,000       6,112,563
  Northern Telecom, Ltd...........................         70,300       4,349,813
  SBC Communications, Inc.........................        163,600       8,466,300
  Scientific-Atlanta, Inc.........................         19,500         292,500
  Sprint Corp.....................................        117,200       4,673,350
  Tci Satellite Entertainment, Inc. (Class 'A'
    Stock) (a)....................................         17,080         168,665
  Tellabs, Inc. (a)...............................         48,400       1,821,050
  Worldcom Inc....................................        111,600       2,908,575
                                                                   --------------
                                                                       71,989,678
                                                                   --------------
TEXTILES -- 0.2%
  Fruit of the Loom, Inc. (Class 'A' Stock) (a)...         20,200         765,075
  National Service Industries, Inc................         12,500         467,188
  Russell Corp....................................         10,600         315,350
  Springs Industries, Inc.........................          6,400         275,200
  V.F. Corp.......................................         17,918       1,209,465
                                                                   --------------
                                                                        3,032,278
                                                                   --------------
TOBACCO -- 0.2%
  American Brands, Inc............................         46,700       2,317,488
  UST, Inc........................................         50,800       1,644,650
                                                                   --------------
                                                                        3,962,138
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Caliber System Inc..............................         11,600         223,300
  Consolidated Freightways, Inc. (a)..............          5,700          50,588
  Federal Express Corp. (a).......................         30,800       1,370,600
  Ryder System, Inc...............................         21,700         610,313
                                                                   --------------
                                                                        2,254,801
                                                                   --------------
UTILITY - COMMUNICATIONS -- 2.8%
  Bell Atlantic Corp..............................        119,100       7,711,725
  BellSouth Corp..................................        270,200      10,909,325
  GTE Corp........................................        260,520      11,853,660
  NYNEX Corp......................................        120,200       5,784,625
  Pacific Telesis Group...........................        116,200       4,270,350
  U S West Communications, Inc....................        130,900       4,221,525
                                                                   --------------
                                                                       44,751,210
                                                                   --------------
UTILITY - ELECTRIC -- 2.8%
  American Electric Power Co., Inc................         51,100       2,101,488
  Baltimore Gas & Electric Co.....................         39,250       1,049,938
  Carolina Power & Light Co.......................         41,400       1,511,100
  Central & South West Corp.......................         58,300       1,493,938
  CINergy Corp....................................         43,739       1,459,789
  Consolidated Edison Co. of NY, Inc..............         64,100       1,874,925
  Dominion Resources, Inc.........................         49,250       1,896,125
  DTE Energy Company..............................         38,500       1,246,438
  Duke Power Co...................................         55,100       2,548,375
  Edison International............................        117,200       2,329,350
  Entergy Corp....................................         63,900       1,773,225
  FPL Group, Inc..................................         49,300       2,267,800
  GPU, Inc........................................         31,600       1,062,550
  Houston Industries, Inc.........................         71,500       1,617,688

                                      B30

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Niagara Mohawk Power Corp.......................         35,700  $      352,538
  Northern States Power Co........................         18,200         834,925
  Ohio Edison Co..................................         42,200         960,050
  P P & L Resources, Inc..........................         43,800       1,007,400
  Pacific Enterprises.............................         23,800         722,925
  Pacific Gas & Electric Co.......................        111,400       2,339,400
  PacifiCorp......................................         79,500       1,629,750
  PECO Energy Co..................................         60,800       1,535,200
  Public Service Enterprise Group, Inc............         66,000       1,798,500
  Southern Co.....................................        181,600       4,108,700
  Texas Utilities Co..............................         60,129       2,450,257
  Unicom Corp.....................................         57,600       1,562,400
  Union Electric Company..........................         27,600       1,062,600
                                                                   --------------
                                                                       44,597,374
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $998,185,758)............................................   1,531,362,551
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS -- 3.6%                          (000)
                                                    -------------
U.S. GOVERNMENT OBLIGATION -- 0.2%
  US Treasury Bills,
    4.860%, 03/20/97 (b)..........................  $       2,550       2,523,659
REPURCHASE AGREEMENT -- 3.4%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................         53,762      53,762,000
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $56,285,493).............................................      56,285,659
TOTAL INVESTMENTS -- 100.4%
  (cost $1,054,471,251; Note 6)..................................   1,587,648,210
VARIATION MARGIN ON OPEN FUTURES CONTRACTS -- (0.1%) (C).........
                                                                         (937,100)
OTHER LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.3%).........................................      (5,330,803)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $1,581,380,307
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt

(a)          Non-income
             producing
             security.

(b)        Security segregated as collateral for futures contracts

(c) Open futures contracts as of December 31, 1996 are as follows:

 NUMBER OF                       EXPIRATION    VALUE AT         VALUE AT
 CONTRACTS          TYPE            DATE      TRADE DATE    DECEMBER 31, 1996   APPRECIATION
    129      S&P 500 Index         Mar 97    $47,304,050       $48,020,250        $716,200

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B31

                            EQUITY INCOME PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 96.7%
                                                                       VALUE
COMMON STOCKS -- 84.8%                                 SHARES         (NOTE 2)

                                                    -------------  --------------
AEROSPACE/DEFENSE -- 3.9%
  Newport News Shipbuilding, Inc. (a).............         50,260  $      753,900
  Northrop Grumman Corp...........................        388,600      32,156,650
  Thiokol Corp....................................        462,000      20,674,500
  United Industrial Corp..........................         31,700         186,238
                                                                   --------------
                                                                       53,771,288
AIRLINES -- 2.4%
  AMR Corp. (a)...................................        364,200      32,095,125
                                                                   --------------
ALUMINUM -- 0.3%
  Reynolds Metals Co..............................         71,586       4,035,661
                                                                   --------------
AUTOS - CARS & TRUCKS -- 3.3%
  Chrysler Corp...................................      1,248,034      41,185,122
  Ford Motor Co...................................        130,000       4,143,750
                                                                   --------------
                                                                       45,328,872
                                                                   --------------
CHEMICALS -- 2.4%
  Dow Chemical Co.................................        378,800      29,688,450
  Millenium Chemicals, Inc. (a)...................        144,998       2,573,714
                                                                   --------------
                                                                       32,262,164
                                                                   --------------
COMMERCIAL SERVICES -- 0.2%
  IMO Industries, Inc. (a)........................        434,600       1,358,125
  John H. Harland Co..............................         32,400       1,069,200
                                                                   --------------
                                                                        2,427,325
                                                                   --------------
COMPUTER HARDWARE -- 7.1%
  Amdahl Corp. (a)................................        800,000       9,700,000
  Digital Equipment Corp. (a).....................        319,100      11,607,263
  Intergraph Corp. (a)............................        607,700       6,228,925
  International Business Machines Corp............        459,100      69,324,100
                                                                   --------------
                                                                       96,860,288
                                                                   --------------
CONSUMER SERVICES -- 0.0%
  Petroleum Heat and Power, Inc. (Class 'A'
    Stock)........................................         47,300         301,538
                                                                   --------------
CONTAINERS -- 0.5%
  Stone Container Corp............................        435,400       6,476,575
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.0%
  Kuhlman Corp....................................        560,000      10,850,000
  Pacific Scientific Co...........................        185,700       2,089,125
                                                                   --------------
                                                                       12,939,125
                                                                   --------------
ELECTRONICS -- 4.3%
  Esterline Technologies Corp. (a)................        275,700       7,202,662
  Micron Technology, Inc..........................        451,000      13,135,375
  National Semiconductor Corp. (a)................        320,000       7,800,000
  Newport Corp....................................        297,700       2,642,087
  Texas Instruments, Inc..........................        429,000      27,348,750
                                                                   --------------
                                                                       58,128,874
                                                                   --------------
FINANCIAL SERVICES -- 10.2%
  A.G. Edwards, Inc...............................        211,000       7,094,875
  Bear Stearns Companies, Inc.....................        884,049      24,642,866
  Lehman Brothers Holdings, Inc...................      1,759,100      55,191,762
  Painewebber Group, Inc..........................        904,000      25,425,000
  Salomon, Inc....................................        560,000      26,390,000
                                                                   --------------
                                                                      138,744,503
                                                                   --------------
FOREST PRODUCTS -- 0.9%
  Fletcher Challenge, Ltd., ADR (Canada)..........         62,400       1,037,400
  Louisiana-Pacific Corp..........................         71,700       1,514,662

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Potlatch Corp...................................         81,500  $    3,504,500
  Rayonier, Inc...................................        149,900       5,752,412
                                                                   --------------
                                                                       11,808,974
                                                                   --------------
GAS DISTRIBUTION -- 0.8%
  KN Energy, Inc..................................        261,900      10,279,575
  Yankee Energy System, Inc.......................         30,400         649,800
                                                                   --------------
                                                                       10,929,375
                                                                   --------------
GAS PIPELINES -- 1.9%
  El Paso Natural Gas Co..........................         23,371       1,180,230
  PanEnergy Corp..................................        299,600      13,482,000
  Sonat, Inc......................................        206,300      10,624,450
                                                                   --------------
                                                                       25,286,680
                                                                   --------------
HOUSEHOLD PRODUCTS -- 1.1%
  Gibson Greetings, Inc. (a)......................        778,600      15,280,025
                                                                   --------------
HOUSING RELATED -- 1.0%
  Hanson, PLC, ADR (United Kingdom)...............      2,030,000      13,702,500
                                                                   --------------
INSURANCE -- 5.3%
  Alexander & Alexander Services, Inc.............        812,000      14,108,500
  Marsh & McLennan Companies, Inc.................        243,800      25,355,200
  Ohio Casualty Corp..............................        339,900      12,066,450
  SAFECO Corp.....................................        350,200      13,811,012
  Selective Insurance Group, Inc..................        198,800       7,554,400
                                                                   --------------
                                                                       72,895,562
                                                                   --------------
INTEGRATED PRODUCERS -- 4.0%
  Elf Aquitaine, ADR (France).....................      1,200,000      54,300,000
  Mobil Corp......................................            600          73,350
                                                                   --------------
                                                                       54,373,350
                                                                   --------------
LODGING -- 0.1%
  Homestead Village, Inc..........................         66,245       1,192,410
                                                                   --------------
MEDIA -- 3.4%
  Dun & Bradstreet Corp...........................        195,600       4,645,500
  Gannett Co., Inc................................        120,000       8,985,000
  Westinghouse Electric Corp......................      1,669,500      33,181,312
                                                                   --------------
                                                                       46,811,812
                                                                   --------------
MINERAL RESOURCES -- 0.4%
  Coeur D'Alene Mines Corp........................        194,678       2,944,505
  Echo Bay Mines, Ltd.............................        298,499       1,977,556
                                                                   --------------
                                                                        4,922,061
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.8%
  Tenneco, Inc....................................        251,300      11,339,913
                                                                   --------------
OIL SERVICES -- 1.9%
  McDermott International, Inc....................      1,571,400      26,124,525
                                                                   --------------
PETROLEUM -- 0.4%
  USX-Marathon Group..............................        230,600       5,505,575
                                                                   --------------
PETROLEUM SERVICES -- 0.3%
  Crestar Energy, Inc. (a)........................        200,000       4,304,998
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 17.1%
  Alexander Haagen Properties, Inc................        420,000       6,195,000
  Amli Residential Properties Trust...............        208,300       4,869,012
  Avalon Properties, Inc..........................        265,000       7,618,750
  Beacon Properties Corp..........................        184,800       6,768,300
  Bradley Real Estate, Inc........................        240,000       4,320,000
  CarrAmerica Realty Corp.........................         26,500         775,125
  Crescent Real Estate Equities, Inc..............        717,000      37,821,750
  Crown American Realty Trust.....................        675,100       5,063,250
  Equity Residential Properties Trust.............      1,188,800      49,038,000

                                      B32

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Gables Residential Trust........................        435,800  $   12,638,200
  Glimcher Realty Trust...........................        565,000      12,430,000
  Irvine Apartment Communities, Inc...............        392,000       9,800,000
  JDN Realty Corp.................................        293,200       8,099,650
  JP Realty, Inc..................................         84,000       2,173,500
  Kimco Realty Corp...............................         56,250       1,961,719
  Malan Realty Investors, Inc.....................        140,000       2,275,000
  Manufactured Home Communities, Inc..............        581,500      13,519,875
  Patriot American Hospitality, Inc...............        181,900       7,844,437
  Pennsylvania Real Estate Investment Trust.......         50,100       1,221,188
  Security Capital Pacific Trust..................        527,034      12,055,903
  Simon Debartolo Group, Inc......................        214,300       6,643,300
  Sunstone Hotel Investors, Inc...................        240,000       3,150,000
  Vornado Realty Trust............................        278,800      14,637,000
  Walden Residential Properties, Inc..............          5,000         124,375
  Weingarten Realty Investors.....................         62,500       2,539,063
                                                                   --------------
                                                                      233,582,397
                                                                   --------------
RETAIL -- 2.2%
  J.C. Penney Co., Inc............................        549,800      26,802,750
  K mart Corp. (a)................................        299,200       3,104,200
                                                                   --------------
                                                                       29,906,950
                                                                   --------------
STEEL -- 2.7%
  LTV Corp........................................         90,000       1,068,750
  USX-U.S. Steel Group............................      1,159,400      36,376,175
                                                                   --------------
                                                                       37,444,925
                                                                   --------------
TELECOMMUNICATIONS -- 0.5%
  Telefonos de Mexico SA (Class 'L' Stock), ADR
    (Mexico)......................................        198,000       6,534,000
                                                                   --------------
TEXTILES -- 0.8%
  Garan, Inc......................................          2,900          56,188
  Kellwood Co.....................................        518,900      10,378,000
  Oxford Industries, Inc..........................         34,500         828,000
                                                                   --------------
                                                                       11,262,188
                                                                   --------------
TOBACCO -- 1.6%
  RJR Nabisco Holdings Corp.......................        421,100      14,317,400
  UST, Inc........................................        218,600       7,077,175
                                                                   --------------
                                                                       21,394,575
                                                                   --------------
TRUCKING/SHIPPING -- 0.8%
  Alexander & Baldwin, Inc........................        287,750       7,193,750
  Yellow Corp.....................................        259,700       3,733,188
                                                                   --------------
                                                                       10,926,938
                                                                   --------------
UTILITIES - ELECTRICAL & GAS -- 0.8%
  British Gas, PLC, ADR (United Kingdom)..........        110,600       4,216,625
  TransCanada Pipelines, Ltd......................        389,600       6,818,000
                                                                   --------------
                                                                       11,034,625
                                                                   --------------
UTILITY - ELECTRIC -- 0.4%
  Centerior Energy Corp...........................         46,600         500,950
  Central Louisiana Electric Co...................          6,100         168,513
  Pacific Gas & Electric Co.......................        240,000       5,040,000
                                                                   --------------
                                                                        5,709,463
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $912,402,158)............................................   1,155,645,159
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
PREFERRED STOCKS -- 8.3%                               SHARES         (NOTE 2)
                                                    -------------  --------------
ALUMINUM -- 0.3%
  Kaiser Aluminum Corp. (Cum. Conv.)..............        319,900  $    3,598,875
                                                                   --------------
DRUGS & HOSPITAL SUPPLIES -- 0.6%
  U.S. Surgical Corp. (Cum. Conv.)................        208,300       7,967,475
                                                                   --------------
EXPLORATION & PRODUCTION -- 0.6%
  Parker & Parsley Capital, LLC (Cum. Conv.)......        118,800       7,796,250
                                                                   --------------
INSURANCE -- 0.4%
  Alexander & Alexander Services, Inc. (Cum.
    Conv.), Series A..............................        100,000       5,212,500
  USF&G Corp. (Conv. Ex.), Series A...............         10,900         555,900
                                                                   --------------
                                                                        5,768,400
                                                                   --------------
INTEGRATED OIL & GAS PRODUCERS -- 0.1%
  Unocal Corp. (Conv.) Series 6.25%...............         34,372       1,972,094
                                                                   --------------
MEDIA -- 1.9%
  Westinghouse Electric Corp. (Cum. Conv.), Series
    C.............................................      1,457,000      26,226,000
                                                                   --------------
NON-FERROUS METALS -- 0.2%
  Hecla Mining Co. (Cum. Conv.), Series B.........         60,000       2,640,000
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.1%
  Security Capital Pacific Trust (Cum. Conv.),
    Series A......................................         54,500       1,669,062
                                                                   --------------
RETAIL -- 0.9%
  Kmart Corp. (Cum. Conv.)........................        247,300      12,055,875
                                                                   --------------
STEEL & METALS -- 1.1%
  Bethlehem Steel Corp. (Cum. Conv.)..............        264,000      10,098,000
  USX Corp. (Cum. Conv.)..........................        114,600       5,085,375
                                                                   --------------
                                                                       15,183,375
                                                                   --------------
TEXTILES/APPAREL -- 0.3%
  Fieldcrest Cannon, Inc. (Cum. Conv.), Series
    A.............................................         85,000       3,336,250
                                                                   --------------
TOBACCO -- 1.5%
  RJR Nabisco Holdings Corp. (Conv.), Ser. C......      3,107,000      20,972,250
                                                                   --------------
OIL SERVICES -- 0.3%
  McDermott International, Inc. (Cum. Conv.),
    Series C......................................         88,000       3,388,000
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $109,734,121)............................................     112,573,906
                                                                   --------------
WARRANTS
LODGING
  Homestead Village, Inc.
  (cost $191,545).................................         44,442         361,091
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
CONVERTIBLE BONDS -- 1.4%                               (000)
                                                    -------------
EXPLORATION & PRODUCTION -- 0.2%
  Cross Timbers Oil Co.,
    5.250%, 11/01/03..............................  $       1,174       1,276,725
  Oryx Energy Co.,
    7.500%, 05/15/14..............................          1,760       1,707,200
                                                                   --------------
                                                                        2,983,925
                                                                   --------------

                                      B33

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
CONVERTIBLE BONDS (CONTINUED)                           (000)         (NOTE 2)
                                                    -------------  --------------
OIL SERVICES -- 0.3%
  Baker Hughes, Inc.,
    Zero Coupon, 05/05/08.........................  $       5,940  $    4,484,700
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.3%
  Alexander Haagen Properties, Inc., Series A,
    7.500%, 01/15/01..............................          1,600       1,483,000
  Malan Realty Investors, Inc.,
    9.500%, 07/15/04..............................          3,000       2,970,000
                                                                   --------------
                                                                        4,453,000
                                                                   --------------
RETAIL -- 0.6%
  Charming Shoppes, Inc.,
    7.500%, 07/15/06..............................          8,000       7,760,000
                                                                   --------------
TOTAL CONVERTIBLE BONDS
  (cost $19,020,457).............................................      19,681,625
                                                                   --------------
LONG-TERM BOND -- 2.2%
U.S. GOVERNMENT & AGENCY OBLIGATION
  US Treasury Note,
    6.750%, 08/15/26
  (cost $29,011,302)..............................         30,000      30,225,000
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,070,359,583)..........................................   1,318,486,781
                                                                   --------------

SHORT-TERM INVESTMENT -- 2.5%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97
      (cost $33,746,000) (Note 5).................         33,746      33,746,000
                                                                   --------------
TOTAL INVESTMENTS -- 99.2%
  (cost $1,104,105,583; Note 6)..................................   1,352,232,781
                                                                   --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%............................................      11,241,834
                                                                   --------------
TOTAL NET ASSETS -- 100%.........................................  $1,363,474,615
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    LLC                 Limited Liability Company
    PLC                 Public Limited Company (British Corporation)

(a)          Non-income
             producing
             security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B34

                                EQUITY PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 75.9%
                                                                       VALUE
COMMON STOCKS -- 75.3%                                 SHARES         (NOTE 2)

                                                    -------------  --------------
AUTOMOBILES & TRUCKS -- 3.8%
  Chrysler Corp...................................      3,927,820  $  129,618,060
  General Motors Corp.............................        700,000      39,025,000
  Navistar International Corp. (a)................        395,200       3,606,200
  PACCAR Inc......................................        139,700       9,499,600
                                                                   --------------
                                                                      181,748,860
                                                                   --------------
BANKS & FINANCIAL SERVICES -- 13.6%
  American Express Co.............................      2,200,000     124,300,000
  Associates First Capital Corp. (a)..............        139,300       6,146,613
  Bank of New York Co., Inc.......................      1,800,000      60,750,000
  BankAmerica Corp................................        550,000      54,862,500
  Chase Manhattan Corp............................        624,000      55,692,000
  Dean Witter Discover & Co.......................      1,600,000     106,000,000
  First America Bank Corp.........................        187,000      11,243,375
  Great Western Financial Corp....................      1,000,000      29,000,000
  Lehman Brothers Holdings, Inc...................        900,000      28,237,500
  Mellon Bank Corp................................        276,398      19,624,258
  Mercantile Bankshares Corp......................        279,600       8,947,200
  Morgan (J.P.) & Co., Inc........................        395,400      38,600,925
  NationsBank Corp................................        600,000      58,650,000
  Republic New York Corp..........................        225,000      18,365,625
  Salomon, Inc....................................        700,000      32,987,500
                                                                   --------------
                                                                      653,407,496
                                                                   --------------
CHEMICALS -- 1.0%
  Eastman Chemical Co.............................        466,550      25,776,887
  Wellman, Inc....................................        798,200      13,669,175
  Witco Corp......................................        268,800       8,198,400
                                                                   --------------
                                                                       47,644,462
                                                                   --------------
COMMERCIAL SERVICES -- 1.9%
  AAR Corp........................................        650,000      19,662,500
  American Standard Co., Inc. (a).................      1,050,000      40,162,500
  TRW Inc.........................................        694,400      34,372,800
                                                                   --------------
                                                                       94,197,800
                                                                   --------------
COMPUTER HARDWARE -- 5.1%
  Amdahl Corp. (a)................................      4,000,000      48,500,000
  Comdisco, Inc...................................      1,297,207      41,186,322
  Digital Equipment Corp. (a).....................      2,900,000     105,487,500
  Gerber Scientific, Inc..........................        419,800       6,244,525
  International Business Machines Corp............        300,000      45,300,000
                                                                   --------------
                                                                      246,718,347
                                                                   --------------
CONSTRUCTION & HOUSING -- 0.5%
  Centex Corp.....................................        600,000      22,575,000
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 5.1%
  Gibson Greetings Inc. (a).......................        750,000      14,718,750
  Loews Corp......................................      1,600,000     150,800,000
  RJR Nabisco Holdings Corp.......................      2,300,000      78,200,000
                                                                   --------------
                                                                      243,718,750
                                                                   --------------
ELECTRICAL EQUIPMENT
  Rexel, Inc. (a).................................        107,199       1,701,784
                                                                   --------------
ELECTRICAL POWER -- 1.2%
  American Electric Power
    Company Inc...................................        180,000       7,402,500
  GPU, Inc........................................        500,000      16,812,500
  Long Island Lighting Co.........................      1,541,400      34,103,475
                                                                   --------------
                                                                       58,318,475
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
ELECTRONICS -- 1.1%
  Harris Corp.....................................        300,000  $   20,587,500
  Texas Instruments, Inc..........................        500,000      31,875,000
                                                                   --------------
                                                                       52,462,500
                                                                   --------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
  NorAm Energy Corp...............................      1,300,000      19,987,500
                                                                   --------------
FOREST PRODUCTS -- 8.9%
  Georgia-Pacific Corp............................        900,000      64,800,000
  International Paper Co..........................      1,350,000      54,506,250
  James River Corp. of Virginia...................        560,000      18,550,000
  Kimberly-Clark Corp.............................        343,100      32,680,275
  Mead Corp.......................................        900,000      52,312,500
  Rayonier Inc....................................        125,000       4,796,875
  Temple-Inland Inc...............................        850,000      46,006,250
  Weyerhaeuser Co.................................      1,421,400      67,338,825
  Willamette Industries, Inc......................      1,250,000      87,031,250
                                                                   --------------
                                                                      428,022,225
                                                                   --------------
HOSPITALS -- 3.0%
  Foundation Health Corp. (a).....................      1,430,700      45,424,725
  Tenet Healthcare Corp. (a)......................      3,237,832      70,827,575
  Wellpoint Health Networks Inc...................        799,700      27,489,688
                                                                   --------------
                                                                      143,741,988
                                                                   --------------
INSURANCE -- 11.3%
  Alexander & Alexander Services, Inc.............      1,050,000      18,243,750
  American Financial Group Inc....................        303,700      11,464,675
  American General Corp...........................      1,000,000      40,875,000
  Chubb Corp......................................      2,206,400     118,594,000
  Citizens Corp...................................        700,000      15,750,000
  Old Republic International Corp.................      1,950,885      52,186,174
  Providian Corp..................................        340,500      17,493,187
  SAFECO Corp.....................................      1,600,000      63,100,000
  St. Paul Companies, Inc.........................        826,900      48,477,013
  The Equitable Companies, Inc....................      1,800,000      44,325,000
  Travelers Corp..................................      1,800,000      81,675,000
  Western National Corp...........................      1,624,300      31,267,775
                                                                   --------------
                                                                      543,451,574
                                                                   --------------
METALS-NON FERROUS -- 1.6%
  Aluminum Company of America.....................        600,000      38,250,000
  Amax Gold Inc. (a)..............................        131,342         837,305
  Cyprus Amax Minerals Co.........................      1,533,200      35,838,550
  Nord Resources Corp. (a)........................        130,500         570,938
                                                                   --------------
                                                                       75,496,793
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.1%
  American Water Works Co., Inc...................        270,000       5,568,750
  Worldtex, Inc. (a)..............................        107,199         951,391
                                                                   --------------
                                                                        6,520,141
                                                                   --------------
OIL & GAS EXPLORATION/PRODUCTION -- 6.0%
  Amerada Hess Corp...............................        325,000      18,809,375
  Atlantic Richfield Co...........................        400,000      53,000,000
  Elf Aquitaine, ADR (France).....................      2,424,433     109,705,593
  Occidental Petroleum Corp.......................      1,100,000      25,712,500
  Oryx Energy Co. (a).............................      1,600,000      39,600,000
  Total S.A., ADR (France)........................        738,365      29,719,191
  Union Texas Petroleum
    Holdings, Inc.................................        504,500      11,288,188
                                                                   --------------
                                                                      287,834,847
                                                                   --------------

                                      B35

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
RESTAURANTS -- 0.4%
  Darden Restaurants Inc..........................      2,500,000  $   21,875,000
                                                                   --------------
RETAIL -- 5.9%
  Dayton-Hudson Corp..............................        358,800      14,082,900
  Dillard Department Stores, Inc. (a).............      2,550,000      78,731,250
  K-Mart Corp. (a)................................      6,500,000      67,437,500
  Petrie Stores Corp..............................        540,000       1,451,250
  Tandy Corp......................................      1,382,900      60,847,600
  Toys 'R' Us Inc. (a)............................        854,000      25,620,000
  Waban, Inc. (a).................................      1,300,000      33,800,000
                                                                   --------------
                                                                      281,970,500
                                                                   --------------
STEEL -- 0.7%
  Bethlehem Steel Corp. (a).......................        500,000       4,500,000
  Birmingham Steel Corp...........................      1,468,400      27,899,600
  Carpenter Technology Corp.......................        100,000       3,662,500
                                                                   --------------
                                                                       36,062,100
                                                                   --------------
TELECOMMUNICATIONS -- 3.3%
  360 Communication Co............................         96,066       2,221,526
  AT&T Corp.......................................      1,600,000      69,600,000
  Loral Corp......................................      1,800,000      33,075,000
  Telefonica de Espana, SA, ADR (Spain)...........        800,000      55,400,000
                                                                   --------------
                                                                      160,296,526
                                                                   --------------
TRANSPORTATION -- 0.4%
  OMI Corp. (a)...................................      1,000,000       8,750,000
  Overseas Shipholding Group, Inc.................        600,000      10,200,000
                                                                   --------------
                                                                       18,950,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,545,705,536)..........................................   3,626,702,668
                                                                   --------------
PREFERRED STOCK -- 0.6%
DIVERSIFIED CONSUMER PRODUCTS -- 0.6%
  RJR Nabisco Holdings Corp., Conv. Pfd. Stock
    (cost $25,999,610)............................      4,000,000      27,000,000
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $2,571,705,146)..........................................   3,653,702,668
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS -- 23.8%                         (000)
                                                    -------------
CERTIFICATES OF DEPOSIT-YANKEE -- 2.7%
  Bank of Montreal
    5.45%, 01/07/97...............................  $      47,000      47,000,000
  Canadian Imperial Bank of Commerce
    5.41%, 01/31/97...............................         35,000      35,000,000
  Deutsche Bank
    5.37%, 01/21/97...............................         46,000      46,000,000
                                                                   --------------
                                                                      128,000,000
                                                                   --------------
COMMERCIAL PAPER -- 4.5%
  Aristar, Inc.,
    5.59%, 02/21/97...............................          6,615       6,563,642
  Ciba-Geigy Corp.,
    5.75%, 02/06/97...............................          2,000       1,988,820
  Countrywide Home Loan, Inc.,
    6.20%, 01/15/97...............................         11,000      10,975,372
    6.35%, 01/15/97...............................         18,000      17,958,725

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)                      (000)         (NOTE 2)
                                                    -------------  --------------

  Countrywide Home Loan, Inc.,
    5.58%, 01/21/97...............................  $      12,636  $   12,598,787
    5.35%, 01/21/97...............................          6,000       5,983,058
  Creditanstalt Finance Inc.,
    5.40%, 02/11/97...............................         20,000      19,880,000
  Engelhard Corp.,
    5.34%, 01/17/97...............................          5,000       4,988,875
    5.58%, 02/24/97...............................          1,000         991,785
  Finova Capital Corp.,
    5.55%, 01/13/97...............................          1,000         998,304
  General Motors Accept Corp.,
    5.72%, 01/31/97...............................          8,499       8,459,839
  GTE Corp.,
    5.50%, 01/14/97...............................          2,000       1,996,333
  Heller Financial, Inc.,
    5.57%, 01/13/97...............................          2,000       1,996,596
    5.57%, 01/14/97...............................          4,000       3,992,574
    5.75%, 01/16/97...............................          7,000       6,984,347
  Lehman Brothers Holdings, Inc.,
    6.70%, 01/07/97...............................         48,000      47,955,333
  Mitsubishi International Corp.,
    5.45%, 01/15/97...............................          3,000       2,994,096
    5.35%, 01/24/97...............................          2,000       1,993,461
  NYNEX Corp.,
    6.80%, 01/06/97...............................          5,000       4,996,222
    5.71%, 01/13/97...............................          5,000       4,991,276
  Preferred Receivables Funding Corp.,
    5.50%, 01/13/97...............................          2,990       2,984,975
    5.45%, 01/14/97...............................          1,000         998,183
    5.33%, 01/21/97...............................          2,639       2,631,576
    5.55%, 01/22/97...............................          2,613       2,604,943
    5.32%, 01/23/97...............................          7,800       7,775,794
  Rank Xerox Capital (Europe) PLC,
    5.65%, 01/16/97...............................          3,018       3,011,369
    5.50%, 01/17/97...............................         15,161      15,126,256
    5.35%, 01/21/97...............................          1,000         997,176
    5.65%, 01/21/97...............................          6,043       6,024,980
  Sonoco Products,
    5.45%, 01/14/97...............................          6,564       6,552,076
                                                                   --------------
                                                                      217,994,773
                                                                   --------------
REPURCHASE AGREEMENT -- 12.4%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................        599,921     599,921,000
                                                                   --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 4.2%
  Federal Home Loan Mortgage Corp.,
    5.24%, 02/14/97...............................         20,800      20,669,815
    5.225%, 02/28/97..............................         15,000      14,875,906
    5.27%, 03/17/97...............................         13,000      12,859,174
    5.26%, 06/20/97...............................          3,640       3,550,118
  Federal National Mortgage Assoc.,
    5.23%, 01/28/97...............................         14,040      13,986,968
    5.22%, 02/18/97...............................         20,800      20,658,248
    5.21%, 03/03/97...............................         21,205      21,020,870
    5.30%, 03/27/97...............................          8,000       7,900,720
    5.37%, 03/27/97...............................          8,320       8,215,751
    5.50%, 03/27/97...............................         10,600      10,468,455
    5.25%, 04/10/97...............................         22,000      21,685,583
    5.30%, 04/04/97...............................         20,800      20,520,448
    5.40%, 12/05/97...............................         10,000       9,986,992

                                      B36

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)                      (000)         (NOTE 2)
                                                    -------------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (CON'T)
  United States Treasury Notes,
    6.875%, 02/28/97..............................  $       3,900  $    3,909,750
    5.75%, 09/30/97...............................         12,000      12,025,527
                                                                   --------------
                                                                      202,334,325
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,148,242,455)..........................................   1,148,250,098
                                                                   --------------
TOTAL INVESTMENTS -- 99.7%
  (cost $3,719,947,601: Note 6)..................................   4,801,952,766
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%............................................      12,016,310
                                                                   --------------
TOTAL NET ASSETS -- 100%.........................................  $4,813,969,076
                                                                   --------------
                                                                   --------------

The following abbreviation is used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt

(a)          Non-income
             producing
             security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B37

                              PRUDENTIAL JENNISON

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 97.0%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 3.2%
  Boeing Co.......................................         68,600  $    7,297,325
                                                                   --------------
AIRLINES -- 2.2%
  AMR Corp. (a)...................................         37,600       3,313,500
  Continental Airlines, Inc. (a)..................         60,300       1,703,475
                                                                   --------------
                                                                        5,016,975
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 2.0%
  Chase Manhattan Corp............................         51,300       4,578,525
                                                                   --------------
BUSINESS SERVICES -- 4.8%
  Eagle River Interactive, Inc. (a)...............         84,600         666,225
  Manpower, Inc...................................         53,700       1,745,250
  Omnicom Group, Inc..............................         76,200       3,486,150
  Reuters Holdings PLC, ADR (United Kingdom)......         64,400       4,926,600
                                                                   --------------
                                                                       10,824,225
                                                                   --------------
COMMERCIAL SERVICES -- 1.7%
  CUC International, Inc. (a).....................        160,100       3,802,375
                                                                   --------------
COMPUTER SERVICES -- 14.8%
  3Com Corp. (a)..................................         74,100       5,437,087
  America Online, Inc. (a)........................         79,900       2,656,675
  Cisco Systems, Inc. (a).........................         86,200       5,484,475
  Computer Associates International, Inc..........         71,350       3,549,662
  Electronic Data Systems Corp....................         72,700       3,144,275
  First Data Corp.................................         62,746       2,290,229
  Microsoft Corp. (a).............................         68,500       5,659,812
  SAP AG, ADR (Germany)...........................         41,800       1,901,900
  Seagate Technology, Inc. (a)....................         86,800       3,428,600
                                                                   --------------
                                                                       33,552,715
                                                                   --------------
COMPUTER SYSTEMS -- 5.3%
  Dell Computer Corp. (a).........................         60,100       3,192,813
  Hewlett-Packard Co..............................        110,600       5,557,650
  International Business Machines Corp............         22,100       3,337,100
                                                                   --------------
                                                                       12,087,563
                                                                   --------------
DRUGS AND HOSPITAL SUPPLIES -- 11.1%
  Astra AB, ADR...................................         53,300       2,611,700
  Bristol-Myers Squibb Co.........................         30,700       3,338,625
  Chiron Corporation (a)..........................         29,800         555,025
  Eli Lilly & Co..................................         49,600       3,620,800
  Johnson & Johnson...............................         64,500       3,208,875
  Merck & Co., Inc................................         48,100       3,811,925
  Pfizer, Inc.....................................         53,700       4,450,387
  Smithkline Beecham PLC, UTS, ADR (United
    Kingdom)......................................         51,500       3,502,000
                                                                   --------------
                                                                       25,099,337
                                                                   --------------
ELECTRONICS -- 8.9%
  Intel Corp......................................         56,600       7,411,062
  International Rectifier Corp. (a)...............        184,700       2,816,675
  KLA Instruments Corp. (a).......................         49,600       1,760,800
  LSI Logic Corp. (a).............................        106,800       2,856,900
  Picturetel Corp. (a)............................         43,600       1,133,600

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Symbol Technologies, Inc. (a)...................         68,800  $    3,044,400
  Texas Instruments, Inc..........................         19,700       1,255,875
                                                                   --------------
                                                                       20,279,312
                                                                   --------------
FINANCIAL SERVICES -- 1.7%
  Federal National Mortgage Association...........         57,600       2,145,600
  MBNA Corp.......................................         19,500         809,250
  Schwab (Charles) Corp...........................         31,800       1,017,600
                                                                   --------------
                                                                        3,972,450
                                                                   --------------
FOOD & BEVERAGES -- 1.0%
  PepsiCo, Inc....................................         80,800       2,363,400
                                                                   --------------
FOREST PRODUCTS -- 1.7%
  Kimberly-Clark Corp.............................         40,000       3,810,000
                                                                   --------------
HOSPITAL MANAGEMENT -- 2.7%
  Healthsouth Rehablilitation (a).................         86,900       3,356,512
  PhyCor, Inc. (a)................................         99,900       2,834,662
                                                                   --------------
                                                                        6,191,174
                                                                   --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 2.4%
  Gillette Co.....................................         68,900       5,356,975
                                                                   --------------
INSURANCE -- 6.4%
  CIGNA Corp......................................         24,100       3,292,662
  MGIC Investment Corp............................         61,400       4,666,400
  Mutual Risk Management, Ltd.....................         77,966       2,884,742
  UNUM Corp.......................................         49,900       3,605,275
                                                                   --------------
                                                                       14,449,079
                                                                   --------------
LEISURE -- 2.7%
  Walt Disney Co..................................         86,600       6,029,525
                                                                   --------------
LODGING -- 1.6%
  Hilton Hotels Corp..............................        135,200       3,532,100
                                                                   --------------
MACHINERY -- 1.2%
  Harnischfeger Industries, Inc...................         57,100       2,747,938
                                                                   --------------
MEDIA -- 2.5%
  Clear Channel Communications, Inc. (a)..........         84,600       3,056,175
  Scholastic Corp. (a)............................         37,600       2,528,600
                                                                   --------------
                                                                        5,584,775
                                                                   --------------
PETROLEUM -- 0.9%
  Union Pacific Resources Group, Inc..............         73,300       2,144,025
                                                                   --------------
PETROLEUM SERVICES -- 1.7%
  Schlumberger, Ltd...............................         37,900       3,785,263
                                                                   --------------
RETAIL -- 7.9%
  AutoZone, Inc. (a)..............................         87,100       2,395,250
  Corporate Express, Inc. (a).....................         78,100       2,299,069
  Home Depot, Inc.................................         74,800       3,749,350
  Kohl's Corp. (a)................................         78,800       3,092,900
  Nike, Inc. (Class 'B' Stock)....................         40,700       2,431,825
  Saks Holdings, Inc. (a).........................         64,300       1,736,100
  The Gap, Inc....................................         71,300       2,147,913
                                                                   --------------
                                                                       17,852,407
                                                                   --------------

                                      B38

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
SOFTWARE -- 2.0%
  Intuit, Inc. (a)................................         93,600  $    2,948,400
  Macromedia Inc. (a).............................         82,600       1,486,800
                                                                   --------------
                                                                        4,435,200
                                                                   --------------
TELECOMMUNICATIONS -- 6.6%
  Ascend Communications, Inc. (a).................         39,100       2,429,088
  L.M. Ericsson Telephone Co. (Class 'B' Stock),
    ADR (Sweden)..................................        104,000       3,139,500
  Nokia AB Corp., ADR (Japan).....................         67,200       3,872,400
  Tellabs, Inc. (a)...............................         87,500       3,292,188
  Vodafone Group PLC, ADR (United Kingdom)........         53,500       2,213,563
                                                                   --------------
                                                                       14,946,739
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $194,081,558)............................................     219,739,402
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENT -- 4.7%                           (000)
                                                    -------------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97
    (cost $10,688,000) (Note 5)...................  $      10,688      10,688,000
                                                                   --------------
TOTAL INVESTMENTS -- 101.7%
  (cost $204,769,558; Note 6)....................................     230,427,402
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7%)..................
                                                                       (3,884,254)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  226,543,148
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    PLC                 Public Limited Company (British Corporation)
    UTS                 Unit Trust Shares

(a)          Non-income
             producing
             security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B39

                           SMALL CAPITALIZATION STOCK

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 91.5%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)

                                                    -------------  --------------
AEROSPACE -- 0.8%
  AAR Corp........................................          7,400  $      223,850
  BE Aerospace, Inc. (a)..........................          9,800         265,825
  Kaman Corp. (Class 'A' Stock)...................          8,300         107,900
  Orbital Sciences Corp. (a)......................         14,100         243,225
  Trimble Navigation, Ltd. (a)....................         10,300         118,450
  UNC, Inc. (a)...................................          8,600         103,200
  Watkins-Johnson Co..............................          3,900          95,550
                                                                   --------------
                                                                        1,158,000
                                                                   --------------
AIRLINES -- 0.4%
  Comair Holdings, Inc............................         20,725         497,400
  Mesa Air Group, Inc. (a)........................         13,200          89,100
  SkyWest, Inc....................................          4,600          63,825
                                                                   --------------
                                                                          650,325
                                                                   --------------
ALUMINUM -- 0.1%
  Commonwealth Aluminum Corp......................          5,000          76,875
  IMCO Recycling, Inc. (a)........................          5,500          80,437
                                                                   --------------
                                                                          157,312
                                                                   --------------
AUTOS - CARS & TRUCKS -AUTOMOBILES -- 1.2%
  A.O. Smith Corp.................................          9,800         292,775
  Breed Technologies, Inc.........................         14,800         384,800
  Custom Chrome, Inc. (a).........................          2,200          44,275
  Myers Industries, Inc...........................          7,820         131,962
  Simpson Industries, Inc.........................          8,300          90,392
  Spartan Motors, Inc.............................          5,700          38,475
  Standard Motor Products, Inc....................          6,200          86,025
  Standard Products Co............................          7,900         201,450
  TBC Corp. (a)...................................         10,900          81,750
  Titan Wheel International, Inc..................         10,300         131,325
  Wabash National Corp............................          8,900         163,537
  Wynn's International, Inc.......................          4,200         132,825
                                                                   --------------
                                                                        1,779,591
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 7.8%
  Astoria Financial Corp. (a).....................         10,100         372,437
  CCB Financial Corp..............................          7,000         477,750
  Centura Banks, Inc..............................         11,300         504,262
  Coast Savings Financial, Inc. (a)...............          8,700         318,637
  Collective Bancorp, Inc.........................          9,600         337,200
  Commercial Federal Corp. (a)....................          6,800         326,400
  Cullen/Frost Bankers, Inc.......................         10,500         349,125
  Deposit Guaranty Corp...........................         18,700         579,700
  Downey Financial Corp...........................         11,795         231,477
  First Commercial Corp...........................         14,136         524,799
  First Financial Corp............................         16,625         407,312
  First Michigan Bank Corp........................         11,588         343,311
  FirstBank Puerto Rico (a).......................          7,000         182,000
  Firstmerit Corp.................................         14,500         514,750
  JSB Financial, Inc..............................          4,900         186,200
  Keystone Financial, Inc.........................         17,800         445,000
  Liberty Bancorp, Inc............................          4,300         213,925
  Magna Group, Inc................................         12,000         354,000
  Mark Twain Bancshares, Inc......................          7,100         346,125
  North American Mortgage Co......................          6,500         128,375
  ONBANcorp, Inc..................................          5,700         211,612
  Provident Bancorp, Inc..........................         18,225         619,650
  RCSB Financial, Inc.............................          7,200         208,800
  Riggs National Corp. (a)........................         14,200         244,950
  Roosevelt Financial Group, Inc..................         19,800         415,800
  Sovereign Bancorp, Inc..........................         23,055         302,597
  St. Paul Bancorp, Inc...........................          8,400         246,750
  Union Planters Corp.............................         29,700       1,158,300

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Whitney Holding Corp............................          8,000  $      283,000
  Zions Bancorp, Inc..............................          7,000         728,000
                                                                   --------------
                                                                       11,562,244
                                                                   --------------
FOOD & BEVERAGES -- 0.0%
  Coca Cola Bottling Co...........................            600          29,250
                                                                   --------------
CHEMICALS -- 1.8%
  Chemed Corp.....................................          4,600         167,900
  Chemfirst Inc. (a)..............................          9,200         212,750
  Cytec Industries, Inc. (a)......................         21,800         885,625
  Hauser Chemical Research, Inc. (a)..............          4,800          28,200
  Lilly Industries, Inc. (Class 'A' Stock)........         10,600         193,450
  McWhorter Technologies, Inc. (a)................          4,900         112,087
  Mississippi Chemical Corp. (a)..................         12,673         304,148
  Mycogen Corp. (a)...............................         15,200         326,800
  Puretec Corp. (a)...............................         13,700          23,547
  Quaker Chemical Corp............................          4,000          65,500
  Scotts Co. (Class 'A' Stock) (a)................          8,700         172,912
  WD-40 Co........................................          3,400         173,453
                                                                   --------------
                                                                        2,666,372
                                                                   --------------
CHEMICALS - SPECIALTY -- 0.2%
  Cambrex Corp....................................          5,500         180,125
  Penwest, Ltd....................................          3,500          61,250
                                                                   --------------
                                                                          241,375
                                                                   --------------
COMMERCIAL SERVICES -- 2.7%
  ABM Industries, Inc.............................          9,100         168,350
  ADVO, Inc.......................................         11,300         158,200
  Bowne & Company, Inc............................          8,300         204,387
  CDI Corp. (a)...................................          9,300         263,887
  Corrections Corp. of America (a)................         35,100       1,074,937
  Franklin Quest Co. (a)..........................          9,600         201,600
  Insurance Auto Auction, Inc. (a)................          5,600          53,200
  Interim Services, Inc. (a)......................          9,100         323,050
  KinderCare Learning Centers (a).................          8,800         165,000
  LSB Industries, Inc.............................          5,900          26,550
  Merrill Corp....................................          3,500          80,500
  NFO Research, Inc. (a)..........................          4,650         102,300
  Norrell Corp....................................         11,000         299,750
  Pharmaceutical Marketing Services, Inc. (a).....          6,200          64,325
  Plenum Publishing Corp..........................          1,800          63,000
  Primark Corp. (a)...............................         12,700         314,325
  Thomas Nelson, Inc..............................          7,900         117,512
  True North Communications, Inc..................         11,100         242,812
                                                                   --------------
                                                                        3,923,685
                                                                   --------------
COMPUTER SERVICES -- 7.7%
  Acxiom Corp. (a)................................         24,000         576,000
  American Management Systems, Inc. (a)...........         19,150         469,175
  Amtech Corp.....................................          6,800          44,944
  Auspex Systems, Inc. (a)........................         11,500         133,687
  BancTec, Inc. (a)...............................          9,700         200,062
  Banyan Systems, Inc. (a)........................          7,900          35,550
  BBN Corp. (a)...................................          9,800         220,500
  BISYS Group, Inc. (a)...........................         11,600         429,925
  Broderbund Software, Inc. (a)...................          9,800         291,550
  Cerner Corp. (a)................................         15,500         240,250
  Chips & Technologies, Inc. (a)..................          9,700         177,025
  Comverse Technology, Inc. (a)...................         10,100         381,906
  Control Data Systems, Inc. (a)..................          6,400         140,800
  Fair Issac & Company, Inc.......................          5,800         226,925
  FileNet Corp. (a)...............................          7,200         230,400

                                      B40

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Gerber Scientific, Inc..........................         10,900  $      162,137
  Henry (Jack) & Associates, Inc..................          5,600         200,200
  Hyperion Software Corp. (a).....................          8,000         170,000
  Keane, Inc. (a).................................         15,800         501,650
  Komag, Inc. (a).................................         24,000         651,000
  Microcom Inc. (a)...............................          7,500          92,812
  National Computer Systems, Inc..................          7,200         183,600
  National Data Corp..............................         12,200         530,700
  Network General Corp. (a).......................         20,300         614,075
  Norand Corp. (a)................................          3,600          62,100
  Paxar Corp......................................         13,112         226,182
  Platinum Software Corp. (a).....................          8,600         102,125
  PLATINUM Technology, Inc. (a)...................         26,200         356,975
  Progress Software Corp. (a).....................          5,900         118,000
  Read-Rite Corp. (a).............................         21,800         550,450
  Standard Microsystems Corp. (a).................          6,500          61,750
  Sterling Software, Inc. (a).....................         17,500         553,437
  SunGard Data Systems, Inc. (a)..................         19,700         778,150
  System Software Associates, Inc.................         19,900         211,437
  Tech Data Corp. (a).............................         20,100         550,237
  Telxon Corp.....................................          7,600          93,100
  Viewlogic Systems, Inc. (a).....................          8,100          92,137
  Wall Data, Inc. (a).............................          4,300          65,037
  Xircom, Inc. (a)................................          9,200         200,100
  Zebra Technologies Corp. (Class 'A'
    Stock) (a)....................................         11,400         266,475
  Zilog, Inc. (a).................................          9,400         245,575
                                                                   --------------
                                                                       11,438,140
                                                                   --------------
CONSTRUCTION -- 0.7%
  BMC West Corp. (a)..............................          5,700          69,825
  Insituform Technologies, Inc. (Class 'A'
    Stock) (a)....................................         13,000          95,875
  Lone Star Industries, Inc.......................          4,700         173,312
  M.D.C. Holdings, Inc............................          8,400          72,450
  Morrison Knudsen Corp. (a)......................         25,000         225,000
  Ply-Gem Industries, Inc.........................          6,500          80,437
  Republic Group, Inc.............................          5,000          78,125
  Southern Energy Homes, Inc. (a).................          6,912          79,488
  Stone & Webster, Inc............................          6,000         189,000
                                                                   --------------
                                                                        1,063,512
                                                                   --------------
CONTAINERS -- 0.3%
  Aptargroup Inc..................................          8,400         296,100
  Shorewood Packaging Corp. (a)...................          8,200         159,900
                                                                   --------------
                                                                          456,000
                                                                   --------------
COSMETICS & SOAPS -- 0.3%
  Nature's Sunshine Products, Inc.................          8,700         156,600
  USA Detergent, Inc. (a).........................          6,300         262,237
                                                                   --------------
                                                                          418,837
                                                                   --------------
DIVERSIFIED GAS -- 4.9%
  Atmos Energy Corp...............................          7,400         176,675
  Barrett Resources Corp. (a).....................         14,610         622,751
  Benton Oil & Gas Co. (a)........................         13,000         294,125
  Box Energy Corp. (Class 'B' Stock) (a)..........          9,900          90,337
  Cascade Natural Gas Corp........................          4,922          83,674
  Connecticut Energy Corp.........................          4,200          89,250
  Cross Timbers Oil Co............................          7,500         188,437
  Daniel Industries...............................          7,900         116,525
  Devon Energy Corp...............................         10,400         361,400
  Energen Corp....................................          5,200         157,300
  HS Resources, Inc. (a)..........................          8,100         133,650

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  KCS Energy, Inc.................................          5,500  $      196,625
  New Jersey Resources Corp.......................          8,600         251,550
  Northwest Natural Gas Co........................          9,900         237,600
  Oceaneering International, Inc. (a).............         11,200         177,800
  Pennsylvania Enterprises, Inc...................          2,200          96,525
  Plains Resources, Inc. (a)......................          7,800         121,875
  Pogo Producing Co...............................         15,500         732,375
  Public Service Company of North Carolina,
    Inc...........................................          9,000         164,250
  Snyder Oil Corp.................................         14,600         253,675
  Southwest Gas Corp..............................         12,500         240,625
  Southwestern Energy Co..........................         11,500         173,937
  St. Mary Land & Exploration Co..................          4,100         101,987
  Tuboscope Vetco International, Inc. (a).........         19,400         300,700
  United Cities Gas Co............................          5,400         121,500
  United Meridian Corp. (a).......................         16,000         828,000
  Vintage Petroleum, Inc..........................         11,200         386,400
  Washington Energy Co............................          5,700         117,562
  WICOR, Inc......................................          8,600         308,525
  Wiser Oil Co....................................          4,200          82,950
                                                                   --------------
                                                                        7,208,585
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.1%
  Nashua Corp.....................................          3,100          37,200
  New England Business Service, Inc...............          6,100         131,150
                                                                   --------------
                                                                          168,350
                                                                   --------------
DRUGS AND HOSPITAL SUPPLIES -- 7.1%
  ADAC Laboratories...............................          8,300         198,162
  Advanced Tissue Sciences, Inc. (a)..............         17,600         168,300
  Alliance Pharmaceutical Corp....................         14,100         192,112
  Alpharma Inc. (Class 'A' Stock).................         10,200         145,350
  American Medical Response, Inc. (a).............         11,500         373,750
  Ballard Medical Products........................         12,900         240,262
  Calgene, Inc. (a)...............................         31,300         156,500
  CellPro, Inc. (a)...............................          6,700          83,750
  Cephalon, Inc. (a)..............................         11,500         235,750
  Circon Corp. (a)................................          4,400          67,100
  Coherent Inc. (a)...............................          5,100         215,475
  Collagen Corp...................................          4,100          74,825
  COR Therapeutics, Inc. (a)......................          9,200          90,850
  Cygnus, Inc. (a)................................          8,700         126,150
  Enzo Biochem, Inc. (a)..........................         10,313         186,923
  IDEXX Laboratories, Inc. (a)....................         17,600         633,600
  ImmuLogic Pharmaceutical Corp. (a)..............          9,300          59,287
  Invacare Corp...................................         13,800         379,500
  Liposome Company, Inc. (a)......................         17,200         328,950
  Medimmune, Inc. (a).............................          9,700         164,900
  Mentor Corp/Minn................................         11,700         345,150
  Molecular Biosystems, Inc. (a)..................          8,200          53,300
  NBTY, Inc. (a)..................................          8,700         165,300
  North American Vaccine, Inc. (a)................         14,600         354,050
  Noven Pharmaceuticals, Inc. (a).................          9,300         130,200
  Omnicare, Inc...................................         35,700       1,146,862
  Owens & Minor, Inc..............................         14,900         152,725
  Patterson Dental Co. (a)........................          9,200         259,900
  Perseptive Biosystems, Inc. (a).................         10,000          69,375
  Pharmaceutical Resources, Inc. (a)..............          8,700          30,450
  Protein Design Labs, Inc. (a)...................          7,600         277,400
  Regeneron Pharmaceuticals, Inc. (a).............         12,000         193,500
  Resound Corp. (a)...............................          8,900          63,412
  Respironics, Inc. (a)...........................          8,600         149,425
  Roberts Pharmaceutical Corp. (a)................          9,000         101,250

                                      B41

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Safeskin Corp. (a)..............................          7,700  $      375,375
  SciClone Pharmaceuticals, Inc. (a)..............          8,300          66,400
  Sequus Pharmaceuticals, Inc. (a)................         13,700         219,200
  SpaceLabs Medical, Inc. (a).....................          4,500          92,250
  STERIS Corp. (a)................................         16,032         697,392
  Summit Technology, Inc. (a).....................         14,500          79,750
  Sunrise Medical, Inc. (a).......................          8,800         139,700
  Syncor International Corp. (a)..................          4,100          54,837
  TECNOL Medical Products, Inc. (a)...............          9,100         137,637
  The Immune Response Corp. (a)...................          9,100          75,075
  TheraTech, Inc. (a).............................          9,850         130,512
  US Bioscience, Inc. (a).........................         10,650         134,456
  Vertex Pharmaceuticals, Inc. (a)................          9,800         394,450
  VISX, Inc. (a)..................................          7,300         161,512
  Vital Signs, Inc................................          6,100         158,600
  Zoll Medical Corp. (a)..........................          2,800          30,100
                                                                   --------------
                                                                       10,561,041
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.8%
  Baldor Electric Co..............................         12,250         301,656
  Fluke Corp......................................          4,000         178,500
  KEMET Corp. (a).................................         18,600         432,450
  Kent Electronics Corp. (a)......................         11,300         290,975
  Kuhlman Corp....................................          6,500         125,937
  Microchip Technology, Inc. (a)..................         15,900         808,912
  Rexel, Inc. (a).................................         12,000         190,500
  Valence Technology, Inc. (a)....................         10,200          45,262
  Vicor Corp. (a).................................         19,800         330,412
                                                                   --------------
                                                                        2,704,604
                                                                   --------------
ELECTRONICS -- 5.0%
  Allen Group, Inc................................         12,500         278,125
  Bell Industries, Inc............................          3,421          73,124
  Benchmark Electronics, Inc. (a).................          2,600          78,325
  BMC Industries, Inc.............................         12,800         403,200
  C-COR Electronics, Inc. (a).....................          4,500          59,625
  Core Industries, Inc............................          5,000          82,500
  Cyrix Corp. (a).................................          9,100         161,525
  Dallas Semiconductor Corp.......................         12,500         287,500
  Dionex Corp. (a)................................          5,600         196,000
  Dynatech Corp. (a)..............................          8,000         354,000
  IMO Industries, Inc. (a)........................          7,600          23,750
  Integrated Circuit Systems, Inc. (a)............          5,500          74,937
  Intermagnetics General Corp. (a)................          5,700          68,400
  International Rectifier Corp. (a)...............         23,900         364,475
  Itron, Inc. (a).................................          6,200         110,050
  Lattice Semiconductor Corp. (a).................         10,400         478,400
  Logicon, Inc....................................          6,600         240,900
  Marshall Industries (a).........................          8,000         245,000
  Oak Industries, Inc. (a)........................          8,600         197,800
  Pacific Scientific Co...........................          5,900          66,375
  Park Electrochemical Corp.......................          5,300         120,575
  Photronics, Inc. (a)............................          5,500         149,875
  Pioneer Standard Electronics, Inc...............         10,300         135,187
  Plexus Corp. (a)................................          3,000          50,250
  S3, Inc. (a)....................................         22,300         362,375
  Sanmina Corp. (a)...............................          7,900         446,350
  SCI Systems, Inc. (a)...........................         13,900         620,287
  Tencor Instruments (a)..........................         14,500         382,437
  Thomas & Betts Corp.............................          5,656         250,985
  Three-Five Systems, Inc. (a)....................          3,700          47,637
  Tseng Laboratories, Inc.........................          8,900          27,812
  VLSI Technology, Inc. (a).......................         21,500         513,312
  Wyle Electronics................................          5,900         233,050

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  X-Rite, Inc.....................................          9,800  $      161,700
  Zero Corp.......................................          5,700         114,000
                                                                   --------------
                                                                        7,459,843
                                                                   --------------
ENVIRONMENTAL SERVICES -- 1.4%
  Allwaste, Inc...................................         18,600          95,325
  Dames & Moore, Inc..............................         10,400         152,100
  Ionics, Inc. (a)................................          7,300         350,400
  OHM Corp. (a)...................................         12,600         107,100
  Omega Environmental, Inc. (a)...................         20,500          26,266
  Republic Industries, Inc (a)....................          6,120         190,868
  TETRA Technologies, Inc. (a)....................          6,000         151,500
  United States Filter Corp. (a)..................         32,150       1,020,763
                                                                   --------------
                                                                        2,094,322
                                                                   --------------
FINANCIAL SERVICES -- 3.9%
  Alex Brown, Inc.................................          7,600         551,000
  AMRESCO, Inc. (a)...............................         13,600         363,800
  Cal Fed Bancorp, Inc. (a).......................         23,600         578,200
  Charter One Financial, Inc......................         21,817         916,314
  Eaton Vance Corp................................          4,400         209,550
  Envoy Corporation (a)...........................          7,000         262,500
  Inter-Regional Financial Group, Inc.............          5,700         200,925
  Investors Financial Services Corp. (a)..........             69           1,915
  Legg Mason, Inc.................................          8,500         327,250
  Pioneer Group, Inc..............................         11,100         263,625
  Piper Jaffray Companies, Inc....................          8,500         132,813
  Quick & Reilly Group, Inc.......................         11,725         350,284
  Raymond James Financial, Inc....................          9,800         295,225
  SEI Corp........................................          8,500         189,125
  TCF Financial Corp..............................         16,300         709,050
  United States Trust Corp........................          4,500         355,500
                                                                   --------------
                                                                        5,707,076
                                                                   --------------
FOODS -- 2.3%
  Chiquita Brands International, Inc..............         26,100         332,775
  Dekalb Genetics Corp. (Class 'B' Stock).........          7,800         397,800
  Earthgrains Co..................................          4,700         245,575
  GoodMark Foods, Inc.............................          3,400          56,100
  Interstate Bakeries Corp........................         17,500         859,688
  J & J Snack Foods Corp. (a).....................          3,900          52,650
  Nash-Finch Co...................................          4,600          97,750
  National Auto Credit, Inc.......................         13,390         160,680
  Richfood Holdings, Inc..........................         19,600         475,300
  Rykoff-Sexton, Inc..............................         13,000         206,375
  Smith's Food & Drugs Centers, Inc...............          7,392         229,152
  Smithfield Foods, Inc. (a)......................          8,400         319,200
                                                                   --------------
                                                                        3,433,045
                                                                   --------------
FOREST PRODUCTS -- 0.5%
  Caraustar Industries, Inc.......................         11,600         385,700
  Mosinee Paper Corp..............................          4,566         162,093
  Pope & Talbot, Inc..............................          6,300         100,013
  Universal Forest Products, Inc..................          8,000         106,000
                                                                   --------------
                                                                          753,806
                                                                   --------------
FURNITURE -- 0.6%
  Ethan Allen Interiors, Inc. (a).................          6,800         261,800
  Interface, Inc. (Class 'A' Stock)...............         10,000         201,250
  Juno Lighting, Inc..............................          8,200         131,200
  La-Z-Boy Chair Co...............................          8,500         250,750
  Thomas Industries, Inc..........................          4,900         102,288
                                                                   --------------
                                                                          947,288
                                                                   --------------

                                      B42

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
HEALTH CARE -- 0.9%
  Coventry Corp. (a)..............................         15,400  $      142,691
  Sola International, Inc. (a)....................         11,400         433,200
  Sybron International Corp. (a)..................         22,000         726,000
                                                                   --------------
                                                                        1,301,891
                                                                   --------------
HOSPITAL MANAGEMENT -- 2.8%
  Express Scripts, Inc. (Class 'A' Stock) (a).....          7,600         272,650
  Genesis Health Ventures, Inc. (a)...............         15,000         466,875
  GranCare, Inc. (a)..............................         11,100         198,413
  Integrated Health Services, Inc.................         10,800         263,250
  Lincare Holdings, Inc. (a)......................         13,200         541,200
  Living Centers of America, Inc. (a).............          9,500         263,625
  Magellan Health Services, Inc. (a)..............         14,700         328,913
  Mariner Health Group, Inc. (a)..................         13,600         113,900
  PhyCor, Inc. (a)................................         25,675         728,528
  Universal Health Services, Inc. (Class 'B'
    Stock) (a)....................................         15,000         429,375
  Vivra, Inc. (a).................................         18,700         516,588
                                                                   --------------
                                                                        4,123,317
                                                                   --------------
HOUSING RELATED -- 1.0%
  Champion Enterprises, Inc. (a)..................         22,300         434,850
  Continental Homes Holding Corp..................          3,300          70,125
  Fedders Corp....................................         17,700         110,625
  Oakwood Homes Corp..............................         21,200         484,950
  Ryland Group, Inc...............................          7,100          97,625
  Skyline Corp....................................          4,800         118,800
  Standard-Pacific Corp...........................         14,400          82,800
  U.S. Home Corp. (a).............................          5,300         137,800
                                                                   --------------
                                                                        1,537,575
                                                                   --------------
INSURANCE -- 4.2%
  Allied Group, Inc...............................          9,350         305,044
  American Bankers Insurance Group, Inc...........          9,600         490,800
  Arthur J. Gallagher and Co......................          7,900         244,900
  Capital Re Corp.................................          7,500         349,688
  Capitol American Financial Corp.................          7,200         261,900
  CMAC Investment Corp............................         10,500         385,875
  Compdent Corp. (a)..............................          4,700         165,675
  Enhance Financial Services Group, Inc...........          8,100         295,650
  Fidelity National Financial, Inc................          6,479          97,995
  First American Financial Corp...................          5,200         213,850
  Fremont General Corp............................         12,870         398,970
  Frontier Insurance Group, Inc...................          6,860         262,395
  Hilb, Rogal and Hamilton Co.....................          6,300          83,475
  Integon Corp....................................          7,300         129,575
  Life Re Corp....................................          6,300         243,338
  Mutual Risk Management, Ltd.....................          8,500         314,500
  Orion Capital Corp..............................          6,400         391,200
  Protective Life Corp............................         14,400         574,200
  Selective Insurance Group, Inc..................          6,700         254,600
  Sierra Health Services, Inc. (a)................          8,300         204,388
  Trenwick Group, Inc.............................          3,100         143,375
  Washington National Corp........................          5,800         159,500
  Zenith National Insurance Corp..................          8,300         227,213
                                                                   --------------
                                                                        6,198,106
                                                                   --------------
LEISURE -- 1.9%
  Aztar Corp. (a).................................         21,100         147,700
  Bell Sports Corp. (a)...........................          6,400          38,400

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Carmike Cinemas, Inc. (Class 'A' Stock) (a).....          5,200  $      131,950
  Casino Magic Corp. (a)..........................         16,700          41,228
  Cineplex Odeon Corp. (a)........................         76,700         105,463
  GC Companies, Inc. (a)..........................          3,700         128,113
  Grand Casinos, Inc. (a).........................         19,650         265,275
  Hollywood Park, Inc. (a)........................          8,400         126,000
  Huffy Corp......................................          6,200          89,125
  K2, Inc. (a)....................................          7,800         214,500
  Outboard Marine Corp............................          9,400         155,100
  Players International, Inc. (a).................         13,400          72,025
  Regal Cinemas, Inc. (a).........................         14,925         458,944
  Roadmaster Industries, Inc. (a).................         21,700          27,125
  Showboat, Inc...................................          7,500         129,375
  Sturm Ruger & Company, Inc......................         12,600         244,125
  Thor Industries, Inc............................          3,700          93,425
  Winnebago Industries, Inc.......................         11,800          85,550
  WMS Industries, Inc. (a)........................         11,400         228,000
                                                                   --------------
                                                                        2,781,423
                                                                   --------------
LODGING -- 0.3%
  Marcus Corp.....................................          9,250         196,563
  Prime Hospitality Corp. (a).....................         18,600         299,925
                                                                   --------------
                                                                          496,488
                                                                   --------------
MACHINERY -- 2.2%
  AGCO Corp.......................................         26,800         767,150
  Astec Industries, Inc. (a)......................          4,400          41,800
  Cognex Corp. (a)................................         19,200         355,200
  Global Industrial Technologies, Inc. (a)........         10,600         234,525
  Kysor Industrial Corp...........................          2,700          88,088
  Lindsay Manufacturing Co. (a)...................          3,050         142,588
  Manitowoc Company, Inc..........................          5,350         216,675
  Novellus Systems, Inc. (a)......................          7,600         411,825
  Regal Beloit Corp...............................          9,600         188,400
  Roper Industries, Inc...........................          6,200         242,575
  Royal Appliance Manufacturing Co. (a)...........         11,200          77,000
  SPX Corp........................................          6,600         255,750
  Toro Co.........................................          5,600         204,400
                                                                   --------------
                                                                        3,225,976
                                                                   --------------
MEDIA -- 0.6%
  Catalina Marketing Corp. (a)....................          9,200         507,150
  International Family Entertainment, Inc. (Class
    'B' Stock) (a)................................         21,000         325,500
  NTN Communications, Inc. (a)....................         10,500          40,031
                                                                   --------------
                                                                          872,681
                                                                   --------------
METALS - DIVERSIFIED -- 0.6%
  Amcast Industrial Corp..........................          3,900          96,525
  AMCOL International Corp........................          8,800         138,600
  Castle (A.M.) & Co..............................          6,600         127,050
  Glamis Gold, Ltd................................         14,400         100,800
  Handy & Harman..................................          5,400          94,500
  Hecla Mining Co. (a)............................         23,900         134,438
  Stillwater Mining Co. (a).......................          9,000         163,125
                                                                   --------------
                                                                          855,038
                                                                   --------------
MINERAL RESOURCES -- 0.6%
  Coeur D'Alene Mines Corp........................         10,300         155,788
  Dravo Corp......................................          7,000          98,875
  Getchell Gold Co. (a)...........................         12,100         464,338

                                      B43

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Kronos, Inc. (a)................................          3,800  $      121,600
  Sunshine Mining and Refining Co. (a)............        108,000         101,250
                                                                   --------------
                                                                          941,851
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 5.5%
  Air & Water Technologies Corp. (Class 'A'
    Stock) (a)....................................         15,000          86,250
  Air Express International Corp..................         10,900         351,525
  Alliant Techsystems, Inc........................          6,100         335,500
  Apogee Enterprises, Inc.........................          6,400         254,400
  Aquarion Co.....................................          3,300          91,988
  Bassett Furniture Industries, Inc...............          6,000         147,000
  Butler Manufacturing Co.........................          3,100         125,550
  BW/IP, Inc. (Class 'A' Stock)...................         11,300         186,450
  Clarcor, Inc....................................          6,900         152,663
  Consumers Water Co..............................          4,500          81,000
  Cyrk International, Inc. (a)....................          4,900          63,700
  Expeditors International of Washington, Inc.....         11,100         255,300
  Fibreboard Corp. (a)............................          4,000         135,000
  Figgie International, Inc. (Class 'A'
    Stock) (a)....................................          7,700          92,400
  Fisher Scientific International, Inc............          9,400         442,975
  Flow International Corp. (a)....................          7,000          63,875
  Gentex Corp. (a)................................         16,200         326,025
  Geon Co. (a)....................................         11,200         219,800
  Greenfield Industries, Inc......................          7,400         226,625
  Griffon Corp. (a)...............................         13,500         165,375
  Harmon Industries, Inc..........................          2,800          52,150
  Insteel Industries, Inc.........................          3,900          34,613
  Intermet Corp. (a)..............................         11,200         180,600
  Jan Bell Marketing, Inc. (a)....................         11,300          23,306
  Justin Industries, Inc..........................         12,100         139,150
  K-Swiss, Inc. (Class 'A' Stock).................          2,600          25,675
  L.A. Gear, Inc. (a).............................         10,000          18,750
  Lydall, Inc. (a)................................          7,900         177,750
  Medusa Corp.....................................          7,600         261,250
  Mohawk Industries, Inc. (a).....................         16,100         354,200
  Mueller Industries, Inc. (a)....................          8,200         315,700
  O'Sullivan Corp.................................          7,600          83,600
  Paragon Trade Brands, Inc. (a)..................          5,700         171,000
  Rollins Environmental Services, Inc.............         28,400          49,700
  SPS Technologies, Inc. (a)......................          2,800         179,900
  Standex International Corp......................          6,200         191,425
  Texas Industries, Inc...........................          5,200         263,250
  The Rival Co....................................          4,200         104,475
  Timberland Co. (Class 'A' Stock) (a)............          5,200         197,600
  TJ International, Inc...........................          8,200         190,650
  Tredegar Industries, Inc........................          5,650         226,706
  Valmont Industries, Inc.........................          6,400         264,000
  Walbro Corp.....................................          4,100          74,825
  Whittaker Corp. (a).............................          5,200          65,650
  Wolverine Tube, Inc. (a)........................          6,500         229,125
  Wolverine World Wide, Inc.......................         13,025         377,725
                                                                   --------------
                                                                        8,056,176
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.4%
  DeVRY, Inc. (a).................................         15,600         366,600
  Hughes Supply, Inc..............................          4,600         198,375
  Mail Boxes, Etc. (a)............................          5,100         114,750
  Merisel, Inc. (a)...............................         13,800          22,856
  Philadelphia Suburban Corp......................          8,950         177,881
  Premark International, Inc......................         29,200         649,700

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Southern California Water Co....................          3,700  $       80,475
  Valassis Communications, Inc. (a)...............         19,700         416,163
                                                                   --------------
                                                                        2,026,800
                                                                   --------------
PETROLEUM -- 0.5%
  Cabot Oil & Gas Corp. (Class 'A' Stock).........         10,700         183,238
  KN Energy, Inc..................................         14,200         557,350
                                                                   --------------
                                                                          740,588
                                                                   --------------
PETROLEUM SERVICES -- 2.7%
  Camco International, Inc........................         11,300         521,213
  Input/Output, Inc. (a)..........................         20,200         373,700
  Mesa, Inc. (a)..................................         30,100         158,025
  Newfield Exploration Co. (a)....................         16,400         426,400
  Noble Drilling Corp. (a)........................         57,200       1,136,850
  Offshore Logistics, Inc. (a)....................          9,100         176,313
  Piedmont Natural Gas Company, Inc...............         13,800         322,575
  Pool Energy Services Co. (a)....................          8,800         135,300
  Pride Petroleum Services, Inc. (a)..............         13,400         311,550
  Production Operators Corp.......................          4,700         218,550
  Seitel, Inc. (a)................................          4,722         188,880
                                                                   --------------
                                                                        3,969,356
                                                                   --------------
RAILROADS -- 0.1%
  RailTex, Inc. (a)...............................          4,100         103,525
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Toll Brothers, Inc. (a).........................         15,800         308,100
                                                                   --------------
RESTAURANTS -- 1.3%
  Applebee's International, Inc...................         14,700         404,250
  Au Bon Pain, Inc. (Class 'A' Stock) (a).........          5,500          35,750
  Bertucci's, Inc. (a)............................          4,200          22,575
  Cheesecake Factory (a)..........................          5,100          92,438
  CKE Restaurants, Inc............................         10,300         370,800
  Flagstar Companies, Inc. (a)....................         20,200          18,306
  Foodmaker, Inc. (a).............................         18,200         161,525
  IHOP Corp. (a)..................................          4,300         101,588
  Ruby Tuesday Inc................................          8,300         153,550
  Showbiz Pizza Time, Inc. (a)....................          8,450         153,156
  Sonic Corp. (a).................................          5,950         151,725
  Taco Cabana (Class 'A' Stock) (a)...............            800           5,900
  TCBY Enterprises, Inc...........................         11,200          44,800
  Triarc Companies, Inc. (Class 'A' Stock) (a)....         14,000         161,000
                                                                   --------------
                                                                        1,877,363
                                                                   --------------
RETAIL -- 5.0%
  Arbor Drugs, Inc................................         17,625         306,234
  Arctic Cat, Inc.................................         13,800         136,275
  Bombay Company, Inc. (a)........................         17,600          81,400
  Books-A-Million, Inc. (a).......................          8,000          55,000
  Brown Group, Inc................................          8,400         154,350
  Carson Pirie Scott & Co. (a)....................          7,500         189,375
  Casey's General Stores, Inc.....................         12,200         228,750
  Cash America International, Inc.................          8,643          73,466
  Cato Corp. (Class 'A' Stock)....................         12,200          61,000
  CompUSA, Inc. (a)...............................         42,500         876,563
  Damark International, Inc. (a)..................          3,900          37,050
  Designs, Inc. (a)...............................          7,400          41,625
  Discount Auto Parts, Inc. (a)...................          7,800         182,325
  Dress Barn, Inc. (a)............................         10,700         160,500
  Eagle Hardware & Garden, Inc. (a)...............         13,100         271,825

                                      B44

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Fabri-Centers of America (Class 'A' Stock)......          8,200  $      132,225
  Filene's Basement Corp. (a).....................          9,600          39,600
  Galoob Toys, Inc. (a)...........................          8,100         113,400
  Gottschalks, Inc. (a)...........................          5,000          26,250
  Hechinger Co. (Class 'A' Stock).................         19,700          40,631
  J. Baker, Inc...................................          6,600          35,063
  Lechters, Inc. (a)..............................            900           4,556
  Levitz Furniture, Inc. (a)......................         13,900          43,438
  Lillian Vernon Corp.............................          4,600          56,350
  Michaels Stores, Inc. (a).......................         11,300         135,600
  MicroAge, Inc. (a)..............................          6,900         138,000
  O'Reilly Automotive, Inc. (a)...................          4,800         153,600
  Oshkosh B' Gosh, Inc. (Class 'A' Stock).........          5,700          86,925
  Payless Cashways, Inc. (a)......................         18,300          36,600
  Pier 1 Imports, Inc.............................         21,100         371,888
  Proffitt's, Inc. (a)............................         11,000         405,625
  Regis Corp......................................         10,500         170,625
  Ross Stores, Inc................................         11,800         590,000
  Russ Berrie & Company, Inc......................         10,200         183,600
  Shopko Stores, Inc..............................         15,000         225,000
  Sports & Recreation, Inc. (a)...................          9,400          72,850
  Sports Authority, Inc...........................         14,650         318,638
  Stein Mart, Inc. (a)............................         11,200         226,800
  Strawbridge & Clothier (Class 'A' Stock)........          3,700          58,738
  Swiss Army Brand (a)............................          3,800          50,350
  Tyco Toys, Inc. (a).............................         16,400         192,700
  Venture Stores, Inc.............................          8,400          25,200
  Whole Foods Market, Inc. (a)....................          9,100         204,750
  Williams-Sonoma, Inc. (a).......................         12,000         436,500
                                                                   --------------
                                                                        7,431,240
                                                                   --------------
STEEL -- 0.8%
  Acme Metals, Inc. (a)...........................          5,400         104,625
  Birmingham Steel Corp...........................         13,400         254,600
  Commercial Metals Co............................          7,000         210,875
  Material Sciences Corp. (a).....................          7,300         131,400
  Northwestern Steel and Wire Co. (a).............         11,900          58,013
  Quanex Corp.....................................          6,300         172,463
  Steel Technologies, Inc.........................          5,600          74,200
  WHX Corp. (a)...................................         12,100         107,388
                                                                   --------------
                                                                        1,113,564
                                                                   --------------
TELECOMMUNICATIONS -- 2.0%
  Aspect Telecommunications Corp. (a).............         11,300         717,550
  BroadBand Technologies, Inc. (a)................          6,200          91,450
  California Microwave, Inc. (a)..................          7,500         111,563
  Centigram Communications Corp. (a)..............          3,300          42,075
  CommNet Cellular, Inc. (a)......................          6,500         181,188
  Compression Labs, Inc. (a)......................          7,000          26,688
  Digi International, Inc. (a)....................          6,200          58,900
  Digital Microwave Corp. (a).....................          7,500         209,063
  Geotek Communications, Inc......................         28,200         200,925
  InterVoice, Inc. (a)............................          7,600          93,100
  Network Equipment Technologies, Inc. (a)........          9,800         161,700
  Picturetel Corp. (a)............................         15,700         408,200
  Symmetricom, Inc. (a)...........................          7,300         145,088

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  TCSI Corp. (a)..................................          9,900  $       61,875
  Vitesse Semiconductor Corp. (a).................         10,500         477,750
                                                                   --------------
                                                                        2,987,115
                                                                   --------------
TEXTILES -- 1.9%
  Angelica Corp...................................          4,300          82,238
  Ashworth, Inc. (a)..............................          5,700          32,775
  Authentic Fitness Corp..........................         10,500         126,000
  Cone Mills Corp. (a)............................         12,800         100,800
  Delta Woodside Industries, Inc..................         11,400          72,675
  Dixie Yarns, Inc................................          5,200          40,300
  Fieldcrest Cannon, Inc. (a).....................          4,300          68,800
  G & K Services, Inc. (Class 'A' Stock)..........          9,500         358,625
  Galey & Lord, Inc. (a)..........................          5,500          81,813
  Guilford Mills, Inc.............................          6,700         178,388
  Haggar Corp.....................................          3,900          61,913
  Hartmarx Corp. (a)..............................         15,600          87,750
  Johnston Industries, Inc........................          4,400          31,900
  Kellwood Co.....................................          9,900         198,000
  Nautica Enterprises, Inc. (a)...................         18,700         472,175
  Oxford Industries, Inc..........................          4,100          98,400
  Phillips-Van Heusen Corp........................         12,600         181,125
  Pillowtex Corp. (a).............................          5,000          90,000
  St. John Knits, Inc.............................          7,800         339,300
  Tultex Corp. (a)................................         13,700          95,900
                                                                   --------------
                                                                        2,798,877
                                                                   --------------
TOBACCO -- 0.3%
  Dimon, Inc......................................         19,900         460,188
                                                                   --------------
TRUCKING/SHIPPING -- 1.5%
  American Freightways, Inc.......................         14,700         163,538
  Arkansas Best Corp..............................          8,700          38,063
  Fritz Companies Inc. (a)........................            800          10,200
  Frozen Food Express Industries, Inc.............          7,600          68,400
  Heartland Express, Inc. (a).....................         14,949         364,382
  Kirby Corp. (a).................................         11,500         227,125
  Landstar Systems, Inc. (a)......................          6,000         139,500
  M.S. Carriers, Inc. (a).........................          5,500          88,000
  Rollins Truck Leasing Corp......................         20,700         261,338
  US freightways Co...............................         10,500         288,094
  Werner Enterprises, Inc.........................         17,750         321,719
  Yellow Corp.....................................         13,100         188,313
                                                                   --------------
                                                                        2,158,672
                                                                   --------------
UTILITY - ELECTRIC -- 1.5%
  Bangor Hydro-Electric Co........................          3,200          29,600
  Central Hudson Gas & Electric Corp..............          8,000         251,000
  Central Vermont Public Service Corp.............          5,400          64,800
  Cilcorp Inc.....................................          6,300         230,738
  Commonwealth Energy System......................         10,100         237,350
  Eastern Utilities Associates....................          9,500         165,063
  Green Mountain Power Corp.......................          2,400          57,300
  Interstate Power Co.............................          4,500         130,500
  Orange & Rockland Utilities, Inc................          6,400         229,600
  Sierra Pacific Resources........................         14,400         414,000
  TNP Enterprises, Inc............................          6,000         164,250
  United Illuminating Co..........................          6,700         210,213
                                                                   --------------
                                                                        2,184,414
                                                                   --------------

                                      B45

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
TRANSPORTATION -- 0.1%
  Pittston Burling................................          9,300  $      186,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $120,029,233)............................................     135,318,927
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS -- 10.8%                         (000)
                                                    -------------
REPURCHASE AGREEMENT -- 10.5%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................  $  15,582,000      15,582,000
                                                                   --------------
U. S. GOVERNMENT & AGENCY OBLIGATION -- 0.3%
  United States Treasury Bill,
    5.860%, 03/20/97  (b).........................        400,000         395,868
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $15,977,842).............................................      15,977,868
                                                                   --------------
TOTAL INVESTMENTS -- 102.3%
  (cost $136,007,075; Note 6)....................................     151,296,795
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (C)...................
                                                                          215,925
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.3%)...............................................      (3,614,397)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  147,898,323
                                                                   --------------
                                                                   --------------

(a)        Non-income producing security.

(b)        Security segregated as collateral for futures contracts.

(c) Open futures contracts as of December 31, 1996 are as follows:

 NUMBER OF                       EXPIRATION    VALUE AT         VALUE AT
 CONTRACTS          TYPE            DATE      TRADE DATE    DECEMBER 31, 1996   DEPRECIATION
    89       MIDCAP 400 Index      Mar 97    $11,461,000       $11,418,700        ($42,300)
     1       S&P 500 Index         Mar 97     $  373,000       $  372,250         ($  750)

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B46

                                GLOBAL PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 93.9%
                                                                       VALUE
COMMON STOCKS -- 93.8%                                 SHARES         (NOTE 2)

                                                    -------------  --------------
ARGENTINA -- 0.7%
  Banco Frances Del Rio De La Plata
    (Banks and Savings & Loans)...................        453,195  $    4,238,157
                                                                   --------------
AUSTRALIA -- 3.9%
  Brambles Industries, Ltd.
    (Miscellaneous - Basic Industry)..............        552,500      10,783,281
  Broken Hill Proprietary Co., Ltd.
    (Metals - Diversified)........................        472,231       6,727,592
  Coca-Cola Amatil, Ltd.
    (Foods).......................................        371,832       3,975,907
  Publishing and Broadcasting, Ltd.
    (Media).......................................        213,900       1,040,709
                                                                   --------------
                                                                       22,527,489
                                                                   --------------
BELGIUM -- 0.3%
  Bekaert, SA
    (Miscellaneous - Basic Industry)..............          3,150       2,000,627
                                                                   --------------
BRAZIL -- 0.7%
  Basil De Distrub., ADR
    (Retail) (a)..................................        219,400       3,839,500
                                                                   --------------
FEDERAL REPUBLIC OF GERMANY -- 3.6%
  Hoechst, AG
    (Chemicals)...................................        177,900       8,398,266
  Linde, AG
    (Machinery)...................................         11,240       6,860,779
  SAP, AG
    (Computer Services) (a).......................         40,400       5,495,974
                                                                   --------------
                                                                       20,755,019
                                                                   --------------
FINLAND -- 1.6%
  Nokia Corp. (Class 'A' Stock)
    (Telecommunications)..........................        157,700       9,151,964
                                                                   --------------
FRANCE -- 6.4%
  Carrefour Supermarche, SA
    (Retail)......................................         18,000      11,708,671
  Imetal
    (Steel).......................................         25,236       3,724,620
  Legrand, SA
    (Electrical Equipment)........................         37,800       6,438,381
  SGS Thomson Microelectronics, N.V., ADR
    (Electronics) (a).............................        101,600       7,112,000
  SGS Thomson Microelectronics, N.V.,
    (Electronics) (a).............................          5,000         353,565
  Valeo, SA
    Autos - Cars & Trucks.........................        128,585       7,928,170
                                                                   --------------
                                                                       37,265,407
                                                                   --------------
HONG KONG -- 7.3%
  CDL Hotels International, Ltd.
    (Real Estate Development).....................      6,948,145       3,975,117
  Citic Pacific, Ltd.
    (Multi-industry) (c)..........................      1,652,000       9,590,122
  Guoco Group, Ltd.
    (Financial Services)..........................      1,944,000      10,883,082
  Hung Hing Printing Group, Ltd.
    (Miscellaneous - Basic Industry)..............      3,452,000       1,249,674
  Hutchison Whampoa, Ltd.
    (Multi-industry)..............................        749,000       5,882,959

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  New World Development Co., Ltd.
    (Real Estate Development).....................      1,597,000  $   10,736,828
                                                                   --------------
                                                                       42,317,782
                                                                   --------------
ITALY -- 2.7%
  Gucci Group, ADR
    (Textiles)....................................         94,100       6,010,637
  Telecom Italia Mobile Spa
    (Telecommunications)..........................      3,790,500       9,570,445
                                                                   --------------
                                                                       15,581,082
                                                                   --------------
JAPAN -- 13.6%
  Daibiru Corp.
    (Real Estate Development).....................        198,000       1,825,121
  Eisai Co., Ltd.
    (Drugs and Hospital Supplies).................        288,000       5,656,788
  Honda Motor Co.
    (Autos - Cars & Trucks).......................        368,000      10,493,453
  Jgc Corp.
    (Construction) (a)............................        438,000       3,278,963
  Keyence Corp.
    (Electrical Equipment)........................         37,800       4,656,616
  Kokusai Denshin Denwa
    (Telecommunications)..........................         49,000       3,368,539
  Mitsui Fudosan
    (Real Estate Development).....................        673,000       6,725,362
  Namco, Ltd.
    (Leisure).....................................        145,500       4,449,733
  Nippon Television Network
    (Media).......................................         21,700       6,542,901
  Nissan Chemicals Inds.
    (Chemicals)...................................        663,000       3,141,368
  Onward Kashiyama Co., Ltd.
    (Textiles)....................................        528,000       7,414,197
  Sony Corp.
    (Electronics).................................        169,000      11,050,224
  Toyota Motor Corp.
    (Autos - Cars & Trucks).......................        352,000      10,097,864
                                                                   --------------
                                                                       78,701,129
                                                                   --------------
MALAYSIA -- 2.6%
  I.J.M. Corp. Berhad
    (Construction)................................      3,180,000       7,493,465
  Renong Berhad
    (Real Estate Development).....................      1,637,000       2,904,459
  Resorts World Berhad
    (Leisure).....................................      1,065,000       4,850,495
                                                                   --------------
                                                                       15,248,419
                                                                   --------------
MEXICO -- 2.4%
  Apasco, SA de CV
    (Steel).......................................        659,200       4,508,778
  Cifra, SA de CV (Class 'B' Stock)
    (Retail) (a)..................................      1,948,900       2,379,657
  Fomento Economico Mexicano, SA de CV (Class 'B'
    Stock)
    (Beverage)....................................        935,400       3,198,961
  Kimberly Clark (Series A)
    (Paper Products)..............................        205,000       4,037,682
                                                                   --------------
                                                                       14,125,078
                                                                   --------------

                                      B47

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
NETHERLANDS -- 2.9%
  Heineken, N.V.
    (Food & Beverages)............................         21,625  $    3,825,996
  Nutricia Verenigde Bedrijven
    (Healthcare)..................................         37,300       5,664,859
  Royal Dutch Petroleum
    (Petroleum)...................................         41,400       7,255,220
                                                                   --------------
                                                                       16,746,075
                                                                   --------------
NEW ZEALAND -- 0.1%
  Fletcher Challenge Forestry Division
    (Forest Products).............................        293,204         490,803
                                                                   --------------
SINGAPORE -- 3.1%
  Overseas Chinese Banking Corp., Ltd.
    (Banks and Savings & Loans)...................        462,000       5,744,872
  Overseas Union Bank, Ltd.
    (Banks and Savings & Loans)...................        793,000       6,120,489
  Sembawang Maritime, Ltd.
    (Trucking/Shipping)...........................        883,500       2,525,548
  Wing Tai Holdings, Ltd.
    (Real Estate Development).....................      1,239,250       3,542,486
                                                                   --------------
                                                                       17,933,395
                                                                   --------------
SPAIN -- 2.8%
  Banco Popular Espanol, SA
    (Banks and Savings & Loans)...................         31,700       6,227,711
  Centros Commerciales Pryca, SA
    (Retail)......................................        197,462       4,183,552
  Telefonica De Espana
    (Telecommunications) (a)......................        253,700       5,893,004
                                                                   --------------
                                                                       16,304,267
                                                                   --------------
SWEDEN -- 5.3%
  Astra, AB (Series 'B' Free)
    (Drugs and Hospital Supplies).................        161,880       7,782,931
  Hennes & Mauritz (Series 'B' Free)
    (Retail)......................................         86,000      11,863,820
  Mo Och Domsjo, Ab (Series'B' Free)
    (Forest Products).............................        156,900       4,402,286
  Skandinaviska Enskilda Bank (Series A)
    (Banks & Savings & Loans).....................        655,100       6,701,310
                                                                   --------------
                                                                       30,750,347
                                                                   --------------
UNITED KINGDOM -- 13.3%
  Bank Of Ireland
    (Banks and Savings & Loans)...................        982,700       8,969,717
  British Sky Broadcasting Group, PLC
    (Media).......................................        987,800       8,830,191
  Dixons Group, PLC
    (Retail)......................................        795,800       7,400,045
  Guest Kean & Nettlefolds, PLC
    (Autos - Cars & Trucks).......................        677,340      11,611,047
  Hays, PLC
    (Commercial Services).........................        519,700       5,001,723
  Reed International, PLC
    (Miscellaneous - Basic Industry)..............        298,000       5,603,368
  Siebe, PLC
    (Machinery) (c)...............................        690,340      12,815,127

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Standard Chartered, PLC
    (Banks & Savings & Loans).....................        580,000  $    7,121,602
  Vodafone Group, PLC
    (Telecommunications)..........................      2,394,200      10,127,167
                                                                   --------------
                                                                       77,479,987
                                                                   --------------
UNITED STATES -- 20.5%
  Baker Hughes, Inc.
    (Petroleum Services)..........................        163,800       5,651,100
  Case Corp.
    (Machinery)...................................        105,000       5,722,500
  Cisco Systems, Inc.
    (Computer Services) (a).......................        154,800       9,849,150
  Mattel, Inc.
    (Leisure).....................................        338,758       9,400,535
  MCI Communications Corp.
    (Telecommunications) (c)......................        321,400      10,505,763
  Microsoft Corp.
    (Computer Services) (a), (c)..................        170,700      14,104,088
  Mirage Resorts, Inc.
    (Leisure) (a).................................        211,500       4,573,688
  Mobil Corp.
    (Petroleum)...................................         81,300       9,938,925
  Motorola, Inc.
    (Electronics).................................         67,400       4,136,675
  Oracle Corp.
    (Computer Services) (a).......................        252,600      10,546,050
  Texas Instruments, Inc.
    (Electronics).................................        106,900       6,814,875
  Tiffany & Co.
    (Retail)......................................        133,800       4,900,425
  Time Warner, Inc.
    (Media).......................................        173,400       6,502,500
  Transocean Offshore, Inc.
    (Petroleum Services)..........................         79,800       4,997,475
  Viacom, Inc. (Class 'A' Stock)
    (Media) (a)...................................        146,600       5,057,700
  Walt Disney Co.
    (Leisure).....................................         92,500       6,440,313
                                                                   --------------
                                                                      119,141,762
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $433,976,824)............................................     544,598,289
                                                                   --------------
WARRANTS (A) -- 0.1%
MALAYSIA
  Renong Berhad, Expire 11/21/00,
    (Miscellaneous - Basic Industry)..............        185,625          91,158
                                                                   --------------
SINGAPORE
  United Overseas Bank Ltd., Expire 6/17/97,
    (Banks and Savings & Loans)...................         57,800         204,054
                                                                   --------------
TOTAL WARRANTS
  (cost $307,011)................................................         295,212
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $434,283,835)............................................     544,893,501
                                                                   --------------

                                      B48

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENT -- 4.5%                           (000)         (NOTE 2)
                                                    -------------  --------------
UNITED STATES
  Bear, Stearns & Co., Repurchase Agreement,
    6.750%, 01/02/97 (cost $26,319,000) (b).......  $      26,319  $   26,319,000
                                                                   --------------
TOTAL INVESTMENTS -- 98.4%
  (cost $460,602,835; Note 6)....................................     571,212,501
FORWARD CURRENCY CONTRACTS --
  AMOUNT RECEIVABLE FROM
  COUNTERPARTIES (D) -- 0.1%.....................................         692,778
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 1.5%.........................................       8,724,760
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  580,630,039
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    AB                  Akiteboiag
                        (Swedish
                        Stock
                        Company)
    ADR                 American Depository Receipt
    AG                  Aktiengesellschaft (West German Stock Company)
    N.V.                Naamloze Vennootschap (Dutch Corporation)
    PLC                 Public Limited Company (British Corporation)
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

(a)          Non-income
             producing
             security.

(b)        Bear Stearns & Co., repurchase price $26,328,870 due
           1/02/97. The value of the collateral was $27,180,328.

(c) Securities with an aggregate market value of $13,568,943 have been segregated as collateral for forward currency contracts.

(d) Outstanding forward currency contract to sell foreign currency at December 31, 1996 is as follows:

                                  VALUE AT
      FOREIGN CURRENCY         SETTLEMENT DATE      CURRENCY
       SALE CONTRACTS            RECEIVABLE           VALUE       APPRECIATION
  Japanese Yen,                  $42,507,276       $41,814,498      $692,778
      expiring
      1/6/97-1/14/97

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B49

                          NATURAL RESOURCES PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 98.0%
                                                                       VALUE
COMMON STOCKS -- 93.2%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
ALUMINUM -- 2.9%
  Aluminum Company of America.....................        198,000  $   12,622,500
                                                                   --------------
CANADIAN OIL & GAS -- 8.1%
  Barrington Petroleum Ltd. (a)...................        623,400       2,547,275
  Beau Canada Exploration Ltd. (Class 'A'
    Stock) (a)....................................      1,010,900       1,770,274
  Blue Range Resource Corp........................        501,000       2,979,314
  Crestar Energy, Inc. (a)........................        570,000      12,269,245
  Elan Energy, Inc................................        550,000       4,815,761
  HCO Energy Ltd..................................        927,392       1,048,855
  Northstar Energy Corp. (a)......................        668,400       7,778,897
  Rio Alto Exploration Ltd. (a)...................        343,200       2,491,675
                                                                   --------------
                                                                       35,701,296
                                                                   --------------
CHEMICALS -- 1.1%
  Agrium, Inc.....................................        338,033       4,612,337
                                                                   --------------
EXPLORATION & PRODUCTION -- 19.1%
  Abacan Resource Corp. (a).......................        676,500       5,877,094
  Alberta Energy Company Ltd......................        280,000       6,708,795
  Arakis Energy Corp..............................        740,000       2,451,250
  Cairn Energy USA, Inc. (a)......................        252,500       2,525,000
  Cross Timbers Oil Co............................        220,200       5,532,525
  Enron Oil & Gas Co..............................         98,900       2,497,225
  Fx Energy, Inc..................................        240,000       2,220,000
  Harcor Energy, Inc..............................        428,500       2,088,937
  Mesa, Inc. (a)..................................      1,374,900       7,218,225
  Newfield Exploration Co. (a)....................        328,400       8,538,400
  Noble Affiliates, Inc...........................        374,900      17,948,384
  Parker & Parsley Petroleum Co...................        137,800       5,064,150
  PetroCorp, Inc. (a).............................        206,600       1,911,050
  Rigel Energy Corp. (a)..........................        318,600       3,166,087
  Seagull Energy Corp. (a)........................        161,900       3,561,800
  Tom Brown, Inc. (a).............................        300,000       6,262,500
                                                                   --------------
                                                                       83,571,422
                                                                   --------------
FOREST PRODUCTS -- 12.2%
  Asia Pacific Resource International Holdings
    Ltd. (a)......................................        441,700       2,484,562
  Champion International Corp.....................        300,000      12,975,000
  Fletcher Challenge Ltd., ADR (New Zealand)......        431,200       7,168,700
  Louisiana-Pacific Corp..........................        270,000       5,703,750
  Macmillan Bloedel Ltd...........................        600,000       7,858,446
  Pacific Forest Products Ltd. (a)................        500,000       6,566,946
  Rayonier, Inc...................................        188,200       7,222,175
  Timberwest Forest Ltd...........................        244,700       3,312,065
                                                                   --------------
                                                                       53,291,644
                                                                   --------------
GAS PIPELINES -- 6.9%
  NGC Corp........................................        553,045      12,858,296
  USX-Delhi Group.................................        139,200       2,209,800
  Western Gas Resources, Inc......................        787,300      15,155,525
                                                                   --------------
                                                                       30,223,621
                                                                   --------------
GOLD -- 20.5%
  Agnico-Eagle Mines Ltd..........................        464,500       6,503,000
  Barrick Gold Corp...............................        329,953       9,486,149
  Battle Mountain Gold Co.........................        154,200       1,060,125
  Bema Gold Corp..................................        700,000       4,156,250
  Cambior, Inc....................................        732,500      10,714,469
  Coeur D'Alene Mines Corp........................         90,525       1,369,191
  Durban Roodeport Deep, ADR (South Africa).......        150,000       1,106,250

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Freeport-McMoRan Copper & Gold, Inc. (Class 'A'
    Stock)........................................        147,200  $    4,140,000
  Getchell Gold Co. (a)...........................        177,211       6,800,472
  Golden Star Resources...........................        250,000       3,250,000
  Greenstone Resources Ltd........................        260,000       3,025,903
  Harmony Gold Mining, ADR (South Africa).........        468,000       3,685,500
  International Pursuit Corp......................        343,100       1,289,285
  Kloof Gold Mining Co., Ltd. ADR (South
    Africa).......................................        257,900       2,014,844
  Meridian Gold, Inc..............................        737,000       3,011,456
  Newmont Mining Corp.............................        120,007       5,370,313
  Pegasus Gold, Inc. (a)..........................        163,400       1,235,713
  Placer Dome, Inc................................        189,700       4,125,975
  Samax Gold, Inc.................................        336,900       1,290,569
  Sante Fe Pacific Gold Corp......................        443,300       6,815,738
  TVX Gold, Inc. (a)..............................        570,000       4,417,500
  Vaal Reefs Exploration & Mining Co., Ltd., ADR
    (South Africa)................................        350,000       2,165,625
  Western Deep Levels Ltd., ADR (South Africa)....         90,000       2,700,000
                                                                   --------------
                                                                       89,734,327
                                                                   --------------
HOUSING RELATED -- 0.1%
  TJ International, Inc...........................         19,900         462,675
                                                                   --------------
MINERAL RESOURCES -- 1.0%
  CRA Ltd., ADR (Australia).......................         70,627       4,431,562
                                                                   --------------
NON-FERROUS METALS -- 8.5%
  Cameco Corp.....................................        166,300       6,661,707
  Comalco Ltd., ADR (Australia)...................        134,900       3,525,058
  Inco Ltd........................................        134,000       4,271,250
  Potash Corp. of Saskatchewan, Inc. (Canada).....        160,000      13,600,000
  Westaim Corp....................................        705,576       2,085,066
  Westmin Resources Ltd...........................        600,000       2,911,346
  WMC Ltd. ADR, (South Africa) (a)................        178,100       4,474,762
                                                                   --------------
                                                                       37,529,189
                                                                   --------------
OIL SERVICES -- 9.6%
  3-D Geophysical, Inc. (a).......................        240,000       2,160,000
  Bouyges Offshore SA, ADR (France) (a)...........        119,900       1,543,713
  Coflexip, ADR (France)..........................        289,499       7,599,349
  CS Resources Ltd................................        514,000       4,875,593
  Dawson Production Services, Inc. (a)............        273,700       4,242,350
  J. Ray McDermott International, SA (a)..........        184,200       4,052,400
  Precision Drilling Corp. (a)....................         78,700       2,734,825
  Stolt Comex Seaway, SA (a)......................        209,000       3,579,125
  Tesco Corp. (a).................................        293,800       3,880,175
  Weatherford Enterra, Inc. (a)...................        253,174       7,595,220
                                                                   --------------
                                                                       42,262,750
                                                                   --------------
PLATINUM -- 3.2%
  Stillwater Mining Co. (a).......................        780,800      14,152,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $335,622,627)............................................     408,595,323
                                                                   --------------

PREFERRED STOCKS -- 3.9%
EXPLORATION & PRODUCTION -- 2.3%
  Mesa, Inc.......................................      1,606,087      10,238,803
                                                                   --------------

                                      B50

DECEMBER 31, 1996

                                                                       VALUE
PREFERRED STOCKS (CONTINUED)                           SHARES         (NOTE 2)
                                                    -------------  --------------
GOLD -- 0.8%
  Amax Gold, Inc. (Conv.), Series B...............         47,500  $    2,499,688
  Freeport - McMoRan Copper & Gold, Inc...........         57,000         969,000
                                                                   --------------
                                                                        3,468,688
                                                                   --------------
NON-FERROUS METALS -- 0.8%
  Hecla Mining Co. (Cum. Conv.), Series B.........         82,700       3,638,800
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $12,022,998).............................................      17,346,291
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
CONVERTIBLE BONDS -- 0.9%                               (000)
                                                    -------------
GOLD
  Coeur d'Alene Mines Corp.,
    6.375%, 01/31/04
    (cost $3,939,987).............................  $       4,099       3,832,565
                                                                   --------------

TOTAL LONG-TERM INVESTMENTS
  (cost $351,585,612)............................................     429,774,179
                                                                   --------------

SHORT-TERM INVESTMENT -- 1.9%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97
    (cost $8,214,000) (Note 5)....................          8,214       8,214,000
                                                                   --------------

TOTAL INVESTMENTS -- 99.9%
  (cost $359,799,612; Note 6)....................................     437,988,179
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%............................................         397,059
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  438,385,238
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)          Non-income
             producing
             security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B51

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock: Money Market Portfolio, Diversified Bond Portfolio, Government Income Portfolio, Zero Coupon Bond 2000 Portfolio, Zero Coupon Bond 2005 Portfolio, Conservative Balanced Portfolio, Flexible Managed Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Equity Income Portfolio, Equity Portfolio, Prudential Jennison Portfolio, Small Capitalization Stock Portfolio, Global Portfolio and Natural Resources Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION:   The  books and records  of the  Series Fund  are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses -at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes

                                      B52
in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

                                      B53

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective portfolios on the basis of relative net assets.

CUSTODY FEE CREDITS: The Series Fund, exclusive of the Global Portfolio, has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Fund. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gain (loss) daily. Each other Portfolio will declare and distribute dividends from net investment income and distributions from net realized gains, if any, twice a year. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the fiscal year ended December 31, 1996, the application of this statement increased (decreased) paid-in capital in excess of par (PC), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("G/L") by the following amounts:

                                                  PC           UNI          G/L
                                              -----------  -----------  -----------
Diversified Bond Portfolio..................  $(7,574,364) $  (617,274) $ 8,191,638
Government Income Portfolio.................      (16,529)  (1,481,055)   1,497,584
Zero Coupon Bond 2000 Portfolio.............      (49,536)      49,665        (129)
Conservative Balanced Portfolio.............  (15,661,578)   3,079,619   12,581,959
Flexible Managed Portfolio..................  (31,413,181)   8,052,179   23,361,002
High Yield Portfolio........................   (3,589,971)   2,838,653      751,318
Stock Index Portfolio.......................     (937,091)     448,481      488,610
Equity Income Portfolio.....................   (3,889,621)  11,442,266  (7,552,645)
Equity Portfolio............................  (10,995,498)   6,099,985    4,895,513
Prudential Jennison Portfolio...............           --      130,598    (130,598)
Global Portfolio............................     (373,014)   5,985,915  (5,612,901)
Natural Resources Portfolio.................      (39,838)     (86,067)     125,905

Net investment income, net realized gains and net assets were not affected by these reclassifications.

                                      B54

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. In addition, The Prudential has entered into a subadvisory agreement with Jennison Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. The Prudential compensates Jennison for its services as follows: 0.75% on the first $10 million of that Portfolio's average daily net assets, 0.50% on the next $30 million, 0.35% on the next $25 million, 0.25% on the next $335 million, 0.22% on the next $600 million and 0.20% thereafter. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolios' average daily net assets:

                        Fund                            Investment Advisory Fee
Money Market Portfolio..............................               0.40%
Diversified Bond Portfolio..........................               0.40
Government Income Portfolio.........................               0.40
Zero Coupon Bond 2000 Portfolio.....................               0.40
Zero Coupon Bond 2005 Portfolio.....................               0.40
Conservative Balanced Portfolio.....................               0.55
Flexible Managed Portfolio..........................               0.60
High Yield Bond Portfolio...........................               0.55
Stock Index Portfolio...............................               0.35
Equity Income Portfolio.............................               0.40
Equity Portfolio....................................               0.45
Prudential Jennison Portfolio.......................               0.60
Small Capitalization Stock Portfolio................               0.40
Global Portfolio....................................               0.75
Natural Resources Portfolio.........................               0.45

The Prudential has agreed to refund to a Portfolio (other than the Global Portfolio), the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1996.

PIC and Jennison are indirect, wholly-owned subsidiaries of The Prudential.

                                      B55

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1996, Prudential Securities Incorporated, an indirect, wholly owned subsidiary of The Prudential, earned $961,524 in brokerage commissions from transactions executed on behalf of the Series Fund as follows:

                             Fund                                 Commission
Conservative Balanced Portfolio................................   $ 120,976
Flexible Managed Portfolio.....................................     582,317
Equity Income Portfolio........................................      66,311
Equity Portfolio...............................................     165,924
Global Portfolio...............................................      19,388
Natural Resources Portfolio....................................       6,608
                                                                 ------------
                                                                  $ 961,524

As of December 31, 1996, The Prudential had investments of $14,361,824 in the Prudential Jennison Portfolio and $14,367,378 in the Small Capitalization Stock Portfolio.

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The portfolios of the Series Fund (excluding Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $868,381,000 as of December 31, 1996. The Portfolios of the Series Fund with cash invested in the joint account had the following principal amounts and percentage participation in the account:

                                                         Principal     Percentage
                                                          Amount        Interest
                                                       -------------  ------------
Diversified Bond Portfolio...........................  $  15,414,000        1.78%
Government Income Portfolio..........................      6,517,000        0.75
Zero Coupon Bond 2000 Portfolio......................        296,000        0.03
Conservative Balanced Portfolio......................     22,692,000        2.61
Flexible Managed Portfolio...........................     70,099,000        8.07
High Yield Bond Portfolio............................     31,450,000        3.62
Stock Index Portfolio................................     53,762,000        6.19
Equity Income Portfolio..............................     33,746,000        3.89
Equity Portfolio.....................................    599,921,000       69.09
Prudential Jennison Portfolio........................     10,688,000        1.23
Small Capitalization Stock Portfolio.................     15,582,000        1.79
Natural Resources Portfolio..........................      8,214,000        0.95
                                                       -------------  ------------
                                                       $ 868,381,000      100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 6.75%, in the principal amount of $265,000,000, repurchase price $265,099,375, due 1/2/97. The value of the collateral including accrued interest was $270,501,866.

Goldman, Sachs & Co., Inc., 5.85%, in the principal amount of $73,381,000, repurchase price $73,404,849, due 1/2/97. The value of the collateral including accrued interest was $75,883,443.

Smith Barney, Inc., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,820,275.

UBS Securities Corp., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,302,336.

The weighted average interest rate of these repurchase agreements was 6.613%.

                                      B56

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchase and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1996 were as follows:

Cost of Purchases:

                                                   ZERO         ZERO                                          HIGH
                    DIVERSIFIED    GOVERNMENT     COUPON       COUPON      CONSERVATIVE      FLEXIBLE        YIELD
                        BOND         INCOME        2000         2005         BALANCED        MANAGED          BOND
                    ------------  ------------  -----------  -----------  --------------  --------------  ------------
Debt Securities...  $1,474,912,068 $473,601,266 $22,217,643  $ 5,528,123  $10,348,623,701 $7,818,989,849  $343,629,174
Equity
  Securities......       0             0             0            0       $  524,839,665  $2,661,774,273  $ 10,633,778

                                                                              SMALL
                       STOCK         EQUITY                  PRUDENTIAL   CAPITALIZATION                    NATURAL
                       INDEX         INCOME       EQUITY      JENNISON        STOCK           GLOBAL       RESOURCES
                    ------------  ------------  -----------  -----------  --------------  --------------  ------------
Debt Securities...       0        $ 37,152,915       0            0             0               0              0
Equity
  Securities......  $322,878,792  $282,895,367  $644,784,097 $203,871,305 $   87,947,226  $  271,345,027  $179,453,886

Proceeds From Sales:

                                                   ZERO         ZERO                                          HIGH
                    DIVERSIFIED    GOVERNMENT     COUPON       COUPON      CONSERVATIVE      FLEXIBLE        YIELD
                        BOND         INCOME        2000         2005         BALANCED        MANAGED          BOND
                    ------------  ------------  -----------  -----------  --------------  --------------  ------------
Debt Securities...  $1,351,233,287 $433,921,140 $ 3,706,830  $ 2,335,050  $9,086,693,898  $7,188,296,334  $319,599,876
Equity
  Securities......       0             0             0            0       $  797,513,299  $2,656,626,154  $  8,018,168

                                                                              SMALL
                       STOCK         EQUITY                  PRUDENTIAL   CAPITALIZATION                    NATURAL
                       INDEX         INCOME       EQUITY      JENNISON        STOCK           GLOBAL       RESOURCES
                    ------------  ------------  -----------  -----------  --------------  --------------  ------------
Debt Securities...       0        $ 44,135,081       0            0             0               0              0
Equity
  Securities......  $ 13,326,025  $197,334,087  $653,768,417 $61,951,658  $   10,754,845  $  187,932,378  $130,313,128

Transactions in options written during the fiscal year ended December 31, 1996 were as follows:

                               NATURAL RESOURCES
                            ------------------------
                              CALL OPTIONS WRITTEN
                            ------------------------
                             NUMBER OF    PREMIUMS
                             CONTRACTS    RECEIVED
                            -----------  -----------
Options outstanding at
  December 31, 1995.......         440    $ 163,675
Options written...........         134       43,147
Options terminated in
  closing purchase
  transactions............        (574)    (206,822)
                            -----------  -----------
Options outstanding at
  December 31, 1996.......       0            0
                            -----------  -----------
                            -----------  -----------

The federal income tax basis and unrealized appreciation/depreciation of the Fund's investments as of December 31, 1996 were as follows:

                                                                    ZERO           ZERO
                                   DIVERSIFIED    GOVERNMENT       COUPON         COUPON       CONSERVATIVE      FLEXIBLE
                                      BOND          INCOME          2000           2005          BALANCED        MANAGED
                                  -------------  -------------  -------------  -------------  --------------  --------------
Gross Unrealized Appreciation...   $16,153,798    $  6,581,659   $  2,208,685   $ 1,997,518    $413,912,093    $610,666,412
Gross Unrealized Depreciation...     1,997,928       4,229,749             --        89,880      67,562,846      36,056,964
Total Net Unrealized............    14,155,870       2,351,910      2,208,685     1,907,638     346,349,247     574,609,448
Tax Basis.......................   729,283,625     474,449,592     42,593,668    23,876,529   4,192,119,381   4,406,819,646

                                                                                                  SMALL
                                      STOCK         EQUITY                      PRUDENTIAL    CAPITALIZATION
                                      INDEX         INCOME         EQUITY        JENNISON         STOCK           GLOBAL
                                  -------------  -------------  -------------  -------------  --------------  --------------
Gross Unrealized Appreciation...   $546,264,662   $297,676,452  1$,153,620,111  $31,401,080    $ 22,262,161    $127,364,695
Gross Unrealized Depreciation...    13,128,946      53,301,876     71,614,946     6,675,173       6,974,999      16,756,986
Total Net Unrealized............   533,135,716     244,374,576  1,082,005,165    24,725,907      15,287,162     110,607,709
Tax Basis.......................  1,054,512,494  1,107,858,205  3,719,947,601   205,701,495     136,009,633     460,604,792

                                       HIGH
                                      YIELD
                                       BOND
                                  --------------
Gross Unrealized Appreciation...   $ 20,260,380
Gross Unrealized Depreciation...      8,960,353
Total Net Unrealized............     11,300,027
Tax Basis.......................    415,325,778

                                     NATURAL
                                    RESOURCES
                                  --------------
Gross Unrealized Appreciation...   $ 90,880,549
Gross Unrealized Depreciation...     12,691,982
Total Net Unrealized............     78,188,567
Tax Basis.......................    359,799,612

For federal income tax purposes, the following Porfolios had post-October deferred losses during 1996 and capital loss carryforwards utilized during 1996 and available to offset future realized capital gains:

                                                                 CAPITAL
                             POST OCTOBER    CAPITAL LOSSES       LOSSES
                                LOSSES        CARRYFORWARDS    CARRYFORWARDS  EXPIRATION
                               DEFERRED     UTILIZED IN 1996    AVAILABLE        DATE
                            --------------  -----------------  ------------  -------------
Government Income
  Portfolio...............             --      $14,658,101      $7,917,291     12/31/2003
High Yield Bond
  Portfolio...............   $  2,303,758          818,030         972,998     12/31/1999
                                                                 3,273,984     12/31/2002
                                                                15,084,494     12/31/2003
                                                               ------------
                                                                19,331,476
Prudential Jennison
  Portfolio...............             --               --       2,160,575     12/31/2004
Natural Resources
  Portfolio...............         31,622               --              --             --

                                      B57

        FINANCIAL HIGHLIGHTS

                                                       MONEY MARKET
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  10.00   $  10.00  $  10.00  $  10.00  $  10.00
                                     --------   --------  --------  --------  --------
Income From Investment Operations:
Net investment income and net
  realized gains...................      0.51       0.56      0.40      0.29      0.37
Dividends and distributions........     (0.51)     (0.56)    (0.40)    (0.29)    (0.37)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  10.00   $  10.00  $  10.00  $  10.00  $  10.00
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RATE OF
  RETURN:(B).......................      5.22%      5.80%     4.05%     2.95%     3.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $668.8     $613.3    $583.3    $474.7    $528.7
Ratios to average net assets:
  Expenses.........................      0.44%      0.44%     0.47%     0.45%     0.47%
  Net investment income............      5.10%      5.64%     4.02%     2.90%     3.72%

                                                     DIVERSIFIED BOND
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  11.31   $  10.04  $  11.10  $  10.83  $  11.00
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.76       0.76      0.68      0.68      0.76
Net realized and unrealized gains
  (losses) on investments..........     (0.27)      1.29     (1.04)     0.40      0.01
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      0.49       2.05     (0.36)     1.08      0.77
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................     (0.73)     (0.75)    (0.68)    (0.66)    (0.72)
Distributions from net realized
  gains............................        --      (0.03)    (0.02)    (0.15)    (0.22)
                                     --------   --------  --------  --------  --------
    Total distributions............     (0.73)     (0.78)    (0.70)    (0.81)    (0.94)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  11.07   $  11.31  $  10.04  $  11.10  $  10.83
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........      4.40%     20.73%    (3.23%)    10.13%     7.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $720.2     $655.8    $541.6    $576.2    $428.8
Ratios to average net assets:
  Expenses.........................      0.45%      0.44%     0.45%     0.46%     0.47%
  Net investment income............      6.89%      7.00%     6.41%     6.05%     6.89%
Portfolio turnover rate............       210%       199%       32%       41%       61%

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B58

        FINANCIAL HIGHLIGHTS

                                                     GOVERNMENT INCOME
                                     --------------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31,
                                     --------------------------------------------------
                                       1996     1995(A)   1994(A)    1993(A)   1992(A)
                                     --------   --------  --------   --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  11.72   $  10.46  $  11.78   $  11.09  $  11.13
                                     --------   --------  --------   --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.75       0.74      0.70       0.70      0.73
Net realized and unrealized gains
  (losses) on investments..........     (0.51)      1.28     (1.31)      0.68     (0.09)
                                     --------   --------  --------   --------  --------
    Total from investment
    operations.....................      0.26       2.02     (0.61)      1.38      0.64
                                     --------   --------  --------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................     (0.74)     (0.76)    (0.71)     (0.64)    (0.59)
Distributions from net realized
  gains............................        --         --        --      (0.05)    (0.09)
                                     --------   --------  --------   --------  --------
    Total distributions............     (0.74)     (0.76)    (0.71)     (0.69)    (0.68)
                                     --------   --------  --------   --------  --------
Net Asset Value, end of year.......  $  11.22   $  11.72  $  10.46   $  11.78  $  11.09
                                     --------   --------  --------   --------  --------
                                     --------   --------  --------   --------  --------
TOTAL INVESTMENT RETURN:(B)........      2.22%     19.48%    (5.16%)    12.56%     5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $482.0     $501.8    $487.6     $540.1    $315.5
Ratios to average net assets:
  Expenses.........................      0.46%      0.45%     0.45%      0.46%     0.53%
  Net investment income............      6.38%      6.55%     6.30%      5.91%     6.58%
Portfolio turnover rate............        95%       195%       34%        19%       81%

                                                   ZERO COUPON BOND 2000
                                     --------------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31,
                                     --------------------------------------------------
                                       1996     1995(A)   1994(A)    1993(A)   1992(A)
                                     --------   --------  --------   --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  13.27   $  11.86  $  13.72   $  12.55  $  12.40
                                     --------   --------  --------   --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.55       0.59      0.92       0.85      0.89
Net realized and unrealized gains
  (losses) on investments..........     (0.36)      1.95     (1.91)      1.16      0.14
                                     --------   --------  --------   --------  --------
    Total from investment
    operations.....................      0.19       2.54     (0.99)      2.01      1.03
                                     --------   --------  --------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................     (0.54)     (0.60)    (0.85)     (0.84)    (0.88)
Distributions from net realized
  gains............................        --      (0.53)    (0.02)     (0.01)       --
                                     --------   --------  --------   --------  --------
    Total distributions............     (0.54)     (1.13)    (0.87)     (0.84)    (0.88)
                                     --------   --------  --------   --------  --------
Net Asset Value, end of year.......  $  12.92   $  13.27  $  11.86   $  13.72  $  12.55
                                     --------   --------  --------   --------  --------
                                     --------   --------  --------   --------  --------
TOTAL INVESTMENT RETURN:(B)........      1.53%     21.56%    (7.18%)    16.15%     8.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................     $44.7      $25.3     $20.6      $22.2     $16.7
Ratios to average net assets:
  Expenses.........................      0.52%      0.48%     0.51%      0.62%     0.66%
  Net investment income............      4.88%      4.53%     6.69%      6.21%     7.24%
Portfolio turnover rate............        13%        71%        9%         1%       --

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B59

        FINANCIAL HIGHLIGHTS

                                                   ZERO COUPON BOND 2005
                                     --------------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31,
                                     --------------------------------------------------
                                       1996     1995(A)   1994(A)    1993(A)   1992(A)
                                     --------   --------  --------   --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  13.19   $  10.74  $  12.68   $  11.03  $  10.87
                                     --------   --------  --------   --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.66       0.66      0.75       0.77      0.80
Net realized and unrealized gains
  (losses) on investments..........     (0.82)      2.73     (1.97)      1.62      0.21
                                     --------   --------  --------   --------  --------
    Total from investment
    operations.....................     (0.16)      3.39     (1.22)      2.39      1.01
                                     --------   --------  --------   --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.64)     (0.65)    (0.72)     (0.74)    (0.79)
Distributions from net realized
  gains............................     (0.14)     (0.29)       --         --     (0.06)
                                     --------   --------  --------   --------  --------
    Total distributions............     (0.78)     (0.94)    (0.72)     (0.74)    (0.85)
                                     --------   --------  --------   --------  --------
Net Asset Value, end of year.......  $  12.25   $  13.19  $  10.74   $  12.68  $  11.03
                                     --------   --------  --------   --------  --------
                                     --------   --------  --------   --------  --------
TOTAL INVESTMENT RETURN:(B)........     (1.01%)    31.85%    (9.61%)    21.94%     9.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................     $25.8      $23.6     $16.5      $14.5      $9.8
Ratios to average net assets:
  Expenses.........................      0.53%      0.49%     0.60%      0.66%     0.75%
  Net investment income............      5.42%      5.32%     6.53%      6.17%     7.46%
Portfolio turnover rate............        10%        69%        6%         4%       11%

                                                   CONSERVATIVE BALANCED
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  15.31   $  14.10  $  14.91  $  14.24  $  14.32
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.66       0.63      0.53      0.49      0.56
Net realized and unrealized gains
  (losses) on investments..........      1.24       1.78     (0.68)     1.23      0.41
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      1.90       2.41     (0.15)     1.72      0.97
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.66)     (0.64)    (0.51)    (0.47)    (0.54)
Distributions from net realized
  gains............................     (1.03)     (0.56)    (0.15)    (0.58)    (0.51)
                                     --------   --------  --------  --------  --------
    Total distributions............     (1.69)     (1.20)    (0.66)    (1.05)    (1.05)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  15.52   $  15.31  $  14.10  $  14.91  $  14.24
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     12.63%     17.27%    (0.97%)    12.20%     6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,478.8   $3,940.8  $3,501.1  $3,103.2  $2,114.0
Ratios to average net assets:
  Expenses.........................      0.59%      0.58%     0.61%     0.60%     0.62%
  Net investment income............      4.13%      4.19%     3.61%     3.22%     3.88%
Portfolio turnover rate............       295%       201%      125%       79%       62%
Average commission rate paid per
  share............................   $0.0554        N/A       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B60

        FINANCIAL HIGHLIGHTS

                                                     FLEXIBLE MANAGED
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  17.86   $  15.50  $  16.96  $  16.01  $  16.29
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.57       0.56      0.47      0.57      0.58
Net realized and unrealized gains
  (losses) on investments..........      1.79       3.15     (1.02)     1.88      0.61
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      2.36       3.71     (0.55)     2.45      1.19
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.58)     (0.56)    (0.45)    (0.57)    (0.56)
Distributions from net realized
  gains............................     (1.85)     (0.79)    (0.46)    (0.93)    (0.91)
                                     --------   --------  --------  --------  --------
    Total distributions............     (2.43)     (1.35)    (0.91)    (1.50)    (1.47)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  17.79   $  17.86  $  15.50  $  16.96  $  16.01
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     13.64%     24.13%    (3.16%)    15.58%     7.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,896.9   $4,261.2  $3,481.5  $3,292.2  $2,435.6
Ratios to average net assets:
  Expenses.........................      0.64%      0.63%     0.66%     0.66%     0.67%
  Net investment income............      3.07%      3.30%     2.90%     3.30%     3.63%
Portfolio turnover rate............       233%       173%      124%       63%       59%
Average commission rate paid per
  share............................   $0.0563        N/A       N/A       N/A       N/A

                                                     HIGH YIELD BOND
                                    -------------------------------------------------
                                                       YEAR ENDED
                                                      DECEMBER 31,
                                    -------------------------------------------------
                                      1996     1995(A)   1994(A)   1993(A)   1992(A)
                                    --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year............................. $   7.80   $   7.37  $   8.41  $   7.72  $   7.21
                                    --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............     0.80       0.81      0.87      0.82      0.82
Net realized and unrealized gains
  (losses) on investments..........     0.06       0.46     (1.10)     0.63      0.42
                                    --------   --------  --------  --------  --------
    Total from investment
    operations.....................     0.86       1.27     (0.23)     1.45      1.24
                                    --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................    (0.78)     (0.84)    (0.81)    (0.76)    (0.73)
Dividends in excess of net
  investment income................    (0.01)        --        --        --        --
                                    --------   --------  --------  --------  --------
    Total distributions............    (0.79)     (0.84)    (0.81)    (0.76)    (0.73)
                                    --------   --------  --------  --------  --------
Net Asset Value, end of year....... $   7.87   $   7.80  $   7.37  $   8.41  $   7.72
                                    --------   --------  --------  --------  --------
                                    --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........    11.39%     17.56%    (2.72%)    19.27%    17.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................   $432.9     $367.9    $306.2    $282.9    $153.7
Ratios to average net assets:
  Expenses.........................     0.63%      0.61%     0.65%     0.65%     0.70%
  Net investment income............     9.89%     10.34%     9.88%     9.91%    10.67%
Portfolio turnover rate............       88%       139%       69%       96%       75%

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B61

        FINANCIAL HIGHLIGHTS

                                                         STOCK INDEX
                                      -------------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31,
                                      -------------------------------------------------
                                        1996    1995(A)    1994(A)   1993(A)   1992(A)
                                      --------  --------   --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................   $  19.96  $  14.96   $  15.20  $  14.22  $  13.61
                                      --------  --------   --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............       0.40      0.40       0.38      0.36      0.35
Net realized and unrealized gains
  (losses) on investments..........       4.06      5.13      (0.23)     1.00      0.60
                                      --------  --------   --------  --------  --------
    Total from investment
    operations.....................       4.46      5.53       0.15      1.36      0.95
                                      --------  --------   --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................      (0.40)    (0.38)     (0.37)    (0.35)    (0.33)
Distributions from net realized
  gains............................      (0.28)    (0.15)     (0.02)    (0.03)    (0.01)
                                      --------  --------   --------  --------  --------
    Total distributions............      (0.68)    (0.53)     (0.39)    (0.38)    (0.34)
                                      --------  --------   --------  --------  --------
Net Asset Value, end of year.......   $  23.74  $  19.96   $  14.96  $  15.20  $  14.22
                                      --------  --------   --------  --------  --------
                                      --------  --------   --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........      22.57%    37.06%      1.01%     9.66%     7.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................   $1,581.4  $1,031.3     $664.5    $615.1    $433.5
Ratios to average net assets:
  Expenses.........................       0.40%     0.38%      0.42%     0.42%     0.46%
  Net investment income............       1.95%     2.27%      2.50%     2.43%     2.56%
Portfolio turnover rate............          1%        1%         2%        1%        1%
Average commission rate paid per
  share............................    $0.0250       N/A        N/A       N/A       N/A

                                                       EQUITY INCOME
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year   $  16.27   $  14.48  $  15.66  $  13.67  $  13.21
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.58       0.64      0.67      0.55      0.58
Net realized and unrealized gains
  (losses) on investments..........      2.88       2.50     (0.45)     2.46      0.72
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      3.46       3.14      0.22      3.01      1.30
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.71)     (0.62)    (0.56)    (0.50)    (0.52)
Distributions from net realized
  gains............................     (0.51)     (0.73)    (0.82)    (0.52)    (0.32)
                                     --------   --------  --------  --------  --------
    Total distributions............     (1.22)     (1.35)    (1.38)    (1.02)    (0.84)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  18.51   $  16.27  $  14.48  $  15.66  $  13.67
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     21.74%     21.70%     1.44%    22.28%    10.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $1,363.5   $1,110.0    $859.7    $602.8    $234.4
Ratios to average net assets:
  Expenses.........................      0.45%      0.43%     0.52%     0.54%     0.57%
  Net investment income............      3.36%      4.00%     3.92%     3.56%     4.32%
Portfolio turnover rate............        21%        64%       63%       41%       40%
Average commission rate paid per
  share............................   $0.0553        N/A       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B62

        FINANCIAL HIGHLIGHTS

                                                          EQUITY
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  25.64   $  20.66  $  21.49  $  18.90  $  17.91
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.71       0.55      0.51      0.42      0.44
Net realized and unrealized gains
  (losses) on investments..........      3.88       5.89      0.05      3.67      2.05
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      4.59       6.44      0.56      4.09      2.49
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.67)     (0.52)    (0.49)    (0.40)    (0.44)
Distributions from net realized
  gains............................     (2.60)     (0.94)    (0.90)    (1.10)    (1.06)
                                     --------   --------  --------  --------  --------
    Total distributions............     (3.27)     (1.46)    (1.39)    (1.50)    (1.50)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  26.96   $  25.64  $  20.66  $  21.49  $  18.90
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     18.52%     31.29%     2.78%    21.87%    14.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,814.0   $3,813.8  $2,617.8  $2,186.5  $1,416.6
Ratios to average net assets:
  Expenses.........................      0.50%      0.48%     0.55%     0.53%     0.53%
  Net investment income............      2.54%      2.28%     2.39%     1.99%     2.33%
Portfolio turnover rate............        20%        18%        7%       13%       16%
Average commission rate paid per
  share............................   $0.0524        N/A       N/A       N/A       N/A

                                     PRUDENTIAL JENNISON
                                     -------------------
                                                 APRIL
                                                  25,
                                       YEAR     1995(D)
                                      ENDED        TO
                                     DECEMBER   DECEMBER
                                     31, 1996   31, 1995
                                     --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  period                             $12.55     $10.00
                                     --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............  0.02       0.02
Net realized and unrealized gains
  (losses) on investments..........  1.78       2.54
                                     --------   --------
    Total from investment
    operations.....................  1.80       2.56
                                     --------   --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................  (0.03)     (0.01)
Distributions from net realized
  gains............................   --         --
                                     --------   --------
    Total distributions............  (0.03)     (0.01)
                                     --------   --------
Net Asset Value, end of period.....  $14.32     $12.55
                                     --------   --------
                                     --------   --------
TOTAL INVESTMENT RETURN:(B)........   14.41%     24.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)........................ $226.5      $63.1
Ratios to average net assets:
  Expenses.........................    0.66%      0.79%(c)
  Net investment income............    0.20%      0.15%(c)
Portfolio turnover rate............      46%        37%
Average commission rate paid per
  share............................   $0.0603      N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total return for periods of less than one year are not annualized.

(c) Annualized.

(d) Commencement of operations.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B63

        FINANCIAL HIGHLIGHTS

                                            SMALL
                                       CAPITALIZATION
                                            STOCK
                                     -------------------
                                                 APRIL
                                                  25,
                                       YEAR     1995(D)
                                      ENDED        TO
                                     DECEMBER   DECEMBER
                                     31, 1996   31, 1995
                                     --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  period...........................  $11.83     $10.00
                                     --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............  0.09       0.08
Net realized and unrealized gains
  (losses) on investments..........  2.23       1.91
                                     --------   --------
    Total from investment
    operations.....................  2.32       1.99
                                     --------   --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................  (0.09)     (0.04)
Distributions from net realized
  gains............................  (0.27)     (0.12)
                                     --------   --------
    Total distributions............  (0.36)     (0.16)
                                     --------   --------
Net Asset Value, end of period.....  $13.79     $11.83
                                     --------   --------
                                     --------   --------
TOTAL INVESTMENT RETURN:(B)........  19.77   %  19.74   %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)........................  $147.9     $47.5
Ratios to average net assets:
  Expenses.........................  0.56    %  0.60    %(c)
  Net investment income............  0.87    %  0.68    %(c)
Portfolio turnover rate............   13     %   32     %
Average commission rate paid per
  share............................  $0.0307    N/A

                                                          GLOBAL
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year   $  15.53   $  13.88  $  14.64  $  10.37  $  10.79
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.11       0.06      0.02      0.02      0.05
Net realized and unrealized gains
  (losses) on investments..........      2.94       2.14     (0.74)     4.44     (0.42)
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      3.05       2.20     (0.72)     4.46     (0.37)
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.11)     (0.24)    (0.02)    (0.08)    (0.05)
Distributions from net realized
  gains............................     (0.62)     (0.31)    (0.02)    (0.11)       --
                                     --------   --------  --------  --------  --------
    Total distributions............     (0.73)     (0.55)    (0.04)    (0.19)    (0.05)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  17.85   $  15.53  $  13.88  $  14.64  $  10.37
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     19.97%     15.88%    (4.89%)    43.14%    (3.42%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $580.6     $400.1    $345.7    $129.1     $34.0
Ratios to average net assets:
  Expenses.........................      0.92%      1.06%     1.23%     1.44%     1.87%
  Net investment income............      0.64%      0.44%     0.20%     0.18%     0.49%
Portfolio turnover rate............        41%        59%       37%       55%       78%
Average commission rate paid per
  share............................   $0.0358        N/A       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B64

        FINANCIAL HIGHLIGHTS

                                                     NATURAL RESOURCES
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  17.27   $  14.44  $  15.56  $  12.95  $  12.45
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.15       0.21      0.18      0.23      0.32
Net realized and unrealized gains
  (losses) on investments..........      5.11       3.66     (0.85)     3.00      0.59
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      5.26       3.87     (0.67)     3.23      0.91
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.14)     (0.21)    (0.15)    (0.21)    (0.31)
Distributions from net realized
  gains............................     (2.62)     (0.83)    (0.30)    (0.41)    (1.00)
                                     --------   --------  --------  --------  --------
    Total distributions............     (2.76)     (1.04)    (0.45)    (0.62)    (0.41)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  19.77   $  17.27  $  14.44  $  15.56  $  12.95
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     30.88%     26.92%    (4.30%)    25.15%     7.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $438.4     $293.2    $227.3    $158.8     $77.5
Ratios to average net assets:
  Expenses.........................      0.52%      0.50%     0.61%     0.60%     0.72%
  Net investment income............      0.75%      1.25%     1.09%     1.50%     2.44%
Portfolio turnover rate............        36%        46%       18%       20%       29%
Average commission rate paid per
  share............................   $0.0454        N/A       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B52 THROUGH B57.

                                      B65

                    REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying Statements of Assets and Liabilities, including the Schedules of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of each of the fifteen portfolios, Money Market, Diversified Bond, Government Income, Zero Coupon Bond 2000, Zero Coupon Bond 2005, Conservative Balanced, Flexible Managed, High Yield Bond, Stock Index, Equity Income, Equity, Prudential Jennison, Small Capitalization Stock, Global and Natural Resources, that comprise The Prudential Series Fund, Inc. (collectively the "Portfolios") at December 31, 1996, the results of each of their operations, the changes in each of their net assets, and each of their financial highlights for the year ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
February 14, 1997


                                      B66

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE PRUDENTIAL SERIES FUND, INC.:

We have audited the accompanying statements of changes in net assets of the Money Market, Diversified Bond, Equity, Flexible Managed, Conservative Balanced, Zero Coupon Bond 2000, Zero Coupon Bond 2005, High Yield Bond, Stock Index, Equity Income, Natural Resources, Government Income and Global Portfolios of The Prudential Series Fund, Inc. for the year ended December 31, 1995, and the financial highlights contained in the prospectus for each of the periods presented in the nine years ended December 31, 1995. We also have audited the accompanying statement of changes in net assets and the financial highlights, of Small Capitalization Stock and Prudential Jennison Portfolios of The Prudential Series Fund, Inc. for the period April 25, 1995 (commencement of business) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the changes in net assets and the financial highlights of each of the respective portfolios of The Prudential Series Fund, Inc. for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Parsippany, New Jersey
February 15, 1996

                                      B67

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER           W. SCOTT McDONALD, JR.,    E. MICHAEL CAULFIELD,
  CHAIRMAN,                  PhD.                       CEO,
  THE PRUDENTIAL SERIES      EXECUTIVE VICE             PRUDENTIAL INVESTMENTS
  FUND, INC.                 PRESIDENT,                 PRESIDENT, THE
                             FAIRLEIGH DICKINSON        PRUDENTIAL SERIES FUND,
                             UNIVERSITY                 INC.

          SAUL K. FENSTER, PhD.              JOSEPH WEBER, PhD.
            PRESIDENT, NEW JERSEY              VICE PRESIDENT,
            INSTITUTE OF TECHNOLOGY            INTERCLASS
                                               (INTERNATIONAL
                                               CORPORATE LEARNING)

                                TAX INFORMATION

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1996) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1996, the Fund paid dividends as follows:

                              Ordinary Dividends
                                            Short-Term    Long-Term    Total
                                    Income Capital Gains Capital Gains Dividends

Money Market Portfolio             $  0.510                          $  0.510
Diversified Bond Portfolio            0.727                             0.727
Government Income Portfolio           0.740                             0.740
Zero Coupon Bond 2000 Portfolio       0.540                             0.540
Zero Coupon Bond 2005 Portfolio       0.639             $     0.138     0.777
Conservative Balanced Portfolio       0.661 $     0.047       0.980     1.688
Flexible Managed Portfolio            0.577       0.218       1.631     2.426
High Yield Bond Portfolio             0.793                             0.793
Stock Index Portfolio                 0.404       0.066       0.207     0.677
Equity Income Portfolio               0.711       0.121       0.384     1.216
Equity Portfolio                      0.671       0.319       2.282     3.272
Prudential Jennison Portfolio         0.030                             0.030
Small Capitalization Stock
Portfolio                             0.094       0.229       0.039     0.362
Global Portfolio                      0.107       0.082       0.546     0.735
Natural Resources Portfolio           0.138       0.226       2.392     2.756

                                      B68

                                                                 APPENDIX

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality.
    They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial paper:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


                                       C1

Standard & Poor's Rating Group describes its grades of corporate debt securities and its "A" commercial paper as follows:

Bonds:


AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

      Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.


Commercial paper:

      Commercial paper rated A by Standard & Poor's Rating Group has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                                       C2

THE PRUDENTIAL
SERIES FUND, INC.










                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 445-4571

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1997


THE PRUDENTIAL --------------------
SERIES FUND, INC.

THIS STATEMENT OF ADDITIONAL INFORMATION IS FOR USE ONLY WITH THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24.

The Prudential Series Fund, Inc. (the "Series Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its fifteen separate portfolios, each of which is, for investment purposes, in effect a separate fund. A separate class of capital stock is issued for each portfolio.

Shares of the Series Fund are currently sold only to separate accounts (the "Accounts") of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts (the "Contracts") issued by those Companies. The Accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The Accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

Unless otherwise indicated, this statement of additional information provides information only with respect to the seven portfolios of the Series Fund currently available to The Prudential Variable Contract Account-24.

                      ------------------------------------

This statement of additional information is not a prospectus and should be read in conjunction with the Series Fund's prospectus dated May 1, 1997 that is for use with The Prudential Variable Contract Account-24, which is available without charge upon written request to The Prudential Insurance Company of America, c/o Prudential Defined Contribution Services, 30 Scranton Office Park, Moosic, Pennsylvania 18507-1789, or by telephoning 1 (800) 458-6333.

                      ------------------------------------

                                    CONTENTS


                                                                                                            CROSS-REFERENCE TO
                                                                                              PAGE          PAGE IN PROSPECTUS
                                                                                              ----          ------------------
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
   GENERAL...............................................................................      1                    5
   WARRANTS..............................................................................      1
   OPTIONS ON STOCK, OPTIONS ON DEBT SECURITIES, OPTIONS ON STOCK INDICES,
      OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, AND OPTIONS ON
      FUTURES CONTRACTS..................................................................      1                   17
   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...........................................      4                   15
   INTEREST RATE SWAPS...................................................................      5
   ILLIQUID SECURITIES...................................................................      6

INVESTMENT RESTRICTIONS..................................................................      6                   22

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES..........................................      9                   22

OTHER INFORMATION CONCERNING THE SERIES FUND
   PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................     10                   26
   CUSTODIANS............................................................................     11
   EXPERTS...............................................................................     11
   LICENSES..............................................................................     12

MANAGEMENT OF THE SERIES FUND............................................................     13                    5

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC..................................     A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.................................     B1

APPENDIX: DEBT RATINGS...................................................................     C1

                        THE PRUDENTIAL SERIES FUND, INC.
                                Prudential Plaza
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 445-4571
PSF-2A Ed 5-97

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

GENERAL


The Prudential Variable Contract Account-24 may currently invest in seven portfolios of The Prudential Series Fund, Inc. (the "Series Fund"): the Diversified Bond Portfolio, the Government Income Portfolio, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the Stock Index Portfolio, the Equity Portfolio, and the Global Portfolio. The portfolios are managed by The Prudential Insurance Company of America ("Prudential") as discussed in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 9.

Each of the portfolios seeks to achieve a different investment objective. Accordingly, each portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objective of each of the Series Fund's seven portfolios currently available to The Prudential Variable Contract Account-24 can be found in INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the prospectus.

WARRANTS


The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may invest in warrants on common stocks. Warrants are options to buy a number of shares of stock at a predetermined price during a specified period. The risk associated with the purchase of a warrant is that the purchase price will be lost if the market price of the stock does not reach a level that justifies the exercise or sale of the warrant before it expires. From time to time, the Diversified Bond Portfolio may invest in debt securities that are offered together with warrants but only when the debt security meets the portfolio's investment criteria and the value of the warrant is relatively very small. If the warrant later becomes valuable, it may be sold or exercised.


OPTIONS ON STOCK, OPTIONS ON DEBT SECURITIES, OPTIONS ON STOCK INDICES, OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS

A. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE DIVERSIFIED BOND, GOVERNMENT INCOME, CONSERVATIVE BALANCED, FLEXIBLE MANAGED, EQUITY, AND GLOBAL PORTFOLIOS.

A portfolio will write only "covered" options on stock indices. A call option is covered if the portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a portfolio writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, cash equivalents or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, at least five "qualified securities", all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a portfolio writes a call on an index which is in-the-money at the time the call is written, the portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a securities exchange or listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") against which the portfolio has not written a stock call option and which has not been hedged by the portfolio by the sale of stock index futures. However, if the portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put option is covered if: (1) the portfolio holds in a segregated account cash, Treasury bills or other high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or
(2) the portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the portfolio in cash, Treasury bills or other liquid unencumbered assets in a segregated account with its custodian. In instances involving the purchase of futures contracts by a portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.

B. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE STOCK INDEX PORTFOLIO.

As explained in the prospectus, the Stock Index Portfolio seeks to duplicate the performance of the S&P 500 Index. The portfolio will be as fully invested in the S&P 500 Index stocks as is feasible in light of cash flow patterns and the cash requirements for efficiently investing in a unit of the basket of stocks comprising the S&P 500 Index. When the portfolio does have short-term investments, it may purchase stock index futures contracts in an effort to have the portfolio better mimic the performance of a fully invested portfolio. When the portfolio purchases stock index futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of futures is unleveraged. As with the other portfolios, the Board of Directors currently intends to limit futures trading so that the Stock Index Portfolio will not enter into futures contracts or related options if the aggregate initial margins and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options.

As an alternative to the purchase of a stock index futures contract, the portfolio may construct synthetic positions involving options on stock indices and options on stock index futures that are equivalent to such a long futures position. In particular, the portfolio may utilize "put/call combinations" as synthetic long stock index futures positions. A put/call combination is the simultaneous purchase of a call and the sale of a put with the same strike price and maturity. It is equivalent to a forward position and, if settled every day, is equivalent to a long futures position. When constructing put/call combinations, the portfolio will segregate cash or cash equivalents in a segregated account equal to the market value of the portfolio's forward position to collateralize the position and ensure that it is unleveraged.

C. RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.

A portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although these portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of options that result from privately negotiated transactions with broker-dealers ("OTC options") will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. While the portfolios will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Series Fund enters into OTC option transactions under the Board of Directors' general supervision.

D. RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDICES.

A portfolio's purchase and sale of options on stock indices will be subject to the same risks as stock options, described in the previous section. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the portfolio. It is the policy of the portfolios to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A portfolio will not purchase or sell any index option contract unless and until, in its manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are certain special risks associated with writing calls on stock indices. Because exercises of index options are settled in cash, a call writer such as a portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the portfolios will follow the "cover" procedures described in item A above.

Price movements in a portfolio's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a portfolio bears the risk that the price of the securities held by the portfolio may not increase as much as the index. In such event, the portfolio would bear a loss on the call which is not completely offset by movement in the price of the portfolio's equity securities. It is also possible that the index may rise when the portfolio's securities do not rise in value. If this occurred, the portfolio would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a portfolio has written a call, there is also a risk that the market may decline between the time the portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the portfolio is able to sell stocks in its portfolio. As with stock options, a portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the portfolio would be able to deliver the underlying securities in settlement, the portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options. For example, even if an index call which a portfolio has written is "covered" by an index call held by the portfolio with the same strike price, the portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the portfolio exercises the call it holds or the time the portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indices. If a portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

E. RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. Risks include those described in the prospectus under FOREIGN SECURITIES and OPTIONS ON FOREIGN CURRENCIES. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

F. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

There are several risks associated with a portfolio's use of futures contracts for hedging purposes. One such risk arises because of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indices, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in historical volatility, a portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. In addition, temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. Further, each portfolio's successful use of futures contracts is to some extent dependent on the ability of the portfolio manager to predict correctly movements in the direction of the market, interest rates and/or currency exchange rates.

The hours of trading of futures contracts may not conform to the hours during which the portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

G. RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS.

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indices, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As explained in the prospectus, the Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase debt and equity securities denominated in foreign currencies. To address the currency fluctuation risk that such investments entail, these portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the portfolios will thereby be served.

The portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

INTEREST RATE SWAPS

The Diversified Bond and Government Income Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a portfolio's exposure to long- or short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

ILLIQUID SECURITIES

Each portfolio available to The Prudential Variable Contract Account-24 may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the portfolio has valued them. Repurchase agreements with a maturity of greater than seven days are considered illiquid.

The portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the adviser must determine that the security is of equivalent quality; and (3) the adviser must consider the trading market for the specific security, taking into account all relevant factors. The adviser will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

                             INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

None of the portfolios available to The Prudential Variable Contract Account-24 will:

 1. Buy or sell real estate and mortgages, although the portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Diversified Stock and Balanced Portfolios may purchase and sell stock index futures contracts and related options; the Fixed Income Portfolios, the Global Portfolio, and the Balanced Portfolios may purchase and sell interest rate futures contracts and related options; and all portfolios (other than the Government Income Portfolio) may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.

 2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

 3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

 4. Make short sales of securities or maintain a short position, except that the Diversified Bond, Government Income, Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and except that the portfolios make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Balanced Portfolios, may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the money market portion of any portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Equity, Global, Flexible Managed and Conservative Balanced Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Series Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of the following options by the following portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin:
     Diversified Stock Portfolios other than the Stock Index Portfolio (options on equity securities, stock indices, foreign currencies); Stock Index Portfolio (options on stock indices); Balanced Portfolios (options on debt securities, equity securities, stock indices, foreign currencies); Diversified Bond Portfolio (options on debt securities, foreign currencies); Government Income Portfolio (options on debt securities). Collateral arrangements entered into by the Fixed Income Portfolios and the Balanced Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

 6. Enter into reverse repurchase agreements if, as a result, the portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may enter into reverse repurchase agreements and dollar rolls provided that the portfolio's obligations with respect to those instruments do not exceed 30% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).


 7. Pledge or mortgage assets, except that no more than 10% of the value of any portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.


 8. Lend money, except that loans of up to 10% of the value of each portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a portfolio in accordance with its investment objectives and policies.


 9. Underwrite the securities of other issuers, except where the Series Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that a portfolio may make pursuant to item 8 above.

10. Make an investment unless, when considering all its other investments, 75% of the value of a portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Series Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

11. Purchase securities of a company in any industry if, as a result of the purchase, a portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

12. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

The investments of the various portfolios currently available to The Prudential Variable Contract Account-24 are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each of these portfolios will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

 1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

 2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

 3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

 4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Series Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the portfolio.

Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios. For example, the Series Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries enumerated in item 2 of the Appendix to the prospectus. In addition, the Series Fund adheres to additional restrictions relating to such practices as the lending of securities, borrowing, and the purchase of put and call options, futures contracts, and derivative instruments on securities to comply with investment guidelines issued by the California Department of Insurance.

Current federal income tax laws require that the assets of each portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Series Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. See DIVIDENDS, DISTRIBUTIONS, AND TAXES in the prospectus. Prudential intends to maintain the assets of each portfolio pursuant to those diversification requirements.

                       INVESTMENT MANAGEMENT ARRANGEMENTS
                                  AND EXPENSES

Prudential is the investment advisor of the Series Fund. It is the largest insurance company in the United States. The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. More detailed information about Prudential and its role as investment advisor can be found in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the prospectus.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.

The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the portfolio. For the Diversified Bond and Government Income Portfolios that fee is equal to an annual rate of 0.4% of the average daily net assets of each of the portfolios. For the Equity Portfolio, the fee is equal to an annual rate of 0.45% of the average daily net assets of the portfolio. The fee for the Conservative Balanced Portfolio is equal to an annual rate of 0.55% of the average daily net assets of the portfolio. For the Flexible Managed Portfolio, the fee is equal to an annual rate of 0.6% of the average daily net assets of the portfolio. The fee for the Global Portfolio is equal to an annual rate of 0.75% of the average daily net assets of the portfolio. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment advisory services.


For the years 1996, 1995, and 1994, Prudential received a total of $94,962,866, $77,610,207, and $66,413,206, respectively, in investment management fees for all of the Series Fund's portfolios.


The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Series Fund, other than investor services and any daily Series Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Series Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.

Each portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective portfolios. Expenses that will be borne directly by the portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the Custodian and Transfer Agent, and other expenses attributable to a particular portfolio. Expenses that will be allocated among all portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, Securities and Exchange Commission fees, accounting costs, the fees and expenses of directors of the Series Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Series Fund. If the Series Fund is sued, litigation costs may be directly applicable to one or more portfolio or allocated on the basis of the size of the respective portfolios, depending upon the nature of the lawsuit. The Series Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to a portfolio (except the Global Portfolio) the portion of the investment management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses of that portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the portfolio's average daily net assets. There is no expense limitation or reimbursement provision for the Global Portfolio.

The Investment Advisory Agreement with Prudential was most recently approved by the Series Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on February 12, 1997 with respect to all portfolios available to The Prudential Variable Contract Account-24. The Investment Advisory Agreement was most recently approved by the shareholders in accordance with instructions from Contract owners and Participants at their 1989 annual meeting with respect to all portfolios available to The Prudential Variable

Contract Account-24. The Agreement will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Series Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each portfolio. The required shareholder approval of the Agreement shall be effective with respect to any portfolio if a majority of the voting shares of that portfolio vote to approve the Agreement, even if the Agreement is not approved by a majority of the voting shares of any other portfolio or by a majority of the voting shares of the entire Series Fund. The Agreement provides that it may not be assigned by Prudential and that it may be terminated upon 60 days' notice by the Series Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreement upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Series Fund at their 1989 annual meeting with respect to all portfolios available to The Prudential Variable Contract Account-24. The Service Agreement between Prudential and PIC will continue in effect as to the Series Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Series Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Series Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Series Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.

Prudential also serves as the investment advisor to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment advisor, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment advisor have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential is responsible for decisions to buy and sell securities, options on securities and indices, and futures and related options for the Series Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Series Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential.

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Series Fund will not deal with Prudential Securities Incorporated in any transaction in which Prudential Securities Incorporated acts as principal. Thus, it will not deal with Prudential Securities Incorporated if execution involves Prudential Securities Incorporated's acting as principal with respect to any part of the Series Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities Incorporated, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the Securities and Exchange Commission. This limitation, in the opinion of the Series Fund, will not significantly affect the portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Series Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities of the Series Fund, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Series Fund, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Series Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Series Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than Prudential Securities Incorporated, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Series Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Series Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, Prudential Securities Incorporated may act as a securities broker or futures commission merchant for the Series Fund. In order for Prudential Securities Incorporated to effect any portfolio transactions for the Series Fund, the commissions received by Prudential Securities Incorporated must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities Incorporated to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Series Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities Incorporated are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, Prudential Securities Incorporated may not retain compensation for effecting transactions on a national securities exchange for the Series Fund unless the Series Fund has expressly authorized the retention of such compensation in a written contract executed by the Series Fund and Prudential Securities Incorporated. Rule 11a2-2(T) provides that Prudential Securities Incorporated must furnish to the Series Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities Incorporated from transactions effected for the Series Fund during the applicable period. Brokerage and futures transactions with Prudential Securities Incorporated are also subject to such fiduciary standards as may be imposed by applicable law.


For the years 1996, 1995, and 1994, the Series Fund paid a total of $12,197,982, $11,607,197, and $11,579,886, respectively, in brokerage commissions. Of those amounts, $961,524, $899,739, and $560,155, for 1996, 1995, and 1994,
respectively, was paid out to Prudential Securities Incorporated. For 1996, the commissions paid to this affiliated broker constituted 7.9% of the total commissions paid by the Series Fund for that year. Transactions through this affiliated broker accounted for 7.9% of the aggregate dollar amount of transactions for the Series Fund involving the payment of commissions. These figures do include all of the Series Fund's portfolios, including portfolios not available to The Prudential Variable Contract Account-24.

CUSTODIANS

Chase Manhattan Bank, Chase Metro Tech Center, Brooklyn, NY 11245, is currently the custodian of the assets held by all the portfolios, except the Global Portfolio. On or about May 31, 1997, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, will become the custodian of the assets held by all the portfolios except the Global Portfolio. IFTC will also be the custodian of the assets held in connection with repurchase agreements entered into by the portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these portfolios. Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Series Fund's custodians employs subcustodians, who were approved by the directors of the Series Fund in accordance with regulations of the Securities and Exchange Commission, for the purpose of providing custodial service for the Series Fund's foreign assets held outside the United States. The directors of the Series Fund monitor the activities of the custodians and the subcustodians.


EXPERTS

The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the Series Fund's prospectus for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.

The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the Series Fund's prospectus for the years ended prior to 1996 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, NJ 07054-0319.


LICENSES

As part of the Investment Advisory Agreement, Prudential has granted the Series Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Series Fund's investment advisor. Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Series Fund of such notice, unless a majority of the outstanding voting securities of the Series Fund vote to continue the Agreement notwithstanding termination of the license.

The Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Series Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Series Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Series Fund or the Stock Index Portfolio. S&P has no obligation to take the needs of the Series Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Series Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Series Fund Shares.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE SERIES FUND, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                          MANAGEMENT OF THE SERIES FUND

The names of all directors and major officers of the Series Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is Prudential Plaza, Newark, New Jersey 07102-3777.

                          DIRECTORS OF THE SERIES FUND

MENDEL A. MELZER*, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993:
Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, President and Director--Chief Executive Officer of Prudential Investments since 1995; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.


W. SCOTT MCDONALD, JR., Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.


JOSEPH WEBER, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN COTE, Vice President--Vice President Prudential Investments since 1996; 1995 to 1996: Chief Operating Officer and Managing Director, Prudential Mutual Fund Investment Management; Prior to 1995: Senior Vice President and Treasurer of Prudential Mutual Funds.

THOMAS EARLY, Secretary--General Counsel, Mutual Funds and Annuities, Prudential Investments since 1996; 1994 to 1996: General Counsel, Prudential Retirement Services, Prudential Investments; Prior to 1994: Associate General Counsel and Chief Financial Services Counsel, Frank Russell Company.

I. EDWARD PRICE, Vice President--Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance; Prior to 1993: Senior Vice President and Company Actuary of Prudential.

EUGENE STARK, Comptroller, Principal Financial Officer and Treasurer--Vice President, Prudential Investments.

No director or officer of the Series Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Series Fund for services as one of its directors or officers. Each director of the Series Fund who is not an interested person of the Series Fund will receive a fee of $2,000 per year plus $200 per portfolio for each meeting of the Board attended and will be reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Series Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Series Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Series Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Series Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Series Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Series Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $729,261,513)............................  $  743,439,495
    Cash.......................................             457
    Interest and dividends receivable..........      11,451,464
    Receivable for investments sold short (Note
      2).......................................      26,546,678
                                                 --------------
      Total Assets.............................     781,438,094
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      33,940,503
    Investments sold short at value (proceeds
      $26,546,678 including accrued interest)
      (Note 2).................................      26,310,748
    Payable to investment adviser..............         721,625
    Accrued expenses...........................         150,054
    Payable for capital stock repurchased......          98,583
                                                 --------------
      Total Liabilities........................      61,221,513
                                                 --------------
  NET ASSETS...................................  $  720,216,581
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      650,871
      Paid-in capital, in excess of par........     699,963,944
                                                 --------------
                                                    700,614,815
    Undistributed net investment income........       2,057,193
    Accumulated net realized gains on
      investments..............................       3,130,661
    Net unrealized appreciation on
      investments..............................      14,413,912
                                                 --------------
    Net assets, December 31, 1996..............  $  720,216,581
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 65,087,090 outstanding shares of
      common stock (authorized 200,000,000
      shares)..................................  $        11.07
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $    49,692,559
    Dividends..................................           89,819
                                                 ---------------
                                                      49,782,378
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,713,429
    Shareholders' reports......................          205,000
    Accounting fees............................           85,000
    Custodian expense..........................           43,000
    Audit fees.................................           11,600
    Directors' fees............................            2,000
    Legal fees.................................              500
    Miscellaneous expenses.....................              332
                                                 ---------------
      Total expenses...........................        3,060,861
    Less: custodian fee credit.................           (5,308)
                                                 ---------------
      Net expenses.............................        3,055,553
                                                 ---------------
  NET INVESTMENT INCOME........................       46,726,825
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........        3,227,785
    Net change in unrealized appreciation on:
      Investments..............................      (19,084,958)
      Short sales..............................          235,930
                                                 ---------------
                                                     (18,849,028)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................      (15,621,243)
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    31,105,582
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     46,726,825     $    41,106,435
    Net realized gain on investments.......................................................          3,227,785           3,945,376
    Net change in unrealized appreciation on investments and short sales...................        (18,849,028)         65,195,088
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         31,105,582         110,246,899
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (44,766,756)        (40,773,047)
    Distributions from net realized capital gains..........................................                 --          (1,426,845)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (44,766,756)        (42,199,892)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [7,068,417 and 3,596,587 shares, respectively]......................         78,594,183          39,971,262
    Capital stock issued in reinvestment of dividends and distributions [4,117,675 and
     3,793,654 shares, respectively].......................................................         44,766,756          42,199,892
    Capital stock repurchased [(4,070,327) and (3,376,822) shares, respectively]...........        (45,319,610)        (36,030,334)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         78,041,329          46,140,820
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         64,380,155         114,187,827
  NET ASSETS:
    Beginning of year......................................................................        655,836,426         541,648,599
                                                                                             ------------------  -------------------
    End of year............................................................................   $    720,216,581     $   655,836,426
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $474,449,592)............................  $  476,801,502
    Cash.......................................             228
    Interest receivable........................       5,874,562
                                                 --------------
      Total Assets.............................     482,676,292
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         494,508
    Accrued expenses...........................         122,431
    Payable for capital stock repurchased......          23,913
                                                 --------------
      Total Liabilities........................         640,852
                                                 --------------
  NET ASSETS...................................  $  482,035,440
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      429,580
      Paid-in capital in excess of par.........     487,138,074
                                                 --------------
                                                    487,567,654
    Undistributed net investment income........          33,167
    Accumulated net realized losses on
      investments..............................      (7,917,291)
    Net unrealized appreciation on
      investments..............................       2,351,910
                                                 --------------
    Net assets, December 31, 1996..............  $  482,035,440
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 42,957,973 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        11.22
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $    33,508,051
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,957,623
    Shareholders' reports......................          175,000
    Accounting fees............................           95,000
    Custodian expense..........................           42,000
    Audit fees.................................            8,100
    Directors' fees............................            2,000
    Legal fees.................................              300
    Miscellaneous expenses.....................               37
                                                 ---------------
      Total expenses...........................        2,280,060
    Less: custodian fee credit.................          (14,020)
                                                 ---------------
      Net expenses.............................        2,266,040
                                                 ---------------
  NET INVESTMENT INCOME........................       31,242,011
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........       14,328,542
    Net change in unrealized appreciation on
      investments..............................      (35,068,717)
                                                 ---------------
  NET LOSS ON INVESTMENTS......................      (20,740,175)
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    10,501,836
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     31,242,011     $    31,463,453
    Net realized gain (loss) on investments................................................         14,328,542         (12,819,604)
    Net change in unrealized appreciation on investments...................................        (35,068,717)         66,364,196
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         10,501,836          85,008,045
                                                                                             ------------------  -------------------
  DIVIDENDS:
    Dividends from net investment income...................................................        (30,988,878)        (31,133,859)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [778,426 and 863,496 shares, respectively]..........................          8,926,475           9,888,081
    Capital stock issued in reinvestment of dividends [2,790,002 and 2,693,392 shares,
     respectively].........................................................................         30,988,878          31,133,859
    Capital stock repurchased [(3,428,037) and (7,346,525) shares, respectively]...........        (39,168,176)        (80,695,126)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............            747,177         (39,673,186)
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................        (19,739,865)         14,201,000
  NET ASSETS:
    Beginning of year......................................................................        501,775,305         487,574,305
                                                                                             ------------------  -------------------
    End of year............................................................................   $    482,035,440     $   501,775,305
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.


                                       A2

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,188,354,768)..........................  $4,538,468,628
    Receivable for investments sold short (Note
      2).......................................     111,621,197
    Interest and dividends receivable..........      44,683,414
    Receivable for investments sold............       1,376,096
                                                 --------------
      Total Assets.............................   4,696,149,335
                                                 --------------
  LIABILITIES
    Investments sold short at value (proceeds
      $111,621,197 including accrued interest)
      (Note 2).................................     110,481,637
    Payable for investments purchased..........      99,447,868
    Payable to investment adviser..............       6,126,182
    Accrued expenses...........................         768,878
    Bank overdraft.............................         453,239
    Payable for capital stock repurchased......          62,998
                                                 --------------
      Total Liabilities........................     217,340,802
                                                 --------------
  NET ASSETS...................................  $4,478,808,533
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,886,377
      Paid-in capital in excess of par.........   4,094,460,572
                                                 --------------
                                                  4,097,346,949
    Accumulated net realized gains on
      investments..............................      30,208,164
    Net unrealized appreciation on
      investments..............................     351,253,420
                                                 --------------
    Net assets, December 31, 1996..............  $4,478,808,533
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 288,637,703 outstanding shares
      of common stock (authorized 300,000,000
      shares)..................................  $        15.52
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $   174,514,843
    Dividends (net of $488,736 foreign
      withholding tax).........................       23,515,755
                                                 ---------------
                                                     198,030,598
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       23,052,572
    Shareholders' reports......................        1,367,000
    Custodian expense..........................          228,000
    Accounting fees............................          127,000
    Audit fees.................................           70,400
    Legal fees.................................            2,900
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              736
                                                 ---------------
      Total expenses...........................       24,850,608
    Less: custodian fee credit.................         (103,584)
                                                 ---------------
      Net expenses.............................       24,747,024
                                                 ---------------
  NET INVESTMENT INCOME........................      173,283,574
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      270,207,375
      Short sales..............................         (100,129)
                                                 ---------------
                                                     270,107,246
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       60,263,761
      Short sales..............................        1,139,560
                                                 ---------------
                                                      61,403,321
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      331,510,567
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   504,794,141
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    173,283,574     $   155,293,990
    Net realized gain on investments and short sales.......................................        270,107,246         167,342,297
    Net change in unrealized appreciation on investments and short sales...................         61,403,321         264,773,974
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        504,794,141         587,410,261
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (174,034,704)       (154,987,434)
    Dividends in excess of net investment income...........................................            (41,632)                 --
    Distributions from net realized capital gains..........................................       (273,551,593)       (133,660,168)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (447,627,929)       (288,647,602)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [10,561,256 and 5,345,143 shares, respectively].....................        167,668,924          81,026,772
    Capital stock issued in reinvestment of dividends and distributions [29,086,855 and
     19,023,739 shares, respectively]......................................................        447,627,929         288,647,602
    Capital stock repurchased [(8,429,995) and (15,343,313) shares, respectively]..........       (134,428,797)       (228,767,054)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        480,868,056         140,907,320
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        538,034,268         439,669,979
  NET ASSETS:
    Beginning of year......................................................................      3,940,774,265       3,501,104,286
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,478,808,533     $ 3,940,774,265
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                       A3

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,400,135,497)..........................  $4,981,429,094
    Cash.......................................          52,238
    Receivable for securities sold short (Note
      2).......................................     113,630,151
    Interest and dividends receivable..........      33,277,907
    Receivable for investments sold............      31,241,005
                                                 --------------
      Total Assets.............................   5,159,630,395
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........     141,168,642
    Investments sold short, at value (proceeds
      $113,630,151 including accrued interest)
      (Note 2).................................     112,461,581
    Payable to investment adviser..............       7,374,729
    Accrued expenses...........................       1,390,075
    Payable for capital stock repurchased......         312,681
                                                 --------------
      Total Liabilities........................     262,707,708
                                                 --------------
  NET ASSETS...................................  $4,896,922,687
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,751,892
      Paid-in capital in excess of par.........   4,273,689,804
                                                 --------------
                                                  4,276,441,696
    Distributions in excess of net investment
      income...................................        (576,929)
    Accumulated net realized gains on
      investments..............................      38,595,752
    Net unrealized appreciation on
      investments..............................     582,462,168
                                                 --------------
    Net assets, December 31, 1996..............  $4,896,922,687
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 275,189,159 shares of common stock
      outstanding (300,000,000 shares
      authorized)..............................  $        17.79
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $   127,494,108
    Dividends (net of $553,612 foreign
      withholding tax).........................       40,857,296
                                                 ---------------
                                                     168,351,404
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       27,247,674
    Shareholders' reports......................        1,423,000
    Custodian expense..........................          397,050
    Accounting fees............................          122,000
    Audit fees.................................           75,600
    Legal fees.................................            3,100
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              165
                                                 ---------------
      Total expenses...........................       29,270,589
    Less: custodian fee credit.................         (131,050)
                                                 ---------------
      Net expenses.............................       29,139,539
                                                 ---------------
  NET INVESTMENT INCOME........................      139,211,865
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................      408,037,782
      Foreign currencies.......................          (69,542)
      Short sales..............................           77,891
                                                 ---------------
                                                     408,046,131
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       40,562,155
      Foreign currencies.......................           (1,902)
      Short sales..............................        1,168,570
                                                 ---------------
                                                      41,728,823
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      449,774,954
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   588,986,819
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    139,211,865     $   126,640,661
    Net realized gain on investments, foreign currencies and short sales...................        408,046,131         292,267,835
    Net change in unrealized appreciation on investments, foreign currencies and short
     sales.................................................................................         41,728,823         410,041,102
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        588,986,819         828,949,598
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (142,089,785)       (124,621,227)
    Distributions from net realized capital gains..........................................       (458,909,559)       (176,844,671)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (600,999,344)       (301,465,898)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [8,998,637 and 8,486,525 shares, respectively]......................        166,455,957         146,641,074
    Capital stock issued in reinvestment of dividends and distributions [34,012,173 and
     17,050,711 shares, respectively]......................................................        600,999,344         301,465,898
    Capital stock repurchased [(6,420,074) and (11,612,102) shares, respectively]..........       (119,724,926)       (195,926,134)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        647,730,375         252,180,838
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        635,717,850         779,664,538
  NET ASSETS:
    Beginning of year......................................................................      4,261,204,837       3,481,540,299
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,896,922,687     $ 4,261,204,837
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                       A4

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $1,054,471,251)..........................  $1,587,648,210
    Cash.......................................           1,473
    Interest and dividends receivable..........       2,655,364
    Receivable for investments sold............       1,824,157
                                                 --------------
      Total Assets.............................   1,592,129,204
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       8,163,338
    Payable to investment adviser..............       1,337,596
    Due to broker -- variation margin..........         937,100
    Accrued expenses...........................         259,878
    Payable for capital stock repurchased......          50,985
                                                 --------------
      Total Liabilities........................      10,748,897
                                                 --------------
  NET ASSETS...................................  $1,581,380,307
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      665,994
      Paid-in capital in excess of par.........   1,047,578,597
                                                 --------------
                                                  1,048,244,591
    Distributions in excess of net realized
      gains on investments.....................        (757,443)
    Net unrealized appreciation on
      investments..............................     533,893,159
                                                 --------------
    Net assets, December 31, 1996..............  $1,581,380,307
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 66,599,412 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        23.74
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $136,635 foreign
      withholding tax).........................  $    27,163,285
    Interest...................................        2,879,860
                                                 ---------------
                                                      30,043,145
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        4,488,042
    Shareholders' reports......................          445,000
    Accounting fees............................           73,000
    Custodian expense..........................           43,000
    Audit fees.................................           21,700
    Directors' fees............................            2,000
    Legal fees.................................              900
    Miscellaneous expenses.....................               48
                                                 ---------------
                                                       5,073,690
                                                 ---------------
  NET INVESTMENT INCOME........................       24,969,455
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................        6,152,350
      Futures..................................        6,312,835
                                                 ---------------
                                                      12,465,185
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      225,458,987
      Futures..................................        1,063,850
                                                 ---------------
                                                     226,522,837
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      238,988,022
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   263,957,477
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     24,969,455     $    18,865,378
    Net realized gain on investments.......................................................         12,465,185          12,159,728
    Net change in unrealized gain on investments...........................................        226,522,837         225,882,882
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        263,957,477         256,907,988
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (25,100,782)        (18,734,051)
    Distributions from net realized capital gains..........................................        (17,273,757)         (7,293,493)
    Distributions in excess of net realized capital gains..................................           (196,333)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (42,570,872)        (26,027,544)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [14,156,009 and 7,147,197 shares, respectively].....................        310,087,550         130,752,103
    Capital stock issued in reinvestment of dividends and distributions [1,875,670 and
     1,331,092 shares, respectively].......................................................         42,570,872          26,027,544
    Capital stock repurchased [(1,109,676) and (1,230,332) shares, respectively]...........        (23,942,788)        (20,916,230)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        328,715,634         135,863,417
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        550,102,239         366,743,861
  NET ASSETS:
    Beginning of year......................................................................      1,031,278,068         664,534,207
                                                                                             ------------------  -------------------
    End of year............................................................................   $  1,581,380,307     $ 1,031,278,068
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                       A5

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $3,719,947,601)..........................  $4,801,952,766
    Cash.......................................          12,981
    Interest and dividends receivable..........      12,084,765
    Receivable for investments sold............       6,185,603
                                                 --------------
      Total Assets.............................   4,820,236,115
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       5,284,247
    Accrued expenses...........................         815,009
    Payable for capital stock repurchased......         167,783
                                                 --------------
      Total Liabilities........................       6,267,039
                                                 --------------
  NET ASSETS...................................  $4,813,969,076
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,785,273
      Paid-in capital in excess of par.........   3,694,408,950
                                                 --------------
                                                  3,696,194,223
    Undistributed net investment income........       3,240,354
    Accumulated net realized gains on
      investments..............................      32,529,334
    Net unrealized appreciation on
      investments..............................   1,082,005,165
                                                 --------------
    Net assets, December 31, 1996..............  $4,813,969,076
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 178,527,300 outstanding shares
      of common stock (authorized 200,000,000
      shares)..................................  $        26.96
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $912,241 foreign
      withholding tax).........................  $    71,930,568
    Interest...................................       57,390,582
                                                 ---------------
                                                     129,321,150
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       19,216,733
    Shareholders' reports......................        1,485,000
    Custodian expense..........................          136,400
    Accounting fees............................           93,000
    Audit fees.................................           71,800
    Legal fees.................................            2,900
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              173
                                                 ---------------
      Total expenses...........................       21,008,006
    Less: custodian fee credit.................          (65,416)
                                                 ---------------
      Net expenses.............................       20,942,590
                                                 ---------------
  NET INVESTMENT INCOME........................      108,378,560
                                                 ---------------
  NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES
    Net realized gain (loss) on:
      Investments..............................      344,166,641
      Foreign currencies.......................          (16,774)
                                                 ---------------
                                                     344,149,867
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      282,404,303
      Foreign currencies.......................            6,569
                                                 ---------------
                                                     282,410,872
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      626,560,739
                                                 ---------------
  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS....................  $   734,939,299
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    108,378,560     $    73,682,361
    Net realized gain on investments and foreign currencies................................        344,149,867         234,571,951
    Net change in unrealized appreciation on investments and foreign currencies............        282,410,872         553,122,748
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        734,939,299         861,377,060
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (107,745,221)        (71,456,482)
    Distributions from net realized capital gains..........................................       (422,203,368)       (132,219,093)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (529,948,589)       (203,675,575)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [13,547,538 and 15,687,254 shares, respectively]....................        368,210,773         374,478,697
    Capital stock issued in reinvestment of dividends and distributions [20,011,095 and
     8,038,373 shares, respectively].......................................................        529,948,589         203,675,575
    Capital stock repurchased [(3,776,507) and (1,673,110) shares, respectively]...........       (102,985,123)        (39,823,647)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        795,174,239         538,330,625
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................      1,000,164,949       1,196,032,110
  NET ASSETS:
    Beginning of year......................................................................      3,813,804,127       2,617,772,017
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,813,969,076     $ 3,813,804,127
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                       A6

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $460,602,835)............................  $  571,212,501
    Foreign currency, at value (cost:
      $14,787,117).............................      14,798,221
    Receivable for investments sold............       4,069,896
    Forward currency contracts -- amount
      receivable from counterparties...........         692,778
    Dividends and interest receivable..........         483,593
    Other assets...............................         320,523
                                                 --------------
      Total Assets.............................     591,577,512
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       9,399,505
    Payable to investment adviser..............       1,044,630
    Accrued expenses and other liabilities.....         411,684
    Payable for capital stock repurchased......          91,654
                                                 --------------
      Total Liabilities........................      10,947,473
                                                 --------------
  NET ASSETS...................................  $  580,630,039
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      325,197
      Paid-in capital in excess of par.........     467,274,634
                                                 --------------
                                                    467,599,831
    Undistributed net investment income........       1,317,330
    Accumulated net realized gains on
      investments..............................         489,279
    Net unrealized appreciation on investments
      and foreign currencies...................     111,223,599
                                                 --------------
    Net assets, December 31, 1996..............  $  580,630,039
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 32,519,654 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        17.85
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $555,343 foreign
      withholding tax).........................  $     6,536,733
    Interest...................................        1,063,491
                                                 ---------------
                                                       7,600,224
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        3,671,568
    Custodian expense..........................          400,000
    Shareholders' reports......................          190,000
    Accounting fees............................          177,000
    Audit fees.................................           41,000
    Directors' fees............................            2,000
    Legal fees.................................              200
    Miscellaneous expenses.....................            8,534
                                                 ---------------
                                                       4,490,302
                                                 ---------------
  NET INVESTMENT INCOME........................        3,109,922
                                                 ---------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:
      Investments..............................       15,872,383
      Foreign currencies.......................        3,900,113
                                                 ---------------
                                                      19,772,496
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       67,917,996
      Foreign currencies.......................       (2,616,550)
                                                 ---------------
                                                      65,301,446
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................       85,073,942
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    88,183,864
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      3,109,922     $     1,620,950
    Net realized gain on investments and foreign currencies................................         19,772,496          13,763,168
    Net change in unrealized appreciation on investments and foreign currencies............         65,301,446          39,034,318
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         88,183,864          54,418,436
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (3,109,922)         (5,982,859)
    Distributions from net realized capital gains..........................................        (19,019,488)         (7,583,630)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (22,129,410)        (13,566,489)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [7,307,979 and 2,817,622 shares, respectively]......................        123,508,873          42,294,857
    Capital stock issued in reinvestment of dividends and distributions [1,310,966 and
     872,571 shares, respectively].........................................................         22,129,410          13,566,489
    Capital stock repurchased [1,820,909 and (2,794,423) shares, respectively].............        (30,587,232)        (41,558,737)
    Initial capitalization repurchased by The Prudential [(36,088) and (48,679) shares,
     respectively].........................................................................           (575,000)           (789,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        114,476,051          13,513,609
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        180,530,505          54,365,556

  NET ASSETS:
    Beginning of year......................................................................        400,099,534         345,733,978
                                                                                             ------------------  -------------------
    End of year............................................................................   $    580,630,039     $   400,099,534
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                       A7

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                           DIVERSIFIED BOND PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 99.0%

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 98.7%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
DOMESTIC CORPORATE BONDS -- 62.8%
AGRICULTURAL EQUIPMENT -- 0.7%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3       $   5,000  $    5,059,000
                                                                             --------------
AIRLINES -- 5.2%
  Boeing Co.,
    8.75%, 08/15/21...............................       A1           6,250       7,356,125
  Delta Air Lines, Inc.,
    7.79%, 12/01/98...............................      Baa3          1,000       1,020,710
    8.38%, 06/12/98...............................      Baa3          2,000       2,054,340
    9.875%, 05/15/00..............................      Baa3          6,000       6,499,320
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa3          4,500       5,333,580
    10.67%, 05/01/04..............................      Baa3          7,000       8,278,830
    11.21%, 05/01/14..............................      Baa3          5,000       6,555,850
                                                                             --------------
                                                                                 37,098,755
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.5%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Baa2          3,500       3,728,445
  Tele-Communications, Inc.,
    10.125%, 04/15/22.............................      Ba1           6,300       6,917,526
                                                                             --------------
                                                                                 10,645,971
                                                                             --------------
COMPUTERS -- 0.5%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1           4,000       3,817,000
                                                                             --------------
ENTERTAINMENT -- 0.7%
  Royal Caribbean Cruises Ltd.,
    11.375%, 05/15/02.............................      Ba2           5,000       5,325,000
                                                                             --------------
FINANCIAL SERVICES -- 27.7%
  Advanta Mortgage Loan Trust, Series 1994-3
    8.49%, 01/25/26...............................      Aaa           8,500       8,802,812
  Aristar, Inc.,
    5.75%, 07/15/98...............................       A3           2,000       1,987,160
    7.50%, 07/01/99...............................      Baa1          2,000       2,050,740
  Associates Corp. of North America,
    8.375%, 01/15/98..............................      Aa3             500         511,570
  Bank of New York,
    7.97%, 12/31/26...............................       A1           5,000       5,049,700
  BankAmerica Corp.,
    6.031%, 05/17/99..............................       A           10,000      10,075,000
  Chase Manhattan Corp.,
    8.00%, 06/15/99...............................       A2           2,000       2,071,620
  Chemical Bank,
    6.625%, 08/15/05..............................       A1           2,000       1,942,880
  Chrysler Financial Corp.,
    9.50%, 12/15/99...............................       A3           5,000       5,406,550
  Conseco, Inc.,
    8.70%, 11/15/26...............................      BBB          10,500      10,590,510
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       A1          10,000      10,000,600
  Enterprise Rent-A-Car USA Finance Co.,
    7.00%, 06/15/00...............................      Baa3          9,000       9,108,900
    7.875%, 03/15/98..............................      Baa2          5,000       5,111,250
    8.75%, 12/15/99...............................      Baa2          3,000       3,177,300

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       A3       $   4,500  $    4,474,800
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          10,000       9,908,750
  Ford Motor Credit Co.,
    5.75%, 01/25/01...............................       A1           4,000       3,872,240
    6.25%, 02/26/98...............................       A1           3,000       3,007,470
  General Motors Acceptance Corp.,
    8.40%, 10/15/99...............................       A3           3,700       3,887,627
  Lehman Brothers Holdings, Inc.,
    6.84%, 09/25/98...............................      Baa1          5,000       5,037,850
  Liberty Mutual Insurance Co.,
    8.20%, 05/04/07...............................       A2           8,250       8,761,005
  Mellon Bank Corp.,
    7.995%, 01/15/27..............................       A2          10,000       9,875,000
  Nationwide CSN Trust,
    9.875%, 02/15/25..............................       A1           5,000       5,559,500
  Principal Mutual Life Insurance,
    7.875%, 03/01/24..............................      Aa3           5,000       4,901,550
  Reliastar Financial Corp.,
    6.625%, 09/15/03..............................       A3           5,000       4,912,500
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       A1           5,000       4,900,615
  Salomon, Inc.,
    5.98%, 02/02/98...............................      Baa1         10,000       9,995,100
    7.00%, 05/15/99...............................      Baa1         10,000      10,079,000
    7.25%, 05/01/01...............................      Baa1          2,250       2,271,285
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       A1          12,000      11,952,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          5,000       4,975,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      BB+           5,000       4,950,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          10,000      10,100,000
                                                                             --------------
                                                                                199,307,884
                                                                             --------------
FOREST PRODUCTS -- 1.0%
  Boise Cascade Corp.,
    9.875%, 02/15/01..............................      Baa3          1,000       1,058,790
  Westvaco Corp.,
    9.75%, 06/15/20...............................       A1           5,000       6,269,800
                                                                             --------------
                                                                                  7,328,590
                                                                             --------------
HEALTH CARE -- 2.9%
  Columbia/HCA Healthcare Corp.,
    7.69%, 06/15/25...............................       A2          12,000      12,355,680
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba1           6,500       6,857,500
    9.625%, 09/01/02..............................      Ba1           1,500       1,642,500
                                                                             --------------
                                                                                 20,855,680
                                                                             --------------
MACHINERY & EQUIPMENT -- 0.4%
  Crane Co.,
    7.25%, 06/15/99...............................      Baa2          3,000       3,028,560
                                                                             --------------


                                       B1

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
MEDIA -- 7.8%
  News America Holdings, Inc.,
    7.50%, 03/01/00...............................      Baa3      $   6,000  $    6,137,160
    7.75%, 12/01/45...............................      Baa3          7,000       6,518,330
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           5,000       4,995,850
  Time Warner, Inc.,
    7.75%, 06/15/05...............................      Ba1           9,800       9,858,114
    8.18%, 08/15/07...............................      Ba1           4,000       4,104,280
    8.375%, 07/15/33..............................      Baa3          6,000       6,021,540
  Turner Broadcasting System, Inc.,
    7.40%, 02/01/04...............................      Ba1          13,500      13,374,855
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2           5,000       4,923,350
                                                                             --------------
                                                                                 55,933,479
                                                                             --------------
MISCELLANEOUS-CONSUMER GROWTH -- 0.4%
  Whitman Corp.,
    7.50%, 08/15/01...............................      Baa2          3,000       3,075,540
                                                                             --------------
OIL & GAS -- 2.3%
  Occidental Petroleum Corp.,
    10.125%, 11/15/01.............................      Baa2          5,000       5,695,150
    11.125%, 08/01/10.............................      Baa2          5,000       6,535,300
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          4,000       4,300,600
                                                                             --------------
                                                                                 16,531,050
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 1.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           5,000       4,859,550
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,000       3,225,000
                                                                             --------------
                                                                                  8,084,550
                                                                             --------------
RESTAURANTS -- 1.3%
  Darden Restaurants, Inc.,
    7.125%, 02/01/16..............................      Baa1         10,000       9,021,700
                                                                             --------------
RETAIL -- 3.7%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           9,000       9,225,000
    8.50%, 06/15/03...............................      Ba1          11,000      11,440,000
  Kmart Corp.,
    9.80%, 06/15/98...............................      Ba3           2,000       2,035,000
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           4,000       3,986,000
                                                                             --------------
                                                                                 26,686,000
                                                                             --------------
TELECOMMUNICATIONS -- 2.6%
  Impsat Corp.,
    12.125%, 07/15/03.............................       B2           3,000       3,180,000
  MFS Communications Co., Inc., Sr. Disc. Notes,
    Zero Coupon (until 01/15/99)
    9.375%, 01/15/04..............................       B1           9,000       6,547,500
  TCI Communications, Inc.,
    6.875%, 02/15/06..............................      Ba1          10,000       9,087,400
                                                                             --------------
                                                                                 18,814,900
                                                                             --------------
UTILITIES -- 3.0%
  Arkla, Inc.,
    9.32%, 12/18/00...............................      Ba3           2,000       2,136,280
  El Paso Electric Company,
    9.40%, 05/01/11...............................      Ba3           4,000       4,240,000

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Pennsylvania Power & Light Co.,
    9.375%, 07/01/21..............................       A3       $   1,150  $    1,288,840
  Texas Utilities Electric Co.,
    5.875%, 04/01/98..............................      Baa2          4,000       3,991,560
  Transco Energy Co.,
    9.125%, 05/01/98..............................      Baa2          3,000       3,113,820
    9.375%, 08/15/01..............................      Baa2          6,000       6,613,920
                                                                             --------------
                                                                                 21,384,420
                                                                             --------------
FOREIGN CORPORATE BONDS -- 8.1%
  Australia & New Zealand Banking Group, Ltd.,
    (Australia)
    6.25%, 02/01/04...............................       A1           3,000       2,889,780
  Banco de Commercio Exterior de Colombia, SA,
    (Colombia)
    8.625%, 06/02/00..............................      Baa3          2,000       2,077,500
  Banco Ganadero, SA, (Colombia)
    9.75%, 08/26/99...............................      Baa3          4,100       4,315,250
  Canadian Pacific Forest Products Ltd., (Canada)
    10.25%, 01/15/03..............................      Baa1          4,000       4,360,000
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................      BBB           3,000       2,955,000
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................      Aa1           4,350       4,280,248
  Kansallis-Osake Pankki, N.Y., (Finland)
    8.65%, 01/01/49...............................       A3           5,000       5,220,750
    10.00%, 05/01/02..............................       A3           5,000       5,674,500
  National Australia Bank, Ltd., (Australia)
    9.70%, 10/15/98...............................       A1           1,700       1,801,609
  National Power Corp., (Philipines)
    8.40%, 12/15/16...............................      Ba2           4,900       4,875,500
  Ontario, Province of Canada, (Canada)
    15.75%, 03/15/12..............................      Aa3           3,475       3,756,127
  Polysindo Int'l Finance Co., (Netherlands)
    11.375%, 06/15/06.............................      Ba3           5,000       5,462,500
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba1           5,750       6,286,187
  Rogers Cablesystems, Inc., (Canada)
    10.00%, 03/15/05..............................      Ba3           4,000       4,260,000
                                                                             --------------
                                                                                 58,214,951
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.0%
  Federal Farm Credit Bank,
    8.65%, 10/01/99...............................                      150         159,258
  International Bank for Reconstruction and
    Development,
    12.375%, 10/15/02.............................                      750         956,708
  Resolution Funding Corp.,
    Zero Coupon, 10/15/15.........................                   17,100       4,670,694
    8.125%, 10/15/19..............................                      700         791,434
    8.625%, 01/15/21..............................                      200         237,562


                                       B2

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  United States Treasury Bonds,
    6.75%, 8/15/26 (b)............................                      940         947,050
    11.25%, 02/15/15..............................                    4,000       5,906,880
    12.00%, 08/15/13..............................                   20,000      28,609,400
  United States Treasury Notes,
    5.75%, 08/15/03...............................                   10,450      10,136,500
    5.875%, 11/30/01..............................                    3,600       3,547,692
    6.50%, 10/15/06...............................                   13,100      13,171,657
    6.625%, 06/30/01..............................                   14,430      14,662,179
    7.25%, 02/15/98...............................                    5,000       5,082,050
    7.75%, 12/31/99...............................                    5,750       6,014,155
    7.875%, 11/15/04..............................                    3,600       3,928,500
    12.50%, 08/15/14..............................                    1,500       2,241,795
                                                                             --------------
                                                                                101,063,514
                                                                             --------------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 4.6%
  Federal National Mortgage Association,
    Zero Coupon, 07/24/06.........................                    9,000       4,748,940
    9.00%, 10/01/16-09/01/21......................                      623         663,006
  Government National Mortgage Association,
    7.50%, 05/20/02-02/15/26......................                   27,222      27,613,035
                                                                             --------------
                                                                                 33,024,981
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 9.2%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1           4,900       4,293,625
  Republic of Colombia, (Colombia)
    8.00%, 06/14/01...............................      Baa3          1,600       1,624,000
    8.75%, 10/06/99...............................      Baa3          3,500       3,657,500
  Republic of Philippines, (The Philippines)
    8.75%, 10/07/16...............................       B1           4,675       4,819,925
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98)
    5.00%, (until 10/27/99)
    6.00%, (until 10/27/02)
    7.00%, 10/27/14...............................      Baa3         16,000      13,540,000
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07 (a)...........................      Ba2           3,000       2,640,000
  Rio de Janeiro, (Brazil)
    10.375%, 07/12/99.............................       B1           5,000       5,137,500
  United Mexican States, (Mexico)
    7.562%, 08/06/01 (a)..........................      Baa3         25,000      25,058,750
    11.50%, 05/15/26..............................      Ba2           5,000       5,287,500
                                                                             --------------
                                                                                 66,058,800
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $696,315,713)......................................................     710,360,325
                                                                             --------------

PREFERRED STOCK -- 0.3%                                            SHARES
                                                                  ---------
GAS PIPELINES -- 0.3%
  TransCanada Pipelines, Ltd.
    (cost $2,000,000 )............................                   80,000       2,080,000
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $698,315,713)......................................................     712,440,325
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS -- 4.3%                      (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CERTIFICATES OF DEPOSIT -- DOMESTIC -- 0.7%
  Advanta National Bank, C.D.,
    6.26%, 09/01/97...............................      Baa       $   5,000  $    5,005,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 1.4%
  Citicorp,
    8.50%, 02/24/97...............................       A1           3,000       3,010,410
  General Motors Acceptance Corp.,
    7.50%, 11/04/97...............................       A3           2,000       2,027,180
  Mellon Bank Corp.,
    6.50%, 12/01/97...............................       A2           2,000       2,007,580
  Potomac Capital Investment Corp.,
    6.19%, 04/28/97...............................       A3           3,500       3,535,000
                                                                             --------------
                                                                                 10,580,170
                                                                             --------------
REPURCHASE AGREEMENT -- 2.2%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................                   15,414      15,414,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $30,945,800).......................................................      30,999,170
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT SALE -- 103.3%
  (cost $729,261,513; Note 6)..............................................     743,439,495
                                                                             --------------

INVESTMENT SOLD SHORT -- (3.6%)
 United States Treasury Bond,
    6.75%, 8/15/26
    (proceeds $26,546,678; Note 2)................                   25,450     (26,310,748)
                                                                              --------------
TOTAL INVESTMENTS, NET OF SHORT SALES -- 99.7%...................                717,128,747

OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%............................................                  3,087,834
                                                                              --------------
TOTAL NET ASSETS -- 100.0%.......................................             $  720,216,581
                                                                              --------------
                                                                              --------------

The following abbreviations are used in portfolio descriptions:

    B.A.       Bankers' Acceptances
    C.D.       Certificates of Deposit
    SA         Sociedad Anonima (Spanish Corporation) or Societe
               Anonyme (French Corporation)

(a)        Indicates a variable rate security.

(b) Deposited with the custodian to cover an open short sale transaction.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                       B3

                          GOVERNMENT INCOME PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 97.6%
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
LONG-TERM BONDS                                         (000)         (NOTE 2)
                                                    -------------  --------------
ASSET BACKED SECURITIES -- 3.2%
  Chase Manhattan Credit Card Trust,
    5.735%, 08/15/01, Series 1995-2 (a)...........  $      12,500  $   12,507,750
  Equicon Home Equity Loan Trust,
    7.850%, 03/18/14, Series 1994-2...............          2,693       2,751,498
                                                                   --------------
                                                                       15,259,248
                                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATION -- 2.1%
  Main Place Funding,
    5.877%, 07/17/98 (a)..........................         10,000      10,018,750
                                                                   --------------
FOREIGN -- 4.6%
  United Mexican States,
    7.563%, 08/06/01..............................         22,000      22,051,700
                                                                   --------------
MORTGAGE PASS-THROUGHS -- 26.3%
  Federal Home Loan Mortgage Corp.,
    7.387%, 06/01/25 (a)..........................         11,981      12,310,286
  Federal National Mortgage Association,
    8.000%, 03/01/22-05/01/26.....................         25,403      25,909,961
    8.500%, 05/01/24-04/01/25.....................         30,853      32,075,358
    9.000%, 02/01/25-04/01/25.....................         13,122      13,859,399
  Government National Mortgage Association,
    7.500%, 12/15/25-02/15/26.....................         19,696      19,729,369
    8.000%, 09/15/23-10/15/25.....................         22,291      22,794,555
                                                                   --------------
                                                                      126,678,928
                                                                   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 61.4%
  Israel AID,
    Zero Coupon, 03/15/06-08/15/09................         38,272      18,501,606
  Resolution Funding Corp.,
    Zero Coupon, 07/15/16.........................         30,000       7,764,600
    8.125%, 10/15/19..............................          4,200       4,748,604
  Small Business Administration Participation
    Certificate,
    7.200%, 10/01/16..............................         20,000      20,097,600
  Student Loan Marketing Association,
    5.880%, 02/06/01..............................         19,290      18,861,955
  United States Treasury Bonds,
    8.125%, 08/15/19..............................         35,000      40,485,200
    12.000%, 08/15/13.............................         24,100      34,474,327
  United States Treasury Notes,
    6.250%, 04/30/01..............................         15,000      15,032,850
    6.250%, 10/31/01..............................         14,600      14,613,724
    6.500%, 05/31/01..............................          5,000       5,054,700
    6.500%, 08/31/01..............................         25,000      25,273,500
    6.500%, 11/15/26..............................          5,000       4,907,050
    6.875%, 03/31/00..............................         20,000      20,450,000
    7.750%, 12/31/99..............................         55,000      57,526,700
    10.625%, 08/15/15.............................          6,000       8,483,460
                                                                   --------------
                                                                      296,275,876
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $467,932,592)............................................     470,284,502
                                                                   --------------

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENT -- 1.3%                           (000)         (NOTE 2)
                                                    -------------  --------------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (cost $6,517,000) (Note 5)...  $       6,517  $    6,517,000
                                                                   --------------

TOTAL INVESTMENTS -- 98.9%
  (cost $474,449,592; Note 6)....................................     476,801,502
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%............................................       5,233,938
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  482,035,440
                                                                   --------------
                                                                   --------------

(a) The interest rate shown reflects the current rate of variable rate instruments.


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                       B4

                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 91.2%
                                                                       VALUE
COMMON STOCKS -- 36.7%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE/DEFENSE -- 0.6%
  GenCorp, Inc....................................        629,100  $   11,402,438
  Litton Industries, Inc. (a).....................        241,400      11,496,675
  UNC, Inc. (a)...................................        278,800       3,345,600
                                                                   --------------
                                                                       26,244,713
                                                                   --------------
AIRLINES -- 1.2%
  AMR Corp. (a)...................................        378,700      33,372,937
  USAir Group, Inc. (a)...........................        776,100      18,141,337
                                                                   --------------
                                                                       51,514,274
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.5%
  A.O. Smith Corp.................................        450,000      13,443,750
  Ford Motor Co...................................        295,900       9,431,812
                                                                   --------------
                                                                       22,875,562
                                                                   --------------
AUTOMOBILES & TRUCKS -- 1.8%
  Chrysler Corp...................................        929,500      30,673,500
  General Motors Corp.............................        464,700      25,907,025
  Goodyear Tire & Rubber Co.......................        250,800      12,884,850
  Mascotech, Inc..................................        604,200       9,893,775
                                                                   --------------
                                                                       79,359,150
                                                                   --------------
CHEMICALS -- 0.1%
  Millenium Chemicals, Inc. (a)...................        188,227       3,341,029
                                                                   --------------
CHEMICALS - SPECIALTY -- 1.0%
  Ferro Corp......................................        609,100      17,283,212
  M.A. Hanna Co...................................        689,950      15,092,656
  OM Group, Inc...................................        435,400      11,755,800
                                                                   --------------
                                                                       44,131,668
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  BW/IP, Inc. (Class 'A' Stock)...................        365,600       6,032,400
  IMO Industries, Inc. (a)........................        575,600       1,798,750
  Parker-Hannifin Corp............................        197,450       7,651,187
                                                                   --------------
                                                                       15,482,337
                                                                   --------------
COMPUTER HARDWARE -- 1.4%
  Amdahl Corp. (a)................................        836,600      10,143,775
  Digital Equipment Corp. (a).....................        293,500      10,676,063
  International Business Machines Corp............        278,900      42,113,900
                                                                   --------------
                                                                       62,933,738
                                                                   --------------
CONSTRUCTION -- 0.2%
  McDermott International, Inc....................        481,900      10,601,800
                                                                   --------------
CONSUMER SERVICES -- 0.4%
  ADT Ltd. (a)....................................        576,300      13,182,863
  SPS Transaction Services, Inc. (a)..............        185,900       2,834,975
                                                                   --------------
                                                                       16,017,838
                                                                   --------------
CONTAINERS & PACKAGING -- 0.2%
  Sealed Air Corp. (a)............................        183,600       7,642,350
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 1.0%
  RJR Nabisco Holdings Corp.......................        791,400      26,907,600
  Whitman Corp....................................        849,000      19,420,875
                                                                   --------------
                                                                       46,328,475
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 0.3%
  United States Surgical Corp.....................        339,700      13,375,688
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.0%
  Belden, Inc.....................................        457,600      16,931,200
  Westinghouse Electric Corp......................      1,487,300      29,560,087
                                                                   --------------
                                                                       46,491,287
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
ELECTRONICS -- 1.3%
  National Semiconductor Corp. (a)................        964,000  $   23,497,500
  Texas Instruments, Inc..........................        557,700      35,553,375
                                                                   --------------
                                                                       59,050,875
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.2%
  Giant Cement Holdings, Inc. (a).................        400,400       6,456,450
                                                                   --------------
FINANCIAL SERVICES -- 2.9%
  Alex Brown, Inc.................................        278,100      20,162,250
  Lehman Brothers Holdings, Inc...................      1,597,400      50,118,425
  Merrill Lynch & Co., Inc........................        185,900      15,150,850
  Morgan Stanley Group, Inc.......................        209,200      11,950,550
  Salomon, Inc....................................        650,700      30,664,237
                                                                   --------------
                                                                      128,046,312
                                                                   --------------
FOREST PRODUCTS -- 1.7%
  Champion International Corp.....................        650,700      28,142,775
  Louisiana-Pacific Corp..........................        650,700      13,746,037
  Mead Corp.......................................        326,100      18,954,562
  Willamette Industries, Inc......................        238,100      16,577,712
                                                                   --------------
                                                                       77,421,086
                                                                   --------------
GAS PIPELINES -- 0.3%
  Western Gas Resources, Inc......................        659,000      12,685,750
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.3%
  Jan Bell Marketing, Inc. (a)....................        964,200       1,988,663
  Leggett & Platt, Inc............................        366,600      12,693,525
                                                                   --------------
                                                                       14,682,188
                                                                   --------------
HOUSING RELATED -- 1.1%
  Hanson, PLC, ADR, (United Kingdom)..............      2,540,300      17,147,025
  Owens Corning...................................        620,800      26,461,600
                                                                   --------------
                                                                       43,608,625
                                                                   --------------
INSURANCE -- 3.0%
  Allstate Corp...................................        124,999       7,234,317
  Equitable of Iowa Companies.....................        346,500      15,895,687
  Financial Security Assurance Holdings, Ltd......        218,100       7,170,037
  PennCorp Financial Group, Inc...................        513,500      18,486,000
  Provident Companies, Inc........................        170,900       8,267,287
  Reinsurance Group of America, Inc...............        487,800      22,987,575
  TIG Holdings, Inc...............................        546,900      18,526,237
  Trenwick Group, Inc.............................        273,300      12,640,125
  W.R. Berkley Corp...............................        180,100       9,140,075
  Western National Corp...........................        836,600      16,104,550
                                                                   --------------
                                                                      136,451,890
                                                                   --------------
INTEGRATED PRODUCERS -- 0.2%
  Murphy Oil Corp.................................        177,400       9,867,875
                                                                   --------------
MACHINERY -- 1.4%
  Case Corp.......................................        597,500      32,563,750
  DT Industries, Inc..............................        226,100       7,913,500
  Paxar Corp......................................      1,232,660      21,263,385
                                                                   --------------
                                                                       61,740,635
                                                                   --------------
MEDIA -- 1.6%
  Central Newspapers, Inc. (Class 'A' Stock)......        319,800      14,071,200
  Gannett Co., Inc................................        185,900      13,919,262
  Hollinger International, Inc....................        155,600       1,789,400
  Houghton Mifflin Co.............................        185,900      10,526,587
  Knight-Ridder, Inc..............................        371,800      14,221,350
  Lee Enterprises, Inc............................        325,300       7,563,225


                                       B5

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MEDIA -- CONT'D
  McGraw-Hill, Inc................................        185,500  $    8,556,187
  Media General, Inc. (Class 'A' Stock)...........         59,000       1,784,750
                                                                   --------------
                                                                       72,431,961
                                                                   --------------
METALS-NON FERROUS -- 1.1%
  Aluminum Company of America.....................        750,500      47,844,375
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 2.0%
  Danaher Corp....................................        435,800      20,319,175
  Donaldson, Inc..................................        372,200      12,468,700
  IDEX Corp.......................................        275,300      10,977,587
  Mark IV Industries, Inc.........................        558,793      12,642,692
  Trinity Industries, Inc.........................        358,300      13,436,250
  Wolverine Tube, Inc. (a)........................        259,800       9,157,950
  York International Corp.........................        185,000      10,336,875
                                                                   --------------
                                                                       89,339,229
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.8%
  Coltec Industries, Inc. (a).....................        299,900       5,660,613
  Global Industrial Technologies, Inc. (a)........        390,700       8,644,238
  Material Sciences Corp. (a).....................        649,600      11,692,800
  Titan Wheel International, Inc..................        695,550       8,868,263
                                                                   --------------
                                                                       34,865,914
                                                                   --------------
OIL - EXPLORATION & PRODUCTION -- 1.9%
  Basin Exploration, Inc. (a).....................        142,700         891,875
  Cabot Oil & Gas Corp. (Class 'A' Stock).........        552,500       9,461,563
  Enron Oil & Gas Co..............................        309,300       7,809,825
  Mesa, Inc. (a)..................................      2,711,400      14,234,850
  Noble Affiliates, Inc...........................        325,300      15,573,738
  Oryx Energy Co. (a).............................        789,500      19,540,125
  Parker & Parsley Petroleum Co...................        248,600       9,136,050
  Seagull Energy Corp. (a)........................        373,400       8,214,800
                                                                   --------------
                                                                       84,862,826
                                                                   --------------
OIL & GAS -- 1.2%
  Societe Nationale Elf Aquitaine, ADR,
    (France)......................................      1,199,200      54,263,800
                                                                   --------------
OIL SERVICES -- 0.6%
  Coflexip, ADR, (France).........................        650,700      17,080,875
  Weatherford Enterra, Inc. (a)...................        298,653       8,959,590
                                                                   --------------
                                                                       26,040,465
                                                                   --------------
PETROLEUM SERVICES -- 0.1%
  ICO, Inc........................................        492,100       3,014,112
                                                                   --------------
RAILROADS -- 0.2%
  Burlington Northern, Inc........................        117,900      10,183,612
                                                                   --------------
REAL ESTATE DEVELOPMENT -- 0.4%
  Crescent Real Estate Equities, Inc..............        339,400      17,903,350
                                                                   --------------
RETAIL -- 1.6%
  Bombay Company, Inc. (a)........................        890,300       4,117,638
  Charming Shoppes, Inc. (a)......................      2,788,600      14,117,288
  Dillard Department Stores, Inc. (a).............        202,900       6,264,538
  K mart Corp. (a)................................      1,913,600      19,853,600
  Toys 'R' Us, Inc. (a)...........................        557,700      16,731,000
  Woolworth Corp. (a).............................        557,700      12,199,688
                                                                   --------------
                                                                       73,283,752
                                                                   --------------
STEEL -- 0.9%
  Bethlehem Steel Corp. (a).......................        929,500       8,365,500
  LTV Corp........................................      1,408,200      16,722,375

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  National Steel Corp. (Class 'B' Stock) (a)......        289,300  $    2,676,025
  USX-U.S. Steel Group............................        418,300      13,124,163
                                                                   --------------
                                                                       40,888,063
                                                                   --------------
TELECOMMUNICATIONS -- 0.1%
  Deutsche Telekom, ADR, (Germany) (a)............        309,500       6,306,063
                                                                   --------------
TEXTILES -- 1.3%
  Farah, Inc. (a).................................        249,300       1,932,075
  Fieldcrest Cannon, Inc. (a).....................        427,500       6,840,000
  Fruit of the Loom, Inc. (Class 'A' Stock) (a)...        464,700      17,600,513
  Owens-Illinois, Inc. (a)........................        513,700      11,686,675
  Phillips-Van Heusen Corp........................        578,500       8,315,938
  Tultex Corp. (a)................................        558,300       3,908,100
  V.F. Corp.......................................        143,700       9,699,750
                                                                   --------------
                                                                       59,983,051
                                                                   --------------
TOBACCO -- 0.4%
  Philip Morris Companies, Inc....................         87,300       9,832,163
  UST, Inc........................................        250,400       8,106,700
                                                                   --------------
                                                                       17,938,863
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Yellow Corp.....................................        482,100       6,930,188
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $1,310,419,852)..........................................   1,642,431,219
                                                                   --------------

PREFERRED STOCKS -- 1.0%
FINANCIAL SERVICES -- 0.8%
  Central Hispano Corp............................        225,900       5,986,350
  Central Hispano Financial Services..............      1,000,000      25,200,000
                                                                   --------------
                                                                       31,186,350
                                                                   --------------
GAS PIPELINES -- 0.1%
  TransCanada Pipelines, Ltd......................        140,000       3,640,000
                                                                   --------------
MEDIA -- 0.0%
  Times Mirror Co. (Cum. Conv.), Series B.........              1              28
                                                                   --------------
PETROLEUM -- 0.1%
  Mesa, Inc. (Conv. Pfd.).........................        914,929       5,832,671
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $36,848,291).............................................      40,659,049
                                                                   --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 53.5%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
DOMESTIC CORPORATE BONDS -- 36.6%
AEROSPACE -- 0.2%
  Northrop Grumman Corp.,
    7.875%, 03/01/26..............................      Baa3      $   7,500       7,517,475
                                                                             --------------
AGRICULTURAL EQUIPMENT -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3           6,500       6,576,700
                                                                             --------------
AIRLINES -- 2.9%
  Delta Air Lines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      24,145,800
    10.375%, 02/01/11.............................      Ba1          28,405      34,799,534


                                       B6

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa2      $  10,125  $   12,000,555
    10.67%, 05/01/04..............................      Baa3         29,665      35,084,499
    11.21%, 05/01/14..............................      Baa3         18,433      24,168,797
                                                                             --------------
                                                                                130,199,185
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.2%
  Banc One Credit Card Master Trust,
    7.75%, 12/15/99...............................       A2           5,100       5,178,081
  Standard Credit Card Master Trust,
    5.95%, 10/07/04...............................      Aaa           4,650       4,469,813
                                                                             --------------
                                                                                  9,647,894
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.9%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Ba2          11,200      11,931,024
    8.625%, 08/15/03..............................      Ba2          27,050      29,271,076
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      Baa3          2,500       2,301,450
    9.25%, 04/15/02...............................      Baa3         21,425      22,694,860
    9.80%, 02/01/12...............................       B2           7,000       7,575,400
    9.875%, 06/15/22..............................      Baa3          7,900       8,507,668
    10.125%, 04/15/22.............................      Baa3          2,000       2,196,040
                                                                             --------------
                                                                                 84,477,518
                                                                             --------------
COMPUTERS -- 0.2%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1          10,000       9,542,500
                                                                             --------------
FINANCIAL SERVICES -- 19.1%
  Associates Corp. of North America,
    6.625%, 05/15/01..............................      Aa3          34,500      34,485,510
    6.68%, 09/17/99...............................      Aa3          34,050      34,299,927
    8.375%, 01/15/98..............................       A1           1,100       1,125,454
  Bank of New York,
    7.97%, 12/31/26...............................       A1          26,000      26,258,440
  Barnett Banks,
    8.06%, 12/01/26...............................       A2           3,500       3,540,775
  Bayerische Landes,
    6.20%, 09/30/99...............................      Aaa          30,000      29,970,000
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         10,050      10,085,677
    6.73%, 06/04/98...............................      Baa2         16,000      16,094,400
    6.90%, 04/15/99...............................      Baa3         11,000      11,073,590
    7.20%, 07/19/99...............................      Baa3         11,250      11,376,112
  CIT Group Holdings, M.T.N.,
    5.85%, 03/16/98...............................      Aa3          25,000      25,009,750
    5.875%, 11/09/98..............................      Aa3          33,900      33,795,588
  Conseco, Inc.,
    8.70%, 11/15/26...............................       NR          18,200      18,356,884
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       A1          24,250      24,251,455
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         11,500      11,195,250
    7.00%, 06/15/00...............................      Baa3         30,000      30,363,000
    7.50%, 06/15/03...............................      Baa3          5,000       5,139,300
    7.875%, 03/15/98..............................      Baa3          9,925      10,145,831
    8.75%, 12/15/99...............................      Baa3          5,000       5,295,500
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       NR          11,150      11,087,560
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          43,500      43,103,062
    9.45%, 06/15/99...............................      Baa2          4,000       4,274,280

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3      $  14,575  $   14,878,306
  Ford Motor Credit,
    7.00%, 09/25/01...............................       A1          37,000      37,551,670
  General Motors Acceptance Corp., M.T.N.,
    5.395%, 02/02/99..............................       P1           2,000       1,999,825
    7.375%, 07/20/98..............................      Baa1          4,650       4,742,209
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1          6,000       6,008,100
    6.84%, 09/25/98...............................      Baa1         30,000      30,227,100
    6.89%, 10/10/00...............................      Baa1         10,545      10,581,380
  Liberty Mutual Insurance Co.,
    7.875%, 10/15/26..............................       A2           2,500       2,526,985
    8.20%, 05/04/07...............................       A2          51,005      54,164,250
  Lumbermens Mutual Casualty Co.,
    9.15%, 07/01/26...............................      Baa1         28,750      31,265,625
  Mellon Bank Corp.,
    7.72%, 12/01/26...............................       A2          15,635      15,151,097
    7.995%, 01/15/27..............................       A2          38,500      38,018,750
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       NR          21,000      20,582,583
  Salomon, Inc., M.T.N.,
    5.98%, 02/02/98...............................      Baa1         35,000      34,982,850
    7.00%, 05/15/99...............................      Baa1         42,000      42,331,800
    7.25%, 05/01/01...............................      Baa1          8,625       8,706,592
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       NR          10,000       9,960,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       8,955,000
  Travelers Capital, Inc.,
    7.75%, 12/01/36...............................       A1          20,000      19,350,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      Baa1         20,750      20,542,500
  USAA Capital Corp.,
    6.34%, 09/18/98...............................      Aa1          10,000      10,040,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          32,500      31,974,429
                                                                             --------------
                                                                                854,868,396
                                                                             --------------
FOOD & BEVERAGE -- 0.1%
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          4,000       4,018,000
                                                                             --------------
HEALTH CARE -- 0.0%
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba2           2,000       2,110,000
                                                                             --------------
HOSPITAL MANAGEMENT -- 0.0%
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,530,950
                                                                             --------------
MEDIA -- 5.8%
  News America Holdings, Inc.,
    7.375%, 10/17/08..............................      Baa3         28,000      27,784,960
    7.75%, 12/01/45...............................      Baa3         61,000      56,802,590
    9.25%, 02/01/13...............................      Baa3         24,050      26,942,975
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           6,425       6,419,667
  Time Warner, Inc.,
    7.75%, 06/15/05...............................      Ba1          15,000      15,088,950
    8.11%, 08/15/06...............................      Ba1          13,250      13,583,503
    8.18%, 08/15/07...............................      Ba1          24,500      25,138,715


                                       B7

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Time Warner, Inc., (Con't)
    8.375%, 07/15/33..............................      Baa3      $  37,450  $   37,584,446
    9.125%, 01/15/13..............................      Ba1          14,270      15,578,559
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1           5,325       5,435,813
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2           8,545       8,178,931
    7.75%, 06/01/05...............................      Ba2          22,275      21,933,524
                                                                             --------------
                                                                                260,472,633
                                                                             --------------
OIL & GAS -- 0.1%
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Ba2           3,000       3,225,450
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 0.2%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,887,640
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,500       3,762,500
                                                                             --------------
                                                                                  7,650,140
                                                                             --------------
RETAIL -- 3.1%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1          18,075      18,526,875
    8.50%, 06/15/03...............................      Ba1          36,750      38,220,000
    10.00%, 02/15/01..............................      Ba1           4,500       4,905,000
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           5,000       4,982,500
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.38%, 02/16/99...............................       A2          70,000      70,177,100
                                                                             --------------
                                                                                136,811,475
                                                                             --------------
TECHNOLOGY -- 1.8%
  Comdisco, Inc., M.T.N.,
    5.54%, 01/26/98...............................      Baa1         12,500      12,456,750
    6.09%, 11/09/98...............................      Baa1         34,000      34,034,000
    6.29%, 10/22/98...............................      Baa1          5,000       5,007,450
    6.375%, 11/30/01..............................      Baa1         21,500      21,153,850
    6.689%, 05/22/98..............................      Baa1          9,000       9,075,240
                                                                             --------------
                                                                                 81,727,290
                                                                             --------------
TELECOMMUNICATIONS -- 0.7%
  TCI Communications, Inc.,
    8.65%, 09/15/04...............................      Baa3         28,470      28,609,788
    8.75%, 08/01/15...............................      Baa3          5,450       5,383,946
                                                                             --------------
                                                                                 33,993,734
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp., M.T.N.,
    10.00%, 06/01/98..............................      Baa3          3,000       3,157,440
    10.05%, 06/15/99..............................      Baa3            500         539,080
                                                                             --------------
                                                                                  3,696,520
                                                                             --------------
UTILITIES -- 0.1%
  Arkla, Inc., M.T.N.,
    9.25%, 12/18/97...............................      Ba2           3,000       3,077,790
                                                                             --------------
FOREIGN CORPORATE BONDS -- 6.3%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N., (Colombia)
    8.625%, 06/02/00..............................       NR           5,500       5,713,125
  Banco Ganadero, SA, M.T.N., (Colombia)
    9.75%, 08/26/99...............................      Baa3          7,300       7,683,250

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Bangkok Bank, (Thailand)
    7.25%, 09/15/05...............................       A3       $  10,000  $    9,777,400
    8.25%, 03/15/16...............................       A3          15,000      15,258,750
  Central Hispano Financial Services, (Cayman
    Islands)
    6.031%, 04/28/05..............................       A3          10,000      10,005,000
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................       NR           7,600       7,486,000
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................      Aa1          12,500      12,299,562
  Domtar, Inc., (Canada)
    9.50%, 08/01/16...............................      Ba1           9,000       9,843,750
  Empresa Colombia de Petroleos, (Colombia)
    7.25%, 07/08/98...............................       NR           8,250       8,311,875
  Kansallis-Osake Pankki, N.Y., (Finland)
    6.125%, 05/15/98..............................       A3           6,160       6,163,758
    8.650%, 12/29/49 (b)..........................      Baa2         10,000      10,441,500
    9.75%, 12/15/98...............................      Baa1         16,950      17,990,730
  Okobank, (Finland)
    7.25%, 09/27/49...............................       A3          18,750      19,125,000
    7.325%, 10/29/49..............................       NR           9,000       9,220,500
    7.70%, 10/29/49...............................       NR           3,500       3,585,750
  Petroliam Nasional, (Malaysia)
    6.625%, 10/18/01..............................       NR          22,000      22,014,520
    7.125%, 10/18/06..............................       A1          66,400      66,830,936
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba2           8,950       9,784,588
  Royal Bank of Canada, (Canada)
    6.75%, 10/24/11...............................      Aa3          17,400      17,034,600
  Siam Commercila, (Thailand)
    7.50%, 03/15/06...............................       A3          14,500      14,282,500
                                                                             --------------
                                                                                282,853,094
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 5.4%
  Federal National Mortgage Association,
    9.05%, 04/10/00...............................                   14,000      15,148,420
  United States Treasury Bonds,
    5.875%, 11/15/99..............................                    5,000       4,980,450
  United States Treasury Notes,
    5.00%, 02/15/99...............................                   17,000      16,691,790
    5.625%, 11/30/98-11/30/00.....................                   86,500      85,271,755
    5.875%, 11/30/01-02/15/04.....................                   45,400      44,645,298
    6.00%, 08/15/99...............................                   10,000       9,998,400
    6.125%, 07/31/00-09/30/00.....................                   19,300      19,298,110
    6.25%, 04/30/01-02/15/03......................                   20,150      20,142,013
    6.375%, 09/30/01..............................                    7,000       7,041,580
    6.50%, 08/31/01-10/15/06......................                   16,500      16,625,810
    6.75%, 04/30/00...............................                    3,000       3,056,730
                                                                             --------------
                                                                                242,900,356
                                                                             --------------


                                       B8

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
FOREIGN GOVERNMENT BONDS -- 5.2%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1       $   4,900  $    4,293,625
  Republic of Colombia, (Colombia)
    7.125%, 05/11/98..............................      Ba1           2,775       2,788,875
    8.00%, 06/14/01...............................      Baa3          2,250       2,283,750
    8.75%, 10/06/99...............................      Ba1          12,325      12,879,625
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98),
    5.00%, (until 10/27/99),
    6.00%, (until 10/27/02),
    7.00%, 10/27/14...............................      Baa3        129,500     109,589,375
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07...............................      Ba2           9,750       8,580,000
  United Mexican States, (Mexico)
    7.563%, 08/06/01..............................      Baa3         73,500      73,672,725
    9.75%, 02/06/01...............................      Ba2           4,000       4,130,000
    11.375%, 09/15/16.............................      Ba2          13,000      13,536,250
                                                                             --------------
                                                                                231,754,225
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,376,901,639)....................................................   2,399,651,325
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $3,724,169,782)....................................................   4,082,741,593
                                                                             --------------

SHORT-TERM INVESTMENTS -- 10.1%
BANK NOTES -- 0.2%
  First Bank N.A., Minneapolis,
    5.275%, 10/24/97..............................       P3           2,000       1,998,881
  PNC Bank N.A.,
    5.20%, 04/01/97...............................       NR           5,000       4,999,364
                                                                             --------------
                                                                                  6,998,245
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 1.5%
  Advanta National Bank,
    5.80%, 03/19/97...............................       NR          25,000      25,350,000
    5.84%, 03/14/97...............................       NR          21,500      21,457,000
    6.26%, 09/01/97...............................       NR          10,500      10,510,500
    8.18%, 02/09/97...............................      Baa3         10,000      10,100,000
                                                                             --------------
                                                                                 67,417,500
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Abbey National Treasury Services, PLC,
    5.41%, 01/30/97...............................       P1           5,000       5,000,093
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 1.0%
  Bank of Montreal (Canada),
    5.39%, 01/22/97...............................       P1          18,000      18,000,000
  Bank of Nova Scotia (Canada),
    5.39%, 03/04/97...............................       P3           4,000       4,000,000
  Banque Nationale De Paris (France),
    5.42%, 01/15/97...............................       NR          10,000       9,999,961
    5.58%, 04/02/97...............................       NR           3,000       2,999,191
  Commerzbank (Germany),
    5.42%, 06/10/97...............................       P1           1,000         999,631
  Deutsche Bank (Germany),
    5.69%, 10/28/97...............................       P3           3,000       2,999,261

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  National Bank of Canada (Canada),
    5.438%, 03/10/97..............................       P3       $   2,000  $    2,000,000
  Norddeutsche Landesbank (Germany),
    5.75%, 04/11/97...............................       NR           5,000       5,001,784
  Societe Generale (France),
    5.78%, 08/20/97...............................       P1           2,000       2,001,590
                                                                             --------------
                                                                                 48,001,418
                                                                             --------------
COMMERCIAL PAPER -- 3.8%
  Aetna Services, Inc.,
    5.42%, 03/14/97...............................       NR           5,000       4,946,553
  American Brands, Inc.,
    5.45%, 02/06/97...............................       P3           1,000         994,701
    6.00%, 01/22/97...............................       P3           2,000       1,993,333
  American Express Credit Corp.,
    5.30%, 02/28/97...............................       P1           5,000       4,958,042
  Aristar, Inc.,
    5.40%, 01/28/97...............................       P2           2,000       1,992,200
    5.47%, 03/17/97...............................       P2           3,000       2,966,268
  Bank Austria,
    5.35%, 01/15/97...............................       NR           8,000       7,984,544
  Barton Capital Corp.,
    5.35%, 02/27/97...............................       NR           2,000       1,983,356
    5.40%, 02/21/97...............................       NR           8,000       7,940,000
  BHF Finance, Inc.,
    5.31%, 01/30/97...............................       NR           1,000         995,870
  Bradford & Bingley Building Society,
    5.35%, 01/10/97-01/15/97......................       NR          28,000      27,960,767
  Caterpillar Financial Services Corp.,
    5.35%, 05/16/97-06/16/97......................       NR           2,000       1,955,565
    5.38%, 04/28/97...............................       P1           5,000       4,913,322
    5.50%, 02/27/97...............................       P1           1,380       1,368,193
  Cheltenham & Gloucester Building Society,
    5.325%, 02/24/97..............................       NR           7,000       6,945,123
  Coca Cola Enterprises, Inc.,
    5.34%, 02/03/97...............................       NR           2,000       1,990,507
  Colonial Pipeline Co.,
    5.75%, 01/27/97...............................       P3           2,000       1,992,014
  Commonwealth Bank of Austria,
    5.40%, 02/10/97...............................       NR           5,000       4,970,750
  Corporate Receivables Corp.,
    5.40%, 02/20/97...............................       NR           2,000       1,985,300
  Countrywide Home Loan, Inc.,
    6.05%, 01/21/97...............................       NR           1,000         996,807
    6.20%, 01/15/97...............................       NR           7,000       6,984,328
    6.35%, 01/15/97...............................       NR           6,000       5,986,242
  CXC, Inc.,
    7.00%, 01/02/97...............................       NR           3,662       3,662,000
  Dupont (EI) De Nemours,
    5.50%, 03/04/97...............................       P3           1,000         990,681
  Engelhard Corp.,
    5.58%, 02/24/97...............................       P2           2,000       1,983,570
  First Data Corp.,
    5.40%, 03/18/97-03/25/97......................       NR           8,617       8,512,061
    5.46%, 03/25/97...............................       NR           5,000       4,937,817
  Fleet Funding Corp,
    5.80%, 02/04/97...............................       NR           3,729       3,709,174
  ITT Hartford Group, Inc.,
    5.45%, 01/23/97...............................      P1+           1,000         996,821


                                       B9

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Kredietbank Na Finance Corp.,
    5.32%, 01/16/97...............................       NR       $   2,000  $    1,995,862
  Lehman Brothers Holdings, Inc.,
    6.70%, 01/07/97...............................       NR           5,000       4,995,347
  Merrill Lynch & Co., Inc.,
    5.35%, 01/29/97...............................       P1          12,000      11,951,850
    5.37%, 01/31/97...............................       P1           7,000       6,969,719
  NYNEX Corp.,
    6.80%, 01/06/97...............................       P3           3,000       2,997,733
  Preferred Receivables Funding Corp.,
    5.60%, 02/25/97...............................       P1           4,000       3,966,400
  Rank Xerox Capital PLC.,
    6.25%, 01/09/97...............................       NR           2,583       2,579,861
  Societe Generale,
    5.77%, 05/15/97...............................       P1           2,000       2,000,259
  Transamerica Financial Corp.,
    5.38%, 02/06/97...............................       P1           3,750       3,730,385
  WCP Funding, Inc.,
    5.40%, 02/20/97...............................       NR           2,000       1,985,300
                                                                             --------------
                                                                                172,768,625
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 3.0%
  American General Financial Corp.,
    7.75%, 01/15/97...............................       P1           3,700       3,702,664
    9.50%, 08/01/97...............................       P1           1,500       1,530,273
  Associates Corp. of North America,
    9.70%, 05/01/97...............................       P1           2,000       2,023,837
  Beneficial Corp.,
    9.35%, 02/03/97...............................       P1           3,500       3,510,736
  Capital Equipment Receivable Trust,
    5.60%, 10/15/97...............................       NR           3,862       3,862,223
  Capital One Bank,
    8.625%, 01/15/97..............................      Baa3         32,425      32,443,158
  Coca-Cola Enterprises, Inc.,
    6.50%, 11/15/97...............................       A3           3,750       3,765,600
  General Motors Acceptance Corp.,
    5.47%, 02/12/97...............................       P1          12,000      11,925,243
    6.30%, 09/10/97...............................      Aaa           5,000       5,017,600
    6.70%, 04/30/97...............................       A3          11,000      11,035,420
    7.60%, 02/10/97...............................       P1           2,000       2,004,629
    7.85%, 03/05/97...............................      Baa1          3,300       3,312,078
    7.85%, 03/05/97...............................       P1          10,050      10,080,742
  Kimberly Clark Corp.,
    9.125%, 06/01/97..............................       NR           1,000       1,013,822
  Mellon Bank Corp.,
    6.50%, 12/01/97...............................      Baa1          1,650       1,656,253
  Norwest Corp.,
    7.875%, 01/30/97..............................       P1           2,000       2,003,190
  Salomon, Inc.,
    5.89%, 11/10/97...............................      Baa1         30,000      29,962,500

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Short Term Repack Asset,
    6.00%, 12/15/97...............................       NR       $   4,000  $    3,999,186
                                                                             --------------
                                                                                132,849,154
                                                                             --------------
REPURCHASE AGREEMENT -- 0.5%
  Joint Repurchase Agreement Account
    6.613%, 01/02/97 (Note 5).....................                   22,692      22,692,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $464,184,986)......................................................     455,727,035
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT
  SALE -- 101.3%
  (cost $4,188,354,768; Note 6)............................................   4,538,468,628
                                                                             --------------

INVESTMENT SOLD SHORT -- (2.4%)
 United States Treasury Bond,
   6.75%, 8/15/26
   (proceeds $111,621,197; Note 2)..............................  (106,860)    (110,481,637)
                                                                             --------------

TOTAL INVESTMENTS, NET OF SHORT SALES -- 98.9%
                                                                              4,427,986,991
                                                                             --------------
OTHER ASSETS IN EXCESS OF OTHER
  LIABILITIES -- 1.1%......................................................      50,821,542
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,478,808,533
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR       American Depository Receipt
    B.A.      Bankers' Acceptances
    C.D.      Certificates of Deposit
    M.T.N.    Medium Term Note
    PLC       Public Limited Company
    SA        Sociedad Anonima (Spanish Corporation) or Societe
              Anonyme (French Corporation)
    NR        Not Rated

(a)  Non-income producing security.

(b)  Indicates a variable rate security.



          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                      B10

                           FLEXIBLE MANAGED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 97.6%
                                                                       VALUE
COMMON STOCKS -- 61.3%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 4.1%
  AlliedSignal, Inc...............................        600,000  $   40,200,000
  Boeing Co.......................................        530,500      56,431,937
  Lockheed Martin Corp............................        500,000      45,750,000
  Rockwell International Corp. (a)................        400,000      24,350,000
  United Technologies Corp........................        550,000      36,300,000
                                                                   --------------
                                                                      203,031,937
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 4.2%
  Banc One Corp...................................        775,000      33,325,000
  BankAmerica Corp................................        300,000      29,925,000
  Chase Manhattan Corp............................        550,000      49,087,500
  Citicorp........................................        310,000      31,930,000
  PNC Bank Corp...................................        750,000      28,218,750
  State Street Boston Corp........................        500,000      32,250,000
                                                                   --------------
                                                                      204,736,250
                                                                   --------------
BEVERAGES -- 0.9%
  Anheuser-Busch Companies, Inc...................      1,150,000      46,000,000
                                                                   --------------
CHEMICALS -- 0.6%
  E.I. du Pont de Nemours & Co....................        300,000      28,312,500
                                                                   --------------
CHEMICALS - SPECIALTY -- 1.8%
  IMC Global, Inc.................................        600,000      23,475,000
  Morton International, Inc.......................        600,000      24,450,000
  Praxair, Inc....................................        825,000      38,053,125
                                                                   --------------
                                                                       85,978,125
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  CUC International, Inc. (a).....................        600,000      14,250,000
                                                                   --------------
COMPUTER SERVICES -- 6.4%
  3Com Corp. (a)..................................        600,000      44,025,000
  Cadence Design Systems, Inc. (a)................        675,000      26,831,250
  Cascade Communications..........................        325,000      17,915,625
  Cisco Systems, Inc. (a).........................        750,000      47,718,750
  Computer Associates International, Inc..........        975,000      48,506,250
  Computer Sciences Corp. (a).....................        500,000      41,062,500
  First Data Corp.................................        500,000      18,250,000
  Gateway 2000, Inc. (a)..........................        275,000      14,729,687
  Microsoft Corp. (a).............................        250,000      20,656,250
  Oracle Corp. (a)................................        775,000      32,356,250
                                                                   --------------
                                                                      312,051,562
                                                                   --------------
CONSTRUCTION -- 0.7%
  Fluor Corp......................................        550,000      34,512,500
                                                                   --------------
COSMETICS & SOAPS -- 0.7%
  Procter & Gamble Co.............................        300,000      32,250,000
                                                                   --------------
DIVERSIFIED GAS -- 0.3%
  Cross Timbers Oil Co............................        530,000      13,316,250
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 1.8%
  Alco Standard Corp..............................        300,000      15,487,500
  Hewlett-Packard Co..............................        325,000      16,331,250
  Honeywell, Inc..................................        650,000      42,737,500
  Xerox Corp......................................        300,000      15,787,500
                                                                   --------------
                                                                       90,343,750
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 6.0%
  American Home Products Corp.....................        885,000      51,883,125
  Baxter International, Inc.......................        650,000      26,650,000
  Becton, Dickinson & Co..........................        800,000      34,700,000
  Boston Scientific Corp. (a).....................        700,000      42,000,000
  Medtronic, Inc..................................        400,000      27,200,000
  Novartis Corp., AG ADR (Switzerland)............        933,328      53,491,332
  Pfizer, Inc.....................................        700,000      58,012,500
                                                                   --------------
                                                                      293,936,957
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.9%
  Applied Materials, Inc. (a).....................        450,000      16,171,875
  Baldor Electric Co..............................              1              25

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Belden, Inc.....................................        425,000  $   15,725,000
  FORE Systems, Inc. (a)..........................        725,000      23,834,375
  Westinghouse Electric Corp......................      1,900,000      37,762,500
                                                                   --------------
                                                                       93,493,775
                                                                   --------------
ELECTRONICS -- 2.2%
  ADT Ltd. (a)....................................        750,000      17,156,250
  Intel Corp......................................        475,000      62,195,313
  Maxim Integrated Products, Inc. (a).............        700,000      30,275,000
                                                                   --------------
                                                                      109,626,563
                                                                   --------------
FINANCIAL SERVICES -- 0.9%
  MBNA Corp.......................................      1,075,000      44,612,500
                                                                   --------------
FOODS -- 0.4%
  Nabisco Holdings Corp.
    (Class 'A' Stock).............................        500,000      19,437,500
                                                                   --------------
FOREST PRODUCTS -- 1.2%
  Kimberly-Clark Corp.............................        350,000      33,337,500
  Willamette Industries, Inc......................        399,000      27,780,375
                                                                   --------------
                                                                       61,117,875
                                                                   --------------
GAS PIPELINES -- 0.7%
  Enron Corp......................................        850,000      36,656,250
                                                                   --------------
HEALTH CARE -- 0.2%
  Tenet Healthcare Corp. (a)......................        400,000       8,750,000
                                                                   --------------
HOSPITAL MANAGEMENT -- 1.1%
  Columbia/HCA Healthcare Corp....................        900,000      36,675,000
  Guidant Corp....................................        300,000      17,100,000
                                                                   --------------
                                                                       53,775,000
                                                                   --------------
INSURANCE -- 5.0%
  Aetna Inc.......................................        650,000      52,000,000
  Allstate Corp...................................        875,000      50,640,625
  American International Group, Inc...............        250,000      27,062,500
  Chubb Corp......................................        400,000      21,500,000
  CIGNA Corp......................................        250,000      34,156,250
  Travelers Group, Inc............................      1,266,666      57,474,970
                                                                   --------------
                                                                      242,834,345
                                                                   --------------
LEISURE -- 0.6%
  Carnival Corp. (Class 'A' Stock)................        900,000      29,700,000
                                                                   --------------
LODGING -- 0.2%
  Hilton Hotels Corp..............................        400,000      10,450,000
                                                                   --------------
MACHINERY -- 0.8%
  Case Corp.......................................        700,000      38,150,000
                                                                   --------------
MEDIA -- 0.4%
  Comcast Corp. (Class 'A' Stock).................      1,000,000      17,625,000
                                                                   --------------
MINERAL RESOURCES -- 0.5%
  Potash Corp. of Saskatchewan, Inc...............        270,000      22,950,000
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 4.5%
  Cognizant Corp..................................        735,700      24,278,100
  General Electric Co.............................        700,000      69,212,500
  Illinois Tool Works, Inc........................        400,000      31,950,000
  Tyco International, Ltd.........................      1,225,000      64,771,875
  York International Corp.........................        500,000      27,937,500
                                                                   --------------
                                                                      218,149,975
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.1%
  Unilever N.V., ADR (United Kingdom).............        300,000      52,575,000
                                                                   --------------
PETROLEUM -- 3.2%
  British Petroleum, PLC, ADR (United Kingdom)....        325,000      45,946,875
  Mobil Corp......................................        400,000      48,900,000
  Royal Dutch Petroleum Co., ADR (Netherlands)....        200,000      34,150,000
  Total SA, ADR (France)..........................        700,000      28,175,000
                                                                   --------------
                                                                      157,171,875
                                                                   --------------

                                      B11

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
PETROLEUM SERVICES -- 1.3%
  Baker Hughes, Inc...............................        581,700  $   20,068,650
  Halliburton Co..................................        700,000      42,175,000
                                                                   --------------
                                                                       62,243,650
                                                                   --------------
RETAIL -- 6.5%
  American Stores Co..............................        800,000      32,700,000
  Federated Department Stores, Inc. (a)...........      1,120,000      38,220,000
  The Gap, Inc....................................        500,000      15,062,500
  Home Depot, Inc.................................        750,000      37,593,750
  Koninklijke Ahold, ADR (Netherlands)............        250,000      15,437,500
  Nike, Inc. (Class 'B' Stock)....................        600,000      35,850,000
  Nine West Group.................................        775,000      35,940,625
  Price/Costco, Inc. (a)..........................      1,500,000      37,687,500
  Safeway, Inc. (a)...............................      1,000,000      42,750,000
  Staples, Inc. (a)...............................      1,601,500      28,927,094
                                                                   --------------
                                                                      320,168,969
                                                                   --------------
TELECOMMUNICATIONS -- 0.8%
  AT&T Corp.......................................        550,000      23,925,000
  Newbridge Networks Corp. (a)....................        500,000      14,125,000
                                                                   --------------
                                                                       38,050,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,434,484,264)..........................................   2,996,258,108
                                                                   --------------
PREFERRED STOCKS -- 1.5%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Financial Services..............      1,000,000      25,200,000
                                                                   --------------
GAS PIPELINES -- 0.1%
  TransCanada Pipelines, Ltd......................        140,000       3,640,000
                                                                   --------------
LEISURE -- 0.3%
  Hilton Hotels (Conv.)...........................        600,000      14,775,000
                                                                   --------------
TELECOMMUNICATIONS -- 0.6%
  Airtouch Communications (Conv.).................        700,000      31,675,000
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $75,571,505).............................................      75,290,000
                                                                   --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CONVERTIBLE BONDS -- 0.6%                           (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 0.6%
  Federated Department Stores, Inc.,
    5.00%, 10/01/03...............................      Ba3       $   8,000       9,180,000
  Home Depot, Inc.,
    3.25%, 10/01/01...............................       A1          19,000      18,715,000
                                                                             --------------
TOTAL CONVERTIBLE BONDS
  (cost $27,850,057).......................................................      27,895,000
                                                                             --------------

LONG-TERM BONDS -- 34.2%
DOMESTIC CORPORATE BONDS -- 22.3%
AEROSPACE -- 0.2%
  Northrop Grumman Corp.,
    7.875%, 03/01/26..............................       NR           7,500       7,517,475
                                                                             --------------
AGRICULTURAL EQUIPMENT -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3           6,500       6,576,700
                                                                             --------------
AIRLINES -- 2.3%
  Delta Air Lines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      23,342,952
    10.375%, 02/01/11.............................      Ba1          25,750      31,546,840

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa2      $  10,125  $   12,000,555
    10.67%, 05/01/04..............................      Baa3         19,500      23,062,455
    11.21%, 05/01/14..............................      Baa3         17,500      22,945,475
                                                                             --------------
                                                                                112,898,277
                                                                             --------------
ASSET BACKED -- 0.1%
  Standard Credit Card Master Trust
    5.95%, 10/07/04...............................      AAA           4,500       4,325,625
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.3%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Ba2          10,800      11,504,916
    8.625%, 08/15/03..............................      Ba2           7,500       8,115,825
  TCI Communications, Inc.,
    8.65%, 09/15/04...............................      Baa3          6,000       6,029,460
    8.75%, 08/01/15...............................      Baa3          5,950       5,877,886
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      Baa3         17,500      16,110,150
    9.80%, 02/01/12...............................       B2           7,000       7,575,400
    9.875%, 06/15/22..............................      Baa3          7,878       8,483,976
    10.125%, 04/15/22.............................      Baa3          2,000       2,196,040
                                                                             --------------
                                                                                 65,893,653
                                                                             --------------
COMPUTERS -- 0.3%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1          14,800      14,122,900
                                                                             --------------
FINANCIAL SERVICES -- 10.7%
  Bank of New York,
    7.97%, 12/31/26...............................       A1          26,000      26,258,440
  Barnett Banks,
    8.06%, 12/01/26...............................       NR           3,500       3,540,775
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         11,175      11,214,671
    6.73%, 06/04/98...............................      Baa2         26,000      26,153,400
    6.90%, 04/15/99...............................      Baa3         11,000      11,073,590
    7.20%, 07/19/99...............................      Baa3         11,250      11,376,112
  Conseco, Inc.,
    8.70%, 11/15/26...............................       NR          18,200      18,356,884
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       NR          24,250      24,251,455
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3          3,500       3,407,250
    7.00%, 06/15/00...............................      Baa3         13,500      13,663,350
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       NR          11,150      11,087,560
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          43,500      43,103,062
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         13,000      13,270,530
  Ford Motor Credit,
    7.00%, 09/25/01...............................       NR          13,000      13,193,830
  General Motors Acceptance Corp., M.T.N.,
    7.375%, 07/20/98..............................      Baa1          4,500       4,589,235
    7.875%, 03/15/00..............................       NR           5,000       5,202,100
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1         24,000      24,032,400
    6.84%, 09/25/98...............................      Baa1          5,000       5,037,850
  Liberty Mutual Insurance Co.,
    7.875%, 10/15/26..............................       A2           2,500       2,526,985
    8.20%, 05/04/07...............................       NR           5,000       5,309,700
  Lumbermens Mutual Casualty Co.,
    9.15%, 07/01/26...............................       NR          12,600      13,702,500


                                      B12

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Mellon Bank Corp.,
    7.72%, 12/01/26...............................       A2       $  15,500  $   15,020,275
    7.995%, 01/15/27..............................       A2          38,500      38,018,750
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       NR          21,000      20,582,583
  Salomon, Inc., M.T.N.,
    5.98%, 02/02/98...............................      Baa          23,500      23,488,485
    7.00%, 05/15/99...............................      Baa          34,600      34,873,340
    7.25%, 05/01/01...............................      Baa           8,625       8,706,593
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       NR           7,500       7,470,000
  Travelers Capital, Inc.,
    7.75%, 12/01/36...............................       A1          20,000      19,350,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................       NR          20,750      20,542,500
  USAA Capital Corp.,
    6.34%, 09/18/98...............................      Aa1          20,000      20,080,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          26,300      26,563,000
                                                                             --------------
                                                                                525,047,205
                                                                             --------------
FOOD & BEVERAGE -- 0.1%
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          3,000       3,013,500
                                                                             --------------
HEALTH CARE -- 0.9%
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba2          15,315      16,157,325
    9.625%, 09/01/02..............................      Ba1          23,750      26,006,250
                                                                             --------------
                                                                                 42,163,575
                                                                             --------------
INDUSTRIAL -- 0.1%
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,530,950
                                                                             --------------
MEDIA -- 3.9%
  News America Holdings, Inc.,
    7.375%, 10/17/08..............................      Baa3          2,000       1,984,640
    7.75%, 12/01/45...............................      Baa3         39,000      36,316,410
    9.25%, 02/01/13...............................      Baa3         36,200      40,554,498
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,092,447
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1          13,250      13,583,503
    8.18%, 08/15/07...............................      Ba1          13,000      13,338,910
    8.375%, 07/15/33..............................      Baa3         32,800      32,917,752
    9.125%, 01/15/13..............................      Ba1          12,040      13,144,068
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................       Ba           5,300       5,410,293
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2           7,350       7,035,126
    7.75%, 06/01/05...............................      Ba2          19,675      19,373,382
                                                                             --------------
                                                                                192,751,029
                                                                             --------------
OIL & GAS -- 0.4%
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Ba2           3,000       3,225,450
  Transco Energy Co.,
    9.125%, 05/01/98..............................      Ba3          14,000      14,531,160
                                                                             --------------
                                                                                 17,756,610
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 0.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,887,640
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,500       3,762,500
                                                                             --------------
                                                                                  7,650,140
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 1.6%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1       $   6,600  $    6,765,000
    8.50%, 06/15/03...............................      Ba1          66,000      68,640,000
    10.00%, 02/15/01..............................      Ba1           2,500       2,725,000
                                                                             --------------
                                                                                 78,130,000
                                                                             --------------
TECHNOLOGY -- 0.2%
  Comdisco, Inc., M.T.N.,
    6.375%, 11/30/01..............................      Baa1          2,700       2,656,530
    7.25%, 04/15/98...............................      Baa2         10,000      10,135,700
                                                                             --------------
                                                                                 12,792,230
                                                                             --------------
FOREIGN CORPORATE BONDS -- 7.0%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N.,(Colombia)
    8.625%, 06/02/00..............................       NR           5,500       5,713,125
  Banco Ganadero, SA, M.T.N., (Colombia)
    9.75%, 08/26/99...............................      Baa           7,300       7,683,250
  Bancomer, SA, (Mexico)
    8.00%, 07/07/98...............................       Ba           8,000       7,980,000
  Bangkok Bank, (Thailand)
    7.25%, 09/15/05...............................       A3          10,000       9,777,400
  Central Hispano Financial Services, (Cayman
    Islands)
    6.031%, 04/28/05..............................       A3           5,000       5,002,500
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................       NR           5,650       5,565,250
  Controladora Commercial Mexicana, SA, (Mexico)
    8.75%, 04/21/98...............................       NR          15,100      15,175,500
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................       Aa          17,500      17,219,388
  Dotmar, Inc., (Canada)
    9.50%, 08/01/16...............................       Ba          24,750      27,070,313
  Empresa Colombia de Petroleos, (Colombia)
    7.25%, 07/08/98...............................       NR           8,250       8,311,875
  Kansallis-Osake Pankki, N.Y., (Finland)
    8.65%, 01/01/49 (b)...........................      Baa1          9,000       9,397,350
    9.75%, 12/15/98...............................      Baa1         16,760      17,789,064
  Nacional Financie, (Cayman Islands)
    9.00%, 01/25/99...............................      Ba2          15,000      15,300,000
  National Power Co., (United Kingdom)
    7.875%, 12/15/06..............................      Ba2          22,500      22,612,500
    8.40%, 12/15/16...............................      Ba2          27,500      27,362,500
  Okobank, (Finalnd)
    7.70%, 10/29/49 (b)...........................       NR           3,500       3,585,750
    7.25%, 09/27/49...............................       A3          18,750      19,125,000
    7.325%, 10/29/49 (b)..........................       NR           9,000       9,220,500
  Petroliam Nasional, (Malaysia)
    7.125%, 10/18/06..............................       NR          63,100      63,509,519
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba2           7,600       8,308,700
  Rio de Janeiro, (Brazil)
    10.375%, 07/12/99.............................       NR           7,000       7,192,500
  Rogers Cablesystems, Inc., Sr. Sec'd Notes,
    (Canada)
    10.00%, 03/15/05..............................      Ba3           2,000       2,130,000


                                      B13

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Royal Bank of Canada, (Canada)
    6.75%, 10/24/11...............................      Aa3       $  15,000  $   14,685,000
  Siam Commercila, (Thailand)
    7.50%, 03/15/06...............................      Aa3          14,500      14,282,500
                                                                             --------------
                                                                                343,999,484
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................      Aaa          11,800       2,391,388
  United States Treasury Notes,
    6.375%, 08/15/02..............................      Aaa          10,000      10,065,600
                                                                             --------------
                                                                                 12,456,988
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 4.7%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1          32,340      28,337,925
  Republic of Colombia, (Colombia)
    7.125%, 05/11/98..............................      Ba1           2,700       2,713,500
    8.00%, 06/14/01...............................       NR           2,150       2,182,250
    8.75%, 10/06/99...............................      Ba1          12,300      12,853,500
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98).......................      Baa3        100,500      85,048,125
    5.00%, (until 10/27/99)
    6.00%, (until 10/27/02)
    7.00%, 10/27/14
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07...............................      Ba2          60,250      53,020,000
  United Mexican States, (Mexico)
    9.75%, 02/06/01...............................       NR          25,000      25,812,500
    11.375%, 09/15/16.............................       NR          21,000      21,866,250
                                                                             --------------
                                                                                231,834,050
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,657,819,992)....................................................   1,681,460,391
                                                                             --------------
TOTAL LONG TERM INVESTMENTS
  (cost $4,195,725,818)....................................................   4,780,903,499
                                                                             --------------

SHORT-TERM INVESTMENTS -- 4.1%
BANK NOTES -- 0.1%
  American Express Centurian Bank,
    5.625%, 01/14/97..............................       NR           1,000       1,000,001
  Comerica Bank of Detroit,
    6.585%, 02/14/97..............................       NR             569         568,948
  NBD Bank, N.A.,
    6.55%, 06/02/97...............................       NR           2,000       2,008,199
                                                                             --------------
                                                                                  3,577,148
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.5%
  Advanta National Bank,
    6.14%, 02/28/97...............................      Baa2         17,000      17,000,000
  Chase Manhattan Bank,
    5.43%, 05/06/97...............................       P3           6,000       6,000,000
                                                                             --------------
                                                                                 23,000,000
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Abbey National Treasury Services, PLC, (United
    Kingdom)
    5.41%, 01/30/97...............................       P1       $   2,000  $    2,000,037
  Bayerische Hypotheken, (Germany)
    5.74%, 05/27/97...............................       NR           1,000       1,000,409
                                                                             --------------
                                                                                  3,000,446
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 0.5%
  Bank of Montreal, (Canada)
    5.39%, 01/22/97...............................       P1           2,000       2,000,000
  Banque Nationale de Paris, (France)
    5.41%, 01/15/97...............................       NR           3,000       2,999,989
    5.58%, 04/02/97...............................       NR           2,000       1,999,461
  Barclays Bank, PLC, (United Kingdom)
    5.37%, 02/03/97-02/05/97......................       NR           6,000       6,000,000
  Deutsche Bank, (Germany)
    5.69%, 10/28/97...............................       P3           1,000         999,754
  Empresas La Moderna, SA, (Mexico)
    10.25%, 11/12/97..............................      Baa1          2,000       2,051,250
  Grupo Televisa, SA, (Mexico)
    10.00%, 11/09/97..............................      Ba2           4,000       4,100,000
  National Bank of Canada, (Canada)
    5.438%, 03/10/97..............................       P3           1,000       1,000,000
  Societe Generale, (France)
    5.77%, 05/15/97...............................       P1           1,000       1,000,130
                                                                             --------------
                                                                                 22,150,584
                                                                             --------------
COMMERCIAL PAPER -- 1.3%
  Aetna Services, Inc.,
    5.42%, 03/14/97...............................       NR           2,000       1,978,621
  American Brands Inc,
    5.33%, 01/31/97...............................       P3           1,000         995,706
    6.00%, 01/22/97...............................       P3           1,000         996,667
  American Express Credit Corp.,
    5.30%, 02/28/97...............................       P1           3,000       2,974,825
  Aristar, Inc.,
    5.59%, 02/28/97...............................       P2           1,000         991,149
  Bank Austria,
    5.35%, 01/15/97...............................       NR           2,000       1,996,136
  Barton Capital Corp.,
    5.35%, 02/27/97...............................       NR           1,000         991,678
  Bradford & Bingley Building Society,
    5.35%, 01/10/97-01/15/97......................       A1           5,550       5,542,659
  Caterpillar Financial Services Corp.,
    5.35%, 06/16/97...............................       P1           1,000         975,479
  Cheltenham & Gloucester Building Society,
    5.325%, 02/24/97..............................       NR           1,000         992,160
    5.35%, 01/15/97...............................       NR           1,000         998,068
  Coca Cola Enterprises, Inc.,
    5.34%, 02/03/97...............................       NR           1,000         995,253
  Colonial Pipeline Co.,
    5.75%, 01/27/97...............................       P3           1,000         996,007
  Commonwealth Bank of Australia,
    5.32%, 01/22/97...............................       NR           7,000       6,979,311
  Corporate Receivables Corp.,
    5.33%, 01/24/97...............................       NR           2,000       1,993,486


                                      B14

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Countrywide Home Loan, Inc.,
    6.20%, 01/15/97...............................       NR       $   3,000  $    2,993,283
  CXC, Inc.,
    5.60%, 01/16/97...............................       NR           1,005       1,002,811
    7.00%, 01/02/97...............................       NR             670         670,000
  Dakota Cert. Prog. of Stand. Cred.,
    5.34%, 01/23/97...............................       NR           2,000       1,993,770
  Engelhard Corp.,
    5.58%, 02/24/97...............................       P2           1,000         991,785
  Enterprise Funding Corp.,
    5.47%, 01/16/97...............................       NR           1,000         997,873
    5.50%, 01/15/97...............................       NR           2,000       1,996,028
  Fleet Funding Corp.,
    5.80%, 02/04/97...............................       NR           1,000         994,683
  General Motors Acceptance Corp.,
    5.47%, 02/12/97...............................       P1           3,000       2,981,311
    5.50%, 04/07/97...............................       P1           1,912       1,884,249
  Kredietbank Na Finance Corp.,
    5.32%, 01/16/97...............................       NR           1,000         997,931
  Merrill Lynch & Co., Inc.,
    5.31%, 02/27/97...............................       P1           1,000         991,740
    5.32%, 01/21/97...............................       P1           1,000         997,192
    5.33%, 01/24/97...............................       P1           2,000       1,993,486
    5.35%, 01/29/97...............................       P1           3,000       2,987,963
  Morgan Stanley Group, Inc.,
    5.32%, 01/29/97...............................       P1           5,000       4,980,050
  Nationwide Building Society,
    5.375%, 02/26/97..............................       NR           1,000         991,788
  Preferred Receivables Funding Corp.,
    5.45%, 01/15/97...............................       P1           1,000         998,032
    5.60%, 02/25/97...............................       P1           1,000         991,600
  Short Term Repack Asset Trust,
    6.006%, 12/15/97..............................       NR           1,000         999,797
  Societe Generale,
    5.57%, 04/04/97...............................       P1           1,000         999,676
  Transamerica Financial Corp.,
    5.34%, 02/03/97...............................       P1           1,000         995,253
                                                                             --------------
                                                                                 65,827,506
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.2%
  Associates Corp. of North America,
    6.625%, 11/15/97..............................       P1             600         604,890
  Beneficial Corp.,
    5.54%, 08/05/97...............................       P1           1,000       1,000,375
    9.70%, 05/30/97...............................       P1           2,000       2,031,498
  Capital Equipment Receivable Trust,
    5.60%, 10/15/97...............................       NR           1,545       1,544,889
  Dean Witter, Discover &,
    5.747%, 03/06/97..............................       P2           1,250       1,250,281
  Ford Motor Credit Corp.,
    5.625%, 03/03/97..............................       P1             500         499,927
    7.95%, 03/27/97...............................       P1             465         467,315
  General Electric Capital Corp.,
    8.00%, 02/01/97...............................       P1           1,500       1,503,055
  General Motors Acceptance Corp.,
    7.75%, 02/20/97-04/15/97......................       P1             825         828,464
    7.85%, 03/05/97...............................       P1           1,150       1,154,153
    7.90%, 03/13/97...............................       P1             500         501,804

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Household Finance Corp.,
    5.67%, 08/11/97...............................       P2       $     475  $      475,495
  Norwest Corp.,
    7.70%, 11/15/97...............................       P1             500         508,485
  Pfizer, Inc.,
    6.50%, 02/01/97...............................       P3             500         500,280
                                                                             --------------
                                                                                 12,870,911
                                                                             --------------
REPURCHASE AGREEMENT -- 1.4%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................                   70,099      70,099,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS -- 4.1%
  (cost $204,409,679)......................................................     200,525,595
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT SALE -- 101.7%
  (cost $4,400,135,497; Note 6)............................................   4,981,429,094
                                                                             --------------
INVESTMENT SOLD SHORT -- (2.2%)
  United States Treasury Bond,
    6.75% 8/15/26
    (proceeds $113,630,151; Note 2).............................    108,775    (112,461,581)
                                                                             --------------
TOTAL INVESTMENTS, NET OF SHORT SALES -- 99.5%.............................
                                                                              4,868,967,513
OTHER ASSETS IN EXCESS OF OTHER
    LIABILITIES -- 0.5%....................................................      27,955,174
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,896,922,687
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR        American Depository Receipt
    AG         Aktiengesellschaft (West German Stock Company)
    B.A.       Bankers' Acceptances
    C.D.       Certificates of Deposit
    M.T.N.     Medium Term Note
    NR         Not Rated
    PLC        Public Limited Company (British Corporation)
    SA         Sociedad Anonima (Spanish Corporation) or Societe
               Anonyme (French Corporation)

(a)  Non-income producing security.

(b)  Indicates a variable rate security.


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                      B15

                             STOCK INDEX PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 96.8%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 2.4%
  AlliedSignal, Inc...............................         77,300  $    5,179,100
  Boeing Co.......................................         98,028      10,427,728
  General Dynamics Corp...........................         17,400       1,226,700
  Lockheed Martin Corp............................         54,149       4,954,633
  McDonnell Douglas Corp..........................         57,300       3,667,200
  Northrop Grumman Corp...........................         15,300       1,266,075
  Raytheon Co.....................................         62,800       3,022,250
  Rockwell International Corp. (a)................         59,000       3,591,625
  United Technologies Corp........................         65,800       4,342,800
                                                                   --------------
                                                                       37,678,111
                                                                   --------------
AIRLINES -- 0.3%
  AMR Corp. (a)...................................         25,000       2,203,125
  Delta Air Lines, Inc............................         20,900       1,481,287
  Southwest Airlines Co...........................         39,600         876,150
  USAir Group, Inc. (a)...........................         16,100         376,337
                                                                   --------------
                                                                        4,936,899
                                                                   --------------
ALUMINUM -- 0.4%
  Alcan Aluminum, Ltd.............................         62,050       2,086,431
  Aluminum Co. of America.........................         46,500       2,964,375
  Reynolds Metals Co..............................         17,200         969,650
                                                                   --------------
                                                                        6,020,456
                                                                   --------------
AUTOS - CARS & TRUCKS -- 2.1%
  Chrysler Corp...................................        197,400       6,514,200
  Cummins Engine Co., Inc.........................         11,200         515,200
  Dana Corp.......................................         26,900         877,612
  Echlin, Inc.....................................         16,600         524,975
  Ford Motor Co...................................        322,100      10,266,937
  General Motors Corp.............................        204,900      11,423,175
  Genuine Parts Co................................         33,150       1,475,175
  Johnson Controls, Inc...........................         11,100         919,912
  Navistar International Corp. (a)................         20,500         187,062
  Safety Kleen Corp...............................         17,450         285,744
                                                                   --------------
                                                                       32,989,992
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 7.3%
  Banc One Corp...................................        117,694       5,060,842
  Bank of Boston Corp.............................         40,600       2,608,550
  Bank of New York Company, Inc...................        105,800       3,570,750
  BankAmerica Corp................................         97,448       9,720,438
  Bankers Trust NY Corp...........................         22,000       1,897,500
  Barnett Banks, Inc..............................         52,900       2,175,512
  Boatmen's Bancshares, Inc.......................         41,800       2,696,100
  Chase Manhattan Corp............................        119,147      10,633,870
  Citicorp........................................        129,500      13,338,500
  Comerica, Inc...................................         30,700       1,607,912
  CoreStates Financial Corp.......................         60,100       3,117,687
  First Bank System, Inc..........................         37,600       2,566,200
  First Chicago NBD Corp..........................         88,315       4,746,931
  First Union Corp................................         76,525       5,662,850
  Fleet Financial Group, Inc......................         71,100       3,546,112
  Golden West Financial Corp......................         15,000         946,875
  Great Western Financial Corp....................         37,100       1,075,900
  H.F. Ahmanson & Co..............................         29,400         955,500
  J.P. Morgan & Co., Inc..........................         50,250       4,905,656
  KeyCorp.........................................         62,600       3,161,300
  Mellon Bank Corp................................         34,550       2,453,050
  NationsBank Corp................................         78,139       7,638,087
  Norwest Corp....................................         99,100       4,310,850
  PNC Bank Corp...................................         90,800       3,416,350
  Suntrust Banks, Inc.............................         59,500       2,930,375
  U.S. Bancorp....................................         42,100       1,891,869

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Wachovia Corp...................................         44,900  $    2,536,850
  Wells Fargo & Co................................         25,266       6,815,503
                                                                   --------------
                                                                      115,987,919
                                                                   --------------
BEVERAGES -- 3.7%
  Adolph Coors Co. (Class 'B' Stock)..............          9,500         180,500
  Anheuser-Busch Companies, Inc...................        135,800       5,432,000
  Brown-Forman Corp. (Class 'B' Stock)............         19,500         892,125
  Coca-Cola Co....................................        676,000      35,574,500
  PepsiCo, Inc....................................        423,200      12,378,600
  Seagram Co., Ltd................................        101,100       3,917,625
                                                                   --------------
                                                                       58,375,350
                                                                   --------------
CHEMICALS -- 2.2%
  Air Products & Chemicals, Inc...................         30,000       2,073,750
  Dow Chemical Co.................................         65,700       5,149,237
  E.I. du Pont de Nemours & Co....................        152,600      14,401,625
  Eastman Chemical Co.............................         20,600       1,138,150
  FMC Corp. (a)...................................         10,600         743,325
  Hercules, Inc...................................         28,400       1,228,300
  Monsanto Co.....................................        160,500       6,239,437
  Nalco Chemical Co...............................         17,500         632,187
  Rohm & Haas Co..................................         17,900       1,461,087
  Sigma-Aldrich Corp..............................         13,600         849,150
  Union Carbide Corp..............................         34,500       1,410,187
                                                                   --------------
                                                                       35,326,435
                                                                   --------------
CHEMICALS - SPECIALTY -- 0.5%
  Engelhard Corp..................................         39,075         747,309
  Great Lakes Chemical Corp.......................         17,400         813,450
  Morton International, Inc.......................         39,500       1,609,625
  Praxair, Inc....................................         42,000       1,937,250
  Raychem Corp....................................         11,900         953,487
  W.R. Grace & Co.................................         25,000       1,293,750
                                                                   --------------
                                                                        7,354,871
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  CUC International, Inc. (a).....................        108,925       2,586,969
  Deluxe Corp.....................................         21,100         691,025
  Dun & Bradstreet Corp...........................         47,460       1,127,175
  John H. Harland Co..............................          8,200         270,600
  Moore Corp., Ltd................................         26,800         546,050
                                                                   --------------
                                                                        5,221,819
                                                                   --------------
COMPUTER SERVICES -- 5.2%
  3Com Corp. (a)..................................         46,800       3,433,950
  Amdahl Corp. (a)................................         33,100         401,337
  Autodesk, Inc...................................         13,900         389,200
  Automatic Data Processing, Inc..................         79,000       3,387,125
  Bay Networks, Inc. (a)..........................         51,300       1,070,887
  Cabletron Systems, Inc. (a).....................         42,600       1,416,450
  Ceridian Corp. (a)..............................         19,800         801,900
  Cisco Systems, Inc. (a).........................        176,200      11,210,725
  COMPAQ Computer Corp. (a).......................         73,400       5,449,950
  Computer Associates International, Inc..........         98,962       4,923,359
  Computer Sciences Corp. (a).....................         20,500       1,683,562
  EMC Corp. (a)...................................         64,400       2,133,250
  First Data Corp.................................        122,300       4,463,950
  Intergraph Corp. (a)............................         11,300         115,825
  Microsoft Corp. (a).............................        324,900      26,844,862
  Novell, Inc. (a)................................         92,500         875,859
  Oracle Corp. (a)................................        179,025       7,474,294
  Seagate Technology, Inc. (a)....................         68,100       2,689,950


                                      B16

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Silicon Graphics, Inc. (a)......................         47,600  $    1,213,800
  Sun Microsystems, Inc. (a)......................         98,800       2,537,925
  Tandem Computers, Inc. (a)......................         32,900         452,375
                                                                   --------------
                                                                       82,970,535
                                                                   --------------
CONSTRUCTION -- 0.2%
  Fluor Corp......................................         23,000       1,443,250
  Foster Wheeler Corp.............................         10,400         386,100
  Kaufman & Broad Home Corp.......................          8,366         107,712
  Owens Corning...................................         13,200         562,650
  Pulte Corp......................................          5,900         181,425
                                                                   --------------
                                                                        2,681,137
                                                                   --------------
CONTAINERS -- 0.2%
  Ball Corp.......................................          8,100         210,600
  Bemis Co., Inc..................................         14,200         523,625
  Crown Cork & Seal Co., Inc......................         34,400       1,870,500
                                                                   --------------
                                                                        2,604,725
                                                                   --------------
COSMETICS & SOAPS -- 2.4%
  Alberto Culver Co. (Class 'B' Stock)............          7,000         336,000
  Avon Products, Inc..............................         36,100       2,062,212
  Clorox Co.......................................         13,900       1,395,212
  Colgate Palmolive Co............................         41,600       3,837,600
  Gillette Co.....................................        121,000       9,407,750
  International Flavors & Fragrances, Inc.........         30,300       1,363,500
  Procter & Gamble Co.............................        185,252      19,914,590
                                                                   --------------
                                                                       38,316,864
                                                                   --------------
DIVERSIFIED GAS -- 0.2%
  Ashland, Inc....................................         18,000         789,750
  Coastal Corp....................................         28,000       1,368,500
  Eastern Enterprises.............................          5,100         180,412
  ENSERCH Corp....................................         19,000         437,000
  NICOR, Inc......................................         14,100         504,075
  ONEOK, Inc......................................          6,400         192,000
                                                                   --------------
                                                                        3,471,737
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 3.2%
  Alco Standard Corp..............................         36,176       1,867,586
  Avery Dennison Corp.............................         29,200       1,032,950
  Dell Computer Corp. (a).........................         48,600       2,581,875
  Hewlett-Packard Co..............................        276,200      13,879,050
  Honeywell, Inc..................................         35,900       2,360,425
  International Business Machines Corp............        141,100      21,306,100
  Pitney Bowes, Inc...............................         40,700       2,218,150
  Unisys Corp. (a)................................         46,100         311,175
  Xerox Corp......................................         88,246       4,643,946
                                                                   --------------
                                                                       50,201,257
                                                                   --------------
DRUGS AND HOSPITAL SUPPLIES -- 9.1%
  Abbott Laboratories.............................        210,700      10,693,025
  Allergan, Inc...................................         18,600         662,625
  ALZA Corp. (a)..................................         23,500         608,062
  American Home Products Corp.....................        173,400      10,165,575
  Amgen, Inc. (a).................................         72,000       3,915,000
  Bausch & Lomb, Inc..............................         15,600         546,000
  Baxter International, Inc.......................         74,200       3,042,200
  Becton, Dickinson & Co..........................         33,300       1,444,387
  Biomet, Inc.....................................         29,900         452,237
  Boston Scientific Corp. (a).....................         48,700       2,922,000
  Bristol-Myers Squibb Co.........................        135,840      14,772,600
  C.R. Bard, Inc..................................         14,400         403,200
  Eli Lilly & Co..................................        149,800      10,935,400

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Johnson & Johnson...............................        364,000  $   18,109,000
  Mallinckrodt, Inc...............................         20,600         908,975
  Medtronic, Inc..................................         65,100       4,426,800
  Merck & Co., Inc................................        327,750      25,974,187
  Pfizer, Inc.....................................        176,800      14,652,300
  Pharmacia & Upjohn, Inc.........................        138,225       5,477,166
  Schering-Plough Corp............................        100,300       6,494,425
  St. Jude Medical, Inc. (a)......................         22,600         963,325
  United States Surgical Corp.....................         17,500         689,062
  Warner-Lambert Co...............................         73,800       5,535,000
                                                                   --------------
                                                                      143,792,551
                                                                   --------------
ELECTRICAL EQUIPMENT -- 0.3%
  Applied Materials, Inc. (a).....................         52,100       1,872,344
  W.W. Grainger, Inc..............................         14,600       1,171,650
  Westinghouse Electric Corp......................        113,200       2,249,850
                                                                   --------------
                                                                        5,293,844
                                                                   --------------
ELECTRONICS -- 3.8%
  Advanced Micro Devices, Inc. (a)................         37,300         960,475
  AMP, Inc........................................         59,144       2,269,651
  Apple Computer, Inc.............................         32,900         686,787
  Data General Corp. (a)..........................          9,000         130,500
  Digital Equipment Corp. (a).....................         41,800       1,520,475
  EG&G, Inc.......................................         11,800         237,475
  Emerson Electric Co.............................         61,000       5,901,750
  Harris Corp.....................................         10,900         748,012
  Intel Corp......................................        223,000      29,199,062
  LSI Logic Corp. (a).............................         35,600         952,300
  Micron Technology, Inc..........................         56,000       1,631,000
  Motorola, Inc...................................        161,300       9,899,787
  National Semiconductor Corp. (a)................         37,100         904,312
  Perkin-Elmer Corp...............................         11,400         671,175
  Tandy Corp......................................         16,665         733,260
  Tektronix, Inc..................................          8,600         440,750
  Texas Instruments, Inc..........................         51,300       3,270,375
  Thomas & Betts Corp.............................         14,400         639,000
                                                                   --------------
                                                                       60,796,146
                                                                   --------------
ENVIRONMENTAL SERVICES -- 0.1%
  Laidlaw, Inc. (Class 'B' Stock).................         84,400         970,600
                                                                   --------------
FINANCIAL SERVICES -- 3.2%
  American Express Co.............................        128,900       7,282,850
  Beneficial Corp.................................         14,400         912,600
  Dean Witter Discover & Co.......................         43,545       2,884,856
  Federal Home Loan Mortgage Corp.................         48,750       5,368,594
  Federal National Mortgage Association...........        296,000      11,026,000
  Fifth Third Bancorp.............................         28,400       1,783,875
  Green Tree Financial Corp.......................         36,800       1,421,400
  H & R Block, Inc................................         28,400         823,600
  Household International , Inc...................         25,900       2,389,275
  MBIA, Inc.......................................         11,700       1,184,625
  MBNA Corp.......................................         60,250       2,500,375
  Merrill Lynch & Co., Inc........................         45,400       3,700,100
  Morgan Stanley Group, Inc.......................         41,100       2,347,837
  National City Corp..............................         59,800       2,683,525
  Republic New York Corp..........................         15,000       1,224,375
  Salomon, Inc....................................         29,800       1,404,325
  Transamerica Corp...............................         17,800       1,406,200
                                                                   --------------
                                                                       50,344,412
                                                                   --------------
FOODS -- 4.1%
  Archer-Daniels-Midland Co.......................        146,698       3,227,356
  Campbell Soup Co................................         60,500       4,855,125


                                      B17

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  ConAgra, Inc....................................         65,200  $    3,243,700
  CPC International, Inc..........................         39,200       3,038,000
  Fleming Companies, Inc..........................          9,400         162,150
  General Mills, Inc..............................         42,100       2,668,087
  Giant Food, Inc. (Class 'A' Stock)..............         15,500         534,750
  H.J. Heinz & Co.................................         99,550       3,558,912
  Hershey Foods Corp..............................         42,600       1,863,750
  Kellogg Co......................................         56,800       3,727,500
  Philip Morris Companies, Inc....................        220,800      24,867,600
  Pioneer Hi-Bred International, Inc..............         22,500       1,575,000
  Quaker Oats Co..................................         37,000       1,410,625
  Ralston Purina Company..........................         29,340       2,152,822
  Sara Lee Corp...................................        132,200       4,924,450
  Sysco Corp......................................         47,900       1,562,737
  W. M. Wrigley, Jr. Co...........................         31,100       1,749,375
                                                                   --------------
                                                                       65,121,939
                                                                   --------------
FOREST PRODUCTS -- 1.5%
  Boise Cascade Corp..............................         12,986         412,305
  Champion International Corp.....................         26,600       1,150,450
  Georgia-Pacific Corp............................         24,600       1,771,200
  International Paper Co..........................         81,534       3,291,935
  James River Corp. of Virginia...................         23,000         761,875
  Kimberly-Clark Corp.............................         76,594       7,295,578
  Louisiana-Pacific Corp..........................         29,800         629,525
  Mead Corp.......................................         13,700         796,312
  Potlatch Corp...................................          8,700         374,100
  Stone Container Corp............................         28,566         424,919
  Temple Inland, Inc..............................         14,400         779,400
  Union Camp Corp.................................         18,900         902,475
  Westvaco Corp...................................         27,300         784,875
  Weyerhaeuser Co.................................         54,000       2,558,250
  Willamette Industries, Inc......................         15,000       1,044,375
                                                                   --------------
                                                                       22,977,574
                                                                   --------------
GAS PIPELINES -- 0.5%
  Columbia Gas System, Inc........................         15,300         973,462
  Consolidated Natural Gas Co.....................         25,900       1,430,975
  El Paso Natural Gas Co..........................          4,259         215,100
  Enron Corp......................................         68,900       2,971,312
  NorAm Energy Corp...............................         35,700         548,887
  Peoples Energy Corp.............................          9,700         328,587
  Williams Companies, Inc.........................         42,300       1,586,250
                                                                   --------------
                                                                        8,054,573
                                                                   --------------
HOSPITAL MANAGEMENT -- 0.8%
  Beverly Enterprises, Inc. (a)...................         24,200         308,550
  Columbia/HCA Healthcare Corp....................        182,698       7,444,943
  Guidant Corp....................................         13,000         741,000
  Humana, Inc. (a)................................         43,500         831,937
  Manor Care, Inc.................................         15,850         427,950
  Service Corp. International.....................         64,400       1,803,200
  Shared Medical Systems Corp.....................          7,100         349,675
  Tenet Healthcare Corp. (a)......................         57,600       1,260,000
                                                                   --------------
                                                                       13,167,255
                                                                   --------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc.................         10,900         757,550
  Centex Corp.....................................          9,200         346,150
  Fleetwood Enterprises, Inc......................          9,500         261,250
  Lowe's Companies, Inc...........................         47,700       1,693,350
  Masco Corp......................................         44,000       1,584,000
  Maytag Corp.....................................         28,300         558,925
  Stanley Works...................................         25,600         691,200

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Tupperware Corporation..........................         16,300  $      874,087
  Whirlpool Corp..................................         20,300         946,487
                                                                   --------------
                                                                        7,712,999
                                                                   --------------
INSURANCE -- 4.0%
  Aetna Inc.......................................         41,512       3,320,960
  Alexander & Alexander Services, Inc.............         10,400         180,700
  Allstate Corp...................................        120,994       7,002,528
  American General Corp...........................         55,300       2,260,387
  American International Group, Inc...............        127,337      13,784,230
  Aon Corp........................................         28,700       1,782,987
  Chubb Corp......................................         49,400       2,655,250
  CIGNA Corp......................................         20,500       2,800,812
  General Re Corp.................................         22,250       3,509,937
  ITT Hartford Group, Inc. (a)....................         32,300       2,180,250
  Jefferson-Pilot Corp............................         18,575       1,051,809
  Lincoln National Corp...........................         27,600       1,449,000
  Marsh & McLennan Companies, Inc.................         19,500       2,028,000
  MGIC Investment Corp............................         17,400       1,322,400
  Providian Corp..................................         25,800       1,325,475
  SAFECO Corp.....................................         33,400       1,317,213
  St. Paul Companies, Inc.........................         23,400       1,371,825
  Torchmark Corp..................................         18,700         944,350
  Travelers Group, Inc............................        174,594       7,922,203
  United Healthcare Corp..........................         50,600       2,277,000
  UNUM Corp.......................................         20,000       1,445,000
  USF&G Corp......................................         32,400         676,350
  USLIFE Corp.....................................          8,500         282,625
                                                                   --------------
                                                                       62,891,291
                                                                   --------------
LEISURE -- 1.1%
  Brunswick Corp..................................         28,100         674,400
  Harrah's Entertainment, Inc. (a)................         26,650         529,669
  Hasbro, Inc.....................................         23,600         917,450
  King World Productions, Inc. (a)................         10,550         389,031
  Mattel, Inc.....................................         74,581       2,069,623
  Walt Disney Co..................................        184,267      12,829,590
                                                                   --------------
                                                                       17,409,763
                                                                   --------------
LODGING -- 0.6%
  HFS, Inc........................................         35,900       2,145,025
  Hilton Hotels Corp..............................         74,700       1,951,538
  Loews Corp......................................         31,500       2,968,875
  Marriott International, Inc.....................         35,300       1,950,325
                                                                   --------------
                                                                        9,015,763
                                                                   --------------
MACHINERY -- 1.1%
  Briggs & Stratton Corp..........................          7,700         338,800
  Case Corp.......................................         20,000       1,090,000
  Caterpillar, Inc................................         51,600       3,882,900
  Cincinnati Milacron, Inc........................         11,000         240,625
  Cooper Industries, Inc..........................         28,600       1,204,775
  Deere & Co......................................         69,500       2,823,438
  Dover Corp......................................         31,000       1,557,750
  Eaton Corp......................................         21,400       1,492,650
  Giddings & Lewis, Inc...........................          6,900          88,838
  Harnischfeger Industries, Inc...................         12,800         616,000
  Ingersoll-Rand Co...............................         29,900       1,330,550
  PACCAR, Inc.....................................         10,830         736,440
  Parker-Hannifin Corp............................         21,050         815,688
  Snap-On, Inc....................................         17,500         623,438
  Timken Co.......................................          8,300         380,763
                                                                   --------------
                                                                       17,222,655
                                                                   --------------

                                      B18

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
MEDIA -- 1.8%
  Comcast Corp. (Special Class 'A' Stock).........         85,900  $    1,530,094
  Dow Jones & Co., Inc............................         26,500         897,688
  Gannett Co., Inc................................         38,200       2,860,225
  Interpublic Group of Companies, Inc.............         21,200       1,007,000
  Knight-Ridder, Inc..............................         25,800         986,850
  McGraw-Hill, Inc................................         27,200       1,254,600
  Meredith Corp...................................          7,000         369,250
  New York Times Co. (Class 'A' Stock)............         26,800       1,018,400
  R. R. Donnelley & Sons Co.......................         41,300       1,295,788
  Tele-Communications, Inc. (Series 'A'
    Stock) (a)....................................        176,800       2,309,450
  Time Warner, Inc................................        154,440       5,791,500
  Times Mirror Co. (Class 'A' Stock)..............         28,200       1,402,950
  Tribune Co......................................         16,100       1,269,888
  US West Media Group (a).........................        169,300       3,132,050
  Viacom, Inc. (Class 'B' Stock) (a)..............         95,967       3,346,849
                                                                   --------------
                                                                       28,472,582
                                                                   --------------
MINERAL RESOURCES -- 0.9%
  ASARCO, Inc.....................................         12,200         303,475
  Barrick Gold Corporation........................         96,400       2,771,500
  Battle Mountain Gold Co.........................         59,000         405,625
  Burlington Resources, Inc.......................         34,300       1,727,863
  Cyprus Amax Minerals Co.........................         25,400         593,725
  Echo Bay Mines, Ltd.............................         37,200         246,450
  Freeport-McMoRan Copper & Gold, Inc. (Class 'B'
    Stock)........................................         51,700       1,544,538
  Homestake Mining Co.............................         42,000         598,500
  Inco, Ltd.......................................         46,100       1,469,438
  Newmont Mining Corp.............................         27,300       1,221,675
  Phelps Dodge Corp...............................         17,800       1,201,500
  Placer Dome, Inc................................         65,200       1,418,100
  Sante Fe Pacific Gold Corp......................         34,916         536,834
                                                                   --------------
                                                                       14,039,223
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 4.5%
  Browning-Ferris Industries, Inc.................         58,800       1,543,500
  Cognizant Corp..................................         46,460       1,533,180
  Crane Co........................................         11,850         343,650
  Ecolab, Inc.....................................         17,100         643,388
  General Electric Co.............................        449,200      44,414,650
  General Instrument Corp. (a)....................         36,900         797,963
  General Signal Corp.............................         13,962         596,876
  Illinois Tool Works, Inc........................         33,800       2,699,775
  ITT Corp. (a)...................................         31,200       1,353,300
  ITT Industries, Inc.............................         31,900         781,550
  Millipore Corp..................................         11,000         455,125
  NACCO Industries, Inc. (Class 'A' Stock)........          2,500         133,750
  Newport News Shipbuilding, Inc. (a).............          9,160         137,400
  Pall Corp.......................................         32,500         828,750
  PPG Industries Inc..............................         50,100       2,811,863
  Textron, Inc....................................         22,300       2,101,775
  Thermo Electron Corp. (a).......................         23,000         948,750
  Trinova Corp....................................          7,200         261,900
  TRW, Inc........................................         34,800       1,722,600
  Tyco International, Ltd.........................         42,200       2,231,325
  WMX Technologies, Inc...........................        132,300       4,316,288
                                                                   --------------
                                                                       70,657,358
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 2.0%
  American Greetings Corp. (Class 'A' Stock)......         20,600  $      584,525
  Black & Decker Corp.............................         23,500         707,938
  Corning, Inc....................................         62,800       2,904,500
  Eastman Kodak Co................................         91,000       7,302,750
  Jostens, Inc....................................          9,900         209,138
  Minnesota Mining & Manufacturing Co.............        113,300       9,389,738
  Polaroid Corp...................................         11,800         513,300
  Rubbermaid, Inc.................................         40,900         930,475
  Unilever N.V., ADR (United Kingdom).............         44,300       7,763,575
  Whitman Corp....................................         28,300         647,363
                                                                   --------------
                                                                       30,953,302
                                                                   --------------
PETROLEUM -- 8.0%
  Amerada Hess Corp...............................         25,200       1,458,450
  Amoco Corp......................................        135,030      10,869,915
  Atlantic Richfield Co...........................         43,785       5,801,513
  Chevron Corp....................................        178,000      11,570,000
  Exxon Corp......................................        337,400      33,065,200
  Kerr-McGee Corp.................................         13,200         950,400
  Louisiana Land & Exploration Co.................          9,300         498,713
  Mobil Corp......................................        106,900      13,068,525
  Occidental Petroleum Corp.......................         89,000       2,080,375
  PanEnergy Corp..................................         40,290       1,813,050
  Pennzoil Co.....................................         12,500         706,250
  Phillips Petroleum Co...........................         71,900       3,181,575
  Royal Dutch Petroleum Co., ADR (Netherlands)....        145,800      24,895,350
  Santa Fe Energy Resources, Inc. (a).............         22,970         318,709
  Sun Co., Inc....................................         19,000         463,125
  Tenneco, Inc....................................         45,800       2,066,725
  Texaco, Inc.....................................         71,700       7,035,563
  Union Pacific Resources Group, Inc..............         67,756       1,981,863
  Unocal Corp.....................................         67,500       2,742,188
  USX-Marathon Group..............................         78,100       1,864,638
                                                                   --------------
                                                                      126,432,127
                                                                   --------------
PETROLEUM SERVICES -- 1.0%
  Baker Hughes, Inc...............................         39,700       1,369,650
  Dresser Industries, Inc.........................         47,700       1,478,700
  Halliburton Co..................................         34,200       2,060,550
  Helmerich & Payne, Inc..........................          6,600         344,025
  McDermott International, Inc....................         13,700         227,763
  Oryx Energy Co. (a).............................         29,100         720,225
  Rowan Companies, Inc. (a).......................         25,400         574,675
  Schlumberger, Ltd...............................         67,200       6,711,600
  Sonat, Inc......................................         24,000       1,236,000
  Western Atlas, Inc. (a).........................         14,200       1,006,425
                                                                   --------------
                                                                       15,729,613
                                                                   --------------
RAILROADS -- 0.9%
  Burlington Northern, Inc........................         42,142       3,640,015
  Conrail Inc.....................................         16,534       1,647,200
  CSX Corp........................................         59,212       2,501,707
  Norfolk Southern Corp...........................         33,800       2,957,500
  Union Pacific Corp..............................         66,300       3,986,288
                                                                   --------------
                                                                       14,732,710
                                                                   --------------


                                      B19

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
RESTAURANTS -- 0.6%
  Darden Restaurants, Inc.........................         44,000  $      385,000
  McDonald's Corp.................................        189,100       8,556,775
  Wendy's International, Inc......................         33,700         690,850
                                                                   --------------
                                                                        9,632,625
                                                                   --------------
RETAIL -- 4.7%
  Albertson's, Inc................................         68,700       2,447,438
  American Stores Co..............................         40,100       1,639,088
  AutoZone, Inc. (a)..............................         23,000         632,500
  Charming Shoppes, Inc...........................         23,300         117,956
  Circuit City Stores, Inc........................         26,800         807,350
  CVS Corp........................................         28,700       1,187,463
  Dayton-Hudson Corp..............................         58,242       2,285,999
  Dillard Department Stores, Inc. (Class 'A'
    Stock)........................................         31,050         958,669
  Federated Department Stores, Inc. (a)...........         56,400       1,924,650
  Great Atlantic & Pacific Tea Co., Inc...........         10,100         321,938
  Harcourt General, Inc...........................         20,506         945,839
  Home Depot, Inc.................................        130,749       6,553,794
  J.C. Penney Co., Inc............................         62,200       3,032,250
  K mart Corp.....................................        128,900       1,337,338
  Kroger Co. (a)..................................         34,000       1,581,000
  Liz Claiborne, Inc..............................         19,300         745,463
  Longs Drug Stores, Inc..........................          6,200         304,575
  May Department Stores Co........................         68,300       3,193,025
  Mercantile Stores Co., Inc......................         10,200         503,625
  Newell Co.......................................         42,400       1,335,600
  Nike, Inc. (Class 'B' Stock)....................         78,000       4,660,500
  Nordstrom, Inc..................................         21,200         751,275
  Pep Boys-Manny, Moe & Jack......................         16,600         510,450
  Price/Costco, Inc. (a)..........................         53,666       1,348,358
  Reebok International, Ltd.......................         14,600         613,200
  Rite Aid Corp...................................         33,200       1,319,700
  Sears, Roebuck & Co.............................        107,100       4,939,988
  Sherwin-Williams Co.............................         23,400       1,310,400
  Stride Rite Corp................................         12,400         124,000
  Supervalu, Inc..................................         17,800         505,075
  The Gap, Inc....................................         76,700       2,310,588
  The Limited, Inc................................         72,448       1,331,232
  TJX Companies, Inc..............................         21,800       1,032,775
  Toys 'R' Us, Inc. (a)...........................         74,550       2,236,500
  Wal-Mart Stores, Inc............................        622,400      14,237,400
  Walgreen Co.....................................         67,600       2,704,000
  Winn Dixie Stores, Inc..........................         41,000       1,296,625
  Woolworth Corp..................................         34,900         763,438
                                                                   --------------
                                                                       73,851,064
                                                                   --------------
RUBBER -- 0.2%
  B.F. Goodrich Co................................         13,800         558,900
  Cooper Tire & Rubber Co.........................         23,200         458,200
  Goodyear Tire & Rubber Co.......................         43,000       2,209,125
                                                                   --------------
                                                                        3,226,225
                                                                   --------------
STEEL -- 0.3%
  Allegheny Teledyne, Inc.........................         48,380       1,112,740
  Armco, Inc. (a).................................         26,700         110,138
  Bethlehem Steel Corp. (a).......................         31,600         284,400
  Inland Steel Industries, Inc....................         12,000         240,000
  Nucor Corp......................................         23,900       1,218,900
  USX-U.S. Steel Group............................         23,740         744,843
  Worthington Industries, Inc.....................         23,600         427,750
                                                                   --------------
                                                                        4,138,771
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
TELECOMMUNICATIONS -- 4.5%
  Airtouch Communications, Inc. (a)...............        137,000  $    3,459,250
  Alltel Corp.....................................         51,400       1,612,675
  Ameritech Corp..................................        148,900       9,027,063
  Andrew Corp. (a)................................         15,975         847,673
  AT&T Corp.......................................        439,573      19,121,426
  DSC Communications Corp. (a)....................         32,000         572,000
  Frontier Corp...................................         23,000         520,375
  Lucent Technologies, Inc........................        173,760       8,036,400
  MCI Communications Corp.........................        187,000       6,112,563
  Northern Telecom, Ltd...........................         70,300       4,349,813
  SBC Communications, Inc.........................        163,600       8,466,300
  Scientific-Atlanta, Inc.........................         19,500         292,500
  Sprint Corp.....................................        117,200       4,673,350
  Tci Satellite Entertainment, Inc. (Class 'A'
    Stock) (a)....................................         17,080         168,665
  Tellabs, Inc. (a)...............................         48,400       1,821,050
  Worldcom Inc....................................        111,600       2,908,575
                                                                   --------------
                                                                       71,989,678
                                                                   --------------
TEXTILES -- 0.2%
  Fruit of the Loom, Inc. (Class 'A' Stock) (a)...         20,200         765,075
  National Service Industries, Inc................         12,500         467,188
  Russell Corp....................................         10,600         315,350
  Springs Industries, Inc.........................          6,400         275,200
  V.F. Corp.......................................         17,918       1,209,465
                                                                   --------------
                                                                        3,032,278
                                                                   --------------
TOBACCO -- 0.2%
  American Brands, Inc............................         46,700       2,317,488
  UST, Inc........................................         50,800       1,644,650
                                                                   --------------
                                                                        3,962,138
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Caliber System Inc..............................         11,600         223,300
  Consolidated Freightways, Inc. (a)..............          5,700          50,588
  Federal Express Corp. (a).......................         30,800       1,370,600
  Ryder System, Inc...............................         21,700         610,313
                                                                   --------------
                                                                        2,254,801
                                                                   --------------
UTILITY - COMMUNICATIONS -- 2.8%
  Bell Atlantic Corp..............................        119,100       7,711,725
  BellSouth Corp..................................        270,200      10,909,325
  GTE Corp........................................        260,520      11,853,660
  NYNEX Corp......................................        120,200       5,784,625
  Pacific Telesis Group...........................        116,200       4,270,350
  U S West Communications, Inc....................        130,900       4,221,525
                                                                   --------------
                                                                       44,751,210
                                                                   --------------
UTILITY - ELECTRIC -- 2.8%
  American Electric Power Co., Inc................         51,100       2,101,488
  Baltimore Gas & Electric Co.....................         39,250       1,049,938
  Carolina Power & Light Co.......................         41,400       1,511,100
  Central & South West Corp.......................         58,300       1,493,938
  CINergy Corp....................................         43,739       1,459,789
  Consolidated Edison Co. of NY, Inc..............         64,100       1,874,925
  Dominion Resources, Inc.........................         49,250       1,896,125
  DTE Energy Company..............................         38,500       1,246,438
  Duke Power Co...................................         55,100       2,548,375
  Edison International............................        117,200       2,329,350
  Entergy Corp....................................         63,900       1,773,225
  FPL Group, Inc..................................         49,300       2,267,800
  GPU, Inc........................................         31,600       1,062,550
  Houston Industries, Inc.........................         71,500       1,617,688


                                      B20

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS(CONTINUED)                               SHARES         (NOTE 2)
                                                    -------------  --------------
  Niagara Mohawk Power Corp.......................         35,700  $      352,538
  Northern States Power Co........................         18,200         834,925
  Ohio Edison Co..................................         42,200         960,050
  P P & L Resources, Inc..........................         43,800       1,007,400
  Pacific Enterprises.............................         23,800         722,925
  Pacific Gas & Electric Co.......................        111,400       2,339,400
  PacifiCorp......................................         79,500       1,629,750
  PECO Energy Co..................................         60,800       1,535,200
  Public Service Enterprise Group, Inc............         66,000       1,798,500
  Southern Co.....................................        181,600       4,108,700
  Texas Utilities Co..............................         60,129       2,450,257
  Unicom Corp.....................................         57,600       1,562,400
  Union Electric Company..........................         27,600       1,062,600
                                                                   --------------
                                                                       44,597,374
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $998,185,758)............................................   1,531,362,551
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS -- 3.6%                          (000)
                                                    -------------
U.S. GOVERNMENT OBLIGATION -- 0.2%
  US Treasury Bills,
    4.860%, 03/20/97 (b)..........................  $       2,550       2,523,659
REPURCHASE AGREEMENT -- 3.4%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................         53,762      53,762,000
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $56,285,493).............................................      56,285,659
TOTAL INVESTMENTS -- 100.4%
  (cost $1,054,471,251; Note 6)..................................   1,587,648,210
VARIATION MARGIN ON OPEN FUTURES CONTRACTS -- (0.1%) (C).........
                                                                         (937,100)
OTHER LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.3%).........................................      (5,330,803)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $1,581,380,307
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

  ADR  American Depository Receipt

  (a)  Non-income producing security.

  (b)  Security segregated as collateral for futures contracts

  (c)  Open futures contracts as of December 31, 1996 are as follows:

 NUMBER OF                       EXPIRATION    VALUE AT         VALUE AT
 CONTRACTS          TYPE            DATE      TRADE DATE    DECEMBER 31, 1996   APPRECIATION
    129      S&P 500 Index         Mar 97    $47,304,050       $48,020,250        $716,200


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                      B21

                                EQUITY PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 75.9%
                                                                       VALUE
COMMON STOCKS -- 75.3%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AUTOMOBILES & TRUCKS -- 3.8%
  Chrysler Corp...................................      3,927,820  $  129,618,060
  General Motors Corp.............................        700,000      39,025,000
  Navistar International Corp. (a)................        395,200       3,606,200
  PACCAR Inc......................................        139,700       9,499,600
                                                                   --------------
                                                                      181,748,860
                                                                   --------------
BANKS & FINANCIAL SERVICES -- 13.6%
  American Express Co.............................      2,200,000     124,300,000
  Associates First Capital Corp. (a)..............        139,300       6,146,613
  Bank of New York Co., Inc.......................      1,800,000      60,750,000
  BankAmerica Corp................................        550,000      54,862,500
  Chase Manhattan Corp............................        624,000      55,692,000
  Dean Witter Discover & Co.......................      1,600,000     106,000,000
  First America Bank Corp.........................        187,000      11,243,375
  Great Western Financial Corp....................      1,000,000      29,000,000
  Lehman Brothers Holdings, Inc...................        900,000      28,237,500
  Mellon Bank Corp................................        276,398      19,624,258
  Mercantile Bankshares Corp......................        279,600       8,947,200
  Morgan (J.P.) & Co., Inc........................        395,400      38,600,925
  NationsBank Corp................................        600,000      58,650,000
  Republic New York Corp..........................        225,000      18,365,625
  Salomon, Inc....................................        700,000      32,987,500
                                                                   --------------
                                                                      653,407,496
                                                                   --------------
CHEMICALS -- 1.0%
  Eastman Chemical Co.............................        466,550      25,776,887
  Wellman, Inc....................................        798,200      13,669,175
  Witco Corp......................................        268,800       8,198,400
                                                                   --------------
                                                                       47,644,462
                                                                   --------------
COMMERCIAL SERVICES -- 1.9%
  AAR Corp........................................        650,000      19,662,500
  American Standard Co., Inc. (a).................      1,050,000      40,162,500
  TRW Inc.........................................        694,400      34,372,800
                                                                   --------------
                                                                       94,197,800
                                                                   --------------
COMPUTER HARDWARE -- 5.1%
  Amdahl Corp. (a)................................      4,000,000      48,500,000
  Comdisco, Inc...................................      1,297,207      41,186,322
  Digital Equipment Corp. (a).....................      2,900,000     105,487,500
  Gerber Scientific, Inc..........................        419,800       6,244,525
  International Business Machines Corp............        300,000      45,300,000
                                                                   --------------
                                                                      246,718,347
                                                                   --------------
CONSTRUCTION & HOUSING -- 0.5%
  Centex Corp.....................................        600,000      22,575,000
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 5.1%
  Gibson Greetings Inc. (a).......................        750,000      14,718,750
  Loews Corp......................................      1,600,000     150,800,000
  RJR Nabisco Holdings Corp.......................      2,300,000      78,200,000
                                                                   --------------
                                                                      243,718,750
                                                                   --------------
ELECTRICAL EQUIPMENT
  Rexel, Inc. (a).................................        107,199       1,701,784
                                                                   --------------
ELECTRICAL POWER -- 1.2%
  American Electric Power
    Company Inc...................................        180,000       7,402,500
  GPU, Inc........................................        500,000      16,812,500
  Long Island Lighting Co.........................      1,541,400      34,103,475
                                                                   --------------
                                                                       58,318,475
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
ELECTRONICS -- 1.1%
  Harris Corp.....................................        300,000  $   20,587,500
  Texas Instruments, Inc..........................        500,000      31,875,000
                                                                   --------------
                                                                       52,462,500
                                                                   --------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
  NorAm Energy Corp...............................      1,300,000      19,987,500
                                                                   --------------
FOREST PRODUCTS -- 8.9%
  Georgia-Pacific Corp............................        900,000      64,800,000
  International Paper Co..........................      1,350,000      54,506,250
  James River Corp. of Virginia...................        560,000      18,550,000
  Kimberly-Clark Corp.............................        343,100      32,680,275
  Mead Corp.......................................        900,000      52,312,500
  Rayonier Inc....................................        125,000       4,796,875
  Temple-Inland Inc...............................        850,000      46,006,250
  Weyerhaeuser Co.................................      1,421,400      67,338,825
  Willamette Industries, Inc......................      1,250,000      87,031,250
                                                                   --------------
                                                                      428,022,225
                                                                   --------------
HOSPITALS -- 3.0%
  Foundation Health Corp. (a).....................      1,430,700      45,424,725
  Tenet Healthcare Corp. (a)......................      3,237,832      70,827,575
  Wellpoint Health Networks Inc...................        799,700      27,489,688
                                                                   --------------
                                                                      143,741,988
                                                                   --------------
INSURANCE -- 11.3%
  Alexander & Alexander Services, Inc.............      1,050,000      18,243,750
  American Financial Group Inc....................        303,700      11,464,675
  American General Corp...........................      1,000,000      40,875,000
  Chubb Corp......................................      2,206,400     118,594,000
  Citizens Corp...................................        700,000      15,750,000
  Old Republic International Corp.................      1,950,885      52,186,174
  Providian Corp..................................        340,500      17,493,187
  SAFECO Corp.....................................      1,600,000      63,100,000
  St. Paul Companies, Inc.........................        826,900      48,477,013
  The Equitable Companies, Inc....................      1,800,000      44,325,000
  Travelers Corp..................................      1,800,000      81,675,000
  Western National Corp...........................      1,624,300      31,267,775
                                                                   --------------
                                                                      543,451,574
                                                                   --------------
METALS-NON FERROUS -- 1.6%
  Aluminum Company of America.....................        600,000      38,250,000
  Amax Gold Inc. (a)..............................        131,342         837,305
  Cyprus Amax Minerals Co.........................      1,533,200      35,838,550
  Nord Resources Corp. (a)........................        130,500         570,938
                                                                   --------------
                                                                       75,496,793
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.1%
  American Water Works Co., Inc...................        270,000       5,568,750
  Worldtex, Inc. (a)..............................        107,199         951,391
                                                                   --------------
                                                                        6,520,141
                                                                   --------------
OIL & GAS EXPLORATION/PRODUCTION -- 6.0%
  Amerada Hess Corp...............................        325,000      18,809,375
  Atlantic Richfield Co...........................        400,000      53,000,000
  Elf Aquitaine, ADR (France).....................      2,424,433     109,705,593
  Occidental Petroleum Corp.......................      1,100,000      25,712,500
  Oryx Energy Co. (a).............................      1,600,000      39,600,000
  Total S.A., ADR (France)........................        738,365      29,719,191
  Union Texas Petroleum
    Holdings, Inc.................................        504,500      11,288,188
                                                                   --------------
                                                                      287,834,847
                                                                   --------------


                                      B22

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
RESTAURANTS -- 0.4%
  Darden Restaurants Inc..........................      2,500,000  $   21,875,000
                                                                   --------------
RETAIL -- 5.9%
  Dayton-Hudson Corp..............................        358,800      14,082,900
  Dillard Department Stores, Inc. (a).............      2,550,000      78,731,250
  K-Mart Corp. (a)................................      6,500,000      67,437,500
  Petrie Stores Corp..............................        540,000       1,451,250
  Tandy Corp......................................      1,382,900      60,847,600
  Toys 'R' Us Inc. (a)............................        854,000      25,620,000
  Waban, Inc. (a).................................      1,300,000      33,800,000
                                                                   --------------
                                                                      281,970,500
                                                                   --------------
STEEL -- 0.7%
  Bethlehem Steel Corp. (a).......................        500,000       4,500,000
  Birmingham Steel Corp...........................      1,468,400      27,899,600
  Carpenter Technology Corp.......................        100,000       3,662,500
                                                                   --------------
                                                                       36,062,100
                                                                   --------------
TELECOMMUNICATIONS -- 3.3%
  360 Communication Co............................         96,066       2,221,526
  AT&T Corp.......................................      1,600,000      69,600,000
  Loral Corp......................................      1,800,000      33,075,000
  Telefonica de Espana, SA, ADR (Spain)...........        800,000      55,400,000
                                                                   --------------
                                                                      160,296,526
                                                                   --------------
TRANSPORTATION -- 0.4%
  OMI Corp. (a)...................................      1,000,000       8,750,000
  Overseas Shipholding Group, Inc.................        600,000      10,200,000
                                                                   --------------
                                                                       18,950,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,545,705,536)..........................................   3,626,702,668
                                                                   --------------
PREFERRED STOCK -- 0.6%
DIVERSIFIED CONSUMER PRODUCTS -- 0.6%
  RJR Nabisco Holdings Corp., Conv. Pfd. Stock
    (cost $25,999,610)............................      4,000,000      27,000,000
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $2,571,705,146)..........................................   3,653,702,668
                                                                   --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENTS -- 23.8%                         (000)
                                                    -------------
CERTIFICATES OF DEPOSIT-YANKEE -- 2.7%
  Bank of Montreal
    5.45%, 01/07/97...............................  $      47,000      47,000,000
  Canadian Imperial Bank of Commerce
    5.41%, 01/31/97...............................         35,000      35,000,000
  Deutsche Bank
    5.37%, 01/21/97...............................         46,000      46,000,000
                                                                   --------------
                                                                      128,000,000
                                                                   --------------
COMMERCIAL PAPER -- 4.5%
  Aristar, Inc.,
    5.59%, 02/21/97...............................          6,615       6,563,642
  Ciba-Geigy Corp.,
    5.75%, 02/06/97...............................          2,000       1,988,820
  Countrywide Home Loan, Inc.,
    6.20%, 01/15/97...............................         11,000      10,975,372
    6.35%, 01/15/97...............................         18,000      17,958,725

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)                      (000)         (NOTE 2)
                                                    -------------  --------------

  Countrywide Home Loan, Inc.,
    5.58%, 01/21/97...............................  $      12,636  $   12,598,787
    5.35%, 01/21/97...............................          6,000       5,983,058
  Creditanstalt Finance Inc.,
    5.40%, 02/11/97...............................         20,000      19,880,000
  Engelhard Corp.,
    5.34%, 01/17/97...............................          5,000       4,988,875
    5.58%, 02/24/97...............................          1,000         991,785
  Finova Capital Corp.,
    5.55%, 01/13/97...............................          1,000         998,304
  General Motors Accept Corp.,
    5.72%, 01/31/97...............................          8,499       8,459,839
  GTE Corp.,
    5.50%, 01/14/97...............................          2,000       1,996,333
  Heller Financial, Inc.,
    5.57%, 01/13/97...............................          2,000       1,996,596
    5.57%, 01/14/97...............................          4,000       3,992,574
    5.75%, 01/16/97...............................          7,000       6,984,347
  Lehman Brothers Holdings, Inc.,
    6.70%, 01/07/97...............................         48,000      47,955,333
  Mitsubishi International Corp.,
    5.45%, 01/15/97...............................          3,000       2,994,096
    5.35%, 01/24/97...............................          2,000       1,993,461
  NYNEX Corp.,
    6.80%, 01/06/97...............................          5,000       4,996,222
    5.71%, 01/13/97...............................          5,000       4,991,276
  Preferred Receivables Funding Corp.,
    5.50%, 01/13/97...............................          2,990       2,984,975
    5.45%, 01/14/97...............................          1,000         998,183
    5.33%, 01/21/97...............................          2,639       2,631,576
    5.55%, 01/22/97...............................          2,613       2,604,943
    5.32%, 01/23/97...............................          7,800       7,775,794
  Rank Xerox Capital (Europe) PLC,
    5.65%, 01/16/97...............................          3,018       3,011,369
    5.50%, 01/17/97...............................         15,161      15,126,256
    5.35%, 01/21/97...............................          1,000         997,176
    5.65%, 01/21/97...............................          6,043       6,024,980
  Sonoco Products,
    5.45%, 01/14/97...............................          6,564       6,552,076
                                                                   --------------
                                                                      217,994,773
                                                                   --------------
REPURCHASE AGREEMENT -- 12.4%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................        599,921     599,921,000
                                                                   --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 4.2%
  Federal Home Loan Mortgage Corp.,
    5.24%, 02/14/97...............................         20,800      20,669,815
    5.225%, 02/28/97..............................         15,000      14,875,906
    5.27%, 03/17/97...............................         13,000      12,859,174
    5.26%, 06/20/97...............................          3,640       3,550,118
  Federal National Mortgage Assoc.,
    5.23%, 01/28/97...............................         14,040      13,986,968
    5.22%, 02/18/97...............................         20,800      20,658,248
    5.21%, 03/03/97...............................         21,205      21,020,870
    5.30%, 03/27/97...............................          8,000       7,900,720
    5.37%, 03/27/97...............................          8,320       8,215,751
    5.50%, 03/27/97...............................         10,600      10,468,455
    5.25%, 04/10/97...............................         22,000      21,685,583
    5.30%, 04/04/97...............................         20,800      20,520,448
    5.40%, 12/05/97...............................         10,000       9,986,992


                                      B23

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)                      (000)         (NOTE 2)
                                                    -------------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (CON'T)
  United States Treasury Notes,
    6.875%, 02/28/97..............................  $       3,900  $    3,909,750
    5.75%, 09/30/97...............................         12,000      12,025,527
                                                                   --------------
                                                                      202,334,325
                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,148,242,455)..........................................   1,148,250,098
                                                                   --------------
TOTAL INVESTMENTS -- 99.7%
  (cost $3,719,947,601: Note 6)..................................   4,801,952,766
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%............................................      12,016,310
                                                                   --------------
TOTAL NET ASSETS -- 100%.........................................  $4,813,969,076
                                                                   --------------
                                                                   --------------

The following abbreviation is used in portfolio descriptions:

     ADR  American Depository Receipt

     (a)  Non-income producing security.


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                      B24

                                GLOBAL PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 93.9%
                                                                       VALUE
COMMON STOCKS -- 93.8%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
ARGENTINA -- 0.7%
  Banco Frances Del Rio De La Plata
    (Banks and Savings & Loans)...................        453,195  $    4,238,157
                                                                   --------------
AUSTRALIA -- 3.9%
  Brambles Industries, Ltd.
    (Miscellaneous - Basic Industry)..............        552,500      10,783,281
  Broken Hill Proprietary Co., Ltd.
    (Metals - Diversified)........................        472,231       6,727,592
  Coca-Cola Amatil, Ltd.
    (Foods).......................................        371,832       3,975,907
  Publishing and Broadcasting, Ltd.
    (Media).......................................        213,900       1,040,709
                                                                   --------------
                                                                       22,527,489
                                                                   --------------
BELGIUM -- 0.3%
  Bekaert, SA
    (Miscellaneous - Basic Industry)..............          3,150       2,000,627
                                                                   --------------
BRAZIL -- 0.7%
  Basil De Distrub., ADR
    (Retail) (a)..................................        219,400       3,839,500
                                                                   --------------
FEDERAL REPUBLIC OF GERMANY -- 3.6%
  Hoechst, AG
    (Chemicals)...................................        177,900       8,398,266
  Linde, AG
    (Machinery)...................................         11,240       6,860,779
  SAP, AG
    (Computer Services) (a).......................         40,400       5,495,974
                                                                   --------------
                                                                       20,755,019
                                                                   --------------
FINLAND -- 1.6%
  Nokia Corp. (Class 'A' Stock)
    (Telecommunications)..........................        157,700       9,151,964
                                                                   --------------
FRANCE -- 6.4%
  Carrefour Supermarche, SA
    (Retail)......................................         18,000      11,708,671
  Imetal
    (Steel).......................................         25,236       3,724,620
  Legrand, SA
    (Electrical Equipment)........................         37,800       6,438,381
  SGS Thomson Microelectronics, N.V., ADR
    (Electronics) (a).............................        101,600       7,112,000
  SGS Thomson Microelectronics, N.V.,
    (Electronics) (a).............................          5,000         353,565
  Valeo, SA
    Autos - Cars & Trucks.........................        128,585       7,928,170
                                                                   --------------
                                                                       37,265,407
                                                                   --------------
HONG KONG -- 7.3%
  CDL Hotels International, Ltd.
    (Real Estate Development).....................      6,948,145       3,975,117
  Citic Pacific, Ltd.
    (Multi-industry) (c)..........................      1,652,000       9,590,122
  Guoco Group, Ltd.
    (Financial Services)..........................      1,944,000      10,883,082
  Hung Hing Printing Group, Ltd.
    (Miscellaneous - Basic Industry)..............      3,452,000       1,249,674
  Hutchison Whampoa, Ltd.
    (Multi-industry)..............................        749,000       5,882,959

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  New World Development Co., Ltd.
    (Real Estate Development).....................      1,597,000  $   10,736,828
                                                                   --------------
                                                                       42,317,782
                                                                   --------------
ITALY -- 2.7%
  Gucci Group, ADR
    (Textiles)....................................         94,100       6,010,637
  Telecom Italia Mobile Spa
    (Telecommunications)..........................      3,790,500       9,570,445
                                                                   --------------
                                                                       15,581,082
                                                                   --------------
JAPAN -- 13.6%
  Daibiru Corp.
    (Real Estate Development).....................        198,000       1,825,121
  Eisai Co., Ltd.
    (Drugs and Hospital Supplies).................        288,000       5,656,788
  Honda Motor Co.
    (Autos - Cars & Trucks).......................        368,000      10,493,453
  Jgc Corp.
    (Construction) (a)............................        438,000       3,278,963
  Keyence Corp.
    (Electrical Equipment)........................         37,800       4,656,616
  Kokusai Denshin Denwa
    (Telecommunications)..........................         49,000       3,368,539
  Mitsui Fudosan
    (Real Estate Development).....................        673,000       6,725,362
  Namco, Ltd.
    (Leisure).....................................        145,500       4,449,733
  Nippon Television Network
    (Media).......................................         21,700       6,542,901
  Nissan Chemicals Inds.
    (Chemicals)...................................        663,000       3,141,368
  Onward Kashiyama Co., Ltd.
    (Textiles)....................................        528,000       7,414,197
  Sony Corp.
    (Electronics).................................        169,000      11,050,224
  Toyota Motor Corp.
    (Autos - Cars & Trucks).......................        352,000      10,097,864
                                                                   --------------
                                                                       78,701,129
                                                                   --------------
MALAYSIA -- 2.6%
  I.J.M. Corp. Berhad
    (Construction)................................      3,180,000       7,493,465
  Renong Berhad
    (Real Estate Development).....................      1,637,000       2,904,459
  Resorts World Berhad
    (Leisure).....................................      1,065,000       4,850,495
                                                                   --------------
                                                                       15,248,419
                                                                   --------------
MEXICO -- 2.4%
  Apasco, SA de CV
    (Steel).......................................        659,200       4,508,778
  Cifra, SA de CV (Class 'B' Stock)
    (Retail) (a)..................................      1,948,900       2,379,657
  Fomento Economico Mexicano, SA de CV (Class 'B'
    Stock)
    (Beverage)....................................        935,400       3,198,961
  Kimberly Clark (Series A)
    (Paper Products)..............................        205,000       4,037,682
                                                                   --------------
                                                                       14,125,078
                                                                   --------------


                                      B25

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
NETHERLANDS -- 2.9%
  Heineken, N.V.
    (Food & Beverages)............................         21,625  $    3,825,996
  Nutricia Verenigde Bedrijven
    (Healthcare)..................................         37,300       5,664,859
  Royal Dutch Petroleum
    (Petroleum)...................................         41,400       7,255,220
                                                                   --------------
                                                                       16,746,075
                                                                   --------------
NEW ZEALAND -- 0.1%
  Fletcher Challenge Forestry Division
    (Forest Products).............................        293,204         490,803
                                                                   --------------
SINGAPORE -- 3.1%
  Overseas Chinese Banking Corp., Ltd.
    (Banks and Savings & Loans)...................        462,000       5,744,872
  Overseas Union Bank, Ltd.
    (Banks and Savings & Loans)...................        793,000       6,120,489
  Sembawang Maritime, Ltd.
    (Trucking/Shipping)...........................        883,500       2,525,548
  Wing Tai Holdings, Ltd.
    (Real Estate Development).....................      1,239,250       3,542,486
                                                                   --------------
                                                                       17,933,395
                                                                   --------------
SPAIN -- 2.8%
  Banco Popular Espanol, SA
    (Banks and Savings & Loans)...................         31,700       6,227,711
  Centros Commerciales Pryca, SA
    (Retail)......................................        197,462       4,183,552
  Telefonica De Espana
    (Telecommunications) (a)......................        253,700       5,893,004
                                                                   --------------
                                                                       16,304,267
                                                                   --------------
SWEDEN -- 5.3%
  Astra, AB (Series 'B' Free)
    (Drugs and Hospital Supplies).................        161,880       7,782,931
  Hennes & Mauritz (Series 'B' Free)
    (Retail)......................................         86,000      11,863,820
  Mo Och Domsjo, Ab (Series'B' Free)
    (Forest Products).............................        156,900       4,402,286
  Skandinaviska Enskilda Bank (Series A)
    (Banks & Savings & Loans).....................        655,100       6,701,310
                                                                   --------------
                                                                       30,750,347
                                                                   --------------
UNITED KINGDOM -- 13.3%
  Bank Of Ireland
    (Banks and Savings & Loans)...................        982,700       8,969,717
  British Sky Broadcasting Group, PLC
    (Media).......................................        987,800       8,830,191
  Dixons Group, PLC
    (Retail)......................................        795,800       7,400,045
  Guest Kean & Nettlefolds, PLC
    (Autos - Cars & Trucks).......................        677,340      11,611,047
  Hays, PLC
    (Commercial Services).........................        519,700       5,001,723
  Reed International, PLC
    (Miscellaneous - Basic Industry)..............        298,000       5,603,368
  Siebe, PLC
    (Machinery) (c)...............................        690,340      12,815,127

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Standard Chartered, PLC
    (Banks & Savings & Loans).....................        580,000  $    7,121,602
  Vodafone Group, PLC
    (Telecommunications)..........................      2,394,200      10,127,167
                                                                   --------------
                                                                       77,479,987
                                                                   --------------
UNITED STATES -- 20.5%
  Baker Hughes, Inc.
    (Petroleum Services)..........................        163,800       5,651,100
  Case Corp.
    (Machinery)...................................        105,000       5,722,500
  Cisco Systems, Inc.
    (Computer Services) (a).......................        154,800       9,849,150
  Mattel, Inc.
    (Leisure).....................................        338,758       9,400,535
  MCI Communications Corp.
    (Telecommunications) (c)......................        321,400      10,505,763
  Microsoft Corp.
    (Computer Services) (a), (c)..................        170,700      14,104,088
  Mirage Resorts, Inc.
    (Leisure) (a).................................        211,500       4,573,688
  Mobil Corp.
    (Petroleum)...................................         81,300       9,938,925
  Motorola, Inc.
    (Electronics).................................         67,400       4,136,675
  Oracle Corp.
    (Computer Services) (a).......................        252,600      10,546,050
  Texas Instruments, Inc.
    (Electronics).................................        106,900       6,814,875
  Tiffany & Co.
    (Retail)......................................        133,800       4,900,425
  Time Warner, Inc.
    (Media).......................................        173,400       6,502,500
  Transocean Offshore, Inc.
    (Petroleum Services)..........................         79,800       4,997,475
  Viacom, Inc. (Class 'A' Stock)
    (Media) (a)...................................        146,600       5,057,700
  Walt Disney Co.
    (Leisure).....................................         92,500       6,440,313
                                                                   --------------
                                                                      119,141,762
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $433,976,824)............................................     544,598,289
                                                                   --------------
WARRANTS (A) -- 0.1%
MALAYSIA
  Renong Berhad, Expire 11/21/00,
    (Miscellaneous - Basic Industry)..............        185,625          91,158
                                                                   --------------
SINGAPORE
  United Overseas Bank Ltd., Expire 6/17/97,
    (Banks and Savings & Loans)...................         57,800         204,054
                                                                   --------------
TOTAL WARRANTS
  (cost $307,011)................................................         295,212
                                                                   --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $434,283,835)............................................     544,893,501
                                                                   --------------



                                      B26

DECEMBER 31, 1996

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
SHORT-TERM INVESTMENT -- 4.5%                           (000)         (NOTE 2)
                                                    -------------  --------------
UNITED STATES
  Bear, Stearns & Co., Repurchase Agreement,
    6.750%, 01/02/97 (cost $26,319,000) (b).......  $      26,319  $   26,319,000
                                                                   --------------
TOTAL INVESTMENTS -- 98.4%
  (cost $460,602,835; Note 6)....................................     571,212,501
FORWARD CURRENCY CONTRACTS --
  AMOUNT RECEIVABLE FROM
  COUNTERPARTIES (D) -- 0.1%.....................................         692,778
OTHER ASSETS IN EXCESS
  OF LIABILITIES -- 1.5%.........................................       8,724,760
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  580,630,039
                                                                   --------------
                                                                   --------------

The following abbreviations are used in portfolio descriptions:

     AB   Akiteboiag (Swedish Stock Company)
     ADR  American Depository Receipt
     AG   Aktiengesellschaft (West German Stock Company)
     N.V. Naamloze Vennootschap (Dutch Corporation)
     PLC  Public Limited Company (British Corporation)
     SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Non-income producing security.

(b) Bear Stearns & Co., repurchase price $26,328,870 due 1/02/97. The value of the collateral was $27,180,328.

(c) Securities with an aggregate market value of $13,568,943 have been segregated as collateral for forward currency contracts.

(d) Outstanding forward currency contract to sell foreign currency at December 31, 1996 is as follows:

                                  VALUE AT
      FOREIGN CURRENCY         SETTLEMENT DATE      CURRENCY
       SALE CONTRACTS            RECEIVABLE           VALUE       APPRECIATION
  Japanese Yen,                  $42,507,276       $41,814,498      $692,778
      expiring
      1/6/97-1/14/97


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.


                                      B27

                      NOTES TO THE FINANCIAL STATEMENTS OF
                             CERTAIN PORTFOLIOS OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only the seven Portfolios available for investment by VCA-24: Diversified Bond Portfolio, Government Income Portfolio, Conservative Balanced Portfolio, Flexible Managed Portfolio, Stock Index Portfolio, Equity Portfolio and Global Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2: ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors.

Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses -at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes

                                      B28
in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

                                      B29

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective portfolios on the basis of relative net assets.

CUSTODY FEE CREDITS: The Series Fund, exclusive of the Global Portfolio, has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Fund. Each Portfolio will declare and distribute dividends from net investment income and distributions from net realized gains, if any, twice a year. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the fiscal year ended December 31, 1996, the application of this statement increased (decreased) paid-in capital in excess of par (PC), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("G/L") by the following amounts:

                                                  PC           UNI          G/L
                                              -----------  -----------  -----------
Diversified Bond Portfolio..................  $(7,574,364) $  (617,274) $ 8,191,638
Government Income Portfolio.................      (16,529)  (1,481,055)   1,497,584
Conservative Balanced Portfolio.............  (15,661,578)   3,079,619   12,581,959
Flexible Managed Portfolio..................  (31,413,181)   8,052,179   23,361,002
Stock Index Portfolio.......................     (937,091)     448,481      488,610
Equity Portfolio............................  (10,995,498)   6,099,985    4,895,513
Global Portfolio............................     (373,014)   5,985,915   (5,612,901)

Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3: AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. The Prudential pays for the cost of PIC's services, compensation of officers of the Series

                                      B30

Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolios' average daily net assets:

                        Fund                            Investment Advisory Fee
Diversified Bond Portfolio..........................               0.40%
Government Income Portfolio.........................               0.40
Conservative Balanced Portfolio.....................               0.55
Flexible Managed Portfolio..........................               0.60
Stock Index Portfolio...............................               0.35
Equity Portfolio....................................               0.45
Global Portfolio....................................               0.75

The Prudential has agreed to refund to a Portfolio (other than the Global Portfolio), the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1996.

PIC is an indirect, wholly-owned subsidiary of The Prudential.

NOTE 4: OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1996, Prudential Securities Incorporated, an indirect, wholly owned subsidiary of The Prudential, earned $888,605 in brokerage commissions from transactions executed on behalf of the following
Portfolios:

                             Fund                                 Commission
Conservative Balanced Portfolio................................   $ 120,976
Flexible Managed Portfolio.....................................     582,317
Equity Portfolio...............................................     165,924
Global Portfolio...............................................      19,388
                                                                 ------------
                                                                  $ 888,605

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The portfolios of the Series Fund (exclusive of the Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $868,381,000 as of December 31, 1996. The Portfolios of the Series Fund with cash invested in the joint account had the following principal amounts and percentage participation in the account:

                                                         Principal     Percentage
                                                          Amount        Interest
                                                       -------------  ------------
Diversified Bond Portfolio...........................  $  15,414,000        1.78%
Government Income Portfolio..........................      6,517,000        0.75
Conservative Balanced Portfolio......................     22,692,000        2.61
Flexible Managed Portfolio...........................     70,099,000        8.07
Stock Index Portfolio................................     53,762,000        6.19
Equity Portfolio.....................................    599,921,000       69.09
All other portfolios (currently not available to
 VCA-24).............................................     99,976,000       11.51
                                                       -------------  ------------
                                                       $ 868,381,000      100.00%

As of such date, each repurchase agreement in the joint account and the collateral was as follows:

                                      B31

Bear, Stearns & Co., Inc., 6.75%, in the principal amount of $265,000,000, repurchase price $265,099,375, due 1/2/97. The value of the collateral including accrued interest was $270,501,866.

Goldman, Sachs & Co., Inc., 5.85%, in the principal amount of $73,381,000, repurchase price $73,404,849, due 1/2/97. The value of the collateral including accrued interest was $75,883,443.

Smith Barney, Inc., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,820,275.

UBS Securities Corp., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,302,336.

The weighted average interest rate of these repurchase agreements was 6.613%.

NOTE 6: PORTFOLIO SECURITIES

The aggregate cost of purchase and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1996 were as follows:

Cost of Purchases:

                    DIVERSIFIED    GOVERNMENT   CONSERVATIVE   FLEXIBLE        STOCK
                        BOND         INCOME       BALANCED      MANAGED        INDEX           EQUITY         GLOBAL
                    ------------  ------------  ------------  -----------  --------------  --------------  ------------
Debt Securities...  $1,474,912,068 $473,601,266 $10,348,623,701 $7,818,989,849       0           0              0
Equity
  Securities......       0             0        $524,839,665  $2,661,774,273 $  322,878,792 $  644,784,097 $271,345,027

Proceeds From Sales:

                    DIVERSIFIED    GOVERNMENT   CONSERVATIVE  FLEXIBLE        STOCK
                        BOND         INCOME      BALANCED      MANAGED        INDEX           EQUITY         GLOBAL
                    ------------  ------------  -----------  -----------  --------------  --------------  ------------
Debt Securities...  $1,351,233,287 $433,921,140 $9,086,693,898 $7,188,296,334       0           0              0
Equity
  Securities......       0             0        $797,513,299 $2,656,626,154 $   13,326,025 $  653,768,417 $187,932,378

The federal income tax basis and unrealized appreciation/depreciation of the Fund's investments as of December 31, 1996 were as follows:

                                   DIVERSIFIED    GOVERNMENT    CONSERVATIVE      FLEXIBLE         STOCK
                                      BOND          INCOME        BALANCED        MANAGED          INDEX           EQUITY
                                  -------------  -------------  -------------  --------------  --------------  --------------
Gross Unrealized Appreciation...   $16,153,798    $  6,581,659   $413,912,093   $610,666,412    $546,264,662   1$,153,620,111
Gross Unrealized Depreciation...     1,997,928       4,229,749     67,562,846     36,056,964      13,128,946      71,614,946
Total Net Unrealized............    14,155,870       2,351,910    346,349,247    574,609,448     533,135,716   1,082,005,165
Tax Basis.......................   729,283,625     474,449,592  4,192,119,381  4,406,819,646   1,054,512,494   3,719,947,601


                                      GLOBAL
                                  --------------
Gross Unrealized Appreciation...   $127,364,695
Gross Unrealized Depreciation...     16,756,986
Total Net Unrealized............    110,607,709
Tax Basis.......................    460,604,792

For federal income tax purposes, the Government Income Portfolio had the following capital loss carryforward utilized during 1996 and available to offset future realized capital gains:

                                                 CAPITAL
                             CAPITAL LOSSES       LOSSES
                              CARRYFORWARDS    CARRYFORWARDS  EXPIRATION
                            UTILIZED IN 1996    AVAILABLE        DATE
                            -----------------  ------------  -------------
Government Income
  Portfolio...............     $14,658,101      $7,917,291     12/31/2003

                                      B32

FINANCIAL HIGHLIGHTS
                                            DIVERSIFIED BOND
                           -------------------------------------------------
                                              YEAR ENDED
                                              DECEMBER 31,
                           -------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)
                           --------   --------  --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  11.31   $  10.04  $  11.10  $  10.83  $  11.00
                           --------   --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.76       0.76      0.68      0.68      0.76
Net realized and
  unrealized gains
  (losses) on
  investments............     (0.27)      1.29     (1.04)     0.40      0.01
                           --------   --------  --------  --------  --------
    Total from investment
    operations...........      0.49       2.05     (0.36)     1.08      0.77
                           --------   --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment income......     (0.73)     (0.75)    (0.68)    (0.66)    (0.72)
Distributions from net
  realized gains.........        --      (0.03)    (0.02)    (0.15)    (0.22)
                           --------   --------  --------  --------  --------
    Total
    distributions........     (0.73)     (0.78)    (0.70)    (0.81)    (0.94)
                           --------   --------  --------  --------  --------
Net Asset Value, end of
  year...................  $  11.07   $  11.31  $  10.04  $  11.10  $  10.83
                           --------   --------  --------  --------  --------
                           --------   --------  --------  --------  --------
TOTAL INVESTMENT
  RETURN:(b).............      4.40%     20.73%    (3.23%)   10.13%     7.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........    $720.2     $655.8    $541.6    $576.2    $428.8
Ratios to average net
  assets:
  Expenses...............      0.45%      0.44%     0.45%     0.46%     0.47%
  Net investment
  income.................      6.89%      7.00%     6.41%     6.05%     6.89%
Portfolio turnover
  rate...................       210%       199%       32%       41%       61%



                                            GOVERNMENT INCOME
                           --------------------------------------------------
                                               YEAR ENDED
                                              DECEMBER 31,
                           --------------------------------------------------
                             1996     1995(a)   1994(a)    1993(a)   1992(a)
                           --------   --------  --------   --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $  11.72   $  10.46  $  11.78   $  11.09  $  11.13
                           --------   --------  --------   --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.75       0.74      0.70       0.70      0.73
Net realized and
  unrealized gains
  (losses) on
  investments............     (0.51)      1.28     (1.31)      0.68     (0.09)
                           --------   --------  --------   --------  --------
    Total from investment
    operations...........      0.24       2.02     (0.61)      1.38      0.64
                           --------   --------  --------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment income......     (0.74)     (0.76)    (0.71)     (0.64)    (0.59)
Distributions from net
  realized gains.........        --         --        --      (0.05)    (0.09)
                           --------   --------  --------   --------  --------
    Total
    distributions........     (0.74)     (0.76)    (0.71)     (0.69)    (0.68)
                           --------   --------  --------   --------  --------
Net Asset Value, end of
  period.................  $  11.22   $  11.72  $  10.46   $  11.78  $  11.09
                           --------   --------  --------   --------  --------
                           --------   --------  --------   --------  --------
TOTAL INVESTMENT
  RETURN:(b).............      2.22%     19.48%    (5.16%)    12.56%     5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........    $482.0     $501.8    $487.6     $540.1    $315.5
Ratios to average net
  assets:
  Expenses...............      0.46%      0.45%     0.45%      0.46%     0.53%
  Net investment
  income.................      6.38%      6.55%     6.30%      5.91%     6.58%
Portfolio turnover
  rate...................        95%       195%       34%        19%       81%

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                      B33

FINANCIAL HIGHLIGHTS
                                           CONSERVATIVE BALANCED
                           -------------------------------------------------
                                               YEAR ENDED
                                              DECEMBER 31,
                           -------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)
                           --------   --------  --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  15.31   $  14.10  $  14.91  $  14.24  $  14.32
                           --------   --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.66       0.63      0.53      0.49      0.56
Net realized and
  unrealized gains
  (losses) on
  investments............      1.24       1.78     (0.68)     1.23      0.41
                           --------   --------  --------  --------  --------
    Total from investment
    operations...........      1.90       2.41     (0.15)     1.72      0.97
                           --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.66)     (0.64)    (0.51)    (0.47)    (0.54)
Distributions from net
  realized gains.........     (1.03)     (0.56)    (0.15)    (0.58)    (0.51)
                           --------   --------  --------  --------  --------
    Total
    distributions........     (1.69)     (1.20)    (0.66)    (1.05)    (1.05)
                           --------   --------  --------  --------  --------
Net Asset Value, end of
  year...................  $  15.52   $  15.31  $  14.10  $  14.91  $  14.24
                           --------   --------  --------  --------  --------
                           --------   --------  --------  --------  --------
TOTAL INVESTMENT
  RETURN:(b).............     12.63%     17.27%    (0.97%)   12.20%     6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,478.8   $3,940.8  $3,501.1  $3,103.2  $2,114.0
Ratios to average net
  assets:
  Expenses...............      0.59%      0.58%     0.61%     0.60%     0.62%
  Net investment
  income.................      4.13%      4.19%     3.61%     3.22%     3.88%
Portfolio turnover
  rate...................       295%       201%      125%       79%       62%
Average commission rate
  paid per share.........   $0.0554        N/A       N/A       N/A       N/A


                                            FLEXIBLE MANAGED
                           ----------------------------------------------------
                                                YEAR ENDED
                                               DECEMBER 31,
                           ----------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)
                           --------   --------  --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  17.86   $  15.50  $  16.96  $  16.01  $  16.29
                           --------   --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.57       0.56      0.47      0.57      0.58
Net realized and
  unrealized gains
  (losses) on
  investments............      1.79       3.15     (1.02)     1.88      0.61
                           --------   --------  --------  --------  --------
    Total from investment
    operations...........      2.36       3.71     (0.55)     2.45      1.19
                           --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.58)     (0.56)    (0.45)    (0.57)    (0.56)
Distributions from net
  realized gains.........     (1.85)     (0.79)    (0.46)    (0.93)    (0.91)
                           --------   --------  --------  --------  --------
    Total
    distributions........     (2.43)     (1.35)    (0.91)    (1.50)    (1.47)
                           --------   --------  --------  --------  --------
Net Asset Value, end of
  year...................  $  17.79   $  17.86  $  15.50  $  16.96  $  16.01
                           --------   --------  --------  --------  --------
                           --------   --------  --------  --------  --------
TOTAL INVESTMENT
  RETURN:(b).............     13.64%     24.13%    (3.16%)   15.58%     7.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,896.9   $4,261.2  $3,481.5  $3,292.2  $2,435.6
Ratios to average net
  assets:
  Expenses...............      0.64%      0.63%     0.66%     0.66%     0.67%
  Net investment
  income.................      3.07%      3.30%     2.90%     3.30%     3.63%
Portfolio turnover
  rate...................       233%       173%      124%       63%       59%
Average commission rate
  paid per share.........   $0.0563        N/A       N/A       N/A       N/A


(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.


         SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                      B34

FINANCIAL HIGHLIGHTS
                                               STOCK INDEX
                            -------------------------------------------------
                                                YEAR ENDED
                                                DECEMBER 31,
                            -------------------------------------------------
                              1996    1995(a)    1994(a)   1993(a)   1992(a)
                            --------  --------   --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....   $  19.96  $  14.96   $  15.20  $  14.22  $  13.61
                            --------  --------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....       0.40      0.40       0.38      0.36      0.35
Net realized and
  unrealized gains
  (losses) on
  investments............       4.06      5.13      (0.23)     1.00      0.60
                            --------  --------   --------  --------  --------
    Total from investment
    operations...........       4.46      5.53       0.15      1.36      0.95
                            --------  --------   --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net
  investment income......      (0.40)    (0.38)     (0.37)    (0.35)    (0.33)
Distributions from net
  realized gains.........      (0.28)    (0.15)     (0.02)    (0.03)    (0.01)
                            --------  --------   --------  --------  --------
    Total
    distributions........      (0.68)    (0.53)     (0.39)    (0.38)    (0.34)
                            --------  --------   --------  --------  --------
Net Asset Value, end of
  period.................   $  23.74  $  19.96   $  14.96  $  15.20  $  14.22
                            --------  --------   --------  --------  --------
                            --------  --------   --------  --------  --------
TOTAL INVESTMENT
  RETURN:(b).............      22.57%    37.06%      1.01%     9.66%     7.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........   $1,581.4  $1,031.3     $664.5    $615.1    $433.5
Ratios to average net
  assets:
  Expenses...............       0.40%     0.38%      0.42%     0.42%     0.46%
  Net investment
  income.................       1.95%     2.27%      2.50%     2.43%     2.56%
Portfolio turnover
  rate...................          1%        1%         2%        1%        1%
Average commission rate
  paid per share.........    $0.0250       N/A        N/A       N/A       N/A

                                               EQUITY
                           ---------------------------------------------------
                                              YEAR ENDED
                                             DECEMBER 31,
                           ---------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)
                           --------   --------  --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of year......  $  25.64   $  20.66  $  21.49  $  18.90  $  17.91
                           --------   --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.71       0.55      0.51      0.42      0.44
Net realized and
  unrealized gains
  (losses) on
  investments............      3.88       5.89      0.05      3.67      2.05
                           --------   --------  --------  --------  --------
    Total from investment
    operations...........      4.59       6.44      0.56      4.09      2.49
                           --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.67)     (0.52)    (0.49)    (0.40)    (0.44)
Distributions from net
  realized gains.........     (2.60)     (0.94)    (0.90)    (1.10)    (1.06)
                           --------   --------  --------  --------  --------
    Total
    distributions........     (3.27)     (1.46)    (1.39)    (1.50)    (1.50)
                           --------   --------  --------  --------  --------
Net Asset Value, end of
  year...................  $  26.96   $  25.64  $  20.66  $  21.49  $  18.90
                           --------   --------  --------  --------  --------
                           --------   --------  --------  --------  --------
TOTAL INVESTMENT
  RETURN:(b).............     18.52%     31.29%     2.78%    21.87%    14.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in millions)..........  $4,814.0   $3,813.8  $2,617.8  $2,186.5  $1,416.6
Ratios to average net
  assets:
  Expenses...............      0.50%      0.48%     0.55%     0.53%     0.53%
  Net investment
  income.................      2.54%      2.28%     2.39%     1.99%     2.33%
Portfolio turnover
  rate...................        20%        18%        7%       13%       16%
Average commission rate
  paid per share.........   $0.0524        N/A       N/A       N/A       N/A


(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.


          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                      B35

                                               GLOBAL
                           -------------------------------------------------
                                             YEAR ENDED
                                            DECEMBER 31,
                           -------------------------------------------------
                             1996     1995(a)   1994(a)   1993(a)   1992(a)
                           --------   --------  --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of period....  $  15.53   $  13.88  $  14.64  $  10.37  $  10.79
                           --------   --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income....      0.11       0.06      0.02      0.02      0.05
Net realized and
  unrealized gains
  (losses) on
  investments............      2.94       2.14     (0.74)     4.44     (0.42)
                           --------   --------  --------  --------  --------
    Total from investment
    operations...........      3.05       2.20     (0.72)     4.46     (0.37)
                           --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net
  investment income......     (0.11)     (0.24)    (0.02)    (0.08)    (0.05)
Distributions from net
  realized gains.........     (0.62)     (0.31)    (0.02)    (0.11)       --
                           --------   --------  --------  --------  --------
    Total
    distributions........     (0.73)     (0.55)    (0.04)    (0.19)    (0.05)
                           --------   --------  --------  --------  --------
Net Asset Value, end of
  period.................  $  17.85   $  15.53  $  13.88  $  14.64  $  10.37
                           --------   --------  --------  --------  --------
                           --------   --------  --------  --------  --------
TOTAL INVESTMENT
  RETURN:(b).............     19.97%     15.88%    (4.89%)   43.14%    (3.42%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)..........    $580.6     $400.1    $345.7    $129.1     $34.0
Ratios to average net
  assets:
  Expenses...............      0.92%      1.06%     1.23%     1.44%     1.87%
  Net investment
  income.................      0.64%      0.44%     0.20%     0.18%     0.49%
Portfolio turnover
  rate...................        41%        59%       37%       55%       78%
Average commission rate
  paid per share.........   $0.0358        N/A       N/A       N/A       N/A


(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

         SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B28 THROUGH B32.

                                      B36

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying Statements of Assets and Liabilities, including the Schedules of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, Stock Index, Equity and Global (collectively the "Portfolios"), seven of the fifteen portfolios that comprise The Prudential Series Fund, Inc. at December 31, 1996, the results of each of their operations, the changes in each of their net assets, and each of their financial highlights for the year ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, NY 10036
February 14, 1997


                                      B37

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE PRUDENTIAL SERIES FUND, INC.:

We have audited the accompanying statements of changes in net assets of the Diversified Bond, Equity, Flexible Managed, Conservative Balanced, Stock Index, Government Income and Global Portfolios (seven of the portfolios comprising The Prudential Series Fund, Inc.) for the year ended December 31, 1995, and the financial highlights contained in the prospectus for each of the periods presented in the nine years ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the changes in net assets and the financial highlights of each of the respective portfolios of The Prudential Series Fund, Inc. for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Parsippany, New Jersey
February 15, 1996

                                      B38

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER           W. SCOTT McDONALD, JR.,    E. MICHAEL CAULFIELD,
  CHAIRMAN,                  PhD.                       CEO,
  THE PRUDENTIAL SERIES      EXECUTIVE VICE             PRUDENTIAL INVESTMENTS
  FUND, INC.                 PRESIDENT,                 PRESIDENT, THE
                             FAIRLEIGH DICKINSON        PRUDENTIAL SERIES FUND,
                             UNIVERSITY                 INC.

          SAUL K. FENSTER, PhD.              JOSEPH WEBER, PhD.
            PRESIDENT, NEW JERSEY              VICE PRESIDENT,
            INSTITUTE OF TECHNOLOGY            INTERCLASS
                                               (INTERNATIONAL
                                               CORPORATE LEARNING)

                                TAX INFORMATION

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1996) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1996, the Fund paid dividends as follows:

                                    Ordinary Dividends
                                            Short-Term    Long-Term     Total
                                   Income Capital Gains Capital Gains  Dividends
                                   ------ ------------- -------------  ---------
Diversified Bond Portfolio         $0.727                              $ 0.727
Government Income Portfolio         0.740                                0.740
Conservative Balanced Portfolio     0.661     $0.047        $0.980       1.688
Flexible Managed Portfolio          0.577      0.218         1.631       2.426
Stock Index Portfolio               0.404      0.066         0.207       0.677
Equity Portfolio                    0.671      0.319         2.282       3.272
Global Portfolio                    0.107      0.082         0.546       0.735


                                      B39

                                                                   APPENDIX

                                     DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:


Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.


A   --  Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  --  Bonds which are rated "Ba" are judged to have speculative elements;
        their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B   --  Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C   --  Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial paper:


o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


--Leading market positions in well-established industries.

--High rates of return of funds employed.


--Conservative capitalization structure with moderate reliance on debt and ample asset protection.


--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.


o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


                                       C1

Standard & Poor's Rating Group describes its grades of corporate debt securities and its "A" commercial paper as follows:

Bonds:


AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.


BB-B-CCC-CC-C


       Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.


Commercial paper:

       Commercial paper rated A by Standard & Poor's Rating Group has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                                         C2

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1997

PRUCO LIFE INSURANCE COMPANY
PRUVIDER VARIABLE APPRECIABLE ACCOUNT

PRUVIDER
VARIABLE
APPRECIABLE

LIFE(R)

INSURANCE CONTRACTS

PROVIDING FOR THE INVESTMENT
OF ASSETS IN THE
INVESTMENT PORTFOLIOS OF

THE PRUDENTIAL SERIES
FUND, INC.

The Pruco Life Insurance Company, a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America, offers a variable life insurance contract called the PRUVIDER Variable APPRECIABLE LIFE(R) Insurance Contract*. The Contract provides whole-life insurance protection. The death benefit varies daily with investment experience but will never be less than the "face amount" of insurance specified in the Contract. The Contract also generally provides a cash surrender value which also varies with investment experience. There is no guaranteed minimum cash surrender value.

The assets held for the purpose of paying benefits under these contracts can be invested in one or both of the two current subaccounts of the Pruco Life PRUVIDER Variable Appreciable Account. The assets invested in each subaccount are in turn invested in a corresponding portfolio of The Prudential Series Fund, Inc., a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives to variable contract owners. Each portfolio is, for investment purposes, in effect a separate fund. The two available Series Fund portfolios are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts of Pruco Life and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts issued by those companies.

The PRUVIDER Variable APPRECIABLE LIFE(R) Insurance Contract owner may also choose to invest in a FIXED-RATE OPTION which is described in the prospectus of The Pruco Life PRUVIDER Variable Appreciable Account.

                               ------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE PRUCO LIFE PRUVIDER VARIABLE APPRECIABLE ACCOUNT DATED MAY 1, 1997, WHICH IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST TO THE PRUCO LIFE INSURANCE COMPANY, 213 WASHINGTON STREET, NEWARK, NEW JERSEY 07102-2992 OR BY TELEPHONING (800) 437-4016, EXT. 46.

                               ------------------

                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                       Telephone: (800) 437-4016, Ext. 46

*PRUVIDER is a service mark of Prudential.
 APPRECIABLE LIFE is a registered mark of Prudential.
 SVAL-1SAI Ed 5-97

Catalog No. 64M086G

                                   STATEMENT OF ADDITIONAL INFORMATION
                                                CONTENTS

                                                                                                     PAGE
                                                                                                     ----

MORE DETAILED INFORMATION ABOUT THE CONTRACT............................................................1
        SALES LOAD UPON SURRENDER.......................................................................1
        REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS................................1
        PAYING PREMIUMS BY PAYROLL DEDUCTION............................................................1
        UNISEX PREMIUMS AND BENEFITS....................................................................1
        HOW THE DEATH BENEFIT WILL VARY.................................................................2
        WITHDRAWAL OF EXCESS CASH SURRENDER VALUE.......................................................2
        TAX TREATMENT OF CONTRACT BENEFITS..............................................................3
               TREATMENT AS LIFE INSURANCE..............................................................3
               PRE-DEATH DISTRIBUTIONS..................................................................3
               WITHHOLDING..............................................................................4
               OTHER TAX CONSIDERATIONS.................................................................4

        SALE OF THE CONTRACT AND SALES COMMISSIONS......................................................5
        RIDERS .........................................................................................5
        OTHER STANDARD CONTRACT PROVISIONS..............................................................5
               BENEFICIARY..............................................................................5
               INCONTESTABILITY.........................................................................5
               MISSTATEMENT OF AGE OR SEX...............................................................5
               SUICIDE EXCLUSION........................................................................5
               ASSIGNMENT...............................................................................5
               SETTLEMENT OPTIONS.......................................................................5

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS....................................................6
        GENERAL.........................................................................................6
        CONVERTIBLE SECURITIES..........................................................................6
        LOAN PARTICIPATIONS.............................................................................6
        WARRANTS........................................................................................6
        OPTIONS AND FUTURES.............................................................................6
        WHEN-ISSUED AND DELAYED DELIVERY SECURITIES....................................................13
        SHORT SALES....................................................................................13
        SHORT SALES AGAINST THE BOX....................................................................13
        INTEREST RATE SWAPS............................................................................13
        LOANS OF PORTFOLIO SECURITIES..................................................................14
        ILLIQUID SECURITIES............................................................................14
        FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS....................................................15

INVESTMENT RESTRICTIONS................................................................................16

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES........................................................18

PORTFOLIO TRANSACTIONS AND BROKERAGE...................................................................19

DETERMINATION OF NET ASSET VALUE.......................................................................20

SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST....................................21

DEBT RATINGS...........................................................................................24

POSSIBLE REPLACEMENT OF THE SERIES FUND................................................................25

OTHER INFORMATION CONCERNING THE SERIES FUND...........................................................26
        INCORPORATION AND AUTHORIZED STOCK.............................................................26
        DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................................26
        CUSTODIANS, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT......................................26
        EXPERTS........................................................................................26
        LICENSE........................................................................................26

DIRECTORS AND OFFICERS OF PRUCO LIFE AND MANAGEMENT OF THE SERIES FUND.................................28

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC............................................... A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.............................................. B1

                  MORE DETAILED INFORMATION ABOUT THE CONTRACT

SALES LOAD UPON SURRENDER


A contingent deferred sales load is assessed if the Contract lapses or is surrendered during the first 10 Contract years. No such charge is applicable to the death benefit, no matter when that may become payable. Subject to the additional limitations described below, for Contracts that lapse or are surrendered during the first 5 Contract years the charge will be equal to 50% of the first year's primary annual premium. In the next 5 Contract years that percentage is reduced uniformly on a daily basis until it reaches zero on the tenth Contract anniversary. Thus, for Contracts surrendered at the end of the sixth year, the maximum deferred sales charge will be 40% of the first year's primary annual premium, for Contracts surrendered at the end of year 7, the maximum deferred sales charge will be 30% of the first year's primary annual premium, and so forth. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, a proportionate amount of the charge will be deducted from the Contract Fund. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3.


The contingent deferred sales load is also subject to a further limit at older issue ages (approximately above age 61) in order to comply with certain requirements of state law. Specifically, the contingent deferred sales load for such insureds is no more than $32.50 per $1,000 of face amount.

The sales load is subject to a further important limitation that may, particularly for Contracts that lapse or are surrendered within the first 5 or 6 years, result in a lower contingent deferred sales load than that described above. (This limitation might also, under unusual circumstances, apply to reduce the monthly sales load deductions described in the prospectus in item (a) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.)

The limitation is based on a Guideline Annual Premium ("GAP") that is associated with every Contract. The GAP is an amount determined actuarially in accordance with a definition set forth in a regulation of the Securities and Exchange Commission ("SEC"). The maximum aggregate sales load that Pruco Life will charge (that is, the sum of the monthly sales load deduction and the contingent deferred sales charge) will not be more than 30% of the premiums actually paid until those premiums total one GAP plus no more than 9% of the next premiums paid until total premiums are equal to 5 GAPS, plus no more than 6% of all subsequent premiums. If the sales charges described above would at any time exceed this maximum amount then the charge, to the extent of any excess, will not be made.

REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS

Pruco Life may reduce the sales charges and/or other charges on individual Contracts sold to members of a class of associated individuals, or to a trustee, employer or other entity representing such a class, where it is expected that such multiple sales will result in savings of sales or administrative expenses. Pruco Life determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors: (1) the number of individuals; (2) the total amount of premium payments expected to be received from these Contracts; (3) the nature of the association between these individuals, and the expected persistency of the individual Contracts; (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which Pruco Life believes to be relevant in determining whether reduced sales or administrative expenses may be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified by Pruco Life on a uniform basis. Pruco Life's reductions in charges for these sales will not be unfairly discriminatory to the interests of any individual Contract owners.

PAYING PREMIUMS BY PAYROLL DEDUCTION

In addition to the annual, semi-annual, quarterly and monthly premium payment modes, a payroll budget method of paying premiums may also be available under certain Contracts. The employer generally deducts the necessary amounts from employee paychecks and sends premium payments to Pruco Life monthly. Any Pruco Life representative authorized to sell this Contract can provide further details concerning the payroll budget method of paying premiums.

UNISEX PREMIUMS AND BENEFITS

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits under Contracts issued on males and females of the same age will generally differ. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on a blended unisex rate whether the insured is male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisors to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Pruco Life may offer the Contract with unisex mortality rates to such prospective purchasers.

HOW THE DEATH BENEFIT WILL VARY

The death benefit will vary with investment experience. Assuming no withdrawals, the death benefit will be equal to the face amount of insurance plus the amount (if any) by which the Contract Fund value exceeds the applicable "Tabular Contract Fund value" for the Contract (subject to an exception described below under which the death benefit is higher). Each Contract contains a table that sets forth the Tabular Contract Fund value as of the end of each of the first 20 years of the Contract. Tabular Contract Fund values between Contract anniversaries are determined by interpolation. The "Tabular Contract Fund value" for each Contract year is an amount that is slightly less than the Contract Fund value that would result as of the end of such year if only scheduled premiums were paid, they were paid when due, the selected investment options earned a net return at a uniform rate of 4% per year, full mortality charges based upon the 1980 CSO Table were deducted, maximum sales load and expense charges were deducted, and there was no Contract debt.

Thus, for a Contract with no withdrawals, the death benefit will equal the face amount if the Contract Fund equals the Tabular Contract Fund value. If, due to investment results greater than a net return of 4%, or to payment of greater than scheduled premiums, or to smaller than maximum charges, the Contract Fund value is a given amount greater than the Tabular Contract Fund value, the death benefit will be the face amount plus that excess amount. If, due to investment results less favorable than a net return of 4%, the Contract Fund value is less than the tabular Contract Fund value, the death benefit will not fall below the initial face amount stated in the Contract; however, this unfavorable investment experience must first be offset by favorable performance or additional payments that bring the Contract Fund up to the tabular level before favorable investment results or additional payments will increase the death benefit. Again, the death benefit will reflect a deduction for the amount of any Contract debt.
See CONTRACT LOANS in the prospectus.

The Contract Fund could grow to the point where it is necessary to increase the death benefit by a greater amount in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance. Thus, the death benefit will always be the greatest of (1) the face amount plus the Contract Fund minus the tabular Contract Fund value; (2) the guaranteed minimum death benefit; and (3) the Contract Fund times the attained age factor that applies.

WITHDRAWAL OF EXCESS CASH SURRENDER VALUE

Under certain circumstances, a Contract owner may withdraw a portion of the Contract's cash surrender value without surrendering the Contract in whole or in part. The amount that a Contract owner may withdraw is limited by the requirement that the Contract Fund after withdrawal must not be less than the Tabular Contract Fund value. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains in force.) But because the Contract Fund may be made up in part by an outstanding Contract loan, there is a further limitation that the amount withdrawn may not be larger than an amount sufficient to reduce the cash surrender value to zero. The amount withdrawn must be at least $200. An owner may make no more than four such withdrawals in each Contract year, and there is a $15 administrative processing fee for each withdrawal. An amount withdrawn may not be repaid except as a scheduled or unscheduled premium subject to the applicable charges. Upon request, Pruco Life will tell a Contract owner how much he or she may withdraw. Withdrawal of part of the cash surrender value may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. A temporary need for funds may also be met by making a loan and you should consult your Pruco Life representative about how best to meet your needs.

When a withdrawal is made, the cash surrender value and Contract Fund value are reduced by the amount of the withdrawal, and the death benefit is accordingly reduced. Neither the face amount of insurance nor the amount of scheduled premiums will be changed due to a withdrawal of excess cash surrender value. No surrender charges will be assessed upon a withdrawal.

Withdrawal of part of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide for benefits under the Contract. If such a withdrawal is followed by unfavorable investment experience, the Contract may lapse even if scheduled premiums continue to be paid when due. This is because, for purposes of determining whether a lapse has occurred, Pruco Life treats withdrawals as a return of premium.

TAX TREATMENT OF CONTRACT BENEFITS

Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life believes the tax laws apply in the most commonly occurring circumstances. There is no guarantee, however, that the current federal income tax laws and regulations or interpretations will not change.

TREATMENT AS LIFE INSURANCE. The Contract will be treated as "life insurance" as long as it satisfies certain definitional tests set forth in Section 7702 of the Internal Revenue Code (the "Code") and as long as the underlying investments for the Contract satisfy diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h) of the Code.

These diversification requirements must ordinarily be met within 1 year after Contract owner funds are first allocated to the particular portfolio of the Series Fund, and within 30 days after the end of each calendar quarter thereafter. Each portfolio must meet one of two alternative tests. Under the first test, no more than 55% of the portfolio's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the portfolio must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the portfolio's assets can be invested in cash, cash items, Government securities, and securities of other regulated investment companies.

For purposes of determining whether a variable account is adequately diversified, each United States Government agency or instrumentality is treated as a separate issuer. Compliance with diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States Government agency or instrumentality.

Pruco Life believes that it has taken adequate steps to cause the Contract to be treated as life insurance for tax purposes. This means that: (1) except as noted below, the Contract owner should not be taxed on any part of the Contract Fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and (2) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code.

However, Section 7702 of the Code, which defines life insurance for tax purposes, gives the Secretary of the Treasury authority to prescribe regulations to carry out the purposes of the Section. In this regard, proposed regulations governing mortality charges were issued in 1991 and proposed regulations relating to the definition of life insurance were issued in 1992. None of these proposed regulations has yet been finalized. Additional regulations under
Section 7702 may also be promulgated in the future. Moreover, in connection with the issuance of temporary regulations under Section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or rulings under Section 817(d) relating to the definition of a variable contract.

Pruco Life intends to comply with final regulations issued under sections 7702 and 817. Therefore, it reserves the right to make such changes as it deems necessary to assure that the Contract continues to qualify as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made only after advance written notice to affected Contract owners.


PRE-DEATH DISTRIBUTIONS. The taxation of pre-death distributions depends on whether the Contract is classified as a Modified Endowment Contract. The following discussion first deals with distributions under Contracts not so classified, and then with Modified Endowment Contracts.

1. A surrender or lapse of the Contract may have tax consequences. Upon surrender, the owner will not be taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any unpaid Contract debt will, upon surrender or lapse, be added to the cash surrender value and treated, for this purpose, as if it had been received. Any loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

        A withdrawal generally is not taxable unless it exceeds total premiums paid to the date of withdrawal less the untaxed portion of any prior withdrawals. However, under certain limited circumstances, in the first 15 Contract years all or a portion of a withdrawal may be taxable if the Contract Fund exceeds the total premiums paid less the untaxed portion of any prior withdrawals, even if total withdrawals do not exceed total premiums paid to date.

        Extra premiums for optional benefits and riders generally do not count in computing gross premiums paid, which in turn determines the extent to which a withdrawal might be taxed.

        Loans received under the Contract will ordinarily be treated as indebtedness of the owner and will not be considered to be distributions subject to tax.

2. Some of the above rules are changed if the Contract is classified as a Modified Endowment Contract under section 7702A of the Code. A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. More generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or a decrease in the face amount of insurance is made (or a rider removed) during the first 7 Contract years. Moreover, the addition of a rider after the Contract date may have an impact on the Contract's status as a Modified Endowment Contract. Contract owners contemplating any of these steps should first consult a qualified tax advisor and their Pruco Life representative.

        If the Contract is classified as a Modified Endowment Contract, then pre-death distributions, including loans and withdrawals, are includible in income to the extent that the Contract fund prior to surrender charges exceeds the gross premiums paid for the Contract increased by the amount of any loans previously includible in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. These rules may also apply to pre-death distributions, including loans, made during the 2 year period prior to the Contract becoming a Modified Endowment Contract.

        In addition, pre-death distributions from such Contracts (including full surrenders) will be subject to a penalty of 10 percent of the amount includible in income unless the amount is distributed on or after age 59-1/2, on account of the taxpayer's disability, or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by nonnatural persons such as corporations.

        Under certain circumstances, Modified Endowment Contracts issued during any calendar year will be treated as a single contract for purposes of applying the above rules.

WITHHOLDING. The taxable portions of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes be withheld or in certain other circumstances. Contract owners who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. All recipients of such amounts may be subject to penalties under the estimated tax rules if withholding and estimated tax payments are not sufficient.

OTHER TAX CONSIDERATIONS. Transfer of the Contract to a new owner or assignment of the Contract may have tax consequences depending on the circumstances. In the case of a transfer of the Contract for a valuable consideration, the death benefit may be subject to federal income taxes under section 101(a)(2) of the Code. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 37 1/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under Section 2601 of the Code.

In certain circumstances, deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied under section 163 of the Code as personal interest or under section 264 of the Code. Contract owners should consult a tax advisor regarding the application of these provisions to their circumstances.

Business-owned life insurance is subject to additional rules. Section 264(a)(1) of the Code generally precludes business Contract owners from deducting premium payments. The recently enacted Health Insurance Portability and Accountability Act of 1996 generally disallows tax deductions for interest on Contract debt on a businessowned insurance policy effective (with certain transitional rules) for interest paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on such loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The Code also imposes an indirect tax upon additions to the Contract fund or the receipt of death benefits under business-owned life insurance policies under certain circumstances by way of the corporate alternative minimum tax.

The individual situation of each Contract owner or beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the owner or insured dies.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 213 Washington Street, Newark, New Jersey 07102-2992. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. Where the insured is less than 60 years of age, the representative will generally receive a commission of no more than 50% of the scheduled premiums for the first year, no more than 6% of the scheduled premiums for the second through tenth years, and no more than 2% of the scheduled premiums thereafter. For insureds over 59 years of age, the commission will be lower. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives with less than 3 years of service may be paid on a different basis.

Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life's surplus, which may include amounts derived from the mortality and expense risk charge and the guaranteed minimum death benefit risk charge described in the prospectus under DAILY DEDUCTION FROM THE CONTRACT FUND and item (d) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.

RIDERS

The Contract owner may be able to obtain extra fixed benefits which may require an additional premium. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges for the riders will be deducted from the Contract Fund on each Monthly date. One rider pays an additional amount if the insured dies in an accident. Another waives certain premiums if the insured is disabled within the meaning of the provision (or, in the case of a Contract issued on an insured under the age of 15, if the applicant dies or becomes disabled within the meaning of the provision). Others pay an additional amount if the insured dies within a stated number of years after issue; similar benefits may be available if the insured's child should die. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account. Certain restrictions may apply; they are clearly described in the applicable rider.

Any Pruco Life representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life upon written request.

OTHER STANDARD CONTRACT PROVISIONS.

BENEFICIARY. The beneficiary is designated and named in the application by the Contract owner. Thereafter, the owner may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

INCONTESTABILITY. After the Contract has been in force during the insured's lifetime for 2 years from the Contract date or, with respect to any change in the Contract that requires Pruco Life's approval and could increase its liability, after the change has been in effect during the insured's lifetime for 2 years from the effective date of the change, Pruco Life will not contest its liability under the Contract in accordance with its terms.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SUICIDE EXCLUSION. Generally, if the insured, whether sane or insane, dies by suicide within 2 years from the Contract date, Pruco Life will pay no more under the Contract than the sum of the premiums paid.

ASSIGNMENT. This Contract may not be assigned if such assignment would violate any federal, state, or local law or regulation. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at one of its Home Offices.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

                    INVESTMENT OBJECTIVES AND POLICIES OF THE
                                   PORTFOLIOS

GENERAL

The Prudential Series Fund, Inc. (the "Series Fund") has fifteen separate portfolios, two of which, the Conservative Balanced Portfolio and the Flexible Managed Portfolio, are available to PRUVIDER Contract owners. The portfolios are managed by The Prudential Insurance Company of America ("Prudential"), see INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 18.

Each of the portfolios seeks to achieve a different investment objective. Accordingly, each portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Series Fund's portfolios that are available to PRUVIDER Contract owners can be found under INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the prospectus.

CONVERTIBLE SECURITIES

The Conservative Balanced and Flexible Managed Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS


The Conservative Balanced and Flexible Managed Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"). The portfolios may invest in such Loans generally in the form of participations in Loans ("Participations"). Participations typically will result in the Series Fund having a contractual relationship only with the Lender, not with the borrower. The Series Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.


WARRANTS

The Conservative Balanced and Flexible Managed Portfolios may invest in warrants on common stocks. Warrants are options to buy a number of shares of stock at a predetermined price during a specified period. The risk associated with the purchase of a warrant is that the purchase price will be lost if the market price of the stock does not reach a level that justifies the exercise or sale of the warrant before it expires.

OPTIONS AND FUTURES

OPTIONS ON EQUITY SECURITIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on equity securities that are traded on securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security at the exercise price upon exercise by the holder of the put.

A portfolio will write only "covered" options on stocks. A call option is covered if: (1) the portfolio owns the security underlying the option; or (2) the portfolio has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or (3) the portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian. A put option is covered if: (1) the portfolio deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) the portfolio holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by the portfolio in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian.

The Conservative Balanced and Flexible Managed Portfolios may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value). In exchange for the premium paid for the put option, the portfolio acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on debt securities and stock indices, as described below under OPTIONS ON DEBT SECURITIES, page 8 and OPTIONS ON STOCK INDICES, page 9.

The portfolios may purchase call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks. These portfolios may also purchase putable and callable equity securities, which are securities coupled with a put or a call option provided by the issuer.


If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an exchange-traded option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. A portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the portfolio. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

A portfolio's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, which might cause an exchange to institute special procedures that might interfere with the timely execution of customers' orders.

The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. While the portfolios will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Series Fund enters into OTC option transactions under the general supervision of the Series Fund's Board of Directors.

OPTIONS ON DEBT SECURITIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on U.S. securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("over-the-counter" or "OTC" options). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A portfolio will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, the portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a portfolio to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of Prudential, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

The portfolios may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the portfolio will also segregate or deposit for the benefit of the portfolio's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is "in the money." It is contemplated that each portfolio's use of straddles will be limited to 5% of the portfolio's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the portfolio's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

The portfolios may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts are described above in OPTIONS ON EQUITY SECURITIES, page 6. A portfolio may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. A portfolio may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which the portfolio purchases a put option on an underlying security it owns.

The portfolios may also purchase call options on debt securities for hedging or investment purposes. No portfolio currently intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities. A portfolio may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" or a "closing sale transaction" in a manner similar to that discussed above in connection with options on equity securities.

The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid for purposes of a portfolio's 15% limitation on investment in illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the portfolio sells OTC options only to qualified dealers who agree that the portfolio may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The use of debt options is subject to the same risks described above in connection with stock options.

OPTIONS ON STOCK INDICES. The Conservative Balanced and Flexible Managed Portfolios may purchase and sell put and call options on stock indices traded on securities exchanges or listed on NASDAQ or that result from privately negotiated transactions with broker-dealers ("OTC options"). Options on stock indices are similar to options on stock except that rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per Contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

The portfolios may purchase put and call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A portfolio may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

A portfolio will write only "covered" options on stock indices. A call option is covered if the portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a portfolio writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, cash equivalents or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a portfolio writes a call on an index which is in-the-money at the time the call is written, the portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a securities exchange or NASDAQ against which the portfolio has not written a stock call option and which has not been hedged by the portfolio by the sale of stock index futures. However, if the portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put option is covered if: (1) the portfolio holds in a segregated account cash, Treasury bills or other high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or
(2) the portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the portfolio in cash, Treasury bills or other liquid unencumbered assets in a segregated account with its custodian. In instances involving the purchase of futures contracts by a portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.

The purchase and sale of options on stock indices will be subject to the risks described under OPTIONS ON EQUITY SECURITIES, page 6. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the portfolio. It is the policy of the portfolios to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A portfolio will not purchase or sell any index option contract unless and until, in its manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are certain special risks associated with writing calls on stock indices. Because exercises of index options are settled in cash, a call writer such as a portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The portfolios, however, will follow the "cover" procedures described above.

Price movements in a portfolio's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a portfolio bears the risk that the price of the securities held by the portfolio may not increase as much as the index. In such event, the portfolio would bear a loss on the call which is not completely offset by movement in the price of the portfolio's equity securities. It is also possible that the index may rise when the portfolio's securities do not rise in value. If this occurred, the portfolio would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a portfolio has written a call, there is also a risk that the market may decline between the time the portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of the exercise, and the time the portfolio is able to sell stocks in its portfolio. As with stock options, a portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the portfolio would be able to deliver the underlying securities in settlement, the portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options. For example, even if an index call which a portfolio has written is "covered" by an index call held by the portfolio with the same strike price, the portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the portfolio exercises the call it holds or the time the portfolio sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indices. If a portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON FOREIGN CURRENCIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts (see FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, page 15) and futures contracts on foreign currencies (discussed under FUTURES CONTRACTS, below) will be employed. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A portfolio may purchase and write options to hedge the portfolio's securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the portfolio's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a portfolio may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the portfolio's securities. Alternatively, a portfolio may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A portfolio's successful use of currency exchange options on foreign currencies depends upon the manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the portfolio net income would be less than if the portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the portfolio to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FUTURES CONTRACTS. The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, attempt to reduce the risk of investment in equity securities by hedging a portion of their equity portfolios through the use of stock index futures contracts. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell for hedging purpose futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or interest rate indices (referred to collectively as "interest rate futures contracts").

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on foreign currencies or groups of foreign currencies for hedging purposes.

When the futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated custodial account) approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the futures commission merchant, called the "variation margin," will be made on a daily basis as the underlying security, index or rate fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market." The Board of Directors currently intends to limit futures trading for hedging purposes so that a portfolio will not enter into futures contracts or related options if the aggregate initial margins and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options.

In addition, as permitted by applicable regulations, the Conservative Balanced and Flexible Managed Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to adjust the portfolio's asset mix. For example, if the investment manager expects bonds to outperform stocks, it may purchase interest rate futures contracts rather than actually selling stocks and buying bonds. Neither portfolio will enter into futures contracts or related options for this purpose if the aggregate initial margins and premiums for futures and options for this purpose exceed 5% of the fair market of that portfolio's assets, taking into account unrealized profits and unrealized losses on any such futures and options.

A portfolio's successful use of futures contracts depends upon the investment manager's ability to predict the direction of the relevant market. The correlation between movement in the price of the futures contract and the price of the securities or currencies being hedged is imperfect. The ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time.

There are several additional risks associated with a portfolio's use of futures contracts for hedging purposes. One such risk arises because of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indices, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in historical volatility, a portfolio could purchase or sell future contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. In addition, temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. Further, each portfolio's successful use of futures contracts is to some extent dependent on the ability of the portfolio manager to predict correctly movements in the direction of the market, interest rates and/or currency exchange rates.

In addition, the hours of trading of futures contracts may not conform to the hours during which the portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

OPTIONS ON FUTURES CONTRACTS. To the extent permitted by applicable insurance law and federal regulations, the Conservative Balanced and Flexible Managed Portfolios may enter into certain transactions involving options on stock index futures contracts, options on interest rate futures contracts, and options on foreign currency futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The portfolios intend to utilize options on futures contracts for the same purposes that they use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to option on securities, options on stock indices, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, the Conservative Balanced and Flexible Managed Portfolios may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. The portfolios will limit such purchases to those in which the date for delivery and payment falls within 120 days of the date of the commitment. A portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. A portfolio's custodian will maintain, in a separate account, cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than such commitments. If a portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

In addition, the short-term portions of the portfolios may purchase money market securities on a when-issued or delayed delivery basis on the terms set forth under item 6 in SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 21.

SHORT SALES


The Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). To complete such a transaction, the portfolio will borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security the portfolio may be required to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the portfolio replaces the borrowed security, it will (a) maintain in a segregated account cash, U.S. Government securities or other liquid unencumbered assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale. No more than 25% of any portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales.

SHORT SALES AGAINST THE BOX

The portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.

INTEREST RATE SWAPS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps to increase or decrease a portfolio's exposure to long- or short-term interest rates. No portfolio currently intends to invest more than 5% of its net assets at any one time in interest rate swaps.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same-- to increase or decrease a portfolio's exposure to long- or short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

LOANS OF PORTFOLIO SECURITIES

The portfolios may from time to time lend the securities they hold to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The portfolio will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

No portfolio will lend securities to broker-dealers affiliated with Prudential, including Prudential Securities Incorporated. This will not affect a portfolio's ability to maximize its securities lending opportunities.

ILLIQUID SECURITIES

The portfolios may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the portfolio has valued them. Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements with a maturity of greater than seven days are considered illiquid.

The portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposed of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the adviser must determine that the security is of equivalent quality; and (3) the adviser must consider the trading market for the specific security, taking into account all relevant factors. The adviser will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To the extent permitted by applicable insurance law, the Conservative Balanced and Flexible Managed Portfolios may purchase securities denominated in foreign currencies. To address the currency fluctuation risk that such investments entail, these portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the portfolios will thereby be served.

The portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedge currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

                             INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

Neither of the portfolios available to PRUVIDER Contract owners will:


1. Buy or sell real estate and mortgages, although the portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Conservative Balanced and Flexible Managed Portfolios may purchase and sell stock index futures contracts and related options, purchase and sell interest rate futures contracts and related options, and purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.


2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

4. Make short sales of securities or maintain a short position, except that the Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.


5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the money market portion of any portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Conservative Balanced and Flexible Managed Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Series Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no.1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of options on debt securities, equity securities, stock indices and foreign currencies by the Conservative Balanced and Flexible Managed Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements entered into by the Conservative Balanced and Flexible Managed Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.


6. Enter into reverse repurchase agreements if, as a result, the portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may enter into reverse repurchase agreements and dollar rolls provided that the portfolio's obligations with respect to those instruments do not exceed 30% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

 7. Pledge or mortgage assets, except that no more than 10% of the value of any portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

 8. Lend money, except that loans of up to 10% of the value of each portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a portfolio in accordance with its investment objectives and policies.

 9. Underwrite the securities of other issuers, except where the Series Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that a portfolio may make pursuant to item 8 above.

10. Make an investment unless, when considering all its other investments, 75% of the value of a portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Series Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

11. Purchase securities of a company in any industry if, as a result of the purchase, a portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC).

12. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

The investments of the various portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Series Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the portfolio.

Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios. For example, the Series Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries described in item 2 of SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 21. In addition, the Series Fund adheres to additional restrictions relating to such practices as the lending of securities, borrowing, and the purchase of put and call options, futures contracts, and derivative instruments on securities to comply with investment guidelines issued by the California Department of Insurance.

Current federal income tax laws require that the assets of each portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Series Fund and not the Contract owners, are considered the owners of assets held in the Account for federal income tax purposes. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. Prudential intends to maintain the assets of each portfolio pursuant to those diversification requirements.

                INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES

The Series Fund and Prudential have entered into an Investment Advisory Agreement under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. As noted in the prospectus, Prudential has also entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under the Investment Advisory Agreement.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.

The investment management fee for the Conservative Balanced Portfolio is equal to an annual rate of 0.55% of the average daily net assets of each of the portfolios. For the Flexible Managed Portfolio, the fee is equal to an annual rate of 0.6% of the average daily net assets of the portfolio.

The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Series Fund, other than investor services and any daily Series Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Series Fund who are affiliated persons of Prudential or any subsidiary of Prudential.

Each portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective portfolios. Expenses that will be borne directly by the portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the Custodian and Transfer Agent, and other expenses attributable to a particular portfolio. Expenses that will be allocated among all portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, Securities and Exchange Commission fees, accounting costs, the fees and expenses of directors of the Series Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Series Fund. If the Series Fund is sued, litigation costs may be directly applicable to one or more portfolios or allocated on the basis of the size of the respective portfolios, depending upon the nature of the lawsuit. The Series Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to the Conservative Balanced and Flexible Managed Portfolios the portion of the investment management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses of that portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the portfolio's average daily net assets.

The Investment Advisory Agreement with Prudential was most recently approved by the Series Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on February 12, 1997 with respect to the Balanced Portfolios. The Investment Advisory Agreement was most recently approved by shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to the Balanced Portfolios. The Agreement will continue in effect if approved annually by: (1) a majority of the noninterested persons of the Series Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each portfolio. The required shareholder approval of the Agreement shall be effective with respect to any portfolio if a majority of the voting shares of that portfolio vote to approve the Agreement, even if the Agreement is not approved by a majority of the voting shares of any other portfolio or by a majority of the voting shares of the entire Series Fund. The Agreement provides that it may not be assigned by Prudential and that it may be terminated upon 60 days' notice by the Series Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreement upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Series Fund at their 1989 annual meeting with respect to the Balanced Portfolios. The Service Agreement between Prudential and PIC will continue in effect as to the Series Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Series Fund. The Service Agreement may be terminated by either party upon not less than 30 days' prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Series Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Series Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment advisory services.

Prudential also serves as the investment advisor to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment advisor, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investor advisor have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential is responsible for decisions to buy and sell securities, options on securities and indices, and futures and related options for the Series Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Brokerdealers may receive brokerage commissions on Series Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential.

Bonds, including convertible bonds, and equity securities traded in the over-the-counter market are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Series Fund will not deal with Prudential Securities Incorporated in any transaction in which Prudential Securities Incorporated acts as principal. Thus, it will not deal with Prudential Securities Incorporated if execution involves Prudential Securities Incorporated's acting as principal with respect to any part of the Series Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities Incorporated, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the Securities and Exchange Commission. This limitation, in the opinion of the Series Fund, will not significantly affect the portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Series Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities of the Series Fund, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Series Fund, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Series Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Series Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than Prudential Securities Incorporated, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Series Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Series Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, Prudential Securities Incorporated may act as a securities broker or futures commission merchant for the Series Fund. In order for Prudential Securities Incorporated to effect any portfolio transactions for the Series Fund, the commissions received by Prudential Securities Incorporated must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transac tions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities Incorporated to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Series Fund, including a majority of the noninterested directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities Incorporated are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, Prudential Securities Incorporated may not retain compensation for effecting transactions on a securities exchange for the Series Fund unless the Series Fund has expressly authorized the retention of such compensation in a written contract executed by the Series Fund and Prudential Securities Incorporated. Rule 11a2-2(T) provides that Prudential Securities Incorporated must furnish to the Series Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities Incorporated from transactions effected for the Series Fund during the applicable period. Brokerage and futures transactions with Prudential Securities Incorporated are also subject to such fiduciary standards as may be imposed by applicable law.

For the years 1996, 1995, and 1994, the Series Fund paid a total of $12,197,982, $11,607,197, and $11,579,886, respectively, in brokerage commissions for all portfolios. Of those amounts, $961,524, $899,739, and $560,155, for 1996, 1995, and 1994, respectively, was paid out to Prudential Securities Incorporated. For 1996, the commissions paid to this affiliated broker constituted 7.9% of the total commissions paid by the Series Fund for that year. Transactions through this affiliated broker accounted for 7.9% of the aggregate dollar amount of transactions for all of the portfolios of the Series Fund involving the payment of commissions.

                        DETERMINATION OF NET ASSET VALUE

Shares in the Series Fund are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolios, only to separate accounts to fund benefits payable under the Contracts described in the variable life insurance and variable annuity prospectuses. The Series Fund may at some later date also offer its shares to other separate accounts of Prudential or other insurers. Prudential acts as principal underwriter to the Series Fund. As such, Prudential receives no underwriting compensation from the Series Fund.

As noted in the prospectus, the net asset value of the shares of each portfolio is determined once daily on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event the New York Stock Exchange closes early on any business day, the net asset value of each portfolio shall be determined at a time between such closing and 4:15 p.m. New York City time.

In determining the net asset value of any intermediate or long-term fixed income securities of the Conservative Balanced and Flexible Managed Portfolios (other than debt obligations with remaining maturities of 12 months or less, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

All short-term debt obligations in the money market portions of the Conservative Balanced and Flexible Managed Portfolios of 12 months remaining maturity or less are valued on an amortized cost basis in accordance with an order obtained from the Securities and Exchange Commission. This means that each obligation will be valued initially at its purchase price and thereafter by amortizing any discount or premium uniformly to maturity, regardless of the impact of fluctuating interest rates on the market value of the obligation. This highly practical method of valuation is in widespread use and almost always results in a value that is extremely close to the actual market value. In order to continue to utilize the amortized cost method of valuation, the money market portions of the Conservative Balanced and Flexible Managed Portfolios may not purchase any security with a remaining maturity of more than 12 months and must maintain a dollar-weighted average portfolio maturity of 120 days or less. In the event of sizeable changes in interest rates, however, the value determined by this method may be higher or lower than the price that would be received if the obligation were sold. The Series Fund's Board of Directors has established procedures to monitor whether any material deviation occurs and, if so, will promptly consider what action, if any, should be initiated to prevent unfair results to Contract owners. The short-term portion of these portfolios may be invested only in high quality instruments, as described in SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 21.

The net asset value of the common stocks and convertible debt securities of the portfolios will be determined in the following manner. Any security for which the primary market is on an exchange is generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Corporate bonds (other than convertible debt securities) are valued on the same basis as intermediate or long-term fixed income securities, as described above. Short-term debt instruments which mature in less than 60 days are valued at amortized cost. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents.

With respect to all the portfolios which utilize such investments, options on stock and stock indices traded on national securities exchanges are valued at the average of the bid and asked prices as of the close of the respective exchange (which is currently 4:10 p.m. New York City time). Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchanges or board of trade (which is currently 4:15 p.m. New York City time) or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by Prudential under the direction of the Board of Directors of the Series Fund.

                 SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
                              MAY CURRENTLY INVEST*

The Money Market Portfolio, and the other portfolios to the extent their investment policies so provide, may invest in the following liquid, short-term, debt securities regularly bought and sold by financial institutions:

* Although the Money Market Portfolio is not available to PRUVIDER Contract owners, any short-term portion of the Conservative Balanced and Flexible Managed Portfolios may be invested in the types of securities described in this section.

1. U.S. Treasury Bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees or to the backing solely of the issuing instrumentality itself. Securities which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank are examples of securities that are backed by the full faith and credit of the United States.

2. Obligations (including certificates of deposit, bankers' acceptances, and time deposits) of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign offices of foreign banks provided that such bank has, at the time of the portfolio's investment, total assets of at least $1 billion or the equivalent. Obligations of any savings and loan association or savings bank organized under the laws of the United States or any state thereof, provided that such association or savings bank has, at the time of the portfolio's investment, total assets of at least $1 billion. The term "certificates of deposit" includes both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers, including future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.

3. Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies, instrumentalities or political subdivisions, denominated in U.S. dollars, and, at the date of investment, rated at least A or A-2 by Standard & Poor's Rating Group ("S&P"), A or Prime-2 by Moody's Investors Service ("Moody's") or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least A or A-2 by S&P or A or Prime-2 by Moody's. For a description of corporate bond ratings, see DEBT RATINGS, page 24. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph 2 above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Series Fund's investment adviser (which as noted above is currently Prudential) under the supervision of the Series Fund's Board of Directors.

As stated above in paragraphs 2 and 3, the Money Market Portfolio and short-term portions of the other portfolios may contain obligations of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper, bills, notes, and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies, and instrumentalities. This involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series Fund, the possible seizure or nationalization of foreign deposits, and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestics issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of default with respect to any such foreign debt obligations, it may be more difficult for the Series Fund to obtain or to enforce a judgment against the issuers of such securities.

4. Repurchase Agreements. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Series Fund will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the 'loan' including accrued interest). The Series Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Series Fund has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Series Fund may incur a loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Series Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Series Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

The Series Fund will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated. This will not affect the Series Fund's ability to maximize its opportunities to engage in repurchase agreements.

5. Reverse Repurchase Agreements. The Money Market Portfolio may use reverse repurchase agreements, which are described under REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS in the prospectus. No portfolio may obligate more than 10% of its net assets in connection with reverse repurchase agreements, except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may obligate up to 30% of their net assets in connection with reverse repurchase agreements and dollar rolls.

6. When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the portfolio until delivery and payment take place. At the time the portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value. The portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Series Fund's custodian bank will maintain in a separate account securities of the portfolio having a value equal to or greater than such commitments. On delivery dates for such transactions, the portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the portfolio's net assets would be so committed.

The Board of Directors of the Series Fund has adopted policies for the Money Market Portfolio to conform to amendments of an SEC rule applicable to money market funds, like the portfolio. These policies do not apply to any other portfolio. The policies are as follows: (1) The portfolio will not invest more than 5% of its assets in the securities of any one issuer (except U.S. Government securities); however, the portfolio may exceed the 5% limit with respect to a single security rated in the highest rating category for up to three business days after the purchase thereof; (2) To be eligible for investment, a security must be a United States dollar-denominated instrument that the Series Fund's Board has determined to present minimal credit risks and must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") assigning a rating to the security or issue, or if only one NRSRO has assigned a rating, that NRSRO. An unrated security must be deemed to be of comparable quality as determined by the Series Fund's Board. In other words, the portfolio will invest in only first tier or second tier securities. First tier securities are securities which are rated by at least two NRSROs, or by the only NRSRO that has rated the security, in the highest short-term rating category, or unrated securities of comparable quality as determined by the Series Fund's Board. Second tier securities are eligible securities that are not first tier securities; (3) The portfolio will not invest more than 5% of its total assets in second tier securities; (4) The portfolio may not invest more than 1% of its assets in second tier securities of any one issuer; (5) In the event a first tier security held by the portfolio is downgraded and becomes a second tier security, or in the case of an unrated security the Series Fund's Board determines it is no longer of comparable quality to a first tier security, or in the event Prudential becomes aware that an NRSRO has rated a second tier security or an unrated portfolio security below its second highest rating, the Board will reassess promptly whether the security presents minimal credit risks and shall cause the portfolio to take such action as the Board determines is in the best interests of the portfolio and its shareholders; (6) In the event of a default or if because of a rating downgrade a security held in the portfolio is no longer an eligible investment, the portfolio will sell the security as soon as practicable unless the Series Fund's Board makes a specific finding that such action would not be in the best interest of the portfolio; and (7) The portfolio's dollar-weighted average maturity will be no more than 90 days. The Series Fund's Board of Directors has adopted written procedures delegating to the investment advisor under certain guidelines the responsibility to make several of the above-described determinations, including certain credit quality determinations.

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa --  Bonds which are rated "Aaa" are judged to be of the best quality.
        They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A   --  Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  --  Bonds which are rated "Ba" are judged to have speculative elements;
        their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B   --  Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C   --  Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial paper:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Rating Group describes its grades of corporate debt securities and its "A" commercial paper as follows:

Bonds:

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

               Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Commercial paper:

               Commercial paper rated A by Standard & Poor's Rating Group has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                     POSSIBLE REPLACEMENT OF THE SERIES FUND

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.

In addition, although it is highly unlikely, it is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) difference between voting instructions given by variable life insurance and variable annuity contract owners. Prudential will bear the expense, if it does become necessary, of remedying any material conflict including establishing a new underlying investment company and segregating the assets held under variable life insurance and variable annuity contracts.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

INCORPORATION AND AUTHORIZED STOCK

The Series Fund was incorporated under Maryland law on November 15, 1982. The authorized Capital Stock of the Series Fund consists of 2 billion shares, par value $0.01 per share. As of the date of this prospectus, the shares of Capital Stock are divided into fifteen classes: MONEY MARKET PORTFOLIO Capital Stock (225 million shares), DIVERSIFIED BOND PORTFOLIO Capital Stock (200 million shares), HIGH YIELD BOND PORTFOLIO Capital Stock (100 million shares), GOVERNMENT INCOME PORTFOLIO Capital Stock (100 million shares), EQUITY PORTFOLIO Capital Stock (200 million shares), STOCK INDEX PORTFOLIO Capital Stock (100 million shares), EQUITY INCOME PORTFOLIO Capital Stock (100 million shares), NATURAL RESOURCES PORTFOLIO Capital Stock (100 million shares), GLOBAL PORTFOLIO Capital Stock (100 million shares), CONSERVATIVE BALANCED PORTFOLIO Capital Stock (300 million shares), FLEXIBLE MANAGED PORTFOLIO Capital Stock (300 million shares), ZERO COUPON BOND PORTFOLIO 2000 Capital Stock (25 million shares), ZERO COUPON BOND PORTFOLIO 2005 Capital Stock (50 million shares), PRUDENTIAL JENNISON PORTFOLIO Capital Stock (50 million shares), SMALL CAPITALIZATION STOCK PORTFOLIO Capital Stock (50 million shares). The shares of each portfolio, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable. Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that class relates and will have no interest in the assets of any other portfolio.


DIVIDENDS, DISTRIBUTIONS AND TAXES

The Series Fund is qualified as a regulated investment company under Section 851 of the Internal Revenue Code and distributes substantially all of each portfolio's net investment income and realized gains from securities transactions to the respective subaccounts, which immediately reinvest it. For each taxable year in which it and each of its portfolios so qualify, the Series Fund will not be subject to tax on net investment income and realized gains from securities transactions distributed to shareholders.

CUSTODIANS, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Chase Manhattan Bank, Chase Metro Tech Center, Brooklyn, NY 11245, is currently the custodian of the assets held by all the portfolios, except the Global Portfolio. On or about May 31, 1997, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, will become the custodian of the assets held by all the portfolios except the Global Portfolio. IFTC will also be the custodian of the assets held in connection with repurchase agreements entered into by the portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these portfolios. Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Series Fund's custodians employs subcustodians, who were approved by the directors of the Series Fund in accordance with regulations of the Securities and Exchange Commission, for the purpose of providing custodial service for the Series Fund's foreign assets held outside the United States. The directors of the Series Fund monitor the activities of the custodians and the subcustodians.

Prudential is the transfer agent and dividend disbursing agent for the Series Fund. Prudential as transfer agent issues and redeems shares of the Series Fund and maintains records of ownership for the shareholders. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777.

EXPERTS

The financial statements of the Series Fund included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the prospectus for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements of the Series Fund included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the prospectus for the years prior to 1996 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, NJ 07054-0319.

LICENSE

As part of the Investment Advisory Agreement, Prudential has granted the Series Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Series Fund's investment advisor. Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Series Fund of such notice, unless a majority of the outstanding voting securities of the Series Fund vote to continue the Agreement notwithstanding termination of the license.

                    DIRECTORS AND OFFICERS OF PRUCO LIFE AND
                          MANAGEMENT OF THE SERIES FUND

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE

WILLIAM M. BETHKE, Director. -- President, Prudential Capital Markets Group since 1992.

IRA J. KLEINMAN, Director. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; 1993 to 1995:
President, Prudential Select; Prior to 1993: Senior Vice President of
Prudential.

MENDEL A. MELZER, Director. -- Chief Investment Officer, Mutual Funds and Annuities, Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, Prudential Investment Corporation.

ESTHER H. MILNES, President and Director. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; 1993 to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services; Prior to 1993: Vice President and Associate Actuary of Prudential.

I. EDWARD PRICE, Vice Chairman and Director. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance; Prior to 1993: Senior Vice President and Company Actuary of Prudential.

KIYOFUMI SAKAGUCHI, Director. -- President, Prudential International Insurance Group since 1995; 1994 to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Co., Ltd.; Prior to 1994: President and Chief Executive Officer, Asia Pacific Region-Prudential International Insurance, and President, The Prudential Life Insurance Co., Ltd.

WILLIAM F. YELVERTON, Chairman and Director. -- Chief Executive Officer, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, New York Life Worldwide.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN L. BLOUNT, Secretary. -- Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company.

C. EDWARD CHAPLIN, Treasurer. -- Vice President and Treasurer of Prudential since 1995; 1993 to 1995: Managing Director and Assistant Treasurer of Prudential; 1992 to 1993: Vice President and Assistant Treasurer, Banking and Cash Management for Prudential.

LINDA S. DOUGHERTY, Vice President, Comptroller and Chief Accounting Officer. -- Vice President and Comptroller, Prudential Individual Insurance Group since 1997; Prior to 1997: Vice President, Accounting, Prudential.

JAMES C. DROZANOWSKI, Senior Vice President. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; 1993 to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank; Prior to 1993: Operations Executive, Global Securities Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, Chief Legal Officer. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; 1994 to 1995: Associate General Counsel with Paine Webber; Prior to 1994: Assistant Director in the Division of Investment Management with the Securities and Exchange Commission.

FRANK P. MARINO, Senior Vice President. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

MARIO A. MOSSE, Senior Vice President. -- Vice President, Annuity Services, Prudential Investments since 1996; Prior to 1996: Vice President, Chase Manhattan Bank.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary. -- Vice President and Associate Actuary, Prudential.

KAREN L. SHAPIRO, Senior Vice President. -- Vice President, Prudential Individual Insurance Group since 1996; Vice President and Associate General Counsel, Prudential Securities Incorporated 1993 to 1996; Prior to 1993: Senior Associate with Shaw, Pittman, Potts and Trowbridge.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

* SUBSIDIARY OF PRUDENTIAL

                          MANAGEMENT OF THE SERIES FUND

The names of all directors and major officers of the Series Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is Prudential Plaza, Newark, New Jersey 07102-3777.

                          DIRECTORS OF THE SERIES FUND

MENDEL A. MELZER*, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993:
Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, President and Director--Chief Executive Officer of Prudential Investments since 1995; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN COTE, Vice President--Vice President Prudential Investments since 1996; 1995 to 1996: Chief Operating Officer and Managing Director, Prudential Mutual Fund Investment Management; Prior to 1995: Senior Vice President and Treasurer of Prudential Mutual Funds.

THOMAS EARLY, Secretary--General Counsel, Mutual Funds and Annuities, Prudential Investments since 1996; 1994 to 1996: General Counsel, Prudential Retirement Services, Prudential Investments; Prior to 1994: Associate General Counsel and Chief Financial Services Counsel, Frank Russell Company.

I. EDWARD PRICE, Vice President--Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance; Prior to 1993: Senior Vice President and Company Actuary of Prudential.

EUGENE STARK, Comptroller, Principal Financial Officer and Treasurer--Vice President, Prudential Investments.

No director or officer of the Series Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Series Fund for services as one of its directors or officers. Each director of the Series Fund who is not an interested person of the Series Fund will receive a fee of $2,000 per year plus $200 per portfolio for each meeting of the Board attended and will be reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Series Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Series Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Series Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Series Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Series Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Series Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,188,354,768)..........................  $4,538,468,628
    Receivable for investments sold short (Note
      2).......................................     111,621,197
    Interest and dividends receivable..........      44,683,414
    Receivable for investments sold............       1,376,096
                                                 --------------
      Total Assets.............................   4,696,149,335
                                                 --------------
  LIABILITIES
    Investments sold short at value (proceeds
      $111,621,197 including accrued interest)
      (Note 2).................................     110,481,637
    Payable for investments purchased..........      99,447,868
    Payable to investment adviser..............       6,126,182
    Accrued expenses...........................         768,878
    Bank overdraft.............................         453,239
    Payable for capital stock repurchased......          62,998
                                                 --------------
      Total Liabilities........................     217,340,802
                                                 --------------
  NET ASSETS...................................  $4,478,808,533
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,886,377
      Paid-in capital in excess of par.........   4,094,460,572
                                                 --------------
                                                  4,097,346,949
    Accumulated net realized gains on
      investments..............................      30,208,164
    Net unrealized appreciation on
      investments..............................     351,253,420
                                                 --------------
    Net assets, December 31, 1996..............  $4,478,808,533
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 288,637,703 outstanding shares
      of common stock (authorized 300,000,000
      shares)..................................  $        15.52
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $   174,514,843
    Dividends (net of $488,736 foreign
      withholding tax).........................       23,515,755
                                                 ---------------
                                                     198,030,598
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       23,052,572
    Shareholders' reports......................        1,367,000
    Custodian expense..........................          228,000
    Accounting fees............................          127,000
    Audit fees.................................           70,400
    Legal fees.................................            2,900
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              736
                                                 ---------------
      Total expenses...........................       24,850,608
    Less: custodian fee credit.................         (103,584)
                                                 ---------------
      Net expenses.............................       24,747,024
                                                 ---------------
  NET INVESTMENT INCOME........................      173,283,574
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      270,207,375
      Short sales..............................         (100,129)
                                                 ---------------
                                                     270,107,246
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       60,263,761
      Short sales..............................        1,139,560
                                                 ---------------
                                                      61,403,321
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      331,510,567
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   504,794,141
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    173,283,574     $   155,293,990
    Net realized gain on investments and short sales.......................................        270,107,246         167,342,297
    Net change in unrealized appreciation on investments and short sales...................         61,403,321         264,773,974
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        504,794,141         587,410,261
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (174,034,704)       (154,987,434)
    Dividends in excess of net investment income...........................................            (41,632)                 --
    Distributions from net realized capital gains..........................................       (273,551,593)       (133,660,168)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (447,627,929)       (288,647,602)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [10,561,256 and 5,345,143 shares, respectively].....................        167,668,924          81,026,772
    Capital stock issued in reinvestment of dividends and distributions [29,086,855 and
     19,023,739 shares, respectively]......................................................        447,627,929         288,647,602
    Capital stock repurchased [(8,429,995) and (15,343,313) shares, respectively]..........       (134,428,797)       (228,767,054)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        480,868,056         140,907,320
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        538,034,268         439,669,979
  NET ASSETS:
    Beginning of year......................................................................      3,940,774,265       3,501,104,286
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,478,808,533     $ 3,940,774,265
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,400,135,497)..........................  $4,981,429,094
    Cash.......................................          52,238
    Receivable for securities sold short (Note
      2).......................................     113,630,151
    Interest and dividends receivable..........      33,277,907
    Receivable for investments sold............      31,241,005
                                                 --------------
      Total Assets.............................   5,159,630,395
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........     141,168,642
    Investments sold short, at value (proceeds
      $113,630,151 including accrued interest)
      (Note 2).................................     112,461,581
    Payable to investment adviser..............       7,374,729
    Accrued expenses...........................       1,390,075
    Payable for capital stock repurchased......         312,681
                                                 --------------
      Total Liabilities........................     262,707,708
                                                 --------------
  NET ASSETS...................................  $4,896,922,687
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,751,892
      Paid-in capital in excess of par.........   4,273,689,804
                                                 --------------
                                                  4,276,441,696
    Distributions in excess of net investment
      income...................................        (576,929)
    Accumulated net realized gains on
      investments..............................      38,595,752
    Net unrealized appreciation on
      investments..............................     582,462,168
                                                 --------------
    Net assets, December 31, 1996..............  $4,896,922,687
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 275,189,159 shares of common stock
      outstanding (300,000,000 shares
      authorized)..............................  $        17.79
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $   127,494,108
    Dividends (net of $553,612 foreign
      withholding tax).........................       40,857,296
                                                 ---------------
                                                     168,351,404
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       27,247,674
    Shareholders' reports......................        1,423,000
    Custodian expense..........................          397,050
    Accounting fees............................          122,000
    Audit fees.................................           75,600
    Legal fees.................................            3,100
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              165
                                                 ---------------
      Total expenses...........................       29,270,589
    Less: custodian fee credit.................         (131,050)
                                                 ---------------
      Net expenses.............................       29,139,539
                                                 ---------------
  NET INVESTMENT INCOME........................      139,211,865
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................      408,037,782
      Foreign currencies.......................          (69,542)
      Short sales..............................           77,891
                                                 ---------------
                                                     408,046,131
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       40,562,155
      Foreign currencies.......................           (1,902)
      Short sales..............................        1,168,570
                                                 ---------------
                                                      41,728,823
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      449,774,954
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   588,986,819
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $  139,211,865      $  126,640,661
    Net realized gain on investments, foreign currencies and short sales...................      408,046,131         292,267,835
    Net change in unrealized appreciation on investments, foreign currencies and short
     sales.................................................................................       41,728,823         410,041,102
                                                                                              --------------      --------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................      588,986,819         828,949,598
                                                                                              --------------      --------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................     (142,089,785)       (124,621,227)
    Distributions from net realized capital gains..........................................     (458,909,559)       (176,844,671)
                                                                                              --------------      --------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................     (600,999,344)       (301,465,898)
                                                                                              --------------      --------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [8,998,637 and 8,486,525 shares, respectively]......................      166,455,957         146,641,074
    Capital stock issued in reinvestment of dividends and distributions [34,012,173 and
     17,050,711 shares, respectively]......................................................      600,999,344         301,465,898
    Capital stock repurchased [(6,420,074) and (11,612,102) shares, respectively]..........     (119,724,926)       (195,926,134)
                                                                                              --------------      --------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................      647,730,375         252,180,838
                                                                                              --------------      --------------
  TOTAL INCREASE IN NET ASSETS.............................................................      635,717,850         779,664,538
  NET ASSETS:
    Beginning of year......................................................................    4,261,204,837       3,481,540,299
                                                                                              --------------      --------------
    End of year............................................................................   $4,896,922,687      $4,261,204,837
                                                                                              --------------      --------------
                                                                                              --------------      --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                       A2

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 91.2%
                                                                       VALUE
COMMON STOCKS -- 36.7%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE/DEFENSE -- 0.6%
  GenCorp, Inc....................................        629,100  $   11,402,438
  Litton Industries, Inc. (a).....................        241,400      11,496,675
  UNC, Inc. (a)...................................        278,800       3,345,600
                                                                   --------------
                                                                       26,244,713
                                                                   --------------
AIRLINES -- 1.2%
  AMR Corp. (a)...................................        378,700      33,372,937
  USAir Group, Inc. (a)...........................        776,100      18,141,337
                                                                   --------------
                                                                       51,514,274
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.5%
  A.O. Smith Corp.................................        450,000      13,443,750
  Ford Motor Co...................................        295,900       9,431,812
                                                                   --------------
                                                                       22,875,562
                                                                   --------------
AUTOMOBILES & TRUCKS -- 1.8%
  Chrysler Corp...................................        929,500      30,673,500
  General Motors Corp.............................        464,700      25,907,025
  Goodyear Tire & Rubber Co.......................        250,800      12,884,850
  Mascotech, Inc..................................        604,200       9,893,775
                                                                   --------------
                                                                       79,359,150
                                                                   --------------
CHEMICALS -- 0.1%
  Millenium Chemicals, Inc. (a)...................        188,227       3,341,029
                                                                   --------------
CHEMICALS - SPECIALTY -- 1.0%
  Ferro Corp......................................        609,100      17,283,212
  M.A. Hanna Co...................................        689,950      15,092,656
  OM Group, Inc...................................        435,400      11,755,800
                                                                   --------------
                                                                       44,131,668
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  BW/IP, Inc. (Class 'A' Stock)...................        365,600       6,032,400
  IMO Industries, Inc. (a)........................        575,600       1,798,750
  Parker-Hannifin Corp............................        197,450       7,651,187
                                                                   --------------
                                                                       15,482,337
                                                                   --------------
COMPUTER HARDWARE -- 1.4%
  Amdahl Corp. (a)................................        836,600      10,143,775
  Digital Equipment Corp. (a).....................        293,500      10,676,063
  International Business Machines Corp............        278,900      42,113,900
                                                                   --------------
                                                                       62,933,738
                                                                   --------------
CONSTRUCTION -- 0.2%
  McDermott International, Inc....................        481,900      10,601,800
                                                                   --------------
CONSUMER SERVICES -- 0.4%
  ADT Ltd. (a)....................................        576,300      13,182,863
  SPS Transaction Services, Inc. (a)..............        185,900       2,834,975
                                                                   --------------
                                                                       16,017,838
                                                                   --------------
CONTAINERS & PACKAGING -- 0.2%
  Sealed Air Corp. (a)............................        183,600       7,642,350
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 1.0%
  RJR Nabisco Holdings Corp.......................        791,400      26,907,600
  Whitman Corp....................................        849,000      19,420,875
                                                                   --------------
                                                                       46,328,475
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 0.3%
  United States Surgical Corp.....................        339,700      13,375,688
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
ELECTRICAL EQUIPMENT -- 1.0%
  Belden, Inc.....................................        457,600  $   16,931,200
  Westinghouse Electric Corp......................      1,487,300      29,560,087
                                                                   --------------
                                                                       46,491,287
                                                                   --------------
ELECTRONICS -- 1.3%
  National Semiconductor Corp. (a)................        964,000      23,497,500
  Texas Instruments, Inc..........................        557,700      35,553,375
                                                                   --------------
                                                                       59,050,875
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.2%
  Giant Cement Holdings, Inc. (a).................        400,400       6,456,450
                                                                   --------------
FINANCIAL SERVICES -- 2.9%
  Alex Brown, Inc.................................        278,100      20,162,250
  Lehman Brothers Holdings, Inc...................      1,597,400      50,118,425
  Merrill Lynch & Co., Inc........................        185,900      15,150,850
  Morgan Stanley Group, Inc.......................        209,200      11,950,550
  Salomon, Inc....................................        650,700      30,664,237
                                                                   --------------
                                                                      128,046,312
                                                                   --------------
FOREST PRODUCTS -- 1.7%
  Champion International Corp.....................        650,700      28,142,775
  Louisiana-Pacific Corp..........................        650,700      13,746,037
  Mead Corp.......................................        326,100      18,954,562
  Willamette Industries, Inc......................        238,100      16,577,712
                                                                   --------------
                                                                       77,421,086
                                                                   --------------
GAS PIPELINES -- 0.3%
  Western Gas Resources, Inc......................        659,000      12,685,750
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.3%
  Jan Bell Marketing, Inc. (a)....................        964,200       1,988,663
  Leggett & Platt, Inc............................        366,600      12,693,525
                                                                   --------------
                                                                       14,682,188
                                                                   --------------
HOUSING RELATED -- 1.1%
  Hanson, PLC, ADR, (United Kingdom)..............      2,540,300      17,147,025
  Owens Corning...................................        620,800      26,461,600
                                                                   --------------
                                                                       43,608,625
                                                                   --------------
INSURANCE -- 3.0%
  Allstate Corp...................................        124,999       7,234,317
  Equitable of Iowa Companies.....................        346,500      15,895,687
  Financial Security Assurance Holdings, Ltd......        218,100       7,170,037
  PennCorp Financial Group, Inc...................        513,500      18,486,000
  Provident Companies, Inc........................        170,900       8,267,287
  Reinsurance Group of America, Inc...............        487,800      22,987,575
  TIG Holdings, Inc...............................        546,900      18,526,237
  Trenwick Group, Inc.............................        273,300      12,640,125
  W.R. Berkley Corp...............................        180,100       9,140,075
  Western National Corp...........................        836,600      16,104,550
                                                                   --------------
                                                                      136,451,890
                                                                   --------------
INTEGRATED PRODUCERS -- 0.2%
  Murphy Oil Corp.................................        177,400       9,867,875
                                                                   --------------

                                       B1

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MACHINERY -- 1.4%
  Case Corp.......................................        597,500  $   32,563,750
  DT Industries, Inc..............................        226,100       7,913,500
  Paxar Corp......................................      1,232,660      21,263,385
                                                                   --------------
                                                                       61,740,635
                                                                   --------------
MEDIA -- 1.6%
  Central Newspapers, Inc. (Class 'A' Stock)......        319,800      14,071,200
  Gannett Co., Inc................................        185,900      13,919,262
  Hollinger International, Inc....................        155,600       1,789,400
  Houghton Mifflin Co.............................        185,900      10,526,587
  Knight-Ridder, Inc..............................        371,800      14,221,350
  Lee Enterprises, Inc............................        325,300       7,563,225
  McGraw-Hill, Inc................................        185,500       8,556,187
  Media General, Inc. (Class 'A' Stock)...........         59,000       1,784,750
                                                                   --------------
                                                                       72,431,961
                                                                   --------------
METALS-NON FERROUS -- 1.1%
  Aluminum Company of America.....................        750,500      47,844,375
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 2.0%
  Danaher Corp....................................        435,800      20,319,175
  Donaldson, Inc..................................        372,200      12,468,700
  IDEX Corp.......................................        275,300      10,977,587
  Mark IV Industries, Inc.........................        558,793      12,642,692
  Trinity Industries, Inc.........................        358,300      13,436,250
  Wolverine Tube, Inc. (a)........................        259,800       9,157,950
  York International Corp.........................        185,000      10,336,875
                                                                   --------------
                                                                       89,339,229
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.8%
  Coltec Industries, Inc. (a).....................        299,900       5,660,613
  Global Industrial Technologies, Inc. (a)........        390,700       8,644,238
  Material Sciences Corp. (a).....................        649,600      11,692,800
  Titan Wheel International, Inc..................        695,550       8,868,263
                                                                   --------------
                                                                       34,865,914
                                                                   --------------
OIL - EXPLORATION & PRODUCTION -- 1.9%
  Basin Exploration, Inc. (a).....................        142,700         891,875
  Cabot Oil & Gas Corp. (Class 'A' Stock).........        552,500       9,461,563
  Enron Oil & Gas Co..............................        309,300       7,809,825
  Mesa, Inc. (a)..................................      2,711,400      14,234,850
  Noble Affiliates, Inc...........................        325,300      15,573,738
  Oryx Energy Co. (a).............................        789,500      19,540,125
  Parker & Parsley Petroleum Co...................        248,600       9,136,050
  Seagull Energy Corp. (a)........................        373,400       8,214,800
                                                                   --------------
                                                                       84,862,826
                                                                   --------------
OIL & GAS -- 1.2%
  Societe Nationale Elf Aquitaine, ADR,
    (France)......................................      1,199,200      54,263,800
                                                                   --------------
OIL SERVICES -- 0.6%
  Coflexip, ADR, (France).........................        650,700      17,080,875
  Weatherford Enterra, Inc. (a)...................        298,653       8,959,590
                                                                   --------------
                                                                       26,040,465
                                                                   --------------
PETROLEUM SERVICES -- 0.1%
  ICO, Inc........................................        492,100       3,014,112
                                                                   --------------
RAILROADS -- 0.2%
  Burlington Northern, Inc........................        117,900      10,183,612
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
REAL ESTATE DEVELOPMENT -- 0.4%
  Crescent Real Estate Equities, Inc..............        339,400  $   17,903,350
                                                                   --------------
RETAIL -- 1.6%
  Bombay Company, Inc. (a)........................        890,300       4,117,638
  Charming Shoppes, Inc. (a)......................      2,788,600      14,117,288
  Dillard Department Stores, Inc. (a).............        202,900       6,264,538
  K mart Corp. (a)................................      1,913,600      19,853,600
  Toys 'R' Us, Inc. (a)...........................        557,700      16,731,000
  Woolworth Corp. (a).............................        557,700      12,199,688
                                                                   --------------
                                                                       73,283,752
                                                                   --------------
STEEL -- 0.9%
  Bethlehem Steel Corp. (a).......................        929,500       8,365,500
  LTV Corp........................................      1,408,200      16,722,375
  National Steel Corp. (Class 'B' Stock) (a)......        289,300       2,676,025
  USX-U.S. Steel Group............................        418,300      13,124,163
                                                                   --------------
                                                                       40,888,063
                                                                   --------------
TELECOMMUNICATIONS -- 0.1%
  Deutsche Telekom, ADR, (Germany) (a)............        309,500       6,306,063
                                                                   --------------
TEXTILES -- 1.3%
  Farah, Inc. (a).................................        249,300       1,932,075
  Fieldcrest Cannon, Inc. (a).....................        427,500       6,840,000
  Fruit of the Loom, Inc. (Class 'A' Stock) (a)...        464,700      17,600,513
  Owens-Illinois, Inc. (a)........................        513,700      11,686,675
  Phillips-Van Heusen Corp........................        578,500       8,315,938
  Tultex Corp. (a)................................        558,300       3,908,100
  V.F. Corp.......................................        143,700       9,699,750
                                                                   --------------
                                                                       59,983,051
                                                                   --------------
TOBACCO -- 0.4%
  Philip Morris Companies, Inc....................         87,300       9,832,163
  UST, Inc........................................        250,400       8,106,700
                                                                   --------------
                                                                       17,938,863
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Yellow Corp.....................................        482,100       6,930,188
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $1,310,419,852)..........................................   1,642,431,219
                                                                   --------------

PREFERRED STOCKS -- 1.0%
FINANCIAL SERVICES -- 0.8%
  Central Hispano Corp............................        225,900       5,986,350
  Central Hispano Financial Services..............      1,000,000      25,200,000
                                                                   --------------
                                                                       31,186,350
                                                                   --------------
GAS PIPELINES -- 0.1%
  TransCanada Pipelines, Ltd......................        140,000       3,640,000
                                                                   --------------
MEDIA -- 0.0%
  Times Mirror Co. (Cum. Conv.), Series B.........              1              28
                                                                   --------------
PETROLEUM -- 0.1%
  Mesa, Inc. (Conv. Pfd.).........................        914,929       5,832,671
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $36,848,291).............................................      40,659,049
                                                                   --------------

                                       B2

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 53.5%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
DOMESTIC CORPORATE BONDS -- 36.6%
AEROSPACE -- 0.2%
  Northrop Grumman Corp.,
    7.875%, 03/01/26..............................      Baa3      $   7,500  $    7,517,475
                                                                             --------------
AGRICULTURAL EQUIPMENT -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3           6,500       6,576,700
                                                                             --------------
AIRLINES -- 2.9%
  Delta Air Lines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      24,145,800
    10.375%, 02/01/11.............................      Ba1          28,405      34,799,534
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa2         10,125      12,000,555
    10.67%, 05/01/04..............................      Baa3         29,665      35,084,499
    11.21%, 05/01/14..............................      Baa3         18,433      24,168,797
                                                                             --------------
                                                                                130,199,185
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.2%
  Banc One Credit Card Master Trust,
    7.75%, 12/15/99...............................       A2           5,100       5,178,081
  Standard Credit Card Master Trust,
    5.95%, 10/07/04...............................      Aaa           4,650       4,469,813
                                                                             --------------
                                                                                  9,647,894
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.9%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Ba2          11,200      11,931,024
    8.625%, 08/15/03..............................      Ba2          27,050      29,271,076
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      Baa3          2,500       2,301,450
    9.25%, 04/15/02...............................      Baa3         21,425      22,694,860
    9.80%, 02/01/12...............................       B2           7,000       7,575,400
    9.875%, 06/15/22..............................      Baa3          7,900       8,507,668
    10.125%, 04/15/22.............................      Baa3          2,000       2,196,040
                                                                             --------------
                                                                                 84,477,518
                                                                             --------------
COMPUTERS -- 0.2%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1          10,000       9,542,500
                                                                             --------------
FINANCIAL SERVICES -- 19.1%
  Associates Corp. of North America,
    6.625%, 05/15/01..............................      Aa3          34,500      34,485,510
    6.68%, 09/17/99...............................      Aa3          34,050      34,299,927
    8.375%, 01/15/98..............................       A1           1,100       1,125,454
  Bank of New York,
    7.97%, 12/31/26...............................       A1          26,000      26,258,440
  Barnett Banks,
    8.06%, 12/01/26...............................       A2           3,500       3,540,775
  Bayerische Landes,
    6.20%, 09/30/99...............................      Aaa          30,000      29,970,000
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         10,050      10,085,677
    6.73%, 06/04/98...............................      Baa2         16,000      16,094,400
    6.90%, 04/15/99...............................      Baa3         11,000      11,073,590
    7.20%, 07/19/99...............................      Baa3         11,250      11,376,112
  CIT Group Holdings, M.T.N.,
    5.85%, 03/16/98...............................      Aa3          25,000      25,009,750
    5.875%, 11/09/98..............................      Aa3          33,900      33,795,588
  Conseco, Inc.,
    8.70%, 11/15/26...............................       NR          18,200      18,356,884
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       A1          24,250      24,251,455

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3      $  11,500  $   11,195,250
    7.00%, 06/15/00...............................      Baa3         30,000      30,363,000
    7.50%, 06/15/03...............................      Baa3          5,000       5,139,300
    7.875%, 03/15/98..............................      Baa3          9,925      10,145,831
    8.75%, 12/15/99...............................      Baa3          5,000       5,295,500
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       NR          11,150      11,087,560
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          43,500      43,103,062
    9.45%, 06/15/99...............................      Baa2          4,000       4,274,280
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         14,575      14,878,306
  Ford Motor Credit,
    7.00%, 09/25/01...............................       A1          37,000      37,551,670
  General Motors Acceptance Corp., M.T.N.,
    5.395%, 02/02/99..............................       P1           2,000       1,999,825
    7.375%, 07/20/98..............................      Baa1          4,650       4,742,209
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1          6,000       6,008,100
    6.84%, 09/25/98...............................      Baa1         30,000      30,227,100
    6.89%, 10/10/00...............................      Baa1         10,545      10,581,380
  Liberty Mutual Insurance Co.,
    7.875%, 10/15/26..............................       A2           2,500       2,526,985
    8.20%, 05/04/07...............................       A2          51,005      54,164,250
  Lumbermens Mutual Casualty Co.,
    9.15%, 07/01/26...............................      Baa1         28,750      31,265,625
  Mellon Bank Corp.,
    7.72%, 12/01/26...............................       A2          15,635      15,151,097
    7.995%, 01/15/27..............................       A2          38,500      38,018,750
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       NR          21,000      20,582,583
  Salomon, Inc., M.T.N.,
    5.98%, 02/02/98...............................      Baa1         35,000      34,982,850
    7.00%, 05/15/99...............................      Baa1         42,000      42,331,800
    7.25%, 05/01/01...............................      Baa1          8,625       8,706,592
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       NR          10,000       9,960,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       8,955,000
  Travelers Capital, Inc.,
    7.75%, 12/01/36...............................       A1          20,000      19,350,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      Baa1         20,750      20,542,500
  USAA Capital Corp.,
    6.34%, 09/18/98...............................      Aa1          10,000      10,040,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          32,500      31,974,429
                                                                             --------------
                                                                                854,868,396
                                                                             --------------
FOOD & BEVERAGE -- 0.1%
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          4,000       4,018,000
                                                                             --------------
HEALTH CARE -- 0.0%
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba2           2,000       2,110,000
                                                                             --------------
HOSPITAL MANAGEMENT -- 0.0%
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,530,950
                                                                             --------------

                                       B3

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
MEDIA -- 5.8%
  News America Holdings, Inc.,
    7.375%, 10/17/08..............................      Baa3      $  28,000  $   27,784,960
    7.75%, 12/01/45...............................      Baa3         61,000      56,802,590
    9.25%, 02/01/13...............................      Baa3         24,050      26,942,975
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           6,425       6,419,667
  Time Warner, Inc.,
    7.75%, 06/15/05...............................      Ba1          15,000      15,088,950
    8.11%, 08/15/06...............................      Ba1          13,250      13,583,503
    8.18%, 08/15/07...............................      Ba1          24,500      25,138,715
  Time Warner, Inc., (Con't)
    8.375%, 07/15/33..............................      Baa3         37,450      37,584,446
    9.125%, 01/15/13..............................      Ba1          14,270      15,578,559
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1           5,325       5,435,813
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2           8,545       8,178,931
    7.75%, 06/01/05...............................      Ba2          22,275      21,933,524
                                                                             --------------
                                                                                260,472,633
                                                                             --------------
OIL & GAS -- 0.1%
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Ba2           3,000       3,225,450
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 0.2%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,887,640
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,500       3,762,500
                                                                             --------------
                                                                                  7,650,140
                                                                             --------------
RETAIL -- 3.1%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1          18,075      18,526,875
    8.50%, 06/15/03...............................      Ba1          36,750      38,220,000
    10.00%, 02/15/01..............................      Ba1           4,500       4,905,000
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           5,000       4,982,500
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.38%, 02/16/99...............................       A2          70,000      70,177,100
                                                                             --------------
                                                                                136,811,475
                                                                             --------------
TECHNOLOGY -- 1.8%
  Comdisco, Inc., M.T.N.,
    5.54%, 01/26/98...............................      Baa1         12,500      12,456,750
    6.09%, 11/09/98...............................      Baa1         34,000      34,034,000
    6.29%, 10/22/98...............................      Baa1          5,000       5,007,450
    6.375%, 11/30/01..............................      Baa1         21,500      21,153,850
    6.689%, 05/22/98..............................      Baa1          9,000       9,075,240
                                                                             --------------
                                                                                 81,727,290
                                                                             --------------
TELECOMMUNICATIONS -- 0.7%
  TCI Communications, Inc.,
    8.65%, 09/15/04...............................      Baa3         28,470      28,609,788
    8.75%, 08/01/15...............................      Baa3          5,450       5,383,946
                                                                             --------------
                                                                                 33,993,734
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp., M.T.N.,
    10.00%, 06/01/98..............................      Baa3          3,000       3,157,440
    10.05%, 06/15/99..............................      Baa3            500         539,080
                                                                             --------------
                                                                                  3,696,520
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
UTILITIES -- 0.1%
  Arkla, Inc., M.T.N.,
    9.25%, 12/18/97...............................      Ba2       $   3,000  $    3,077,790
                                                                             --------------
FOREIGN CORPORATE BONDS -- 6.3%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N., (Colombia)
    8.625%, 06/02/00..............................       NR           5,500       5,713,125
  Banco Ganadero, SA, M.T.N., (Colombia)
    9.75%, 08/26/99...............................      Baa3          7,300       7,683,250
  Bangkok Bank, (Thailand)
    7.25%, 09/15/05...............................       A3          10,000       9,777,400
    8.25%, 03/15/16...............................       A3          15,000      15,258,750
  Central Hispano Financial Services, (Cayman
    Islands)
    6.031%, 04/28/05..............................       A3          10,000      10,005,000
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................       NR           7,600       7,486,000
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................      Aa1          12,500      12,299,562
  Domtar, Inc., (Canada)
    9.50%, 08/01/16...............................      Ba1           9,000       9,843,750
  Empresa Colombia de Petroleos, (Colombia)
    7.25%, 07/08/98...............................       NR           8,250       8,311,875
  Kansallis-Osake Pankki, N.Y., (Finland)
    6.125%, 05/15/98..............................       A3           6,160       6,163,758
    8.650%, 12/29/49 (b)..........................      Baa2         10,000      10,441,500
    9.75%, 12/15/98...............................      Baa1         16,950      17,990,730
  Okobank, (Finland)
    7.25%, 09/27/49...............................       A3          18,750      19,125,000
    7.325%, 10/29/49..............................       NR           9,000       9,220,500
    7.70%, 10/29/49...............................       NR           3,500       3,585,750
  Petroliam Nasional, (Malaysia)
    6.625%, 10/18/01..............................       NR          22,000      22,014,520
    7.125%, 10/18/06..............................       A1          66,400      66,830,936
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba2           8,950       9,784,588
  Royal Bank of Canada, (Canada)
    6.75%, 10/24/11...............................      Aa3          17,400      17,034,600
  Siam Commercila, (Thailand)
    7.50%, 03/15/06...............................       A3          14,500      14,282,500
                                                                             --------------
                                                                                282,853,094
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 5.4%
  Federal National Mortgage Association,
    9.05%, 04/10/00...............................                   14,000      15,148,420
  United States Treasury Bonds,
    5.875%, 11/15/99..............................                    5,000       4,980,450
  United States Treasury Notes,
    5.00%, 02/15/99...............................                   17,000      16,691,790
    5.625%, 11/30/98-11/30/00.....................                   86,500      85,271,755
    5.875%, 11/30/01-02/15/04.....................                   45,400      44,645,298

                                       B4

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
    6.00%, 08/15/99...............................                $  10,000  $    9,998,400
    6.125%, 07/31/00-09/30/00.....................                   19,300      19,298,110
    6.25%, 04/30/01-02/15/03......................                   20,150      20,142,013
    6.375%, 09/30/01..............................                    7,000       7,041,580
    6.50%, 08/31/01-10/15/06......................                   16,500      16,625,810
    6.75%, 04/30/00...............................                    3,000       3,056,730
                                                                             --------------
                                                                                242,900,356
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 5.2%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1           4,900       4,293,625
  Republic of Colombia, (Colombia)
    7.125%, 05/11/98..............................      Ba1           2,775       2,788,875
    8.00%, 06/14/01...............................      Baa3          2,250       2,283,750
    8.75%, 10/06/99...............................      Ba1          12,325      12,879,625
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98),
    5.00%, (until 10/27/99),
    6.00%, (until 10/27/02),
    7.00%, 10/27/14...............................      Baa3        129,500     109,589,375
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07...............................      Ba2           9,750       8,580,000
  United Mexican States, (Mexico)
    7.563%, 08/06/01..............................      Baa3         73,500      73,672,725
    9.75%, 02/06/01...............................      Ba2           4,000       4,130,000
    11.375%, 09/15/16.............................      Ba2          13,000      13,536,250
                                                                             --------------
                                                                                231,754,225
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,376,901,639)....................................................   2,399,651,325
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $3,724,169,782)....................................................   4,082,741,593
                                                                             --------------

SHORT-TERM INVESTMENTS -- 10.1%
BANK NOTES -- 0.2%
  First Bank N.A., Minneapolis,
    5.275%, 10/24/97..............................       P3           2,000       1,998,881
  PNC Bank N.A.,
    5.20%, 04/01/97...............................       NR           5,000       4,999,364
                                                                             --------------
                                                                                  6,998,245
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 1.5%
  Advanta National Bank,
    5.80%, 03/19/97...............................       NR          25,000      25,350,000
    5.84%, 03/14/97...............................       NR          21,500      21,457,000
    6.26%, 09/01/97...............................       NR          10,500      10,510,500
    8.18%, 02/09/97...............................      Baa3         10,000      10,100,000
                                                                             --------------
                                                                                 67,417,500
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Abbey National Treasury Services, PLC,
    5.41%, 01/30/97...............................       P1           5,000       5,000,093
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 1.0%
  Bank of Montreal (Canada),
    5.39%, 01/22/97...............................       P1          18,000      18,000,000
  Bank of Nova Scotia (Canada),
    5.39%, 03/04/97...............................       P3           4,000       4,000,000

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Banque Nationale De Paris (France),
    5.42%, 01/15/97...............................       NR       $  10,000  $    9,999,961
    5.58%, 04/02/97...............................       NR           3,000       2,999,191
  Commerzbank (Germany),
    5.42%, 06/10/97...............................       P1           1,000         999,631
  Deutsche Bank (Germany),
    5.69%, 10/28/97...............................       P3           3,000       2,999,261
  National Bank of Canada (Canada),
    5.438%, 03/10/97..............................       P3           2,000       2,000,000
  Norddeutsche Landesbank (Germany),
    5.75%, 04/11/97...............................       NR           5,000       5,001,784
  Societe Generale (France),
    5.78%, 08/20/97...............................       P1           2,000       2,001,590
                                                                             --------------
                                                                                 48,001,418
                                                                             --------------
COMMERCIAL PAPER -- 3.8%
  Aetna Services, Inc.,
    5.42%, 03/14/97...............................       NR           5,000       4,946,553
  American Brands, Inc.,
    5.45%, 02/06/97...............................       P3           1,000         994,701
    6.00%, 01/22/97...............................       P3           2,000       1,993,333
  American Express Credit Corp.,
    5.30%, 02/28/97...............................       P1           5,000       4,958,042
  Aristar, Inc.,
    5.40%, 01/28/97...............................       P2           2,000       1,992,200
    5.47%, 03/17/97...............................       P2           3,000       2,966,268
  Bank Austria,
    5.35%, 01/15/97...............................       NR           8,000       7,984,544
  Barton Capital Corp.,
    5.35%, 02/27/97...............................       NR           2,000       1,983,356
    5.40%, 02/21/97...............................       NR           8,000       7,940,000
  BHF Finance, Inc.,
    5.31%, 01/30/97...............................       NR           1,000         995,870
  Bradford & Bingley Building Society,
    5.35%, 01/10/97-01/15/97......................       NR          28,000      27,960,767
  Caterpillar Financial Services Corp.,
    5.35%, 05/16/97-06/16/97......................       NR           2,000       1,955,565
    5.38%, 04/28/97...............................       P1           5,000       4,913,322
    5.50%, 02/27/97...............................       P1           1,380       1,368,193
  Cheltenham & Gloucester Building Society,
    5.325%, 02/24/97..............................       NR           7,000       6,945,123
  Coca Cola Enterprises, Inc.,
    5.34%, 02/03/97...............................       NR           2,000       1,990,507
  Colonial Pipeline Co.,
    5.75%, 01/27/97...............................       P3           2,000       1,992,014
  Commonwealth Bank of Austria,
    5.40%, 02/10/97...............................       NR           5,000       4,970,750
  Corporate Receivables Corp.,
    5.40%, 02/20/97...............................       NR           2,000       1,985,300
  Countrywide Home Loan, Inc.,
    6.05%, 01/21/97...............................       NR           1,000         996,807
    6.20%, 01/15/97...............................       NR           7,000       6,984,328
    6.35%, 01/15/97...............................       NR           6,000       5,986,242
  CXC, Inc.,
    7.00%, 01/02/97...............................       NR           3,662       3,662,000
  Dupont (EI) De Nemours,
    5.50%, 03/04/97...............................       P3           1,000         990,681

                                       B5

                  CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)
DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Engelhard Corp.,
    5.58%, 02/24/97...............................       P2       $   2,000  $    1,983,570
  First Data Corp.,
    5.40%, 03/18/97-03/25/97......................       NR           8,617       8,512,061
    5.46%, 03/25/97...............................       NR           5,000       4,937,817
  Fleet Funding Corp,
    5.80%, 02/04/97...............................       NR           3,729       3,709,174
  ITT Hartford Group, Inc.,
    5.45%, 01/23/97...............................      P1+           1,000         996,821
  Kredietbank Na Finance Corp.,
    5.32%, 01/16/97...............................       NR           2,000       1,995,862
  Lehman Brothers Holdings, Inc.,
    6.70%, 01/07/97...............................       NR           5,000       4,995,347
  Merrill Lynch & Co., Inc.,
    5.35%, 01/29/97...............................       P1          12,000      11,951,850
    5.37%, 01/31/97...............................       P1           7,000       6,969,719
  NYNEX Corp.,
    6.80%, 01/06/97...............................       P3           3,000       2,997,733
  Preferred Receivables Funding Corp.,
    5.60%, 02/25/97...............................       P1           4,000       3,966,400
  Rank Xerox Capital PLC.,
    6.25%, 01/09/97...............................       NR           2,583       2,579,861
  Societe Generale,
    5.77%, 05/15/97...............................       P1           2,000       2,000,259
  Transamerica Financial Corp.,
    5.38%, 02/06/97...............................       P1           3,750       3,730,385
  WCP Funding, Inc.,
    5.40%, 02/20/97...............................       NR           2,000       1,985,300
                                                                             --------------
                                                                                172,768,625
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 3.0%
  American General Financial Corp.,
    7.75%, 01/15/97...............................       P1           3,700       3,702,664
    9.50%, 08/01/97...............................       P1           1,500       1,530,273
  Associates Corp. of North America,
    9.70%, 05/01/97...............................       P1           2,000       2,023,837
  Beneficial Corp.,
    9.35%, 02/03/97...............................       P1           3,500       3,510,736
  Capital Equipment Receivable Trust,
    5.60%, 10/15/97...............................       NR           3,862       3,862,223
  Capital One Bank,
    8.625%, 01/15/97..............................      Baa3         32,425      32,443,158
  Coca-Cola Enterprises, Inc.,
    6.50%, 11/15/97...............................       A3           3,750       3,765,600
  General Motors Acceptance Corp.,
    5.47%, 02/12/97...............................       P1          12,000      11,925,243
    6.30%, 09/10/97...............................      Aaa           5,000       5,017,600
    6.70%, 04/30/97...............................       A3          11,000      11,035,420
    7.60%, 02/10/97...............................       P1           2,000       2,004,629
    7.85%, 03/05/97...............................      Baa1          3,300       3,312,078
    7.85%, 03/05/97...............................       P1          10,050      10,080,742
  Kimberly Clark Corp.,
    9.125%, 06/01/97..............................       NR           1,000       1,013,822
  Mellon Bank Corp.,
    6.50%, 12/01/97...............................      Baa1          1,650       1,656,253
  Norwest Corp.,
    7.875%, 01/30/97..............................       P1           2,000       2,003,190
  Salomon, Inc.,
    5.89%, 11/10/97...............................      Baa1         30,000      29,962,500

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Short Term Repack Asset,
    6.00%, 12/15/97...............................       NR       $   4,000  $    3,999,186
                                                                             --------------
                                                                                132,849,154
                                                                             --------------
REPURCHASE AGREEMENT -- 0.5%
  Joint Repurchase Agreement Account
    6.613%, 01/02/97 (Note 5).....................                   22,692      22,692,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $464,184,986)......................................................     455,727,035
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT
  SALE -- 101.3%
  (cost $4,188,354,768; Note 6)............................................   4,538,468,628
                                                                             --------------

INVESTMENT SOLD SHORT -- (2.4%)
 United States Treasury Bond,
   6.75%, 8/15/26
   (proceeds $111,621,197; Note 2)..............................  (106,860)    (110,481,637)
                                                                             --------------

TOTAL INVESTMENTS, NET OF SHORT SALES -- 98.9%
                                                                              4,427,986,991
                                                                             --------------
OTHER ASSETS IN EXCESS OF OTHER
  LIABILITIES -- 1.1%......................................................      50,821,542
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,478,808,533
                                                                             --------------
                                                                             --------------









The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    B.A.                Bankers' Acceptances
    C.D.                Certificates of Deposit
    M.T.N.              Medium Term Note
    PLC                 Public Limited Company
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)
    NR                  Not Rated

(a)        Non-income producing security.

(b)        Indicates a variable rate security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                       B6

                           FLEXIBLE MANAGED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 97.6%
                                                                       VALUE
COMMON STOCKS -- 61.3%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 4.1%
  AlliedSignal, Inc...............................        600,000  $   40,200,000
  Boeing Co.......................................        530,500      56,431,937
  Lockheed Martin Corp............................        500,000      45,750,000
  Rockwell International Corp. (a)................        400,000      24,350,000
  United Technologies Corp........................        550,000      36,300,000
                                                                   --------------
                                                                      203,031,937
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 4.2%
  Banc One Corp...................................        775,000      33,325,000
  BankAmerica Corp................................        300,000      29,925,000
  Chase Manhattan Corp............................        550,000      49,087,500
  Citicorp........................................        310,000      31,930,000
  PNC Bank Corp...................................        750,000      28,218,750
  State Street Boston Corp........................        500,000      32,250,000
                                                                   --------------
                                                                      204,736,250
                                                                   --------------
BEVERAGES -- 0.9%
  Anheuser-Busch Companies, Inc...................      1,150,000      46,000,000
                                                                   --------------
CHEMICALS -- 0.6%
  E.I. du Pont de Nemours & Co....................        300,000      28,312,500
                                                                   --------------
CHEMICALS - SPECIALTY -- 1.8%
  IMC Global, Inc.................................        600,000      23,475,000
  Morton International, Inc.......................        600,000      24,450,000
  Praxair, Inc....................................        825,000      38,053,125
                                                                   --------------
                                                                       85,978,125
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  CUC International, Inc. (a).....................        600,000      14,250,000
                                                                   --------------
COMPUTER SERVICES -- 6.4%
  3Com Corp. (a)..................................        600,000      44,025,000
  Cadence Design Systems, Inc. (a)................        675,000      26,831,250
  Cascade Communications..........................        325,000      17,915,625
  Cisco Systems, Inc. (a).........................        750,000      47,718,750
  Computer Associates International, Inc..........        975,000      48,506,250
  Computer Sciences Corp. (a).....................        500,000      41,062,500
  First Data Corp.................................        500,000      18,250,000
  Gateway 2000, Inc. (a)..........................        275,000      14,729,687
  Microsoft Corp. (a).............................        250,000      20,656,250
  Oracle Corp. (a)................................        775,000      32,356,250
                                                                   --------------
                                                                      312,051,562
                                                                   --------------
CONSTRUCTION -- 0.7%
  Fluor Corp......................................        550,000      34,512,500
                                                                   --------------
COSMETICS & SOAPS -- 0.7%
  Procter & Gamble Co.............................        300,000      32,250,000
                                                                   --------------
DIVERSIFIED GAS -- 0.3%
  Cross Timbers Oil Co............................        530,000      13,316,250
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 1.8%
  Alco Standard Corp..............................        300,000      15,487,500
  Hewlett-Packard Co..............................        325,000      16,331,250
  Honeywell, Inc..................................        650,000      42,737,500
  Xerox Corp......................................        300,000      15,787,500
                                                                   --------------
                                                                       90,343,750
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 6.0%
  American Home Products Corp.....................        885,000      51,883,125
  Baxter International, Inc.......................        650,000      26,650,000
  Becton, Dickinson & Co..........................        800,000      34,700,000
  Boston Scientific Corp. (a).....................        700,000      42,000,000
  Medtronic, Inc..................................        400,000      27,200,000
  Novartis Corp., AG ADR (Switzerland)............        933,328      53,491,332
  Pfizer, Inc.....................................        700,000      58,012,500
                                                                   --------------
                                                                      293,936,957
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.9%
  Applied Materials, Inc. (a).....................        450,000      16,171,875
  Baldor Electric Co..............................              1              25

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Belden, Inc.....................................        425,000  $   15,725,000
  FORE Systems, Inc. (a)..........................        725,000      23,834,375
  Westinghouse Electric Corp......................      1,900,000      37,762,500
                                                                   --------------
                                                                       93,493,775
                                                                   --------------
ELECTRONICS -- 2.2%
  ADT Ltd. (a)....................................        750,000      17,156,250
  Intel Corp......................................        475,000      62,195,313
  Maxim Integrated Products, Inc. (a).............        700,000      30,275,000
                                                                   --------------
                                                                      109,626,563
                                                                   --------------
FINANCIAL SERVICES -- 0.9%
  MBNA Corp.......................................      1,075,000      44,612,500
                                                                   --------------
FOODS -- 0.4%
  Nabisco Holdings Corp.
    (Class 'A' Stock).............................        500,000      19,437,500
                                                                   --------------
FOREST PRODUCTS -- 1.2%
  Kimberly-Clark Corp.............................        350,000      33,337,500
  Willamette Industries, Inc......................        399,000      27,780,375
                                                                   --------------
                                                                       61,117,875
                                                                   --------------
GAS PIPELINES -- 0.7%
  Enron Corp......................................        850,000      36,656,250
                                                                   --------------
HEALTH CARE -- 0.2%
  Tenet Healthcare Corp. (a)......................        400,000       8,750,000
                                                                   --------------
HOSPITAL MANAGEMENT -- 1.1%
  Columbia/HCA Healthcare Corp....................        900,000      36,675,000
  Guidant Corp....................................        300,000      17,100,000
                                                                   --------------
                                                                       53,775,000
                                                                   --------------
INSURANCE -- 5.0%
  Aetna Inc.......................................        650,000      52,000,000
  Allstate Corp...................................        875,000      50,640,625
  American International Group, Inc...............        250,000      27,062,500
  Chubb Corp......................................        400,000      21,500,000
  CIGNA Corp......................................        250,000      34,156,250
  Travelers Group, Inc............................      1,266,666      57,474,970
                                                                   --------------
                                                                      242,834,345
                                                                   --------------
LEISURE -- 0.6%
  Carnival Corp. (Class 'A' Stock)................        900,000      29,700,000
                                                                   --------------
LODGING -- 0.2%
  Hilton Hotels Corp..............................        400,000      10,450,000
                                                                   --------------
MACHINERY -- 0.8%
  Case Corp.......................................        700,000      38,150,000
                                                                   --------------
MEDIA -- 0.4%
  Comcast Corp. (Class 'A' Stock).................      1,000,000      17,625,000
                                                                   --------------
MINERAL RESOURCES -- 0.5%
  Potash Corp. of Saskatchewan, Inc...............        270,000      22,950,000
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 4.5%
  Cognizant Corp..................................        735,700      24,278,100
  General Electric Co.............................        700,000      69,212,500
  Illinois Tool Works, Inc........................        400,000      31,950,000
  Tyco International, Ltd.........................      1,225,000      64,771,875
  York International Corp.........................        500,000      27,937,500
                                                                   --------------
                                                                      218,149,975
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.1%
  Unilever N.V., ADR (United Kingdom).............        300,000      52,575,000
                                                                   --------------
PETROLEUM -- 3.2%
  British Petroleum, PLC, ADR (United Kingdom)....        325,000      45,946,875
  Mobil Corp......................................        400,000      48,900,000
  Royal Dutch Petroleum Co., ADR (Netherlands)....        200,000      34,150,000
  Total SA, ADR (France)..........................        700,000      28,175,000
                                                                   --------------
                                                                      157,171,875
                                                                   --------------

                                       B7

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
PETROLEUM SERVICES -- 1.3%
  Baker Hughes, Inc...............................        581,700  $   20,068,650
  Halliburton Co..................................        700,000      42,175,000
                                                                   --------------
                                                                       62,243,650
                                                                   --------------
RETAIL -- 6.5%
  American Stores Co..............................        800,000      32,700,000
  Federated Department Stores, Inc. (a)...........      1,120,000      38,220,000
  The Gap, Inc....................................        500,000      15,062,500
  Home Depot, Inc.................................        750,000      37,593,750
  Koninklijke Ahold, ADR (Netherlands)............        250,000      15,437,500
  Nike, Inc. (Class 'B' Stock)....................        600,000      35,850,000
  Nine West Group.................................        775,000      35,940,625
  Price/Costco, Inc. (a)..........................      1,500,000      37,687,500
  Safeway, Inc. (a)...............................      1,000,000      42,750,000
  Staples, Inc. (a)...............................      1,601,500      28,927,094
                                                                   --------------
                                                                      320,168,969
                                                                   --------------
TELECOMMUNICATIONS -- 0.8%
  AT&T Corp.......................................        550,000      23,925,000
  Newbridge Networks Corp. (a)....................        500,000      14,125,000
                                                                   --------------
                                                                       38,050,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,434,484,264)..........................................   2,996,258,108
                                                                   --------------
PREFERRED STOCKS -- 1.5%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Financial Services..............      1,000,000      25,200,000
                                                                   --------------
GAS PIPELINES -- 0.1%
  TransCanada Pipelines, Ltd......................        140,000       3,640,000
                                                                   --------------
LEISURE -- 0.3%
  Hilton Hotels (Conv.)...........................        600,000      14,775,000
                                                                   --------------
TELECOMMUNICATIONS -- 0.6%
  Airtouch Communications (Conv.).................        700,000      31,675,000
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $75,571,505).............................................      75,290,000
                                                                   --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CONVERTIBLE BONDS -- 0.6%                           (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 0.6%
  Federated Department Stores, Inc.,
    5.00%, 10/01/03...............................      Ba3       $   8,000  $    9,180,000
  Home Depot, Inc.,
    3.25%, 10/01/01...............................       A1          19,000      18,715,000
                                                                             --------------
TOTAL CONVERTIBLE BONDS
  (cost $27,850,057).......................................................      27,895,000
                                                                             --------------

LONG-TERM BONDS -- 34.2%
DOMESTIC CORPORATE BONDS -- 22.3%
AEROSPACE -- 0.2%
  Northrop Grumman Corp.,
    7.875%, 03/01/26..............................       NR           7,500       7,517,475
                                                                             --------------
AGRICULTURAL EQUIPMENT -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3           6,500       6,576,700
                                                                             --------------
AIRLINES -- 2.3%
  Delta Air Lines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      23,342,952
    10.375%, 02/01/11.............................      Ba1          25,750      31,546,840

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa2      $  10,125  $   12,000,555
    10.67%, 05/01/04..............................      Baa3         19,500      23,062,455
    11.21%, 05/01/14..............................      Baa3         17,500      22,945,475
                                                                             --------------
                                                                                112,898,277
                                                                             --------------
ASSET BACKED -- 0.1%
  Standard Credit Card Master Trust
    5.95%, 10/07/04...............................      AAA           4,500       4,325,625
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.3%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Ba2          10,800      11,504,916
    8.625%, 08/15/03..............................      Ba2           7,500       8,115,825
  TCI Communications, Inc.,
    8.65%, 09/15/04...............................      Baa3          6,000       6,029,460
    8.75%, 08/01/15...............................      Baa3          5,950       5,877,886
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      Baa3         17,500      16,110,150
    9.80%, 02/01/12...............................       B2           7,000       7,575,400
    9.875%, 06/15/22..............................      Baa3          7,878       8,483,976
    10.125%, 04/15/22.............................      Baa3          2,000       2,196,040
                                                                             --------------
                                                                                 65,893,653
                                                                             --------------
COMPUTERS -- 0.3%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1          14,800      14,122,900
                                                                             --------------
FINANCIAL SERVICES -- 10.7%
  Bank of New York,
    7.97%, 12/31/26...............................       A1          26,000      26,258,440
  Barnett Banks,
    8.06%, 12/01/26...............................       NR           3,500       3,540,775
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         11,175      11,214,671
    6.73%, 06/04/98...............................      Baa2         26,000      26,153,400
    6.90%, 04/15/99...............................      Baa3         11,000      11,073,590
    7.20%, 07/19/99...............................      Baa3         11,250      11,376,112
  Conseco, Inc.,
    8.70%, 11/15/26...............................       NR          18,200      18,356,884
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       NR          24,250      24,251,455
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3          3,500       3,407,250
    7.00%, 06/15/00...............................      Baa3         13,500      13,663,350
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       NR          11,150      11,087,560
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          43,500      43,103,062
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         13,000      13,270,530
  Ford Motor Credit,
    7.00%, 09/25/01...............................       NR          13,000      13,193,830
  General Motors Acceptance Corp., M.T.N.,
    7.375%, 07/20/98..............................      Baa1          4,500       4,589,235
    7.875%, 03/15/00..............................       NR           5,000       5,202,100
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1         24,000      24,032,400
    6.84%, 09/25/98...............................      Baa1          5,000       5,037,850
  Liberty Mutual Insurance Co.,
    7.875%, 10/15/26..............................       A2           2,500       2,526,985
    8.20%, 05/04/07...............................       NR           5,000       5,309,700
  Lumbermens Mutual Casualty Co.,
    9.15%, 07/01/26...............................       NR          12,600      13,702,500

                                       B8

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Mellon Bank Corp.,
    7.72%, 12/01/26...............................       A2       $  15,500  $   15,020,275
    7.995%, 01/15/27..............................       A2          38,500      38,018,750
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       NR          21,000      20,582,583
  Salomon, Inc., M.T.N.,
    5.98%, 02/02/98...............................      Baa          23,500      23,488,485
    7.00%, 05/15/99...............................      Baa          34,600      34,873,340
    7.25%, 05/01/01...............................      Baa           8,625       8,706,593
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       NR           7,500       7,470,000
  Travelers Capital, Inc.,
    7.75%, 12/01/36...............................       A1          20,000      19,350,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................       NR          20,750      20,542,500
  USAA Capital Corp.,
    6.34%, 09/18/98...............................      Aa1          20,000      20,080,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          26,300      26,563,000
                                                                             --------------
                                                                                525,047,205
                                                                             --------------
FOOD & BEVERAGE -- 0.1%
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          3,000       3,013,500
                                                                             --------------
HEALTH CARE -- 0.9%
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba2          15,315      16,157,325
    9.625%, 09/01/02..............................      Ba1          23,750      26,006,250
                                                                             --------------
                                                                                 42,163,575
                                                                             --------------
INDUSTRIAL -- 0.1%
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,530,950
                                                                             --------------
MEDIA -- 3.9%
  News America Holdings, Inc.,
    7.375%, 10/17/08..............................      Baa3          2,000       1,984,640
    7.75%, 12/01/45...............................      Baa3         39,000      36,316,410
    9.25%, 02/01/13...............................      Baa3         36,200      40,554,498
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,092,447
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1          13,250      13,583,503
    8.18%, 08/15/07...............................      Ba1          13,000      13,338,910
    8.375%, 07/15/33..............................      Baa3         32,800      32,917,752
    9.125%, 01/15/13..............................      Ba1          12,040      13,144,068
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................       Ba           5,300       5,410,293
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2           7,350       7,035,126
    7.75%, 06/01/05...............................      Ba2          19,675      19,373,382
                                                                             --------------
                                                                                192,751,029
                                                                             --------------
OIL & GAS -- 0.4%
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Ba2           3,000       3,225,450
  Transco Energy Co.,
    9.125%, 05/01/98..............................      Ba3          14,000      14,531,160
                                                                             --------------
                                                                                 17,756,610
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 0.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,887,640
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,500       3,762,500
                                                                             --------------
                                                                                  7,650,140
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 1.6%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1       $   6,600  $    6,765,000
    8.50%, 06/15/03...............................      Ba1          66,000      68,640,000
    10.00%, 02/15/01..............................      Ba1           2,500       2,725,000
                                                                             --------------
                                                                                 78,130,000
                                                                             --------------
TECHNOLOGY -- 0.2%
  Comdisco, Inc., M.T.N.,
    6.375%, 11/30/01..............................      Baa1          2,700       2,656,530
    7.25%, 04/15/98...............................      Baa2         10,000      10,135,700
                                                                             --------------
                                                                                 12,792,230
                                                                             --------------
FOREIGN CORPORATE BONDS -- 7.0%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N.,(Colombia)
    8.625%, 06/02/00..............................       NR           5,500       5,713,125
  Banco Ganadero, SA, M.T.N., (Colombia)
    9.75%, 08/26/99...............................      Baa           7,300       7,683,250
  Bancomer, SA, (Mexico)
    8.00%, 07/07/98...............................       Ba           8,000       7,980,000
  Bangkok Bank, (Thailand)
    7.25%, 09/15/05...............................       A3          10,000       9,777,400
  Central Hispano Financial Services, (Cayman
    Islands)
    6.031%, 04/28/05..............................       A3           5,000       5,002,500
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................       NR           5,650       5,565,250
  Controladora Commercial Mexicana, SA, (Mexico)
    8.75%, 04/21/98...............................       NR          15,100      15,175,500
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................       Aa          17,500      17,219,388
  Dotmar, Inc., (Canada)
    9.50%, 08/01/16...............................       Ba          24,750      27,070,313
  Empresa Colombia de Petroleos, (Colombia)
    7.25%, 07/08/98...............................       NR           8,250       8,311,875
  Kansallis-Osake Pankki, N.Y., (Finland)
    8.65%, 01/01/49 (b)...........................      Baa1          9,000       9,397,350
    9.75%, 12/15/98...............................      Baa1         16,760      17,789,064
  Nacional Financie, (Cayman Islands)
    9.00%, 01/25/99...............................      Ba2          15,000      15,300,000
  National Power Co., (United Kingdom)
    7.875%, 12/15/06..............................      Ba2          22,500      22,612,500
    8.40%, 12/15/16...............................      Ba2          27,500      27,362,500
  Okobank, (Finalnd)
    7.70%, 10/29/49 (b)...........................       NR           3,500       3,585,750
    7.25%, 09/27/49...............................       A3          18,750      19,125,000
    7.325%, 10/29/49 (b)..........................       NR           9,000       9,220,500
  Petroliam Nasional, (Malaysia)
    7.125%, 10/18/06..............................       NR          63,100      63,509,519
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba2           7,600       8,308,700
  Rio de Janeiro, (Brazil)
    10.375%, 07/12/99.............................       NR           7,000       7,192,500
  Rogers Cablesystems, Inc., Sr. Sec'd Notes,
    (Canada)
    10.00%, 03/15/05..............................      Ba3           2,000       2,130,000

                                       B9

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Royal Bank of Canada, (Canada)
    6.75%, 10/24/11...............................      Aa3       $  15,000  $   14,685,000
  Siam Commercila, (Thailand)
    7.50%, 03/15/06...............................      Aa3          14,500      14,282,500
                                                                             --------------
                                                                                343,999,484
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................      Aaa          11,800       2,391,388
  United States Treasury Notes,
    6.375%, 08/15/02..............................      Aaa          10,000      10,065,600
                                                                             --------------
                                                                                 12,456,988
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 4.7%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1          32,340      28,337,925
  Republic of Colombia, (Colombia)
    7.125%, 05/11/98..............................      Ba1           2,700       2,713,500
    8.00%, 06/14/01...............................       NR           2,150       2,182,250
    8.75%, 10/06/99...............................      Ba1          12,300      12,853,500
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98).......................      Baa3        100,500      85,048,125
    5.00%, (until 10/27/99)
    6.00%, (until 10/27/02)
    7.00%, 10/27/14
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07...............................      Ba2          60,250      53,020,000
  United Mexican States, (Mexico)
    9.75%, 02/06/01...............................       NR          25,000      25,812,500
    11.375%, 09/15/16.............................       NR          21,000      21,866,250
                                                                             --------------
                                                                                231,834,050
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,657,819,992)....................................................   1,681,460,391
                                                                             --------------
TOTAL LONG TERM INVESTMENTS
  (cost $4,195,725,818)....................................................   4,780,903,499
                                                                             --------------

SHORT-TERM INVESTMENTS -- 4.1%
BANK NOTES -- 0.1%
  American Express Centurian Bank,
    5.625%, 01/14/97..............................       NR           1,000       1,000,001
  Comerica Bank of Detroit,
    6.585%, 02/14/97..............................       NR             569         568,948
  NBD Bank, N.A.,
    6.55%, 06/02/97...............................       NR           2,000       2,008,199
                                                                             --------------
                                                                                  3,577,148
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.5%
  Advanta National Bank,
    6.14%, 02/28/97...............................      Baa2         17,000      17,000,000
  Chase Manhattan Bank,
    5.43%, 05/06/97...............................       P3           6,000       6,000,000
                                                                             --------------
                                                                                 23,000,000
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Abbey National Treasury Services, PLC, (United
    Kingdom)
    5.41%, 01/30/97...............................       P1       $   2,000  $    2,000,037
  Bayerische Hypotheken, (Germany)
    5.74%, 05/27/97...............................       NR           1,000       1,000,409
                                                                             --------------
                                                                                  3,000,446
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 0.5%
  Bank of Montreal, (Canada)
    5.39%, 01/22/97...............................       P1           2,000       2,000,000
  Banque Nationale de Paris, (France)
    5.41%, 01/15/97...............................       NR           3,000       2,999,989
    5.58%, 04/02/97...............................       NR           2,000       1,999,461
  Barclays Bank, PLC, (United Kingdom)
    5.37%, 02/03/97-02/05/97......................       NR           6,000       6,000,000
  Deutsche Bank, (Germany)
    5.69%, 10/28/97...............................       P3           1,000         999,754
  Empresas La Moderna, SA, (Mexico)
    10.25%, 11/12/97..............................      Baa1          2,000       2,051,250
  Grupo Televisa, SA, (Mexico)
    10.00%, 11/09/97..............................      Ba2           4,000       4,100,000
  National Bank of Canada, (Canada)
    5.438%, 03/10/97..............................       P3           1,000       1,000,000
  Societe Generale, (France)
    5.77%, 05/15/97...............................       P1           1,000       1,000,130
                                                                             --------------
                                                                                 22,150,584
                                                                             --------------
COMMERCIAL PAPER -- 1.3%
  Aetna Services, Inc.,
    5.42%, 03/14/97...............................       NR           2,000       1,978,621
  American Brands Inc,
    5.33%, 01/31/97...............................       P3           1,000         995,706
    6.00%, 01/22/97...............................       P3           1,000         996,667
  American Express Credit Corp.,
    5.30%, 02/28/97...............................       P1           3,000       2,974,825
  Aristar, Inc.,
    5.59%, 02/28/97...............................       P2           1,000         991,149
  Bank Austria,
    5.35%, 01/15/97...............................       NR           2,000       1,996,136
  Barton Capital Corp.,
    5.35%, 02/27/97...............................       NR           1,000         991,678
  Bradford & Bingley Building Society,
    5.35%, 01/10/97-01/15/97......................       A1           5,550       5,542,659
  Caterpillar Financial Services Corp.,
    5.35%, 06/16/97...............................       P1           1,000         975,479
  Cheltenham & Gloucester Building Society,
    5.325%, 02/24/97..............................       NR           1,000         992,160
    5.35%, 01/15/97...............................       NR           1,000         998,068
  Coca Cola Enterprises, Inc.,
    5.34%, 02/03/97...............................       NR           1,000         995,253
  Colonial Pipeline Co.,
    5.75%, 01/27/97...............................       P3           1,000         996,007
  Commonwealth Bank of Australia,
    5.32%, 01/22/97...............................       NR           7,000       6,979,311
  Corporate Receivables Corp.,
    5.33%, 01/24/97...............................       NR           2,000       1,993,486

                                      B10

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Countrywide Home Loan, Inc.,
    6.20%, 01/15/97...............................       NR       $   3,000  $    2,993,283
  CXC, Inc.,
    5.60%, 01/16/97...............................       NR           1,005       1,002,811
    7.00%, 01/02/97...............................       NR             670         670,000
  Dakota Cert. Prog. of Stand. Cred.,
    5.34%, 01/23/97...............................       NR           2,000       1,993,770
  Engelhard Corp.,
    5.58%, 02/24/97...............................       P2           1,000         991,785
  Enterprise Funding Corp.,
    5.47%, 01/16/97...............................       NR           1,000         997,873
    5.50%, 01/15/97...............................       NR           2,000       1,996,028
  Fleet Funding Corp.,
    5.80%, 02/04/97...............................       NR           1,000         994,683
  General Motors Acceptance Corp.,
    5.47%, 02/12/97...............................       P1           3,000       2,981,311
    5.50%, 04/07/97...............................       P1           1,912       1,884,249
  Kredietbank Na Finance Corp.,
    5.32%, 01/16/97...............................       NR           1,000         997,931
  Merrill Lynch & Co., Inc.,
    5.31%, 02/27/97...............................       P1           1,000         991,740
    5.32%, 01/21/97...............................       P1           1,000         997,192
    5.33%, 01/24/97...............................       P1           2,000       1,993,486
    5.35%, 01/29/97...............................       P1           3,000       2,987,963
  Morgan Stanley Group, Inc.,
    5.32%, 01/29/97...............................       P1           5,000       4,980,050
  Nationwide Building Society,
    5.375%, 02/26/97..............................       NR           1,000         991,788
  Preferred Receivables Funding Corp.,
    5.45%, 01/15/97...............................       P1           1,000         998,032
    5.60%, 02/25/97...............................       P1           1,000         991,600
  Short Term Repack Asset Trust,
    6.006%, 12/15/97..............................       NR           1,000         999,797
  Societe Generale,
    5.57%, 04/04/97...............................       P1           1,000         999,676
  Transamerica Financial Corp.,
    5.34%, 02/03/97...............................       P1           1,000         995,253
                                                                             --------------
                                                                                 65,827,506
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.2%
  Associates Corp. of North America,
    6.625%, 11/15/97..............................       P1             600         604,890
  Beneficial Corp.,
    5.54%, 08/05/97...............................       P1           1,000       1,000,375
    9.70%, 05/30/97...............................       P1           2,000       2,031,498
  Capital Equipment Receivable Trust,
    5.60%, 10/15/97...............................       NR           1,545       1,544,889
  Dean Witter, Discover &,
    5.747%, 03/06/97..............................       P2           1,250       1,250,281
  Ford Motor Credit Corp.,
    5.625%, 03/03/97..............................       P1             500         499,927
    7.95%, 03/27/97...............................       P1             465         467,315
  General Electric Capital Corp.,
    8.00%, 02/01/97...............................       P1           1,500       1,503,055
  General Motors Acceptance Corp.,
    7.75%, 02/20/97-04/15/97......................       P1             825         828,464
    7.85%, 03/05/97...............................       P1           1,150       1,154,153
    7.90%, 03/13/97...............................       P1             500         501,804

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Household Finance Corp.,
    5.67%, 08/11/97...............................       P2       $     475  $      475,495
  Norwest Corp.,
    7.70%, 11/15/97...............................       P1             500         508,485
  Pfizer, Inc.,
    6.50%, 02/01/97...............................       P3             500         500,280
                                                                             --------------
                                                                                 12,870,911
                                                                             --------------
REPURCHASE AGREEMENT -- 1.4%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................                   70,099      70,099,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS -- 4.1%
  (cost $204,409,679)......................................................     200,525,595
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT SALE -- 101.7%
  (cost $4,400,135,497; Note 6)............................................   4,981,429,094
                                                                             --------------
INVESTMENT SOLD SHORT -- (2.2%)
  United States Treasury Bond,
    6.75% 8/15/26
    (proceeds $113,630,151; Note 2).............................    108,775    (112,461,581)
                                                                             --------------
TOTAL INVESTMENTS, NET OF SHORT SALES -- 99.5%.............................   4,868,967,513

OTHER ASSETS IN EXCESS OF OTHER
    LIABILITIES -- 0.5%....................................................      27,955,174
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,896,922,687
                                                                             --------------








                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American Depository Receipt
    AG                  Aktiengesellschaft (West German Stock Company)
    B.A.                Bankers' Acceptances
    C.D.                Certificates of Deposit
    M.T.N.              Medium Term Note
    NR                  Not Rated
    PLC                 Public Limited Company (British Corporation)
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

(a)        Non-income producing security.

(b)        Indicates a variable rate security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                      B11

                      NOTES TO THE FINANCIAL STATEMENTS OF
                    THE CONSERVATIVE BALANCED PORTFOLIO AND
                         FLEXIBLE MANAGED PORTFOLIO OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1: GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only two Portfolios: Conservative Balanced Portfolio and Flexible Managed Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2: ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors. Short-term securities are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities -- at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

                                      B12

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Conservative Balanced Portfolio and Flexible Managed Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Certain Portfolios own shares of

                                      B13
real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective portfolios on the basis of relative net assets.

CUSTODY FEE CREDITS: The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Fund. Each Portfolio will declare and distribute dividends from net investment income and distributions from net realized gains, if any, twice a year. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the fiscal year ended December 31, 1996, the application of this statement increased (decreased) paid-in capital in excess of par (PC), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("G/L") by the following amounts:

                                                  PC            UNI          G/L
                                             -------------  -----------  -----------
Conservative Balanced Portfolio............  $(15,661,578)  $3,079,619   $12,581,959
Flexible Managed Portfolio.................   (31,413,181)   8,052,179    23,361,002

Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

                                      B14

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolios' average daily net assets:

                        FUND                            INVESTMENT ADVISORY FEE
                        ----                            -----------------------
Conservative Balanced Portfolio.....................             0.55%
Flexible Managed Portfolio..........................             0.60

The Prudential has agreed to refund to a Portfolio, the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1996.

PIC is an indirect, wholly-owned subsidiary of The Prudential.

NOTE 4: OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1996, Prudential Securities Incorporated, an indirect, wholly owned subsidiary of The Prudential, earned $703,293 in brokerage commissions from transactions executed on behalf of the Conservative Balanced Portfolio and the Flexible Managed Portfolio as follows:

                             FUND                                 COMMISSION
                             ----                                 ----------
Conservative Balanced Portfolio................................   $ 120,976
Flexible Managed Portfolio.....................................     582,317
                                                                  ---------
                                                                  $ 703,293

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The portfolios of the Series Fund may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $868,381,000 as of December 31, 1996. The Portfolios of the Series Fund with cash invested in the joint account had the following principal amounts and percentage participation in the account:

                                                       PRINCIPAL     PERCENTAGE
                                                        AMOUNT        INTEREST
                                                     -------------   -----------
Conservative Balanced Portfolio....................  $  22,692,000       2.61%
Flexible Managed Portfolio.........................     70,099,000       8.07
All other portfolios (currently not available to
 PRUvider).........................................    775,590,000      89.32
                                                     -------------     -------
                                                     $ 868,381,000     100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 6.75%, in the principal amount of $265,000,000, repurchase price $265,099,375, due 1/2/97. The value of the collateral including accrued interest was $270,501,866.

Goldman, Sachs & Co., Inc., 5.85%, in the principal amount of $73,381,000, repurchase price $73,404,849, due 1/2/97. The value of the collateral including accrued interest was $75,883,443.

Smith Barney, Inc., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,820,275.

UBS Securities Corp., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,302,336.

The weighted average interest rate of these repurchase agreements was 6.613%.

                                      B15

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchase and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1996 were as follows:

Cost of Purchases:

                                   CONSERVATIVE      FLEXIBLE
                                     BALANCED        MANAGED
                                  --------------  --------------
Debt Securities.................  $10,348,623,701 $7,818,989,849
Equity Securities...............  $  524,839,665  $2,661,774,273

Proceeds From Sales:

                                   CONSERVATIVE      FLEXIBLE
                                     BALANCED         MANAGED
                                  --------------  --------------
Debt Securities.................  $9,086,693,898  $7,188,296,334
Equity Securities...............  $  797,513,299  $2,656,626,154

The federal income tax basis and unrealized appreciation/depreciation of the Fund's investments as of December 31, 1996 were as follows:

                                   CONSERVATIVE      FLEXIBLE
                                     BALANCED        MANAGED
                                  --------------  --------------
Gross Unrealized Appreciation...  $  413,912,093   $  610,666,412
Gross Unrealized Depreciation...      67,562,846       36,056,964
Total Net Unrealized............     346,349,247      574,609,448
Tax Basis.......................   4,192,119,381    4,406,819,646

                                      B16

        FINANCIAL HIGHLIGHTS

                                                   CONSERVATIVE BALANCED
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  15.31   $  14.10  $  14.91  $  14.24  $  14.32
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.66       0.63      0.53      0.49      0.56
Net realized and unrealized gains
  (losses) on investments..........      1.24       1.78     (0.68)     1.23      0.41
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      1.90       2.41     (0.15)     1.72      0.97
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.66)     (0.64)    (0.51)    (0.47)    (0.54)
Distributions from net realized
  gains............................     (1.03)     (0.56)    (0.15)    (0.58)    (0.51)
                                     --------   --------  --------  --------  --------
    Total distributions............     (1.69)     (1.20)    (0.66)    (1.05)    (1.05)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  15.52   $  15.31  $  14.10  $  14.91  $  14.24
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     12.63%     17.27%    (0.97%)   12.20%     6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,478.8   $3,940.8  $3,501.1  $3,103.2  $2,114.0
Ratios to average net assets:
  Expenses.........................      0.59%      0.58%     0.61%     0.60%     0.62%
  Net investment income............      4.13%      4.19%     3.61%     3.22%     3.88%
Portfolio turnover rate............       295%       201%      125%       79%       62%
Average commission rate paid per
  share............................   $0.0554        N/A       N/A       N/A       N/A

                                                     FLEXIBLE MANAGED
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  17.86   $  15.50  $  16.96  $  16.01  $  16.29
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.57       0.56      0.47      0.57      0.58
Net realized and unrealized gains
  (losses) on investments..........      1.79       3.15     (1.02)     1.88      0.61
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      2.36       3.71     (0.55)     2.45      1.19
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.58)     (0.56)    (0.45)    (0.57)    (0.56)
Distributions from net realized
  gains............................     (1.85)     (0.79)    (0.46)    (0.93)    (0.91)
                                     --------   --------  --------  --------  --------
    Total distributions............     (2.43)     (1.35)    (0.91)    (1.50)    (1.47)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  17.79   $  17.86  $  15.50  $  16.96  $  16.01
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     13.64%     24.13%    (3.16%)   15.58%     7.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,896.9   $4,261.2  $3,481.5  $3,292.2  $2,435.6
Ratios to average net assets:
  Expenses.........................      0.64%      0.63%     0.66%     0.66%     0.67%
  Net investment income............      3.07%      3.30%     2.90%     3.30%     3.63%
Portfolio turnover rate............       233%       173%      124%       63%       59%
Average commission rate paid per
  share............................   $0.0563        N/A       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                      B17

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying Statements of Assets and Liabilities, including the Schedules of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of each of the Conservative Balanced and Flexible Managed Portfolios (collectively the "Portfolios"), two of the fifteen portfolios that comprise The Prudential Series Fund, Inc. at December 31, 1996, the results of each of their operations, the changes in each of their net assets, and each of their financial highlights for the year ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
February 14, 1997

                                      B18

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE PRUDENTIAL SERIES FUND, INC.:

We have audited the accompanying statements of changes in net assets of the Flexible Managed and Conservative Balanced Portfolios (two of the portfolios comprising The Prudential Series Fund, Inc.) for the year ended December 31, 1995, and the financial highlights contained in the prospectus for each of the years in the nine-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the changes in net assets and the financial highlights of each of the respective portfolios of The Prudential Series Fund, Inc. for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Parsippany, New Jersey
February 15, 1996

                                      B19

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER           W. SCOTT McDONALD, JR.,    E. MICHAEL CAULFIELD,
  CHAIRMAN,                  PhD.                       CEO,
  THE PRUDENTIAL SERIES      EXECUTIVE VICE             PRUDENTIAL INVESTMENTS
  FUND, INC.                 PRESIDENT,                 PRESIDENT, THE
                             FAIRLEIGH DICKINSON        PRUDENTIAL SERIES FUND,
                             UNIVERSITY                 INC.

          SAUL K. FENSTER, PhD.              JOSEPH WEBER, PhD.
            PRESIDENT, NEW JERSEY              VICE PRESIDENT,
            INSTITUTE OF TECHNOLOGY            INTERCLASS
                                               (INTERNATIONAL
                                               CORPORATE LEARNING)

                                TAX INFORMATION

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1996) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1996, the Fund paid dividends as follows:

                              ORDINARY DIVIDENDS

                                            SHORT-TERM    LONG-TERM      TOTAL
                                    INCOME CAPITAL GAINS CAPITAL GAINS DIVIDENDS
                                    ------ ------------- ------------- ---------
Conservative Balanced Portfolio      $0.661   $0.047       $0.980       $1.688
Flexible Managed Portfolio            0.577    0.218        1.631        2.426

                                      B20

PRUVIDER(SM)
VARIABLE APPRECIABLE LIFE(R)
INSURANCE CONTRACT




PRUDENTIAL

PRUCO LIFE INSURANCE COMPANY
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 437-4016, Extension 46

A Subsidiary of The Prudential Insurance Company of America

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1997

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

PRUVIDER
VARIABLE

APPRECIABLE

LIFE(R)___________________

INSURANCE CONTRACTS

PROVIDING FOR THE INVESTMENT
OF ASSETS IN THE
INVESTMENT PORTFOLIOS OF

THE PRUDENTIAL SERIES
FUND, INC.

The Pruco Life Insurance Company of New Jersey, a stock life insurance company that is an indirect wholly-owned subsidiary of the Prudential Insurance Company of America, offers a variable life insurance contract called the PRUVIDER Variable APPRECIABLE LIFE(R) Insurance Contract*. The Contract provides whole-life insurance protection. The death benefit varies daily with investment experience but will never be less than the "face amount" of insurance specified in the Contract. The Contract also generally provides a cash surrender value which also varies with investment experience. There is no guaranteed minimum cash surrender value.


The assets held for the purpose of paying benefits under these contracts can be invested in one or both of the two available subaccounts of the Pruco Life of New Jersey Variable Appreciable Account. The assets invested in each subaccount are in turn invested in a corresponding portfolio of The Prudential Series Fund, Inc., a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives to variable contract owners. Each portfolio is, for investment purposes, in effect a separate fund. The two available Series Fund portfolios are the CONSERVATIVE BALANCED PORTFOLIO and the FLEXIBLE MANAGED PORTFOLIO. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts of Pruco Life of New Jersey and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts issued by those companies.


The PRUVIDER Variable APPRECIABLE LIFE(R) Insurance Contract owner may also choose to invest in a fixed-rate option which is described in the prospectus of The Pruco Life of New Jersey Variable Appreciable Account.

                      ------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT DATED MAY 1, 1997, WHICH IS AVAILABLE WITHOUT CHARGE UPON WRITTEN REQUEST TO THE PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, 213 WASHINGTON STREET, NEWARK, NEW JERSEY 07102-2992 OR BY TELEPHONING (800) 437-4016, EXT. 46.


                      ------------------------------------

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                         Telephone: (800) 437-4016, Ext. 46

*PRUVIDER is a service mark of Prudential.
 APPRECIABLE LIFE is a registered mark of Prudential.
 SVAL-2SAI Ed 5-97
Catalog No. 64M087E

                       STATEMENT OF ADDITIONAL INFORMATION
                                    CONTENTS

                                                                                   PAGE
                                                                                   ----

MORE DETAILED INFORMATION ABOUT THE CONTRACT..........................................1
      SALES LOAD UPON SURRENDER.......................................................1
      REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS................1
      PAYING PREMIUMS BY PAYROLL DEDUCTION............................................1
      UNISEX PREMIUMS AND BENEFITS....................................................2
      HOW THE DEATH BENEFIT WILL VARY.................................................2
      WITHDRAWAL OF EXCESS CASH SURRENDER VALUE.......................................2
      TAX TREATMENT OF CONTRACT BENEFITS..............................................3
            TREATMENT AS LIFE INSURANCE...............................................3
            PRE-DEATH DISTRIBUTIONS...................................................3
            WITHHOLDING...............................................................4
            OTHER TAX CONSIDERATIONS..................................................4
      SALE OF THE CONTRACT AND SALES COMMISSIONS......................................5
      RIDERS..........................................................................5
      OTHER STANDARD CONTRACT PROVISIONS..............................................5
            BENEFICIARY...............................................................5
            INCONTESTABILITY..........................................................5
            MISSTATEMENT OF AGE OR SEX................................................5
            SUICIDE EXCLUSION.........................................................5
            ASSIGNMENT................................................................5
            SETTLEMENT OPTIONS........................................................6

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS..................................6
      GENERAL.........................................................................6
      CONVERTIBLE SECURITIES..........................................................6
      LOAN PARTICIPATIONS.............................................................6
      WARRANTS........................................................................6
      OPTIONS AND FUTURES.............................................................7
      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES....................................13
      SHORT SALES....................................................................13
      SHORT SALES AGAINST THE BOX....................................................13
      INTEREST RATE SWAPS............................................................14
      LOANS OF PORTFOLIO SECURITIES..................................................14
      ILLIQUID SECURITIES............................................................14
      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS....................................15

INVESTMENT RESTRICTIONS..............................................................16

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES......................................18

PORTFOLIO TRANSACTIONS AND BROKERAGE.................................................19

DETERMINATION OF NET ASSET VALUE.....................................................21

SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST..................22

DEBT RATINGS.........................................................................24

POSSIBLE REPLACEMENT OF THE SERIES FUND..............................................25

OTHER INFORMATION CONCERNING THE SERIES FUND.........................................26
      INCORPORATION AND AUTHORIZED STOCK.............................................26
      DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................26
      CUSTODIANS, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT......................26
      EXPERTS........................................................................26
      LICENSE........................................................................27

DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY AND MANAGEMENT OF THE SERIES FUND.28

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC. ........................... A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE  OF INVESTMENTS........................... B1

                  MORE DETAILED INFORMATION ABOUT THE CONTRACT

SALES LOAD UPON SURRENDER


A contingent deferred sales load is assessed if the Contract lapses or is surrendered during the first 10 Contract years. No such charge is applicable to the death benefit, no matter when that may become payable. Subject to the additional limitations described below, for Contracts that lapse or are surrendered during the first 5 Contract years the charge will be equal to 50% of the first year's primary annual premium. In the next 5 Contract years that percentage is reduced uniformly on a daily basis until it reaches zero on the tenth Contract anniversary. Thus, for Contracts surrendered at the end of the sixth year, the maximum deferred sales charge will be 40% of the first year's primary annual premium, for Contracts surrendered at the end of year 7, the maximum deferred sales charge will be 30% of the first year's primary annual premium, and so forth. We are currently allowing partial surrenders of the Contract, but we reserve the right to cancel this administrative practice. If the Contract is partially surrendered during the first 10 years, a proportionate amount of the charge will be deducted from the Contract Fund. Surrender of all or part of the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3.


The contingent deferred sales load is also subject to a further limit at older issue ages (approximately above age 61) in order to comply with certain requirements of state law. Specifically, the contingent deferred sales load for such insureds is no more than $32.50 per $1,000 of face amount.

The sales load is subject to a further important limitation that may, particularly for Contracts that lapse or are surrendered within the first 5 or 6 years, result in a lower contingent deferred sales load than that described above. (This limitation might also, under unusual circumstances, apply to reduce the monthly sales load deductions described in the prospectus in item (a) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.)

The limitation is based on a Guideline Annual Premium ("GAP") that is associated with every Contract. The GAP is an amount determined actuarially in accordance with a definition set forth in a regulation of the Securities and Exchange Commission ("SEC"). The maximum aggregate sales load that Pruco Life of New Jersey will charge (that is, the sum of the monthly sales load deduction and the contingent deferred sales charge) will not be more than 30% of the premiums actually paid until those premiums total one GAP plus no more than 9% of the next premiums paid until total premiums are equal to 5 GAPS, plus no more than 6% of all subsequent premiums. If the sales charges described above would at any time exceed this maximum amount then the charge, to the extent of any excess, will not be made.

REDUCTION OF CHARGES FOR CONCURRENT SALES TO SEVERAL INDIVIDUALS

Pruco Life of New Jersey may reduce the sales charges and/or other charges on individual Contracts sold to members of a class of associated individuals, or to a trustee, employer or other entity representing such a class, where it is expected that such multiple sales will result in savings of sales or administrative expenses. Pruco Life of New Jersey determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors: (1) the number of individuals; (2) the total amount of premium payments expected to be received from these Contracts;
(3) the nature of the association between these individuals, and the expected persistency of the individual Contracts; (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which Pruco Life of New Jersey believes to be relevant in determining whether reduced sales or administrative expenses may be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified by Pruco Life of New Jersey on a uniform basis. Pruco Life of New Jersey's reductions in charges for these sales will not be unfairly discriminatory to the interests of any individual Contract owners.

PAYING PREMIUMS BY PAYROLL DEDUCTION

In addition to the annual, semi-annual, quarterly and monthly premium payment modes, a payroll budget method of paying premiums may also be available under certain Contracts. The employer generally deducts the necessary amounts from employee paychecks and sends premium payments to Pruco Life of New Jersey monthly. Any Pruco Life of New Jersey representative authorized to sell this Contract can provide further details concerning the payroll budget method of paying premiums.

UNISEX PREMIUMS AND BENEFITS

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits under Contracts issued on males and females of the same age will generally differ. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on a blended unisex rate whether the insured is male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisors to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Pruco Life of New Jersey may offer the Contract with unisex mortality rates to such prospective purchasers.

HOW THE DEATH BENEFIT WILL VARY

The death benefit will vary with investment experience. Assuming no withdrawals, the death benefit will be equal to the face amount of insurance plus the amount (if any) by which the Contract Fund value exceeds the applicable "Tabular Contract Fund value" for the Contract (subject to an exception described below under which the death benefit is higher). Each Contract contains a table that sets forth the Tabular Contract Fund value as of the end of each of the first 20 years of the Contract. Tabular Contract Fund values between Contract anniversaries are determined by interpolation. The "Tabular Contract Fund value" for each Contract year is an amount that is slightly less than the Contract Fund value that would result as of the end of such year if only scheduled premiums were paid, they were paid when due, the selected investment options earned a net return at a uniform rate of 4% per year, full mortality charges based upon the 1980 CSO Table were deducted, maximum sales load and expense charges were deducted, and there was no Contract debt.

Thus, for a Contract with no withdrawals, the death benefit will equal the face amount if the Contract Fund equals the Tabular Contract Fund value. If, due to investment results greater than a net return of 4%, or to payment of greater than scheduled premiums, or to smaller than maximum charges, the Contract Fund value is a given amount greater than the Tabular Contract Fund value, the death benefit will be the face amount plus that excess amount. If, due to investment results less favorable than a net return of 4%, the Contract Fund value is less than the tabular Contract Fund value, the death benefit will not fall below the initial face amount stated in the Contract; however, this unfavorable investment experience must first be offset by favorable performance or additional payments that bring the Contract Fund up to the tabular level before favorable investment results or additional payments will increase the death benefit. Again, the death benefit will reflect a deduction for the amount of any Contract debt. See CONTRACT LOANS in the prospectus.

The Contract Fund could grow to the point where it is necessary to increase the death benefit by a greater amount in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance. Thus, the death benefit will always be the greatest of (1) the face amount plus the Contract Fund minus the tabular Contract Fund value; (2) the guaranteed minimum death benefit; and (3) the Contract Fund times the attained age factor that applies.

WITHDRAWAL OF EXCESS CASH SURRENDER VALUE

Under certain circumstances, a Contract owner may withdraw a portion of the Contract's cash surrender value without surrendering the Contract in whole or in part. The amount that a Contract owner may withdraw is limited by the requirement that the Contract Fund after withdrawal must not be less than the Tabular Contract Fund value. (A Table of Tabular Contract Fund Values is included in the Contract; the values increase with each year the Contract remains in force.) But because the Contract Fund may be made up in part by an outstanding Contract loan, there is a further limitation that the amount withdrawn may not be larger than an amount sufficient to reduce the cash surrender value to zero. The amount withdrawn must be at least $200. An owner may make no more than four such withdrawals in each Contract year, and there is a $15 administrative processing fee for each withdrawal. An amount withdrawn may not be repaid except as a scheduled or unscheduled premium subject to the applicable charges. Upon request, Pruco Life of New Jersey will tell a Contract owner how much he or she may withdraw. Withdrawal of part of the cash surrender value may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. A temporary need for funds may also be met by making a loan and you should consult your Pruco Life of New Jersey representative about how best to meet your needs.

When a withdrawal is made, the cash surrender value and Contract Fund value are reduced by the amount of the withdrawal, and the death benefit is accordingly reduced. Neither the face amount of insurance nor the amount of scheduled premiums will be changed due to a withdrawal of excess cash surrender value. No surrender charges will be assessed upon a withdrawal.

Withdrawal of part of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide for benefits under the Contract. If such a withdrawal is followed by unfavorable investment experience, the Contract may lapse even if scheduled premiums continue to be paid when due. This is because, for purposes of determining whether a lapse has occurred, Pruco Life of New Jersey treats withdrawals as a return of premium.

TAX TREATMENT OF CONTRACT BENEFITS

Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life of New Jersey believes the tax laws apply in the most commonly occurring circumstances. There is no guarantee, however, that the current federal income tax laws and regulations or interpretations will not change.

TREATMENT AS LIFE INSURANCE. The Contract will be treated as "life insurance" as long as it satisfies certain definitional tests set forth in Section 7702 of the Internal Revenue Code (the "Code") and as long as the underlying investments for the Contract satisfy diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h) of the Code.

These diversification requirements must ordinarily be met within 1 year after Contract owner funds are first allocated to the particular portfolio of the Series Fund, and within 30 days after the end of each calendar quarter thereafter. Each portfolio must meet one of two alternative tests. Under the first test, no more than 55% of the portfolio's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the portfolio must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the portfolio's assets can be invested in cash, cash items, Government securities, and securities of other regulated investment companies.

For purposes of determining whether a variable account is adequately diversified, each United States Government agency or instrumentality is treated as a separate issuer. Compliance with diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States Government agency or instrumentality.


Pruco Life of New Jersey believes that it has taken adequate steps to cause the Contract to be treated as life insurance for tax purposes. This means that: (1) except as noted below, the Contract owner should not be taxed on any part of the Contract Fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and (2) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code.

However, Section 7702 of the Code, which defines life insurance for tax purposes, gives the Secretary of the Treasury authority to prescribe regulations to carry out the purposes of the Section. In this regard, proposed regulations governing mortality charges were issued in 1991 and proposed regulations relating to the definition of life insurance were issued in 1992. None of these proposed regulations has yet been finalized. Additional regulations under
Section 7702 may also be promulgated in the future. Moreover, in connection with the issuance of temporary regulations under Section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or rulings under Section 817(d) relating to the definition of a variable contract.

Pruco Life of New Jersey intends to comply with final regulations issued under sections 7702 and 817. Therefore, it reserves the right to make such changes as it deems necessary to assure that the Contract continues to qualify as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made only after advance written notice to affected Contract owners.

PRE-DEATH DISTRIBUTIONS. The taxation of pre-death distributions depends on whether the Contract is classified as a Modified Endowment Contract. The following discussion first deals with distributions under Contracts not so classified, and then with Modified Endowment Contracts.

1. A surrender or lapse of the Contract may have tax consequences. Upon surrender, the owner will not be taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any unpaid Contract debt will, upon surrender or lapse, be added to the cash surrender value and treated, for this purpose, as if it had been received. Any loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

      A withdrawal generally is not taxable unless it exceeds total premiums paid to the date of withdrawal less the untaxed portion of any prior withdrawals. However, under certain limited circumstances, in the first 15 Contract years all or a portion of a withdrawal may be taxable if the Contract Fund exceeds the total premiums paid less the untaxed portion of any prior withdrawals, even if total withdrawals do not exceed total premiums paid to date.

      Extra premiums for optional benefits and riders generally do not count in computing gross premiums paid, which in turn determines the extent to which a withdrawal might be taxed.

      Loans received under the Contract will ordinarily be treated as indebtedness of the owner and will not be considered to be distributions subject to tax.

2. Some of the above rules are changed if the Contract is classified as a Modified Endowment Contract under section 7702A of the Code. A Contract may be classified as a Modified Endowment Contract under various circumstances. For example, low face amount Contracts issued on younger insureds may be classified as a Modified Endowment Contract even though the Contract owner pays only the Scheduled Premiums or even less than the Scheduled Premiums. Before purchasing such a Contract, you should understand the tax treatment of pre-death distributions and consider the purpose for which the Contract is being purchased. More generally, a Contract may be classified as a Modified Endowment Contract if premiums in excess of Scheduled Premiums are paid or a decrease in the face amount of insurance is made (or a rider removed) during the first 7 Contract years. Moreover, the addition of a rider after the Contract date may have an impact on the Contract's status as a Modified Endowment Contract. Contract owners contemplating any of these steps should first consult a qualified tax advisor and their Pruco Life of New Jersey representative.


      If the Contract is classified as a Modified Endowment Contract, then pre-death distributions, including loans and withdrawals, are includible in income to the extent that the Contract fund prior to surrender charges exceeds the gross premiums paid for the Contract increased by the amount of any loans previously includible in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. These rules may also apply to pre-death distributions, including loans, made during the 2 year period prior to the Contract becoming a Modified Endowment Contract.

      In addition, pre-death distributions from such Contracts (including full surrenders) will be subject to a penalty of 10 percent of the amount includible in income unless the amount is distributed on or after age 59 1/2, on account of the taxpayer's disability, or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by nonnatural persons such as corporations.

      Under certain circumstances, Modified Endowment Contracts issued during any calendar year will be treated as a single contract for purposes of applying the above rules.

WITHHOLDING. The taxable portions of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes be withheld or in certain other circumstances. Contract owners who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. All recipients of such amounts may be subject to penalties under the estimated tax rules if withholding and estimated tax payments are not sufficient.

OTHER TAX CONSIDERATIONS. Transfer of the Contract to a new owner or assignment of the Contract may have tax consequences depending on the circumstances. In the case of a transfer of the Contract for a valuable consideration, the death benefit may be subject to federal income taxes under section 101(a)(2) of the Code. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 37 1/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under Section 2601 of the Code.

In certain circumstances, deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied under section 163 of the Code as personal interest or under section 264 of the Code. Contract owners should consult a tax advisor regarding the application of these provisions to their circumstances.


Business-owned life insurance is subject to additional rules. Section 264(a)(1) of the Code generally precludes business Contract owners from deducting premium payments. The recently enacted Health Insurance Portability and Accountability Act of 1996 generally disallows tax deductions for interest on Contract debt on a business-owned insurance policy effective (with certain transitional rules) for interest paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on such loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The Code also imposes an indirect tax upon additions to the Contract fund or the receipt of death benefits under business-owned life insurance policies under certain circumstances by way of the corporate alternative minimum tax.


The individual situation of each Contract owner or beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the owner or insured dies.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 213 Washington Street, Newark, New Jersey 07102-2992. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. Where the insured is less than 60 years of age, the representative will generally receive a commission of no more than 50% of the scheduled premiums for the first year, no more than 6% of the scheduled premiums for the second through tenth years, and no more than 2% of the scheduled premiums thereafter. For insureds over 59 years of age, the commission will be lower. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives with less than 3 years of service may be paid on a different basis.

Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life of New Jersey expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life of New Jersey's surplus, which may include amounts derived from the mortality and expense risk charge and the guaranteed minimum death benefit risk charge described in the prospectus under DAILY DEDUCTION FROM THE CONTRACT FUND and item (d) under MONTHLY DEDUCTIONS FROM CONTRACT FUND.

RIDERS

The Contract owner may be able to obtain extra fixed benefits which may require an additional premium. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges for the riders will be deducted from the Contract Fund on each Monthly date. One rider pays an additional amount if the insured dies in an accident. Another waives certain premiums if the insured is disabled within the meaning of the provision (or, in the case of a Contract issued on an insured under the age of 15, if the applicant dies or becomes disabled within the meaning of the provision). Others pay an additional amount if the insured dies within a stated number of years after issue; similar benefits may be available if the insured's child should die. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account. Certain restrictions may apply; they are clearly described in the applicable rider.

Any Pruco Life of New Jersey representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life of New Jersey upon written request.

OTHER STANDARD CONTRACT PROVISIONS

BENEFICIARY. The beneficiary is designated and named in the application by the Contract owner. Thereafter, the owner may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

INCONTESTABILITY. After the Contract has been in force during the insured's lifetime for 2 years from the Contract date or, with respect to any change in the Contract that requires Pruco Life of New Jersey's approval and could increase its liability, after the change has been in effect during the insured's lifetime for 2 years from the effective date of the change, Pruco Life of New Jersey will not contest its liability under the Contract in accordance with its terms.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life of New Jersey will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SUICIDE EXCLUSION. Generally, if the insured, whether sane or insane, dies by suicide within 2 years from the Contract date, Pruco Life of New Jersey will pay no more under the Contract than the sum of the premiums paid.

ASSIGNMENT. This Contract may not be assigned if such assignment would violate any federal, state, or local law or regulation. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life of New Jersey's consent. Pruco Life of New Jersey assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at one of its Home Offices.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain these options upon request.

                     INVESTMENT OBJECTIVES AND POLICIES OF
                                 THE PORTFOLIOS

GENERAL

The Prudential Series Fund, Inc. (the "Series Fund") has fifteen separate portfolios, two of which, the Conservative Balanced Portfolio and the Flexible Managed Portfolio, are available to PRUVIDER Contract owners. The portfolios are managed by The Prudential Insurance Company of America ("Prudential"), see INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 18.

Each of the portfolios seeks to achieve a different investment objective. Accordingly, each portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Series Fund's portfolios that are available to PRUVIDER Contract owners can be found under INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the prospectus.

CONVERTIBLE SECURITIES

The Conservative Balanced and Flexible Managed Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS

The Conservative Balanced and Flexible Managed Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"). The portfolios may invest in such Loans generally in the form of participations in Loans ("Participations"). Participations typically will result in the Series Fund having a contractual relationship only with the Lender, not with the borrower. The Series Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.


WARRANTS

The Conservative Balanced and Flexible Managed Portfolios may invest in warrants on common stocks. Warrants are options to buy a number of shares of stock at a predetermined price during a specified period. The risk associated with the purchase of a warrant is that the purchase price will be lost if the market price of the stock does not reach a level that justifies the exercise or sale of the warrant before it expires.

OPTIONS AND FUTURES

OPTIONS ON EQUITY SECURITIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on equity securities that are traded on securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security at the exercise price upon exercise by the holder of the put.

A portfolio will write only "covered" options on stocks. A call option is covered if: (1) the portfolio owns the security underlying the option; or (2) the portfolio has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or (3) the portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian. A put option is covered if: (1) the portfolio deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) the portfolio holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by the portfolio in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian.

The Conservative Balanced and Flexible Managed Portfolios may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value). In exchange for the premium paid for the put option, the portfolio acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on debt securities and stock indices, as described below under OPTIONS ON DEBT SECURITIES, page 8 and OPTIONS ON STOCK INDICES, page 9.

The portfolios may purchase call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks. These portfolios may also purchase putable and callable equity securities, which are securities coupled with a put or a call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an exchange-traded option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. A portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the portfolio. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

A portfolio's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the portfolio's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, which might cause an exchange to institute special procedures that might interfere with the timely execution of customers' orders.

The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. While the portfolios will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Series Fund enters into OTC option transactions under the general supervision of the Series Fund's Board of Directors.

OPTIONS ON DEBT SECURITIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on U.S. securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("over-the-counter" or "OTC" options). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A portfolio will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, the portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a portfolio to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of Prudential, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.


The portfolios may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the portfolio will also segregate or deposit for the benefit of the portfolio's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is "in the money." It is contemplated that each portfolio's use of straddles will be limited to 5% of the portfolio's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the portfolio's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

The portfolios may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts are described above in OPTIONS ON EQUITY SECURITIES, page 7. A portfolio may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. A portfolio may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which the portfolio purchases a put option on an underlying security it owns.

The portfolios may also purchase call options on debt securities for hedging or investment purposes. No portfolio currently intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities. A portfolio may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" or a "closing sale transaction" in a manner similar to that discussed above in connection with options on equity securities.

The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid for purposes of a portfolio's 15% limitation on investment in illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the portfolio sells OTC options only to qualified dealers who agree that the portfolio may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The use of debt options is subject to the same risks described above in connection with stock options.

OPTIONS ON STOCK INDICES. The Conservative Balanced and Flexible Managed Portfolios may purchase and sell put and call options on stock indices traded on securities exchanges or listed on NASDAQ or that result from privately negotiated transactions with broker-dealers ("OTC options"). Options on stock indices are similar to options on stock except that rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per Contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

The portfolios may purchase put and call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A portfolio may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

A portfolio will write only "covered" options on stock indices. A call option is covered if the portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a portfolio writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, cash equivalents or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a portfolio writes a call on an index which is in-the-money at the time the call is written, the portfolio will segregate with its custodian or pledge to the broker as collateral, cash, U.S. Government or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a securities exchange or NASDAQ against which the portfolio has not written a stock call option and which has not been hedged by the portfolio by the sale of stock index futures. However, if the portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put option is covered if: (1) the portfolio holds in a segregated account cash, Treasury bills or other high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or
(2) the portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the portfolio in cash, Treasury bills or other liquid unencumbered assets in a segregated account with its custodian. In instances involving the purchase of futures contracts by a portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.

The purchase and sale of options on stock indices will be subject to the risks described above under OPTIONS ON EQUITY SECURITIES, page 7. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the portfolio. It is the policy of the portfolios to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A portfolio will not purchase or sell any index option contract unless and until, in its manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are certain special risks associated with writing calls on stock indices. Because exercises of index options are settled in cash, a call writer such as a portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The portfolios, however, will follow the "cover" procedures described above.

Price movements in a portfolio's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a portfolio bears the risk that the price of the securities held by the portfolio may not increase as much as the index. In such event, the portfolio would bear a loss on the call which is not completely offset by movement in the price of the portfolio's equity securities. It is also possible that the index may rise when the portfolio's securities do not rise in value. If this occurred, the portfolio would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a portfolio has written a call, there is also a risk that the market may decline between the time the portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of the exercise, and the time the portfolio is able to sell stocks in its portfolio. As with stock options, a portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the portfolio would be able to deliver the underlying securities in settlement, the portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options. For example, even if an index call which a portfolio has written is "covered" by an index call held by the portfolio with the same strike price, the portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the portfolio exercises the call it holds or the time the portfolio sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indices. If a portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON FOREIGN CURRENCIES. The Conservative Balanced and Flexible Managed Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts (see FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, page 15) and futures contracts on foreign currencies (discussed under FUTURES CONTRACTS, page 11) will be employed. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A portfolio may purchase and write options to hedge the portfolio's securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the portfolio's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a portfolio may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the portfolio's securities. Alternatively, a portfolio may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A portfolio's successful use of currency exchange options on foreign currencies depends upon the manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the portfolio net income would be less than if the portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the portfolio to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FUTURES CONTRACTS. The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, attempt to reduce the risk of investment in equity securities by hedging a portion of their equity portfolios through the use of stock index futures contracts. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell for hedging purpose futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or interest rate indices (referred to collectively as "interest rate futures contracts").

The Conservative Balanced and Flexible Managed Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on foreign currencies or groups of foreign currencies for hedging purposes.

When the futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated custodial account) approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the futures commission merchant, called the "variation margin," will be made on a daily basis as the underlying security, index or rate fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market." The Board of Directors currently intends to limit futures trading for hedging purposes so that a portfolio will not enter into futures contracts or related options if the aggregate initial margins and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options.

In addition, as permitted by applicable regulations, the Conservative Balanced and Flexible Managed Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to adjust the portfolio's asset mix. For example, if the investment manager expects bonds to outperform stocks, it may purchase interest rate futures contracts rather than actually selling stocks and buying bonds. Neither portfolio will enter into futures contracts or related options for this purpose if the aggregate initial margins and premiums for futures and options for this purpose exceed 5% of the fair market of that portfolio's assets, taking into account unrealized profits and unrealized losses on any such futures and options.

A portfolio's successful use of futures contracts depends upon the investment manager's ability to predict the direction of the relevant market. The correlation between movement in the price of the futures contract and the price of the securities or currencies being hedged is imperfect. The ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time.

There are several additional risks associated with a portfolio's use of futures contracts for hedging purposes. One such risk arises because of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indices, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in historical volatility, a portfolio could purchase or sell future contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. In addition, temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. Further, each portfolio's successful use of futures contracts is to some extent dependent on the ability of the portfolio manager to predict correctly movements in the direction of the market, interest rates and/or currency exchange rates.

In addition, the hours of trading of futures contracts may not conform to the hours during which the portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

OPTIONS ON FUTURES CONTRACTS. To the extent permitted by applicable insurance law and federal regulations, the Conservative Balanced and Flexible Managed Portfolios may enter into certain transactions involving options on stock index futures contracts, options on interest rate futures contracts, and options on foreign currency futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, the Conservative Balanced and Flexible Managed Portfolios may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. The portfolios will limit such purchases to those in which the date for delivery and payment falls within 120 days of the date of the commitment. A portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. A portfolio's custodian will maintain, in a separate account, cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than such commitments. If a portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

In addition, the short-term portions of the portfolios may purchase money market securities on a when-issued or delayed delivery basis on the terms set forth under item 6 in SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22.

SHORT SALES


The Conservative Balanced and Flexible Managed Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). To complete such a transaction, the portfolio will borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security the portfolio may be required to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the portfolio replaces the borrowed security, it will (a) maintain in a segregated account cash, U.S. Government or other liquid unencumbered assets securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale. No more than 25% of any portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales.


SHORT SALES AGAINST THE BOX

The portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.

INTEREST RATE SWAPS

The fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps to increase or decrease a portfolio's exposure to long- or short-term interest rates. No portfolio currently intends to invest more than 5% of its net assets at any one time in interest rate swaps.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a portfolio's exposure to long- or short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

LOANS OF PORTFOLIO SECURITIES

The portfolios may from time to time lend the securities they hold to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The portfolio will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

No portfolio will lend securities to broker-dealers affiliated with Prudential, including Prudential Securities Incorporated. This will not affect a portfolio's ability to maximize its securities lending opportunities.

ILLIQUID SECURITIES

The portfolios may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the portfolio has valued them. Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements with a maturity of greater than seven days are considered illiquid.

The portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposed of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the adviser must determine that the security is of equivalent quality; and (3) the adviser must consider the trading market for the specific security, taking into account all relevant factors. The adviser will continue to monitor the liquidity of any Rule 144A security or any Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To the extent permitted by applicable insurance law, the Conservative Balanced and Flexible Managed Portfolios may purchase securities denominated in foreign currencies. To address the currency fluctuation risk that such investments entail, these portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the portfolios will thereby be served.

The portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedge currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

                                INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

Neither of the portfolios available to PRUVIDER Contract owners will:


 1. Buy or sell real estate and mortgages, although the portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Conservative Balanced and Flexible Managed Portfolios may purchase and sell stock index futures contracts and related options, purchase and sell interest rate futures contracts and related options, and purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.


 2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

 3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

 4. Make short sales of securities or maintain a short position, except that the Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.


5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the money market portion of any portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Conservative Balanced and Flexible Managed Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Series Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no.1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of options on debt securities, equity securities, stock indices and foreign currencies by the Conservative Balanced and Flexible Managed Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements entered into by the Conservative Balanced and Flexible Managed Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

 6. Enter into reverse repurchase agreements if, as a result, the portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may enter into reverse repurchase agreements and dollar rolls provided that the portfolio's obligations with respect to those instruments do not exceed 30% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

 7. Pledge or mortgage assets, except that no more than 10% of the value of any portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

 8. Lend money, except that loans of up to 10% of the value of each portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a portfolio in accordance with its investment objectives and policies.

 9. Underwrite the securities of other issuers, except where the Series Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that a portfolio may make pursuant to item 8 above.

10. Make an investment unless, when considering all its other investments, 75% of the value of a portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Series Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

11. Purchase securities of a company in any industry if, as a result of the purchase, a portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the SEC). This restriction shall not apply to mortgage-backed securities, collateralized mortgage obligations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

12. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

The investments of the various portfolios are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each portfolio will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

 2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

 3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

 4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Series Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the portfolio.

Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios. For example, the Series Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries described in item 2 of SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22. In addition, the Series Fund adheres to additional restrictions relating to such practices as the lending of securities, borrowing, and the purchase of put and call options, futures contracts, and derivative instruments on securities to comply with investment guidelines issued by the California Department of Insurance.

Current federal income tax laws require that the assets of each portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Series Fund and not the Contract owners, are considered the owners of assets held in the Account for federal income tax purposes. See TAX TREATMENT OF CONTRACT BENEFITS, page 3. Prudential intends to maintain the assets of each portfolio pursuant to those diversification requirements.

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES

The Series Fund and Prudential have entered into an Investment Advisory Agreement under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. As noted in the prospectus, Prudential has also entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under the Investment Advisory Agreement.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.

The investment management fee for the Conservative Balanced Portfolio is equal to an annual rate of 0.55% of the average daily net assets of each of the portfolios. For the Flexible Managed Portfolio, the fee is equal to an annual rate of 0.6% of the average daily net assets of the portfolio.

The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Series Fund, other than investor services and any daily Series Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Series Fund who are affiliated persons of Prudential or any subsidiary of Prudential.

Each portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective portfolios. Expenses that will be borne directly by the portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the Custodian and Transfer Agent, and other expenses attributable to a particular portfolio. Expenses that will be allocated among all portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, Securities and Exchange Commission fees, accounting costs, the fees and expenses of directors of the Series Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Series Fund. If the Series Fund is sued, litigation costs may be directly applicable to one or more portfolios or allocated on the basis of the size of the respective portfolios, depending upon the nature of the lawsuit. The Series Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to the Conservative Balanced and Flexible Managed Portfolios the portion of the investment management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses of that portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the portfolio's average daily net assets.

The Investment Advisory Agreement with Prudential was most recently approved by the Series Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on February 12, 1997 with respect to the Conservative Balanced and Flexible Managed Portfolios. The Investment Advisory Agreement was most recently approved by shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to the Conservative Balanced and Flexible Managed Portfolios. The Agreement will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Series Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each portfolio. The required shareholder approval of the Agreement shall be effective with respect to any portfolio if a majority of the voting shares of that portfolio vote to approve the Agreement, even if the Agreement is not approved by a majority of the voting shares of any other portfolio or by a majority of the voting shares of the entire Series Fund. The Agreement provides that it may not be assigned by Prudential and that it may be terminated upon 60 days' notice by the Series Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreement upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Series Fund at their 1989 annual meeting with respect to the Conservative Balanced and Flexible Managed Portfolios. The Service Agreement between Prudential and PIC will continue in effect as to the Series Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Series Fund. The Service Agreement may be terminated by either party upon not less than 30 days' prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Series Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Series Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment advisory services.

Prudential also serves as the investment advisor to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment advisor, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investor advisor have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential is responsible for decisions to buy and sell securities, options on securities and indices, and futures and related options for the Series Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Brokerdealers may receive brokerage commissions on Series Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential.

Bonds, including convertible bonds, and equity securities traded in the over-the-counter market are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Series Fund will not deal with Prudential Securities Incorporated in any transaction in which Prudential Securities Incorporated acts as principal. Thus, it will not deal with Prudential Securities Incorporated if execution involves Prudential Securities Incorporated's acting as principal with respect to any part of the Series Fund's order. Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities Incorporated, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the Securities and Exchange Commission. This limitation, in the opinion of the Series Fund, will not significantly affect the portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Series Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities of the Series Fund, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Series Fund, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Series Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Series Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than Prudential Securities Incorporated, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Series Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Series Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, Prudential Securities Incorporated may act as a securities broker or futures commission merchant for the Series Fund. In order for Prudential Securities Incorporated to effect any portfolio transactions for the Series Fund, the commissions received by Prudential Securities Incorporated must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transac tions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities Incorporated to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Series Fund, including a majority of the noninterested directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities Incorporated are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, Prudential Securities Incorporated may not retain compensation for effecting transactions on a securities exchange for the Series Fund unless the Series Fund has expressly authorized the retention of such compensation in a written contract executed by the Series Fund and Prudential Securities Incorporated. Rule 11a2-2(T) provides that Prudential Securities Incorporated must furnish to the Series Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities Incorporated from transactions effected for the Series Fund during the applicable period. Brokerage and futures transactions with Prudential Securities Incorporated are also subject to such fiduciary standards as may be imposed by applicable law.


For the years 1996, 1995, and 1994, the Series Fund paid a total of $12,197,982, $11,607,197, and $11,579,886, respectively, in brokerage commissions for all portfolios. Of those amounts, $961,524, $899,739, and $560,155, for 1996, 1995, and 1994, respectively, was paid out to Prudential Securities Incorporated. For 1996, the commissions paid to this affiliated broker constituted 7.9% of the total commissions paid by the Series Fund for that year. Transactions through this affiliated broker accounted for 7.9% of the aggregate dollar amount of transactions for all of the portfolios of the Series Fund involving the payment of commissions.

                        DETERMINATION OF NET ASSET VALUE

Shares in the Series Fund are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolios, only to separate accounts to fund benefits payable under the Contracts described in the variable life insurance and variable annuity prospectuses. The Series Fund may at some later date also offer its shares to other separate accounts of Prudential or other insurers. Prudential acts as principal underwriter to the Series Fund. As such, Prudential receives no underwriting compensation from the Series Fund.

As noted in the prospectus, the net asset value of the shares of each portfolio is determined once daily on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event the New York Stock Exchange closes early on any business day, the net asset value of each portfolio shall be determined at a time between such closing and 4:15 p.m. New York City time.


In determining the net asset value of any intermediate or long-term fixed income securities of the Conservative Balanced and Flexible Managed Portfolios (other than debt obligations with remaining maturities 12 months or less, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

All short-term debt obligations in the money market portions of the Conservative Balanced and Flexible Managed Portfolios of 12 months remaining maturity or less are valued on an amortized cost basis in accordance with an order obtained from the Securities and Exchange Commission. This means that each obligation will be valued initially at its purchase price and thereafter by amortizing any discount or premium uniformly to maturity, regardless of the impact of fluctuating interest rates on the market value of the obligation. This highly practical method of valuation is in widespread use and almost always results in a value that is extremely close to the actual market value. In order to continue to utilize the amortized cost method of valuation, the money market portions of the Conservative Balanced and Flexible Managed Portfolios may not purchase any security with a remaining maturity of more than 12 months and must maintain a dollar-weighted average portfolio maturity of 120 days or less. In the event of sizeable changes in interest rates, however, the value determined by this method may be higher or lower than the price that would be received if the obligation were sold. The Series Fund's Board of Directors has established procedures to monitor whether any material deviation occurs and, if so, will promptly consider what action, if any, should be initiated to prevent unfair results to Contract owners. The short-term portion of these portfolios may be invested only in high quality instruments, as described in SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY INVEST, page 22.

The net asset value of the common stocks and convertible debt securities of the portfolios will be determined in the following manner. Any security for which the primary market is on an exchange is generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Corporate bonds (other than convertible debt securities) are valued on the same basis as intermediate or long-term fixed income securities, as described above. Short-term debt instruments which mature in less than 60 days are valued at amortized cost. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents.


With respect to all the portfolios which utilize such investments, options on stock and stock indices traded on national securities exchanges are valued at the average of the bid and asked prices as of the close of the respective exchange (which is currently 4:10 p.m. New York City time). Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchanges or board of trade (which is currently 4:15 p.m. New York City time) or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by Prudential under the direction of the Board of Directors of the Series Fund.

                 SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
                              MAY CURRENTLY INVEST*

The Money Market Portfolio, and the other portfolios to the extent their investment policies so provide, may invest in the following liquid, short-term, debt securities regularly bought and sold by financial institutions:

1. U.S. Treasury Bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees or to the backing solely of the issuing instrumentality itself. Securities which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank are examples of securities that are backed by the full faith and credit of the United States.

2. Obligations (including certificates of deposit, bankers' acceptances, and time deposits) of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign offices of foreign banks provided that such bank has, at the time of the portfolio's investment, total assets of at least $1 billion or the equivalent. Obligations of any savings and loan association or savings bank organized under the laws of the United States or any state thereof, provided that such association or savings bank has, at the time of the portfolio's investment, total assets of at least $1 billion. The term "certificates of deposit" includes both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers, including future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.

3. Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies, instrumentalities or political subdivisions, denominated in U.S. dollars, and, at the date of investment, rated at least A or A-2 by Standard & Poor's Rating Group ("S&P"), A or Prime-2 by Moody's Investors Service ("Moody's") or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least A or A-2 by S&P or A or Prime-2 by Moody's. For a description of corporate bond ratings, see DEBT RATINGS page 24. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph 2 above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Series Fund's investment adviser (which as noted above is currently Prudential) under the supervision of the Series Fund's Board of Directors.

As stated above in paragraphs 2 and 3, the Money Market Portfolio and short-term portions of the other portfolios may contain obligations of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper, bills, notes, and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies, and instrumentalities. This involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Series Fund, the possible seizure or nationalization of foreign deposits, and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and

* Although the Money Market Portfolio is not available to PRUVIDER Contract owners, any short-term portion of the Conservative Balanced and Flexible Managed Portfolios may be invested in the types of securities described in this section.

financial recordkeeping standards and requirements as domestics issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of default with respect to any such foreign debt obligations, it may be more difficult for the Series Fund to obtain or to enforce a judgment against the issuers of such securities.

4. Repurchase Agreements. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Series Fund will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the 'loan' including accrued interest). The Series Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Series Fund has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Series Fund may incur a loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Series Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Series Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

The Series Fund will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated. This will not affect the Series Fund's ability to maximize its opportunities to engage in repurchase agreements.

5. Reverse Repurchase Agreements. The Money Market Portfolio may use reverse repurchase agreements, which are described under REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS in the prospectus. No portfolio may obligate more than 10% of its net assets in connection with reverse repurchase agreements, except that the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may obligate up to 30% of their net assets in connection with reverse repurchase agreements and dollar rolls.

6. When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the portfolio until delivery and payment take place. At the time the portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value. The portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Series Fund's custodian bank will maintain in a separate account securities of the portfolio having a value equal to or greater than such commitments. On delivery dates for such transactions, the portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the portfolio's net assets would be so committed.

The Board of Directors of the Series Fund has adopted policies for the Money Market Portfolio to conform to amendments of an SEC rule applicable to money market funds, like the portfolio. These policies do not apply to any other portfolio. The policies are as follows: (1) The portfolio will not invest more than 5% of its assets in the securities of any one issuer (except U.S. Government securities); however, the portfolio may exceed the 5% limit with respect to a single security rated in the highest rating category for up to three business days after the purchase thereof; (2) To be eligible for investment, a security must be a United States dollar-denominated instrument that the Series Fund's Board has determined to present minimal credit risks and must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") assigning a rating to the security or issue, or if only one NRSRO has assigned a rating, that NRSRO. An unrated security must be deemed to be of comparable quality as determined by the Series Fund's Board. In other words, the portfolio will invest in only first tier or second tier securities. First tier securities are securities which are rated by at least two NRSROs, or by the only NRSRO that has rated the security, in the highest short-term rating category, or unrated securities of comparable quality as determined by the Series Fund's Board.

Second tier securities are eligible securities that are not first tier securities; (3) The portfolio will not invest more than 5% of its total assets in second tier securities; (4) The portfolio may not invest more than 1% of its assets in second tier securities of any one issuer; (5) In the event a first tier security held by the portfolio is downgraded and becomes a second tier security, or in the case of an unrated security the Series Fund's Board determines it is no longer of comparable quality to a first tier security, or in the event Prudential becomes aware that an NRSRO has rated a second tier security or an unrated portfolio security below its second highest rating, the Board will reassess promptly whether the security presents minimal credit risks and shall cause the portfolio to take such action as the Board determines is in the best interests of the portfolio and its shareholders; (6) In the event of a default or if because of a rating downgrade a security held in the portfolio is no longer an eligible investment, the portfolio will sell the security as soon as practicable unless the Series Fund's Board makes a specific finding that such action would not be in the best interest of the portfolio; and (7) The portfolio's dollar-weighted average maturity will be no more than 90 days. The Series Fund's Board of Directors has adopted written procedures delegating to the investment advisor under certain guidelines the responsibility to make several of the above-described determinations, including certain credit quality determinations.

                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:


Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial paper:


Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Rating Group describes its grades of corporate debt securities and its "A" commercial paper as follows:

Bonds:

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

            Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Commercial paper:

            Commercial paper rated A by Standard & Poor's Rating Group has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.


                     POSSIBLE REPLACEMENT OF THE SERIES FUND

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.

In addition, although it is highly unlikely, it is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) difference between voting instructions given by variable life insurance and variable annuity contract owners. Prudential will bear the expense, if it does become necessary, of remedying any material conflict including establishing a new underlying investment company and segregating the assets held under variable life insurance and variable annuity contracts.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

INCORPORATION AND AUTHORIZED STOCK


The Series Fund was incorporated under Maryland law on November 15, 1982. The authorized Capital Stock of the Series Fund consists of 2 billion shares, par value $0.01 per share. As of the date of this prospectus, the shares of Capital Stock are divided into fifteen classes: MONEY MARKET PORTFOLIO Capital Stock (225 million shares), DIVERSIFIED BOND PORTFOLIO Capital Stock (200 million shares), HIGH YIELD BOND PORTFOLIO Capital Stock (100 million shares), GOVERNMENT INCOME PORTFOLIO Capital Stock (100 million shares), EQUITY PORTFOLIO Capital Stock (200 million shares), STOCK INDEX PORTFOLIO Capital Stock (100 million shares), EQUITY INCOME PORTFOLIO Capital Stock (100 million shares), NATURAL RESOURCES PORTFOLIO Capital Stock (100 million shares), GLOBAL PORTFOLIO Capital Stock (100 million shares), CONSERVATIVE BALANCED PORTFOLIO Capital Stock (300 million shares), FLEXIBLE MANAGED PORTFOLIO Capital Stock (300 million shares), ZERO COUPON BOND PORTFOLIO 2000 Capital Stock (25 million shares), ZERO COUPON BOND PORTFOLIO 2005 Capital Stock (50 million shares), PRUDENTIAL JENNISON PORTFOLIO Capital Stock (50 million shares), SMALL CAPITALIZATION STOCK PORTFOLIO Capital Stock (50 million shares). The shares of each portfolio, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable. Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that class relates and will have no interest in the assets of any other portfolio.


DIVIDENDS, DISTRIBUTIONS AND TAXES

The Series Fund is qualified as a regulated investment company under Section 851 of the Internal Revenue Code and distributes substantially all of each portfolio's net investment income and realized gains from securities transactions to the respective subaccounts, which immediately reinvest it. For each taxable year in which it and each of its portfolios so qualify, the Series Fund will not be subject to tax on net investment income and realized gains from securities transactions distributed to shareholders.

CUSTODIANS, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Chase Manhattan Bank, Chase Metro Tech Center, Brooklyn, NY 11245, is currently the custodian of the assets held by all the portfolios, except the Global Portfolio. On or about May 31, 1997, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, will become the custodian of the assets held by all the portfolios except the Global Portfolio. IFTC will also be the custodian of the assets held in connection with repurchase agreements entered into by the portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these portfolios. Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Series Fund's custodians employs subcustodians, who were approved by the directors of the Series Fund in accordance with regulations of the Securities and Exchange Commission, for the purpose of providing custodial service for the Series Fund's foreign assets held outside the United States. The directors of the Series Fund monitor the activities of the custodians and the subcustodians.

Prudential is the transfer agent and dividend disbursing agent for the Series Fund. Prudential as transfer agent issues and redeems shares of the Series Fund and maintains records of ownership for the shareholders. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777.


EXPERTS


The financial statements of the Series Fund included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the prospectus for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements of the Series Fund included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the prospectus for the years prior to 1996 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, NJ 07054-0319.


LICENSE

As part of the Investment Advisory Agreement, Prudential has granted the Series Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Series Fund's investment advisor. Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Series Fund of such notice, unless a majority of the outstanding voting securities of the Series Fund vote to continue the Agreement notwithstanding termination of the license.

               DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY
                        AND MANAGEMENT OF THE SERIES FUND

DIRECTORS AND OFFICERS OF PRUCO LIFE OF NEW JERSEY

The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.

                      DIRECTORS OF PRUCO LIFE OF NEW JERSEY

WILLIAM M. BETHKE, Director. -- President, Prudential Capital Markets Group since 1992.

IRA J. KLEINMAN, Director. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; 1993 to 1995:
President, Prudential Select; Prior to 1993: Senior Vice President of
Prudential.

MENDEL A. MELZER, Director. -- Chief Investment Officer, Mutual Funds and Annuities, Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, Prudential Investment Corporation.

ESTHER H. MILNES, President and Director. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; 1993 to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services; Prior to 1993: Vice President and Associate Actuary of Prudential.

I. EDWARD PRICE, Vice Chairman and Director. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance; Prior to 1993: Senior Vice President and Company Actuary of Prudential.

WILLIAM F. YELVERTON, Chairman and Director. --Chief Executive Officer, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, New York Life Worldwide.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN L. BLOUNT, Secretary.--Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company.

C. EDWARD CHAPLIN, Treasurer. -- Vice President and Treasurer of Prudential since 1995; 1993 to 1995: Managing Director and Assistant Treasurer of Prudential; 1992 to 1993: Vice President and Assistant Treasurer, Banking and Cash Management for Prudential.

LINDA S. DOUGHERTY, Vice President, Comptroller and Chief Accounting Officer. -- Vice President and Comptroller, Prudential Individual Insurance Group since 1997; Prior to 1997: Vice President, Accounting, Prudential.

JAMES C. DROZANOWSKI, Senior Vice President. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; 1993 to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank; Prior to 1993: Operations Executive, Global Securities Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, Chief Legal Officer. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; 1994 to 1995: Associate General Counsel with Paine Webber; Prior to 1994: Assistant Director in the Division of Investment Management with the Securities and Exchange Commission.

FRANK P. MARINO, Senior Vice President. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

MARIO A. MOSSE, Senior Vice President. -- Vice President, Annuity Services, Prudential Investments since 1996; Prior to 1996: Vice President, Chase Manhattan Bank.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary. -- Vice President and Associate Actuary, Prudential.

KAREN L. SHAPIRO, Senior Vice President. -- Vice President, Prudential Individual Insurance Group since 1996; Vice President and Associate General Counsel, Prudential Securities Incorporated 1993 to 1996; Prior to 1993: Senior Associate with Shaw, Pittman, Potts and Trowbridge.

The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.
* SUBSIDIARY OF PRUDENTIAL

                          MANAGEMENT OF THE SERIES FUND

The names of all directors and major officers of the Series Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is Prudential Plaza, Newark, New Jersey 07102-3777.

                             DIRECTORS OF THE SERIES FUND

MENDEL A. MELZER*, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993:
Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, President and Director--Chief Executive Officer of Prudential Investments since 1995; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.


W. SCOTT MCDONALD, JR., Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address:9 Zamrok Way, Morristown, New Jersey 07960.


JOSEPH WEBER, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN COTE, Vice President--Vice President Prudential Investments since 1996; 1995 to 1996: Chief Operating Officer and Managing Director, Prudential Mutual Fund Investment Management; Prior to 1995: Senior Vice President and Treasurer of Prudential Mutual Funds.

THOMAS EARLY, Secretary--General Counsel, Mutual Funds and Annuities, Prudential Investments since 1996; 1994 to 1996: General Counsel, Prudential Retirement Services, Prudential Investments; Prior to 1994: Associate General Counsel and Chief Financial Services Counsel, Frank Russell Company.

I. EDWARD PRICE, Vice President--Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance; Prior to 1993: Senior Vice President and Company Actuary of Prudential.

EUGENE STARK, Comptroller, Principal Financial Officer and Treasurer--Vice President, Prudential Investments.

No director or officer of the Series Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Series Fund for services as one of its directors or officers. Each director of the Series Fund who is not an interested person of the Series Fund will receive a fee of $2,000 per year plus $200 per portfolio for each meeting of the Board attended and will be reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Series Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Series Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Series Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Series Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Series Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Series Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,188,354,768)..........................  $4,538,468,628
    Receivable for investments sold short (Note
      2).......................................     111,621,197
    Interest and dividends receivable..........      44,683,414
    Receivable for investments sold............       1,376,096
                                                 --------------
      Total Assets.............................   4,696,149,335
                                                 --------------
  LIABILITIES
    Investments sold short at value (proceeds
      $111,621,197 including accrued interest)
      (Note 2).................................     110,481,637
    Payable for investments purchased..........      99,447,868
    Payable to investment adviser..............       6,126,182
    Accrued expenses...........................         768,878
    Bank overdraft.............................         453,239
    Payable for capital stock repurchased......          62,998
                                                 --------------
      Total Liabilities........................     217,340,802
                                                 --------------
  NET ASSETS...................................  $4,478,808,533
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,886,377
      Paid-in capital in excess of par.........   4,094,460,572
                                                 --------------
                                                  4,097,346,949
    Accumulated net realized gains on
      investments..............................      30,208,164
    Net unrealized appreciation on
      investments..............................     351,253,420
                                                 --------------
    Net assets, December 31, 1996..............  $4,478,808,533
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share of 288,637,703 outstanding shares
      of common stock (authorized 300,000,000
      shares)..................................  $        15.52
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $   174,514,843
    Dividends (net of $488,736 foreign
      withholding tax).........................       23,515,755
                                                 ---------------
                                                     198,030,598
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       23,052,572
    Shareholders' reports......................        1,367,000
    Custodian expense..........................          228,000
    Accounting fees............................          127,000
    Audit fees.................................           70,400
    Legal fees.................................            2,900
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              736
                                                 ---------------
      Total expenses...........................       24,850,608
    Less: custodian fee credit.................         (103,584)
                                                 ---------------
      Net expenses.............................       24,747,024
                                                 ---------------
  NET INVESTMENT INCOME........................      173,283,574
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      270,207,375
      Short sales..............................         (100,129)
                                                 ---------------
                                                     270,107,246
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       60,263,761
      Short sales..............................        1,139,560
                                                 ---------------
                                                      61,403,321
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      331,510,567
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   504,794,141
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    173,283,574     $   155,293,990
    Net realized gain on investments and short sales.......................................        270,107,246         167,342,297
    Net change in unrealized appreciation on investments and short sales...................         61,403,321         264,773,974
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        504,794,141         587,410,261
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (174,034,704)       (154,987,434)
    Dividends in excess of net investment income...........................................            (41,632)                 --
    Distributions from net realized capital gains..........................................       (273,551,593)       (133,660,168)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (447,627,929)       (288,647,602)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [10,561,256 and 5,345,143 shares, respectively].....................        167,668,924          81,026,772
    Capital stock issued in reinvestment of dividends and distributions [29,086,855 and
     19,023,739 shares, respectively]......................................................        447,627,929         288,647,602
    Capital stock repurchased [(8,429,995) and (15,343,313) shares, respectively]..........       (134,428,797)       (228,767,054)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        480,868,056         140,907,320
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        538,034,268         439,669,979
  NET ASSETS:
    Beginning of year......................................................................      3,940,774,265       3,501,104,286
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,478,808,533     $ 3,940,774,265
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,400,135,497)..........................  $4,981,429,094
    Cash.......................................          52,238
    Receivable for securities sold short (Note
      2).......................................     113,630,151
    Interest and dividends receivable..........      33,277,907
    Receivable for investments sold............      31,241,005
                                                 --------------
      Total Assets.............................   5,159,630,395
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........     141,168,642
    Investments sold short, at value (proceeds
      $113,630,151 including accrued interest)
      (Note 2).................................     112,461,581
    Payable to investment adviser..............       7,374,729
    Accrued expenses...........................       1,390,075
    Payable for capital stock repurchased......         312,681
                                                 --------------
      Total Liabilities........................     262,707,708
                                                 --------------
  NET ASSETS...................................  $4,896,922,687
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    2,751,892
      Paid-in capital in excess of par.........   4,273,689,804
                                                 --------------
                                                  4,276,441,696
    Distributions in excess of net investment
      income...................................        (576,929)
    Accumulated net realized gains on
      investments..............................      38,595,752
    Net unrealized appreciation on
      investments..............................     582,462,168
                                                 --------------
    Net assets, December 31, 1996..............  $4,896,922,687
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 275,189,159 shares of common stock
      outstanding (300,000,000 shares
      authorized)..............................  $        17.79
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $   127,494,108
    Dividends (net of $553,612 foreign
      withholding tax).........................       40,857,296
                                                 ---------------
                                                     168,351,404
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       27,247,674
    Shareholders' reports......................        1,423,000
    Custodian expense..........................          397,050
    Accounting fees............................          122,000
    Audit fees.................................           75,600
    Legal fees.................................            3,100
    Directors' fees............................            2,000
    Miscellaneous expenses.....................              165
                                                 ---------------
      Total expenses...........................       29,270,589
    Less: custodian fee credit.................         (131,050)
                                                 ---------------
      Net expenses.............................       29,139,539
                                                 ---------------
  NET INVESTMENT INCOME........................      139,211,865
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................      408,037,782
      Foreign currencies.......................          (69,542)
      Short sales..............................           77,891
                                                 ---------------
                                                     408,046,131
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       40,562,155
      Foreign currencies.......................           (1,902)
      Short sales..............................        1,168,570
                                                 ---------------
                                                      41,728,823
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      449,774,954
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   588,986,819
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $  139,211,865      $  126,640,661
    Net realized gain on investments, foreign currencies and short sales...................      408,046,131         292,267,835
    Net change in unrealized appreciation on investments, foreign currencies and short
     sales.................................................................................       41,728,823         410,041,102
                                                                                              --------------      --------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................      588,986,819         828,949,598
                                                                                              --------------      --------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................     (142,089,785)       (124,621,227)
    Distributions from net realized capital gains..........................................     (458,909,559)       (176,844,671)
                                                                                              --------------      --------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................     (600,999,344)       (301,465,898)
                                                                                              --------------      --------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [8,998,637 and 8,486,525 shares, respectively]......................      166,455,957         146,641,074
    Capital stock issued in reinvestment of dividends and distributions [34,012,173 and
     17,050,711 shares, respectively]......................................................      600,999,344         301,465,898
    Capital stock repurchased [(6,420,074) and (11,612,102) shares, respectively]..........     (119,724,926)       (195,926,134)
                                                                                              --------------      --------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................      647,730,375         252,180,838
                                                                                              --------------      --------------
  TOTAL INCREASE IN NET ASSETS.............................................................      635,717,850         779,664,538
  NET ASSETS:
    Beginning of year......................................................................    4,261,204,837       3,481,540,299
                                                                                              --------------      --------------
    End of year............................................................................   $4,896,922,687      $4,261,204,837
                                                                                              --------------      --------------
                                                                                              --------------      --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                       A2

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 91.2%
                                                                       VALUE
COMMON STOCKS -- 36.7%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE/DEFENSE -- 0.6%
  GenCorp, Inc....................................        629,100  $   11,402,438
  Litton Industries, Inc. (a).....................        241,400      11,496,675
  UNC, Inc. (a)...................................        278,800       3,345,600
                                                                   --------------
                                                                       26,244,713
                                                                   --------------
AIRLINES -- 1.2%
  AMR Corp. (a)...................................        378,700      33,372,937
  USAir Group, Inc. (a)...........................        776,100      18,141,337
                                                                   --------------
                                                                       51,514,274
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.5%
  A.O. Smith Corp.................................        450,000      13,443,750
  Ford Motor Co...................................        295,900       9,431,812
                                                                   --------------
                                                                       22,875,562
                                                                   --------------
AUTOMOBILES & TRUCKS -- 1.8%
  Chrysler Corp...................................        929,500      30,673,500
  General Motors Corp.............................        464,700      25,907,025
  Goodyear Tire & Rubber Co.......................        250,800      12,884,850
  Mascotech, Inc..................................        604,200       9,893,775
                                                                   --------------
                                                                       79,359,150
                                                                   --------------
CHEMICALS -- 0.1%
  Millenium Chemicals, Inc. (a)...................        188,227       3,341,029
                                                                   --------------
CHEMICALS - SPECIALTY -- 1.0%
  Ferro Corp......................................        609,100      17,283,212
  M.A. Hanna Co...................................        689,950      15,092,656
  OM Group, Inc...................................        435,400      11,755,800
                                                                   --------------
                                                                       44,131,668
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  BW/IP, Inc. (Class 'A' Stock)...................        365,600       6,032,400
  IMO Industries, Inc. (a)........................        575,600       1,798,750
  Parker-Hannifin Corp............................        197,450       7,651,187
                                                                   --------------
                                                                       15,482,337
                                                                   --------------
COMPUTER HARDWARE -- 1.4%
  Amdahl Corp. (a)................................        836,600      10,143,775
  Digital Equipment Corp. (a).....................        293,500      10,676,063
  International Business Machines Corp............        278,900      42,113,900
                                                                   --------------
                                                                       62,933,738
                                                                   --------------
CONSTRUCTION -- 0.2%
  McDermott International, Inc....................        481,900      10,601,800
                                                                   --------------
CONSUMER SERVICES -- 0.4%
  ADT Ltd. (a)....................................        576,300      13,182,863
  SPS Transaction Services, Inc. (a)..............        185,900       2,834,975
                                                                   --------------
                                                                       16,017,838
                                                                   --------------
CONTAINERS & PACKAGING -- 0.2%
  Sealed Air Corp. (a)............................        183,600       7,642,350
                                                                   --------------
DIVERSIFIED CONSUMER PRODUCTS -- 1.0%
  RJR Nabisco Holdings Corp.......................        791,400      26,907,600
  Whitman Corp....................................        849,000      19,420,875
                                                                   --------------
                                                                       46,328,475
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 0.3%
  United States Surgical Corp.....................        339,700      13,375,688
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
ELECTRICAL EQUIPMENT -- 1.0%
  Belden, Inc.....................................        457,600  $   16,931,200
  Westinghouse Electric Corp......................      1,487,300      29,560,087
                                                                   --------------
                                                                       46,491,287
                                                                   --------------
ELECTRONICS -- 1.3%
  National Semiconductor Corp. (a)................        964,000      23,497,500
  Texas Instruments, Inc..........................        557,700      35,553,375
                                                                   --------------
                                                                       59,050,875
                                                                   --------------
ENGINEERING & CONSTRUCTION -- 0.2%
  Giant Cement Holdings, Inc. (a).................        400,400       6,456,450
                                                                   --------------
FINANCIAL SERVICES -- 2.9%
  Alex Brown, Inc.................................        278,100      20,162,250
  Lehman Brothers Holdings, Inc...................      1,597,400      50,118,425
  Merrill Lynch & Co., Inc........................        185,900      15,150,850
  Morgan Stanley Group, Inc.......................        209,200      11,950,550
  Salomon, Inc....................................        650,700      30,664,237
                                                                   --------------
                                                                      128,046,312
                                                                   --------------
FOREST PRODUCTS -- 1.7%
  Champion International Corp.....................        650,700      28,142,775
  Louisiana-Pacific Corp..........................        650,700      13,746,037
  Mead Corp.......................................        326,100      18,954,562
  Willamette Industries, Inc......................        238,100      16,577,712
                                                                   --------------
                                                                       77,421,086
                                                                   --------------
GAS PIPELINES -- 0.3%
  Western Gas Resources, Inc......................        659,000      12,685,750
                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.3%
  Jan Bell Marketing, Inc. (a)....................        964,200       1,988,663
  Leggett & Platt, Inc............................        366,600      12,693,525
                                                                   --------------
                                                                       14,682,188
                                                                   --------------
HOUSING RELATED -- 1.1%
  Hanson, PLC, ADR, (United Kingdom)..............      2,540,300      17,147,025
  Owens Corning...................................        620,800      26,461,600
                                                                   --------------
                                                                       43,608,625
                                                                   --------------
INSURANCE -- 3.0%
  Allstate Corp...................................        124,999       7,234,317
  Equitable of Iowa Companies.....................        346,500      15,895,687
  Financial Security Assurance Holdings, Ltd......        218,100       7,170,037
  PennCorp Financial Group, Inc...................        513,500      18,486,000
  Provident Companies, Inc........................        170,900       8,267,287
  Reinsurance Group of America, Inc...............        487,800      22,987,575
  TIG Holdings, Inc...............................        546,900      18,526,237
  Trenwick Group, Inc.............................        273,300      12,640,125
  W.R. Berkley Corp...............................        180,100       9,140,075
  Western National Corp...........................        836,600      16,104,550
                                                                   --------------
                                                                      136,451,890
                                                                   --------------
INTEGRATED PRODUCERS -- 0.2%
  Murphy Oil Corp.................................        177,400       9,867,875
                                                                   --------------

                                       B1

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
MACHINERY -- 1.4%
  Case Corp.......................................        597,500  $   32,563,750
  DT Industries, Inc..............................        226,100       7,913,500
  Paxar Corp......................................      1,232,660      21,263,385
                                                                   --------------
                                                                       61,740,635
                                                                   --------------
MEDIA -- 1.6%
  Central Newspapers, Inc. (Class 'A' Stock)......        319,800      14,071,200
  Gannett Co., Inc................................        185,900      13,919,262
  Hollinger International, Inc....................        155,600       1,789,400
  Houghton Mifflin Co.............................        185,900      10,526,587
  Knight-Ridder, Inc..............................        371,800      14,221,350
  Lee Enterprises, Inc............................        325,300       7,563,225
  McGraw-Hill, Inc................................        185,500       8,556,187
  Media General, Inc. (Class 'A' Stock)...........         59,000       1,784,750
                                                                   --------------
                                                                       72,431,961
                                                                   --------------
METALS-NON FERROUS -- 1.1%
  Aluminum Company of America.....................        750,500      47,844,375
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 2.0%
  Danaher Corp....................................        435,800      20,319,175
  Donaldson, Inc..................................        372,200      12,468,700
  IDEX Corp.......................................        275,300      10,977,587
  Mark IV Industries, Inc.........................        558,793      12,642,692
  Trinity Industries, Inc.........................        358,300      13,436,250
  Wolverine Tube, Inc. (a)........................        259,800       9,157,950
  York International Corp.........................        185,000      10,336,875
                                                                   --------------
                                                                       89,339,229
                                                                   --------------
MISCELLANEOUS - INDUSTRIAL -- 0.8%
  Coltec Industries, Inc. (a).....................        299,900       5,660,613
  Global Industrial Technologies, Inc. (a)........        390,700       8,644,238
  Material Sciences Corp. (a).....................        649,600      11,692,800
  Titan Wheel International, Inc..................        695,550       8,868,263
                                                                   --------------
                                                                       34,865,914
                                                                   --------------
OIL - EXPLORATION & PRODUCTION -- 1.9%
  Basin Exploration, Inc. (a).....................        142,700         891,875
  Cabot Oil & Gas Corp. (Class 'A' Stock).........        552,500       9,461,563
  Enron Oil & Gas Co..............................        309,300       7,809,825
  Mesa, Inc. (a)..................................      2,711,400      14,234,850
  Noble Affiliates, Inc...........................        325,300      15,573,738
  Oryx Energy Co. (a).............................        789,500      19,540,125
  Parker & Parsley Petroleum Co...................        248,600       9,136,050
  Seagull Energy Corp. (a)........................        373,400       8,214,800
                                                                   --------------
                                                                       84,862,826
                                                                   --------------
OIL & GAS -- 1.2%
  Societe Nationale Elf Aquitaine, ADR,
    (France)......................................      1,199,200      54,263,800
                                                                   --------------
OIL SERVICES -- 0.6%
  Coflexip, ADR, (France).........................        650,700      17,080,875
  Weatherford Enterra, Inc. (a)...................        298,653       8,959,590
                                                                   --------------
                                                                       26,040,465
                                                                   --------------
PETROLEUM SERVICES -- 0.1%
  ICO, Inc........................................        492,100       3,014,112
                                                                   --------------
RAILROADS -- 0.2%
  Burlington Northern, Inc........................        117,900      10,183,612
                                                                   --------------

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
REAL ESTATE DEVELOPMENT -- 0.4%
  Crescent Real Estate Equities, Inc..............        339,400  $   17,903,350
                                                                   --------------
RETAIL -- 1.6%
  Bombay Company, Inc. (a)........................        890,300       4,117,638
  Charming Shoppes, Inc. (a)......................      2,788,600      14,117,288
  Dillard Department Stores, Inc. (a).............        202,900       6,264,538
  K mart Corp. (a)................................      1,913,600      19,853,600
  Toys 'R' Us, Inc. (a)...........................        557,700      16,731,000
  Woolworth Corp. (a).............................        557,700      12,199,688
                                                                   --------------
                                                                       73,283,752
                                                                   --------------
STEEL -- 0.9%
  Bethlehem Steel Corp. (a).......................        929,500       8,365,500
  LTV Corp........................................      1,408,200      16,722,375
  National Steel Corp. (Class 'B' Stock) (a)......        289,300       2,676,025
  USX-U.S. Steel Group............................        418,300      13,124,163
                                                                   --------------
                                                                       40,888,063
                                                                   --------------
TELECOMMUNICATIONS -- 0.1%
  Deutsche Telekom, ADR, (Germany) (a)............        309,500       6,306,063
                                                                   --------------
TEXTILES -- 1.3%
  Farah, Inc. (a).................................        249,300       1,932,075
  Fieldcrest Cannon, Inc. (a).....................        427,500       6,840,000
  Fruit of the Loom, Inc. (Class 'A' Stock) (a)...        464,700      17,600,513
  Owens-Illinois, Inc. (a)........................        513,700      11,686,675
  Phillips-Van Heusen Corp........................        578,500       8,315,938
  Tultex Corp. (a)................................        558,300       3,908,100
  V.F. Corp.......................................        143,700       9,699,750
                                                                   --------------
                                                                       59,983,051
                                                                   --------------
TOBACCO -- 0.4%
  Philip Morris Companies, Inc....................         87,300       9,832,163
  UST, Inc........................................        250,400       8,106,700
                                                                   --------------
                                                                       17,938,863
                                                                   --------------
TRUCKING/SHIPPING -- 0.1%
  Yellow Corp.....................................        482,100       6,930,188
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $1,310,419,852)..........................................   1,642,431,219
                                                                   --------------

PREFERRED STOCKS -- 1.0%
FINANCIAL SERVICES -- 0.8%
  Central Hispano Corp............................        225,900       5,986,350
  Central Hispano Financial Services..............      1,000,000      25,200,000
                                                                   --------------
                                                                       31,186,350
                                                                   --------------
GAS PIPELINES -- 0.1%
  TransCanada Pipelines, Ltd......................        140,000       3,640,000
                                                                   --------------
MEDIA -- 0.0%
  Times Mirror Co. (Cum. Conv.), Series B.........              1              28
                                                                   --------------
PETROLEUM -- 0.1%
  Mesa, Inc. (Conv. Pfd.).........................        914,929       5,832,671
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $36,848,291).............................................      40,659,049
                                                                   --------------

                                       B2

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 53.5%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
DOMESTIC CORPORATE BONDS -- 36.6%
AEROSPACE -- 0.2%
  Northrop Grumman Corp.,
    7.875%, 03/01/26..............................      Baa3      $   7,500  $    7,517,475
                                                                             --------------
AGRICULTURAL EQUIPMENT -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3           6,500       6,576,700
                                                                             --------------
AIRLINES -- 2.9%
  Delta Air Lines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      24,145,800
    10.375%, 02/01/11.............................      Ba1          28,405      34,799,534
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa2         10,125      12,000,555
    10.67%, 05/01/04..............................      Baa3         29,665      35,084,499
    11.21%, 05/01/14..............................      Baa3         18,433      24,168,797
                                                                             --------------
                                                                                130,199,185
                                                                             --------------
ASSET-BACKED SECURITIES -- 0.2%
  Banc One Credit Card Master Trust,
    7.75%, 12/15/99...............................       A2           5,100       5,178,081
  Standard Credit Card Master Trust,
    5.95%, 10/07/04...............................      Aaa           4,650       4,469,813
                                                                             --------------
                                                                                  9,647,894
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.9%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Ba2          11,200      11,931,024
    8.625%, 08/15/03..............................      Ba2          27,050      29,271,076
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      Baa3          2,500       2,301,450
    9.25%, 04/15/02...............................      Baa3         21,425      22,694,860
    9.80%, 02/01/12...............................       B2           7,000       7,575,400
    9.875%, 06/15/22..............................      Baa3          7,900       8,507,668
    10.125%, 04/15/22.............................      Baa3          2,000       2,196,040
                                                                             --------------
                                                                                 84,477,518
                                                                             --------------
COMPUTERS -- 0.2%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1          10,000       9,542,500
                                                                             --------------
FINANCIAL SERVICES -- 19.1%
  Associates Corp. of North America,
    6.625%, 05/15/01..............................      Aa3          34,500      34,485,510
    6.68%, 09/17/99...............................      Aa3          34,050      34,299,927
    8.375%, 01/15/98..............................       A1           1,100       1,125,454
  Bank of New York,
    7.97%, 12/31/26...............................       A1          26,000      26,258,440
  Barnett Banks,
    8.06%, 12/01/26...............................       A2           3,500       3,540,775
  Bayerische Landes,
    6.20%, 09/30/99...............................      Aaa          30,000      29,970,000
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         10,050      10,085,677
    6.73%, 06/04/98...............................      Baa2         16,000      16,094,400
    6.90%, 04/15/99...............................      Baa3         11,000      11,073,590
    7.20%, 07/19/99...............................      Baa3         11,250      11,376,112
  CIT Group Holdings, M.T.N.,
    5.85%, 03/16/98...............................      Aa3          25,000      25,009,750
    5.875%, 11/09/98..............................      Aa3          33,900      33,795,588
  Conseco, Inc.,
    8.70%, 11/15/26...............................       NR          18,200      18,356,884
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       A1          24,250      24,251,455

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3      $  11,500  $   11,195,250
    7.00%, 06/15/00...............................      Baa3         30,000      30,363,000
    7.50%, 06/15/03...............................      Baa3          5,000       5,139,300
    7.875%, 03/15/98..............................      Baa3          9,925      10,145,831
    8.75%, 12/15/99...............................      Baa3          5,000       5,295,500
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       NR          11,150      11,087,560
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          43,500      43,103,062
    9.45%, 06/15/99...............................      Baa2          4,000       4,274,280
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         14,575      14,878,306
  Ford Motor Credit,
    7.00%, 09/25/01...............................       A1          37,000      37,551,670
  General Motors Acceptance Corp., M.T.N.,
    5.395%, 02/02/99..............................       P1           2,000       1,999,825
    7.375%, 07/20/98..............................      Baa1          4,650       4,742,209
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1          6,000       6,008,100
    6.84%, 09/25/98...............................      Baa1         30,000      30,227,100
    6.89%, 10/10/00...............................      Baa1         10,545      10,581,380
  Liberty Mutual Insurance Co.,
    7.875%, 10/15/26..............................       A2           2,500       2,526,985
    8.20%, 05/04/07...............................       A2          51,005      54,164,250
  Lumbermens Mutual Casualty Co.,
    9.15%, 07/01/26...............................      Baa1         28,750      31,265,625
  Mellon Bank Corp.,
    7.72%, 12/01/26...............................       A2          15,635      15,151,097
    7.995%, 01/15/27..............................       A2          38,500      38,018,750
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       NR          21,000      20,582,583
  Salomon, Inc., M.T.N.,
    5.98%, 02/02/98...............................      Baa1         35,000      34,982,850
    7.00%, 05/15/99...............................      Baa1         42,000      42,331,800
    7.25%, 05/01/01...............................      Baa1          8,625       8,706,592
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       NR          10,000       9,960,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       8,955,000
  Travelers Capital, Inc.,
    7.75%, 12/01/36...............................       A1          20,000      19,350,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      Baa1         20,750      20,542,500
  USAA Capital Corp.,
    6.34%, 09/18/98...............................      Aa1          10,000      10,040,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          32,500      31,974,429
                                                                             --------------
                                                                                854,868,396
                                                                             --------------
FOOD & BEVERAGE -- 0.1%
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          4,000       4,018,000
                                                                             --------------
HEALTH CARE -- 0.0%
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba2           2,000       2,110,000
                                                                             --------------
HOSPITAL MANAGEMENT -- 0.0%
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,530,950
                                                                             --------------

                                       B3

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
MEDIA -- 5.8%
  News America Holdings, Inc.,
    7.375%, 10/17/08..............................      Baa3      $  28,000  $   27,784,960
    7.75%, 12/01/45...............................      Baa3         61,000      56,802,590
    9.25%, 02/01/13...............................      Baa3         24,050      26,942,975
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           6,425       6,419,667
  Time Warner, Inc.,
    7.75%, 06/15/05...............................      Ba1          15,000      15,088,950
    8.11%, 08/15/06...............................      Ba1          13,250      13,583,503
    8.18%, 08/15/07...............................      Ba1          24,500      25,138,715
  Time Warner, Inc., (Con't)
    8.375%, 07/15/33..............................      Baa3         37,450      37,584,446
    9.125%, 01/15/13..............................      Ba1          14,270      15,578,559
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1           5,325       5,435,813
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2           8,545       8,178,931
    7.75%, 06/01/05...............................      Ba2          22,275      21,933,524
                                                                             --------------
                                                                                260,472,633
                                                                             --------------
OIL & GAS -- 0.1%
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Ba2           3,000       3,225,450
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 0.2%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,887,640
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,500       3,762,500
                                                                             --------------
                                                                                  7,650,140
                                                                             --------------
RETAIL -- 3.1%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1          18,075      18,526,875
    8.50%, 06/15/03...............................      Ba1          36,750      38,220,000
    10.00%, 02/15/01..............................      Ba1           4,500       4,905,000
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3           5,000       4,982,500
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.38%, 02/16/99...............................       A2          70,000      70,177,100
                                                                             --------------
                                                                                136,811,475
                                                                             --------------
TECHNOLOGY -- 1.8%
  Comdisco, Inc., M.T.N.,
    5.54%, 01/26/98...............................      Baa1         12,500      12,456,750
    6.09%, 11/09/98...............................      Baa1         34,000      34,034,000
    6.29%, 10/22/98...............................      Baa1          5,000       5,007,450
    6.375%, 11/30/01..............................      Baa1         21,500      21,153,850
    6.689%, 05/22/98..............................      Baa1          9,000       9,075,240
                                                                             --------------
                                                                                 81,727,290
                                                                             --------------
TELECOMMUNICATIONS -- 0.7%
  TCI Communications, Inc.,
    8.65%, 09/15/04...............................      Baa3         28,470      28,609,788
    8.75%, 08/01/15...............................      Baa3          5,450       5,383,946
                                                                             --------------
                                                                                 33,993,734
                                                                             --------------
TRUCKING/SHIPPING -- 0.1%
  Federal Express Corp., M.T.N.,
    10.00%, 06/01/98..............................      Baa3          3,000       3,157,440
    10.05%, 06/15/99..............................      Baa3            500         539,080
                                                                             --------------
                                                                                  3,696,520
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
UTILITIES -- 0.1%
  Arkla, Inc., M.T.N.,
    9.25%, 12/18/97...............................      Ba2       $   3,000  $    3,077,790
                                                                             --------------
FOREIGN CORPORATE BONDS -- 6.3%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N., (Colombia)
    8.625%, 06/02/00..............................       NR           5,500       5,713,125
  Banco Ganadero, SA, M.T.N., (Colombia)
    9.75%, 08/26/99...............................      Baa3          7,300       7,683,250
  Bangkok Bank, (Thailand)
    7.25%, 09/15/05...............................       A3          10,000       9,777,400
    8.25%, 03/15/16...............................       A3          15,000      15,258,750
  Central Hispano Financial Services, (Cayman
    Islands)
    6.031%, 04/28/05..............................       A3          10,000      10,005,000
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................       NR           7,600       7,486,000
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................      Aa1          12,500      12,299,562
  Domtar, Inc., (Canada)
    9.50%, 08/01/16...............................      Ba1           9,000       9,843,750
  Empresa Colombia de Petroleos, (Colombia)
    7.25%, 07/08/98...............................       NR           8,250       8,311,875
  Kansallis-Osake Pankki, N.Y., (Finland)
    6.125%, 05/15/98..............................       A3           6,160       6,163,758
    8.650%, 12/29/49 (b)..........................      Baa2         10,000      10,441,500
    9.75%, 12/15/98...............................      Baa1         16,950      17,990,730
  Okobank, (Finland)
    7.25%, 09/27/49...............................       A3          18,750      19,125,000
    7.325%, 10/29/49..............................       NR           9,000       9,220,500
    7.70%, 10/29/49...............................       NR           3,500       3,585,750
  Petroliam Nasional, (Malaysia)
    6.625%, 10/18/01..............................       NR          22,000      22,014,520
    7.125%, 10/18/06..............................       A1          66,400      66,830,936
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba2           8,950       9,784,588
  Royal Bank of Canada, (Canada)
    6.75%, 10/24/11...............................      Aa3          17,400      17,034,600
  Siam Commercila, (Thailand)
    7.50%, 03/15/06...............................       A3          14,500      14,282,500
                                                                             --------------
                                                                                282,853,094
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 5.4%
  Federal National Mortgage Association,
    9.05%, 04/10/00...............................                   14,000      15,148,420
  United States Treasury Bonds,
    5.875%, 11/15/99..............................                    5,000       4,980,450
  United States Treasury Notes,
    5.00%, 02/15/99...............................                   17,000      16,691,790
    5.625%, 11/30/98-11/30/00.....................                   86,500      85,271,755
    5.875%, 11/30/01-02/15/04.....................                   45,400      44,645,298

                                       B4

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
    6.00%, 08/15/99...............................                $  10,000  $    9,998,400
    6.125%, 07/31/00-09/30/00.....................                   19,300      19,298,110
    6.25%, 04/30/01-02/15/03......................                   20,150      20,142,013
    6.375%, 09/30/01..............................                    7,000       7,041,580
    6.50%, 08/31/01-10/15/06......................                   16,500      16,625,810
    6.75%, 04/30/00...............................                    3,000       3,056,730
                                                                             --------------
                                                                                242,900,356
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 5.2%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1           4,900       4,293,625
  Republic of Colombia, (Colombia)
    7.125%, 05/11/98..............................      Ba1           2,775       2,788,875
    8.00%, 06/14/01...............................      Baa3          2,250       2,283,750
    8.75%, 10/06/99...............................      Ba1          12,325      12,879,625
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98),
    5.00%, (until 10/27/99),
    6.00%, (until 10/27/02),
    7.00%, 10/27/14...............................      Baa3        129,500     109,589,375
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07...............................      Ba2           9,750       8,580,000
  United Mexican States, (Mexico)
    7.563%, 08/06/01..............................      Baa3         73,500      73,672,725
    9.75%, 02/06/01...............................      Ba2           4,000       4,130,000
    11.375%, 09/15/16.............................      Ba2          13,000      13,536,250
                                                                             --------------
                                                                                231,754,225
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,376,901,639)....................................................   2,399,651,325
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $3,724,169,782)....................................................   4,082,741,593
                                                                             --------------

SHORT-TERM INVESTMENTS -- 10.1%
BANK NOTES -- 0.2%
  First Bank N.A., Minneapolis,
    5.275%, 10/24/97..............................       P3           2,000       1,998,881
  PNC Bank N.A.,
    5.20%, 04/01/97...............................       NR           5,000       4,999,364
                                                                             --------------
                                                                                  6,998,245
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 1.5%
  Advanta National Bank,
    5.80%, 03/19/97...............................       NR          25,000      25,350,000
    5.84%, 03/14/97...............................       NR          21,500      21,457,000
    6.26%, 09/01/97...............................       NR          10,500      10,510,500
    8.18%, 02/09/97...............................      Baa3         10,000      10,100,000
                                                                             --------------
                                                                                 67,417,500
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Abbey National Treasury Services, PLC,
    5.41%, 01/30/97...............................       P1           5,000       5,000,093
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 1.0%
  Bank of Montreal (Canada),
    5.39%, 01/22/97...............................       P1          18,000      18,000,000
  Bank of Nova Scotia (Canada),
    5.39%, 03/04/97...............................       P3           4,000       4,000,000

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Banque Nationale De Paris (France),
    5.42%, 01/15/97...............................       NR       $  10,000  $    9,999,961
    5.58%, 04/02/97...............................       NR           3,000       2,999,191
  Commerzbank (Germany),
    5.42%, 06/10/97...............................       P1           1,000         999,631
  Deutsche Bank (Germany),
    5.69%, 10/28/97...............................       P3           3,000       2,999,261
  National Bank of Canada (Canada),
    5.438%, 03/10/97..............................       P3           2,000       2,000,000
  Norddeutsche Landesbank (Germany),
    5.75%, 04/11/97...............................       NR           5,000       5,001,784
  Societe Generale (France),
    5.78%, 08/20/97...............................       P1           2,000       2,001,590
                                                                             --------------
                                                                                 48,001,418
                                                                             --------------
COMMERCIAL PAPER -- 3.8%
  Aetna Services, Inc.,
    5.42%, 03/14/97...............................       NR           5,000       4,946,553
  American Brands, Inc.,
    5.45%, 02/06/97...............................       P3           1,000         994,701
    6.00%, 01/22/97...............................       P3           2,000       1,993,333
  American Express Credit Corp.,
    5.30%, 02/28/97...............................       P1           5,000       4,958,042
  Aristar, Inc.,
    5.40%, 01/28/97...............................       P2           2,000       1,992,200
    5.47%, 03/17/97...............................       P2           3,000       2,966,268
  Bank Austria,
    5.35%, 01/15/97...............................       NR           8,000       7,984,544
  Barton Capital Corp.,
    5.35%, 02/27/97...............................       NR           2,000       1,983,356
    5.40%, 02/21/97...............................       NR           8,000       7,940,000
  BHF Finance, Inc.,
    5.31%, 01/30/97...............................       NR           1,000         995,870
  Bradford & Bingley Building Society,
    5.35%, 01/10/97-01/15/97......................       NR          28,000      27,960,767
  Caterpillar Financial Services Corp.,
    5.35%, 05/16/97-06/16/97......................       NR           2,000       1,955,565
    5.38%, 04/28/97...............................       P1           5,000       4,913,322
    5.50%, 02/27/97...............................       P1           1,380       1,368,193
  Cheltenham & Gloucester Building Society,
    5.325%, 02/24/97..............................       NR           7,000       6,945,123
  Coca Cola Enterprises, Inc.,
    5.34%, 02/03/97...............................       NR           2,000       1,990,507
  Colonial Pipeline Co.,
    5.75%, 01/27/97...............................       P3           2,000       1,992,014
  Commonwealth Bank of Austria,
    5.40%, 02/10/97...............................       NR           5,000       4,970,750
  Corporate Receivables Corp.,
    5.40%, 02/20/97...............................       NR           2,000       1,985,300
  Countrywide Home Loan, Inc.,
    6.05%, 01/21/97...............................       NR           1,000         996,807
    6.20%, 01/15/97...............................       NR           7,000       6,984,328
    6.35%, 01/15/97...............................       NR           6,000       5,986,242
  CXC, Inc.,
    7.00%, 01/02/97...............................       NR           3,662       3,662,000
  Dupont (EI) De Nemours,
    5.50%, 03/04/97...............................       P3           1,000         990,681

                                       B5

                  CONSERVATIVE BALANCED PORTFOLIO (CONTINUED)
DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Engelhard Corp.,
    5.58%, 02/24/97...............................       P2       $   2,000  $    1,983,570
  First Data Corp.,
    5.40%, 03/18/97-03/25/97......................       NR           8,617       8,512,061
    5.46%, 03/25/97...............................       NR           5,000       4,937,817
  Fleet Funding Corp,
    5.80%, 02/04/97...............................       NR           3,729       3,709,174
  ITT Hartford Group, Inc.,
    5.45%, 01/23/97...............................      P1+           1,000         996,821
  Kredietbank Na Finance Corp.,
    5.32%, 01/16/97...............................       NR           2,000       1,995,862
  Lehman Brothers Holdings, Inc.,
    6.70%, 01/07/97...............................       NR           5,000       4,995,347
  Merrill Lynch & Co., Inc.,
    5.35%, 01/29/97...............................       P1          12,000      11,951,850
    5.37%, 01/31/97...............................       P1           7,000       6,969,719
  NYNEX Corp.,
    6.80%, 01/06/97...............................       P3           3,000       2,997,733
  Preferred Receivables Funding Corp.,
    5.60%, 02/25/97...............................       P1           4,000       3,966,400
  Rank Xerox Capital PLC.,
    6.25%, 01/09/97...............................       NR           2,583       2,579,861
  Societe Generale,
    5.77%, 05/15/97...............................       P1           2,000       2,000,259
  Transamerica Financial Corp.,
    5.38%, 02/06/97...............................       P1           3,750       3,730,385
  WCP Funding, Inc.,
    5.40%, 02/20/97...............................       NR           2,000       1,985,300
                                                                             --------------
                                                                                172,768,625
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 3.0%
  American General Financial Corp.,
    7.75%, 01/15/97...............................       P1           3,700       3,702,664
    9.50%, 08/01/97...............................       P1           1,500       1,530,273
  Associates Corp. of North America,
    9.70%, 05/01/97...............................       P1           2,000       2,023,837
  Beneficial Corp.,
    9.35%, 02/03/97...............................       P1           3,500       3,510,736
  Capital Equipment Receivable Trust,
    5.60%, 10/15/97...............................       NR           3,862       3,862,223
  Capital One Bank,
    8.625%, 01/15/97..............................      Baa3         32,425      32,443,158
  Coca-Cola Enterprises, Inc.,
    6.50%, 11/15/97...............................       A3           3,750       3,765,600
  General Motors Acceptance Corp.,
    5.47%, 02/12/97...............................       P1          12,000      11,925,243
    6.30%, 09/10/97...............................      Aaa           5,000       5,017,600
    6.70%, 04/30/97...............................       A3          11,000      11,035,420
    7.60%, 02/10/97...............................       P1           2,000       2,004,629
    7.85%, 03/05/97...............................      Baa1          3,300       3,312,078
    7.85%, 03/05/97...............................       P1          10,050      10,080,742
  Kimberly Clark Corp.,
    9.125%, 06/01/97..............................       NR           1,000       1,013,822
  Mellon Bank Corp.,
    6.50%, 12/01/97...............................      Baa1          1,650       1,656,253
  Norwest Corp.,
    7.875%, 01/30/97..............................       P1           2,000       2,003,190
  Salomon, Inc.,
    5.89%, 11/10/97...............................      Baa1         30,000      29,962,500

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Short Term Repack Asset,
    6.00%, 12/15/97...............................       NR       $   4,000  $    3,999,186
                                                                             --------------
                                                                                132,849,154
                                                                             --------------
REPURCHASE AGREEMENT -- 0.5%
  Joint Repurchase Agreement Account
    6.613%, 01/02/97 (Note 5).....................                   22,692      22,692,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $464,184,986)......................................................     455,727,035
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT
  SALE -- 101.3%
  (cost $4,188,354,768; Note 6)............................................   4,538,468,628
                                                                             --------------

INVESTMENT SOLD SHORT -- (2.4%)
 United States Treasury Bond,
   6.75%, 8/15/26
   (proceeds $111,621,197; Note 2)..............................  (106,860)    (110,481,637)
                                                                             --------------

TOTAL INVESTMENTS, NET OF SHORT SALES -- 98.9%
                                                                              4,427,986,991
                                                                             --------------
OTHER ASSETS IN EXCESS OF OTHER
  LIABILITIES -- 1.1%......................................................      50,821,542
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,478,808,533
                                                                             --------------
                                                                             --------------









The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    B.A.                Bankers' Acceptances
    C.D.                Certificates of Deposit
    M.T.N.              Medium Term Note
    PLC                 Public Limited Company
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)
    NR                  Not Rated

(a)        Non-income producing security.

(b)        Indicates a variable rate security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                       B6

                           FLEXIBLE MANAGED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 97.6%
                                                                       VALUE
COMMON STOCKS -- 61.3%                                 SHARES         (NOTE 2)
                                                    -------------  --------------
AEROSPACE -- 4.1%
  AlliedSignal, Inc...............................        600,000  $   40,200,000
  Boeing Co.......................................        530,500      56,431,937
  Lockheed Martin Corp............................        500,000      45,750,000
  Rockwell International Corp. (a)................        400,000      24,350,000
  United Technologies Corp........................        550,000      36,300,000
                                                                   --------------
                                                                      203,031,937
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 4.2%
  Banc One Corp...................................        775,000      33,325,000
  BankAmerica Corp................................        300,000      29,925,000
  Chase Manhattan Corp............................        550,000      49,087,500
  Citicorp........................................        310,000      31,930,000
  PNC Bank Corp...................................        750,000      28,218,750
  State Street Boston Corp........................        500,000      32,250,000
                                                                   --------------
                                                                      204,736,250
                                                                   --------------
BEVERAGES -- 0.9%
  Anheuser-Busch Companies, Inc...................      1,150,000      46,000,000
                                                                   --------------
CHEMICALS -- 0.6%
  E.I. du Pont de Nemours & Co....................        300,000      28,312,500
                                                                   --------------
CHEMICALS - SPECIALTY -- 1.8%
  IMC Global, Inc.................................        600,000      23,475,000
  Morton International, Inc.......................        600,000      24,450,000
  Praxair, Inc....................................        825,000      38,053,125
                                                                   --------------
                                                                       85,978,125
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  CUC International, Inc. (a).....................        600,000      14,250,000
                                                                   --------------
COMPUTER SERVICES -- 6.4%
  3Com Corp. (a)..................................        600,000      44,025,000
  Cadence Design Systems, Inc. (a)................        675,000      26,831,250
  Cascade Communications..........................        325,000      17,915,625
  Cisco Systems, Inc. (a).........................        750,000      47,718,750
  Computer Associates International, Inc..........        975,000      48,506,250
  Computer Sciences Corp. (a).....................        500,000      41,062,500
  First Data Corp.................................        500,000      18,250,000
  Gateway 2000, Inc. (a)..........................        275,000      14,729,687
  Microsoft Corp. (a).............................        250,000      20,656,250
  Oracle Corp. (a)................................        775,000      32,356,250
                                                                   --------------
                                                                      312,051,562
                                                                   --------------
CONSTRUCTION -- 0.7%
  Fluor Corp......................................        550,000      34,512,500
                                                                   --------------
COSMETICS & SOAPS -- 0.7%
  Procter & Gamble Co.............................        300,000      32,250,000
                                                                   --------------
DIVERSIFIED GAS -- 0.3%
  Cross Timbers Oil Co............................        530,000      13,316,250
                                                                   --------------
DIVERSIFIED OFFICE EQUIPMENT -- 1.8%
  Alco Standard Corp..............................        300,000      15,487,500
  Hewlett-Packard Co..............................        325,000      16,331,250
  Honeywell, Inc..................................        650,000      42,737,500
  Xerox Corp......................................        300,000      15,787,500
                                                                   --------------
                                                                       90,343,750
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 6.0%
  American Home Products Corp.....................        885,000      51,883,125
  Baxter International, Inc.......................        650,000      26,650,000
  Becton, Dickinson & Co..........................        800,000      34,700,000
  Boston Scientific Corp. (a).....................        700,000      42,000,000
  Medtronic, Inc..................................        400,000      27,200,000
  Novartis Corp., AG ADR (Switzerland)............        933,328      53,491,332
  Pfizer, Inc.....................................        700,000      58,012,500
                                                                   --------------
                                                                      293,936,957
                                                                   --------------
ELECTRICAL EQUIPMENT -- 1.9%
  Applied Materials, Inc. (a).....................        450,000      16,171,875
  Baldor Electric Co..............................              1              25

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
  Belden, Inc.....................................        425,000  $   15,725,000
  FORE Systems, Inc. (a)..........................        725,000      23,834,375
  Westinghouse Electric Corp......................      1,900,000      37,762,500
                                                                   --------------
                                                                       93,493,775
                                                                   --------------
ELECTRONICS -- 2.2%
  ADT Ltd. (a)....................................        750,000      17,156,250
  Intel Corp......................................        475,000      62,195,313
  Maxim Integrated Products, Inc. (a).............        700,000      30,275,000
                                                                   --------------
                                                                      109,626,563
                                                                   --------------
FINANCIAL SERVICES -- 0.9%
  MBNA Corp.......................................      1,075,000      44,612,500
                                                                   --------------
FOODS -- 0.4%
  Nabisco Holdings Corp.
    (Class 'A' Stock).............................        500,000      19,437,500
                                                                   --------------
FOREST PRODUCTS -- 1.2%
  Kimberly-Clark Corp.............................        350,000      33,337,500
  Willamette Industries, Inc......................        399,000      27,780,375
                                                                   --------------
                                                                       61,117,875
                                                                   --------------
GAS PIPELINES -- 0.7%
  Enron Corp......................................        850,000      36,656,250
                                                                   --------------
HEALTH CARE -- 0.2%
  Tenet Healthcare Corp. (a)......................        400,000       8,750,000
                                                                   --------------
HOSPITAL MANAGEMENT -- 1.1%
  Columbia/HCA Healthcare Corp....................        900,000      36,675,000
  Guidant Corp....................................        300,000      17,100,000
                                                                   --------------
                                                                       53,775,000
                                                                   --------------
INSURANCE -- 5.0%
  Aetna Inc.......................................        650,000      52,000,000
  Allstate Corp...................................        875,000      50,640,625
  American International Group, Inc...............        250,000      27,062,500
  Chubb Corp......................................        400,000      21,500,000
  CIGNA Corp......................................        250,000      34,156,250
  Travelers Group, Inc............................      1,266,666      57,474,970
                                                                   --------------
                                                                      242,834,345
                                                                   --------------
LEISURE -- 0.6%
  Carnival Corp. (Class 'A' Stock)................        900,000      29,700,000
                                                                   --------------
LODGING -- 0.2%
  Hilton Hotels Corp..............................        400,000      10,450,000
                                                                   --------------
MACHINERY -- 0.8%
  Case Corp.......................................        700,000      38,150,000
                                                                   --------------
MEDIA -- 0.4%
  Comcast Corp. (Class 'A' Stock).................      1,000,000      17,625,000
                                                                   --------------
MINERAL RESOURCES -- 0.5%
  Potash Corp. of Saskatchewan, Inc...............        270,000      22,950,000
                                                                   --------------
MISCELLANEOUS - BASIC INDUSTRY -- 4.5%
  Cognizant Corp..................................        735,700      24,278,100
  General Electric Co.............................        700,000      69,212,500
  Illinois Tool Works, Inc........................        400,000      31,950,000
  Tyco International, Ltd.........................      1,225,000      64,771,875
  York International Corp.........................        500,000      27,937,500
                                                                   --------------
                                                                      218,149,975
                                                                   --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.1%
  Unilever N.V., ADR (United Kingdom).............        300,000      52,575,000
                                                                   --------------
PETROLEUM -- 3.2%
  British Petroleum, PLC, ADR (United Kingdom)....        325,000      45,946,875
  Mobil Corp......................................        400,000      48,900,000
  Royal Dutch Petroleum Co., ADR (Netherlands)....        200,000      34,150,000
  Total SA, ADR (France)..........................        700,000      28,175,000
                                                                   --------------
                                                                      157,171,875
                                                                   --------------

                                       B7

DECEMBER 31, 1996

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  --------------
PETROLEUM SERVICES -- 1.3%
  Baker Hughes, Inc...............................        581,700  $   20,068,650
  Halliburton Co..................................        700,000      42,175,000
                                                                   --------------
                                                                       62,243,650
                                                                   --------------
RETAIL -- 6.5%
  American Stores Co..............................        800,000      32,700,000
  Federated Department Stores, Inc. (a)...........      1,120,000      38,220,000
  The Gap, Inc....................................        500,000      15,062,500
  Home Depot, Inc.................................        750,000      37,593,750
  Koninklijke Ahold, ADR (Netherlands)............        250,000      15,437,500
  Nike, Inc. (Class 'B' Stock)....................        600,000      35,850,000
  Nine West Group.................................        775,000      35,940,625
  Price/Costco, Inc. (a)..........................      1,500,000      37,687,500
  Safeway, Inc. (a)...............................      1,000,000      42,750,000
  Staples, Inc. (a)...............................      1,601,500      28,927,094
                                                                   --------------
                                                                      320,168,969
                                                                   --------------
TELECOMMUNICATIONS -- 0.8%
  AT&T Corp.......................................        550,000      23,925,000
  Newbridge Networks Corp. (a)....................        500,000      14,125,000
                                                                   --------------
                                                                       38,050,000
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $2,434,484,264)..........................................   2,996,258,108
                                                                   --------------
PREFERRED STOCKS -- 1.5%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Financial Services..............      1,000,000      25,200,000
                                                                   --------------
GAS PIPELINES -- 0.1%
  TransCanada Pipelines, Ltd......................        140,000       3,640,000
                                                                   --------------
LEISURE -- 0.3%
  Hilton Hotels (Conv.)...........................        600,000      14,775,000
                                                                   --------------
TELECOMMUNICATIONS -- 0.6%
  Airtouch Communications (Conv.).................        700,000      31,675,000
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $75,571,505).............................................      75,290,000
                                                                   --------------

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
CONVERTIBLE BONDS -- 0.6%                           (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 0.6%
  Federated Department Stores, Inc.,
    5.00%, 10/01/03...............................      Ba3       $   8,000  $    9,180,000
  Home Depot, Inc.,
    3.25%, 10/01/01...............................       A1          19,000      18,715,000
                                                                             --------------
TOTAL CONVERTIBLE BONDS
  (cost $27,850,057).......................................................      27,895,000
                                                                             --------------

LONG-TERM BONDS -- 34.2%
DOMESTIC CORPORATE BONDS -- 22.3%
AEROSPACE -- 0.2%
  Northrop Grumman Corp.,
    7.875%, 03/01/26..............................       NR           7,500       7,517,475
                                                                             --------------
AGRICULTURAL EQUIPMENT -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3           6,500       6,576,700
                                                                             --------------
AIRLINES -- 2.3%
  Delta Air Lines, Inc.,
    10.125%, 05/15/10.............................      Baa3         19,335      23,342,952
    10.375%, 02/01/11.............................      Ba1          25,750      31,546,840

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa2      $  10,125  $   12,000,555
    10.67%, 05/01/04..............................      Baa3         19,500      23,062,455
    11.21%, 05/01/14..............................      Baa3         17,500      22,945,475
                                                                             --------------
                                                                                112,898,277
                                                                             --------------
ASSET BACKED -- 0.1%
  Standard Credit Card Master Trust
    5.95%, 10/07/04...............................      AAA           4,500       4,325,625
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.3%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Ba2          10,800      11,504,916
    8.625%, 08/15/03..............................      Ba2           7,500       8,115,825
  TCI Communications, Inc.,
    8.65%, 09/15/04...............................      Baa3          6,000       6,029,460
    8.75%, 08/01/15...............................      Baa3          5,950       5,877,886
  Tele-Communications, Inc.,
    7.875%, 08/01/13..............................      Baa3         17,500      16,110,150
    9.80%, 02/01/12...............................       B2           7,000       7,575,400
    9.875%, 06/15/22..............................      Baa3          7,878       8,483,976
    10.125%, 04/15/22.............................      Baa3          2,000       2,196,040
                                                                             --------------
                                                                                 65,893,653
                                                                             --------------
COMPUTERS -- 0.3%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1          14,800      14,122,900
                                                                             --------------
FINANCIAL SERVICES -- 10.7%
  Bank of New York,
    7.97%, 12/31/26...............................       A1          26,000      26,258,440
  Barnett Banks,
    8.06%, 12/01/26...............................       NR           3,500       3,540,775
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         11,175      11,214,671
    6.73%, 06/04/98...............................      Baa2         26,000      26,153,400
    6.90%, 04/15/99...............................      Baa3         11,000      11,073,590
    7.20%, 07/19/99...............................      Baa3         11,250      11,376,112
  Conseco, Inc.,
    8.70%, 11/15/26...............................       NR          18,200      18,356,884
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       NR          24,250      24,251,455
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3          3,500       3,407,250
    7.00%, 06/15/00...............................      Baa3         13,500      13,663,350
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       NR          11,150      11,087,560
  First Union Corp.,
    7.85%, 01/01/27...............................       A1          43,500      43,103,062
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         13,000      13,270,530
  Ford Motor Credit,
    7.00%, 09/25/01...............................       NR          13,000      13,193,830
  General Motors Acceptance Corp., M.T.N.,
    7.375%, 07/20/98..............................      Baa1          4,500       4,589,235
    7.875%, 03/15/00..............................       NR           5,000       5,202,100
  Lehman Brothers Holdings, Inc.,
    6.71%, 10/12/99...............................      Baa1         24,000      24,032,400
    6.84%, 09/25/98...............................      Baa1          5,000       5,037,850
  Liberty Mutual Insurance Co.,
    7.875%, 10/15/26..............................       A2           2,500       2,526,985
    8.20%, 05/04/07...............................       NR           5,000       5,309,700
  Lumbermens Mutual Casualty Co.,
    9.15%, 07/01/26...............................       NR          12,600      13,702,500

                                       B8

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Mellon Bank Corp.,
    7.72%, 12/01/26...............................       A2       $  15,500  $   15,020,275
    7.995%, 01/15/27..............................       A2          38,500      38,018,750
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       NR          21,000      20,582,583
  Salomon, Inc., M.T.N.,
    5.98%, 02/02/98...............................      Baa          23,500      23,488,485
    7.00%, 05/15/99...............................      Baa          34,600      34,873,340
    7.25%, 05/01/01...............................      Baa           8,625       8,706,593
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       NR           7,500       7,470,000
  Travelers Capital, Inc.,
    7.75%, 12/01/36...............................       A1          20,000      19,350,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................       NR          20,750      20,542,500
  USAA Capital Corp.,
    6.34%, 09/18/98...............................      Aa1          20,000      20,080,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1          26,300      26,563,000
                                                                             --------------
                                                                                525,047,205
                                                                             --------------
FOOD & BEVERAGE -- 0.1%
  RJR Nabisco, Inc.,
    8.75%, 08/15/05...............................      Baa3          3,000       3,013,500
                                                                             --------------
HEALTH CARE -- 0.9%
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba2          15,315      16,157,325
    9.625%, 09/01/02..............................      Ba1          23,750      26,006,250
                                                                             --------------
                                                                                 42,163,575
                                                                             --------------
INDUSTRIAL -- 0.1%
  Service Corp. International,
    7.00%, 06/01/15...............................       A3           2,500       2,530,950
                                                                             --------------
MEDIA -- 3.9%
  News America Holdings, Inc.,
    7.375%, 10/17/08..............................      Baa3          2,000       1,984,640
    7.75%, 12/01/45...............................      Baa3         39,000      36,316,410
    9.25%, 02/01/13...............................      Baa3         36,200      40,554,498
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,092,447
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1          13,250      13,583,503
    8.18%, 08/15/07...............................      Ba1          13,000      13,338,910
    8.375%, 07/15/33..............................      Baa3         32,800      32,917,752
    9.125%, 01/15/13..............................      Ba1          12,040      13,144,068
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................       Ba           5,300       5,410,293
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2           7,350       7,035,126
    7.75%, 06/01/05...............................      Ba2          19,675      19,373,382
                                                                             --------------
                                                                                192,751,029
                                                                             --------------
OIL & GAS -- 0.4%
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Ba2           3,000       3,225,450
  Transco Energy Co.,
    9.125%, 05/01/98..............................      Ba3          14,000      14,531,160
                                                                             --------------
                                                                                 17,756,610
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES -- 0.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       3,887,640
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2           3,500       3,762,500
                                                                             --------------
                                                                                  7,650,140
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
RETAIL -- 1.6%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1       $   6,600  $    6,765,000
    8.50%, 06/15/03...............................      Ba1          66,000      68,640,000
    10.00%, 02/15/01..............................      Ba1           2,500       2,725,000
                                                                             --------------
                                                                                 78,130,000
                                                                             --------------
TECHNOLOGY -- 0.2%
  Comdisco, Inc., M.T.N.,
    6.375%, 11/30/01..............................      Baa1          2,700       2,656,530
    7.25%, 04/15/98...............................      Baa2         10,000      10,135,700
                                                                             --------------
                                                                                 12,792,230
                                                                             --------------
FOREIGN CORPORATE BONDS -- 7.0%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N.,(Colombia)
    8.625%, 06/02/00..............................       NR           5,500       5,713,125
  Banco Ganadero, SA, M.T.N., (Colombia)
    9.75%, 08/26/99...............................      Baa           7,300       7,683,250
  Bancomer, SA, (Mexico)
    8.00%, 07/07/98...............................       Ba           8,000       7,980,000
  Bangkok Bank, (Thailand)
    7.25%, 09/15/05...............................       A3          10,000       9,777,400
  Central Hispano Financial Services, (Cayman
    Islands)
    6.031%, 04/28/05..............................       A3           5,000       5,002,500
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................       NR           5,650       5,565,250
  Controladora Commercial Mexicana, SA, (Mexico)
    8.75%, 04/21/98...............................       NR          15,100      15,175,500
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................       Aa          17,500      17,219,388
  Dotmar, Inc., (Canada)
    9.50%, 08/01/16...............................       Ba          24,750      27,070,313
  Empresa Colombia de Petroleos, (Colombia)
    7.25%, 07/08/98...............................       NR           8,250       8,311,875
  Kansallis-Osake Pankki, N.Y., (Finland)
    8.65%, 01/01/49 (b)...........................      Baa1          9,000       9,397,350
    9.75%, 12/15/98...............................      Baa1         16,760      17,789,064
  Nacional Financie, (Cayman Islands)
    9.00%, 01/25/99...............................      Ba2          15,000      15,300,000
  National Power Co., (United Kingdom)
    7.875%, 12/15/06..............................      Ba2          22,500      22,612,500
    8.40%, 12/15/16...............................      Ba2          27,500      27,362,500
  Okobank, (Finalnd)
    7.70%, 10/29/49 (b)...........................       NR           3,500       3,585,750
    7.25%, 09/27/49...............................       A3          18,750      19,125,000
    7.325%, 10/29/49 (b)..........................       NR           9,000       9,220,500
  Petroliam Nasional, (Malaysia)
    7.125%, 10/18/06..............................       NR          63,100      63,509,519
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba2           7,600       8,308,700
  Rio de Janeiro, (Brazil)
    10.375%, 07/12/99.............................       NR           7,000       7,192,500
  Rogers Cablesystems, Inc., Sr. Sec'd Notes,
    (Canada)
    10.00%, 03/15/05..............................      Ba3           2,000       2,130,000

                                       B9

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Royal Bank of Canada, (Canada)
    6.75%, 10/24/11...............................      Aa3       $  15,000  $   14,685,000
  Siam Commercila, (Thailand)
    7.50%, 03/15/06...............................      Aa3          14,500      14,282,500
                                                                             --------------
                                                                                343,999,484
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19.........................      Aaa          11,800       2,391,388
  United States Treasury Notes,
    6.375%, 08/15/02..............................      Aaa          10,000      10,065,600
                                                                             --------------
                                                                                 12,456,988
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 4.7%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1          32,340      28,337,925
  Republic of Colombia, (Colombia)
    7.125%, 05/11/98..............................      Ba1           2,700       2,713,500
    8.00%, 06/14/01...............................       NR           2,150       2,182,250
    8.75%, 10/06/99...............................      Ba1          12,300      12,853,500
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98).......................      Baa3        100,500      85,048,125
    5.00%, (until 10/27/99)
    6.00%, (until 10/27/02)
    7.00%, 10/27/14
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07...............................      Ba2          60,250      53,020,000
  United Mexican States, (Mexico)
    9.75%, 02/06/01...............................       NR          25,000      25,812,500
    11.375%, 09/15/16.............................       NR          21,000      21,866,250
                                                                             --------------
                                                                                231,834,050
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,657,819,992)....................................................   1,681,460,391
                                                                             --------------
TOTAL LONG TERM INVESTMENTS
  (cost $4,195,725,818)....................................................   4,780,903,499
                                                                             --------------

SHORT-TERM INVESTMENTS -- 4.1%
BANK NOTES -- 0.1%
  American Express Centurian Bank,
    5.625%, 01/14/97..............................       NR           1,000       1,000,001
  Comerica Bank of Detroit,
    6.585%, 02/14/97..............................       NR             569         568,948
  NBD Bank, N.A.,
    6.55%, 06/02/97...............................       NR           2,000       2,008,199
                                                                             --------------
                                                                                  3,577,148
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.5%
  Advanta National Bank,
    6.14%, 02/28/97...............................      Baa2         17,000      17,000,000
  Chase Manhattan Bank,
    5.43%, 05/06/97...............................       P3           6,000       6,000,000
                                                                             --------------
                                                                                 23,000,000
                                                                             --------------

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Abbey National Treasury Services, PLC, (United
    Kingdom)
    5.41%, 01/30/97...............................       P1       $   2,000  $    2,000,037
  Bayerische Hypotheken, (Germany)
    5.74%, 05/27/97...............................       NR           1,000       1,000,409
                                                                             --------------
                                                                                  3,000,446
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 0.5%
  Bank of Montreal, (Canada)
    5.39%, 01/22/97...............................       P1           2,000       2,000,000
  Banque Nationale de Paris, (France)
    5.41%, 01/15/97...............................       NR           3,000       2,999,989
    5.58%, 04/02/97...............................       NR           2,000       1,999,461
  Barclays Bank, PLC, (United Kingdom)
    5.37%, 02/03/97-02/05/97......................       NR           6,000       6,000,000
  Deutsche Bank, (Germany)
    5.69%, 10/28/97...............................       P3           1,000         999,754
  Empresas La Moderna, SA, (Mexico)
    10.25%, 11/12/97..............................      Baa1          2,000       2,051,250
  Grupo Televisa, SA, (Mexico)
    10.00%, 11/09/97..............................      Ba2           4,000       4,100,000
  National Bank of Canada, (Canada)
    5.438%, 03/10/97..............................       P3           1,000       1,000,000
  Societe Generale, (France)
    5.77%, 05/15/97...............................       P1           1,000       1,000,130
                                                                             --------------
                                                                                 22,150,584
                                                                             --------------
COMMERCIAL PAPER -- 1.3%
  Aetna Services, Inc.,
    5.42%, 03/14/97...............................       NR           2,000       1,978,621
  American Brands Inc,
    5.33%, 01/31/97...............................       P3           1,000         995,706
    6.00%, 01/22/97...............................       P3           1,000         996,667
  American Express Credit Corp.,
    5.30%, 02/28/97...............................       P1           3,000       2,974,825
  Aristar, Inc.,
    5.59%, 02/28/97...............................       P2           1,000         991,149
  Bank Austria,
    5.35%, 01/15/97...............................       NR           2,000       1,996,136
  Barton Capital Corp.,
    5.35%, 02/27/97...............................       NR           1,000         991,678
  Bradford & Bingley Building Society,
    5.35%, 01/10/97-01/15/97......................       A1           5,550       5,542,659
  Caterpillar Financial Services Corp.,
    5.35%, 06/16/97...............................       P1           1,000         975,479
  Cheltenham & Gloucester Building Society,
    5.325%, 02/24/97..............................       NR           1,000         992,160
    5.35%, 01/15/97...............................       NR           1,000         998,068
  Coca Cola Enterprises, Inc.,
    5.34%, 02/03/97...............................       NR           1,000         995,253
  Colonial Pipeline Co.,
    5.75%, 01/27/97...............................       P3           1,000         996,007
  Commonwealth Bank of Australia,
    5.32%, 01/22/97...............................       NR           7,000       6,979,311
  Corporate Receivables Corp.,
    5.33%, 01/24/97...............................       NR           2,000       1,993,486

                                      B10

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Countrywide Home Loan, Inc.,
    6.20%, 01/15/97...............................       NR       $   3,000  $    2,993,283
  CXC, Inc.,
    5.60%, 01/16/97...............................       NR           1,005       1,002,811
    7.00%, 01/02/97...............................       NR             670         670,000
  Dakota Cert. Prog. of Stand. Cred.,
    5.34%, 01/23/97...............................       NR           2,000       1,993,770
  Engelhard Corp.,
    5.58%, 02/24/97...............................       P2           1,000         991,785
  Enterprise Funding Corp.,
    5.47%, 01/16/97...............................       NR           1,000         997,873
    5.50%, 01/15/97...............................       NR           2,000       1,996,028
  Fleet Funding Corp.,
    5.80%, 02/04/97...............................       NR           1,000         994,683
  General Motors Acceptance Corp.,
    5.47%, 02/12/97...............................       P1           3,000       2,981,311
    5.50%, 04/07/97...............................       P1           1,912       1,884,249
  Kredietbank Na Finance Corp.,
    5.32%, 01/16/97...............................       NR           1,000         997,931
  Merrill Lynch & Co., Inc.,
    5.31%, 02/27/97...............................       P1           1,000         991,740
    5.32%, 01/21/97...............................       P1           1,000         997,192
    5.33%, 01/24/97...............................       P1           2,000       1,993,486
    5.35%, 01/29/97...............................       P1           3,000       2,987,963
  Morgan Stanley Group, Inc.,
    5.32%, 01/29/97...............................       P1           5,000       4,980,050
  Nationwide Building Society,
    5.375%, 02/26/97..............................       NR           1,000         991,788
  Preferred Receivables Funding Corp.,
    5.45%, 01/15/97...............................       P1           1,000         998,032
    5.60%, 02/25/97...............................       P1           1,000         991,600
  Short Term Repack Asset Trust,
    6.006%, 12/15/97..............................       NR           1,000         999,797
  Societe Generale,
    5.57%, 04/04/97...............................       P1           1,000         999,676
  Transamerica Financial Corp.,
    5.34%, 02/03/97...............................       P1           1,000         995,253
                                                                             --------------
                                                                                 65,827,506
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.2%
  Associates Corp. of North America,
    6.625%, 11/15/97..............................       P1             600         604,890
  Beneficial Corp.,
    5.54%, 08/05/97...............................       P1           1,000       1,000,375
    9.70%, 05/30/97...............................       P1           2,000       2,031,498
  Capital Equipment Receivable Trust,
    5.60%, 10/15/97...............................       NR           1,545       1,544,889
  Dean Witter, Discover &,
    5.747%, 03/06/97..............................       P2           1,250       1,250,281
  Ford Motor Credit Corp.,
    5.625%, 03/03/97..............................       P1             500         499,927
    7.95%, 03/27/97...............................       P1             465         467,315
  General Electric Capital Corp.,
    8.00%, 02/01/97...............................       P1           1,500       1,503,055
  General Motors Acceptance Corp.,
    7.75%, 02/20/97-04/15/97......................       P1             825         828,464
    7.85%, 03/05/97...............................       P1           1,150       1,154,153
    7.90%, 03/13/97...............................       P1             500         501,804

DECEMBER 31, 1996

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Household Finance Corp.,
    5.67%, 08/11/97...............................       P2       $     475  $      475,495
  Norwest Corp.,
    7.70%, 11/15/97...............................       P1             500         508,485
  Pfizer, Inc.,
    6.50%, 02/01/97...............................       P3             500         500,280
                                                                             --------------
                                                                                 12,870,911
                                                                             --------------
REPURCHASE AGREEMENT -- 1.4%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................                   70,099      70,099,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS -- 4.1%
  (cost $204,409,679)......................................................     200,525,595
                                                                             --------------
TOTAL INVESTMENTS BEFORE SHORT SALE -- 101.7%
  (cost $4,400,135,497; Note 6)............................................   4,981,429,094
                                                                             --------------
INVESTMENT SOLD SHORT -- (2.2%)
  United States Treasury Bond,
    6.75% 8/15/26
    (proceeds $113,630,151; Note 2).............................    108,775    (112,461,581)
                                                                             --------------
TOTAL INVESTMENTS, NET OF SHORT SALES -- 99.5%.............................   4,868,967,513

OTHER ASSETS IN EXCESS OF OTHER
    LIABILITIES -- 0.5%....................................................      27,955,174
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,896,922,687
                                                                             --------------








                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR                 American Depository Receipt
    AG                  Aktiengesellschaft (West German Stock Company)
    B.A.                Bankers' Acceptances
    C.D.                Certificates of Deposit
    M.T.N.              Medium Term Note
    NR                  Not Rated
    PLC                 Public Limited Company (British Corporation)
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

(a)        Non-income producing security.

(b)        Indicates a variable rate security.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                      B11

                      NOTES TO THE FINANCIAL STATEMENTS OF
                    THE CONSERVATIVE BALANCED PORTFOLIO AND
                         FLEXIBLE MANAGED PORTFOLIO OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1: GENERAL

The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only two Portfolios: Conservative Balanced Portfolio and Flexible Managed Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2: ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SECURITIES VALUATION: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors. Short-term securities are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities -- at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

                                      B12

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Conservative Balanced Portfolio and Flexible Managed Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Certain Portfolios own shares of

                                      B13
real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective portfolios on the basis of relative net assets.

CUSTODY FEE CREDITS: The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Fund. Each Portfolio will declare and distribute dividends from net investment income and distributions from net realized gains, if any, twice a year. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the fiscal year ended December 31, 1996, the application of this statement increased (decreased) paid-in capital in excess of par (PC), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("G/L") by the following amounts:

                                                  PC            UNI          G/L
                                             -------------  -----------  -----------
Conservative Balanced Portfolio............  $(15,661,578)  $3,079,619   $12,581,959
Flexible Managed Portfolio.................   (31,413,181)   8,052,179    23,361,002

Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

                                      B14

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolios' average daily net assets:

                        FUND                            INVESTMENT ADVISORY FEE
                        ----                            -----------------------
Conservative Balanced Portfolio.....................             0.55%
Flexible Managed Portfolio..........................             0.60

The Prudential has agreed to refund to a Portfolio, the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1996.

PIC is an indirect, wholly-owned subsidiary of The Prudential.

NOTE 4: OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1996, Prudential Securities Incorporated, an indirect, wholly owned subsidiary of The Prudential, earned $703,293 in brokerage commissions from transactions executed on behalf of the Conservative Balanced Portfolio and the Flexible Managed Portfolio as follows:

                             FUND                                 COMMISSION
                             ----                                 ----------
Conservative Balanced Portfolio................................   $ 120,976
Flexible Managed Portfolio.....................................     582,317
                                                                  ---------
                                                                  $ 703,293

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The portfolios of the Series Fund may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $868,381,000 as of December 31, 1996. The Portfolios of the Series Fund with cash invested in the joint account had the following principal amounts and percentage participation in the account:

                                                       PRINCIPAL     PERCENTAGE
                                                        AMOUNT        INTEREST
                                                     -------------   -----------
Conservative Balanced Portfolio....................  $  22,692,000       2.61%
Flexible Managed Portfolio.........................     70,099,000       8.07
All other portfolios (currently not available to
 PRUvider).........................................    775,590,000      89.32
                                                     -------------     -------
                                                     $ 868,381,000     100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 6.75%, in the principal amount of $265,000,000, repurchase price $265,099,375, due 1/2/97. The value of the collateral including accrued interest was $270,501,866.

Goldman, Sachs & Co., Inc., 5.85%, in the principal amount of $73,381,000, repurchase price $73,404,849, due 1/2/97. The value of the collateral including accrued interest was $75,883,443.

Smith Barney, Inc., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,820,275.

UBS Securities Corp., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,302,336.

The weighted average interest rate of these repurchase agreements was 6.613%.

                                      B15

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchase and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1996 were as follows:

Cost of Purchases:

                                   CONSERVATIVE      FLEXIBLE
                                     BALANCED        MANAGED
                                  --------------  --------------
Debt Securities.................  $10,348,623,701 $7,818,989,849
Equity Securities...............  $  524,839,665  $2,661,774,273

Proceeds From Sales:

                                   CONSERVATIVE      FLEXIBLE
                                     BALANCED         MANAGED
                                  --------------  --------------
Debt Securities.................  $9,086,693,898  $7,188,296,334
Equity Securities...............  $  797,513,299  $2,656,626,154

The federal income tax basis and unrealized appreciation/depreciation of the Fund's investments as of December 31, 1996 were as follows:

                                   CONSERVATIVE      FLEXIBLE
                                     BALANCED        MANAGED
                                  --------------  --------------
Gross Unrealized Appreciation...  $  413,912,093   $  610,666,412
Gross Unrealized Depreciation...      67,562,846       36,056,964
Total Net Unrealized............     346,349,247      574,609,448
Tax Basis.......................   4,192,119,381    4,406,819,646

                                      B16

        FINANCIAL HIGHLIGHTS

                                                   CONSERVATIVE BALANCED
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  15.31   $  14.10  $  14.91  $  14.24  $  14.32
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.66       0.63      0.53      0.49      0.56
Net realized and unrealized gains
  (losses) on investments..........      1.24       1.78     (0.68)     1.23      0.41
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      1.90       2.41     (0.15)     1.72      0.97
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.66)     (0.64)    (0.51)    (0.47)    (0.54)
Distributions from net realized
  gains............................     (1.03)     (0.56)    (0.15)    (0.58)    (0.51)
                                     --------   --------  --------  --------  --------
    Total distributions............     (1.69)     (1.20)    (0.66)    (1.05)    (1.05)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  15.52   $  15.31  $  14.10  $  14.91  $  14.24
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     12.63%     17.27%    (0.97%)   12.20%     6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,478.8   $3,940.8  $3,501.1  $3,103.2  $2,114.0
Ratios to average net assets:
  Expenses.........................      0.59%      0.58%     0.61%     0.60%     0.62%
  Net investment income............      4.13%      4.19%     3.61%     3.22%     3.88%
Portfolio turnover rate............       295%       201%      125%       79%       62%
Average commission rate paid per
  share............................   $0.0554        N/A       N/A       N/A       N/A

                                                     FLEXIBLE MANAGED
                                     -------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,
                                     -------------------------------------------------
                                       1996     1995(A)   1994(A)   1993(A)   1992(A)
                                     --------   --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  17.86   $  15.50  $  16.96  $  16.01  $  16.29
                                     --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.57       0.56      0.47      0.57      0.58
Net realized and unrealized gains
  (losses) on investments..........      1.79       3.15     (1.02)     1.88      0.61
                                     --------   --------  --------  --------  --------
    Total from investment
    operations.....................      2.36       3.71     (0.55)     2.45      1.19
                                     --------   --------  --------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.58)     (0.56)    (0.45)    (0.57)    (0.56)
Distributions from net realized
  gains............................     (1.85)     (0.79)    (0.46)    (0.93)    (0.91)
                                     --------   --------  --------  --------  --------
    Total distributions............     (2.43)     (1.35)    (0.91)    (1.50)    (1.47)
                                     --------   --------  --------  --------  --------
Net Asset Value, end of year.......  $  17.79   $  17.86  $  15.50  $  16.96  $  16.01
                                     --------   --------  --------  --------  --------
                                     --------   --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     13.64%     24.13%    (3.16%)   15.58%     7.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,896.9   $4,261.2  $3,481.5  $3,292.2  $2,435.6
Ratios to average net assets:
  Expenses.........................      0.64%      0.63%     0.66%     0.66%     0.67%
  Net investment income............      3.07%      3.30%     2.90%     3.30%     3.63%
Portfolio turnover rate............       233%       173%      124%       63%       59%
Average commission rate paid per
  share............................   $0.0563        N/A       N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B12 THROUGH B16.

                                      B17

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying Statements of Assets and Liabilities, including the Schedules of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of each of the Conservative Balanced and Flexible Managed Portfolios (collectively the "Portfolios"), two of the fifteen portfolios that comprise The Prudential Series Fund, Inc. at December 31, 1996, the results of each of their operations, the changes in each of their net assets, and each of their financial highlights for the year ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
February 14, 1997

                                      B18

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE PRUDENTIAL SERIES FUND, INC.:

We have audited the accompanying statements of changes in net assets of the Flexible Managed and Conservative Balanced Portfolios (two of the portfolios comprising The Prudential Series Fund, Inc.) for the year ended December 31, 1995, and the financial highlights contained in the prospectus for each of the years in the nine-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the changes in net assets and the financial highlights of each of the respective portfolios of The Prudential Series Fund, Inc. for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Parsippany, New Jersey
February 15, 1996

                                      B19

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER           W. SCOTT McDONALD, JR.,    E. MICHAEL CAULFIELD,
  CHAIRMAN,                  PhD.                       CEO,
  THE PRUDENTIAL SERIES      EXECUTIVE VICE             PRUDENTIAL INVESTMENTS
  FUND, INC.                 PRESIDENT,                 PRESIDENT, THE
                             FAIRLEIGH DICKINSON        PRUDENTIAL SERIES FUND,
                             UNIVERSITY                 INC.

          SAUL K. FENSTER, PhD.              JOSEPH WEBER, PhD.
            PRESIDENT, NEW JERSEY              VICE PRESIDENT,
            INSTITUTE OF TECHNOLOGY            INTERCLASS
                                               (INTERNATIONAL
                                               CORPORATE LEARNING)

                                TAX INFORMATION

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1996) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1996, the Fund paid dividends as follows:

                              ORDINARY DIVIDENDS

                                            SHORT-TERM    LONG-TERM      TOTAL
                                    INCOME CAPITAL GAINS CAPITAL GAINS DIVIDENDS
                                    ------ ------------- ------------- ---------
Conservative Balanced Portfolio      $0.661   $0.047       $0.980       $1.688
Flexible Managed Portfolio            0.577    0.218        1.631        2.426

                                      B20

                                        PART C

                                   OTHER INFORMATION

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

Financial statements of The Prudential Series Fund, Inc. will be filed by Post-Effective Amendment.

(b) Exhibits



  (i) (1)  Articles of Incorporation of The Prudential                          Filed herewith.
           Series Fund, Inc.


      (2)  Supplemental Investment Advisory                                     Incorporated by reference to Post-Effective
           Agreement between The Prudential                                     Amendment No. 28 to this Registration Statement,
           Insurance Company of America and The                                 filed February 1, 1995.
           Prudential Series Fund, Inc.


      (3)  Articles Supplementary to the Articles of                            Filed herewith.
           Incorporation of The Prudential Series
           Fund, Inc.


      (4)  Subadvisory Agreement between The                                    Incorporated by reference to Post-Effective
           Prudential Insurance Company of America                              Amendment No. 28 to this Registration Statement,
           and Jennison Associates Capital Corp.                                filed February 1, 1995.


 (ii)    By-laws of The Prudential Series Fund,                                 Filed herewith.
         Inc., as amended February 16, 1990.

  (v)      (1) Investment Advisory Agreement, as amended                        Filed herewith.
               July 14, 1988 between The Prudential Insurance Company
               of America and The Prudential Series Fund, Inc.

           (2) Service Agreement between The                                    Filed herewith.
               Prudential Insurance Company of America
               and The Prudential Investment Corporation.

 (vi)    Distribution Agreement between The
         Prudential Series Fund, Inc. and Pruco Securities Corporation.         Filed herewith.

(viii)(1)  Custodian Agreement between Chase                                    Filed herewith.
           Manhattan Bank (formerly Chemical Bank
           and Manufacturers Hanover Trust
           Company) and The Prudential Series Fund, Inc.

      (1)(a) Addendum #2 to Custodian Contract                                  Incorporated by reference to Post-Effective
             Between Chase Manhattan Bank and                                   Amendment No. 32 to this Registration Statement,
             The Prudential Series Fund, Inc.                                   filed February 28, 1997.

      (2)  Custodian Agreement between Brown                                    Filed herewith.
           Brothers Harriman & Co. and The
           Prudential Series Fund, Inc.

(ix)  (1)  Indemnification Agreement                                            Filed herewith.
           Regarding Reg. No. 33-49994.

      (2)  Indemnification Agreement                                            Filed herewith.
           Regarding Reg. No. 33-57186.

(xi)  (1)  Consent of Deloitte & Touche LLP                                     Filed herewith.
           independent auditors.

      (2)  Consent of Price Waterhouse LLP independent                          Filed herewith.
           accountants.





(xvii)Powers of Attorney:

      (a) Messrs. Caulfield, Fenster, McDonald, Melzer, Weber                   Incorporated by reference to Post-Effective
                                                                                Amendment No. 31 to this Registration Statement,
                                                                                Filed April 26, 1996.

      (b) Mr. Stark                                                             Incorporated by reference to Post-Effective
                                                                                Amendment No. 32 to this Registration Statement,
                                                                                filed February 28, 1997.


27.   Financial Data Schedule                                                   Filed herewith.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

All of Registrant's outstanding securities are owned by The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company organized under the laws of New Jersey, and the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24 (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a corporation organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a corporation organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.

Registrant's shares will be voted in proportion to the directions of persons having interests in the above-referenced separate accounts. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.


The subsidiaries of Prudential are set forth in Schedule D of Prudential's Annual Statement as shown on the following pages. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. The Gibraltar Fund is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of Prudential which are registered as open-end, diversified management investment companies) and The Prudential Variable Contract Account-24 (separate account of Prudential which is registered as a unit investment trust under the Act).


Form 1
                       ANNUAL STATEMENT FOR THE YEAR 1995 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                               SCHEDULE D -- PART 6 -- SECTION 1
                             Valuation of Shares of Subsidiary, Controlled or Affiliated Companies

------------------------------------------------------------------------------------------------------------------------------
|              |                           1                           |        2       |        3        |        4         |
|              |                                                       |                |                 |  Do Insurer's    |
|              |                                                       |      NAIC      |      NAIC       | Admitted Assets  |
|    CUSIP     |                     Description                       |  Company Code  |    Valuation    |Include Intangible|
|   Identi-    |            Name of Subsidiary, Controlled or          |       or       |     Method      | Assets Connected |
|   fication   |                  Affiliated Company                   |  Alien Insurer | (Sec. 5 (B) (a) |   with Holding   |
|              |                                                       | Identification |of NAIC Purposes |     of Such      |
|              |                                                       |     Number     |and Proc. Manual)| Company's Stock? |
|--------------|-------------------------------------------------------|----------------|-----------------|------------------|
|              | PREFERRED STOCK - ALIEN INSURER                       |                |                 |                  |
|  74429#120   |Prudential of America Life Ins. Co. (Canada) Class A   |        68241   |   5(B)(a)(vi)   |        NO        |
|  74429#138   |Prudential of America Life Ins. Co. (Canada) Class B   |        68241   |   5(B)(a)(vi)   |        NO        |
|  74429#146   |Prudential of America Life Ins. Co. (Canada) Class C   |        68241   |   5(B)(a)(vi)   |        NO        |
|  74429*116   |Prudential of America General Ins. Company (Canada)    |   AA-1560717   |   5(B)(a)(vi)   |        NO        |
|----------------------------------------------------------------------------------------------------------------------------|
| 0499999 PREFERRED STOCK - ALIEN INSURER                                                                                    |
|----------------------------------------------------------------------------------------------------------------------------|
|              | PREFERRED STOCK - OTHER AFFILIATES                    |                |                 |                  |
|  74438*115   |Prudential Timber Investments, Inc.                    |   non-insurer  |   5(B)(a)(vi)   |        NO        |
|  G6993*110   |PIC Holdings, Ltd.                                     |   non-insurer  |   5(B)(a)(ii)   |        NO        |
|----------------------------------------------------------------------------------------------------------------------------|
| 0799999 PREFERRED STOCK - OTHER AFFILIATES                                                                                 |
|----------------------------------------------------------------------------------------------------------------------------|
| 0899999 TOTAL - PREFERRED STOCKS                                                                                           |
|----------------------------------------------------------------------------------------------------------------------------|
|              | COMMON STOCK - U.S. PROPERTY & CASUALTY INSURER       |                |                 |                  |
|  37465@108   |Gibraltar Casualty Company                             |        35947   |  5(B)(a)(iii)   |        NO        |
|----------------------------------------------------------------------------------------------------------------------------|
| 1099999 COMMON STOCK - U.S. PROPERTY & CASUALTY INSURER                                                                    |
|----------------------------------------------------------------------------------------------------------------------------|
|              | COMMON STOCK - U.S. LIFE INSURER                      |                |                 |                  |
|  74408#109   |Pruco Life Insurance Company                           |        79227   |  5(B)(a)(iii)   |        NO        |
|  74445@106   |Prudential HealthCare and Life Insurance Co. of America|        74020   |  5(B)(a)(iii)   |        NO        |
|----------------------------------------------------------------------------------------------------------------------------|
| 1199999 COMMON STOCK - U.S. LIFE INSURER                                                                                   |
|----------------------------------------------------------------------------------------------------------------------------|
|              | COMMON STOCK - ALIEN INSURER                          |                |                 |                  |
|  E7415#105   |PRICOA Vida, Sociedad Anonima de Seguros y Reaseguros  |   AA-1840004   |  5(B)(a)(vii)   |        NO        |
|  T7415#109   |PRICOA Vita, S.p.A.                                    |   AA-1360003   |  5(B)(a)(vii)   |       YES        |
|  74429*108   |Prudential of America General Ins. Company (Canada)    |   AA-1560717   |  5(B)(a)(vii)   |        NO        |
|  74429#104   |Prudential of America Life Ins. (Canada) Series 1      |        68241   |  5(B)(a)(vii)   |        NO        |
|  74429#112   |Prudential of America Life Ins. (Canada) Series 2      |        68241   |  5(B)(a)(vii)   |        NO        |
|  Y7443@101   |The Prudential Life Insurance Company of Korea, Ltd.   |   AA-0130001   |  5(B)(a)(vii)   |        NO        |
|  J7443#106   |The Prudential Life Insurance Company, Ltd.            |   AA-1580001   |  5(B)(a)(vii)   |        NO        |
|----------------------------------------------------------------------------------------------------------------------------|
| 1299999 COMMON STOCK - ALIEN INSURER                                                                                       |
|----------------------------------------------------------------------------------------------------------------------------|
|              | COMMON STOCK - INVESTMENT SUBSIDIARY                  |                |                 |                  |
|  42223@101   |Health Ventures Partner                                |   non-insurer  |    5(B)(a)(i)   |        NO        |
|  69337*109   |PIC Realty, Canada, Limited                            |   non-insurer  |   5(B)(a)(ii)   |       YES        |
|  74430#101   |Prudential Mortgage Asset Corporation                  |   non-insurer  |   5(B)(a)(ii)   |        NO        |
|  74430*105   |Prudential Mortgage Asset Corporation II               |   non-insurer  |   5(B)(a)(ii)   |        NO        |
|  74390@101   |Prudential Realty Securities II, Inc.                  |   non-insurer  |    5(B)(a)(i)   |        NO        |
|  74446#103   |PruLease, Inc.                                         |   non-insurer  |    5(B)(a)(i)   |        NO        |
|----------------------------------------------------------------------------------------------------------------------------|
| 1499999 COMMON STOCK - INVESTMENT SUBSIDIARY                                                                               |
|----------------------------------------------------------------------------------------------------------------------------|
|              | COMMON STOCK - OTHER AFFILIATES                       |                |                 |                  |
|  45638*105   |Industrial Trust Company                               |   non-insurer  |   5(B)(a)(iv)   |       YES        |
|  47620*101   |Jennison Associates Capital Corp.                      |   non-insurer  |   5(B)(a)(iv)   |       YES        |
|  69332#100   |PGR Advisors I, Inc.                                   |   non-insurer  |    5(B)(a)(i)   |        NO        |
|  G6933*102   |PIC Holdings, Ltd.                                     |   non-insurer  |   5(B)(a)(ii)   |       YES        |
|  74058*106   |PREMISYS Real Estate Services, Inc.                    |   non-insurer  |    5(B)(a)(i)   |        NO        |
|  74408@101   |PRUCO, Inc.                                            |   non-insurer  |   5(B)(a)(ii)   |       YES        |
|  74445#104   |Prudential Direct Distributors, Inc.                   |   non-insurer  |   5(B)(a)(ii)   |        NO        |
|  74433@100   |Prudential Fund Management Canada, Limited             |   non-insurer  |   5(B)(a)(ii)   |        NO        |
|  74446*107   |Prudential Global Funding, Inc.                        |   non-insurer  |    5(B)(a)(i)   |        NO        |
|  74440@101   |Prudential Homes Corporation                           |   non-insurer  |    5(B)(a)(i)   |        NO        |
|  74444*109   |Prudential Mutual Fund Management, Inc.                |   non-insurer  |   5(B)(a)(ii)   |        NO        |
|  74442@109   |Prudential Private Placement Investors, Inc.           |   non-insurer  |    5(B)(a)(i)   |        NO        |
|  74443@108   |Prudential Select Holdings, Inc.                       |   non-insurer  |   5(B)(a)(ii)   |       YES        |
|  74441#108   |Prudential Service Bureau, Inc.                        |   non-insurer  |    5(B)(a)(i)   |        NO        |
|  74441@100   |PruServicos Participacoes, S.A.                        |   non-insurer  |  5(B)(a)(vii)   |        NO        |
|  76111#102   |Residential Services Corporation of America            |   non-insurer  |   5(B)(a)(iv)   |       YES        |
|  74437#104   |The Prudential Investment Corporation                  |   non-insurer  |   5(B)(a)(ii)   |        NO        |
|  74390*103   |The Prudential Real Estate Affiliates, Inc.            |   non-insurer  |   5(B)(a)(ii)   |       YES        |
|  91204*103   |U.S. High Yield Management Company                     |   non-insurer  |    5(B)(a)(i)   |        NO        |
|              |                                                       |                |                 |                  |
|              |                                                       |                |                 |                  |
|              |                                                       |                |                 |                  |
|              |                                                       |                |                 |                  |
|              |                                                       |                |                 |                  |
|              |                                                       |                |                 |                  |
|              |                                                       |                |                 |                  |
|----------------------------------------------------------------------------------------------------------------------------|
| 1599999 COMMON STOCK - OTHER AFFILIATES                                                                                    |
|----------------------------------------------------------------------------------------------------------------------------|
| 1699999 TOTAL - COMMON STOCKS                                                                                              |
|----------------------------------------------------------------------------------------------------------------------------|
| 1799999 TOTAL - PREFERRED AND COMMON STOCKS                                                                                |
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
|              |                           1                           |      5      |       6       |     Stock of Such       |
|              |                                                       |             |               |    Company Owned by     |
|              |                                                       |   If Yes,   |               |Insurer on Statement Date|
|    CUSIP     |                     Description                       |  Amount of  |   Statement   |                         |
|   Identi-    |            Name of Subsidiary, Controlled or          |    Such     |     Value     |-------------------------|
|   fication   |                  Affiliated Company                   |  Intangible |               |     7      |     8      |
|              |                                                       |    Assets   |               |   No. of   |    % of    |
|              |                                                       |             |               |   Shares   |Outstanding |
|--------------|-------------------------------------------------------|-------------|---------------|------------|------------|
|              | PREFERRED STOCK - ALIEN INSURER                       |             |               |            |            |
|  74429#120   |Prudential of America Life Ins. Co. (Canada) Class A   |         N/A |     6,545,454 |     60,000 |        100 |
|  74429#138   |Prudential of America Life Ins. Co. (Canada) Class B   |         N/A |     9,681,818 |     88,750 |        100 |
|  74429#146   |Prudential of America Life Ins. Co. (Canada) Class C   |         N/A |    10,909,090 |    100,000 |        100 |
|  74429*116   |Prudential of America General Ins. Company (Canada)    |         N/A |    10,000,000 |    100,000 |        100 |
|------------------------------------------------------------------------------------|---------------|------------|------------|
| 0499999 PREFERRED STOCK - ALIEN INSURER                                          0 |    37,136,362 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------|---------------|------------|------------|
|              | PREFERRED STOCK - OTHER AFFILIATES                    |             |               |            |            |
|  74438*115   |Prudential Timber Investments, Inc.                    |         N/A |       875,461 |          7 |        100 |
|  G6993*110   |PIC Holdings, Ltd.                                     |         N/A |    11,873,000 |  7,750,000 |        100 |
|------------------------------------------------------------------------------------|---------------|------------|------------|
| 0799999 PREFERRED STOCK - OTHER AFFILIATES                                       0 |    12,748,461 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------|---------------|------------|------------|
| 0899999 TOTAL - PREFERRED STOCKS                                                 0 |             0 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------|---------------|------------|------------|
|              | COMMON STOCK - U.S. PROPERTY & CASUALTY INSURER       |             |               |            |            |
|  37465@108   |Gibraltar Casualty Company                             |         N/A |    20,947,158 |      2,000 |        100 |
|------------------------------------------------------------------------------------|---------------|------------|------------|
| 1099999 COMMON STOCK - U.S. PROPERTY & CASUALTY INSURER                          0 |    20,947,158 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------|---------------|------------|------------|
|              | COMMON STOCK - U.S. LIFE INSURER                      |             |               |            |            |
|  74408#109   |Pruco Life Insurance Company                           |         N/A |   833,277,789 |    250,000 |        100 |
|  74445@106   |Prudential HealthCare and Life Insurance Co. of America|         N/A |     9,840,532 |    500,000 |        100 |
|------------------------------------------------------------------------------------|---------------|------------|------------|
| 1199999 COMMON STOCK - U.S. LIFE INSURER                                         0 |   843,118,321 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------|---------------|------------|------------|
|              | COMMON STOCK - ALIEN INSURER                          |             |               |            |            |
|  E7415#105   |PRICOA Vida, Sociedad Anonima de Seguros y Reaseguros  |         N/A |     3,441,206 |     63,662 |        100 |
|  T7415#109   |PRICOA Vita, S.p.A.                                    |     700,380 |     4,308,314 | 20,000,000 |        100 |
|  74429*108   |Prudential of America General Ins. Company (Canada)    |         N/A |    34,499,000 |    183,436 |        100 |
|  74429#104   |Prudential of America Life Ins. (Canada) Series 1      |         N/A |    (5,917,508)|     25,000 |        100 |
|  74429#112   |Prudential of America Life Ins. (Canada) Series 2      |         N/A |      (311,448)|     12,500 |         50 |
|  Y7443@101   |The Prudential Life Insurance Company of Korea, Ltd.   |         N/A |    21,021,792 |  2,640,000 |        100 |
|  J7443#106   |The Prudential Life Insurance Company, Ltd.            |         N/A |    73,756,384 |    100,000 |        100 |
|------------------------------------------------------------------------------------|---------------|------------|------------|
| 1299999 COMMON STOCK - ALIEN INSURER                                       700,380 |   130,797,740 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------|---------------|------------|------------|
|              | COMMON STOCK - INVESTMENT SUBSIDIARY                  |             |               |            |            |
|  42223@101   |Health Ventures Partner                                |         N/A |    23,025,205 |      1,000 |        100 |
|  69337*109   |PIC Realty, Canada, Limited                            |     285,715 |    33,499,753 | 16,561,003 |        100 |
|  74430#101   |Prudential Mortgage Asset Corporation                  |         N/A |    (3,426,000)|      1,000 |        100 |
|  74430*105   |Prudential Mortgage Asset Corporation II               |         N/A |        49,000 |        500 |         50 |
|  74390@101   |Prudential Realty Securities II, Inc.                  |         N/A |   126,565,461 |        115 |         87 |
|  74446#103   |PruLease, Inc.                                         |         N/A |   167,451,432 |      3,100 |        100 |
|------------------------------------------------------------------------------------|---------------|------------|------------|
| 1499999 COMMON STOCK - INVESTMENT SUBSIDIARY                               285,715 |   347,164,851 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------|---------------|------------|------------|
|              | COMMON STOCK - OTHER AFFILIATES                       |             |               |            |            |
|  45638*105   |Industrial Trust Company                               |       2,379 |        89,653 |        451 |        100 |
|  47620*101   |Jennison Associates Capital Corp.                      |  11,255,718 |    27,833,378 |    913,498 |        100 |
|  69332#100   |PGR Advisors I, Inc.                                   |         N/A |       967,467 |        100 |        100 |
|  G6933*102   |PIC Holdings, Ltd.                                     |   2,078,209 |    53,781,433 | 27,826,498 |        100 |
|  74058*106   |PREMISYS Real Estate Services, Inc.                    |         N/A |    (3,274,892)|         97 |        100 |
|  74408@101   |PRUCO, Inc.                                            |  11,452,264 | 2,536,645,866 |         94 |        100 |
|  74445#104   |Prudential Direct Distributors, Inc.                   |         N/A |        50,000 |        100 |        100 |
|  74433@100   |Prudential Fund Management Canada, Limited             |         N/A |     1,146,261 |     50,000 |        100 |
|  74446*107   |Prudential Global Funding, Inc.                        |         N/A |    15,562,582 |        100 |        100 |
|  74440@101   |Prudential Homes Corporation                           |         N/A |     5,950,735 |          1 |        100 |
|  74444*109   |Prudential Mutual Fund Management, Inc.                |         N/A |    17,144,146 |        150 |         15 |
|  74442@109   |Prudential Private Placement Investors, Inc.           |         N/A |        39,737 |     40,000 |        100 |
|  74443@108   |Prudential Select Holdings, Inc.                       |   1,262,549 |    20,113,528 |     44,977 |        100 |
|  74441#108   |Prudential Service Bureau, Inc.                        |         N/A |     7,973,150 |        100 |        100 |
|  74441@100   |PruServicos Participacoes, S.A.                        |         N/A |     7,623,745 |    422,168 |        100 |
|  76111#102   |Residential Services Corporation of America            |     489,000 |    79,283,081 |      1,000 |        100 |
|  74437#104   |The Prudential Investment Corporation                  |         N/A |   201,442,158 |         86 |        100 |
|  74390*103   |The Prudential Real Estate Affiliates, Inc.            |  12,429,000 |    13,851,957 |        100 |        100 |
|  91204*103   |U.S. High Yield Management Company                     |         N/A |         1,000 |        100 |        100 |
|              |                                                       |             |               |            |            |
|              |                                                       |             |               |            |            |
|              |                                                       |             |               |            |            |
|              |                                                       |             |               |            |            |
|              |                                                       |             |               |            |            |
|              |                                                       |             |               |            |            |
|              |                                                       |             |               |            |            |
|----------------------------------------------------------------------|-------------|---------------|------------|------------|
| 1599999 COMMON STOCK - OTHER AFFILIATES                              |  38,969,119 | 2,986,224,985 |   X X X    |   X X X    |
|----------------------------------------------------------------------|-------------|---------------|------------|------------|
| 1699999 TOTAL - COMMON STOCKS                                        |  39,955,214 | 4,328,253,055 |   X X X    |   X X X    |
|----------------------------------------------------------------------|-------------|---------------|------------|------------|
| 1799999 TOTAL - PREFERRED AND COMMON STOCKS                          |  39,955,214 | 4,378,137,878 |   X X X    |   X X X    |
--------------------------------------------------------------------------------------------------------------------------------

(a)  Total of Line 1799999, col. 5 does not include intangible assets of $34,538,000 of Prudential Residential Services, L.P.
     which is a partnership reported on Schedule BA.

Amount of Insurer's Capital and Surplus (Page 3, Line 38 of previous year's statement filed by the insurer with its
domiciliary insurance dept.):   $7,448,951,321 .

Note: Includes only affiliates that are subsidiaries as defined by the New Jersey Statute 17B:20-4.; that is, where a majority of the voting stock is owned or controlled, direclty or indirectly.




Form 1
                     ANNUAL STATEMENT FOR THE YEAR 1995 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                             SCHEDULE D -- PART 6 -- SECTION 2

-------------------------------------------------------------------------------------------------------------------------
|        |                                                        |                                                     |
|        |                                                        |                                                     |
|        |                           1                            |                         2                           |
|        |                                                        |                                                     |
| CUSIP  |                                                        |              Name of Company Listed in              |
|Identi- |                Name of Lower-tier Company              |           Section 1 Which Controls Lower-tier       |
|fication|                                                        |                      Company                        |
|        |                                                        |                                                     |
|--------|--------------------------------------------------------|-----------------------------------------------------|
|        |  PREFERRED STOCKS                                      |                                                     |
|        | Clivwell Securities, Ltd.                              |                 PIC Holdings, Ltd.                  |
|        | PRICOA Investment Company                              |                 PIC Holdings, Ltd.                  |
|        | Prudential Capital and Investment Services, Inc.       |                    PRUCO, Inc.                      |
|        |   Lapine Holding Company                               |                    PRUCO, Inc.                      |
|        | Prudential Securities Group, Inc.                      |                    PRUCO, Inc.                      |
|        |   Prudential Asia Investments Limited                  |                    PRUCO, Inc.                      |
|        | The Prudential Asset Management Company, Inc.          |         The Prudential Investment Corporation       |
|        |   Prudential Asia Investments Limited                  |         The Prudential Investment Corporation       |
|-----------------------------------------------------------------------------------------------------------------------|
| 0199999 PREFERRED STOCKS                                                                                              |
|-----------------------------------------------------------------------------------------------------------------------|
|        |  COMMON STOCKS                                         |                                                     |
|        | Major Escrow Corp.                                     |   (a)   Prudential Residential Services, L.P.       |
|        | ML/MSB Acquisition, Inc.                               |         Prudential Residential Services, L.P.       |
|        | PRICOA Relocation Management, Ltd.                     |         Prudential Residential Services, L.P.       |
|        | PRS Escrow Services, Inc.                              |         Prudential Residential Services, L.P.       |
|        | Prudential Community Interaction Consulting, Inc.      |         Prudential Residential Services, L.P.       |
|        | Prudential New York Homes Corporation                  |         Prudential Residential Services, L.P.       |
|        | Prudential Relocation Management Company of Canada Ltd.|         Prudential Residential Services, L.P.       |
|        | Prudential Resources Management Asia, Limited          |         Prudential Residential Services, L.P.       |
|        | The Relocation Funding Corporation of America          |         Prudential Residential Services, L.P.       |
|        | JACC Services Corp.                                    |           Jennison Associates Capital Corp.         |
|        | Clivwell Securities, Ltd.                              |                 PIC Holdings, Ltd.                  |
|        | PRICOA Capital Group, Ltd.                             |                 PIC Holdings, Ltd.                  |
|        | PRICOA Funding, Ltd.                                   |                 PIC Holdings, Ltd.                  |
|        |   PRICOA Investment Company                            |                 PIC Holdings, Ltd.                  |
|        | PRICOA Property Investment Management Limited          |                 PIC Holdings, Ltd.                  |
|        |   Northern Retail Properties (General Partner) Limited |                 PIC Holdings, Ltd.                  |
|        |   PRICOA P.I.M. (Regulated) Ltd.                       |                 PIC Holdings, Ltd.                  |
|        |   TransEuropean Properties (General Partner) Ltd.      |                 PIC Holdings, Ltd.                  |
|        | PRICOA Realty Group Ltd.                               |                 PIC Holdings, Ltd.                  |
|        | PREMISYS Real Estate Services, Inc. of Colorado        |        PREMISYS Real Estate Services, Inc.          |
|        | PRICOA Invest Sociedad Anonima, S.G.C.                 | PRICOA Vida, Sociedad Anonima de Seguros y Reaseguro|
|        | Capital Agricultural Property Services, Inc.           |                    PRUCO, Inc.                      |
|        | Flor-Ag Corporation                                    |                    PRUCO, Inc.                      |
|        | P.G. Realty, Inc.                                      |                    PRUCO, Inc.                      |
|        | PIC Realty Corporation                                 |                    PRUCO, Inc.                      |
|        | PRICOA Vida, Sociedad Anonima de Seguros y Reaseguros  |                    PRUCO, Inc.                      |
|        | Pruco Securities Corporation                           |                    PRUCO, Inc.                      |
|        | GIB Laboratories, Inc.                                 |                    PRUCO, Inc.                      |
|        | Prudential Agricultural Credit, Inc.                   |                    PRUCO, Inc.                      |
|        | Prudential Capital and Investment Services, Inc.       |                    PRUCO, Inc.                      |
|        |   Lapine Holding Company                               |                    PRUCO, Inc.                      |
|        |     Lapine Technology Corporation                      |                    PRUCO, Inc.                      |
|        |   Prudential Securities Group Inc. - Series A          |                    PRUCO, Inc.                      |
|        |   Prudential Securities Group Inc. - Series B          |                    PRUCO, Inc.                      |
|        |     Bache Insurance Agency of Arkansas, Inc.           |                    PRUCO, Inc.                      |
|        |     Bache Insurance Agency of Louisiana, Inc.          |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (Germany) Inc.       |                    PRUCO, Inc.                      |
|        |     BraeLoch Successor Corporation                     |                    PRUCO, Inc.                      |
|        |       BraeLoch Holdings, Inc.                          |                    PRUCO, Inc.                      |
|        |         Graham Resources, Inc.                         |                    PRUCO, Inc.                      |
|        |           Graham Depository Company II                 |                    PRUCO, Inc.                      |
|        |           Graham Energy, Ltd.                          |                    PRUCO, Inc.                      |
|        |           Graham Exploration, Ltd.                     |                    PRUCO, Inc.                      |
|        |           Graham Royalty, Ltd.                         |                    PRUCO, Inc.                      |
|        |             Graham Production Company                  |                    PRUCO, Inc.                      |
|        |           Graham Securities Corporation                |                    PRUCO, Inc.                      |
|        |     PB Bullion Company, Inc.                           |                    PRUCO, Inc.                      |
|        |     PB Services (U.K.)                                 |                    PRUCO, Inc.                      |
|        |     PGR Advisors, Inc.                                 |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Agriculture Inc.                  |                    PRUCO, Inc.                      |
|        |     PBML Custodian Limited                             |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Capital Funding BV                |                    PRUCO, Inc.                      |
|        |       Audley Finance BV                                |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Energy Corp.                      |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Energy Production Inc.            |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Holdings Inc.                     |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Partners Inc.                   |                    PRUCO, Inc.                      |
|        |     Prudential-Bache International Bank S.A.           |                    PRUCO, Inc.                      |
|        |     Prudential-Bache International (U.K.) Limited      |                    PRUCO, Inc.                      |
|        |       Page & Gwyther Holdings Limited                  |                    PRUCO, Inc.                      |
|        |       Page & Gwyther Limited                           |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Capital Funding (Equities) Ltd. |                    PRUCO, Inc.                      |
|        |         Circle (Nominees) Limited                      |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Capital Funding (Gilts) Limited |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Capital Funding (Money Brokers) |                                                     |
|        |        Limited                                         |                    PRUCO, Inc.                      |
|        |       Prudential-Bache (Futures) Limited               |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Investor Services Inc.            |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Investor Services II, Inc.        |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Leasing Inc.                      |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Minerals Inc.                     |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Program Services Inc.             |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Properties Inc.                   |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Real Estate, Inc.                 |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Securities (Australia) Limited    |                    PRUCO, Inc.                      |
|        |       Bache Nominees Ltd.                              |                    PRUCO, Inc.                      |
|        |       Corcarr Funds Management Limited                 |                    PRUCO, Inc.                      |
|        |       Corcarr Management Pty. Limited                  |                    PRUCO, Inc.                      |
-------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
|        |                                                        |                        |  Stock in Lower-tier    |
|        |                                                        |                        |     Company Owned       |
|        |                           1                            |          3             | Indirectly by Insurer   |
|        |                                                        |                        |    on Statement Date    |
| CUSIP  |                                                        | Amount of Intangible   |-------------------------|
|Identi- |                Name of Lower-tier Company              |  Assets Included in    |     4      |     5      |
|fication|                                                        |    Amount Shown in     |   No. of   |    % of    |
|        |                                                        |  Column 5, Section 1   |   Shares   |Outstanding |
|--------|--------------------------------------------------------|------------------------|------------|------------|
|        |  PREFERRED STOCKS                                      |                        |            |            |
|        | Clivwell Securities, Ltd.                              |          N/A           |  7,750,000 |        100 |
|        | PRICOA Investment Company                              |          N/A           | 96,238,075 |        100 |
|        | Prudential Capital and Investment Services, Inc.       |          N/A           |        N/A |        N/A |
|        |   Lapine Holding Company                               |          N/A           |  7,499,999 |        100 |
|        | Prudential Securities Group, Inc.                      |          N/A           |        N/A |        N/A |
|        |   Prudential Asia Investments Limited                  |          N/A           | 12,500,000 |         50 |
|        | The Prudential Asset Management Company, Inc.          |          N/A           |        N/A |        N/A |
|        |   Prudential Asia Investments Limited                  |          N/A           | 12,500,000 |         50 |
|------------------------------------------------------------------------------------------|------------|------------|
|  0199999 PREFERRED STOCKS                                                              0 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------------|------------|------------|
|        |  COMMON STOCKS                                         |                        |            |            |
|        | Major Escrow Corp.                                     |          N/A           |      1,000 |        100 |
|        | ML/MSB Acquisition, Inc.                               |          N/A           |      1,000 |        100 |
|        | PRICOA Relocation Management, Ltd.                     |          N/A           |         99 |        100 |
|        | PRS Escrow Services, Inc.                              |          N/A           |        375 |        100 |
|        | Prudential Community Interaction Consulting, Inc.      |          N/A           |      1,000 |        100 |
|        | Prudential New York Homes Corporation                  |          N/A           |      1,000 |        100 |
|        | Prudential Relocation Management Company of Canada Ltd.|          N/A           |      1,000 |        100 |
|        | Prudential Resources Management Asia, Limited          |          N/A           |     10,000 |        100 |
|        | The Relocation Funding Corporation of America          |          N/A           |      1,000 |        100 |
|        | JACC Services Corp.                                    |          N/A           |    100,000 |        100 |
|        | Clivwell Securities, Ltd.                              |          N/A           | 13,266,766 |        100 |
|        | PRICOA Capital Group, Ltd.                             |          N/A           |  2,751,000 |        100 |
|        | PRICOA Funding, Ltd.                                   |          N/A           |  9,658,832 |        100 |
|        |   PRICOA Investment Company                            |          N/A           |     15,000 |        100 |
|        | PRICOA Property Investment Management Limited          |             2,078,209  |          2 |        100 |
|        |   Northern Retail Properties (General Partner) Limited |          N/A           |     10,000 |        100 |
|        |   PRICOA P.I.M. (Regulated) Ltd.                       |          N/A           |     10,000 |        100 |
|        |   TransEuropean Properties (General Partner) Ltd.      |          N/A           |     40,000 |        100 |
|        | PRICOA Realty Group Ltd.                               |          N/A           |    150,010 |        100 |
|        | PREMISYS Real Estate Services, Inc. of Colorado        |          N/A           |         80 |         80 |
|        | PRICOA Invest Sociedad Anonima, S.G.C.                 |          N/A           |    222,050 |        100 |
|        | Capital Agricultural Property Services, Inc.           |               485,202  |         95 |        100 |
|        | Flor-Ag Corporation                                    |          N/A           |         50 |        100 |
|        | P.G. Realty, Inc.                                      |          N/A           |      2,500 |        100 |
|        | PIC Realty Corporation                                 |          N/A           |        236 |        100 |
|        | PRICOA Vida, Sociedad Anonima de Seguros y Reaseguros  |          N/A           |         26 |less than 1 |
|        | Pruco Securities Corporation                           |          N/A           |        995 |        100 |
|        | GIB Laboratories, Inc.                                 |          N/A           |     50,000 |        100 |
|        | Prudential Agricultural Credit, Inc.                   |          N/A           |        999 |        100 |
|        | Prudential Capital and Investment Services, Inc.       |          N/A           |         99 |        100 |
|        |   Lapine Holding Company                               |          N/A           | 12,499,999 |         71 |
|        |     Lapine Technology Corporation                      |          N/A           |          1 |        100 |
|        |   Prudential Securities Group Inc. - Series A          |             6,832,173  |        100 |        100 |
|        |   Prudential Securities Group Inc. - Series B          |          N/A           |         57 |        100 |
|        |     Bache Insurance Agency of Arkansas, Inc.           |          N/A           |        100 |        100 |
|        |     Bache Insurance Agency of Louisiana, Inc.          |          N/A           |        100 |        100 |
|        |       Prudential-Bache Securities (Germany) Inc.       |          N/A           |        100 |        100 |
|        |     BraeLoch Successor Corporation                     |          N/A           |    330,000 |        100 |
|        |       BraeLoch Holdings, Inc.                          |          N/A           |  7,758,803 |        100 |
|        |         Graham Resources, Inc.                         |          N/A           |  7,734,234 |        100 |
|        |           Graham Depository Company II                 |          N/A           |      1,000 |        100 |
|        |           Graham Energy, Ltd.                          |          N/A           |         90 |        100 |
|        |           Graham Exploration, Ltd.                     |          N/A           |        130 |        100 |
|        |           Graham Royalty, Ltd.                         |          N/A           |         20 |        100 |
|        |             Graham Production Company                  |          N/A           |         50 |        100 |
|        |           Graham Securities Corporation                |          N/A           |     20,000 |        100 |
|        |     PB Bullion Company, Inc.                           |          N/A           |         50 |        100 |
|        |     PB Services (U.K.)                                 |          N/A           | 56,600,000 |        100 |
|        |     PGR Advisors, Inc.                                 |          N/A           |      1,000 |        100 |
|        |     Prudential-Bache Agriculture Inc.                  |          N/A           |        100 |        100 |
|        |     PBML Custodian Limited                             |          N/A           |  5,000,000 |        100 |
|        |     Prudential-Bache Capital Funding BV                |          N/A           |     40,000 |        100 |
|        |       Audley Finance BV                                |          N/A           |     40,000 |        100 |
|        |     Prudential-Bache Energy Corp.                      |          N/A           |          1 |        100 |
|        |     Prudential-Bache Energy Production Inc.            |          N/A           |        100 |        100 |
|        |     Prudential-Bache Holdings Inc.                     |          N/A           |         50 |        100 |
|        |       Prudential-Bache Partners Inc.                   |          N/A           |          1 |        100 |
|        |     Prudential-Bache International Bank S.A.           |          N/A           |      6,000 |        100 |
|        |     Prudential-Bache International (U.K.) Limited      |          N/A           | 21,456,265 |        100 |
|        |       Page & Gwyther Holdings Limited                  |          N/A           |  2,000,000 |        100 |
|        |       Page & Gwyther Limited                           |          N/A           |  3,000,000 |        100 |
|        |       Prudential-Bache Capital Funding (Equities) Ltd. |          N/A           | 11,500,000 |        100 |
|        |         Circle (Nominees) Limited                      |          N/A           |          2 |        100 |
|        |       Prudential-Bache Capital Funding (Gilts) Limited |          N/A           | 25,000,000 |        100 |
|        |       Prudential-Bache Capital Funding (Money Brokers) |                        |            |            |
|        |        Limited                                         |          N/A           | 10,000,000 |        100 |
|        |       Prudential-Bache (Futures) Limited               |          N/A           |  7,500,000 |        100 |
|        |     Prudential-Bache Investor Services Inc.            |          N/A           |        100 |        100 |
|        |     Prudential-Bache Investor Services II, Inc.        |          N/A           |        100 |        100 |
|        |     Prudential-Bache Leasing Inc.                      |          N/A           |        500 |        100 |
|        |     Prudential-Bache Minerals Inc.                     |          N/A           |        100 |        100 |
|        |     Prudential-Bache Program Services Inc.             |          N/A           |        100 |        100 |
|        |     Prudential-Bache Properties Inc.                   |          N/A           |          1 |        100 |
|        |     Prudential-Bache Real Estate, Inc.                 |          N/A           |      5,000 |        100 |
|        |     Prudential-Bache Securities (Australia) Limited    |          N/A           | 10,000,000 |        100 |
|        |       Bache Nominees Ltd.                              |          N/A           |          4 |        100 |
|        |       Corcarr Funds Management Limited                 |          N/A           |     50,050 |        100 |
|        |       Corcarr Management Pty. Limited                  |          N/A           |          2 |        100 |
----------------------------------------------------------------------------------------------------------------------

(a)  Prudential Residential Services, L.P. is a partnership which is reported on Schedule BA.

Groups of companies which are indented are owned by the company listed immediately above that group in the percentages indicated.



Form 1
                     ANNUAL STATEMENT FOR THE YEAR 1995 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                             SCHEDULE D -- PART 6 -- SECTION 2

-------------------------------------------------------------------------------------------------------------------------
|        |                                                        |                                                     |
|        |                                                        |                                                     |
|        |                           1                            |                         2                           |
|        |                                                        |                                                     |
| CUSIP  |                                                        |              Name of Company Listed in              |
|Identi- |                Name of Lower-tier Company              |           Section 1 Which Controls Lower-tier       |
|fication|                                                        |                      Company                        |
|        |                                                        |                                                     |
|--------|--------------------------------------------------------|-----------------------------------------------------|
|        |       Corcarr Nominees Pty. Limited                    |                    PRUCO, Inc.                      |
|        |       Corcarr Superannuation Pty. Limited              |                    PRUCO, Inc.                      |
|        |       Divsplit Nominees Pty. Limited                   |                    PRUCO, Inc.                      |
|        |       PruBache Nominees Pty. Limited                   |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Trade Services Inc.               |                    PRUCO, Inc.                      |
|        |       PB Trade Ltd.                                    |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Forex (USA) Inc.                |                    PRUCO, Inc.                      |
|        |         Prudential-Bache Forex (Hong Kong) Limited     |                    PRUCO, Inc.                      |
|        |         Prudential-Bache Forex (U.K.) Limited          |                    PRUCO, Inc.                      |
|        |     Prudential-Bache Transfer Agent Services, Inc.     |                    PRUCO, Inc.                      |
|        |     Prudential Securities Incorporated                 |                    PRUCO, Inc.                      |
|        |       Bache & Co. (Lebanon) S.A.L.                     |                    PRUCO, Inc.                      |
|        |       Bache & Co. S.A. de C.V. (Mexico)                |                    PRUCO, Inc.                      |
|        |       Bache Halsey Stuart Shields (Antilles) N.V.      |                    PRUCO, Inc.                      |
|        |       Bache Insurance Agency Incorporated              |                    PRUCO, Inc.                      |
|        |       Bache Insurance of Arizona Inc.                  |                    PRUCO, Inc.                      |
|        |       Bache Insurance of Kentucky, Inc.                |                    PRUCO, Inc.                      |
|        |       Bache Shields Securities Corporation             |                    PRUCO, Inc.                      |
|        |       Banom Corporation                                |                    PRUCO, Inc.                      |
|        |       Gelfand, Quinn & Associates, Inc.                |                    PRUCO, Inc.                      |
|        |       P-B Holding Japan Inc.                           |                    PRUCO, Inc.                      |
|        |         Prudential Securities (Japan) Ltd.             |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Futures Asia Pacific Ltd.       |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Futures (Hong Kong) Limited     |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Nominees (Hong Kong) Limited    |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities Asia Pacific Ltd.    |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (Belgium) Inc.       |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (Espana) S.A.        |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (France) S.A.        |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (Holland) Inc.       |                    PRUCO, Inc.                      |
|        |         Prudential-Bache Securities (Holland) N.V.     |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (Hong Kong) Limited  |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (Luxembourg) Inc.    |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (Monaco) Inc.        |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (Switzerland) Inc.   |                    PRUCO, Inc.                      |
|        |       Prudential-Bache Securities (U.K.) Inc.          |                    PRUCO, Inc.                      |
|        |         Shields Model Roland Company                   |                    PRUCO, Inc.                      |
|        |       Prudential Mutual Fund Management, Inc.          |                    PRUCO, Inc.                      |
|        |         Prudential Mutual Fund Distributors, Inc.      |                    PRUCO, Inc.                      |
|        |         Prudential Mutual Fund Investment              |                                                     |
|        |          Management, Inc.                              |                    PRUCO, Inc.                      |
|        |         Prudential Mutual Fund Services, Inc.          |                    PRUCO, Inc.                      |
|        |       Prudential Securities (Chile) Inc.               |                    PRUCO, Inc.                      |
|        |       Prudential Securities CMO Issuer Inc.            |                    PRUCO, Inc.                      |
|        |       Prudential Securities Futures Management Inc.    |                    PRUCO, Inc.                      |
|        |       Prudential Securities (South America) Inc.       |                    PRUCO, Inc.                      |
|        |         Prudential Securities (Argentina) Inc.         |                    PRUCO, Inc.                      |
|        |         Prudential Securities (Uruguay) S.A.           |                    PRUCO, Inc.                      |
|        |       Shields Model Roland Securities Incorporated     |                    PRUCO, Inc.                      |
|        |     Prudential Securities Lease Holding Inc.           |                    PRUCO, Inc.                      |
|        |     Prudential Securities Municipal Derivatives, Inc.  |                    PRUCO, Inc.                      |
|        |     Prudential Securities Realty Funding Corporation   |                    PRUCO, Inc.                      |
|        |     Prudential Securities Secured Financing Corporation|                    PRUCO, Inc.                      |
|        |     Prudential Securities Structured Assets, Inc.      |                    PRUCO, Inc.                      |
|        |       P-B Finance Ltd.                                 |                    PRUCO, Inc.                      |
|        |     R & D Funding Corp.                                |                    PRUCO, Inc.                      |
|        |     Special Situations Management Inc.                 |                    PRUCO, Inc.                      |
|        |     Seaport Futures Management, Inc.                   |                    PRUCO, Inc.                      |
|        |     Wexford Clearing Services Corporation              |                    PRUCO, Inc.                      |
|        | Prudential Dental Maintenance Organization, Inc.       |                    PRUCO, Inc.                      |
|        | Prudential Direct, Inc.                                |                    PRUCO, Inc.                      |
|        | Prudential Equity Investors, Inc.                      |                    PRUCO, Inc.                      |
|        | Prudential Funding Corporation                         |                    PRUCO, Inc.                      |
|        | Prudential Health Care Plan, Inc.                      |                    PRUCO, Inc.                      |
|        | Prudential Health Care Plan of California, Inc.        |                    PRUCO, Inc.                      |
|        | Prudential Health Care Plan of Connecticut, Inc.       |                    PRUCO, Inc.                      |
|        | Prudential Health Care Plan of Georgia, Inc.           |                    PRUCO, Inc.                      |
|        | Prudential Health Care Plan of New York, Inc.          |                    PRUCO, Inc.                      |
|        | Prudential Institutional Fund Management, Inc.         |                    PRUCO, Inc.                      |
|        | Prudential Holdings, Inc.                              |                    PRUCO, Inc.                      |
|        | Prudential Property and Casualty Insurance Company     |                    PRUCO, Inc.                      |
|        |   Prudential Commercial Insurance Company              |                    PRUCO, Inc.                      |
|        |   Prudential General Insurance Company                 |                    PRUCO, Inc.                      |
|        |   Prudential Insurance Brokerage, Inc.                 |                    PRUCO, Inc.                      |
|        |   The Prudential Property and Casualty General         |                                                     |
|        |    Agency, Inc.                                        |                    PRUCO, Inc.                      |
|        | The Prudential Property and Casualty Insurance Company |                                                     |
|        |  of New Jersey                                         |                    PRUCO, Inc.                      |
|        | Prudential Realty Partnerships, Inc.                   |                    PRUCO, Inc.                      |
|        | Prudential Realty Securities, Inc.                     |                    PRUCO, Inc.                      |
|        | Prudential Realty Securities II, Inc.                  |                    PRUCO, Inc.                      |
|        | Prudential Retirement Services, Inc.                   |                    PRUCO, Inc.                      |
|        | PruServicos Participacoes, S.A.                        |                    PRUCO, Inc.                      |
|        | Prudential Trust Company                               |                    PRUCO, Inc.                      |
|        |   PTC Services, Inc.                                   |                    PRUCO, Inc.                      |
|        | Prudential Uniformed Services Administrators, Inc.     |                    PRUCO, Inc.                      |
|        | The Prudential Bank and Trust Company                  |                    PRUCO, Inc.                      |
|        |   PBT Mortgage Corporation                             |                    PRUCO, Inc.                      |
|        | The Prudential Savings Bank, F.S.B.                    |                    PRUCO, Inc.                      |
|        | PBT Home Equity Holdings                               |                    PRUCO, Inc.                      |
|        | Pruco Life Insurance Company of New Jersey             |            Pruco Life Insurance Company             |
|        | The Prudential Life Insurance Company of Arizona       |            Pruco Life Insurance Company             |
-------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
|        |                                                        |                        |  Stock in Lower-tier    |
|        |                                                        |                        |     Company Owned       |
|        |                           1                            |         3              | Indirectly by Insurer   |
|        |                                                        |                        |    on Statement Date    |
| CUSIP  |                                                        | Amount of Intangible   |-------------------------|
|Identi- |                Name of Lower-tier Company              |  Assets Included in    |     4      |     5      |
|fication|                                                        |    Amount Shown in     |   No. of   |    % of    |
|        |                                                        |  Column 5, Section 1   |   Shares   |Outstanding |
|--------|--------------------------------------------------------|------------------------|------------|------------|
|        |       Corcarr Nominees Pty. Limited                    |          N/A           |          4 |        100 |
|        |       Corcarr Superannuation Pty. Limited              |          N/A           |          4 |        100 |
|        |       Divsplit Nominees Pty. Limited                   |          N/A           |          4 |        100 |
|        |       PruBache Nominees Pty. Limited                   |          N/A           |          2 |        100 |
|        |     Prudential-Bache Trade Services Inc.               |          N/A           |      1,000 |        100 |
|        |       PB Trade Ltd.                                    |          N/A           |    100,000 |        100 |
|        |       Prudential-Bache Forex (USA) Inc.                |          N/A           |        100 |        100 |
|        |         Prudential-Bache Forex (Hong Kong) Limited     |          N/A           |      1,502 |        100 |
|        |         Prudential-Bache Forex (U.K.) Limited          |          N/A           |  3,000,000 |        100 |
|        |     Prudential-Bache Transfer Agent Services, Inc.     |          N/A           |     10,000 |        100 |
|        |     Prudential Securities Incorporated                 |          N/A           |      1,200 |        100 |
|        |       Bache & Co. (Lebanon) S.A.L.                     |          N/A           |      2,000 |        100 |
|        |       Bache & Co. S.A. de C.V. (Mexico)                |          N/A           |         96 |        100 |
|        |       Bache Halsey Stuart Shields (Antilles) N.V.      |          N/A           |         10 |        100 |
|        |       Bache Insurance Agency Incorporated              |          N/A           |        100 |        100 |
|        |       Bache Insurance of Arizona Inc.                  |          N/A           |        100 |        100 |
|        |       Bache Insurance of Kentucky, Inc.                |          N/A           |        100 |        100 |
|        |       Bache Shields Securities Corporation             |          N/A           |      1,200 |        100 |
|        |       Banom Corporation                                |          N/A           |          5 |        100 |
|        |       Gelfand, Quinn & Associates, Inc.                |          N/A           |        100 |        100 |
|        |       P-B Holding Japan Inc.                           |          N/A           |      1,000 |        100 |
|        |         Prudential Securities (Japan) Ltd.             |          N/A           |    200,000 |        100 |
|        |       Prudential-Bache Futures Asia Pacific Ltd.       |          N/A           |        100 |        100 |
|        |       Prudential-Bache Futures (Hong Kong) Limited     |          N/A           |      1,499 |        100 |
|        |       Prudential-Bache Nominees (Hong Kong) Limited    |          N/A           |      1,750 |        100 |
|        |       Prudential-Bache Securities Asia Pacific Ltd.    |          N/A           |        100 |        100 |
|        |       Prudential-Bache Securities (Belgium) Inc.       |          N/A           |        100 |        100 |
|        |       Prudential-Bache Securities (Espana) S.A.        |          N/A           |     10,000 |        100 |
|        |       Prudential-Bache Securities (France) S.A.        |          N/A           |        839 |        100 |
|        |       Prudential-Bache Securities (Holland) Inc.       |          N/A           |        100 |        100 |
|        |         Prudential-Bache Securities (Holland) N.V.     |          N/A           |     40,000 |        100 |
|        |       Prudential-Bache Securities (Hong Kong) Limited  |          N/A           |     49,999 |        100 |
|        |       Prudential-Bache Securities (Luxembourg) Inc.    |          N/A           |        100 |        100 |
|        |       Prudential-Bache Securities (Monaco) Inc.        |          N/A           |        100 |        100 |
|        |       Prudential-Bache Securities (Switzerland) Inc.   |          N/A           |        100 |        100 |
|        |       Prudential-Bache Securities (U.K.) Inc.          |          N/A           |        200 |        100 |
|        |         Shields Model Roland Company                   |          N/A           |     15,000 |        100 |
|        |       Prudential Mutual Fund Management, Inc.          |          N/A           |        850 |         85 |
|        |         Prudential Mutual Fund Distributors, Inc.      |          N/A           |        100 |        100 |
|        |         Prudential Mutual Fund Investment              |                        |            |            |
|        |          Management, Inc.                              |          N/A           |        100 |        100 |
|        |         Prudential Mutual Fund Services, Inc.          |          N/A           |        100 |        100 |
|        |       Prudential Securities (Chile) Inc.               |          N/A           |        100 |        100 |
|        |       Prudential Securities CMO Issuer Inc.            |          N/A           |        100 |        100 |
|        |       Prudential Securities Futures Management Inc.    |          N/A           |        100 |        100 |
|        |       Prudential Securities (South America) Inc.       |          N/A           |        100 |        100 |
|        |         Prudential Securities (Argentina) Inc.         |          N/A           |        100 |        100 |
|        |         Prudential Securities (Uruguay) S.A.           |          N/A           |        100 |        100 |
|        |       Shields Model Roland Securities Incorporated     |          N/A           |         10 |        100 |
|        |     Prudential Securities Lease Holding Inc.           |          N/A           |         20 |        100 |
|        |     Prudential Securities Municipal Derivatives, Inc.  |          N/A           |        100 |        100 |
|        |     Prudential Securities Realty Funding Corporation   |          N/A           |        100 |        100 |
|        |     Prudential Securities Secured Financing Corporation|          N/A           |        100 |        100 |
|        |     Prudential Securities Structured Assets, Inc.      |          N/A           |         99 |        100 |
|        |       P-B Finance Ltd.                                 |          N/A           |          3 |        100 |
|        |     R & D Funding Corp.                                |          N/A           |        100 |        100 |
|        |     Special Situations Management Inc.                 |          N/A           |      1,000 |        100 |
|        |     Seaport Futures Management, Inc.                   |          N/A           |      1,000 |        100 |
|        |     Wexford Clearing Services Corporation              |          N/A           |        100 |        100 |
|        | Prudential Dental Maintenance Organization, Inc.       |          N/A           |         50 |        100 |
|        | Prudential Direct, Inc.                                |          N/A           |        150 |        100 |
|        | Prudential Equity Investors, Inc.                      |          N/A           |      1,000 |        100 |
|        | Prudential Funding Corporation                         |          N/A           |        100 |        100 |
|        | Prudential Health Care Plan, Inc.                      |          N/A           |         99 |        100 |
|        | Prudential Health Care Plan of California, Inc.        |          N/A           |      1,000 |        100 |
|        | Prudential Health Care Plan of Connecticut, Inc.       |          N/A           |      1,000 |        100 |
|        | Prudential Health Care Plan of Georgia, Inc.           |          N/A           |      1,000 |        100 |
|        | Prudential Health Care Plan of New York, Inc.          |          N/A           |        200 |        100 |
|        | Prudential Institutional Fund Management, Inc.         |          N/A           |        100 |        100 |
|        | Prudential Holdings, Inc.                              |          N/A           |      1,000 |        100 |
|        | Prudential Property and Casualty Insurance Company     |          N/A           |        800 |        100 |
|        |   Prudential Commercial Insurance Company              |          N/A           |      2,000 |        100 |
|        |   Prudential General Insurance Company                 |          N/A           |      2,000 |        100 |
|        |   Prudential Insurance Brokerage, Inc.                 |          N/A           |     25,000 |        100 |
|        |   The Prudential Property and Casualty General         |                        |            |            |
|        |    Agency, Inc.                                        |          N/A           |        100 |        100 |
|        | The Prudential Property and Casualty Insurance Company |                        |            |            |
|        |  of New Jersey                                         |          N/A           |        400 |        100 |
|        | Prudential Realty Partnerships, Inc.                   |          N/A           |        100 |        100 |
|        | Prudential Realty Securities, Inc.                     |          N/A           |         95 |        100 |
|        | Prudential Realty Securities II, Inc.                  |          N/A           |         17 |         13 |
|        | Prudential Retirement Services, Inc.                   |          N/A           |        100 |        100 |
|        | PruServicos Participacoes, S.A.                        |          N/A           |          1 |less than 1 |
|        | Prudential Trust Company                               |          N/A           |    300,000 |        100 |
|        |   PTC Services, Inc.                                   |          N/A           |        100 |        100 |
|        | Prudential Uniformed Services Administrators, Inc.     |          N/A           |    500,000 |        100 |
|        | The Prudential Bank and Trust Company                  |          N/A           |    203,996 |        100 |
|        |   PBT Mortgage Corporation                             |          N/A           |      2,250 |        100 |
|        | The Prudential Savings Bank, F.S.B.                    |             4,134,889  |     10,000 |        100 |
|        | PBT Home Equity Holdings                               |          N/A           |      4,000 |        100 |
|        | Pruco Life Insurance Company of New Jersey             |          N/A           |    400,000 |        100 |
|        | The Prudential Life Insurance Company of Arizona       |          N/A           |    200,000 |        100 |
----------------------------------------------------------------------------------------------------------------------

(a)  Prudential Residential Services, L.P. is a partnership which is reported on Schedule BA.

Groups of companies which are indented are owned by the company listed immediately above that group in the percentages indicated.



Form 1
                     ANNUAL STATEMENT FOR THE YEAR 1995 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                             SCHEDULE D -- PART 6 -- SECTION 2

-------------------------------------------------------------------------------------------------------------------------
|        |                                                        |                                                     |
|        |                                                        |                                                     |
|        |                           1                            |                         2                           |
|        |                                                        |                                                     |
| CUSIP  |                                                        |              Name of Company Listed in              |
|Identi- |                Name of Lower-tier Company              |           Section 1 Which Controls Lower-tier       |
|fication|                                                        |                      Company                        |
|        |                                                        |                                                     |
|--------|--------------------------------------------------------|-----------------------------------------------------|
|        | OTIP/RAEO Insurance Company, Inc.                      | Prudential of America General Ins. Company (Canada) |
|        | Prudential-Bache Capital Funding (Swaps) Limited       |          Prudential Global Funding, Inc.            |
|        | Prudential Texas Residential Services Corporation      |            Prudential Homes Corporation             |
|        | Prudential Select Life Insurance Company of America    |           Prudential Select Holdings, Inc.          |
|        | Lender's Service, Inc.                                 |    Residential Services Corporation of America      |
|        |   Lender's Service Title Agency, Inc.                  |    Residential Services Corporation of America      |
|        | Private Label Mortgage Services Corporation            |    Residential Services Corporation of America      |
|        | Residential Information Services, Inc.                 |    Residential Services Corporation of America      |
|        | Securitized Asset Sales, Inc.                          |    Residential Services Corporation of America      |
|        | Securitized Asset Services Corporation                 |    Residential Services Corporation of America      |
|        | The Prudential Home Mortgage Company, Inc.             |    Residential Services Corporation of America      |
|        |   The Prudential Home Mortgage Securities Company, Inc.|    Residential Services Corporation of America      |
|        | Gateway Holdings, S.A.                                 |         The Prudential Investment Corporation       |
|        |   Amicus Investment Company                            |         The Prudential Investment Corporation       |
|        |   Global Income Fund Management Company, S.A.          |         The Prudential Investment Corporation       |
|        |   Global Series Fund II Management Company, S.A.       |         The Prudential Investment Corporation       |
|        |   Jennison Long Bond Management Company                |         The Prudential Investment Corporation       |
|        |   PAEC Management Company                              |         The Prudential Investment Corporation       |
|        | Prudential Asset Sales and Syndications, Inc.          |         The Prudential Investment Corporation       |
|        | Prudential Home Building Investors, Inc.               |         The Prudential Investment Corporation       |
|        | PruSupply, Inc.                                        |         The Prudential Investment Corporation       |
|        |   PruSupply Capital Assets, Inc.                       |         The Prudential Investment Corporation       |
|        | The Prudential Asset Management Company, Inc.          |         The Prudential Investment Corporation       |
|        |   Enhanced Investment Technologies, Inc.               |         The Prudential Investment Corporation       |
|        |   PCM International, Inc.                              |         The Prudential Investment Corporation       |
|        |   Prudential Asia Investments Limited                  |         The Prudential Investment Corporation       |
|        |     Prudential Asia DBS Limited                        |         The Prudential Investment Corporation       |
|        |     Prudential Asia Fund Management Limited (BVI)      |         The Prudential Investment Corporation       |
|        |       Prudential Asia Fund Management Limited          |         The Prudential Investment Corporation       |
|        |       Prudential Asia Fund Managers (HK) Limited       |         The Prudential Investment Corporation       |
|        |     Prudential Asset Management Asia Limited (BVI)     |         The Prudential Investment Corporation       |
|        |       PAMA (Indonesia) Limited                         |         The Prudential Investment Corporation       |
|        |       PAMA (Singapore) Private Limited                 |         The Prudential Investment Corporation       |
|        |       Prudential Asset Management Asia Hong Kong Ltd.  |         The Prudential Investment Corporation       |
|        |       PT PAMA Indonesia                                |         The Prudential Investment Corporation       |
|        |     SJ Bedding B.V.                                    |         The Prudential Investment Corporation       |
|        |     Simmons Bedding & Furniture (HK) Limited           |         The Prudential Investment Corporation       |
|        |       Simmons Asia Limited                             |         The Prudential Investment Corporation       |
|        |         Simmons (Southeast Asia) Private Limited       |         The Prudential Investment Corporation       |
|        |       Simmons Co. Limited                              |         The Prudential Investment Corporation       |
|        |   Prudential Asset Management Company Securities Corp. |         The Prudential Investment Corporation       |
|        |   Prudential Timber Investments, Inc.                  |         The Prudential Investment Corporation       |
|        | Texas Rio Grande Other Asset Group Company, Inc.       |         The Prudential Investment Corporation       |
|        | The Prudential Investment Advisory Company, Ltd.       |         The Prudential Investment Corporation       |
|        | The Prudential Property Company, Inc.                  |         The Prudential Investment Corporation       |
|        | The Prudential Realty Advisors, Inc.                   |         The Prudential Investment Corporation       |
|        | The Prudential Real Estate Financial Services of       |                                                     |
|        |  America, Inc.                                         |       The Prudential Real Estate Affiliates, Inc.   |
|        |   The Prudential Real Estate Financial Services of     |                                                     |
|        |    Long Island, Inc.                                   |       The Prudential Real Estate Affiliates, Inc.   |
|        | The Prudential Referral Services, Inc.                 |       The Prudential Real Estate Affiliates, Inc.   |
|        |                                                        |                                                     |

|        |                                                        |                                                     |
|        |                                                        |                                                     |
|        |                                                        |                                                     |
|        |                                                        |                                                     |
|-----------------------------------------------------------------------------------------------------------------------|
| 0299999 COMMON STOCKS                                                                                                 |
|-----------------------------------------------------------------------------------------------------------------------|
| 0399999 TOTAL - PREFERRED AND COMMON STOCKS                                                                           |
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
|        |                                                        |                        |  Stock in Lower-tier    |
|        |                                                        |                        |     Company Owned       |
|        |                           1                            |         3              | Indirectly by Insurer   |
|        |                                                        |                        |    on Statement Date    |
| CUSIP  |                                                        | Amount of Intangible   |-------------------------|
|Identi- |                Name of Lower-tier Company              |  Assets Included in    |     4      |     5      |
|fication|                                                        |    Amount Shown in     |   No. of   |    % of    |
|        |                                                        |  Column 5, Section 1   |   Shares   |Outstanding |
|--------|--------------------------------------------------------|------------------------|------------|------------|
|        | OTIP/RAEO Insurance Company, Inc.                      |          N/A           |     10,000 |        100 |
|        | Prudential-Bache Capital Funding (Swaps) Limited       |          N/A           |          1 |        100 |
|        | Prudential Texas Residential Services Corporation      |          N/A           |      1,000 |        100 |
|        | Prudential Select Life Insurance Company of America    |             1,262,549  |  2,500,000 |        100 |
|        | Lender's Service, Inc.                                 |               489,000  |      1,000 |        100 |
|        |   Lender's Service Title Agency, Inc.                  |          N/A           |      1,000 |        100 |
|        | Private Label Mortgage Services Corporation            |          N/A           |      1,000 |        100 |
|        | Residential Information Services, Inc.                 |          N/A           |      1,000 |        100 |
|        | Securitized Asset Sales, Inc.                          |          N/A           |      1,000 |        100 |
|        | Securitized Asset Services Corporation                 |          N/A           |      1,000 |        100 |
|        | The Prudential Home Mortgage Company, Inc.             |          N/A           |        100 |        100 |
|        |   The Prudential Home Mortgage Securities Company, Inc.|          N/A           |      1,000 |        100 |
|        | Gateway Holdings, S.A.                                 |          N/A           |     20,000 |        100 |
|        |   Amicus Investment Company                            |          N/A           |      1,000 |        100 |
|        |   Global Income Fund Management Company, S.A.          |          N/A           |      5,000 |        100 |
|        |   Global Series Fund II Management Company, S.A.       |          N/A           |      1,400 |        100 |
|        |   Jennison Long Bond Management Company                |          N/A           |      5,000 |        100 |
|        |   PAEC Management Company                              |          N/A           |      1,999 |        100 |
|        | Prudential Asset Sales and Syndications, Inc.          |          N/A           |      1,000 |        100 |
|        | Prudential Home Building Investors, Inc.               |          N/A           |        100 |        100 |
|        | PruSupply, Inc.                                        |          N/A           |        998 |        100 |
|        |   PruSupply Capital Assets, Inc.                       |          N/A           |         98 |        100 |
|        | The Prudential Asset Management Company, Inc.          |          N/A           |         86 |        100 |
|        |   Enhanced Investment Technologies, Inc.               |          N/A           |         98 |        100 |
|        |   PCM International, Inc.                              |          N/A           |        100 |        100 |
|        |   Prudential Asia Investments Limited                  |          N/A           |  3,000,000 |        100 |
|        |     Prudential Asia DBS Limited                        |          N/A           |        475 |         25 |
|        |     Prudential Asia Fund Management Limited (BVI)      |          N/A           |    200,000 |        100 |
|        |       Prudential Asia Fund Management Limited          |          N/A           |        180 |        100 |
|        |       Prudential Asia Fund Managers (HK) Limited       |          N/A           |         20 |        100 |
|        |     Prudential Asset Management Asia Limited (BVI)     |          N/A           |  1,000,000 |        100 |
|        |       PAMA (Indonesia) Limited                         |          N/A           |      7,500 |         75 |
|        |       PAMA (Singapore) Private Limited                 |          N/A           |  1,000,000 |        100 |
|        |       Prudential Asset Management Asia Hong Kong Ltd.  |          N/A           |        100 |        100 |
|        |       PT PAMA Indonesia                                |          N/A           |        650 |         65 |
|        |     SJ Bedding B.V.                                    |          N/A           |         40 |        100 |
|        |     Simmons Bedding & Furniture (HK) Limited           |          N/A           |    160,033 |         80 |
|        |       Simmons Asia Limited                             |          N/A           |    100,000 |         90 |
|        |         Simmons (Southeast Asia) Private Limited       |          N/A           |    300,000 |        100 |
|        |       Simmons Co. Limited                              |          N/A           |  3,433,000 |         66 |
|        |   Prudential Asset Management Company Securities Corp. |          N/A           |        100 |        100 |
|        |   Prudential Timber Investments, Inc.                  |          N/A           |        100 |        100 |
|        | Texas Rio Grande Other Asset Group Company, Inc.       |          N/A           |        100 |        100 |
|        | The Prudential Investment Advisory Company, Ltd.       |          N/A           |     40,000 |        100 |
|        | The Prudential Property Company, Inc.                  |          N/A           |         99 |        100 |
|        | The Prudential Realty Advisors, Inc.                   |          N/A           |        100 |        100 |
|        | The Prudential Real Estate Financial Services of       |                        |            |            |
|        |  America, Inc.                                         |          N/A           |        100 |        100 |
|        |   The Prudential Real Estate Financial Services of     |                        |            |            |
|        |    Long Island, Inc.                                   |          N/A           |        100 |        100 |
|        | The Prudential Referral Services, Inc.                 |          N/A           |      1,000 |        100 |
|        |                                                        |                        |            |            |

|        |                                                        |                        |            |            |
|------------------------------------------------------------------------------------------|------------|------------|
|  0299999 COMMON STOCKS                                                        15,282,022 |   X X X    |   X X X    |
|------------------------------------------------------------------------------------------|------------|------------|
|  0399999 TOTAL - PREFERRED AND COMMON STOCKS                                  15,282,022 |   X X X    |   X X X    |
----------------------------------------------------------------------------------------------------------------------

(a)  Prudential Residential Services, L.P. is a partnership which is reported on Schedule BA.

Groups of companies which are indented are owned by the company listed immediately above that group in the percentages indicated.


                       ITEM 26. NUMBER OF HOLDERS OF SECURITIES

TITLE OF CLASS                                  NUMBER OF RECORD HOLDERS
--------------                                  ------------------------
Money Market Portfolio
Capital Stock                                             14

Diversified Bond Portfolio
Capital Stock                                             15

High Yield Bond Portfolio
Capital Stock                                             14

Government Income Portfolio
Capital Stock                                             13

Equity Portfolio
Capital Stock                                             15

Stock Index Portfolio
Capital Stock                                             15

Equity Income Portfolio
Capital Stock                                             14

Natural Resources Portfolio
Capital Stock                                             13

Global Portfolio
Capital Stock                                             16

Conservative Balanced Portfolio
Capital Stock                                             15

Flexible Managed Portfolio
Capital Stock                                             15

Zero Coupon Bond 2000 Portfolio
Capital Stock                                              5

Zero Coupon Bond 2005 Portfolio
Capital Stock                                              5

Small Capitalization Stock Portfolio
Capital Stock                                             13

Prudential Jennison Portfolio                             14
Capital Stock

ITEM 27. INDEMNIFICATION

Article VI, paragraph (4) of Registrant's Articles of Incorporation provides that "(e)ach director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and as provided in the by-laws of the Corporation." Article VIII of the Registrant's Articles of Incorporation provides, in pertinent part, that "(n)o provision of these Articles of Incorporation shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

Paragraph 6 of both the Investment Advisory Agreement and the Supplemental Investment Advisory Agreement between Registrant and Prudential provides that "Prudential will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties on behalf of the Fund or from reckless disregard of its obligation and duties under this Agreement."

The Prudential Directors' and Officers' Liability and Corporation Reimbursement Insurance program, purchased by Prudential from Aetna Casualty & Surety Company, CNA Insurance Companies, Lloyds of London, Great American Insurance Company, Reliance Insurance Company, Corporate Officers & Directors Assurance Ltd., A.C.E. Insurance Company, Ltd., XL Insurance Company, Ltd., and Zurich-American Insurance Company, provides reimbursement for "Loss" (as defined in the policies) which the Company pays as indemnification to its directors or officers resulting from any claim for any actual or alleged act, error, misstatement, misleading statement, omission, or breach of duty by persons in the discharge of their duties in their capacities as directors or officers of Prudential, any of its subsidiaries, or certain investment companies affiliated with Prudential. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified. Loss essentially is the legal liability on claims against a director or officer, including adjudicated damages, settlements and reasonable and necessary legal fees and expenses incurred in defense of adjudicatory proceedings and appeals therefrom. Loss does not include punitive or exemplary damages or the multiplied portion of any multiplied damage award, criminal or civil fines or penalties imposed by law, taxes or wages, or matters which are uninsurable under the law pursuant to which the policies are construed.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) claims brought about or contributed to by the criminal, dishonest or fraudulent acts or omissions or the willful violation of any law by a director or officer, (2) claims based on or attributable to directors or officers gaining personal profit or advantage to which they were not legally entitled, and (3) claims arising from actual or alleged performance of, or failure to perform, services as, or in any capacity similar to, an investment adviser, investment banker, underwriter, broker or dealer, as those terms are defined in the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Advisers Act of 1940, the Investment Company Act of 1940, any rules or regulations thereunder, or any similar federal, state or local statute, rule or regulation.

The limit of coverage under the program for both individual and corporate reimbursement coverage is $150,000,000. The retention for corporate reimbursement coverage is $10,000,000 per loss.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Prudential does not have other business of a substantial nature besides activities relating to the assets of the registrant. Prudential is involved in insurance, reinsurance, securities, pension services, real estate and banking.

Prudential Investment Corporation (PIC) is the investment unit of Prudential and actively engages in the business of giving investment advice. The officers and directors of Prudential and PIC who are engaged directly or indirectly in activities relating to the registrant have no other business, profession, vocation, or employment of a substantial nature, and have not had such other connections during the past two years.


The business and other connections of Prudential's Directors are listed in the statement of additional information in Post-Effective Amendment No. 28 to the Registration Statement of The Prudential Variable Contract Account-10, Registration No. 2-76580, filed on February 28, 1997, the text of which is hereby incorporated by reference.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Pruco Securities Corporation also acts as principal underwriter of Prudential's Gibraltar Fund.

(b) NAME AND PRINCIPAL                      POSITIONS AND OFFICES
    BUSINESS ADDRESS                        WITH UNDERWRITER
    ------------------                      ----------------------
    James Avery Jr. **                      Director
    E. Michael Caulfield *                  Director
    Joseph Mahoney **                       Director
    Richard O. Painter ***                  Director
    Richard A. Topp *                       Director and President
    William F. Yelverton *                  Chairman of the Board
    C. Edward Chaplin *                     Treasurer
    Kevin Frawley **                        Vice President and Chief Compliance
                                            Officer
    Clifford E. Kirsch **                   Chief Legal Officer and Secretary
    Lisa Ramaswamy ***                      Comptroller and Chief Financial
                                            Officer

*     Principal Business Address: Prudential Plaza, Newark, NJ 07102
**    Principal Business Address: 213 Washington Street, Newark, NJ  7102
***   Principal Business Address: 1111 Durham Avenue, South Plainfield, NJ 07080

(c)   Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


All accounts, books, or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant, Prudential Plaza, Newark, New Jersey 07102-3777; the Registrant's Investment Advisor, The Prudential Insurance Company of America, Prudential Plaza, Newark, New Jersey 07102-3777, the Registrant's Accounting Agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105 or the Registrant's Custodians, Chase Manhattan Bank, Chase Metro Tech Center, Brooklyn, NY 11245, and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

(c) The undersigned Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the filing date of a Post-Effective Amendment filed under Rule 485(a) which has not become effective and has caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of New Jersey, on the 25th day of April, 1997.


                                          THE PRUDENTIAL SERIES FUND, INC.

                                          By: /s/ Mendel A. Melzer
                                              ----------------------------------
                                              Mendel A. Melzer
                                              Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE AND TITLE                   DATE
-------------------                   ----

/s/ *                                            April 25, 1997
-----------------------------------
E. Michael Caulfield
President and Director

/s/ *                                            April 25, 1997
-----------------------------------
Mendel A. Melzer
Chairman of the Board of Directors and
Principal Executive Officer

/s/ *                                            April 25, 1997
-----------------------------------
Eugene Stark
Comptroller and Principal Financial
Officer

/s/ *                                            April 25, 1997         *By: /s/ Thomas C. Castano
-----------------------------------                                          ---------------------
Saul K. Fenster                                                              Thomas C. Castano
Director                                                                     (Attorney-in-Fact)

/s/ *                                            April 25, 1997
-----------------------------------
W. Scott McDonald, Jr.
Director

/s/ *                                            April 25, 1997
-----------------------------------
Joseph Weber
Director







                                  EXHIBIT INDEX
   (i)(1) Articles of Incorporation of The Prudential Series Fund, Inc.                   Page C-13

   (i)(3) Articles Supplementary to the Articles of Incorporation of The                  Page C-26
          Prudential Series Fund, Inc.

     (ii) By-laws of The Prudential Series Fund, Inc., as amended February                Page C-32
          16, 1990.

   (v)(1) Investment Advisory Agreement, as amended July 14, 1988                         Page C-67
          between The Prudential Insurance Company of America and The
          Prudential Series Fund, Inc.

   (v)(2) Service Agreement between The Prudential Insurance Company                      Page C-71
          of America and The Prudential Investment Corporation.

     (vi) Distribution Agreement between The Prudential Series Fund, Inc.                 Page C-73
          and Pruco Securities Corporation.

(viii)(1) Custodian Agreement between Chase Manhattan Bank (formerly                      Page C-77
          Chemical Bank and Manufacturers Hanover Trust Company) and
          The Prudential Series Fund, Inc.

(viii)(2) Custodian Agreement between Brown Brothers Harriman & Co.                       Page C-108
          and The Prudential Series Fund, Inc.

  (ix)(1) Indemnification Agreement regarding Reg. No. 33-49994.                          Page C-141

  (ix)(2) Indemnification Agreement regarding Reg. No. 33-57186.                          Page C-143

  (xi)(1) Consent of Deloitte & Touche LLP independent auditors.                          Page C-145

  (xi)(2) Consent of Price Waterhouse LLP independent accountants.                        Page C-146

       27 Financial Data Schedule.                                                        Page C-147
